UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023—February 29, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   February 29, 2024
Vanguard Explorer Value™ Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	16

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
Explorer Value Fund	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,088.70	$2.54
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.43	2.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.49%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Explorer Value Fund
Fund Allocation
As of February 29, 2024
Communication Services	5.2%
Consumer Discretionary	13.0
Consumer Staples	2.4
Energy	6.1
Financials	15.6
Health Care	7.1
Industrials	21.7
Information Technology	10.1
Materials	8.8
Real Estate	9.0
Utilities	1.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Explorer Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.1%)
Communication Services (4.9%)
	Nexstar Media Group Inc.	105,114	17,467
*	Ziff Davis Inc.	169,799	11,675
	Interpublic Group of Cos. Inc.	160,292	5,033
*	Madison Square Garden Entertainment Corp.	104,754	4,032
*	Sphere Entertainment Co.	92,795	4,018
*	Madison Square Garden Sports Corp.	16,358	3,078
*,1	Manchester United plc Class A	143,874	2,187
	Paramount Global Class B	187,272	2,068
			49,558
Consumer Discretionary (12.3%)
	Lithia Motors Inc.	44,825	13,405
*	Royal Caribbean Cruises Ltd.	74,906	9,240
*	OneSpaWorld Holdings Ltd.	659,627	8,601
*	Adtalem Global Education Inc.	173,128	8,570
*	Victoria's Secret & Co.	288,205	8,231
*	Modine Manufacturing Co.	89,105	7,994
	Kontoor Brands Inc.	125,849	7,439
	LCI Industries	48,495	6,109
*	Mattel Inc.	304,223	5,993
	Cheesecake Factory Inc.	162,816	5,760
*	Asbury Automotive Group Inc.	23,636	4,936
*	Leslie's Inc.	610,952	4,826
	Boyd Gaming Corp.	70,401	4,656
	Gentex Corp.	126,453	4,619
*	Helen of Troy Ltd.	31,925	3,991
	ADT Inc.	549,536	3,990
*	Mohawk Industries Inc.	30,661	3,637
	Perdoceo Education Corp.	197,627	3,520
*	LGI Homes Inc.	28,597	3,263
*	Under Armour Inc. Class A	304,177	2,725
*	Stoneridge Inc.	137,730	2,420
			123,925
Consumer Staples (2.3%)
	Spectrum Brands Holdings Inc.	156,333	12,572
*	US Foods Holding Corp.	184,129	9,352
	J M Smucker Co.	7,928	953
			22,877
		Shares	Market Value• ($000)
Energy (5.8%)
	DTE Midstream LLC	253,689	14,620
	TechnipFMC plc	517,398	11,222
	SM Energy Co.	185,214	8,107
	Matador Resources Co.	103,390	6,529
*	Weatherford International plc	50,691	5,201
*	Tidewater Inc.	68,094	4,769
	Viper Energy Inc.	122,206	4,417
	Core Laboratories Inc.	229,320	3,433
			58,298
Financials (14.9%)
	Starwood Property Trust Inc.	603,073	12,297
	BGC Group Inc. Class A	1,574,302	10,941
*	Bancorp Inc.	190,612	8,509
	Popular Inc.	89,812	7,515
	First BanCorp (XNYS)	429,862	7,299
	Wintrust Financial Corp.	75,683	7,292
	First Merchants Corp.	214,292	7,114
*	Euronet Worldwide Inc.	59,660	6,529
	Pacific Premier Bancorp Inc.	284,626	6,507
	Carlyle Group Inc.	128,531	5,893
	Columbia Banking System Inc.	324,428	5,872
*	NMI Holdings Inc. Class A	188,882	5,682
	Affiliated Managers Group Inc.	32,313	5,051
	Evercore Inc. Class A	26,161	4,894
	Northern Trust Corp.	55,890	4,590
	Pinnacle Financial Partners Inc.	55,036	4,553
	WaFd Inc.	156,461	4,262
	Renasant Corp.	125,800	3,976
	WSFS Financial Corp.	87,979	3,729
	Lazard Inc.	96,057	3,702
*	Enstar Group Ltd.	11,920	3,671
	PJT Partners Inc. Class A	34,360	3,622
	Webster Financial Corp.	75,936	3,618
	First American Financial Corp.	61,239	3,577
	BOK Financial Corp.	41,768	3,551
	Hope Bancorp Inc.	189,620	2,080
	BankUnited Inc.	72,482	1,944
	Flushing Financial Corp.	78,025	1,002
			149,272
4

Explorer Value Fund
		Shares	Market Value• ($000)
Health Care (6.7%)
*	Enovis Corp.	135,950	8,131
*	Envista Holdings Corp.	326,772	6,748
*	Elanco Animal Health Inc. (XNYS)	359,943	5,719
*	LivaNova plc	104,218	5,712
*	Pacira BioSciences Inc.	178,832	5,315
*	Globus Medical Inc. Class A	98,090	5,296
*	Charles River Laboratories International Inc.	18,574	4,721
*	Ligand Pharmaceuticals Inc.	59,129	4,692
*	Varex Imaging Corp.	252,030	4,335
*	Prestige Consumer Healthcare Inc.	59,828	4,163
	Laboratory Corp. of America Holdings	17,507	3,779
*	Merit Medical Systems Inc.	41,955	3,197
*	QuidelOrtho Corp.	46,920	2,140
*	Acadia Healthcare Co. Inc.	25,460	2,125
*	Bio-Rad Laboratories Inc. Class A	3,966	1,292
			67,365
Industrials (20.7%)
	BWX Technologies Inc.	187,979	18,954
*	XPO Inc.	125,750	15,130
	Esab Corp.	123,767	12,268
*	GXO Logistics Inc.	226,750	11,737
*	OPENLANE Inc.	710,966	10,856
	FTAI Aviation Ltd.	177,007	9,964
*	Verra Mobility Corp.	394,091	8,520
*	Beacon Roofing Supply Inc.	96,589	8,296
	MDU Resources Group Inc.	373,051	8,088
*	MRC Global Inc.	634,895	7,320
	Timken Co.	75,439	6,336
	KBR Inc.	104,628	6,281
	Interface Inc.	398,266	6,261
*	Stericycle Inc.	114,643	6,235
	Applied Industrial Technologies Inc.	29,805	5,660
	Kaman Corp.	118,878	5,446
*	Resideo Technologies Inc.	237,322	5,299
	Masco Corp.	65,991	5,065
	RB Global Inc. (XTSE)	61,689	4,683
*	Generac Holdings Inc.	41,231	4,639
	Kennametal Inc.	179,694	4,536
*	Middleby Corp.	28,251	4,299
	Brink's Co.	51,264	4,246
*	Array Technologies Inc.	300,723	4,102
	EnerSys	42,939	3,945
*	Builders FirstSource Inc.	18,609	3,632
	nVent Electric plc	53,929	3,631
	Granite Construction Inc.	63,077	3,250
	WESCO International Inc.	17,716	2,648
	Greenbrier Cos. Inc.	44,573	2,307
	Simpson Manufacturing Co. Inc.	9,409	1,963
	Snap-on Inc.	6,977	1,923
			207,520
Information Technology (9.6%)
	MKS Instruments Inc.	72,555	8,907
*	Ultra Clean Holdings Inc.	182,662	7,891
*	ACI Worldwide Inc.	232,046	7,637
*	Insight Enterprises Inc.	36,596	6,880
	Belden Inc.	78,639	6,698
*	Kyndryl Holdings Inc.	289,265	6,355
		Shares	Market Value• ($000)
*	Verint Systems Inc.	193,979	6,132
*	Sanmina Corp.	94,960	6,001
*	Diodes Inc.	82,931	5,638
	Jabil Inc.	38,686	5,574
*	Zebra Technologies Corp. Class A	19,860	5,551
	TD SYNNEX Corp.	52,686	5,474
*	Teledyne Technologies Inc.	12,214	5,219
*	Keysight Technologies Inc.	22,671	3,498
*	Teradata Corp.	89,938	3,383
*	MACOM Technology Solutions Holdings Inc.	24,908	2,200
*	Fabrinet	8,582	1,850
*	Consensus Cloud Solutions Inc.	88,295	1,406
			96,294
Materials (8.4%)
	Silgan Holdings Inc.	528,995	23,228
*	Axalta Coating Systems Ltd.	505,162	16,534
	Eagle Materials Inc.	46,192	11,712
*	ATI Inc.	131,927	6,488
	Pactiv Evergreen Inc.	428,759	6,324
	Ashland Inc.	46,353	4,341
*	Knife River Corp.	57,078	4,229
	Graphic Packaging Holding Co.	159,175	4,131
	Carpenter Technology Corp.	61,489	3,975
	FMC Corp.	56,028	3,159
			84,121
Real Estate (8.6%)
	Gaming and Leisure Properties Inc.	331,223	15,064
	SITE Centers Corp.	505,597	6,866
	Agree Realty Corp.	120,054	6,597
	Independence Realty Trust Inc.	435,816	6,380
*	Equity Commonwealth	332,300	6,257
	First Industrial Realty Trust Inc.	115,419	6,117
	Newmark Group Inc. Class A	521,192	5,624
	COPT Defense Properties	230,029	5,574
	DigitalBridge Group Inc.	296,738	5,451
	STAG Industrial Inc.	142,244	5,283
	LXP Industrial Trust	603,535	5,227
*	Jones Lang LaSalle Inc.	20,994	3,994
*	CBRE Group Inc. Class A	41,453	3,809
	NETSTREIT Corp.	219,845	3,695
			85,938
Utilities (0.9%)
	ALLETE Inc.	70,814	4,011
	Portland General Electric Co.	73,128	2,938
	Unitil Corp.	47,490	2,420
			9,369
Total Common Stocks (Cost $745,018)			954,537

5

Explorer Value Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.400% (Cost $51,164)	511,755	51,170
Total Investments (100.2%) (Cost $796,182)			1,005,707
Other Assets and Liabilities—Net (-0.2%)			(1,690)
Net Assets (100%)			1,004,017
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,916,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,050,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	279	28,699	784

See accompanying Notes, which are an integral part of the Financial Statements.
6

Explorer Value Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $745,018)	954,537
Affiliated Issuers (Cost $51,164)	51,170
Total Investments in Securities	1,005,707
Investment in Vanguard	31
Cash	359
Cash Collateral Pledged—Futures Contracts	1,820
Receivables for Investment Securities Sold	2,676
Receivables for Accrued Income	977
Receivables for Capital Shares Issued	283
Variation Margin Receivable—Futures Contracts	194
Total Assets	1,012,047
Liabilities
Payables for Investment Securities Purchased	4,800
Collateral for Securities on Loan	2,050
Payables to Investment Advisor	655
Payables for Capital Shares Redeemed	441
Payables to Vanguard	84
Total Liabilities	8,030
Net Assets	1,004,017
1 Includes $1,916,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	793,345
Total Distributable Earnings (Loss)	210,672
Net Assets	1,004,017

Net Assets
Applicable to 22,872,920 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,004,017
Net Asset Value Per Share	$43.90

See accompanying Notes, which are an integral part of the Financial Statements.
7

Explorer Value Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	5,580
Interest[2]	1,234
Securities Lending—Net	36
Total Income	6,850
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,455
Performance Adjustment	(214)
The Vanguard Group—Note C
Management and Administrative	959
Marketing and Distribution	29
Custodian Fees	5
Shareholders’ Reports	22
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	2,264
Net Investment Income	4,586
Realized Net Gain (Loss)
Investment Securities Sold[2]	8,192
Futures Contracts	1,110
Realized Net Gain (Loss)	9,302
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	66,290
Futures Contracts	879
Change in Unrealized Appreciation (Depreciation)	67,169
Net Increase (Decrease) in Net Assets Resulting from Operations	81,057
1	Dividends are net of foreign withholding taxes of $28,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,199,000, $3,000, less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Explorer Value Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,586	14,989
Realized Net Gain (Loss)	9,302	11,817
Change in Unrealized Appreciation (Depreciation)	67,169	39,647
Net Increase (Decrease) in Net Assets Resulting from Operations	81,057	66,453
Distributions
Total Distributions	(24,191)	(39,564)
Capital Share Transactions
Issued	52,072	101,865
Issued in Lieu of Cash Distributions	22,597	37,424
Redeemed	(86,916)	(289,315)
Net Increase (Decrease) from Capital Share Transactions	(12,247)	(150,026)
Total Increase (Decrease)	44,619	(123,137)
Net Assets
Beginning of Period	959,398	1,082,535
End of Period	1,004,017	959,398

See accompanying Notes, which are an integral part of the Financial Statements.
9

Explorer Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$41.35	$39.93	$46.26	$30.32	$33.49	$40.53
Investment Operations
Net Investment Income[1]	.200	.586	.461	.351	.400	.494
Net Realized and Unrealized Gain (Loss) on Investments	3.422	2.308	(4.910)	15.911	(3.032)	(4.921)
Total from Investment Operations	3.622	2.894	(4.449)	16.262	(2.632)	(4.427)
Distributions
Dividends from Net Investment Income	(.743)	(.495)	(.352)	(.322)	(.538)	(.366)
Distributions from Realized Capital Gains	(.329)	(.979)	(1.529)	—	—	(2.247)
Total Distributions	(1.072)	(1.474)	(1.881)	(.322)	(.538)	(2.613)
Net Asset Value, End of Period	$43.90	$41.35	$39.93	$46.26	$30.32	$33.49
Total Return[2]	8.87%	7.43%	-10.05%	53.90%	-8.12%	-10.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,004	$959	$1,083	$1,164	$563	$655
Ratio of Total Expenses to Average Net Assets[3]	0.49%	0.49%[4]	0.53%[4]	0.52%	0.64%	0.55%
Ratio of Net Investment Income to Average Net Assets	1.11%	1.48%	1.05%	0.85%	1.28%	1.45%
Portfolio Turnover Rate	11%	23%	31%	41%	42%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.04%), 0.02%, 0.01%, 0.09%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.49% and 0.53%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Explorer Value Fund
Notes to Financial Statements
Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11

Explorer Value Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
12

Explorer Value Fund
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Frontier Capital Management Co., LLC, Cardinal Capital Management, L.L.C., and Ariel Investments, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years. The basic fee of Cardinal Capital Management, L.L.C., is subject to quarterly adjustments based on performance relative to the Russell 3000 Value Custom Index for periods prior to June 23, 2022, and to the new Russell 2500 Value Index, beginning June 23, 2022, for the preceding three years. The benchmark change will be fully phased in by August 2025. The basic fee of Ariel Investments, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Value Index since February 28, 2022.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 29, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic basic rate of 0.31% of the fund’s average net assets, before a net decrease of $214,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $31,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
13

Explorer Value Fund
At February 29, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	803,961
Gross Unrealized Appreciation	253,948
Gross Unrealized Depreciation	(51,418)
Net Unrealized Appreciation (Depreciation)	202,530
F.	During the six months ended February 29, 2024, the fund purchased $101,985,000 of investment securities and sold $134,936,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	Shares (000)	Shares (000)
Issued	1,260	2,542
Issued in Lieu of Cash Distributions	536	950
Redeemed	(2,123)	(7,404)
Net Increase (Decrease) in Shares Outstanding	(327)	(3,912)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 29, 2024, one shareholder was a record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result
14

Explorer Value Fund
in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
15

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory arrangements with Cardinal Capital Management, L.L.C. (Cardinal), Frontier Capital Management Co., LLC (Frontier), and Ariel Investments, LLC (Ariel). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over the short term, long term, and since inception; it also took into account the organizational depth and stability of the advisor. The board considered the following:
Ariel. Founded in 1983, Ariel is an established investment manager that became an industry trailblazer by being the first Black-owned mutual fund company in the United States. For decades, Ariel’s domestic value team has maintained the same distinctive approach, focusing on companies with high-quality brands and franchises that may be temporarily out of favor. Ariel will buy firms trading at a discount, with sustainable competitive advantages that can lead the company to recover and add value over time. The team’s performance demonstrates the interrelated tenets of Active Patience®, Independent Thinking, Focused Expertise, and Bold Teamwork that are hallmarks for the firm. Ariel has advised a portion of the fund since 2022.
Cardinal. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-capitalization value portfolios. Cardinal utilizes fundamental research to analyze a company’s ability to generate free cash flow and deploy that cash flow efficiently, enhancing shareholder value. Cardinal’s analysts engage extensively with company management teams to understand their capital allocation decisions. Cardinal seeks to purchase companies that can generate superior
16

cash flow and make value-creating capital allocation decisions at attractive valuations. Cardinal has managed a portion of the fund since the fund’s inception in 2010.
Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier employs a relative value approach that focuses on identifying companies with solid business models, unrecognized earnings power, and attractive valuations. The portfolio managers have the support of Frontier’s deep team of sector-focused analysts and other small- and mid-cap portfolio managers. Frontier has managed a portion of the fund since the fund’s inception in 2010.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term, long-term, and since-inception performance of Ariel’s, Cardinal’s, and Frontier’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Ariel’s, Cardinal’s, and Frontier’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Ariel, Cardinal, or Frontier in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Ariel, Cardinal, and Frontier. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
17

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q16902 042024

Semiannual Report   |   February 29, 2024
Vanguard Russell 1000 Index Funds
Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Russell 1000 Index Fund	3
Russell 1000 Value Index Fund	24
Russell 1000 Growth Index Fund	45

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,140.20	$0.43
Institutional Shares	1,000.00	1,140.30	0.37
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,092.30	$0.42
Institutional Shares	1,000.00	1,092.40	0.36
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$1,182.10	$0.43
Institutional Shares	1,000.00	1,182.10	0.38
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,024.47	$0.40
Institutional Shares	1,000.00	1,024.52	0.35
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,024.47	$0.40
Institutional Shares	1,000.00	1,024.52	0.35
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.47	$0.40
Institutional Shares	1,000.00	1,024.52	0.35
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares; for the Russell 1000 Value Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares; and for the Russell 1000 Growth Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Russell 1000 Index Fund
Fund Allocation
As of February 29, 2024
Basic Materials	1.8%
Consumer Discretionary	14.5
Consumer Staples	4.6
Energy	3.8
Financials	10.6
Health Care	11.8
Industrials	12.8
Real Estate	2.6
Technology	33.1
Telecommunications	2.0
Utilities	2.4
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Russell 1000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (1.8%)
	Linde plc	70,714	31,738
	Ecolab Inc.	36,178	8,134
	Freeport-McMoRan Inc.	208,437	7,881
	Air Products and Chemicals Inc.	32,349	7,571
	Nucor Corp.	36,258	6,972
	Fastenal Co.	83,094	6,067
	Dow Inc.	103,019	5,757
	Newmont Corp. (XNYS)	168,266	5,258
	LyondellBasell Industries NV Class A	37,660	3,776
	Steel Dynamics Inc.	22,757	3,045
	International Flavors & Fragrances Inc.	37,120	2,803
	Reliance Steel & Aluminum Co.	8,390	2,695
	Avery Dennison Corp.	11,790	2,553
	Albemarle Corp.	17,010	2,345
	CF Industries Holdings Inc.	28,036	2,263
	Celanese Corp.	14,402	2,189
	International Paper Co.	50,523	1,786
	United States Steel Corp.	32,064	1,518
*	Cleveland-Cliffs Inc.	72,650	1,511
	Eastman Chemical Co.	17,179	1,507
	Mosaic Co.	48,287	1,505
*	RBC Bearings Inc.	4,105	1,120
	FMC Corp.	18,354	1,035
	Southern Copper Corp.	12,533	1,013
	Royal Gold Inc.	9,608	986
	Olin Corp.	17,841	960
	Hexcel Corp.	12,341	919
*	Valvoline Inc.	20,148	859
	Element Solutions Inc.	32,331	760
	Timken Co.	8,892	747
	Alcoa Corp.	25,495	694
	Ashland Inc.	7,009	656
	Westlake Corp.	4,700	652
	Huntsman Corp.	24,988	640
	NewMarket Corp.	883	567
	Chemours Co.	21,801	429
	Scotts Miracle-Gro Co.	5,864	385
*	MP Materials Corp.	14,848	226
	SSR Mining Inc. (XTSE)	28,819	124
	SSR Mining Inc.	52	—
			121,646
		Shares	Market Value• ($000)
Consumer Discretionary (14.5%)
*	Amazon.com Inc.	1,313,981	232,259
*	Tesla Inc.	402,407	81,238
	Home Depot Inc.	145,880	55,523
	Costco Wholesale Corp.	64,619	48,069
*	Netflix Inc.	62,968	37,965
	Walmart Inc.	624,510	36,603
	McDonald's Corp.	106,354	31,085
	Walt Disney Co.	266,690	29,757
*	Uber Technologies Inc.	286,966	22,814
	Lowe's Cos. Inc.	84,241	20,274
*	Booking Holdings Inc.	5,203	18,048
	NIKE Inc. Class B	173,422	18,024
	TJX Cos. Inc.	167,976	16,653
	Starbucks Corp.	164,541	15,615
*	Chipotle Mexican Grill Inc.	3,998	10,750
	Target Corp.	67,127	10,265
*	O'Reilly Automotive Inc.	8,613	9,366
*	Airbnb Inc. Class A	59,173	9,318
	Marriott International Inc. Class A	35,525	8,877
	General Motors Co.	200,154	8,202
*	AutoZone Inc.	2,562	7,701
*	Lululemon Athletica Inc.	16,238	7,585
	Hilton Worldwide Holdings Inc.	36,321	7,421
	Ross Stores Inc.	48,961	7,293
	Ford Motor Co.	571,337	7,107
	DR Horton Inc.	45,371	6,780
*	Copart Inc.	125,220	6,655
	Lennar Corp. Class A	36,832	5,838
	Yum! Brands Inc.	40,929	5,665
	Electronic Arts Inc.	39,464	5,504
*	Trade Desk Inc. Class A	64,367	5,499
*	Spotify Technology SA	20,455	5,245
	Estee Lauder Cos. Inc. Class A	33,579	4,989
	Dollar General Corp.	31,867	4,631
*	Dollar Tree Inc.	30,444	4,466
*	Royal Caribbean Cruises Ltd.	34,162	4,214
	Tractor Supply Co.	16,000	4,069
	Delta Air Lines Inc.	93,455	3,950
*	Ulta Beauty Inc.	7,165	3,930
	eBay Inc.	78,127	3,694
*	Take-Two Interactive Software Inc.	24,073	3,537
*	Deckers Outdoor Corp.	3,811	3,413
	PulteGroup Inc.	31,214	3,383
4

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	NVR Inc.	424	3,233
*	Aptiv plc	39,402	3,132
	Garmin Ltd.	22,436	3,082
	Genuine Parts Co.	20,485	3,058
	Darden Restaurants Inc.	17,552	2,996
	Southwest Airlines Co.	86,447	2,963
*	Coupang Inc.	159,137	2,947
	Las Vegas Sands Corp.	53,582	2,921
*	Warner Bros Discovery Inc.	320,373	2,816
*	Expedia Group Inc.	20,040	2,742
*	Roblox Corp. Class A	67,644	2,699
*	DraftKings Inc. Class A	60,894	2,638
	Omnicom Group Inc.	28,659	2,533
*	Carnival Corp.	145,319	2,305
	Best Buy Co. Inc.	28,474	2,303
	Domino's Pizza Inc.	5,086	2,280
*	Live Nation Entertainment Inc.	22,881	2,219
	Pool Corp.	5,512	2,194
	Williams-Sonoma Inc.	9,236	2,175
*	United Airlines Holdings Inc.	47,389	2,156
*	Liberty Media Corp.-Liberty Formula One Class C	29,185	2,124
	LKQ Corp.	38,911	2,035
	RB Global Inc. (XTSE)	26,524	2,013
*	Burlington Stores Inc.	9,367	1,921
*	CarMax Inc.	23,114	1,826
*	Floor & Decor Holdings Inc. Class A	15,076	1,826
	Toll Brothers Inc.	15,601	1,789
*	MGM Resorts International	41,085	1,778
	Interpublic Group of Cos. Inc.	55,820	1,753
	Rollins Inc.	37,150	1,637
	Wynn Resorts Ltd.	15,221	1,601
*	Five Below Inc.	7,943	1,594
	Tapestry Inc.	33,309	1,583
	Dick's Sporting Goods Inc.	8,791	1,564
	Service Corp. International	21,354	1,563
	Bath & Body Works Inc.	33,606	1,536
	News Corp. Class A	56,863	1,529
	Wingstop Inc.	4,329	1,520
*	American Airlines Group Inc.	95,100	1,491
	Texas Roadhouse Inc.	9,787	1,462
*	BJ's Wholesale Club Holdings Inc.	19,486	1,423
	Tempur Sealy International Inc.	24,439	1,331
*	Caesars Entertainment Inc.	29,725	1,292
*	Etsy Inc.	17,751	1,273
	Vail Resorts Inc.	5,523	1,272
	Churchill Downs Inc.	10,405	1,268
	Gentex Corp.	34,359	1,255
*	Skechers USA Inc. Class A	19,536	1,208
*	Norwegian Cruise Line Holdings Ltd.	62,023	1,203
	PVH Corp.	8,741	1,195
	Lithia Motors Inc.	3,952	1,182
	Murphy USA Inc.	2,813	1,173
	Lear Corp.	8,436	1,159
*	Rivian Automotive Inc. Class A	96,795	1,096
*	Crocs Inc.	8,941	1,093
*	SiteOne Landscape Supply Inc.	6,490	1,093
	Ralph Lauren Corp.	5,822	1,082
		Shares	Market Value• ($000)
	Fox Corp. Class A	35,795	1,066
	BorgWarner Inc. (XNYS)	34,152	1,063
	H&R Block Inc.	21,172	1,036
	Aramark	34,110	1,035
	New York Times Co. Class A	23,334	1,033
*	Mattel Inc.	50,652	998
	Hyatt Hotels Corp. Class A	6,479	995
*	Bright Horizons Family Solutions Inc.	8,459	972
	Hasbro Inc.	19,189	965
	Thor Industries Inc.	7,496	961
	Paramount Global Class B	84,615	934
	U-Haul Holding Co.	14,511	923
	Wyndham Hotels & Resorts Inc.	11,807	904
	Whirlpool Corp.	7,852	843
	VF Corp.	51,313	839
	Nexstar Media Group Inc.	4,890	813
*	Lyft Inc. Class A	49,972	794
*	Planet Fitness Inc. Class A	12,506	776
*	Capri Holdings Ltd.	16,393	756
	TKO Group Holdings Inc.	8,825	739
	Polaris Inc.	7,942	736
*	Ollie's Bargain Outlet Holdings Inc.	9,092	729
*	Wayfair Inc. Class A	12,065	719
	Macy's Inc.	39,875	695
	Boyd Gaming Corp.	10,478	693
*	Coty Inc. Class A	54,773	688
	Harley-Davidson Inc.	18,974	688
*	Liberty Media Corp.-Liberty SiriusXM Class C	23,692	687
*	Alaska Air Group Inc.	18,316	685
*	RH	2,263	621
*	AutoNation Inc.	4,134	619
*	Grand Canyon Education Inc.	4,334	584
	Advance Auto Parts Inc.	8,463	572
*	GameStop Corp. Class A	39,293	561
	Fox Corp. Class B	19,597	537
	Gap Inc.	28,209	534
*	YETI Holdings Inc.	12,431	510
*	Madison Square Garden Sports Corp.	2,674	503
	Marriott Vacations Worldwide Corp.	5,252	489
	Choice Hotels International Inc.	4,339	486
	Wendy's Co.	25,179	456
	Travel & Leisure Co.	10,049	449
	Kohl's Corp.	15,818	441
	Penske Automotive Group Inc.	2,861	439
	Carter's Inc.	5,218	422
	News Corp. Class B	15,076	422
	Columbia Sportswear Co.	5,045	417
*	TripAdvisor Inc.	15,473	415
	Newell Brands Inc.	54,343	408
*	Penn Entertainment Inc.	21,544	394
*	Liberty Media Corp.-Liberty SiriusXM Class A	13,429	391
	Leggett & Platt Inc.	18,885	386
*,1	Lucid Group Inc.	106,943	353
	Nordstrom Inc.	16,506	346
*	Victoria's Secret & Co.	11,317	323
	Avis Budget Group Inc.	2,894	313
*	QuantumScape Corp.	49,264	309

5

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Under Armour Inc. Class A	33,984	305
[1]	Sirius XM Holdings Inc.	64,556	285
*	Liberty Media Corp.-Liberty Live Class C	6,999	279
	Phinia Inc.	6,852	235
*	Peloton Interactive Inc. Class A	48,961	221
*,1	Birkenstock Holding plc	4,301	215
*	Under Armour Inc. Class C	21,710	185
*	Hertz Global Holdings Inc.	19,207	151
*	Liberty Media Corp.-Liberty Formula One Class A	2,216	145
*	AMC Entertainment Holdings Inc. Class A	28,757	124
*	Cava Group Inc.	2,051	120
*	Driven Brands Holdings Inc.	8,516	117
*	Liberty Media Corp.-Liberty Live Class A	2,697	104
	Lennar Corp. Class B	695	102
*	Mister Car Wash Inc.	12,022	100
*	U-Haul Holding Co. (XNYS)	1,129	73
[1]	Paramount Global Class A	2,317	49
*	Petco Health & Wellness Co. Inc.	11,746	31
*	Playtika Holding Corp.	3,378	25
			991,740
Consumer Staples (4.5%)
	Procter & Gamble Co.	343,377	54,576
	Coca-Cola Co.	568,147	34,100
	PepsiCo Inc.	200,957	33,226
	Philip Morris International Inc.	226,345	20,362
	Mondelez International Inc. Class A	198,377	14,495
	CVS Health Corp.	186,744	13,888
	Altria Group Inc.	260,412	10,653
	Colgate-Palmolive Co.	119,718	10,358
	McKesson Corp.	19,776	10,311
*	Monster Beverage Corp.	108,599	6,418
	Sysco Corp.	73,863	5,981
	Kimberly-Clark Corp.	49,122	5,952
	Constellation Brands Inc. Class A	23,455	5,829
	Corteva Inc.	103,805	5,556
	Cencora Inc.	23,530	5,544
	General Mills Inc.	84,797	5,442
	Kenvue Inc.	252,655	4,800
	Kroger Co.	94,961	4,711
	Keurig Dr Pepper Inc.	138,729	4,149
	Archer-Daniels-Midland Co.	77,738	4,129
	Kraft Heinz Co.	116,854	4,123
	Hershey Co.	21,865	4,109
	Church & Dwight Co. Inc.	35,608	3,565
	Clorox Co.	18,044	2,766
	McCormick & Co. Inc.	36,772	2,532
	Walgreens Boots Alliance Inc.	104,423	2,220
	Tyson Foods Inc. Class A	40,606	2,203
	Lamb Weston Holdings Inc.	21,269	2,174
	Kellanova	37,712	2,080
	Bunge Global SA	21,085	1,990
	Conagra Brands Inc.	68,961	1,936
	J M Smucker Co.	14,930	1,794
*	Performance Food Group Co.	22,451	1,724
*	Celsius Holdings Inc.	21,009	1,715
		Shares	Market Value• ($000)
*	US Foods Holding Corp.	32,835	1,668
	Casey's General Stores Inc.	5,448	1,659
	Molson Coors Beverage Co. Class B	25,523	1,593
	Brown-Forman Corp. Class B	25,685	1,547
	Hormel Foods Corp.	42,238	1,492
	Albertsons Cos. Inc. Class A	60,652	1,230
	Campbell Soup Co.	27,690	1,181
	Ingredion Inc.	9,655	1,136
*	Darling Ingredients Inc.	23,268	985
*	Post Holdings Inc.	7,487	780
*	Freshpet Inc.	6,311	713
	Flowers Foods Inc.	27,713	621
	Brown-Forman Corp. Class A	7,667	460
*	Boston Beer Co. Inc. Class A	1,392	429
	Spectrum Brands Holdings Inc.	5,090	409
*	Grocery Outlet Holding Corp.	13,919	359
	Reynolds Consumer Products Inc.	7,776	229
*	Pilgrim's Pride Corp.	5,687	181
	WK Kellogg Co.	9,428	138
	Seaboard Corp.	30	99
*	Olaplex Holdings Inc.	18,089	34
			312,354
Energy (3.7%)
	Exxon Mobil Corp.	590,394	61,708
	Chevron Corp.	250,993	38,153
	ConocoPhillips	174,739	19,665
	Schlumberger NV	207,751	10,041
	EOG Resources Inc.	85,702	9,809
	Marathon Petroleum Corp.	55,357	9,368
	Phillips 66	64,911	9,250
	Pioneer Natural Resources Co.	33,933	7,981
	Valero Energy Corp.	49,492	7,001
	Williams Cos. Inc.	177,690	6,386
	ONEOK Inc.	84,680	6,361
	Occidental Petroleum Corp.	100,160	6,071
	Hess Corp.	40,503	5,903
	Cheniere Energy Inc.	34,929	5,421
	Kinder Morgan Inc.	286,271	4,978
	Diamondback Energy Inc.	25,979	4,742
	Halliburton Co.	130,895	4,591
	Baker Hughes Co.	147,620	4,368
	Devon Energy Corp.	93,247	4,108
	Targa Resources Corp.	32,203	3,164
	Coterra Energy Inc.	109,027	2,811
*	Enphase Energy Inc.	19,314	2,453
*	First Solar Inc.	15,440	2,376
	Marathon Oil Corp.	87,997	2,134
	EQT Corp.	52,718	1,959
	Ovintiv Inc. (XNYS)	37,373	1,847
	Chesapeake Energy Corp.	18,316	1,516
	Texas Pacific Land Corp.	885	1,394
	TechnipFMC plc	62,954	1,365
	APA Corp.	44,822	1,335
	HF Sinclair Corp.	21,126	1,173
*	Southwestern Energy Co.	158,136	1,102
	Range Resources Corp.	34,301	1,085
*	Antero Resources Corp.	41,477	1,066

6

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	NOV Inc.	57,522	972
	DTE Midstream LLC	13,957	804
	Antero Midstream Corp.	49,784	667
	New Fortress Energy Inc.	9,237	325
*	Plug Power Inc.	76,639	271
*	ChargePoint Holdings Inc.	41,717	86
			255,810
Financials (10.6%)
*	Berkshire Hathaway Inc. Class B	267,052	109,331
	JPMorgan Chase & Co.	421,000	78,331
	Bank of America Corp.	1,005,079	34,695
	Wells Fargo & Co.	535,255	29,755
	S&P Global Inc.	46,794	20,046
	Goldman Sachs Group Inc.	46,505	18,093
	BlackRock Inc.	21,674	17,585
	Progressive Corp.	85,216	16,154
	Citigroup Inc.	278,948	15,479
	Morgan Stanley	175,335	15,086
	Chubb Ltd.	59,209	14,901
	Marsh & McLennan Cos. Inc.	72,176	14,599
	Charles Schwab Corp.	216,149	14,434
	Blackstone Inc.	103,913	13,282
	CME Group Inc.	52,355	11,536
	Intercontinental Exchange Inc.	82,552	11,427
	US Bancorp	227,133	9,531
	KKR & Co. Inc.	96,692	9,501
	Aon plc Class A (XNYS)	28,907	9,134
	Moody's Corp.	23,149	8,783
	PNC Financial Services Group Inc.	58,099	8,552
	Apollo Global Management Inc.	76,112	8,509
	American International Group Inc.	103,781	7,565
	Arthur J Gallagher & Co.	30,882	7,533
	Travelers Cos. Inc.	33,226	7,342
	Aflac Inc.	86,009	6,944
	Truist Financial Corp.	193,570	6,771
	MetLife Inc.	92,342	6,440
	Bank of New York Mellon Corp.	112,250	6,296
	MSCI Inc.	11,197	6,281
	Allstate Corp.	38,272	6,105
	Ameriprise Financial Inc.	14,964	6,096
	Prudential Financial Inc.	52,920	5,768
*	Coinbase Global Inc. Class A	24,689	5,026
*	Arch Capital Group Ltd.	52,022	4,557
	Discover Financial Services	36,365	4,389
	Hartford Financial Services Group Inc.	43,009	4,122
	Willis Towers Watson plc	15,076	4,110
*	NU Holdings Ltd. Class A	340,618	3,774
	T Rowe Price Group Inc.	32,055	3,633
	Broadridge Financial Solutions Inc.	17,117	3,485
	Fifth Third Bancorp	99,075	3,402
	M&T Bank Corp.	24,139	3,373
	Raymond James Financial Inc.	27,516	3,311
	State Street Corp.	44,909	3,311
	Ares Management Corp. Class A	23,780	3,154
	Cboe Global Markets Inc.	15,333	2,944
		Shares	Market Value• ($000)
	LPL Financial Holdings Inc.	10,981	2,942
	Brown & Brown Inc.	34,642	2,917
*	Markel Group Inc.	1,925	2,873
	Principal Financial Group Inc.	35,095	2,838
	Nasdaq Inc.	49,880	2,803
	Huntington Bancshares Inc.	209,807	2,736
	FactSet Research Systems Inc.	5,577	2,580
	Cincinnati Financial Corp.	22,436	2,558
	Regions Financial Corp.	135,661	2,527
	First Citizens BancShares Inc. Class A	1,574	2,477
	Northern Trust Corp.	29,897	2,455
	W R Berkley Corp.	29,126	2,435
	Everest Group Ltd.	6,241	2,302
	Citizens Financial Group Inc.	67,740	2,126
	Loews Corp.	26,735	2,009
	KeyCorp	135,683	1,936
	Fidelity National Financial Inc.	37,596	1,902
	Tradeweb Markets Inc. Class A	16,820	1,780
	Reinsurance Group of America Inc.	9,729	1,721
	Equitable Holdings Inc.	50,269	1,721
	RenaissanceRe Holdings Ltd.	7,334	1,649
	Interactive Brokers Group Inc. Class A	15,082	1,640
	Kinsale Capital Group Inc.	3,155	1,629
	Globe Life Inc.	12,754	1,619
*	Robinhood Markets Inc. Class A	97,375	1,588
	East West Bancorp Inc.	20,565	1,498
	Ally Financial Inc.	39,682	1,468
	Unum Group	28,698	1,419
	Carlyle Group Inc.	30,905	1,417
	Assurant Inc.	7,662	1,390
	Annaly Capital Management Inc.	72,285	1,380
	American Financial Group Inc.	10,650	1,360
	Primerica Inc.	5,151	1,263
*	SoFi Technologies Inc.	134,615	1,209
	Blue Owl Capital Inc.	66,291	1,191
	Webster Financial Corp.	24,865	1,185
	MarketAxess Holdings Inc.	5,377	1,148
	Franklin Resources Inc.	41,677	1,144
	First Horizon Corp.	80,397	1,134
	Morningstar Inc.	3,754	1,121
	XP Inc. Class A	47,024	1,112
	Jefferies Financial Group Inc.	26,323	1,101
	Old Republic International Corp.	37,822	1,095
	Stifel Financial Corp.	14,422	1,094
	SEI Investments Co.	14,620	983
	Voya Financial Inc.	14,371	982
	Evercore Inc. Class A	5,159	965
	Comerica Inc.	19,286	952
	Houlihan Lokey Inc.	7,353	946
	Cullen/Frost Bankers Inc.	8,672	941
	Western Alliance Bancorp	15,846	915
	Commerce Bancshares Inc.	17,334	902

7

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Pinnacle Financial Partners Inc.	10,896	901
	AGNC Investment Corp.	94,184	900
	Starwood Property Trust Inc.	42,368	864
	RLI Corp.	5,882	861
	Wintrust Financial Corp.	8,907	858
	Popular Inc.	10,240	857
	First American Financial Corp.	14,430	843
	Zions Bancorp NA	21,126	833
	Corebridge Financial Inc.	32,873	816
	Invesco Ltd.	52,482	809
	MGIC Investment Corp.	40,511	806
	Affiliated Managers Group Inc.	5,064	792
	Synovus Financial Corp.	20,865	792
	Prosperity Bancshares Inc.	12,567	784
	OneMain Holdings Inc.	16,186	764
	Rithm Capital Corp.	69,282	751
	Assured Guaranty Ltd.	8,103	742
	Axis Capital Holdings Ltd.	11,408	714
*	Ryan Specialty Holdings Inc.	13,620	713
	FNB Corp.	52,056	694
	SLM Corp.	33,281	693
	Lincoln National Corp.	24,975	688
	Hanover Insurance Group Inc.	5,175	680
	Bank OZK	15,394	674
	White Mountains Insurance Group Ltd.	355	627
	Lazard Inc.	16,211	625
	Janus Henderson Group plc	19,815	617
	Columbia Banking System Inc.	30,483	552
	Kemper Corp.	8,887	509
	New York Community Bancorp Inc.	104,395	500
*	Credit Acceptance Corp.	889	492
	TPG Inc.	10,333	458
*	Brighthouse Financial Inc.	9,592	447
	First Hawaiian Inc.	18,127	380
	BOK Financial Corp.	4,162	354
	Virtu Financial Inc. Class A	13,061	236
*	Rocket Cos. Inc. Class A	17,131	215
	CNA Financial Corp.	3,872	170
[1]	UWM Holdings Corp.	14,976	96
	TFS Financial Corp.	7,077	90
			726,751
Health Care (11.8%)
	Eli Lilly & Co.	123,425	93,023
	UnitedHealth Group Inc.	135,568	66,916
	Johnson & Johnson	351,469	56,720
	Merck & Co. Inc.	370,433	47,101
	AbbVie Inc.	257,370	45,310
	Thermo Fisher Scientific Inc.	56,270	32,084
	Abbott Laboratories	252,491	29,956
	Danaher Corp.	95,983	24,297
	Pfizer Inc.	824,027	21,886
	Amgen Inc.	77,908	21,334
*	Intuitive Surgical Inc.	50,935	19,641
	Stryker Corp.	51,812	18,086
	Elevance Health Inc.	34,567	17,327
	Medtronic plc	193,721	16,149
		Shares	Market Value• ($000)
*	Vertex Pharmaceuticals Inc.	37,577	15,810
	Bristol-Myers Squibb Co.	296,959	15,071
*	Regeneron Pharmaceuticals Inc.	14,956	14,449
	Cigna Group	42,576	14,311
*	Boston Scientific Corp.	213,309	14,123
	Zoetis Inc.	67,490	13,385
	Gilead Sciences Inc.	182,306	13,144
	Becton Dickinson & Co.	42,235	9,948
	HCA Healthcare Inc.	29,009	9,042
*	Edwards Lifesciences Corp.	87,684	7,442
*	IDEXX Laboratories Inc.	12,017	6,913
*	IQVIA Holdings Inc.	26,524	6,556
*	DexCom Inc.	56,442	6,495
	Humana Inc.	18,208	6,379
*	Centene Corp.	77,822	6,104
	Agilent Technologies Inc.	42,599	5,851
	GE Healthcare Inc.	58,737	5,361
*	Veeva Systems Inc. Class A	21,158	4,771
*	Biogen Inc.	20,959	4,548
*	Moderna Inc.	48,366	4,461
	Cardinal Health Inc.	35,963	4,027
	West Pharmaceutical Services Inc.	10,761	3,856
*	ICON plc	11,873	3,807
	Zimmer Biomet Holdings Inc.	30,594	3,805
	ResMed Inc.	21,140	3,672
*	Align Technology Inc.	11,163	3,376
	STERIS plc	14,459	3,368
*	Molina Healthcare Inc.	8,424	3,318
*	Illumina Inc.	22,991	3,215
	Baxter International Inc.	73,959	3,026
*	Alnylam Pharmaceuticals Inc.	18,043	2,726
	Laboratory Corp. of America Holdings	12,359	2,667
	Cooper Cos. Inc.	28,224	2,642
*	Hologic Inc.	35,299	2,605
*	Avantor Inc.	98,633	2,430
*	BioMarin Pharmaceutical Inc.	27,323	2,357
	Viatris Inc.	174,515	2,159
	Quest Diagnostics Inc.	16,368	2,044
	Revvity Inc.	18,063	1,979
*	Charles River Laboratories International Inc.	7,337	1,865
*	Neurocrine Biosciences Inc.	13,991	1,824
*	Sarepta Therapeutics Inc.	13,117	1,678
	Bio-Techne Corp.	22,761	1,675
*	Insulet Corp.	10,064	1,650
	Royalty Pharma plc Class A	54,189	1,644
*	Karuna Therapeutics Inc.	5,200	1,633
*	Incyte Corp.	26,969	1,574
*	Repligen Corp.	8,029	1,558
	Teleflex Inc.	6,812	1,518
*	Catalent Inc.	26,380	1,513
*	United Therapeutics Corp.	6,607	1,491
*	Exact Sciences Corp.	25,886	1,489
	Universal Health Services Inc. Class B	8,714	1,456
*	Henry Schein Inc.	19,030	1,455
*	Qiagen NV	32,562	1,393
*	Shockwave Medical Inc.	5,296	1,382
*	Tenet Healthcare Corp.	14,793	1,376

8

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Medpace Holdings Inc.	3,412	1,356
*	Natera Inc.	15,640	1,353
	Chemed Corp.	2,157	1,351
	Bruker Corp.	15,576	1,348
*	Penumbra Inc.	5,298	1,245
*	Elanco Animal Health Inc. (XNYS)	71,906	1,143
*	Acadia Healthcare Co. Inc.	13,144	1,097
	Encompass Health Corp.	14,455	1,075
*	Jazz Pharmaceuticals plc	8,967	1,066
	DENTSPLY SIRONA Inc.	31,035	1,014
*	Exelixis Inc.	45,782	1,003
*	DaVita Inc.	7,792	989
*	Bio-Rad Laboratories Inc. Class A	3,003	979
*	Ionis Pharmaceuticals Inc.	20,928	946
*	Globus Medical Inc. Class A	17,248	931
*	Apellis Pharmaceuticals Inc.	14,627	906
*	Masimo Corp.	6,190	796
*	Inspire Medical Systems Inc.	4,240	759
	Organon & Co.	37,477	652
*	10X Genomics Inc. Class A	13,456	628
*	Ultragenyx Pharmaceutical Inc.	11,442	592
*	Roivant Sciences Ltd.	51,188	586
*	Azenta Inc.	8,637	563
	Perrigo Co. plc	19,798	520
*	Envista Holdings Corp.	23,990	495
*	Fortrea Holdings Inc.	12,987	488
*	Doximity Inc. Class A	17,226	486
*	Enovis Corp.	7,530	450
*	Amedisys Inc.	4,568	425
*	Teladoc Health Inc.	24,345	367
*	Integra LifeSciences Holdings Corp.	9,787	361
*	Ginkgo Bioworks Holdings Inc.	233,309	355
	Premier Inc. Class A	16,767	350
*	QuidelOrtho Corp.	7,645	349
*	ICU Medical Inc.	2,860	312
*	R1 RCM Inc.	21,814	306
*	Certara Inc.	17,256	291
*	agilon health Inc.	42,625	261
*	Tandem Diabetes Care Inc.	9,771	260
*	Novocure Ltd.	15,398	236
*	Sotera Health Co.	14,352	215
*	Maravai LifeSciences Holdings Inc. Class A	15,071	116
			808,268
Industrials (12.7%)
	Visa Inc. Class A	232,652	65,757
	Mastercard Inc. Class A	121,106	57,496
	Accenture plc Class A	92,157	34,539
	Caterpillar Inc.	74,418	24,853
	General Electric Co.	158,110	24,806
	Union Pacific Corp.	88,897	22,552
	Honeywell International Inc.	97,118	19,300
	RTX Corp.	209,743	18,808
	American Express Co.	84,620	18,567
	Eaton Corp. plc	58,070	16,782
*	Boeing Co.	81,323	16,567
	United Parcel Service Inc. Class B (XNYS)	105,617	15,659
		Shares	Market Value• ($000)
	Automatic Data Processing Inc.	60,312	15,146
	Deere & Co.	38,657	14,112
	Lockheed Martin Corp.	32,301	13,833
*	Fiserv Inc.	87,183	13,014
	Sherwin-Williams Co.	34,686	11,517
	Illinois Tool Works Inc.	43,669	11,448
	CSX Corp.	287,790	10,919
	Parker-Hannifin Corp.	18,630	9,975
	General Dynamics Corp.	35,675	9,748
*	PayPal Holdings Inc.	160,143	9,663
	Northrop Grumman Corp.	20,875	9,624
	Trane Technologies plc	33,198	9,361
	TransDigm Group Inc.	7,722	9,094
	Emerson Electric Co.	83,259	8,896
	FedEx Corp.	33,811	8,418
	Norfolk Southern Corp.	33,134	8,395
	PACCAR Inc.	74,815	8,296
	Cintas Corp.	12,625	7,936
	Capital One Financial Corp.	55,287	7,608
	3M Co.	80,119	7,381
	United Rentals Inc.	9,853	6,831
	Carrier Global Corp.	121,471	6,751
	Old Dominion Freight Line Inc.	14,385	6,365
	Ferguson plc	29,770	6,295
*	Block Inc. (XNYS)	79,129	6,288
	WW Grainger Inc.	6,436	6,265
	AMETEK Inc.	33,546	6,044
	Fidelity National Information Services Inc.	86,193	5,964
	Johnson Controls International plc	99,217	5,881
	L3Harris Technologies Inc.	27,602	5,842
	Paychex Inc.	46,909	5,752
	Otis Worldwide Corp.	60,198	5,737
	Cummins Inc.	20,712	5,563
	Ingersoll Rand Inc. (XYNS)	59,014	5,390
	Martin Marietta Materials Inc.	8,994	5,196
	Vulcan Materials Co.	19,346	5,143
	Quanta Services Inc.	20,929	5,055
	Verisk Analytics Inc.	20,788	5,029
	Global Payments Inc.	37,583	4,875
	Equifax Inc.	17,721	4,848
	PPG Industries Inc.	34,156	4,836
	Rockwell Automation Inc.	16,753	4,776
	DuPont de Nemours Inc.	66,815	4,623
*	Fair Isaac Corp.	3,541	4,497
	Xylem Inc.	34,500	4,383
	Fortive Corp.	51,475	4,382
*	Keysight Technologies Inc.	25,843	3,988
*	Mettler-Toledo International Inc.	3,189	3,977
	Howmet Aerospace Inc.	55,386	3,686
	Westinghouse Air Brake Technologies Corp.	25,909	3,661
*	Builders FirstSource Inc.	17,916	3,497
	Dover Corp.	20,394	3,373
*	Axon Enterprise Inc.	10,261	3,154
	Hubbell Inc.	7,781	2,962
*	FleetCor Technologies Inc.	10,475	2,925
*	Teledyne Technologies Inc.	6,787	2,900
*	Waters Corp.	8,544	2,883
	Ball Corp.	44,688	2,861
	Veralto Corp.	31,972	2,763

9

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Booz Allen Hamilton Holding Corp.	18,662	2,757
	Jacobs Solutions Inc.	18,394	2,697
	IDEX Corp.	11,041	2,605
	Expeditors International of Washington Inc.	21,462	2,567
	Textron Inc.	28,618	2,549
	Masco Corp.	32,804	2,518
	Synchrony Financial	59,965	2,477
	JB Hunt Transport Services Inc.	11,997	2,475
	Carlisle Cos. Inc.	7,050	2,467
	Packaging Corp. of America	12,905	2,338
*	Saia Inc.	3,877	2,231
	Graco Inc.	24,425	2,229
	Nordson Corp.	8,354	2,219
*	Trimble Inc.	36,028	2,205
	Lennox International Inc.	4,659	2,195
	TransUnion	27,988	2,173
	RPM International Inc.	18,546	2,139
	EMCOR Group Inc.	6,744	2,114
	Snap-on Inc.	7,580	2,089
	Lincoln Electric Holdings Inc.	8,087	2,075
*	Zebra Technologies Corp. Class A	7,407	2,070
	Stanley Black & Decker Inc.	22,395	2,000
*	XPO Inc.	16,459	1,980
	Owens Corning	12,936	1,938
	Watsco Inc.	4,838	1,907
	Amcor plc	210,343	1,906
*	TopBuild Corp.	4,643	1,868
	Pentair plc	23,739	1,847
	Jack Henry & Associates Inc.	10,586	1,840
	HEICO Corp. Class A	11,733	1,826
	AECOM	19,170	1,703
	CNH Industrial NV	141,526	1,691
	Westrock Co.	37,175	1,684
	Regal Rexnord Corp.	9,692	1,662
	Huntington Ingalls Industries Inc.	5,673	1,654
	Allegion plc	12,692	1,623
	nVent Electric plc	24,099	1,622
	Advanced Drainage Systems Inc.	9,898	1,616
	Fortune Brands Innovations Inc.	18,549	1,509
	ITT Inc.	11,959	1,508
	A O Smith Corp.	17,631	1,462
*	Trex Co. Inc.	15,699	1,441
	Toro Co.	15,265	1,409
*	WEX Inc.	6,260	1,375
	Tetra Tech Inc.	7,682	1,362
	BWX Technologies Inc.	13,368	1,348
	AptarGroup Inc.	9,568	1,344
*	WillScot Mobile Mini Holdings Corp.	27,946	1,334
	Curtiss-Wright Corp.	5,515	1,303
	HEICO Corp.	6,646	1,285
	Knight-Swift Transportation Holdings Inc.	22,804	1,285
	Eagle Materials Inc.	5,019	1,273
	Donaldson Co. Inc.	17,461	1,251
	CH Robinson Worldwide Inc.	16,837	1,247
		Shares	Market Value• ($000)
*	Affirm Holdings Inc.	32,780	1,230
	Woodward Inc.	8,659	1,225
	Robert Half Inc.	15,037	1,209
	MKS Instruments Inc.	9,723	1,194
	Crown Holdings Inc.	15,541	1,191
*	Middleby Corp.	7,818	1,190
	Graphic Packaging Holding Co.	44,605	1,157
*	Core & Main Inc. Class A	23,787	1,135
	Acuity Brands Inc.	4,496	1,130
*	Axalta Coating Systems Ltd.	32,431	1,061
	Oshkosh Corp.	9,523	1,056
*	Paylocity Holding Corp.	6,152	1,037
*	FTI Consulting Inc.	4,876	1,009
	AGCO Corp.	9,187	1,008
*	Generac Holdings Inc.	8,919	1,003
	Berry Global Group Inc.	17,203	1,001
	Cognex Corp.	25,327	999
	MSA Safety Inc.	5,422	998
	Landstar System Inc.	5,231	995
	Allison Transmission Holdings Inc.	13,038	982
	Vontier Corp.	22,829	982
	WESCO International Inc.	6,485	969
*	Bill Holdings Inc.	14,855	941
*	Mohawk Industries Inc.	7,764	921
*	AZEK Co. Inc.	19,011	915
*	GXO Logistics Inc.	17,131	887
	Brunswick Corp.	10,116	884
	Genpact Ltd.	25,743	875
	Crane Co.	7,003	851
	Littelfuse Inc.	3,549	845
	Flowserve Corp.	19,253	815
	Sonoco Products Co.	14,306	811
	Esab Corp.	8,128	806
	Armstrong World Industries Inc.	6,337	764
*	Euronet Worldwide Inc.	6,950	761
	Sensata Technologies Holding plc	21,829	751
*	Kirby Corp.	8,437	740
	Ryder System Inc.	6,355	725
	Sealed Air Corp.	20,734	723
	Western Union Co.	52,871	709
	Louisiana-Pacific Corp.	9,454	699
	MSC Industrial Direct Co. Inc. Class A	6,826	689
*	MasTec Inc.	9,130	689
	MDU Resources Group Inc.	29,538	640
*	Shift4 Payments Inc. Class A	7,772	639
	Valmont Industries Inc.	2,994	635
	Air Lease Corp.	15,231	611
	ManpowerGroup Inc.	7,257	524
	Silgan Holdings Inc.	11,891	522
*	Spirit AeroSystems Holdings Inc. Class A	15,511	444
	Crane NXT Co.	7,144	417
	Vestis Corp.	17,029	319
*	Hayward Holdings Inc.	19,797	293
*	Mercury Systems Inc.	7,815	233
*	Gates Industrial Corp. plc	15,632	230
	ADT Inc.	30,186	219
*	NCR Atleos Corp.	9,485	206

10

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Schneider National Inc. Class B	7,454	176
	Ardagh Metal Packaging SA	21,745	71
*	Ardagh Group SA	2,011	15
			873,359
Real Estate (2.6%)
	Prologis Inc.	134,536	17,930
	American Tower Corp.	67,896	13,502
	Equinix Inc.	13,620	12,106
	Welltower Inc.	78,235	7,210
	Simon Property Group Inc.	47,283	7,004
	Crown Castle Inc.	63,074	6,934
	Public Storage	22,841	6,484
	Digital Realty Trust Inc.	44,016	6,462
	Realty Income Corp.	121,063	6,309
*	CoStar Group Inc.	59,017	5,136
	VICI Properties Inc.	150,647	4,509
	Extra Space Storage Inc.	30,481	4,297
*	CBRE Group Inc. Class A	44,349	4,075
	Weyerhaeuser Co.	106,505	3,662
	AvalonBay Communities Inc.	20,647	3,655
	Iron Mountain Inc.	42,063	3,308
	SBA Communications Corp.	15,684	3,282
	Equity Residential	54,230	3,265
	Alexandria Real Estate Equities Inc.	25,063	3,126
	Invitation Homes Inc.	88,785	3,025
	Ventas Inc.	58,046	2,455
	Sun Communities Inc.	17,966	2,403
	Essex Property Trust Inc.	9,336	2,160
	Host Hotels & Resorts Inc.	103,141	2,139
	Mid-America Apartment Communities Inc.	16,841	2,117
	Kimco Realty Corp.	95,592	1,889
	American Homes 4 Rent Class A	48,571	1,798
	WP Carey Inc.	30,971	1,745
	Equity LifeStyle Properties Inc.	25,896	1,743
	UDR Inc.	47,999	1,704
	Gaming and Leisure Properties Inc.	37,129	1,689
	Regency Centers Corp.	26,436	1,638
	Rexford Industrial Realty Inc.	30,609	1,557
	Healthpeak Properties Inc.	92,564	1,550
	Boston Properties Inc.	22,734	1,471
	Camden Property Trust	15,209	1,437
	CubeSmart	32,657	1,424
	Lamar Advertising Co. Class A	12,570	1,390
*	Jones Lang LaSalle Inc.	6,840	1,301
*	Zillow Group Inc. Class C	21,683	1,217
	Federal Realty Investment Trust	11,850	1,195
	EastGroup Properties Inc.	6,639	1,166
	Omega Healthcare Investors Inc.	35,533	1,106
	NNN REIT Inc.	26,471	1,077
	First Industrial Realty Trust Inc.	19,291	1,022
	Americold Realty Trust Inc.	39,571	1,001
	Brixmor Property Group Inc.	43,857	992
		Shares	Market Value• ($000)
	STAG Industrial Inc.	26,458	983
	Agree Realty Corp.	14,372	790
	Healthcare Realty Trust Inc.	55,689	767
	Rayonier Inc.	21,569	743
	Vornado Realty Trust	25,920	682
	Apartment Income REIT Corp.	21,851	662
	Kilroy Realty Corp.	16,829	638
	Park Hotels & Resorts Inc.	31,055	515
	Cousins Properties Inc.	22,122	505
*	Zillow Group Inc. Class A	8,805	476
	EPR Properties	10,821	444
	National Storage Affiliates Trust	11,952	428
[1]	Medical Properties Trust Inc.	87,408	368
*	Howard Hughes Holdings Inc.	4,777	365
	Highwoods Properties Inc.	14,689	359
	NET Lease Office Properties	2,073	51
			176,443
Technology (33.0%)
	Microsoft Corp.	1,085,419	448,973
	Apple Inc.	2,150,878	388,771
	NVIDIA Corp.	346,546	274,159
	Meta Platforms Inc. Class A	322,582	158,107
*	Alphabet Inc. Class A	864,713	119,728
*	Alphabet Inc. Class C	734,050	102,605
	Broadcom Inc.	62,871	81,763
*	Advanced Micro Devices Inc.	233,769	45,008
*	Salesforce Inc.	138,042	42,630
*	Adobe Inc.	66,830	37,444
	Intel Corp.	615,395	26,493
	Intuit Inc.	39,846	26,414
	QUALCOMM Inc.	162,722	25,676
	Oracle Corp.	224,981	25,126
	Applied Materials Inc.	121,878	24,573
	International Business Machines Corp.	132,521	24,520
*	ServiceNow Inc.	29,690	22,901
	Texas Instruments Inc.	132,417	22,157
	Lam Research Corp.	19,197	18,012
	Micron Technology Inc.	159,394	14,443
	Analog Devices Inc.	72,662	13,938
	KLA Corp.	20,010	13,653
*	Palo Alto Networks Inc.	43,946	13,647
*	Synopsys Inc.	22,156	12,712
*	Cadence Design Systems Inc.	39,420	11,999
*	Crowdstrike Holdings Inc. Class A	31,102	10,082
	Amphenol Corp. Class A	85,058	9,292
	Marvell Technology Inc.	124,724	8,938
*	Snowflake Inc. Class A	45,831	8,629
*	Workday Inc. Class A	29,259	8,621
	Roper Technologies Inc.	15,423	8,401
*	Autodesk Inc.	31,365	8,097
*	Palantir Technologies Inc. Class A	277,578	6,962
	Microchip Technology Inc.	78,496	6,605
*	Fortinet Inc.	95,546	6,603
	Cognizant Technology Solutions Corp. Class A	74,182	5,862
*	DoorDash Inc. Class A	44,586	5,554

11

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Datadog Inc. Class A	39,893	5,244
*	Gartner Inc.	11,159	5,195
*	ON Semiconductor Corp.	62,716	4,950
	CDW Corp.	19,687	4,847
	Monolithic Power Systems Inc.	6,705	4,828
*	Atlassian Corp. Ltd. Class A	22,586	4,685
*	MongoDB Inc.	9,746	4,362
*	ANSYS Inc.	12,637	4,223
*	Cloudflare Inc. Class A	42,356	4,174
*	HubSpot Inc.	6,653	4,117
	Corning Inc.	110,712	3,569
	HP Inc.	125,941	3,568
*	Splunk Inc.	22,657	3,539
	Vertiv Holdings Co. Class A	50,179	3,393
*	Pinterest Inc. Class A	85,287	3,130
*	Zscaler Inc.	12,895	3,120
*	PTC Inc.	16,651	3,047
	Entegris Inc.	21,818	2,931
	Hewlett Packard Enterprise Co.	186,642	2,843
*	Western Digital Corp.	47,234	2,809
	NetApp Inc.	30,795	2,744
*	Tyler Technologies Inc.	6,079	2,657
*	Zoom Video Communications Inc. Class A	37,064	2,622
	Jabil Inc.	18,163	2,617
	Leidos Holdings Inc.	19,909	2,546
*	VeriSign Inc.	12,949	2,529
*	EPAM Systems Inc.	8,110	2,469
*	GoDaddy Inc. Class A	21,390	2,442
	Skyworks Solutions Inc.	23,091	2,423
*	Akamai Technologies Inc.	21,765	2,414
*	Okta Inc.	22,277	2,390
	Teradyne Inc.	22,365	2,317
*	Manhattan Associates Inc.	9,012	2,283
*	Nutanix Inc. Class A	35,369	2,234
*	Pure Storage Inc. Class A	41,463	2,183
	SS&C Technologies Holdings Inc.	31,762	2,025
*	AppLovin Corp. Class A	30,774	1,838
*	Dynatrace Inc.	34,911	1,730
	Gen Digital Inc. (XNGS)	80,254	1,725
*	Qorvo Inc.	14,343	1,643
*	F5 Inc.	8,650	1,619
*	DocuSign Inc.	29,289	1,560
	Amdocs Ltd.	17,090	1,559
*	Elastic NV	11,612	1,554
*	Lattice Semiconductor Corp.	19,701	1,509
*	Ceridian HCM Holding Inc.	21,462	1,497
*	Match Group Inc.	40,871	1,473
*	Twilio Inc. Class A	24,593	1,465
	Bentley Systems Inc. Class B	28,217	1,449
*	Guidewire Software Inc.	11,825	1,411
	Paycom Software Inc.	7,517	1,371
*	Globant SA	6,025	1,345
*	UiPath Inc. Class A	55,116	1,309
*	Unity Software Inc.	42,422	1,244
*	CACI International Inc. Class A	3,210	1,203
*	Toast Inc. Class A	52,012	1,196
	Universal Display Corp.	6,757	1,179
	KBR Inc.	19,449	1,168
		Shares	Market Value• ($000)
*	Coherent Corp.	18,910	1,125
	Science Applications International Corp.	7,664	1,073
*	SentinelOne Inc. Class A	34,256	965
*	Arrow Electronics Inc.	8,065	948
*	Confluent Inc. Class A	27,176	920
*	Gitlab Inc. Class A	12,660	913
*	Procore Technologies Inc.	11,607	906
*	Dropbox Inc. Class A	37,316	894
	TD SYNNEX Corp.	8,186	851
*	Smartsheet Inc. Class A	18,397	777
*	Aspen Technology Inc.	3,988	773
*	Cirrus Logic Inc.	8,153	749
*	ZoomInfo Technologies Inc.	43,820	734
*	Kyndryl Holdings Inc.	32,815	721
	Dolby Laboratories Inc. Class A	8,704	705
*	DXC Technology Co.	29,858	653
*	Five9 Inc.	10,446	637
	Avnet Inc.	13,317	620
*	DoubleVerify Holdings Inc.	20,050	619
*	IAC Inc.	10,860	617
*,1	GLOBALFOUNDRIES Inc.	11,247	615
*	Teradata Corp.	14,231	535
*,1	Clarivate plc	69,559	499
*	Wolfspeed Inc.	18,178	473
	Concentrix Corp.	6,452	467
*	Alteryx Inc. Class A	9,066	436
	Dun & Bradstreet Holdings Inc.	39,595	417
*	RingCentral Inc. Class A	12,419	415
	Pegasystems Inc.	5,951	387
*	HashiCorp Inc. Class A	14,469	377
*	IPG Photonics Corp.	4,277	369
*	CCC Intelligent Solutions Holdings Inc.	29,254	343
*	Allegro MicroSystems Inc.	10,859	342
*	nCino Inc.	10,230	305
*	NCR Voyix Corp.	18,971	277
*	Paycor HCM Inc.	9,404	199
*	Informatica Inc. Class A	5,936	193
*	Maplebear Inc.	3,035	99
			2,261,562
Telecommunications (2.0%)
	Cisco Systems Inc.	591,389	28,605
	Comcast Corp. Class A	582,295	24,951
	Verizon Communications Inc.	613,776	24,563
	AT&T Inc.	1,044,247	17,679
	T-Mobile US Inc.	76,378	12,473
*	Arista Networks Inc.	36,564	10,148
	Motorola Solutions Inc.	24,091	7,959
*	Charter Communications Inc. Class A	14,679	4,315
	Juniper Networks Inc.	46,026	1,704
*	Ciena Corp.	21,770	1,240
*	Roku Inc.	17,882	1,130
*	Liberty Broadband Corp. Class C	17,102	1,029
*	Frontier Communications Parent Inc.	35,463	840
	Iridium Communications Inc.	17,768	514
*	Lumentum Holdings Inc.	9,754	473
	Cable One Inc.	815	372
*	ViaSat Inc.	16,690	327

12

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Liberty Broadband Corp. Class A	2,356	142
	Ubiquiti Inc.	621	73
*	EchoStar Corp. Class A	11	—
*,2	GCI Liberty Inc.	11,885	—
			138,537
Utilities (2.3%)
	NextEra Energy Inc.	295,238	16,294
	Waste Management Inc.	59,320	12,199
	Southern Co.	158,874	10,684
	Duke Energy Corp.	112,368	10,319
	Constellation Energy Corp.	46,892	7,899
	Sempra	91,822	6,483
	American Electric Power Co. Inc.	74,989	6,388
	Dominion Energy Inc.	121,679	5,820
	Republic Services Inc.	30,068	5,520
	Exelon Corp.	144,735	5,187
	PG&E Corp.	296,879	4,955
	Public Service Enterprise Group Inc.	72,508	4,525
	Consolidated Edison Inc.	50,503	4,404
	Xcel Energy Inc.	80,271	4,229
	Edison International	55,060	3,745
	WEC Energy Group Inc.	45,878	3,601
	American Water Works Co. Inc.	28,333	3,359
	DTE Energy Co.	29,962	3,246
	Entergy Corp.	30,906	3,139
	Eversource Energy	50,886	2,987
	FirstEnergy Corp.	79,586	2,914
	Vistra Corp.	53,186	2,901
	PPL Corp.	107,854	2,844
	Ameren Corp.	38,286	2,726
	CenterPoint Energy Inc.	92,216	2,536
	Atmos Energy Corp.	21,575	2,436
	CMS Energy Corp.	42,463	2,436
	NRG Energy Inc.	33,115	1,832
	Alliant Energy Corp.	36,796	1,757
	Evergy Inc.	32,528	1,611
	NiSource Inc.	60,518	1,577
	AES Corp.	96,767	1,471
*	Clean Harbors Inc.	7,421	1,351
	Essential Utilities Inc.	35,573	1,237
		Shares	Market Value• ($000)
	Pinnacle West Capital Corp.	16,578	1,133
	OGE Energy Corp.	29,256	963
	UGI Corp.	30,757	753
*	Stericycle Inc.	13,205	718
	IDACORP Inc.	7,398	652
	National Fuel Gas Co.	13,008	634
[1]	Brookfield Renewable Corp. Class A	19,729	468
*	Sunrun Inc.	30,107	363
	Clearway Energy Inc. Class C	16,133	352
	Avangrid Inc.	10,007	312
	Hawaiian Electric Industries Inc.	16,139	197
	Clearway Energy Inc. Class A	172	3
			161,160
Total Common Stocks (Cost $4,539,402)			6,827,630
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 5.400% (Cost $24,956)	249,603	24,958
Total Investments (99.9%) (Cost $4,564,358)			6,852,588
Other Assets and Liabilities—Net (0.1%)			7,953
Net Assets (100%)			6,860,541
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,325,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,513,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	128	32,664	1,312

See accompanying Notes, which are an integral part of the Financial Statements.
13

Russell 1000 Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,539,402)	6,827,630
Affiliated Issuers (Cost $24,956)	24,958
Total Investments in Securities	6,852,588
Investment in Vanguard	203
Cash	551
Cash Collateral Pledged—Futures Contracts	1,460
Receivables for Investment Securities Sold	20
Receivables for Accrued Income	9,176
Receivables for Capital Shares Issued	1
Variation Margin Receivable—Futures Contracts	116
Total Assets	6,864,115
Liabilities
Payables for Investment Securities Purchased	833
Collateral for Securities on Loan	2,513
Payables for Capital Shares Redeemed	29
Payables to Vanguard	199
Total Liabilities	3,574
Net Assets	6,860,541
1 Includes $2,325,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	4,782,086
Total Distributable Earnings (Loss)	2,078,455
Net Assets	6,860,541

ETF Shares—Net Assets
Applicable to 19,800,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,588,259
Net Asset Value Per Share—ETF Shares	$231.73

Institutional Shares—Net Assets
Applicable to 5,061,600 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,272,282
Net Asset Value Per Share—Institutional Shares	$448.93

See accompanying Notes, which are an integral part of the Financial Statements.
14

Russell 1000 Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	45,966
Interest[2]	342
Securities Lending—Net	236
Total Income	46,544
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative—ETF Shares	1,345
Management and Administrative—Institutional Shares	627
Marketing and Distribution—ETF Shares	107
Marketing and Distribution—Institutional Shares	36
Custodian Fees	84
Shareholders’ Reports—ETF Shares	36
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	2
Other Expenses	9
Total Expenses	2,313
Expenses Paid Indirectly	(2)
Net Expenses	2,311
Net Investment Income	44,233
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	49,978
Futures Contracts	1,115
Realized Net Gain (Loss)	51,093
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	743,000
Futures Contracts	1,417
Change in Unrealized Appreciation (Depreciation)	744,417
Net Increase (Decrease) in Net Assets Resulting from Operations	839,743
1	Dividends are net of foreign withholding taxes of $8,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $322,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $45,229,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Russell 1000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,233	86,605
Realized Net Gain (Loss)	51,093	516,997
Change in Unrealized Appreciation (Depreciation)	744,417	226,623
Net Increase (Decrease) in Net Assets Resulting from Operations	839,743	830,225
Distributions
ETF Shares	(31,842)	(52,340)
Institutional Shares	(16,459)	(31,653)
Total Distributions	(48,301)	(83,993)
Capital Share Transactions
ETF Shares	274,476	562,506
Institutional Shares	(18,826)	(389,779)
Net Increase (Decrease) from Capital Share Transactions	255,650	172,727
Total Increase (Decrease)	1,047,092	918,959
Net Assets
Beginning of Period	5,813,449	4,894,490
End of Period	6,860,541	5,813,449

See accompanying Notes, which are an integral part of the Financial Statements.
16

Russell 1000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$204.87	$180.47	$210.32	$161.36	$134.37	$133.57
Investment Operations
Net Investment Income[1]	1.524	2.956	2.757	2.459	2.525	2.395
Net Realized and Unrealized Gain (Loss) on Investments	27.003	24.306	(29.909)	48.925	27.028	.759
Total from Investment Operations	28.527	27.262	(27.152)	51.384	29.553	3.154
Distributions
Dividends from Net Investment Income	(1.667)	(2.862)	(2.698)	(2.424)	(2.563)	(2.354)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.667)	(2.862)	(2.698)	(2.424)	(2.563)	(2.354)
Net Asset Value, End of Period	$231.73	$204.87	$180.47	$210.32	$161.36	$134.37
Total Return	14.02%	15.34%	-13.02%	32.14%	22.39%	2.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,588	$3,785	$2,721	$2,682	$1,678	$1,196
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.59%	1.39%	1.34%	1.79%	1.85%
Portfolio Turnover Rate[3]	1%	8%	10%	6%	9%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Russell 1000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$396.88	$349.62	$407.44	$312.59	$260.26	$258.75
Investment Operations
Net Investment Income[1]	2.959	5.737	5.354	4.807	4.927	4.645
Net Realized and Unrealized Gain (Loss) on Investments	52.337	47.099	(57.922)	94.766	52.362	1.483
Total from Investment Operations	55.296	52.836	(52.568)	99.573	57.289	6.128
Distributions
Dividends from Net Investment Income	(3.246)	(5.576)	(5.252)	(4.723)	(4.959)	(4.618)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.246)	(5.576)	(5.252)	(4.723)	(4.959)	(4.618)
Net Asset Value, End of Period	$448.93	$396.88	$349.62	$407.44	$312.59	$260.26
Total Return	14.03%	15.35%	-13.01%	32.16%	22.45%	2.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,272	$2,029	$2,174	$2,822	$2,523	$2,323
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.60%	1.39%	1.36%	1.81%	1.86%
Portfolio Turnover Rate[3]	1%	8%	10%	6%	9%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 1000 Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
19

Russell 1000 Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
20

Russell 1000 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $203,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
21

Russell 1000 Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,827,615	15	—	6,827,630
Temporary Cash Investments	24,958	—	—	24,958
Total	6,852,573	15	—	6,852,588
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,312	—	—	1,312
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,598,242
Gross Unrealized Appreciation	2,492,123
Gross Unrealized Depreciation	(236,465)
Net Unrealized Appreciation (Depreciation)	2,255,658
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $240,443,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $56,276,000 of investment securities and sold $86,353,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $345,244,000 and $76,125,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six
22

Russell 1000 Index Fund
months ended February 29, 2024, such purchases were $17,954,000 and sales were $4,096,000, resulting in net realized loss of $727,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	350,887	1,675	1,669,809	9,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(76,411)	(350)	(1,107,303)	(5,925)
Net Increase (Decrease)—ETF Shares	274,476	1,325	562,506	3,400
Institutional Shares
Issued	59,113	148	419,440	1,152
Issued in Lieu of Cash Distributions	14,560	36	28,506	82
Redeemed	(92,499)	(233)	(837,725)	(2,341)
Net Increase (Decrease)—Institutional Shares	(18,826)	(49)	(389,779)	(1,107)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
23

Russell 1000 Value Index Fund
Fund Allocation
As of February 29, 2024
Basic Materials	3.4%
Consumer Discretionary	8.8
Consumer Staples	7.1
Energy	7.7
Financials	20.8
Health Care	14.0
Industrials	16.4
Real Estate	4.7
Technology	8.4
Telecommunications	3.8
Utilities	4.9
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
24

Russell 1000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.5%)
	Linde plc	198,911	89,275
	Freeport-McMoRan Inc.	647,960	24,499
	Air Products and Chemicals Inc.	100,585	23,541
	Nucor Corp.	112,623	21,657
	Dow Inc.	321,291	17,954
	Newmont Corp. (XNYS)	521,859	16,308
	LyondellBasell Industries NV Class A	117,433	11,776
	Steel Dynamics Inc.	70,543	9,440
	International Flavors & Fragrances Inc.	115,464	8,717
	Reliance Steel & Aluminum Co.	26,067	8,373
	Albemarle Corp.	52,955	7,300
	CF Industries Holdings Inc.	87,016	7,024
	Celanese Corp.	44,699	6,793
	Ecolab Inc.	24,987	5,618
	International Paper Co.	156,530	5,535
	Avery Dennison Corp.	24,500	5,305
	Fastenal Co.	64,939	4,741
	United States Steel Corp.	99,872	4,728
	Eastman Chemical Co.	53,627	4,705
*	Cleveland-Cliffs Inc.	225,002	4,680
	Mosaic Co.	149,622	4,662
*	RBC Bearings Inc.	12,754	3,480
	Royal Gold Inc.	29,656	3,044
	Olin Corp.	55,587	2,991
	Hexcel Corp.	38,043	2,833
	FMC Corp.	48,017	2,708
	Element Solutions Inc.	100,777	2,368
	Timken Co.	27,722	2,328
	Alcoa Corp.	80,358	2,187
	Westlake Corp.	14,610	2,027
	Ashland Inc.	21,311	1,996
*	Valvoline Inc.	46,412	1,979
	Huntsman Corp.	76,242	1,952
	NewMarket Corp.	2,798	1,795
	Chemours Co.	66,778	1,313
*	MP Materials Corp.	47,355	720
	SSR Mining Inc. (XTSE)	92,056	396
			326,748
Consumer Discretionary (8.8%)
	Walmart Inc.	1,939,106	113,651
	Walt Disney Co.	828,616	92,457
	McDonald's Corp.	193,992	56,700
		Shares	Market Value• ($000)
	NIKE Inc. Class B	251,834	26,173
	General Motors Co.	621,980	25,489
	Ford Motor Co.	1,778,006	22,118
	DR Horton Inc.	141,184	21,099
	Lennar Corp. Class A	112,767	17,875
	Electronic Arts Inc.	122,716	17,116
	Lowe's Cos. Inc.	69,774	16,793
*	Dollar Tree Inc.	94,658	13,884
	Hilton Worldwide Holdings Inc.	61,105	12,485
	Delta Air Lines Inc.	275,395	11,641
*	Take-Two Interactive Software Inc.	74,569	10,956
	eBay Inc.	227,690	10,765
	Estee Lauder Cos. Inc. Class A	71,558	10,632
	PulteGroup Inc.	96,989	10,512
*	Aptiv plc	122,363	9,727
	Garmin Ltd.	69,475	9,542
	Genuine Parts Co.	63,420	9,466
*	NVR Inc.	1,224	9,334
	Southwest Airlines Co.	270,193	9,260
*	Royal Caribbean Cruises Ltd.	74,001	9,128
*	Warner Bros Discovery Inc.	996,419	8,759
	Omnicom Group Inc.	89,758	7,934
*	Carnival Corp.	449,468	7,129
*	United Airlines Holdings Inc.	147,712	6,719
*	Liberty Media Corp.-Liberty Formula One Class C	90,957	6,618
	LKQ Corp.	120,448	6,298
	Best Buy Co. Inc.	76,706	6,204
	Williams-Sonoma Inc.	25,110	5,914
	Toll Brothers Inc.	48,378	5,546
*	MGM Resorts International	127,661	5,525
	Interpublic Group of Cos. Inc.	174,325	5,474
*	CarMax Inc.	67,430	5,327
*	Live Nation Entertainment Inc.	54,762	5,311
	Darden Restaurants Inc.	29,059	4,961
	News Corp. Class A	179,461	4,824
	Bath & Body Works Inc.	103,732	4,741
	Wynn Resorts Ltd.	44,000	4,629
	Tapestry Inc.	96,890	4,605
	Dick's Sporting Goods Inc.	25,156	4,475
*	O'Reilly Automotive Inc.	4,038	4,391
*	AutoZone Inc.	1,305	3,923
	Gentex Corp.	105,847	3,867
25

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	PVH Corp.	27,178	3,714
	Fox Corp. Class A	122,361	3,645
	Lithia Motors Inc.	12,178	3,642
	Lear Corp.	26,153	3,592
	Vail Resorts Inc.	15,375	3,541
*	Skechers USA Inc. Class A	56,111	3,468
*	Rivian Automotive Inc. Class A	299,638	3,392
	Ralph Lauren Corp.	18,053	3,356
	BorgWarner Inc. (XNYS)	105,805	3,294
	Tempur Sealy International Inc.	60,115	3,274
	New York Times Co. Class A	73,114	3,238
	Aramark	105,498	3,200
*	Mattel Inc.	161,391	3,179
	Service Corp. International	42,131	3,084
	Hyatt Hotels Corp. Class A	19,997	3,071
	Thor Industries Inc.	23,236	2,978
	Hasbro Inc.	59,189	2,977
	Paramount Global Class B	265,390	2,930
*	American Airlines Group Inc.	184,518	2,893
*	BJ's Wholesale Club Holdings Inc.	39,490	2,884
*	Norwegian Cruise Line Holdings Ltd.	145,070	2,813
	Wyndham Hotels & Resorts Inc.	34,260	2,623
*	Bright Horizons Family Solutions Inc.	22,771	2,615
	Whirlpool Corp.	24,086	2,587
	VF Corp.	158,043	2,582
*	Caesars Entertainment Inc.	55,071	2,394
*	Capri Holdings Ltd.	51,154	2,360
*	SiteOne Landscape Supply Inc.	13,607	2,293
*	Expedia Group Inc.	16,568	2,267
*	Liberty Media Corp.-Liberty SiriusXM Class C	75,937	2,201
	Boyd Gaming Corp.	32,770	2,167
*	Coty Inc. Class A	170,934	2,147
	Macy's Inc.	122,293	2,133
	Yum! Brands Inc.	15,403	2,132
*	Alaska Air Group Inc.	56,955	2,130
	Harley-Davidson Inc.	58,294	2,114
	Polaris Inc.	22,194	2,058
*	AutoNation Inc.	12,876	1,929
	Advance Auto Parts Inc.	26,885	1,816
	U-Haul Holding Co.	28,002	1,780
*	Etsy Inc.	24,315	1,743
*,1	GameStop Corp. Class A	121,102	1,728
	Gap Inc.	88,438	1,675
	Nexstar Media Group Inc.	9,942	1,652
*	RH	5,902	1,620
*	Madison Square Garden Sports Corp.	8,403	1,581
	Ross Stores Inc.	10,223	1,523
	Marriott Vacations Worldwide Corp.	16,215	1,511
*	Ollie's Bargain Outlet Holdings Inc.	18,845	1,511
	RB Global Inc. (XTSE)	19,250	1,461
*	Wayfair Inc. Class A	24,065	1,434
	Kohl's Corp.	49,537	1,381
	Penske Automotive Group Inc.	8,867	1,361
	Fox Corp. Class B	48,732	1,334
		Shares	Market Value• ($000)
	Carter's Inc.	16,247	1,315
*	Grand Canyon Education Inc.	9,745	1,314
	Columbia Sportswear Co.	15,822	1,308
	Newell Brands Inc.	173,574	1,302
*	TripAdvisor Inc.	48,438	1,299
	News Corp. Class B	45,437	1,272
*	Penn Entertainment Inc.	67,990	1,244
*	Planet Fitness Inc. Class A	19,983	1,240
	Leggett & Platt Inc.	60,495	1,235
	H&R Block Inc.	23,278	1,139
*	Liberty Media Corp.-Liberty SiriusXM Class A	38,393	1,119
*,1	Lucid Group Inc.	336,434	1,110
	Nordstrom Inc.	51,962	1,090
*	Under Armour Inc. Class A	115,668	1,036
*,1	QuantumScape Corp.	153,467	962
[1]	Sirius XM Holdings Inc.	195,849	866
*	Liberty Media Corp.-Liberty Live Class C	21,732	865
	Travel & Leisure Co.	17,139	766
	Phinia Inc.	21,201	726
	Avis Budget Group Inc.	5,917	639
	Las Vegas Sands Corp.	11,128	607
	Lennar Corp. Class B	3,910	576
*	Victoria's Secret & Co.	18,961	542
*	Under Armour Inc. Class C	57,998	495
*	Liberty Media Corp.-Liberty Formula One Class A	7,322	480
*,1	Birkenstock Holding plc	9,607	480
*	Hertz Global Holdings Inc.	58,734	461
*,1	AMC Entertainment Holdings Inc. Class A	89,629	387
*	Driven Brands Holdings Inc.	27,445	378
*	Liberty Media Corp.-Liberty Live Class A	8,118	313
*	Mister Car Wash Inc.	34,410	285
	Murphy USA Inc.	491	205
*	U-Haul Holding Co. (XNYS)	2,104	135
*	Petco Health & Wellness Co. Inc.	40,063	104
*	Cava Group Inc.	1,622	95
	Paramount Global Class A	1,149	24
*	Playtika Holding Corp.	3,034	22
			829,421
Consumer Staples (7.1%)
	Procter & Gamble Co.	865,776	137,606
	Philip Morris International Inc.	703,430	63,281
	Coca-Cola Co.	888,369	53,320
	Mondelez International Inc. Class A	615,956	45,008
	CVS Health Corp.	580,322	43,159
	Altria Group Inc.	810,085	33,141
	Colgate-Palmolive Co.	371,946	32,181
	PepsiCo Inc.	192,822	31,881
	McKesson Corp.	38,034	19,831
	Corteva Inc.	323,424	17,310
	General Mills Inc.	263,468	16,909
	Constellation Brands Inc. Class A	65,925	16,384
	Kroger Co.	295,753	14,672
	Keurig Dr Pepper Inc.	431,080	12,894
	Archer-Daniels-Midland Co.	242,096	12,858
	Kraft Heinz Co.	363,274	12,816
	Kenvue Inc.	518,595	9,853

26

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	McCormick & Co. Inc.	113,590	7,822
	Walgreens Boots Alliance Inc.	323,919	6,886
	Tyson Foods Inc. Class A	125,580	6,811
	Kellanova	117,619	6,487
	Bunge Global SA	65,415	6,173
	Conagra Brands Inc.	214,999	6,037
	J M Smucker Co.	46,386	5,574
*	US Foods Holding Corp.	102,389	5,200
	Molson Coors Beverage Co. Class B	78,913	4,926
	Hormel Foods Corp.	130,744	4,618
	Casey's General Stores Inc.	14,445	4,398
	Campbell Soup Co.	86,497	3,688
	Ingredion Inc.	29,807	3,506
	Albertsons Cos. Inc. Class A	172,142	3,491
	Hershey Co.	17,458	3,281
*	Darling Ingredients Inc.	71,671	3,032
*	Performance Food Group Co.	37,289	2,863
*	Post Holdings Inc.	23,305	2,427
	Flowers Foods Inc.	84,701	1,899
*	Freshpet Inc.	14,236	1,609
	Spectrum Brands Holdings Inc.	15,876	1,277
	Church & Dwight Co. Inc.	11,425	1,144
	Brown-Forman Corp. Class B	18,610	1,121
*	Grocery Outlet Holding Corp.	42,976	1,108
	Kimberly-Clark Corp.	8,967	1,087
	Reynolds Consumer Products Inc.	24,331	718
*	Pilgrim's Pride Corp.	18,879	601
	WK Kellogg Co.	29,561	433
	Lamb Weston Holdings Inc.	3,715	380
	Seaboard Corp.	97	319
	Brown-Forman Corp. Class A	3,019	181
*	Olaplex Holdings Inc.	59,867	111
*	Boston Beer Co. Inc. Class A	344	106
			672,418
Energy (7.7%)
	Exxon Mobil Corp.	1,833,679	191,656
	Chevron Corp.	779,416	118,479
	ConocoPhillips	542,797	61,086
	Schlumberger NV	645,790	31,211
	EOG Resources Inc.	266,398	30,492
	Marathon Petroleum Corp.	171,951	29,099
	Phillips 66	201,656	28,738
	Pioneer Natural Resources Co.	105,495	24,811
	Valero Energy Corp.	153,813	21,758
	Williams Cos. Inc.	551,533	19,822
	Occidental Petroleum Corp.	311,700	18,892
	ONEOK Inc.	249,257	18,724
	Kinder Morgan Inc.	887,174	15,428
	Diamondback Energy Inc.	80,664	14,723
	Baker Hughes Co.	458,187	13,558
	Devon Energy Corp.	289,873	12,772
	Halliburton Co.	324,633	11,385
	Coterra Energy Inc.	337,503	8,701
	Hess Corp.	55,540	8,095
		Shares	Market Value• ($000)
*	First Solar Inc.	48,131	7,407
	Marathon Oil Corp.	273,240	6,626
	EQT Corp.	163,009	6,056
	Chesapeake Energy Corp.	56,731	4,696
	TechnipFMC plc	195,775	4,246
	HF Sinclair Corp.	65,476	3,634
*	Southwestern Energy Co.	496,304	3,459
	Range Resources Corp.	105,869	3,348
*	Antero Resources Corp.	127,916	3,287
	Ovintiv Inc. (XNYS)	65,653	3,244
	NOV Inc.	177,426	2,999
	DTE Midstream LLC	43,872	2,528
	Antero Midstream Corp.	102,798	1,378
*,1	Plug Power Inc.	237,383	838
	APA Corp.	16,109	480
			733,656
Financials (20.7%)
*	Berkshire Hathaway Inc. Class B	829,528	339,609
	JPMorgan Chase & Co.	1,307,535	243,280
	Bank of America Corp.	3,121,540	107,756
	Wells Fargo & Co.	1,662,504	92,419
	S&P Global Inc.	133,298	57,102
	Goldman Sachs Group Inc.	144,523	56,227
	BlackRock Inc.	67,365	54,656
	Citigroup Inc.	866,312	48,072
	Morgan Stanley	544,914	46,884
	Chubb Ltd.	183,901	46,282
	Charles Schwab Corp.	671,649	44,853
	CME Group Inc.	162,612	35,832
	Intercontinental Exchange Inc.	256,513	35,507
	US Bancorp	706,260	29,635
	Aon plc Class A (XNYS)	89,828	28,385
	PNC Financial Services Group Inc.	180,480	26,567
	American International Group Inc.	322,832	23,531
	Travelers Cos. Inc.	103,326	22,831
	KKR & Co. Inc.	226,855	22,291
	Arthur J Gallagher & Co.	90,609	22,102
	Aflac Inc.	267,422	21,592
	Truist Financial Corp.	601,310	21,034
	MetLife Inc.	287,173	20,027
	Bank of New York Mellon Corp.	349,034	19,577
	Allstate Corp.	118,864	18,961
	Prudential Financial Inc.	164,605	17,940
*	Coinbase Global Inc. Class A	76,602	15,593
	Discover Financial Services	112,845	13,620
	Hartford Financial Services Group Inc.	133,545	12,799
	Progressive Corp.	66,362	12,580
*	Arch Capital Group Ltd.	138,925	12,168
	T Rowe Price Group Inc.	99,789	11,311
	Willis Towers Watson plc	40,912	11,153
	Fifth Third Bancorp	308,542	10,595
	M&T Bank Corp.	75,131	10,499
	Raymond James Financial Inc.	86,051	10,354
	State Street Corp.	139,399	10,278
	MSCI Inc.	17,356	9,736
	Cboe Global Markets Inc.	47,523	9,124
	Marsh & McLennan Cos. Inc.	44,566	9,014
*	Markel Group Inc.	5,967	8,906

27

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Principal Financial Group Inc.	109,327	8,840
	Nasdaq Inc.	154,486	8,682
	Huntington Bancshares Inc.	650,363	8,481
	Regions Financial Corp.	426,474	7,945
	Cincinnati Financial Corp.	69,436	7,916
	Northern Trust Corp.	92,699	7,613
	W R Berkley Corp.	90,493	7,565
	First Citizens BancShares Inc. Class A	4,347	6,841
	Citizens Financial Group Inc.	210,330	6,602
	Loews Corp.	82,817	6,222
	Everest Group Ltd.	16,745	6,177
	KeyCorp	421,210	6,011
	Fidelity National Financial Inc.	117,193	5,928
	Brown & Brown Inc.	65,435	5,510
	Reinsurance Group of America Inc.	30,053	5,315
	Interactive Brokers Group Inc. Class A	46,835	5,092
	Globe Life Inc.	39,640	5,032
*	Robinhood Markets Inc. Class A	303,343	4,948
	East West Bancorp Inc.	63,497	4,626
	Ally Financial Inc.	122,486	4,531
	Unum Group	88,836	4,393
	Carlyle Group Inc.	95,386	4,373
	Assurant Inc.	23,839	4,326
	Annaly Capital Management Inc.	222,936	4,256
	American Financial Group Inc.	32,892	4,199
*	SoFi Technologies Inc.	420,661	3,778
	RenaissanceRe Holdings Ltd.	16,650	3,743
*	NU Holdings Ltd. Class A	332,206	3,681
	Webster Financial Corp.	77,108	3,673
	Tradeweb Markets Inc. Class A	33,928	3,590
	First Horizon Corp.	251,744	3,550
	Franklin Resources Inc.	128,638	3,531
	Old Republic International Corp.	117,995	3,417
	Jefferies Financial Group Inc.	81,618	3,413
	Stifel Financial Corp.	44,720	3,392
	XP Inc. Class A	133,482	3,156
	Blue Owl Capital Inc.	174,608	3,136
	SEI Investments Co.	45,355	3,050
	Voya Financial Inc.	44,227	3,023
	Evercore Inc. Class A	15,840	2,963
	Comerica Inc.	59,477	2,937
	Cullen/Frost Bankers Inc.	26,775	2,905
	Pinnacle Financial Partners Inc.	34,781	2,877
	Western Alliance Bancorp	48,908	2,823
	Commerce Bancshares Inc.	54,187	2,820
	AGNC Investment Corp.	290,637	2,778
	Houlihan Lokey Inc.	21,166	2,723
	Starwood Property Trust Inc.	133,393	2,720
	Popular Inc.	31,933	2,672
	First American Financial Corp.	45,443	2,654
		Shares	Market Value• ($000)
	Wintrust Financial Corp.	27,541	2,654
	Zions Bancorp NA	65,772	2,593
	Corebridge Financial Inc.	103,824	2,578
	Invesco Ltd.	163,845	2,525
	Synovus Financial Corp.	65,333	2,479
	MGIC Investment Corp.	123,851	2,463
	Prosperity Bancshares Inc.	39,275	2,451
	Affiliated Managers Group Inc.	15,575	2,435
	OneMain Holdings Inc.	50,585	2,389
	Moody's Corp.	6,277	2,382
	Rithm Capital Corp.	218,633	2,370
	Assured Guaranty Ltd.	25,483	2,334
	Axis Capital Holdings Ltd.	34,983	2,189
	FNB Corp.	161,091	2,149
	Hanover Insurance Group Inc.	16,100	2,117
	Bank OZK	48,135	2,108
	RLI Corp.	14,174	2,076
	White Mountains Insurance Group Ltd.	1,112	1,963
	Lincoln National Corp.	69,382	1,911
	Lazard Inc.	49,293	1,900
	Janus Henderson Group plc	60,328	1,880
	Broadridge Financial Solutions Inc.	8,721	1,775
	Columbia Banking System Inc.	93,832	1,698
	Kemper Corp.	27,334	1,567
*	Credit Acceptance Corp.	2,818	1,560
	New York Community Bancorp Inc.	323,278	1,549
	Primerica Inc.	5,625	1,380
	SLM Corp.	61,141	1,274
*	Brighthouse Financial Inc.	26,434	1,231
	First Hawaiian Inc.	57,758	1,211
	BOK Financial Corp.	12,727	1,082
	TPG Inc.	23,473	1,041
	Virtu Financial Inc. Class A	40,405	729
	CNA Financial Corp.	11,679	513
*	Rocket Cos. Inc. Class A	34,231	430
	TFS Financial Corp.	23,313	297
	UWM Holdings Corp.	27,010	172
			1,966,566
Health Care (13.9%)
	Johnson & Johnson	1,091,717	176,181
	Merck & Co. Inc.	938,948	119,387
	Abbott Laboratories	734,956	87,195
	Danaher Corp.	298,305	75,513
	Pfizer Inc.	2,560,262	68,001
	Medtronic plc	602,015	50,184
	Bristol-Myers Squibb Co.	922,784	46,831
	Elevance Health Inc.	93,142	46,687
*	Boston Scientific Corp.	663,000	43,897
	Stryker Corp.	120,129	41,933
*	Regeneron Pharmaceuticals Inc.	43,281	41,813
	Cigna Group	122,517	41,183
	Gilead Sciences Inc.	566,308	40,831
	Thermo Fisher Scientific Inc.	67,166	38,297
	UnitedHealth Group Inc.	66,939	33,041
	Becton Dickinson & Co.	131,277	30,922
	HCA Healthcare Inc.	71,525	22,294
	Amgen Inc.	77,443	21,206
*	Centene Corp.	241,953	18,976

28

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	GE Healthcare Inc.	168,391	15,371
*	Biogen Inc.	65,315	14,173
*	Moderna Inc.	150,340	13,867
	Zimmer Biomet Holdings Inc.	94,985	11,812
	Humana Inc.	31,976	11,202
	STERIS plc	44,857	10,448
*	ICON plc	31,325	10,043
	Baxter International Inc.	228,634	9,356
	Laboratory Corp. of America Holdings	38,346	8,276
	Cooper Cos. Inc.	87,844	8,222
*	Hologic Inc.	109,891	8,110
*	Avantor Inc.	305,080	7,517
*	Illumina Inc.	50,192	7,018
	Viatris Inc.	540,965	6,692
*	BioMarin Pharmaceutical Inc.	74,586	6,435
	Quest Diagnostics Inc.	50,634	6,324
	Revvity Inc.	56,061	6,144
	Cardinal Health Inc.	54,401	6,092
*	Charles River Laboratories International Inc.	22,952	5,834
	Royalty Pharma plc Class A	167,874	5,093
	Teleflex Inc.	21,240	4,732
*	Molina Healthcare Inc.	11,879	4,679
*	Catalent Inc.	81,288	4,661
*	United Therapeutics Corp.	20,425	4,609
	Universal Health Services Inc. Class B	27,091	4,526
*	Henry Schein Inc.	59,067	4,517
*	Qiagen NV	100,972	4,321
*	Tenet Healthcare Corp.	45,622	4,243
*	Vertex Pharmaceuticals Inc.	9,919	4,173
*	Elanco Animal Health Inc. (XNYS)	221,458	3,519
	Agilent Technologies Inc.	24,636	3,384
*	Acadia Healthcare Co. Inc.	40,527	3,382
	DENTSPLY SIRONA Inc.	95,516	3,122
	Encompass Health Corp.	41,640	3,098
*	Bio-Rad Laboratories Inc. Class A	9,337	3,043
*	Exact Sciences Corp.	52,673	3,030
*	Repligen Corp.	14,039	2,723
*	Globus Medical Inc. Class A	38,301	2,068
	Organon & Co.	115,091	2,004
*	Azenta Inc.	26,947	1,756
*	Alnylam Pharmaceuticals Inc.	11,041	1,668
	Perrigo Co. plc	60,662	1,593
*	Jazz Pharmaceuticals plc	13,308	1,582
*	Envista Holdings Corp.	73,900	1,526
*	Fortrea Holdings Inc.	39,695	1,490
*	IQVIA Holdings Inc.	5,955	1,472
*	Enovis Corp.	23,550	1,409
*	Amedisys Inc.	14,470	1,346
*	Incyte Corp.	21,891	1,278
	Chemed Corp.	1,879	1,177
*	Integra LifeSciences Holdings Corp.	30,925	1,141
*	Teladoc Health Inc.	74,722	1,127
	Premier Inc. Class A	53,067	1,107
*	QuidelOrtho Corp.	24,073	1,098
*	ICU Medical Inc.	9,047	988
*	R1 RCM Inc.	69,947	983
		Shares	Market Value• ($000)
*,1	Ginkgo Bioworks Holdings Inc.	637,483	969
*	Doximity Inc. Class A	30,364	857
*	Exelixis Inc.	37,363	818
*	Tandem Diabetes Care Inc.	25,446	678
*	Certara Inc.	34,968	590
*	Karuna Therapeutics Inc.	1,722	541
*	Ionis Pharmaceuticals Inc.	9,137	413
	Bio-Techne Corp.	4,041	297
*	Sotera Health Co.	13,605	204
*	Maravai LifeSciences Holdings Inc. Class A	21,050	163
*	Roivant Sciences Ltd.	9,170	105
*	agilon health Inc.	14,169	87
			1,320,698
Industrials (16.3%)
	General Electric Co.	491,392	77,095
	RTX Corp.	651,542	58,424
	Honeywell International Inc.	262,876	52,241
	Eaton Corp. plc	180,466	52,155
*	Boeing Co.	218,344	44,481
	Union Pacific Corp.	157,975	40,077
	American Express Co.	176,661	38,763
	United Parcel Service Inc. Class B (XNYS)	237,228	35,171
	Parker-Hannifin Corp.	57,945	31,027
	General Dynamics Corp.	110,872	30,296
	CSX Corp.	795,184	30,169
*	Fiserv Inc.	196,803	29,377
	Northrop Grumman Corp.	61,166	28,199
	Emerson Electric Co.	258,683	27,640
	FedEx Corp.	105,116	26,171
	Norfolk Southern Corp.	103,050	26,111
	PACCAR Inc.	232,280	25,758
	Capital One Financial Corp.	172,038	23,674
	TransDigm Group Inc.	19,961	23,509
	3M Co.	249,542	22,988
	Trane Technologies plc	72,814	20,531
	Caterpillar Inc.	57,738	19,282
	AMETEK Inc.	104,261	18,786
	Fidelity National Information Services Inc.	268,794	18,598
	Ferguson plc	87,650	18,534
	L3Harris Technologies Inc.	85,815	18,164
	Cummins Inc.	64,309	17,274
	Carrier Global Corp.	307,976	17,117
	United Rentals Inc.	24,328	16,866
	Otis Worldwide Corp.	176,450	16,816
	Ingersoll Rand Inc. (XYNS)	183,845	16,791
	Martin Marietta Materials Inc.	27,928	16,134
	Johnson Controls International plc	259,620	15,388
	Global Payments Inc.	117,073	15,184
	DuPont de Nemours Inc.	207,665	14,368
	Fortive Corp.	159,925	13,614
	Vulcan Materials Co.	46,716	12,419
*	Block Inc. (XNYS)	153,999	12,238
	Xylem Inc.	94,475	12,003
	Quanta Services Inc.	47,911	11,571
	Westinghouse Air Brake Technologies Corp.	80,968	11,440
	Howmet Aerospace Inc.	171,527	11,415
	PPG Industries Inc.	79,910	11,315
*	Builders FirstSource Inc.	55,590	10,850
	Dover Corp.	63,092	10,434

29

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Keysight Technologies Inc.	59,725	9,216
*	Teledyne Technologies Inc.	21,067	9,001
	Ball Corp.	139,283	8,917
	Veralto Corp.	99,282	8,580
	Jacobs Solutions Inc.	56,863	8,339
	Textron Inc.	88,524	7,885
	Masco Corp.	101,766	7,812
	Synchrony Financial	186,349	7,696
	Carlisle Cos. Inc.	21,857	7,650
	IDEX Corp.	31,404	7,408
	Packaging Corp. of America	39,999	7,247
	Expeditors International of Washington Inc.	57,514	6,879
	Nordson Corp.	25,851	6,867
*	Trimble Inc.	111,401	6,817
	Lennox International Inc.	14,451	6,809
	TransUnion	87,289	6,776
	Automatic Data Processing Inc.	26,554	6,669
	Illinois Tool Works Inc.	25,073	6,573
	Snap-on Inc.	23,537	6,488
*	XPO Inc.	51,529	6,200
	Stanley Black & Decker Inc.	69,223	6,181
	JB Hunt Transport Services Inc.	29,884	6,165
*	Saia Inc.	10,657	6,132
	Owens Corning	40,022	5,995
	Sherwin-Williams Co.	17,982	5,971
	Amcor plc	651,257	5,900
	Pentair plc	74,164	5,769
	RPM International Inc.	46,919	5,412
*	TopBuild Corp.	13,381	5,384
*	Zebra Technologies Corp. Class A	19,011	5,313
	CNH Industrial NV	441,118	5,271
	AECOM	59,186	5,258
	Westrock Co.	114,800	5,199
	Huntington Ingalls Industries Inc.	17,709	5,164
	Regal Rexnord Corp.	29,886	5,125
	nVent Electric plc	74,549	5,019
	Hubbell Inc.	13,175	5,015
	ITT Inc.	37,374	4,714
	Equifax Inc.	17,014	4,655
	Fortune Brands Innovations Inc.	57,154	4,649
	Watsco Inc.	11,259	4,437
	EMCOR Group Inc.	13,691	4,292
	AptarGroup Inc.	29,610	4,159
	Graco Inc.	44,708	4,080
	Curtiss-Wright Corp.	17,190	4,062
	A O Smith Corp.	48,872	4,052
	Knight-Swift Transportation Holdings Inc.	70,727	3,985
	Jack Henry & Associates Inc.	22,438	3,899
	Woodward Inc.	27,014	3,822
*	Affirm Holdings Inc.	101,872	3,822
	Robert Half Inc.	46,599	3,747
	Crown Holdings Inc.	48,102	3,686
	MKS Instruments Inc.	29,986	3,681
*	Middleby Corp.	24,112	3,669
	Acuity Brands Inc.	14,113	3,546
*	Core & Main Inc. Class A	74,035	3,534
	Tetra Tech Inc.	19,573	3,471
		Shares	Market Value• ($000)
	BWX Technologies Inc.	34,100	3,438
	Oshkosh Corp.	29,430	3,263
	Berry Global Group Inc.	53,879	3,136
*	WillScot Mobile Mini Holdings Corp.	65,112	3,109
	AGCO Corp.	28,277	3,102
*	Generac Holdings Inc.	27,388	3,081
	Cognex Corp.	77,972	3,076
	WESCO International Inc.	19,953	2,983
*	Bill Holdings Inc.	46,419	2,940
*	Axalta Coating Systems Ltd.	89,663	2,935
*	AZEK Co. Inc.	59,740	2,874
	Deere & Co.	7,784	2,842
*	Mohawk Industries Inc.	23,869	2,831
*	PayPal Holdings Inc.	46,504	2,806
*	GXO Logistics Inc.	52,984	2,742
	Allison Transmission Holdings Inc.	36,271	2,732
	Cintas Corp.	4,292	2,698
	Crane Co.	21,742	2,643
	Littelfuse Inc.	10,898	2,596
*	FTI Consulting Inc.	12,299	2,544
	MSA Safety Inc.	13,796	2,541
	Brunswick Corp.	28,987	2,534
	Esab Corp.	25,478	2,525
	Sonoco Products Co.	44,213	2,506
	Flowserve Corp.	59,058	2,499
	Sensata Technologies Holding plc	68,571	2,360
*	Kirby Corp.	26,661	2,339
	Donaldson Co. Inc.	32,105	2,299
*	WEX Inc.	10,425	2,291
	Ryder System Inc.	19,654	2,243
	MSC Industrial Direct Co. Inc. Class A	21,312	2,151
	Louisiana-Pacific Corp.	29,025	2,147
*	MasTec Inc.	28,069	2,118
	Genpact Ltd.	60,249	2,049
	Vontier Corp.	46,217	1,987
	MDU Resources Group Inc.	90,796	1,968
	Western Union Co.	141,033	1,891
	Air Lease Corp.	46,765	1,875
	Valmont Industries Inc.	8,813	1,868
	Armstrong World Industries Inc.	14,082	1,698
	Graphic Packaging Holding Co.	63,983	1,660
	Silgan Holdings Inc.	37,719	1,656
	ManpowerGroup Inc.	22,294	1,609
	Eagle Materials Inc.	5,362	1,360
	Old Dominion Freight Line Inc.	3,060	1,354
	Crane NXT Co.	21,758	1,271
*	Spirit AeroSystems Holdings Inc. Class A	42,611	1,219
*	Euronet Worldwide Inc.	10,751	1,177
	Sealed Air Corp.	28,966	1,010
	Vestis Corp.	53,314	1,000
*	Hayward Holdings Inc.	60,122	889
	CH Robinson Worldwide Inc.	11,461	849
*	Gates Industrial Corp. plc	50,717	747
*	Mercury Systems Inc.	24,307	726
	ADT Inc.	93,392	678
*	FleetCor Technologies Inc.	2,298	642
*	NCR Atleos Corp.	29,187	635

30

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Landstar System Inc.	3,331	634
	Schneider National Inc. Class B	24,628	580
	HEICO Corp.	2,714	525
	Lincoln Electric Holdings Inc.	1,654	424
	HEICO Corp. Class A	2,701	420
	Allegion plc	3,004	384
[1]	Ardagh Group SA	8,833	65
	Ardagh Metal Packaging SA	6,378	21
			1,548,317
Real Estate (4.7%)
	Prologis Inc.	418,167	55,729
	Welltower Inc.	243,264	22,419
	Digital Realty Trust Inc.	136,606	20,055
	Realty Income Corp.	377,484	19,671
	Crown Castle Inc.	174,979	19,237
	Equinix Inc.	21,082	18,738
	Simon Property Group Inc.	115,064	17,046
	VICI Properties Inc.	469,823	14,062
	Extra Space Storage Inc.	94,578	13,333
*	CBRE Group Inc. Class A	137,348	12,621
	Weyerhaeuser Co.	332,520	11,432
	AvalonBay Communities Inc.	64,100	11,348
	Equity Residential	168,687	10,157
	Alexandria Real Estate Equities Inc.	77,553	9,673
	Invitation Homes Inc.	276,379	9,416
	SBA Communications Corp.	43,666	9,136
*	CoStar Group Inc.	104,194	9,068
	Public Storage	29,699	8,431
	Ventas Inc.	180,657	7,640
	Essex Property Trust Inc.	28,874	6,681
	Host Hotels & Resorts Inc.	319,674	6,630
	Mid-America Apartment Communities Inc.	52,485	6,596
	Kimco Realty Corp.	297,214	5,873
	Sun Communities Inc.	43,374	5,802
	American Homes 4 Rent Class A	152,651	5,650
	WP Carey Inc.	95,839	5,399
	Gaming and Leisure Properties Inc.	115,675	5,261
	Iron Mountain Inc.	66,096	5,198
	Regency Centers Corp.	81,675	5,060
	UDR Inc.	142,382	5,055
	Rexford Industrial Realty Inc.	95,135	4,840
	Healthpeak Properties Inc.	286,971	4,807
	Boston Properties Inc.	70,898	4,588
	Camden Property Trust	46,894	4,430
	CubeSmart	101,335	4,419
*	Jones Lang LaSalle Inc.	21,364	4,064
	Federal Realty Investment Trust	36,471	3,678
	Equity LifeStyle Properties Inc.	54,170	3,647
	EastGroup Properties Inc.	20,671	3,632
	Omega Healthcare Investors Inc.	110,323	3,433
	NNN REIT Inc.	81,991	3,336
	First Industrial Realty Trust Inc.	59,729	3,166
	Americold Realty Trust Inc.	122,517	3,100
		Shares	Market Value• ($000)
	Brixmor Property Group Inc.	135,214	3,057
	STAG Industrial Inc.	81,937	3,043
*	Zillow Group Inc. Class A	54,298	2,935
	Agree Realty Corp.	45,004	2,473
	Healthcare Realty Trust Inc.	171,599	2,365
*	Zillow Group Inc. Class C	41,725	2,343
	Rayonier Inc.	66,292	2,282
	Vornado Realty Trust	79,830	2,099
	Apartment Income REIT Corp.	67,140	2,036
	Kilroy Realty Corp.	53,022	2,009
	Park Hotels & Resorts Inc.	95,785	1,590
	Cousins Properties Inc.	68,152	1,555
	EPR Properties	33,409	1,372
	National Storage Affiliates Trust	36,373	1,302
*	Howard Hughes Holdings Inc.	15,338	1,172
	Highwoods Properties Inc.	47,304	1,157
[1]	Medical Properties Trust Inc.	270,943	1,141
	Lamar Advertising Co. Class A	8,960	990
	NET Lease Office Properties	6,433	157
			448,635
Technology (8.4%)
	Intel Corp.	1,911,803	82,303
	International Business Machines Corp.	411,684	76,174
*	Advanced Micro Devices Inc.	313,045	60,271
	Oracle Corp.	411,773	45,987
	Micron Technology Inc.	495,163	44,867
	Analog Devices Inc.	225,607	43,276
	Texas Instruments Inc.	243,350	40,720
*	Salesforce Inc.	105,552	32,597
	Marvell Technology Inc.	387,253	27,751
	Roper Technologies Inc.	47,935	26,112
	Cognizant Technology Solutions Corp. Class A	230,406	18,207
*	ON Semiconductor Corp.	195,488	15,428
	Amphenol Corp. Class A	131,148	14,327
	Applied Materials Inc.	58,620	11,819
	Corning Inc.	344,057	11,092
	QUALCOMM Inc.	64,636	10,199
	Vertiv Holdings Co. Class A	143,843	9,727
	Hewlett Packard Enterprise Co.	578,981	8,818
	HP Inc.	310,998	8,811
*	Western Digital Corp.	146,593	8,718
	Entegris Inc.	64,347	8,646
*	Zoom Video Communications Inc. Class A	114,985	8,133
	Leidos Holdings Inc.	62,047	7,933
	Skyworks Solutions Inc.	71,907	7,544
*	Akamai Technologies Inc.	67,524	7,490
*	VeriSign Inc.	38,023	7,425
*	Okta Inc.	64,687	6,941
	SS&C Technologies Holdings Inc.	98,252	6,265
	Microchip Technology Inc.	69,884	5,880
*	Nutanix Inc. Class A	83,142	5,251
	NetApp Inc.	57,460	5,121
*	Qorvo Inc.	44,587	5,107

31

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	F5 Inc.	26,716	5,002
	Amdocs Ltd.	52,990	4,833
	Gen Digital Inc. (XNGS)	211,359	4,542
*	PTC Inc.	24,698	4,520
*	Guidewire Software Inc.	36,766	4,388
*	Ceridian HCM Holding Inc.	60,910	4,249
*	AppLovin Corp. Class A	70,774	4,227
*	Twilio Inc. Class A	63,904	3,808
*	DoorDash Inc. Class A	29,958	3,732
*	CACI International Inc. Class A	9,944	3,727
*	Coherent Corp.	58,516	3,480
	Science Applications International Corp.	23,913	3,347
	Jabil Inc.	20,904	3,012
*	GoDaddy Inc. Class A	26,067	2,976
	Lam Research Corp.	3,139	2,945
*	Arrow Electronics Inc.	25,013	2,939
	TD SYNNEX Corp.	26,324	2,735
*	SentinelOne Inc. Class A	91,877	2,588
*	Aspen Technology Inc.	12,372	2,399
*	Unity Software Inc.	80,128	2,349
	KBR Inc.	38,585	2,316
*	Cirrus Logic Inc.	24,931	2,289
*	ANSYS Inc.	6,844	2,287
*	Kyndryl Holdings Inc.	102,530	2,253
	Dolby Laboratories Inc. Class A	26,831	2,173
*	DXC Technology Co.	92,998	2,033
	Universal Display Corp.	11,536	2,012
*	Tyler Technologies Inc.	4,562	1,994
	Avnet Inc.	42,128	1,963
*,1	GLOBALFOUNDRIES Inc.	35,461	1,939
*	IAC Inc.	33,475	1,901
*,1	Clarivate plc	212,721	1,527
*	Pure Storage Inc. Class A	28,104	1,480
*	Wolfspeed Inc.	56,082	1,459
	Concentrix Corp.	19,819	1,436
	Dun & Bradstreet Holdings Inc.	122,750	1,294
	Teradyne Inc.	11,713	1,213
*	IPG Photonics Corp.	13,523	1,168
*	ZoomInfo Technologies Inc.	66,022	1,106
*	CCC Intelligent Solutions Holdings Inc.	91,107	1,067
*	UiPath Inc. Class A	40,065	951
*	nCino Inc.	29,099	868
	CDW Corp.	3,512	865
*	NCR Voyix Corp.	58,079	848
*	Informatica Inc. Class A	17,627	574
*	Match Group Inc.	12,527	451
*	HashiCorp Inc. Class A	13,802	360
*	Paycor HCM Inc.	15,726	332
	Bentley Systems Inc. Class B	6,296	323
*	Dropbox Inc. Class A	12,775	306
*	Maplebear Inc.	2,856	93
			791,619
Telecommunications (3.8%)
	Cisco Systems Inc.	1,836,937	88,853
	Comcast Corp. Class A	1,809,004	77,516
	Verizon Communications Inc.	1,906,645	76,304
	AT&T Inc.	3,243,725	54,916
	T-Mobile US Inc.	237,047	38,710
	Juniper Networks Inc.	143,882	5,328
*	Ciena Corp.	66,840	3,809
		Shares	Market Value• ($000)
*	Roku Inc.	48,806	3,084
*	Liberty Broadband Corp. Class C	45,313	2,727
*	Frontier Communications Parent Inc.	110,682	2,621
	Motorola Solutions Inc.	6,005	1,984
*	Lumentum Holdings Inc.	30,310	1,469
	Cable One Inc.	2,318	1,057
*	ViaSat Inc.	52,988	1,037
*	Liberty Broadband Corp. Class A	2,353	141
	Iridium Communications Inc.	3,882	112
	Ubiquiti Inc.	275	32
*,2	GCI Liberty Inc.	26,959	—
			359,700
Utilities (4.9%)
	NextEra Energy Inc.	917,392	50,631
	Southern Co.	493,254	33,171
	Duke Energy Corp.	348,807	32,031
	Constellation Energy Corp.	145,779	24,556
	Sempra	285,859	20,182
	American Electric Power Co. Inc.	233,574	19,898
	Dominion Energy Inc.	379,073	18,131
	Republic Services Inc.	93,460	17,159
	Exelon Corp.	450,502	16,146
	PG&E Corp.	924,899	15,437
	Public Service Enterprise Group Inc.	225,026	14,042
	Consolidated Edison Inc.	156,982	13,690
	Xcel Energy Inc.	249,147	13,128
	Edison International	171,735	11,681
	WEC Energy Group Inc.	142,716	11,202
	American Water Works Co. Inc.	88,111	10,445
	DTE Energy Co.	93,198	10,098
	Entergy Corp.	95,724	9,723
	Eversource Energy	157,610	9,252
	FirstEnergy Corp.	246,267	9,016
	PPL Corp.	333,793	8,802
	Ameren Corp.	118,435	8,431
	CenterPoint Energy Inc.	285,430	7,849
	Atmos Energy Corp.	67,013	7,566
	CMS Energy Corp.	131,555	7,547
	Vistra Corp.	116,602	6,359
	NRG Energy Inc.	102,906	5,693
	Alliant Energy Corp.	113,595	5,424
	Evergy Inc.	100,650	4,986
	NiSource Inc.	186,926	4,871
*	Clean Harbors Inc.	22,868	4,164
	Waste Management Inc.	18,617	3,829
	Essential Utilities Inc.	109,936	3,824
	Pinnacle West Capital Corp.	51,188	3,498
	OGE Energy Corp.	90,319	2,972
	UGI Corp.	93,925	2,299
*	Stericycle Inc.	41,377	2,251
	IDACORP Inc.	22,858	2,014
	National Fuel Gas Co.	40,092	1,954
	AES Corp.	117,453	1,785
[1]	Brookfield Renewable Corp. Class A	60,138	1,427
*	Sunrun Inc.	95,336	1,148
	Clearway Energy Inc. Class C	50,476	1,100
	Avangrid Inc.	32,207	1,003

32

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Hawaiian Electric Industries Inc.	50,098	610
	Clearway Energy Inc. Class A	1,070	22
			461,047
Total Common Stocks (Cost $8,519,768)			9,458,825
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.400% (Cost $11,051)	110,545	11,054
Total Investments (99.9%) (Cost $8,530,819)			9,469,879
Other Assets and Liabilities—Net (0.1%)			10,614
Net Assets (100%)			9,480,493
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,496,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $10,438,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	54	13,780	235

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Carrier Global Corp.	8/30/24	BANA	3,891	(5.326)	—	(3)
Johnson Controls International plc	8/30/24	BANA	2,845	(5.326)	—	(11)
					—	(14)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Russell 1000 Value Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,519,768)	9,458,825
Affiliated Issuers (Cost $11,051)	11,054
Total Investments in Securities	9,469,879
Investment in Vanguard	286
Cash	580
Cash Collateral Pledged—Futures Contracts	560
Receivables for Investment Securities Sold	438
Receivables for Accrued Income	20,237
Receivables for Capital Shares Issued	585
Variation Margin Receivable—Futures Contracts	55
Total Assets	9,492,620
Liabilities
Payables for Investment Securities Purchased	1,375
Collateral for Securities on Loan	10,438
Payables for Capital Shares Redeemed	19
Payables to Vanguard	281
Unrealized Depreciation—Over-the-Counter Swap Contracts	14
Total Liabilities	12,127
Net Assets	9,480,493
1 Includes $9,496,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	9,299,037
Total Distributable Earnings (Loss)	181,456
Net Assets	9,480,493

ETF Shares—Net Assets
Applicable to 107,552,615 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,091,295
Net Asset Value Per Share—ETF Shares	$75.23

Institutional Shares—Net Assets
Applicable to 4,727,628 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,389,198
Net Asset Value Per Share—Institutional Shares	$293.85

See accompanying Notes, which are an integral part of the Financial Statements.
34

Russell 1000 Value Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	101,208
Interest[2]	227
Securities Lending—Net	539
Total Income	101,974
Expenses
The Vanguard Group—Note B
Investment Advisory Services	97
Management and Administrative—ETF Shares	2,419
Management and Administrative—Institutional Shares	405
Marketing and Distribution—ETF Shares	195
Marketing and Distribution—Institutional Shares	23
Custodian Fees	128
Shareholders’ Reports—ETF Shares	81
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	3
Other Expenses	9
Total Expenses	3,361
Expenses Paid Indirectly	(1)
Net Expenses	3,360
Net Investment Income	98,614
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	91,668
Futures Contracts	974
Swap Contracts	(217)
Realized Net Gain (Loss)	92,425
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	651,770
Futures Contracts	37
Swap Contracts	(14)
Change in Unrealized Appreciation (Depreciation)	651,793
Net Increase (Decrease) in Net Assets Resulting from Operations	842,832
1	Dividends are net of foreign withholding taxes of $19,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $212,000, ($4,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $111,973,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Russell 1000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,614	181,917
Realized Net Gain (Loss)	92,425	295,118
Change in Unrealized Appreciation (Depreciation)	651,793	169,788
Net Increase (Decrease) in Net Assets Resulting from Operations	842,832	646,823
Distributions
ETF Shares	(88,489)	(145,415)
Institutional Shares	(16,264)	(34,279)
Total Distributions	(104,753)	(179,694)
Capital Share Transactions
ETF Shares	696,065	400,261
Institutional Shares	(118,446)	(290,991)
Net Increase (Decrease) from Capital Share Transactions	577,619	109,270
Total Increase (Decrease)	1,315,698	576,399
Net Assets
Beginning of Period	8,164,795	7,588,396
End of Period	9,480,493	8,164,795

See accompanying Notes, which are an integral part of the Financial Statements.
36

Russell 1000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021[1]	2020[1]	2019[1]
Net Asset Value, Beginning of Period	$69.71	$65.70	$71.54	$53.52	$54.61	$55.60
Investment Operations
Net Investment Income[2]	.799	1.523	1.415	1.282	1.408	1.357
Net Realized and Unrealized Gain (Loss) on Investments	5.571	3.964	(5.875)	17.932	(1.056)	(1.054)
Total from Investment Operations	6.370	5.487	(4.460)	19.214	.352	.303
Distributions
Dividends from Net Investment Income	(.850)	(1.477)	(1.380)	(1.194)	(1.442)	(1.293)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.850)	(1.477)	(1.380)	(1.194)	(1.442)	(1.293)
Net Asset Value, End of Period	$75.23	$69.71	$65.70	$71.54	$53.52	$54.61
Total Return	9.23%	8.55%	-6.32%	36.32%	0.75%	0.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,091	$6,760	$5,980	$6,569	$2,646	$1,914
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.27%	2.02%	1.99%	2.65%	2.51%
Portfolio Turnover Rate[4]	2%	15%	14%	19%	24%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Russell 1000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$272.26	$256.61	$279.40	$209.00	$213.25	$217.14
Investment Operations
Net Investment Income[1]	3.116	5.952	5.555	5.002	5.594	5.294
Net Realized and Unrealized Gain (Loss) on Investments	21.804	15.489	(22.930)	70.071	(4.226)	(4.087)
Total from Investment Operations	24.920	21.441	(17.375)	75.073	1.368	1.207
Distributions
Dividends from Net Investment Income	(3.330)	(5.791)	(5.415)	(4.673)	(5.618)	(5.097)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.330)	(5.791)	(5.415)	(4.673)	(5.618)	(5.097)
Net Asset Value, End of Period	$293.85	$272.26	$256.61	$279.40	$209.00	$213.25
Total Return	9.24%	8.55%	-6.30%	36.35%	0.81%	0.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,389	$1,405	$1,608	$1,773	$1,207	$1,889
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.27%	2.03%	2.01%	2.64%	2.52%
Portfolio Turnover Rate[3]	2%	15%	14%	19%	24%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Russell 1000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
39

Russell 1000 Value Index Fund
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
40

Russell 1000 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
41

Russell 1000 Value Index Fund
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $286,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
42

Russell 1000 Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,458,760	65	—	9,458,825
Temporary Cash Investments	11,054	—	—	11,054
Total	9,469,814	65	—	9,469,879
Derivative Financial Instruments
Assets
Futures Contracts[1]	235	—	—	235
Liabilities
Swap Contracts	—	14	—	14
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,557,929
Gross Unrealized Appreciation	1,475,937
Gross Unrealized Depreciation	(563,752)
Net Unrealized Appreciation (Depreciation)	912,185
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $862,433,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $196,932,000 of investment securities and sold $281,647,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,091,092,000 and $434,046,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $37,567,000 and sales were $6,063,000, resulting in net realized loss of $884,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
43

Russell 1000 Value Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,130,399	16,775	2,616,326	39,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(434,334)	(6,200)	(2,216,065)	(33,100)
Net Increase (Decrease)—ETF Shares	696,065	10,575	400,261	5,950
Institutional Shares
Issued	85,781	309	283,411	1,096
Issued in Lieu of Cash Distributions	13,928	51	29,613	117
Redeemed	(218,155)	(792)	(604,015)	(2,319)
Net Increase (Decrease)—Institutional Shares	(118,446)	(432)	(290,991)	(1,106)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
44

Russell 1000 Growth Index Fund
Fund Allocation
As of February 29, 2024
Basic Materials	0.4%
Consumer Discretionary	19.2
Consumer Staples	2.5
Energy	0.5
Financials	2.5
Health Care	10.1
Industrials	9.9
Real Estate	0.9
Technology	53.1
Telecommunications	0.6
Utilities	0.3
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
45

Russell 1000 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (0.4%)
	Ecolab Inc.	191,471	43,050
	Fastenal Co.	423,780	30,940
	Linde plc	45,209	20,291
	Southern Copper Corp.	84,523	6,835
	Avery Dennison Corp.	26,346	5,705
	Scotts Miracle-Gro Co.	40,279	2,646
*	Valvoline Inc.	35,055	1,495
	FMC Corp.	17,718	999
			111,961
Consumer Discretionary (19.2%)
*	Amazon.com Inc.	8,933,295	1,579,049
*	Tesla Inc.	2,735,981	552,340
	Home Depot Inc.	991,831	377,501
	Costco Wholesale Corp.	439,341	326,821
*	Netflix Inc.	428,155	258,143
*	Uber Technologies Inc.	1,951,414	155,137
*	Booking Holdings Inc.	35,390	122,762
	TJX Cos. Inc.	1,142,461	113,264
	Starbucks Corp.	1,118,699	106,164
	Lowe's Cos. Inc.	419,764	101,025
	McDonald's Corp.	298,687	87,300
*	Chipotle Mexican Grill Inc.	27,200	73,134
	Target Corp.	455,909	69,718
	NIKE Inc. Class B	628,596	65,330
*	Airbnb Inc. Class A	401,777	63,268
	Marriott International Inc. Class A	241,481	60,339
*	O'Reilly Automotive Inc.	49,688	54,032
*	Lululemon Athletica Inc.	110,296	51,518
	Ross Stores Inc.	310,664	46,276
*	Copart Inc.	849,969	45,176
*	AutoZone Inc.	14,532	43,683
*	Trade Desk Inc. Class A	436,726	37,309
*	Spotify Technology SA	138,968	35,633
	Yum! Brands Inc.	243,750	33,740
	Dollar General Corp.	217,071	31,543
	Tractor Supply Co.	108,622	27,625
*	Ulta Beauty Inc.	48,718	26,725
*	Deckers Outdoor Corp.	25,938	23,230
	Hilton Worldwide Holdings Inc.	112,861	23,060
*	Coupang Inc.	1,085,848	20,110
	Las Vegas Sands Corp.	340,328	18,555
*	Roblox Corp. Class A	459,849	18,348
*	DraftKings Inc. Class A	413,982	17,934
		Shares	Market Value• ($000)
	Domino's Pizza Inc.	34,615	15,520
	Pool Corp.	37,684	15,003
*	Expedia Group Inc.	99,668	13,637
*	Burlington Stores Inc.	64,009	13,128
*	Floor & Decor Holdings Inc. Class A	103,314	12,513
	Rollins Inc.	252,867	11,144
*	Five Below Inc.	54,422	10,921
	Estee Lauder Cos. Inc. Class A	71,917	10,685
	RB Global Inc. (XTSE)	137,732	10,455
	Wingstop Inc.	29,577	10,383
	Texas Roadhouse Inc.	66,280	9,900
	Darden Restaurants Inc.	55,896	9,542
*	Royal Caribbean Cruises Ltd.	69,849	8,616
	Churchill Downs Inc.	70,460	8,587
	Murphy USA Inc.	18,383	7,666
*	Crocs Inc.	60,365	7,380
*	Lyft Inc. Class A	341,722	5,426
	TKO Group Holdings Inc.	60,296	5,049
*	Etsy Inc.	68,779	4,931
	H&R Block Inc.	93,993	4,601
	Service Corp. International	53,625	3,925
*	American Airlines Group Inc.	244,141	3,828
*	Caesars Entertainment Inc.	85,105	3,699
*	YETI Holdings Inc.	86,676	3,557
*	Live Nation Entertainment Inc.	35,471	3,440
*	BJ's Wholesale Club Holdings Inc.	46,315	3,383
	Choice Hotels International Inc.	29,939	3,351
	Wendy's Co.	172,829	3,130
*	Planet Fitness Inc. Class A	40,709	2,526
*	SiteOne Landscape Supply Inc.	13,869	2,337
	U-Haul Holding Co.	35,985	2,288
	Best Buy Co. Inc.	25,851	2,091
*	NVR Inc.	258	1,967
*	Norwegian Cruise Line Holdings Ltd.	99,320	1,926
	Williams-Sonoma Inc.	7,977	1,879
	Nexstar Media Group Inc.	10,980	1,824
46

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Tempur Sealy International Inc.	33,163	1,806
*	Wayfair Inc. Class A	28,188	1,680
*	Ollie's Bargain Outlet Holdings Inc.	19,419	1,557
	eBay Inc.	32,337	1,529
*	Peloton Interactive Inc. Class A	328,330	1,484
	Travel & Leisure Co.	30,308	1,354
	Delta Air Lines Inc.	31,086	1,314
*	Grand Canyon Education Inc.	7,922	1,068
*	Victoria's Secret & Co.	33,529	958
	Vail Resorts Inc.	3,486	803
*	Bright Horizons Family Solutions Inc.	6,735	774
	Dick's Sporting Goods Inc.	4,150	738
	Avis Budget Group Inc.	6,540	707
*	Cava Group Inc.	11,996	701
*	CarMax Inc.	8,504	672
	Tapestry Inc.	13,846	658
*	RH	2,377	652
	Wynn Resorts Ltd.	5,908	621
*	Skechers USA Inc. Class A	8,807	544
	Polaris Inc.	4,473	415
	Wyndham Hotels & Resorts Inc.	5,374	411
*,1	Birkenstock Holding plc	8,055	403
*	U-Haul Holding Co. (XNYS)	5,494	354
*	Playtika Holding Corp.	18,095	134
			4,927,367
Consumer Staples (2.5%)
	PepsiCo Inc.	943,912	156,066
	Coca-Cola Co.	1,914,744	114,923
	Procter & Gamble Co.	438,670	69,722
*	Monster Beverage Corp.	736,476	43,526
	Sysco Corp.	502,776	40,710
	Kimberly-Clark Corp.	314,274	38,080
	Cencora Inc.	160,102	37,720
	McKesson Corp.	51,141	26,665
	Church & Dwight Co. Inc.	216,711	21,697
	Hershey Co.	110,132	20,696
	Clorox Co.	122,580	18,793
	Lamb Weston Holdings Inc.	135,855	13,886
*	Celsius Holdings Inc.	142,278	11,613
	Kenvue Inc.	583,116	11,079
	Brown-Forman Corp. Class B	145,574	8,768
*	Performance Food Group Co.	71,650	5,500
	Constellation Brands Inc. Class A	16,179	4,021
*	Boston Beer Co. Inc. Class A	8,591	2,647
	Brown-Forman Corp. Class A	38,722	2,321
	Casey's General Stores Inc.	5,142	1,566
*	Freshpet Inc.	11,436	1,293
		Shares	Market Value• ($000)
	Albertsons Cos. Inc. Class A	33,974	689
			651,981
Energy (0.5%)
	Cheniere Energy Inc.	237,547	36,867
	Hess Corp.	153,790	22,415
	Targa Resources Corp.	219,392	21,553
*	Enphase Energy Inc.	131,841	16,745
	Texas Pacific Land Corp.	6,024	9,490
	APA Corp.	270,029	8,044
	Halliburton Co.	179,812	6,306
	Ovintiv Inc. (XNYS)	113,648	5,615
	ONEOK Inc.	31,013	2,330
[1]	New Fortress Energy Inc.	63,401	2,229
	Antero Midstream Corp.	107,297	1,438
*,1	ChargePoint Holdings Inc.	290,647	602
			133,634
Financials (2.5%)
	Blackstone Inc.	706,600	90,318
	Progressive Corp.	434,017	82,272
	Marsh & McLennan Cos. Inc.	392,939	79,480
	Apollo Global Management Inc.	516,878	57,787
	Moody's Corp.	143,486	54,442
	Ameriprise Financial Inc.	101,588	41,383
	Ares Management Corp. Class A	161,716	21,448
	MSCI Inc.	38,013	21,324
	LPL Financial Holdings Inc.	74,605	19,986
	Broadridge Financial Solutions Inc.	97,113	19,770
*	NU Holdings Ltd. Class A	1,587,039	17,584
	FactSet Research Systems Inc.	37,964	17,561
	KKR & Co. Inc.	161,818	15,900
	Equitable Holdings Inc.	343,791	11,771
	S&P Global Inc.	26,373	11,298
	Kinsale Capital Group Inc.	21,634	11,167
	MarketAxess Holdings Inc.	36,688	7,830
	Brown & Brown Inc.	91,366	7,694
	Morningstar Inc.	25,426	7,592
	Primerica Inc.	22,940	5,626
*	Ryan Specialty Holdings Inc.	95,383	4,996
*	Arch Capital Group Ltd.	50,451	4,419
	Tradeweb Markets Inc. Class A	39,648	4,196
	Willis Towers Watson plc	13,012	3,547
	RenaissanceRe Holdings Ltd.	13,332	2,997
	Arthur J Gallagher & Co.	11,300	2,756
	Everest Group Ltd.	5,504	2,030
	First Citizens BancShares Inc. Class A	1,150	1,810

47

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	SLM Corp.	85,536	1,782
	RLI Corp.	8,281	1,213
	Blue Owl Capital Inc.	64,390	1,157
	TPG Inc.	20,232	897
	XP Inc. Class A	26,352	623
*	Rocket Cos. Inc. Class A	39,914	501
	Houlihan Lokey Inc.	3,565	459
	Lincoln National Corp.	15,271	421
*	Brighthouse Financial Inc.	6,353	296
[1]	UWM Holdings Corp.	29,525	188
			636,521
Health Care (10.1%)
	Eli Lilly & Co.	839,118	632,426
	UnitedHealth Group Inc.	775,170	382,624
	AbbVie Inc.	1,749,773	308,048
	Thermo Fisher Scientific Inc.	235,716	134,401
*	Intuitive Surgical Inc.	346,405	133,574
	Amgen Inc.	360,221	98,639
*	Vertex Pharmaceuticals Inc.	233,680	98,319
	Zoetis Inc.	458,838	91,001
	Merck & Co. Inc.	463,478	58,931
*	Edwards Lifesciences Corp.	596,854	50,655
*	IDEXX Laboratories Inc.	81,644	46,964
*	DexCom Inc.	383,235	44,099
*	IQVIA Holdings Inc.	167,014	41,279
*	Veeva Systems Inc. Class A	143,583	32,379
	Agilent Technologies Inc.	235,223	32,310
	Stryker Corp.	89,405	31,209
	West Pharmaceutical Services Inc.	73,300	26,268
	ResMed Inc.	143,911	25,000
*	Align Technology Inc.	75,625	22,871
	Humana Inc.	53,658	18,797
	Elevance Health Inc.	31,341	15,710
*	Alnylam Pharmaceuticals Inc.	98,390	14,866
	Cardinal Health Inc.	125,053	14,003
	Abbott Laboratories	108,424	12,863
	HCA Healthcare Inc.	40,797	12,716
*	Neurocrine Biosciences Inc.	95,590	12,465
*	Molina Healthcare Inc.	31,223	12,299
*	Sarepta Therapeutics Inc.	88,479	11,316
*	Insulet Corp.	68,751	11,275
	Bio-Techne Corp.	145,232	10,685
*	Karuna Therapeutics Inc.	31,518	9,896
*	Shockwave Medical Inc.	35,948	9,378
*	Natera Inc.	106,369	9,200
*	Medpace Holdings Inc.	23,062	9,168
	Bruker Corp.	105,138	9,099
*	Penumbra Inc.	35,959	8,448
*	Incyte Corp.	134,527	7,851
	Cigna Group	21,493	7,225
*	DaVita Inc.	53,524	6,796
*	Regeneron Pharmaceuticals Inc.	6,805	6,574
*	Illumina Inc.	46,705	6,531
		Shares	Market Value• ($000)
	Chemed Corp.	10,251	6,418
*	Apellis Pharmaceuticals Inc.	100,003	6,197
*	Masimo Corp.	42,930	5,518
*	Ionis Pharmaceuticals Inc.	121,316	5,485
*	Inspire Medical Systems Inc.	28,446	5,093
*	Exelixis Inc.	230,794	5,054
*	Repligen Corp.	24,400	4,733
*	10X Genomics Inc. Class A	92,068	4,294
*	Ultragenyx Pharmaceutical Inc.	78,593	4,065
*	ICON plc	12,138	3,892
*	Roivant Sciences Ltd.	335,524	3,838
*	Jazz Pharmaceuticals plc	31,760	3,776
*	Exact Sciences Corp.	61,974	3,565
	GE Healthcare Inc.	30,350	2,770
*	BioMarin Pharmaceutical Inc.	21,471	1,853
*	Globus Medical Inc. Class A	32,840	1,773
*	Novocure Ltd.	103,031	1,577
*	agilon health Inc.	254,758	1,562
*	Doximity Inc. Class A	50,806	1,434
*	Sotera Health Co.	67,478	1,013
*	Certara Inc.	42,548	718
	Encompass Health Corp.	6,308	469
*	Maravai LifeSciences Holdings Inc. Class A	60,264	466
*	Ginkgo Bioworks Holdings Inc.	142,079	216
*	Tandem Diabetes Care Inc.	7,679	205
			2,604,142
Industrials (9.9%)
	Visa Inc. Class A	1,581,689	447,049
	Mastercard Inc. Class A	823,290	390,865
	Accenture plc Class A	626,497	234,799
	Caterpillar Inc.	379,493	126,735
	Lockheed Martin Corp.	219,679	94,075
	Deere & Co.	245,644	89,672
	Automatic Data Processing Inc.	351,980	88,393
	Union Pacific Corp.	258,615	65,608
	Sherwin-Williams Co.	196,278	65,170
	Illinois Tool Works Inc.	241,913	63,417
*	PayPal Holdings Inc.	986,036	59,497
	Cintas Corp.	76,391	48,020
	WW Grainger Inc.	43,828	42,665
	American Express Co.	188,999	41,470
	Old Dominion Freight Line Inc.	91,028	40,278
	Paychex Inc.	319,503	39,177
	Verisk Analytics Inc.	141,531	34,236
	Rockwell Automation Inc.	113,783	32,437
*	Fair Isaac Corp.	24,019	30,502
	United Parcel Service Inc. Class B (XNYS)	199,279	29,545
*	Mettler-Toledo International Inc.	21,599	26,939
*	Fiserv Inc.	162,331	24,231
	Equifax Inc.	83,632	22,881
*	Axon Enterprise Inc.	69,752	21,440

48

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Waters Corp.	58,004	19,572
	Trane Technologies plc	66,801	18,836
	Booz Allen Hamilton Holding Corp.	127,173	18,785
*	FleetCor Technologies Inc.	66,315	18,520
	Honeywell International Inc.	85,145	16,921
*	Block Inc. (XNYS)	200,018	15,895
*	Boeing Co.	75,119	15,303
	Lincoln Electric Holdings Inc.	51,748	13,279
	HEICO Corp. Class A	72,047	11,210
	Advanced Drainage Systems Inc.	67,798	11,067
	Allegion plc	80,778	10,329
	TransDigm Group Inc.	8,750	10,305
*	Trex Co. Inc.	107,917	9,902
	Toro Co.	103,289	9,535
	United Rentals Inc.	13,748	9,531
	Hubbell Inc.	24,217	9,219
	Quanta Services Inc.	37,458	9,046
	PPG Industries Inc.	58,485	8,281
	CSX Corp.	216,240	8,204
	HEICO Corp.	40,450	7,823
	Vulcan Materials Co.	28,773	7,649
*	Paylocity Holding Corp.	41,579	7,011
*	Keysight Technologies Inc.	45,192	6,973
	CH Robinson Worldwide Inc.	88,947	6,589
	Graco Inc.	68,017	6,207
	Eagle Materials Inc.	22,698	5,755
	Landstar System Inc.	28,142	5,353
	EMCOR Group Inc.	16,044	5,030
*	Shift4 Payments Inc. Class A	53,430	4,393
*	WEX Inc.	19,800	4,351
	Graphic Packaging Holding Co.	163,582	4,245
	Jack Henry & Associates Inc.	23,122	4,018
	Northrop Grumman Corp.	8,170	3,767
	Donaldson Co. Inc.	51,311	3,675
	Xylem Inc.	28,564	3,629
	JB Hunt Transport Services Inc.	16,478	3,400
	Watsco Inc.	8,246	3,250
	RPM International Inc.	24,723	2,852
	Sealed Air Corp.	80,687	2,814
*	Euronet Worldwide Inc.	22,907	2,507
*	Zebra Technologies Corp. Class A	8,866	2,478
	Expeditors International of Washington Inc.	19,363	2,316
*	WillScot Mobile Mini Holdings Corp.	47,011	2,245
	Ferguson plc	10,592	2,240
	Otis Worldwide Corp.	23,407	2,231
	Vontier Corp.	51,018	2,194
	Tetra Tech Inc.	9,153	1,623
*	Saia Inc.	2,780	1,600
	BWX Technologies Inc.	15,043	1,517
	Armstrong World Industries Inc.	12,123	1,462
	Genpact Ltd.	42,524	1,446
	IDEX Corp.	5,711	1,347
		Shares	Market Value• ($000)
*	FTI Consulting Inc.	5,960	1,233
	MSA Safety Inc.	5,955	1,097
	A O Smith Corp.	12,262	1,016
*	TopBuild Corp.	1,920	773
*	Axalta Coating Systems Ltd.	22,428	734
	Western Union Co.	52,145	699
	Allison Transmission Holdings Inc.	8,153	614
	Brunswick Corp.	5,151	450
	Ardagh Metal Packaging SA	126,405	415
*	Spirit AeroSystems Holdings Inc. Class A	10,226	292
	Valmont Industries Inc.	1,295	274
			2,534,428
Real Estate (0.9%)
	American Tower Corp.	461,423	91,759
	Equinix Inc.	46,427	41,265
	Public Storage	90,234	25,615
*	CoStar Group Inc.	172,371	15,001
	Iron Mountain Inc.	142,080	11,173
	Simon Property Group Inc.	70,190	10,398
	Lamar Advertising Co. Class A	66,565	7,359
	Crown Castle Inc.	45,716	5,026
	Equity LifeStyle Properties Inc.	58,741	3,954
	Sun Communities Inc.	27,024	3,615
	SBA Communications Corp.	10,385	2,173
	UDR Inc.	17,491	621
			217,959
Technology (53.0%)
	Microsoft Corp.	7,379,253	3,052,354
	Apple Inc.	14,621,716	2,642,875
	NVIDIA Corp.	2,356,010	1,863,887
	Meta Platforms Inc. Class A	2,193,217	1,074,961
*	Alphabet Inc. Class A	5,891,517	815,739
*	Alphabet Inc. Class C	4,977,419	695,744
	Broadcom Inc.	427,517	555,981
*	Adobe Inc.	454,349	254,563
*	Salesforce Inc.	707,630	218,530
	Intuit Inc.	270,937	179,601
*	Advanced Micro Devices Inc.	904,335	174,112
*	ServiceNow Inc.	201,899	155,733
	QUALCOMM Inc.	964,629	152,209
	Applied Materials Inc.	700,081	141,150
	Lam Research Corp.	123,537	115,909
*	Palo Alto Networks Inc.	298,831	92,802
	KLA Corp.	136,006	92,797
*	Synopsys Inc.	150,678	86,448
*	Cadence Design Systems Inc.	267,968	81,564
	Oracle Corp.	628,822	70,227
*	Crowdstrike Holdings Inc. Class A	211,621	68,597
	Texas Instruments Inc.	367,449	61,485
*	Snowflake Inc. Class A	311,643	58,676
*	Workday Inc. Class A	199,014	58,641
*	Autodesk Inc.	212,960	54,980
*	Palantir Technologies Inc. Class A	1,886,990	47,326
*	Fortinet Inc.	651,046	44,994

49

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Datadog Inc. Class A	270,525	35,563
*	Gartner Inc.	76,003	35,384
	Monolithic Power Systems Inc.	45,568	32,811
	Microchip Technology Inc.	380,133	31,984
*	Atlassian Corp. Ltd. Class A	153,605	31,861
	Amphenol Corp. Class A	290,650	31,751
	CDW Corp.	126,185	31,068
*	MongoDB Inc.	66,372	29,707
*	DoorDash Inc. Class A	237,338	29,565
*	Cloudflare Inc. Class A	288,011	28,381
*	HubSpot Inc.	45,271	28,014
*	Splunk Inc.	154,161	24,083
*	ANSYS Inc.	70,942	23,707
*	Pinterest Inc. Class A	579,839	21,280
*	Zscaler Inc.	87,609	21,199
*	EPAM Systems Inc.	55,167	16,793
*	Manhattan Associates Inc.	61,013	15,456
*	Tyler Technologies Inc.	31,228	13,651
	Teradyne Inc.	127,398	13,197
*	Dynatrace Inc.	238,092	11,797
*	Pure Storage Inc. Class A	220,639	11,617
	Jabil Inc.	77,579	11,178
*	PTC Inc.	59,300	10,852
*	DocuSign Inc.	200,425	10,677
*	Elastic NV	78,582	10,515
*	Lattice Semiconductor Corp.	134,954	10,339
*	GoDaddy Inc. Class A	88,140	10,061
	Paycom Software Inc.	51,230	9,344
	Bentley Systems Inc. Class B	178,701	9,180
*	Globant SA	40,791	9,103
*	Match Group Inc.	249,088	8,977
*	Toast Inc. Class A	351,085	8,075
	NetApp Inc.	83,274	7,421
*	UiPath Inc. Class A	289,219	6,869
*	Gitlab Inc. Class A	86,838	6,263
*	Confluent Inc. Class A	184,316	6,243
*	Procore Technologies Inc.	78,973	6,162
*	Dropbox Inc. Class A	227,460	5,448
*	Smartsheet Inc. Class A	126,884	5,356
	HP Inc.	175,594	4,975
*	Five9 Inc.	70,515	4,301
*	DoubleVerify Holdings Inc.	136,206	4,207
*	Teradata Corp.	99,092	3,728
*	Nutanix Inc. Class A	58,767	3,712
	Universal Display Corp.	21,058	3,673
*	Unity Software Inc.	114,716	3,363
*	AppLovin Corp. Class A	53,219	3,178
*	Alteryx Inc. Class A	61,050	2,933
*	RingCentral Inc. Class A	85,384	2,853
	KBR Inc.	47,314	2,840
	Pegasystems Inc.	40,989	2,666
*	ZoomInfo Technologies Inc.	152,638	2,558
*	Allegro MicroSystems Inc.	73,317	2,309
	Gen Digital Inc. (XNGS)	84,345	1,812
		Shares	Market Value• ($000)
*	HashiCorp Inc. Class A	64,712	1,687
	Vertiv Holdings Co. Class A	24,594	1,663
*	Twilio Inc. Class A	27,217	1,622
*	Okta Inc.	9,419	1,011
	Entegris Inc.	7,240	973
*	VeriSign Inc.	4,546	888
*	SentinelOne Inc. Class A	30,658	864
*	Ceridian HCM Holding Inc.	12,003	837
*	Paycor HCM Inc.	27,829	588
*	Maplebear Inc.	13,970	455
*	nCino Inc.	5,533	165
*	Informatica Inc. Class A	3,185	104
			13,642,782
Telecommunications (0.6%)
*	Arista Networks Inc.	248,661	69,013
	Motorola Solutions Inc.	150,703	49,791
*	Charter Communications Inc. Class A	99,810	29,337
	Iridium Communications Inc.	114,524	3,315
*	Liberty Broadband Corp. Class C	23,996	1,444
*	Roku Inc.	14,922	943
	Ubiquiti Inc.	3,302	387
	Cable One Inc.	357	163
*	Liberty Broadband Corp. Class A	2,706	163
			154,556
Utilities (0.3%)
	Waste Management Inc.	362,512	74,551
	AES Corp.	403,011	6,126
	Vistra Corp.	105,340	5,745
			86,422
Total Common Stocks (Cost $16,941,104)			25,701,753
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.400% (Cost $24,629)	246,321	24,629
Total Investments (100.0%) (Cost $16,965,733)			25,726,382
Other Assets and Liabilities—Net (0.0%)			(3,602)
Net Assets (100%)			25,722,780
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,608,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,691,000 was received for securities on loan.

50

Russell 1000 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	82	20,925	154

See accompanying Notes, which are an integral part of the Financial Statements.
51

Russell 1000 Growth Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,941,104)	25,701,753
Affiliated Issuers (Cost $24,629)	24,629
Total Investments in Securities	25,726,382
Investment in Vanguard	749
Cash Collateral Pledged—Futures Contracts	1,610
Receivables for Investment Securities Sold	278
Receivables for Accrued Income	17,366
Receivables for Capital Shares Issued	2,298
Variation Margin Receivable—Futures Contracts	141
Total Assets	25,748,824
Liabilities
Due to Custodian	267
Payables for Investment Securities Purchased	51
Collateral for Securities on Loan	1,691
Payables for Capital Shares Redeemed	23,286
Payables to Vanguard	749
Total Liabilities	26,044
Net Assets	25,722,780
1 Includes $1,608,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	17,619,276
Total Distributable Earnings (Loss)	8,103,504
Net Assets	25,722,780

ETF Shares—Net Assets
Applicable to 222,406,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,986,915
Net Asset Value Per Share—ETF Shares	$85.37

Institutional Shares—Net Assets
Applicable to 10,257,507 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,735,865
Net Asset Value Per Share—Institutional Shares	$656.68

See accompanying Notes, which are an integral part of the Financial Statements.
52

Russell 1000 Growth Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	83,623
Interest[2]	787
Securities Lending—Net	54
Total Income	84,464
Expenses
The Vanguard Group—Note B
Investment Advisory Services	227
Management and Administrative—ETF Shares	5,380
Management and Administrative—Institutional Shares	1,371
Marketing and Distribution—ETF Shares	413
Marketing and Distribution—Institutional Shares	84
Custodian Fees	76
Shareholders’ Reports—ETF Shares	260
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	8
Other Expenses	9
Total Expenses	7,837
Expenses Paid Indirectly	(15)
Net Expenses	7,822
Net Investment Income	76,642
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	272,400
Futures Contracts	2,476
Realized Net Gain (Loss)	274,876
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,399,172
Futures Contracts	2
Change in Unrealized Appreciation (Depreciation)	3,399,174
Net Increase (Decrease) in Net Assets Resulting from Operations	3,750,692
1	Dividends are net of foreign withholding taxes of $17,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $756,000, ($5,000), less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $249,431,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Russell 1000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,642	126,251
Realized Net Gain (Loss)	274,876	383,172
Change in Unrealized Appreciation (Depreciation)	3,399,174	2,713,994
Net Increase (Decrease) in Net Assets Resulting from Operations	3,750,692	3,223,417
Distributions
ETF Shares	(60,576)	(90,542)
Institutional Shares	(15,288)	(27,545)
Total Distributions	(75,864)	(118,087)
Capital Share Transactions
ETF Shares	2,460,681	3,874,680
Institutional Shares	2,222,119	320,229
Net Increase (Decrease) from Capital Share Transactions	4,682,800	4,194,909
Total Increase (Decrease)	8,357,628	7,300,239
Net Assets
Beginning of Period	17,365,152	10,064,913
End of Period	25,722,780	17,365,152

See accompanying Notes, which are an integral part of the Financial Statements.
54

Russell 1000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021[1]	2020[1]	2019[1]
Net Asset Value, Beginning of Period	$72.51	$60.05	$74.77	$58.66	$41.14	$39.89
Investment Operations
Net Investment Income[2]	.286	.578	.523	.460	.475	.481
Net Realized and Unrealized Gain (Loss) on Investments	12.868	12.437	(14.754)	16.099	17.530	1.177
Total from Investment Operations	13.154	13.015	(14.231)	16.559	18.005	1.658
Distributions
Dividends from Net Investment Income	(.294)	(.555)	(.489)	(.449)	(.485)	(.408)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.294)	(.555)	(.489)	(.449)	(.485)	(.408)
Net Asset Value, End of Period	$85.37	$72.51	$60.05	$74.77	$58.66	$41.14
Total Return	18.21%	21.87%	-19.11%	28.40%	44.18%	4.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,987	$13,652	$7,311	$7,455	$4,951	$2,872
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.73%	0.92%	0.77%	0.72%	1.04%	1.25%
Portfolio Turnover Rate[4]	1%	14%	13%	14%	14%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 4-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Russell 1000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$557.73	$461.93	$575.10	$451.15	$316.39	$306.82
Investment Operations
Net Investment Income[1]	2.231	4.482	4.036	3.573	3.695	3.711
Net Realized and Unrealized Gain (Loss) on Investments	99.000	95.622	(113.399)	123.861	134.792	9.061
Total from Investment Operations	101.231	100.104	(109.363)	127.434	138.487	12.772
Distributions
Dividends from Net Investment Income	(2.281)	(4.304)	(3.807)	(3.484)	(3.727)	(3.202)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.281)	(4.304)	(3.807)	(3.484)	(3.727)	(3.202)
Net Asset Value, End of Period	$656.68	$557.73	$461.93	$575.10	$451.15	$316.39
Total Return	18.21%	21.86%	-19.09%	28.42%	44.24%	4.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,736	$3,713	$2,754	$3,573	$3,542	$3,076
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.74%	0.94%	0.77%	0.74%	1.06%	1.26%
Portfolio Turnover Rate[3]	1%	14%	13%	14%	14%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Russell 1000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
57

Russell 1000 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
58

Russell 1000 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $749,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $15,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
59

Russell 1000 Growth Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,983,897
Gross Unrealized Appreciation	8,901,150
Gross Unrealized Depreciation	(158,511)
Net Unrealized Appreciation (Depreciation)	8,742,639
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $945,593,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $2,552,910,000 of investment securities and sold $238,876,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,743,569,000 and $376,773,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $45,129,000 and sales were $13,260,000, resulting in net realized loss of $981,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
60

Russell 1000 Growth Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,837,549	38,950	5,340,020	88,875
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(376,868)	(4,825)	(1,465,340)	(22,325)
Net Increase (Decrease)—ETF Shares	2,460,681	34,125	3,874,680	66,550
Institutional Shares
Issued	2,572,014	4,195	877,284	1,872
Issued in Lieu of Cash Distributions	13,851	24	24,974	54
Redeemed	(363,746)	(619)	(582,029)	(1,231)
Net Increase (Decrease)—Institutional Shares	2,222,119	3,600	320,229	695
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
61

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
62

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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18482 042024

Semiannual Report   |   February 29, 2024
Vanguard Russell 2000 Index Funds
Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Russell 2000 Index Fund	3
Russell 2000 Value Index Fund	34
Russell 2000 Growth Index Fund	60

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$1,089.80	$0.52
Institutional Shares	1,000.00	1,090.00	0.42
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,076.80	$0.77
Institutional Shares	1,000.00	1,077.20	0.41
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,102.20	$0.78
Institutional Shares	1,000.00	1,102.60	0.42
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
Institutional Shares	1,000.00	1,024.47	0.40
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.12	$0.75
Institutional Shares	1,000.00	1,024.47	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the Russell 2000 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the Russell 2000 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Russell 2000 Index Fund
Fund Allocation
As of February 29, 2024
Basic Materials	3.8%
Consumer Discretionary	13.3
Consumer Staples	2.8
Energy	7.4
Financials	14.9
Health Care	15.6
Industrials	19.0
Real Estate	5.8
Technology	13.5
Telecommunications	1.3
Utilities	2.6
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Russell 2000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (3.8%)
	UFP Industries Inc.	218,477	25,044
	Commercial Metals Co.	426,393	23,025
	Mueller Industries Inc.	407,944	20,960
*	Arcadium Lithium plc	3,722,540	20,437
	Boise Cascade Co.	144,644	19,659
	Balchem Corp.	116,652	18,337
	Cabot Corp.	201,307	17,101
	Avient Corp.	328,945	13,316
	Carpenter Technology Corp.	177,890	11,501
	Innospec Inc.	90,770	11,280
	Sensient Technologies Corp.	153,359	10,257
	Quaker Chemical Corp.	50,445	10,114
	Materion Corp.	74,573	10,017
*	Constellium SE	468,574	9,086
*	Uranium Energy Corp.	1,375,533	8,913
	Minerals Technologies Inc.	118,366	8,565
	Sylvamo Corp.	130,516	7,884
	Hecla Mining Co.	2,223,403	7,871
	Stepan Co.	77,476	6,911
	Tronox Holdings plc	426,062	6,263
*	Ingevity Corp.	132,819	6,067
	Hawkins Inc.	70,473	4,951
	Orion SA	201,231	4,536
	Kaiser Aluminum Corp.	58,131	4,216
	Koppers Holdings Inc.	73,276	4,149
*,1	Energy Fuels Inc.	571,437	3,617
*	Worthington Steel Inc.	112,617	3,565
	Mativ Holdings Inc.	198,717	3,452
*	TimkenSteel Corp.	158,021	3,437
*	Perimeter Solutions SA	555,485	3,377
*	Ecovyst Inc.	336,725	3,249
	Ryerson Holding Corp.	102,342	3,232
*	US Silica Holdings Inc.	274,609	3,158
*	Coeur Mining Inc.	1,203,813	3,118
	Compass Minerals International Inc.	124,601	2,841
	Haynes International Inc.	45,323	2,694
	AdvanSix Inc.	94,941	2,656
	Olympic Steel Inc.	35,854	2,439
*	Clearwater Paper Corp.	59,397	2,334
*	Novagold Resources Inc.	879,122	2,180
*	Encore Energy Corp.	533,825	2,061
*	Century Aluminum Co.	191,351	2,003
	Radius Recycling Inc.	94,195	1,861
*,1	Ivanhoe Electric Inc.	229,745	1,700
		Shares	Market Value• ($000)
*	LSB Industries Inc.	195,467	1,439
	GrafTech International Ltd.	704,972	1,241
*	Northwest Pipe Co.	36,149	1,078
	American Vanguard Corp.	98,445	1,055
*	Piedmont Lithium Inc.	65,100	948
*,1	i-80 Gold Corp.	704,287	887
	Omega Flex Inc.	12,163	847
*	Intrepid Potash Inc.	38,873	819
*	Rayonier Advanced Materials Inc.	232,708	789
[1]	Caledonia Mining Corp. plc	60,264	596
	FutureFuel Corp.	94,016	557
*,1	Contango ORE Inc.	28,128	476
*	Dakota Gold Corp.	204,687	434
	Tredegar Corp.	98,450	428
*,1	Perpetua Resources Corp.	135,496	392
*	Glatfelter Corp.	158,586	354
*,1	5e Advanced Materials Inc.	140,989	255
*	Origin Materials Inc.	423,338	251
*,1	LanzaTech Global Inc.	74,131	239
	Valhi Inc.	8,828	120
*	NioCorp Developments Ltd.	7,987	21
			356,660
Consumer Discretionary (13.2%)
*	e.l.f. Beauty Inc.	196,191	40,912
*	Light & Wonder Inc.	332,197	33,389
*,1	Carvana Co.	349,179	26,513
*	Duolingo Inc.	106,098	25,357
*	Abercrombie & Fitch Co. Class A	177,537	22,682
*	Taylor Morrison Home Corp.	377,049	21,345
	Meritage Homes Corp.	132,417	20,877
	Academy Sports & Outdoors Inc.	263,249	19,670
	KB Home	259,244	17,222
	Signet Jewelers Ltd.	162,389	16,525
*	Skyline Champion Corp.	195,034	16,342
*	Asbury Automotive Group Inc.	75,633	15,794
	American Eagle Outfitters Inc.	664,779	15,789
*	Shake Shack Inc. Class A	137,212	14,588
	MDC Holdings Inc.	218,216	13,682
	Group 1 Automotive Inc.	49,716	13,456
4

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Hilton Grand Vacations Inc.	292,369	13,122
*	M/I Homes Inc.	98,256	12,478
*	Tri Pointe Homes Inc.	350,016	12,384
*	Goodyear Tire & Rubber Co.	1,024,557	12,172
	Kontoor Brands Inc.	204,404	12,082
*	Cavco Industries Inc.	31,830	11,859
	Steven Madden Ltd.	273,573	11,714
*	Adient plc	341,238	11,582
*	Visteon Corp.	100,320	11,348
	LCI Industries	90,070	11,347
	Rush Enterprises Inc. Class A	222,924	10,856
*	Helen of Troy Ltd.	86,505	10,813
	International Game Technology plc	395,054	10,734
	TEGNA Inc.	734,928	10,296
	Foot Locker Inc.	298,971	10,294
	Red Rock Resorts Inc. Class A	173,105	10,038
*	Boot Barn Holdings Inc.	108,366	10,024
	Inter Parfums Inc.	66,972	9,826
*	Urban Outfitters Inc.	232,105	9,644
*	SkyWest Inc.	147,232	9,455
*	frontdoor Inc.	295,091	9,254
*	Stride Inc.	154,301	9,219
	Graham Holdings Co. Class B	13,110	9,208
	Strategic Education Inc.	82,225	9,110
*	Dorman Products Inc.	95,754	9,022
	Century Communities Inc.	103,676	8,946
*	Sonos Inc.	462,224	8,764
*	LGI Homes Inc.	75,989	8,670
	Bloomin' Brands Inc.	318,721	8,663
	Papa John's International Inc.	119,383	8,582
*	ACV Auctions Inc. Class A	462,287	8,206
	MillerKnoll Inc.	268,490	8,202
*	Dave & Buster's Entertainment Inc.	131,537	8,121
*	JetBlue Airways Corp.	1,223,011	7,925
*	Fox Factory Holding Corp.	155,099	7,846
	PriceSmart Inc.	91,448	7,694
*	Coursera Inc.	473,603	7,611
	Winnebago Industries Inc.	105,447	7,564
	HNI Corp.	168,046	7,530
*	Topgolf Callaway Brands Corp.	523,177	7,450
*	Brinker International Inc.	159,487	7,391
	Acushnet Holdings Corp.	112,408	7,241
*	Adtalem Global Education Inc.	144,788	7,167
*	Central Garden & Pet Co. Class A	187,600	7,071
	Worthington Enterprises Inc.	112,263	6,974
*	Cinemark Holdings Inc.	400,048	6,965
*	Hanesbrands Inc.	1,281,029	6,918
*	SeaWorld Entertainment Inc.	132,207	6,789
*	Gentherm Inc.	119,098	6,772
	Upbound Group Inc.	200,446	6,767
*	ODP Corp.	118,134	6,672
*	Six Flags Entertainment Corp.	262,937	6,663
*	National Vision Holdings Inc.	282,496	6,610
		Shares	Market Value• ($000)
*	Vista Outdoor Inc.	210,063	6,554
*	Atlanta Braves Holdings Inc. Class C	165,467	6,473
	Laureate Education Inc.	476,545	6,390
	Cheesecake Factory Inc.	176,577	6,247
	La-Z-Boy Inc.	158,151	6,008
*	OPENLANE Inc.	392,913	6,000
	Dana Inc.	474,289	5,929
*	Madison Square Garden Entertainment Corp.	144,838	5,575
*	Green Brick Partners Inc.	94,888	5,551
	Oxford Industries Inc.	54,455	5,521
*	Beyond Inc.	163,882	5,495
	Jack in the Box Inc.	73,599	5,373
*	Knowles Corp.	327,010	5,343
	Cracker Barrel Old Country Store Inc.	80,500	5,323
	Dillard's Inc. Class A	12,797	5,307
*	Leslie's Inc.	647,021	5,111
*	G-III Apparel Group Ltd.	150,166	4,996
*	PROG Holdings Inc.	161,298	4,979
*	Sally Beauty Holdings Inc.	391,184	4,941
	Caleres Inc.	123,491	4,768
	Steelcase Inc. Class A	336,619	4,625
	Buckle Inc.	110,969	4,543
*	Sweetgreen Inc. Class A	351,469	4,478
*	Cars.com Inc.	241,778	4,434
	John Wiley & Sons Inc. Class A	132,725	4,426
*	XPEL Inc.	82,160	4,320
*	PowerSchool Holdings Inc. Class A	203,962	4,261
	Perdoceo Education Corp.	237,349	4,227
	Allegiant Travel Co.	57,744	4,203
*	Sphere Entertainment Co.	96,625	4,184
	Krispy Kreme Inc.	319,122	4,129
	Camping World Holdings Inc. Class A	152,032	4,058
*	OneSpaWorld Holdings Ltd.	303,469	3,957
*	Lions Gate Entertainment Corp. Class B	431,134	3,915
	Winmark Corp.	10,172	3,861
	Scholastic Corp.	97,132	3,831
	Monro Inc.	113,253	3,802
*	Chegg Inc.	414,219	3,703
	Hibbett Inc.	44,639	3,658
*	Everi Holdings Inc.	307,111	3,642
*	Udemy Inc.	319,653	3,612
	Monarch Casino & Resort Inc.	49,083	3,453
*	Dream Finders Homes Inc. Class A	88,003	3,444
*	Arlo Technologies Inc.	325,584	3,389
*	Beazer Homes USA Inc.	107,437	3,366
*,1	Revolve Group Inc.	149,811	3,285
	Interface Inc.	207,814	3,267
*	Malibu Boats Inc. Class A	73,821	3,222
*	Sabre Corp.	1,204,645	3,192
	Matthews International Corp. Class A	108,118	3,129
*	Vizio Holding Corp. Class A	278,151	3,062
*	BJ's Restaurants Inc.	82,686	2,896
	Wolverine World Wide Inc.	282,955	2,878

5

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	American Axle & Manufacturing Holdings Inc.	414,828	2,871
	Sonic Automotive Inc. Class A	53,556	2,812
*	QuinStreet Inc.	192,016	2,809
*	IMAX Corp.	163,225	2,796
*	Hovnanian Enterprises Inc. Class A	17,829	2,793
	Ethan Allen Interiors Inc.	82,906	2,772
	Sturm Ruger & Co. Inc.	63,827	2,765
*	Viad Corp.	74,029	2,756
	Golden Entertainment Inc.	73,448	2,722
	Dine Brands Global Inc.	56,043	2,719
*	Hawaiian Holdings Inc.	186,045	2,625
	Guess? Inc.	102,445	2,600
*	MarineMax Inc.	77,767	2,582
[1]	Spirit Airlines Inc.	399,330	2,576
*	Figs Inc. Class A	464,363	2,429
*	Portillo's Inc. Class A	164,564	2,391
*,1	Luminar Technologies Inc.	991,895	2,371
*	Thryv Holdings Inc.	113,159	2,370
	Standard Motor Products Inc.	74,578	2,369
*	Clear Channel Outdoor Holdings Inc.	1,360,489	2,340
	Smith & Wesson Brands Inc.	166,962	2,292
*	Life Time Group Holdings Inc.	163,219	2,243
*	Chuy's Holdings Inc.	65,340	2,210
*	Accel Entertainment Inc.	194,110	2,199
	Shoe Carnival Inc.	66,301	2,173
	Global Industrial Co.	48,023	2,106
*	Lions Gate Entertainment Corp. Class A	212,018	2,059
*	Kura Sushi USA Inc. Class A	21,574	2,050
*	Sun Country Airlines Holdings Inc.	136,517	2,048
*	First Watch Restaurant Group Inc.	80,554	2,018
	Arko Corp.	295,721	1,931
*	Savers Value Village Inc.	94,939	1,922
	Haverty Furniture Cos. Inc.	53,435	1,833
*	Integral Ad Science Holding Corp.	176,762	1,831
*	Clean Energy Fuels Corp.	618,032	1,823
	RCI Hospitality Holdings Inc.	31,942	1,800
	Gray Television Inc.	307,817	1,798
*	Universal Technical Institute Inc.	119,526	1,798
	A-Mark Precious Metals Inc.	69,092	1,775
	Sinclair Inc.	119,547	1,775
*	European Wax Center Inc. Class A	124,358	1,763
*	Corsair Gaming Inc.	135,176	1,751
*	Denny's Corp.	186,598	1,722
	Rush Enterprises Inc. Class B	33,918	1,710
*	Stoneridge Inc.	95,660	1,681
	Designer Brands Inc. Class A	157,298	1,661
*	Daily Journal Corp.	4,863	1,646
		Shares	Market Value• ($000)
*	Super Group SGHC Ltd.	495,686	1,636
*	Instructure Holdings Inc.	71,045	1,628
	Movado Group Inc.	55,384	1,590
*	Stagwell Inc.	291,820	1,558
*	Central Garden & Pet Co.	35,322	1,550
*	Atlanta Braves Holdings Inc. Class A	36,690	1,539
*	Liquidity Services Inc.	83,979	1,506
*	AMC Networks Inc. Class A	112,533	1,456
*	America's Car-Mart Inc.	21,561	1,452
*	Boston Omaha Corp. Class A	85,264	1,399
*	Rush Street Interactive Inc.	236,485	1,383
*	MasterCraft Boat Holdings Inc.	62,042	1,361
*	Potbelly Corp.	95,558	1,326
	Marcus Corp.	87,758	1,287
*	Genesco Inc.	40,270	1,285
*	Sleep Number Corp.	77,370	1,278
	Carrols Restaurant Group Inc.	134,425	1,273
*	PlayAGS Inc.	134,915	1,252
	Carriage Services Inc.	49,233	1,222
*	Bally's Corp.	107,234	1,205
*	Lovesac Co.	51,151	1,179
*	Lindblad Expeditions Holdings Inc.	127,012	1,177
	Build-A-Bear Workshop Inc.	48,364	1,158
*,1	iRobot Corp.	99,727	1,138
*	Eastman Kodak Co.	209,136	1,117
*	Gannett Co. Inc.	523,398	1,115
*	Cardlytics Inc.	132,759	1,101
*	OneWater Marine Inc. Class A	41,838	1,088
*	GoPro Inc. Class A	459,509	1,075
*	iHeartMedia Inc. Class A	376,769	1,044
*	Zumiez Inc.	58,470	1,030
	Climb Global Solutions Inc.	14,960	1,017
*	Stitch Fix Inc. Class A	309,180	999
*	Landsea Homes Corp.	73,321	999
*	1-800-Flowers.com Inc. Class A	95,677	997
*	Frontier Group Holdings Inc.	141,406	981
	Alta Equipment Group Inc.	83,292	956
	Hooker Furnishings Corp.	38,952	955
*	Selectquote Inc.	489,796	950
*	JAKKS Pacific Inc.	26,764	940
*	Legacy Housing Corp.	36,463	938
*	Xponential Fitness Inc. Class A	91,465	922
*	Funko Inc. Class A	130,463	918
*	El Pollo Loco Holdings Inc.	100,133	907
	Johnson Outdoors Inc. Class A	19,347	889
*	Lincoln Educational Services Corp.	86,934	875
*	Cooper-Standard Holdings Inc.	62,061	873
*	EW Scripps Co. Class A	215,434	868

6

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Entravision Communications Corp. Class A	220,851	850
	Aaron's Co. Inc.	108,828	843
*,1	Children's Place Inc.	43,716	841
	Cricut Inc. Class A	172,688	834
*	Destination XL Group Inc.	204,760	817
*	Holley Inc.	190,470	817
*	SES AI Corp.	455,063	805
*	AMMO Inc.	329,479	784
*	Inspired Entertainment Inc.	79,004	782
[1]	Bowlero Corp. Class A	61,701	768
*	Vera Bradley Inc.	96,526	753
*	Playstudios Inc.	312,841	741
*	Tile Shop Holdings Inc.	103,940	722
	Nathan's Famous Inc.	10,102	710
	Weyco Group Inc.	21,595	696
*	Nerdy Inc.	227,576	660
*,1	Livewire Group Inc.	69,613	653
	Rocky Brands Inc.	25,931	647
*	Turtle Beach Corp.	59,857	639
*	Tilly's Inc. Class A	82,608	635
*,1	Blink Charging Co.	197,204	627
*	Full House Resorts Inc.	120,954	620
*	WW International Inc.	197,578	616
	Clarus Corp.	104,953	605
*,1	BARK Inc.	482,883	579
*	Outbrain Inc.	151,538	558
[1]	Big Lots Inc.	102,469	555
*,1	Fisker Inc.	760,736	554
*	Snap One Holdings Corp.	66,571	551
	Escalade Inc.	36,684	544
*	ContextLogic Inc. Class A	83,282	541
*	ThredUP Inc. Class A	262,770	526
*	Lands' End Inc.	53,916	525
*	Reservoir Media Inc.	71,427	516
*	Gambling.com Group Ltd.	55,656	510
*	CarParts.com Inc.	198,456	506
*	Sportsman's Warehouse Holdings Inc.	134,658	486
*	Latham Group Inc.	139,498	473
	Townsquare Media Inc. Class A	41,611	443
*	Red Robin Gourmet Burgers Inc.	57,362	429
*	J Jill Inc.	16,700	417
	Cato Corp. Class A	62,612	414
*	Biglari Holdings Inc. Class B	2,338	405
	Big 5 Sporting Goods Corp.	77,052	370
	Purple Innovation Inc.	198,771	370
*,1	Mondee Holdings Inc.	164,562	370
*,1	Vuzix Corp.	215,685	365
*	VOXX International Corp.	42,849	364
*	Noodles & Co.	144,112	362
	Marine Products Corp.	30,515	350
*	Allbirds Inc. Class A	359,697	327
*	ONE Group Hospitality Inc.	79,463	311
*	Emerald Holding Inc.	56,038	300
*	Century Casinos Inc.	98,226	286
*	Traeger Inc.	126,803	282
*	Duluth Holdings Inc. Class B	50,085	238
*,1	Torrid Holdings Inc.	43,766	220
		Shares	Market Value• ($000)
*	Solo Brands Inc. Class A	72,432	196
*	Fossil Group Inc.	178,738	189
	NL Industries Inc.	31,132	159
*	2U Inc.	291,845	132
*,1	United Homes Group Inc.	18,896	132
	CompX International Inc.	5,595	130
*	Urban One Inc.	40,895	119
*	Envela Corp.	27,183	117
*	Lazydays Holdings Inc.	27,839	112
*	Urban One Inc. (XNCM)	32,657	108
*	Smith Douglas Homes Corp.	2,937	85
*,1	Rent the Runway Inc. Class A	170,919	69
*	Loop Media Inc.	132,426	66
*	Qurate Retail Inc. Class B	5,078	28
			1,243,766
Consumer Staples (2.8%)
*	BellRing Brands Inc.	479,968	27,334
*	Sprouts Farmers Market Inc.	370,757	23,150
	Lancaster Colony Corp.	71,338	14,761
	Coca-Cola Consolidated Inc.	17,496	14,711
	WD-40 Co.	49,484	13,281
*	Simply Good Foods Co.	330,460	11,725
	Primo Water Corp.	569,422	9,230
	Cal-Maine Foods Inc.	149,404	8,589
	J & J Snack Foods Corp.	54,765	7,945
	Energizer Holdings Inc.	260,714	7,443
	Edgewell Personal Care Co.	183,037	6,990
*	TreeHouse Foods Inc.	187,285	6,703
	Andersons Inc.	117,268	6,483
	Vector Group Ltd.	529,033	5,904
	MGP Ingredients Inc.	57,933	4,935
*	Chefs' Warehouse Inc.	127,889	4,861
	Utz Brands Inc.	261,685	4,629
*	Sovos Brands Inc.	200,804	4,576
*	National Beverage Corp.	86,174	4,536
	Universal Corp.	87,493	4,201
	Ingles Markets Inc. Class A	50,861	3,917
	Weis Markets Inc.	59,865	3,888
	John B Sanfilippo & Son Inc.	32,547	3,332
*	United Natural Foods Inc.	212,743	3,321
*	Hain Celestial Group Inc.	325,099	3,251
*	Herbalife Ltd.	359,390	3,173
	Dole plc	259,451	3,064
	B&G Foods Inc.	258,907	2,990
	Fresh Del Monte Produce Inc.	123,303	2,951
*	Vita Coco Co. Inc.	104,266	2,721
	SpartanNash Co.	125,933	2,653
*	SunOpta Inc.	341,164	2,398
*,1	Beyond Meat Inc.	214,686	2,295
	Nu Skin Enterprises Inc. Class A	181,754	2,272
*	USANA Health Sciences Inc.	41,379	1,997
*	Vital Farms Inc.	110,861	1,992
	ACCO Brands Corp.	335,031	1,870
*	Mission Produce Inc.	175,815	1,855
	Calavo Growers Inc.	62,884	1,815
	Turning Point Brands Inc.	62,534	1,582
	Medifast Inc.	39,337	1,577

7

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Duckhorn Portfolio Inc.	158,648	1,509
	Oil-Dri Corp. of America	18,008	1,284
	Limoneira Co.	64,012	1,182
*,1	Westrock Coffee Co.	104,231	1,055
*	Beauty Health Co.	296,710	988
*	Seneca Foods Corp. Class A	18,965	961
	Village Super Market Inc. Class A	32,148	879
*,1	Waldencast plc Class A	131,108	876
*	Nature's Sunshine Products Inc.	48,691	864
	Alico Inc.	25,938	719
*,1	Brookfield Realty Capital Corp. Class A	142,444	588
	Natural Grocers by Vitamin Cottage Inc.	34,088	565
*	HF Foods Group Inc.	146,858	552
*	GrowGeneration Corp.	215,614	461
	PetMed Express Inc.	73,647	373
*,1	Forafric Global plc	18,587	194
*	Benson Hill Inc.	621,993	154
*	Zevia PBC Class A	89,666	135
	J M Smucker Co.	1	—
			260,240
Energy (7.3%)
*	Weatherford International plc	259,037	26,580
	Matador Resources Co.	412,370	26,041
*	NEXTracker Inc. Class A	457,773	25,745
	Chord Energy Corp.	152,367	24,752
	ChampionX Corp.	712,386	22,127
	Permian resources Corp.	1,420,213	22,098
	Murphy Oil Corp.	540,746	21,451
	Civitas Resources Inc.	294,195	20,205
	PBF Energy Inc. Class A	405,959	18,958
	SM Energy Co.	430,136	18,827
	Noble Corp. plc	409,618	17,126
	Equitrans Midstream Corp.	1,589,490	16,992
	Alpha Metallurgical Resources Inc.	41,868	15,795
	Patterson-UTI Energy Inc.	1,286,546	14,885
	Magnolia Oil & Gas Corp. Class A	652,839	14,806
	Arcosa Inc.	176,619	14,659
*	Valaris Ltd.	219,732	13,854
	Helmerich & Payne Inc.	354,338	13,603
	California Resources Corp.	253,652	13,233
	Liberty Energy Inc.	597,801	12,781
*	CNX Resources Corp.	569,842	11,938
*	Tidewater Inc.	168,858	11,825
	Northern Oil & Gas Inc.	320,198	11,441
	Cactus Inc. Class A	235,356	10,803
	Arch Resources Inc.	65,220	10,780
	Warrior Met Coal Inc.	188,093	10,716
	Peabody Energy Corp.	416,243	10,310
*	Kosmos Energy Ltd.	1,661,126	10,199
	CONSOL Energy Inc.	111,280	9,550
	Archrock Inc.	505,767	9,240
*	Shoals Technologies Group Inc. Class A	623,918	8,005
*	Seadrill Ltd.	183,725	7,753
*	Array Technologies Inc.	551,116	7,517
	Golar LNG Ltd.	364,434	7,394
*	Par Pacific Holdings Inc.	200,851	7,255
		Shares	Market Value• ($000)
*	Oceaneering International Inc.	365,728	7,227
*	Callon Petroleum Co.	222,842	6,944
	Sitio Royalties Corp. Class A	299,262	6,829
*	Talos Energy Inc.	491,091	6,477
	Delek US Holdings Inc.	234,218	5,975
*	Expro Group Holdings NV	325,972	5,832
*	Gulfport Energy Corp.	40,749	5,786
*	DNOW Inc.	387,534	5,484
	World Kinect Corp.	217,604	5,301
	Borr Drilling Ltd.	799,772	4,815
*	Helix Energy Solutions Group Inc.	523,443	4,711
*	Green Plains Inc.	211,622	4,508
*	Vital Energy Inc.	85,056	4,281
*	Diamond Offshore Drilling Inc.	370,233	4,106
	CVR Energy Inc.	107,753	3,575
*	MRC Global Inc.	304,693	3,513
	SunCoke Energy Inc.	304,541	3,262
*	Fluence Energy Inc.	213,319	3,262
	Crescent Energy Co. Class A	280,015	3,131
	Comstock Resources Inc.	334,041	2,856
*	Dril-Quip Inc.	123,590	2,793
*	ProPetro Holding Corp.	351,316	2,600
*	Nabors Industries Ltd. (XNYS)	33,068	2,592
	Core Laboratories Inc.	170,816	2,557
	Select Water Solutions Inc.	290,583	2,482
*	REX American Resources Corp.	56,163	2,470
*	Ameresco Inc. Class A	117,387	2,460
	Kinetik Holdings Inc.	66,490	2,348
*	Bristow Group Inc.	86,160	2,322
	RPC Inc.	309,671	2,288
*	SilverBow Resources Inc.	76,736	2,178
	Vitesse Energy Inc.	90,753	2,063
*,1	FuelCell Energy Inc.	1,655,205	1,970
	Berry Corp.	274,317	1,934
*	Centrus Energy Corp. Class A	44,685	1,823
*	Newpark Resources Inc.	277,521	1,784
*	TETRA Technologies Inc.	457,082	1,783
	VAALCO Energy Inc.	390,264	1,741
*,1	Tellurian Inc.	2,012,085	1,597
	SandRidge Energy Inc.	116,771	1,523
	Kodiak Gas Services Inc.	57,917	1,477
	Ramaco Resources Inc. Class A	80,805	1,421
*,1	Stem Inc.	519,643	1,393
*	Montauk Renewables Inc.	242,962	1,380
*	NextDecade Corp.	283,602	1,302
*	Oil States International Inc.	229,190	1,235
	Atlas Energy Solutions Inc.	64,575	1,218
*	DMC Global Inc.	70,907	1,183
*,1	EVgo Inc.	375,120	1,110
	W&T Offshore Inc.	356,541	1,077
*,1	SunPower Corp.	316,139	983
*,1	Solid Power Inc.	565,552	927
*	SEACOR Marine Holdings Inc.	87,632	920

8

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Solaris Oilfield Infrastructure Inc. Class A	106,294	900
*	Amplify Energy Corp.	132,585	801
*	ProFrac Holding Corp. Class A	93,762	767
	Riley Exploration Permian Inc.	32,219	762
	Granite Ridge Resources Inc.	123,692	761
*,1	Gevo Inc.	852,520	760
[1]	HighPeak Energy Inc.	43,866	727
*	Forum Energy Technologies Inc.	35,425	709
	Evolution Petroleum Corp.	113,086	663
*	Hallador Energy Co.	82,818	629
*	Ring Energy Inc.	439,973	629
*,1	Energy Vault Holdings Inc.	359,935	605
	Ranger Energy Services Inc.	54,010	567
	NACCO Industries Inc. Class A	15,028	499
*	Maxeon Solar Technologies Ltd.	106,207	426
*	TPI Composites Inc.	149,983	418
*	KLX Energy Services Holdings Inc.	45,388	369
*	Mammoth Energy Services Inc.	83,999	306
*,1	ESS Tech Inc.	327,635	285
*	Empire Petroleum Corp.	48,136	285
*	PrimeEnergy Resources Corp.	2,192	217
	Ramaco Resources Inc. Class B	17,110	205
*	FTC Solar Inc.	254,827	130
*,1	Enviva Inc.	111,986	45
*	Verde Clean Fuels Inc.	2,163	9
			688,527
Financials (14.8%)
	SouthState Corp.	277,038	23,282
	Selective Insurance Group Inc.	218,964	22,877
	Essent Group Ltd.	381,269	20,425
*	Marathon Digital Holdings Inc.	773,996	20,046
	Cadence Bank	663,125	18,355
	Old National Bancorp	1,066,146	17,517
*	Mr Cooper Group Inc.	234,875	16,742
	Radian Group Inc.	572,497	16,683
	Jackson Financial Inc. Class A	301,296	16,586
	United Bankshares Inc.	476,237	16,521
	Home BancShares Inc.	693,988	16,281
*	American Equity Investment Life Holding Co.	286,030	15,886
	FirstCash Holdings Inc.	136,948	15,681
	Hamilton Lane Inc. Class A	132,724	15,243
	Glacier Bancorp Inc.	405,873	15,188
	First Financial Bankshares Inc.	474,224	14,672
	Hancock Whitney Corp.	315,869	13,772
*	Enstar Group Ltd.	43,716	13,462
	UMB Financial Corp.	161,036	13,142
	Moelis & Co. Class A	243,142	13,139
	Valley National Bancorp	1,571,193	12,868
		Shares	Market Value• ($000)
[1]	Blackstone Mortgage Trust Inc. Class A	626,940	12,771
	Piper Sandler Cos.	63,187	11,896
	ServisFirst Bancshares Inc.	185,541	11,724
	Associated Banc-Corp.	550,857	11,480
	Ameris Bancorp	240,837	11,158
	Walker & Dunlop Inc.	115,820	11,047
	United Community Banks Inc.	420,721	10,943
	CNO Financial Group Inc.	407,678	10,881
	First BanCorp (XNYS)	625,779	10,626
*	Axos Financial Inc.	202,166	10,537
*	Genworth Financial Inc. Class A	1,681,793	10,343
*	Texas Capital Bancshares Inc.	174,039	10,207
	International Bancshares Corp.	195,397	10,139
	Cathay General Bancorp	253,158	9,886
*	Riot Platforms Inc.	691,615	9,766
	Artisan Partners Asset Management Inc. Class A	223,310	9,618
	WSFS Financial Corp.	222,792	9,444
*	Oscar Health Inc. Class A	573,562	9,326
	PJT Partners Inc. Class A	86,310	9,097
	Atlantic Union Bankshares Corp.	273,232	9,088
	BGC Group Inc. Class A	1,301,989	9,049
	Fulton Financial Corp.	584,854	9,007
[1]	Arbor Realty Trust Inc.	669,889	8,976
*	NMI Holdings Inc. Class A	294,327	8,853
	Community Bank System Inc.	194,045	8,790
	Simmons First National Corp. Class A	451,751	8,674
[1]	Bank of Hawaii Corp.	142,449	8,587
*	Bancorp Inc.	189,627	8,465
	Independent Bank Corp. (XNGS)	160,567	8,377
	CVB Financial Corp.	484,271	8,242
	First Interstate BancSystem Inc. Class A	300,592	7,912
	Pacific Premier Bancorp Inc.	345,349	7,895
	PennyMac Financial Services Inc.	92,545	7,860
	First Financial Bancorp	342,835	7,439
	Seacoast Banking Corp. of Florida	306,683	7,403
	Eastern Bankshares Inc.	564,028	7,287
	BankUnited Inc.	270,769	7,262
	First Merchants Corp.	214,907	7,135
	BancFirst Corp.	80,401	7,054
	Banc of California Inc.	477,602	6,987
	Cohen & Steers Inc.	94,703	6,965
	Towne Bank	255,174	6,918
*,1	Upstart Holdings Inc.	266,319	6,858
	StepStone Group Inc. Class A	196,086	6,810
*	Palomar Holdings Inc.	88,813	6,762
*	StoneX Group Inc.	97,334	6,741
*	Enova International Inc.	105,735	6,688
	Park National Corp.	51,988	6,681
	WaFd Inc.	234,706	6,393
	Renasant Corp.	200,722	6,345

9

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Stewart Information Services Corp.	97,276	6,126
*	BRP Group Inc. Class A	219,022	6,093
	OFG Bancorp	167,934	6,083
	WesBanco Inc.	209,818	6,081
*	Triumph Financial Inc.	80,988	6,074
	Trustmark Corp.	221,645	5,953
	Virtus Investment Partners Inc.	25,519	5,929
*	Goosehead Insurance Inc. Class A	78,224	5,918
	Federal Agricultural Mortgage Corp. Class C	33,000	5,903
	Apollo Commercial Real Estate Finance Inc.	516,454	5,789
	Lakeland Financial Corp.	90,429	5,760
	Independent Bank Group Inc.	131,680	5,758
	NBT Bancorp Inc.	166,917	5,740
*	Customers Bancorp Inc.	104,159	5,657
*	Cannae Holdings Inc.	250,050	5,456
	Banner Corp.	124,304	5,449
	City Holding Co.	54,138	5,440
	Horace Mann Educators Corp.	149,670	5,417
	Northwest Bancshares Inc.	463,639	5,313
	Compass Diversified Holdings	229,962	5,289
	Bank of NT Butterfield & Son Ltd.	176,710	5,282
	Enterprise Financial Services Corp.	131,949	5,267
	Hilltop Holdings Inc.	169,647	5,239
	Heartland Financial USA Inc.	153,941	5,234
	Ready Capital Corp.	582,328	5,142
	Navient Corp.	313,190	5,092
	First Bancorp (XNGS)	144,903	4,944
	Live Oak Bancshares Inc.	122,204	4,854
	First Commonwealth Financial Corp.	372,405	4,852
	Pathward Financial Inc.	94,974	4,828
	Mercury General Corp.	97,438	4,744
	Hope Bancorp Inc.	419,908	4,606
	FB Financial Corp.	128,851	4,592
	National Bank Holdings Corp. Class A	134,100	4,538
	Stock Yards Bancorp Inc.	98,964	4,534
	Two Harbors Investment Corp.	353,783	4,482
	PennyMac Mortgage Investment Trust	316,175	4,468
	Ladder Capital Corp.	412,565	4,460
	First Busey Corp.	188,958	4,357
	S&T Bancorp Inc.	138,840	4,330
	Westamerica BanCorp	94,302	4,311
	Safety Insurance Group Inc.	52,302	4,297
	Employers Holdings Inc.	93,419	4,270
	Stellar Bancorp Inc.	177,149	4,198
	MFA Financial Inc. REIT	372,913	4,184
	National Western Life Group Inc. Class A	8,401	4,079
*	Encore Capital Group Inc.	84,775	4,069
	WisdomTree Inc.	501,183	4,040
	Provident Financial Services Inc.	267,755	4,038
		Shares	Market Value• ($000)
	Nelnet Inc. Class A	46,738	4,013
	Franklin BSP Realty Trust Inc. REIT	302,205	3,901
*,1	Trupanion Inc.	144,423	3,863
	TriCo Bancshares	113,101	3,779
	Veritex Holdings Inc.	191,238	3,754
	Victory Capital Holdings Inc. Class A	97,230	3,737
	Nicolet Bankshares Inc.	46,627	3,680
	AMERISAFE Inc.	69,173	3,650
	Chimera Investment Corp.	827,665	3,609
*	PRA Group Inc.	140,843	3,600
	Peoples Bancorp Inc.	126,917	3,563
[1]	ARMOUR Residential REIT Inc.	178,672	3,538
	Sandy Spring Bancorp Inc.	159,409	3,504
	QCR Holdings Inc.	59,764	3,407
	Berkshire Hills Bancorp Inc.	158,353	3,403
	Preferred Bank	46,834	3,365
	Brightspire Capital Inc.	468,659	3,238
	OceanFirst Financial Corp.	212,278	3,227
*	LendingClub Corp.	395,341	3,206
	German American Bancorp Inc.	101,742	3,201
	Claros Mortgage Trust Inc.	330,167	3,196
*	Skyward Specialty Insurance Group Inc.	86,684	3,172
	Origin Bancorp Inc.	105,836	3,158
*	SiriusPoint Ltd.	254,543	3,123
	Brookline Bancorp Inc.	317,771	3,105
	Ellington Financial Inc.	273,945	3,104
*	Lemonade Inc.	184,651	2,999
	Southside Bancshares Inc.	104,528	2,996
	Enact Holdings Inc.	107,791	2,988
	1st Source Corp.	59,822	2,978
	Patria Investments Ltd. Class A	197,694	2,946
	Bank First Corp.	33,732	2,918
*	Assetmark Financial Holdings Inc.	80,571	2,848
	Banco Latinoamericano de Comercio Exterior SA Class E	100,278	2,805
	First Bancshares Inc.	111,998	2,781
	Capitol Federal Financial Inc.	465,541	2,695
	Brightsphere Investment Group Inc.	118,851	2,693
	Lakeland Bancorp Inc.	227,225	2,654
	ConnectOne Bancorp Inc.	133,117	2,634
*	Open Lending Corp. Class A	362,354	2,631
*	Ambac Financial Group Inc.	160,289	2,622
	F&G Annuities & Life Inc.	67,969	2,568
	Eagle Bancorp Inc.	107,309	2,556
	Redwood Trust Inc.	414,071	2,538
	Dynex Capital Inc.	205,308	2,533
	Premier Financial Corp.	128,673	2,494
	Merchants Bancorp	57,882	2,481
	First Mid Bancshares Inc.	81,072	2,456
	Tompkins Financial Corp.	50,244	2,420
	New York Mortgage Trust Inc.	331,738	2,392

10

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Dime Community Bancshares Inc.	127,363	2,387
	ProAssurance Corp.	189,942	2,342
	Heritage Financial Corp.	126,082	2,314
	HCI Group Inc.	23,212	2,266
	Community Trust Bancorp Inc.	56,272	2,237
[1]	Brookfield Business Corp. Class A	94,557	2,162
	Old Second Bancorp Inc.	158,358	2,127
*	CrossFirst Bankshares Inc.	164,777	2,121
	Mercantile Bank Corp.	57,164	2,106
	Univest Financial Corp.	104,975	2,102
	Perella Weinberg Partners	153,810	2,101
	KKR Real Estate Finance Trust Inc.	214,391	2,090
	First Community Bankshares Inc.	62,643	2,076
	Amerant Bancorp Inc.	93,906	1,990
	Business First Bancshares Inc.	86,860	1,950
	Horizon Bancorp Inc.	156,565	1,885
	TPG RE Finance Trust Inc.	251,767	1,883
	Byline Bancorp Inc.	89,945	1,874
	Midland States Bancorp Inc.	75,871	1,847
	TrustCo Bank Corp. NY	67,567	1,844
*	Columbia Financial Inc.	107,850	1,804
	Central Pacific Financial Corp.	96,182	1,795
	Farmers National Banc Corp.	132,479	1,786
	United Fire Group Inc.	76,552	1,783
	Heritage Commerce Corp.	214,662	1,780
	Universal Insurance Holdings Inc.	88,065	1,778
	Independent Bank Corp.	72,475	1,772
*	World Acceptance Corp.	14,624	1,751
	Cambridge Bancorp	27,533	1,742
	Equity Bancshares Inc. Class A	53,379	1,699
	American National Bankshares Inc.	37,126	1,675
	Great Southern Bancorp Inc.	32,092	1,673
	Hanmi Financial Corp.	110,030	1,663
	Camden National Corp.	51,880	1,649
[1]	Orchid Island Capital Inc.	191,583	1,648
	Metrocity Bankshares Inc.	66,745	1,622
	Washington Trust Bancorp Inc.	61,610	1,586
	First Financial Corp.	41,502	1,545
*	LendingTree Inc.	38,881	1,539
	Republic Bancorp Inc. Class A	31,043	1,529
	Tiptree Inc.	87,050	1,524
	HarborOne Bancorp Inc.	149,459	1,521
*	Coastal Financial Corp.	39,616	1,521
	Southern Missouri Bancorp Inc.	34,803	1,492
	Peapack-Gladstone Financial Corp.	61,304	1,485
	First Foundation Inc.	187,132	1,484
	Amalgamated Financial Corp.	64,309	1,484
	CNB Financial Corp.	74,175	1,483
		Shares	Market Value• ($000)
	P10 Inc. Class A	159,819	1,482
	Invesco Mortgage Capital Inc. REIT	163,637	1,478
	Northfield Bancorp Inc.	145,951	1,474
*	Metropolitan Bank Holding Corp.	37,437	1,468
	Diamond Hill Investment Group Inc.	9,819	1,421
	Alerus Financial Corp.	65,022	1,418
	HomeTrust Bancshares Inc.	53,663	1,409
	Bar Harbor Bankshares	54,350	1,371
	Capital City Bank Group Inc.	48,319	1,370
[1]	B Riley Financial Inc.	74,061	1,358
	James River Group Holdings Ltd.	134,179	1,340
	Capstar Financial Holdings Inc.	69,852	1,310
	Kearny Financial Corp.	204,146	1,298
	Arrow Financial Corp.	54,006	1,295
	Flushing Financial Corp.	100,877	1,295
	Northeast Bank	24,017	1,282
	GCM Grosvenor Inc. Class A	150,950	1,279
	Burke & Herbert Financial Services Corp.	23,288	1,273
	Esquire Financial Holdings Inc.	25,025	1,271
	SmartFinancial Inc.	57,975	1,248
	Shore Bancshares Inc.	108,942	1,238
*	Greenlight Capital Re Ltd. Class A	94,518	1,194
	MidWestOne Financial Group Inc.	51,182	1,173
	South Plains Financial Inc.	42,305	1,129
	Summit Financial Group Inc.	40,990	1,106
	Five Star Bancorp	46,461	1,103
*	Carter Bankshares Inc.	82,540	1,090
*	MBIA Inc.	166,611	1,088
	Mid Penn Bancorp Inc.	51,507	1,083
	ACNB Corp.	30,710	1,082
	RBB Bancorp	60,471	1,041
	West BanCorp Inc.	59,249	1,031
	Financial Institutions Inc.	55,387	1,017
	Orrstown Financial Services Inc.	37,324	1,006
	First Business Financial Services Inc.	28,451	1,004
	Peoples Financial Services Corp.	24,801	1,001
	Citizens & Northern Corp.	54,292	997
	First Bank	73,883	991
*	American Coastal Insurance Corp. Class C	70,772	987
[1]	NewtekOne Inc.	85,152	983
	Home Bancorp Inc.	26,258	965
	Northrim BanCorp Inc.	19,359	963
	Chicago Atlantic Real Estate Finance Inc.	58,963	960
	Bank of Marin Bancorp	57,714	959
	Enterprise Bancorp Inc.	35,324	957
	Macatawa Bank Corp.	96,220	943
	Farmers & Merchants Bancorp Inc.	46,014	929
*	Southern First Bancshares Inc.	28,095	926

11

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	HomeStreet Inc.	66,244	924
	HBT Financial Inc.	48,469	924
	Primis Financial Corp.	74,254	917
	Sierra Bancorp	49,180	915
*	Third Coast Bancshares Inc.	46,903	899
	MVB Financial Corp.	41,532	889
[1]	Hingham Institution for Savings	5,229	878
	Granite Point Mortgage Trust Inc.	184,767	876
*	Bridgewater Bancshares Inc.	73,544	871
	Red River Bancshares Inc.	17,465	870
	First of Long Island Corp.	78,038	869
	Guaranty Bancshares Inc.	30,146	867
	Orange County Bancorp Inc.	18,616	856
	First Bancorp Inc. (XNGS)	36,021	851
	Fidelity D&D Bancorp Inc.	17,043	851
	Civista Bancshares Inc.	56,167	844
*	Forge Global Holdings Inc.	400,980	834
*	Fidelis Insurance Holdings Ltd.	55,717	834
	BayCom Corp.	40,737	816
	Waterstone Financial Inc.	64,116	811
	FS Bancorp Inc.	24,036	802
	John Marshall Bancorp Inc.	45,106	789
	Donegal Group Inc. Class A	56,187	787
	Codorus Valley Bancorp Inc.	33,889	780
*	Blue Foundry Bancorp	82,508	777
	Greene County Bancorp Inc.	25,772	736
	Norwood Financial Corp.	26,617	735
	Unity Bancorp Inc.	26,190	717
	Northeast Community Bancorp Inc.	45,983	717
	NexPoint Diversified Real Estate Trust	113,205	717
	Capital Bancorp Inc.	34,657	714
*	FVCBankcorp Inc.	58,760	712
	Timberland Bancorp Inc.	27,047	709
[1]	Middlefield Banc Corp.	28,521	700
	Colony Bankcorp Inc.	60,670	688
	Plumas Bancorp	19,705	687
	Southern States Bancshares Inc.	27,647	687
	ChoiceOne Financial Services Inc.	25,527	679
	AFC Gamma Inc.	58,987	678
	Regional Management Corp.	28,800	674
	Central Valley Community Bancorp	35,980	672
*	eHealth Inc.	101,788	672
	National Bankshares Inc.	21,165	662
	Parke Bancorp Inc.	37,612	649
	Citizens Financial Services Inc.	13,732	642
	PCB Bancorp	39,474	637
	C&F Financial Corp.	11,905	636
*	Ponce Financial Group Inc.	71,266	629
	Crawford & Co. Class A	52,370	613
	Oak Valley Bancorp	24,407	608
		Shares	Market Value• ($000)
*	Ocwen Financial Corp.	22,949	598
	Ames National Corp.	31,050	589
	Silvercrest Asset Management Group Inc. Class A	34,674	581
	Investors Title Co.	3,730	580
	Princeton Bancorp Inc.	18,697	575
	BCB Bancorp Inc.	54,143	568
*	Hippo Holdings Inc.	39,944	561
	Evans Bancorp Inc.	18,630	553
	Bankwell Financial Group Inc.	21,630	551
	Chemung Financial Corp.	12,791	545
	LCNB Corp.	38,699	545
	ESSA Bancorp Inc.	31,275	543
	Virginia National Bankshares Corp.	17,208	523
*	Velocity Financial Inc.	31,369	513
*	AlTi Global Inc.	82,850	485
	Penns Woods Bancorp Inc.	24,996	483
	MainStreet Bancshares Inc.	25,436	458
	Angel Oak Mortgage REIT Inc.	43,546	456
*	Maiden Holdings Ltd.	334,050	451
	First Community Corp.	26,595	437
*	NI Holdings Inc.	30,070	421
	USCB Financial Holdings Inc.	37,346	408
	Nexpoint Real Estate Finance Inc.	28,839	405
*	First Western Financial Inc.	28,386	402
*	Pioneer Bancorp Inc.	42,389	395
*	Sterling Bancorp Inc.	78,200	394
*	Security National Financial Corp. Class A	44,860	387
	Bank7 Corp.	13,424	376
*	Kingsway Financial Services Inc.	40,707	359
*	Luther Burbank Corp.	37,150	340
*	Consumer Portfolio Services Inc.	30,672	271
*	SWK Holdings Corp.	13,668	226
	MarketWise Inc.	119,593	216
*	GoHealth Inc. Class A	15,239	205
*	Finance of America Cos. Inc. Class A	192,117	166
	Blue Ridge Bankshares Inc.	64,032	157
*,1	Bakkt Holdings Inc.	261,329	152
*	OppFi Inc.	38,179	134
	Value Line Inc.	2,743	118
			1,388,072
Health Care (15.5%)
*	Vaxcyte Inc.	380,289	28,073
*	Viking Therapeutics Inc.	349,658	26,941
*	HealthEquity Inc.	305,599	25,246
	Ensign Group Inc.	198,580	24,807
*	Cytokinetics Inc.	338,782	24,474
*	Intra-Cellular Therapies Inc.	340,700	23,685
*	Blueprint Medicines Corp.	221,359	20,701
*	Option Care Health Inc.	609,886	19,681
*	Halozyme Therapeutics Inc.	472,263	18,801
*	Alkermes plc	603,279	17,911

12

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Lantheus Holdings Inc.	247,564	16,186
*	Merit Medical Systems Inc.	206,845	15,762
*	REVOLUTION Medicines Inc.	522,802	15,412
*	Glaukos Corp.	172,525	15,284
*	Bridgebio Pharma Inc.	416,412	14,220
*	Insmed Inc.	502,562	13,931
*	Neogen Corp.	792,648	13,626
*	Evolent Health Inc. Class A	400,534	13,582
*	Arrowhead Pharmaceuticals Inc.	422,217	13,553
*	Integer Holdings Corp.	120,998	13,345
*	Haemonetics Corp.	182,290	13,304
*	Iovance Biotherapeutics Inc.	834,198	13,272
*	iRhythm Technologies Inc.	111,729	13,257
*	Amicus Therapeutics Inc.	1,033,398	13,248
*	Cymabay Therapeutics Inc.	411,355	13,242
*	Madrigal Pharmaceuticals Inc.	53,890	12,729
*	Prestige Consumer Healthcare Inc.	181,281	12,614
*	Krystal Biotech Inc.	78,382	12,500
*	Axonics Inc.	181,028	12,299
*	SpringWorks Therapeutics Inc.	244,156	12,027
*	Biohaven Ltd.	248,761	11,975
*	LivaNova plc	197,169	10,807
*	Progyny Inc.	289,039	10,556
*	Axsome Therapeutics Inc.	129,685	10,554
*	Cerevel Therapeutics Holdings Inc.	254,102	10,418
*	Beam Therapeutics Inc.	263,545	10,407
*	Intellia Therapeutics Inc.	320,868	10,306
	Select Medical Holdings Corp.	378,045	10,294
*	ACADIA Pharmaceuticals Inc.	440,630	10,240
*	Ideaya Biosciences Inc.	218,631	9,773
*	Crinetics Pharmaceuticals Inc.	237,249	9,713
*	TransMedics Group Inc.	115,117	9,394
*	Arcellx Inc.	139,679	9,194
*	Privia Health Group Inc.	409,451	9,139
*	Inari Medical Inc.	194,686	8,979
	CONMED Corp.	111,575	8,962
*	TG Therapeutics Inc.	504,184	8,682
*	Surgery Partners Inc.	274,975	8,532
*	Denali Therapeutics Inc.	429,661	8,499
	Patterson Cos. Inc.	312,638	8,469
*	RadNet Inc.	218,936	8,289
*	Arvinas Inc.	178,375	8,202
*	Twist Bioscience Corp.	207,057	8,135
*	Celldex Therapeutics Inc.	168,838	8,114
*	Nuvalent Inc. Class A	96,393	8,109
*	Rhythm Pharmaceuticals Inc.	186,737	8,108
*	Vericel Corp.	173,101	7,907
*	Ardelyx Inc.	838,133	7,811
*	Guardant Health Inc.	410,689	7,803
*	CorVel Corp.	31,730	7,742
*	PTC Therapeutics Inc.	262,164	7,390
*	NeoGenomics Inc.	463,366	7,229
*	PROCEPT BioRobotics Corp.	146,483	7,081
		Shares	Market Value• ($000)
*	Apollo Medical Holdings Inc.	155,558	7,006
*	Immunovant Inc.	196,066	6,935
*	Corcept Therapeutics Inc.	291,626	6,853
*,1	Recursion Pharmaceuticals Inc. Class A	496,380	6,681
*	Rocket Pharmaceuticals Inc.	227,864	6,676
*	Owens & Minor Inc.	270,067	6,571
*	Agios Pharmaceuticals Inc.	201,978	6,528
*	Amphastar Pharmaceuticals Inc.	140,167	6,528
*	Protagonist Therapeutics Inc.	207,770	6,312
*	Veracyte Inc.	264,566	6,231
*	Inmode Ltd.	281,717	6,198
*	Myriad Genetics Inc.	293,826	6,150
*	Dynavax Technologies Corp.	471,194	5,970
*	AtriCure Inc.	169,208	5,917
*	Kymera Therapeutics Inc.	138,197	5,901
*	Catalyst Pharmaceuticals Inc.	365,023	5,851
*	Hims & Hers Health Inc.	443,980	5,789
*	Vera Therapeutics Inc.	122,361	5,761
	US Physical Therapy Inc.	54,202	5,760
*	Syndax Pharmaceuticals Inc.	243,189	5,700
*	RxSight Inc.	103,509	5,648
*	Keros Therapeutics Inc.	81,893	5,528
*	STAAR Surgical Co.	176,718	5,521
*	Kura Oncology Inc.	257,103	5,420
*	UFP Technologies Inc.	26,011	5,418
*	Supernus Pharmaceuticals Inc.	178,517	5,302
*	Addus HomeCare Corp.	57,083	5,268
*	Pacific Biosciences of California Inc.	916,525	5,068
*	Akero Therapeutics Inc.	186,620	5,037
	LeMaitre Vascular Inc.	71,855	5,030
*	Morphic Holding Inc.	133,326	4,926
*	Avidity Biosciences Inc.	268,956	4,922
*	Pacira BioSciences Inc.	165,453	4,917
*	Ligand Pharmaceuticals Inc.	61,110	4,849
*	Xencor Inc.	210,798	4,838
*	Phreesia Inc.	192,651	4,768
*	Ironwood Pharmaceuticals Inc.	504,436	4,757
*	Collegium Pharmaceutical Inc.	126,225	4,634
*	Inhibrx Inc.	125,261	4,588
*	Alphatec Holdings Inc.	335,378	4,504
	National HealthCare Corp.	45,403	4,479
*	Dyne Therapeutics Inc.	161,934	4,356
*	Omnicell Inc.	163,504	4,290
*	Prothena Corp. plc	153,579	4,237
*	Alpine Immune Sciences Inc.	118,373	4,169
*	ADMA Biologics Inc.	775,141	4,155
*	Sage Therapeutics Inc.	191,998	4,124
*	4D Molecular Therapeutics Inc.	145,357	4,073
*	Tarsus Pharmaceuticals Inc.	104,330	3,987
*	MacroGenics Inc.	222,107	3,985

13

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Warby Parker Inc. Class A	308,478	3,921
*	MannKind Corp.	948,488	3,898
*	BioCryst Pharmaceuticals Inc.	689,428	3,881
*	Brookdale Senior Living Inc.	677,211	3,874
*	Day One Biopharmaceuticals Inc.	227,801	3,811
*	Harmony Biosciences Holdings Inc.	117,389	3,768
*	Arcus Biosciences Inc.	195,581	3,741
*	Geron Corp. (XNGS)	1,863,076	3,726
*	ANI Pharmaceuticals Inc.	53,093	3,593
*	AdaptHealth Corp.	347,888	3,559
*	Sana Biotechnology Inc.	349,308	3,507
*	Amylyx Pharmaceuticals Inc.	185,142	3,490
*	Healthcare Services Group Inc.	270,359	3,450
*	Vir Biotechnology Inc.	304,725	3,425
*	MiMedx Group Inc.	419,203	3,421
*	Cytek Biosciences Inc.	439,861	3,387
*,1	Cassava Sciences Inc.	144,738	3,326
*	Innoviva Inc.	217,046	3,316
*	Arcturus Therapeutics Holdings Inc.	85,345	3,308
*	Pliant Therapeutics Inc.	208,346	3,306
*	Relay Therapeutics Inc.	328,403	3,291
*	Deciphera Pharmaceuticals Inc.	194,541	3,247
*	Verve Therapeutics Inc.	190,062	3,241
*	LifeStance Health Group Inc.	385,833	3,222
*	Zentalis Pharmaceuticals Inc.	211,361	3,151
*	Scholar Rock Holding Corp.	201,392	3,122
*	Avanos Medical Inc.	167,910	3,118
*	Quanterix Corp.	127,686	3,059
*	Editas Medicine Inc.	299,453	3,012
*,1	Janux Therapeutics Inc.	62,166	3,008
	Embecta Corp.	210,017	2,999
*	Arcutis Biotherapeutics Inc.	287,611	2,957
*	Ocular Therapeutix Inc.	292,061	2,938
*	Viridian Therapeutics Inc.	155,378	2,907
*	Cabaletta Bio Inc.	125,497	2,871
*,1	Aurinia Pharmaceuticals Inc.	492,154	2,815
*	Pediatrix Medical Group Inc.	306,520	2,805
*	Artivion Inc.	143,659	2,773
*	89bio Inc.	232,682	2,669
*	EyePoint Pharmaceuticals Inc.	96,937	2,638
*	REGENXBIO Inc.	149,173	2,602
*	Mirum Pharmaceuticals Inc.	90,213	2,590
*,1	Apogee Therapeutics Inc.	74,364	2,589
*	Edgewise Therapeutics Inc.	155,727	2,543
*	Accolade Inc.	247,033	2,532
*	SI-BONE Inc.	144,665	2,510
*	Silk Road Medical Inc.	139,293	2,506
*	Liquidia Corp.	173,205	2,453
*	Amneal Pharmaceuticals Inc.	442,525	2,443
*	Varex Imaging Corp.	140,909	2,424
		Shares	Market Value• ($000)
*	Kiniksa Pharmaceuticals Ltd. Class A	113,666	2,403
	HealthStream Inc.	87,442	2,385
*	Zymeworks Inc.	197,052	2,367
*	Caribou Biosciences Inc.	297,809	2,356
*,1	Altimmune Inc.	192,011	2,323
*,1	ImmunityBio Inc.	481,777	2,279
*	Revance Therapeutics Inc.	318,330	2,273
*	Y-mAbs Therapeutics Inc.	134,786	2,251
*	Disc Medicine Inc.	32,497	2,232
*	Evolus Inc.	150,420	2,231
*	Treace Medical Concepts Inc.	165,221	2,221
*	Fate Therapeutics Inc.	311,080	2,206
*	Mersana Therapeutics Inc.	403,475	2,195
*	Nurix Therapeutics Inc.	173,572	2,144
*	BioLife Solutions Inc.	126,629	2,140
	National Research Corp.	52,658	2,123
*	Cogent Biosciences Inc.	302,282	2,116
*	CareDx Inc.	188,974	2,011
*	Travere Therapeutics Inc.	264,843	2,002
*	Paragon 28 Inc.	158,849	1,982
*	OmniAb Inc.	337,588	1,972
*,1	Nano-X Imaging Ltd.	174,825	1,951
*	Pennant Group Inc.	103,167	1,924
*,1	Summit Therapeutics Inc. (XNMS)	423,772	1,924
*	OraSure Technologies Inc.	263,011	1,892
*	Nevro Corp.	129,200	1,881
*	Alignment Healthcare Inc.	308,405	1,850
*	Lyell Immunopharma Inc.	630,574	1,841
*	UroGen Pharma Ltd.	98,996	1,815
*	ORIC Pharmaceuticals Inc.	142,317	1,813
*	Tango Therapeutics Inc.	162,873	1,813
	Atrion Corp.	4,907	1,806
*	PetIQ Inc.	99,135	1,805
*	Theravance Biopharma Inc.	187,320	1,774
*	Marinus Pharmaceuticals Inc.	184,496	1,753
*	Avid Bioservices Inc.	227,169	1,745
*	Cullinan Oncology Inc.	94,400	1,744
*	AnaptysBio Inc.	67,890	1,733
*	HilleVax Inc.	95,368	1,731
*,1	Novavax Inc.	346,155	1,710
*	Astria Therapeutics Inc.	120,288	1,710
*	Adaptive Biotechnologies Corp.	414,180	1,702
*	Health Catalyst Inc.	204,476	1,701
*	Allogene Therapeutics Inc.	344,040	1,689
*	Orthofix Medical Inc.	128,557	1,679
*	Fulgent Genetics Inc.	74,285	1,676
*	Avita Medical Inc.	91,854	1,665
*	Enhabit Inc.	183,735	1,654
*	Savara Inc.	326,722	1,650
*	Castle Biosciences Inc.	90,598	1,636
*	Zimvie Inc.	94,995	1,610
*	Alector Inc.	230,474	1,606
*	Surmodics Inc.	49,888	1,591
*	OrthoPediatrics Corp.	57,725	1,585
*	Axogen Inc.	148,884	1,572
*	Multiplan Corp.	1,400,424	1,568
*	Replimune Group Inc.	179,862	1,543
*	KalVista Pharmaceuticals Inc.	112,781	1,539

14

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Xeris Biopharma Holdings Inc.	487,232	1,498
*,1	OPKO Health Inc.	1,470,754	1,471
*	MaxCyte Inc.	319,306	1,469
*,1	ALX Oncology Holdings Inc.	98,231	1,441
*	Cerus Corp.	650,452	1,418
*,1	Enliven Therapeutics Inc.	85,470	1,365
*,1	Anavex Life Sciences Corp.	263,324	1,353
*	Nkarta Inc.	108,406	1,310
*	Anika Therapeutics Inc.	53,714	1,304
*	Tactile Systems Technology Inc.	85,298	1,301
*	Arbutus Biopharma Corp.	463,157	1,297
*	ModivCare Inc.	46,031	1,291
*	Community Health Systems Inc.	456,868	1,275
*	Taro Pharmaceutical Industries Ltd.	30,060	1,265
*,1	Biomea Fusion Inc.	72,087	1,262
*,1	Phathom Pharmaceuticals Inc.	116,925	1,251
*,1	Prime Medicine Inc.	144,429	1,246
*	Longboard Pharmaceuticals Inc.	55,654	1,234
*	Pulmonx Corp.	133,540	1,231
*	Olema Pharmaceuticals Inc.	97,662	1,211
*	Atea Pharmaceuticals Inc.	280,889	1,211
*	Ventyx Biosciences Inc.	170,258	1,205
*	Harrow Inc.	110,095	1,192
*	Codexis Inc.	253,974	1,181
*	DocGo Inc.	283,703	1,155
*	Terns Pharmaceuticals Inc.	155,385	1,137
	iRadimed Corp.	26,811	1,125
*	Inozyme Pharma Inc.	173,356	1,103
*	Mineralys Therapeutics Inc.	70,991	1,092
*	Sutro Biopharma Inc.	217,999	1,070
*	Agiliti Inc.	108,205	1,068
*	Larimar Therapeutics Inc.	92,093	1,059
*	Viemed Healthcare Inc.	124,653	1,055
*	Sharecare Inc.	1,122,853	1,055
*	Enanta Pharmaceuticals Inc.	73,245	1,053
*	WaVe Life Sciences Ltd.	214,962	1,034
*	Entrada Therapeutics Inc.	77,626	1,027
*	Acelyrin Inc.	121,516	1,027
*	Tyra Biosciences Inc.	50,445	1,008
*	Nuvation Bio Inc.	535,574	1,002
*	Celcuity Inc.	64,097	997
*,1	Heron Therapeutics Inc.	371,376	988
*,1	Omeros Corp.	218,912	985
*	Tenaya Therapeutics Inc.	165,192	983
*	Poseida Therapeutics Inc.	247,870	982
*	American Well Corp. Class A	900,972	973
*	Voyager Therapeutics Inc.	115,764	963
	Phibro Animal Health Corp. Class A	74,338	961
*	Humacyte Inc.	220,918	961
*	iTeos Therapeutics Inc.	89,497	959
*,1	Neumora Therapeutics Inc.	53,920	951
*	Rigel Pharmaceuticals Inc.	617,474	939
*	2seventy bio Inc.	180,339	938
		Shares	Market Value• ($000)
*	Aerovate Therapeutics Inc.	40,581	937
*	OptimizeRx Corp.	58,936	933
	Agenus Inc.	1,387,880	930
*	Vanda Pharmaceuticals Inc.	207,188	926
*	Rapt Therapeutics Inc.	107,292	919
*	Annexon Inc.	163,933	913
*	Aura Biosciences Inc.	100,428	911
*	Organogenesis Holdings Inc.	253,240	904
*,1	Zynex Inc.	66,615	903
*	Zevra Therapeutics Inc.	132,384	892
*	Accuray Inc.	341,083	887
	Utah Medical Products Inc.	12,581	883
*	Gritstone bio Inc.	315,124	882
	SIGA Technologies Inc.	168,695	879
*	Actinium Pharmaceuticals Inc.	100,684	859
*,1	Lexicon Pharmaceuticals Inc.	332,641	828
*	Coherus Biosciences Inc.	354,339	808
*	Semler Scientific Inc.	16,942	799
*	CVRx Inc.	40,186	789
*	AngioDynamics Inc.	140,612	772
*,1	Stoke Therapeutics Inc.	99,029	766
*	ARS Pharmaceuticals Inc.	90,828	760
*	Ovid therapeutics Inc.	219,504	746
*	Precigen Inc.	484,678	746
*	MeiraGTx Holdings plc	120,233	742
*,1	Third Harmonic Bio Inc.	70,279	713
*,1	CorMedix Inc.	200,046	708
*	Erasca Inc.	297,174	707
*	Kodiak Sciences Inc.	116,578	701
*	Monte Rosa Therapeutics Inc.	109,171	691
*,1	PDS Biotechnology Corp.	102,848	678
*	Sangamo Therapeutics Inc.	559,276	649
*	Harvard Bioscience Inc.	148,657	644
*	XOMA Corp.	26,436	643
*	Quipt Home Medical Corp.	148,772	638
*	23andMe Holding Co. Class A	1,108,288	632
*,1	scPharmaceuticals Inc.	103,441	623
*	InfuSystem Holdings Inc.	67,117	621
*,1	Butterfly Network Inc.	521,308	620
*,1	Fennec Pharmaceuticals Inc.	65,243	618
*,1	Quantum-Si Inc.	369,005	616
*,1	IGM Biosciences Inc.	48,647	614
*	Emergent BioSolutions Inc.	189,850	613
*	PepGen Inc.	36,061	611
*	Aldeyra Therapeutics Inc.	166,988	604
*	Compass Therapeutics Inc.	327,367	583
*	908 Devices Inc.	78,718	579
*,1	Pulse Biosciences Inc.	58,132	574
*	Outset Medical Inc.	182,177	574
*	Foghorn Therapeutics Inc.	72,746	562
*	FibroGen Inc.	327,294	560
*	Inogen Inc.	83,973	558
*	Merrimack Pharmaceuticals Inc.	37,144	546
*	Bluebird Bio Inc.	389,547	541
*	Sanara Medtech Inc.	14,110	537

15

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	ClearPoint Neuro Inc.	81,999	524
*	Lineage Cell Therapeutics Inc.	483,523	503
*	Immuneering Corp. Class A	81,059	503
*	Joint Corp.	50,736	500
*	Nautilus Biotechnology Inc.	184,831	497
*	Akoya Biosciences Inc.	85,897	493
*,1	Genelux Corp.	67,063	490
*	Optinose Inc.	261,768	466
*	Karyopharm Therapeutics Inc.	398,701	462
*	Computer Programs and Systems Inc.	51,783	459
*	Aveanna Healthcare Holdings Inc.	184,704	438
*	Trevi Therapeutics Inc.	149,962	438
*,1	X4 Pharmaceuticals Inc.	442,300	429
*	BioAtla Inc.	158,795	429
*	Generation Bio Co.	162,440	408
*	Tela Bio Inc.	59,231	400
*	Seres Therapeutics Inc.	349,178	398
*,1	Verrica Pharmaceuticals Inc.	75,286	397
*,1	Protalix BioTherapeutics Inc.	240,792	392
*	Seer Inc.	210,612	383
*	Allakos Inc.	244,504	362
*,1	Omega Therapeutics Inc.	87,514	360
*,1	Orchestra BioMed Holdings Inc.	53,004	341
*	Graphite Bio Inc.	100,278	340
*,1	Citius Pharmaceuticals Inc.	441,347	339
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $1,735)	165,557	338
*	Innovage Holding Corp.	67,831	328
*	Design Therapeutics Inc.	117,495	327
*	Mural Oncology plc	60,148	318
	Cartesian Therapeutics Inc. (XNMS)	430,868	315
*	Vor BioPharma Inc.	135,233	311
*	Sight Sciences Inc.	77,326	311
*	Century Therapeutics Inc.	84,353	310
*	Biote Corp. Class A	50,093	298
*	Aclaris Therapeutics Inc.	249,609	297
*	Assertio Holdings Inc.	326,054	288
*	American Healthcare REIT Inc.	21,090	288
*,1	AirSculpt Technologies Inc.	44,017	278
*	Atara Biotherapeutics Inc.	355,044	276
*	Cue Biopharma Inc.	131,387	273
*	Kezar Life Sciences Inc.	256,223	269
*,1	Nuvectis Pharma Inc.	27,118	268
*	KORU Medical Systems Inc.	125,360	266
*,1	ProKidney Corp.	162,680	265
*	PMV Pharmaceuticals Inc.	139,179	257
*	Adicet Bio Inc.	108,833	256
*	Rallybio Corp.	109,558	255
[1]	Carisma Therapeutics Inc.	95,454	246
*,1	Outlook Therapeutics Inc.	558,251	244
*	NGM Biopharmaceuticals Inc.	158,459	241
*	Eyenovia Inc.	111,060	240
		Shares	Market Value• ($000)
*,1	Bioxcel Therapeutics Inc.	73,950	235
*	Zura Bio Ltd.	62,239	229
*	Prelude Therapeutics Inc.	52,522	226
*	Eagle Pharmaceuticals Inc.	36,874	216
*,1	Beyond Air Inc.	98,661	202
*	Vigil Neuroscience Inc.	57,900	201
*	Cargo Therapeutics Inc.	7,228	175
*	Ikena Oncology Inc.	112,941	162
*	Vicarious Surgical Inc.	365,604	155
*	P3 Health Partners Inc.	143,808	150
*	Acrivon Therapeutics Inc.	30,894	150
*,1	Cutera Inc.	66,557	149
*	Cara Therapeutics Inc.	168,229	143
*	CG oncology Inc.	3,084	138
*	Allovir Inc.	184,591	136
*,1	Vaxxinity Inc. Class A	153,041	131
*,1	Sagimet Biosciences Inc. Class A	19,269	118
*	Aadi Bioscience Inc.	58,881	116
*	BrightSpring Health Services Inc.	12,321	111
*	Turnstone Biologics Corp.	23,120	105
*,1	Fractyl Health Inc.	8,917	80
*	Reneo Pharmaceuticals Inc.	46,759	77
*	CareMax Inc.	8,995	69
*	Kyverna Therapeutics Inc.	2,426	66
*,1	BioVie Inc.	44,225	55
*,1	Ocean Biomedical Inc.	31,247	55
*	Bright Green Corp.	208,310	52
*	Metagenomi Inc.	3,615	43
*,1,3	Tobira Therapeutics Inc. CVR	6,227	28
*	ArriVent Biopharma Inc.	1,256	27
*,3	PDL BioPharma Inc.	712	1
*,3	Synergy Pharmaceuticals LLC	224,815	—
*,3	Achillion Pharmaceuticals Inc. CVR	1,085	—
*,3	Flexion Therape CVR	111	—
*,3	OmniAb Inc. 12.5 Earnout	14,203	—
*,3	OmniAb Inc. 15 Earnout	14,203	—
*	Cano Health Inc.	1	—
			1,458,197
Industrials (18.9%)
	Comfort Systems USA Inc.	128,578	39,310
	Simpson Manufacturing Co. Inc.	155,945	32,543
*	API Group Corp.	761,144	26,678
	Applied Industrial Technologies Inc.	140,489	26,677
	Atkore Inc.	137,646	23,317
*	ATI Inc.	469,246	23,078
*	Chart Industries Inc.	156,296	22,328
	AAON Inc.	246,356	20,689
	Installed Building Products Inc.	86,259	20,610
	FTAI Aviation Ltd.	362,269	20,392
	Watts Water Technologies Inc. Class A	99,583	20,310
*	Beacon Roofing Supply Inc.	230,042	19,758
*	Fluor Corp.	518,992	19,099
*	SPX Technologies Inc.	160,393	18,796

16

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Summit Materials Inc. Class A	434,685	18,565
	Maximus Inc.	221,519	18,532
*	ExlService Holdings Inc.	588,476	18,313
*	StoneCo. Ltd. Class A	1,058,968	18,225
	Federal Signal Corp.	218,052	17,861
	Franklin Electric Co. Inc.	168,061	17,472
	Zurn Elkay Water Solutions Corp.	538,568	17,100
*	ASGN Inc.	172,164	17,099
	Badger Meter Inc.	107,161	17,005
*	Modine Manufacturing Co.	187,069	16,782
	GATX Corp.	129,099	16,375
	Herc Holdings Inc.	103,127	16,364
	HB Fuller Co.	196,669	15,641
	Moog Inc. Class A	103,449	15,512
*	Itron Inc.	165,801	15,366
*	Knife River Corp.	205,685	15,239
*	TriNet Group Inc.	116,817	14,954
	Exponent Inc.	184,347	14,912
	Kadant Inc.	42,281	14,261
	Matson Inc.	125,799	13,970
	Brink's Co.	167,964	13,912
	Terex Corp.	241,829	13,869
	EnerSys	150,113	13,792
	Otter Tail Corp.	150,175	13,585
*	Alight Inc. Class A	1,507,405	13,582
*	GMS Inc.	149,382	13,341
*	Dycom Industries Inc.	104,331	13,197
	Encore Wire Corp.	54,705	13,184
	Insperity Inc.	129,451	13,177
	Belden Inc.	154,631	13,171
*	CBIZ Inc.	174,138	13,153
*	ACI Worldwide Inc.	394,744	12,991
	CSW Industrials Inc.	55,843	12,866
	ArcBest Corp.	86,559	12,366
	Hillenbrand Inc.	254,969	12,124
	Korn Ferry	189,969	12,093
*	AeroVironment Inc.	94,773	12,016
	Enpro Inc.	76,403	11,905
*	Resideo Technologies Inc.	532,991	11,902
	John Bean Technologies Corp.	115,977	11,769
	Scorpio Tankers Inc.	173,642	11,657
*	Sterling Infrastructure Inc.	108,956	11,619
*	Marqeta Inc. Class A	1,747,298	11,410
	McGrath RentCorp.	90,011	11,205
*	Verra Mobility Corp.	507,839	10,979
*	Flywire Corp.	386,413	10,970
	Griffon Corp.	152,528	10,890
	Albany International Corp. Class A	113,809	10,683
	ICF International Inc.	68,139	10,551
*	Masonite International Corp.	81,012	10,551
*	PagSeguro Digital Ltd. Class A	722,442	10,056
*	Remitly Global Inc.	484,201	9,984
	ABM Industries Inc.	240,975	9,955
*	Hub Group Inc. Class A	228,426	9,715
*	MYR Group Inc.	59,694	9,698
*	O-I Glass Inc.	565,409	9,567
*	Kratos Defense & Security Solutions Inc.	523,807	9,554
	ESCO Technologies Inc.	93,240	9,500
	Patrick Industries Inc.	77,599	9,307
		Shares	Market Value• ($000)
	Werner Enterprises Inc.	230,548	9,254
	UniFirst Corp.	54,580	9,209
*	RXO Inc.	422,822	9,099
	Mueller Water Products Inc. Class A	564,722	8,781
*	PGT Innovations Inc.	206,308	8,617
*	Gibraltar Industries Inc.	111,084	8,603
	EVERTEC Inc.	237,538	8,582
	Granite Construction Inc.	160,275	8,259
*	AAR Corp.	123,050	8,217
*	Masterbrand Inc.	472,038	8,171
	International Seaways Inc.	147,839	7,825
*	AMN Healthcare Services Inc.	138,783	7,809
*	OSI Systems Inc.	58,636	7,692
	Tennant Co.	67,466	7,636
	Primoris Services Corp.	193,230	7,635
	Trinity Industries Inc.	295,505	7,500
	Alamo Group Inc.	36,663	7,417
	Kennametal Inc.	293,560	7,409
	Standex International Corp.	42,656	7,379
	Textainer Group Holdings Ltd.	146,805	7,326
*	AvidXchange Holdings Inc.	543,442	7,222
*	Mirion Technologies Inc.	729,012	7,130
*	Construction Partners Inc. Class A	146,076	7,023
	Bread Financial Holdings Inc.	180,924	6,926
*	Hillman Solutions Corp.	710,578	6,921
*	Huron Consulting Group Inc.	69,107	6,781
	Enerpac Tool Group Corp.	198,901	6,705
	H&E Equipment Services Inc.	117,213	6,621
	AZZ Inc.	90,402	6,581
*	Cimpress plc	65,218	6,392
*	CoreCivic Inc.	413,647	6,300
	Barnes Group Inc.	178,066	6,222
*,1	Bloom Energy Corp. Class A	700,985	6,148
	Powell Industries Inc.	33,024	6,117
*	American Woodmark Corp.	59,617	5,976
*	Donnelley Financial Solutions Inc.	90,086	5,816
	Golden Ocean Group Ltd.	448,613	5,774
	Greenbrier Cos. Inc.	110,915	5,740
*,1	Joby Aviation Inc.	1,014,061	5,699
*	Leonardo DRS Inc.	249,884	5,675
	Greif Inc. Class A	87,597	5,646
*	JELD-WEN Holding Inc.	309,238	5,628
	SFL Corp. Ltd.	418,281	5,588
	Napco Security Technologies Inc.	121,000	5,449
	DHT Holdings Inc.	499,067	5,400
*	Legalzoom.com Inc.	430,862	5,343
	Helios Technologies Inc.	120,823	5,334
*	NV5 Global Inc.	50,503	5,137
*,1	Enovix Corp.	504,278	4,917
	Kforce Inc.	69,504	4,840
	Lindsay Corp.	40,331	4,812
	Teekay Tankers Ltd. Class A	86,833	4,760
	Kaman Corp.	102,368	4,689
*	Payoneer Global Inc.	963,991	4,685

17

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	Rocket Lab USA Inc.	1,014,479	4,651
	Apogee Enterprises Inc.	80,430	4,601
	Wabash National Corp.	167,682	4,574
	Dorian LPG Ltd.	125,666	4,543
*	Janus International Group Inc.	308,273	4,424
	Columbus McKinnon Corp.	102,962	4,301
*	Montrose Environmental Group Inc.	101,260	4,190
	Quanex Building Products Corp.	119,797	4,143
	Marten Transport Ltd.	211,296	3,983
*	BlueLinx Holdings Inc.	30,955	3,927
*	SP Plus Corp.	71,337	3,667
	TriMas Corp.	151,002	3,549
	VSE Corp.	47,462	3,517
*	Proto Labs Inc.	95,827	3,491
	Forward Air Corp.	93,926	3,487
	Astec Industries Inc.	82,611	3,354
*	Thermon Group Holdings Inc.	121,805	3,324
*	IES Holdings Inc.	30,071	3,305
*	Triumph Group Inc.	233,849	3,250
	CRA International Inc.	24,512	3,249
*	Aspen Aerogels Inc.	186,237	3,200
*	Energy Recovery Inc.	202,986	3,173
*	Transcat Inc.	30,120	3,167
	Genco Shipping & Trading Ltd.	153,869	3,139
*	ZipRecruiter Inc. Class A	245,976	3,129
*	Aurora Innovation Inc.	1,231,009	3,127
*	Blue Bird Corp.	91,797	3,106
	Gorman-Rupp Co.	83,122	3,103
	First Advantage Corp.	196,529	3,078
	Deluxe Corp.	158,511	3,077
	Nordic American Tankers Ltd.	748,400	3,046
*	Vicor Corp.	80,662	3,004
	Barrett Business Services Inc.	23,869	2,912
	Kelly Services Inc. Class A	113,720	2,790
*	CryoPort Inc.	157,587	2,785
[1]	Flex LNG Ltd.	108,763	2,745
*,1	Archer Aviation Inc. Class A	554,881	2,680
*	Repay Holdings Corp.	301,697	2,622
	Pitney Bowes Inc.	639,640	2,578
	Myers Industries Inc.	133,004	2,558
	Cadre Holdings Inc.	70,725	2,541
*	Air Transport Services Group Inc.	205,173	2,476
	Insteel Industries Inc.	67,934	2,473
[1]	Ardmore Shipping Corp.	151,728	2,463
	Heidrick & Struggles International Inc.	72,024	2,449
*,1	PureCycle Technologies Inc.	422,699	2,447
*	CECO Environmental Corp.	107,877	2,443
*	Titan International Inc.	190,206	2,427
	Cass Information Systems Inc.	49,655	2,399
	Hyster-Yale Materials Handling Inc.	40,563	2,388
	REV Group Inc.	114,657	2,367
*	Ducommun Inc.	48,939	2,335
*	Hudson Technologies Inc.	158,902	2,328
		Shares	Market Value• ($000)
*	International Money Express Inc.	116,784	2,301
*	Cross Country Healthcare Inc.	125,057	2,285
	Heartland Express Inc.	170,775	2,182
	Argan Inc.	45,780	2,145
*	Conduent Inc.	623,667	2,145
	Pactiv Evergreen Inc.	144,939	2,138
*	Great Lakes Dredge & Dock Corp.	237,561	2,124
*,1	Virgin Galactic Holdings Inc.	1,193,165	2,076
	Douglas Dynamics Inc.	82,254	2,065
	Eagle Bulk Shipping Inc.	33,473	2,051
	Mesa Laboratories Inc.	18,699	2,042
*	Evolv Technologies Holdings Inc.	416,339	1,986
	United States Lime & Minerals Inc.	7,689	1,961
	Costamare Inc.	168,250	1,913
*	Titan Machinery Inc.	74,900	1,890
	Ennis Inc.	92,767	1,885
*	Astronics Corp.	95,826	1,837
	Miller Industries Inc.	40,488	1,822
*	Sterling Check Corp.	113,371	1,777
*	DXP Enterprises Inc.	49,601	1,762
*	Manitowoc Co. Inc.	126,386	1,762
*	Tutor Perini Corp.	154,850	1,754
*	I3 Verticals Inc. Class A	81,676	1,741
*	Teekay Corp.	225,390	1,706
*	Paysafe Ltd.	118,027	1,700
*,1	Nikola Corp.	2,252,057	1,676
	FTAI Infrastructure Inc.	360,387	1,651
*	Limbach Holdings Inc.	33,263	1,638
	Resources Connection Inc.	117,614	1,627
*	Franklin Covey Co.	42,246	1,613
*	V2X Inc.	41,897	1,613
*	Vishay Precision Group Inc.	45,105	1,558
*	FARO Technologies Inc.	68,542	1,535
	Covenant Logistics Group Inc.	30,448	1,482
	LSI Industries Inc.	101,682	1,467
	National Presto Industries Inc.	18,619	1,440
*,1	Atmus Filtration Technologies Inc.	59,889	1,430
*	Green Dot Corp. Class A	169,174	1,389
	Overseas Shipholding Group Inc. Class A	224,457	1,365
*	Cantaloupe Inc.	208,077	1,352
	Allient Inc.	47,072	1,338
*	Custom Truck One Source Inc.	207,437	1,332
*	BrightView Holdings Inc.	151,212	1,317
*	TrueBlue Inc.	110,026	1,293
*	Bowman Consulting Group Ltd.	39,500	1,287
	Shyft Group Inc.	123,107	1,269
	Preformed Line Products Co.	9,057	1,245
	Greif Inc. Class B	19,378	1,241
	TTEC Holdings Inc.	70,808	1,236
*	Daseke Inc.	149,489	1,233
*	Advantage Solutions Inc.	316,653	1,206
*	Distribution Solutions Group Inc.	36,414	1,144

18

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Safe Bulkers Inc.	242,800	1,127
*	Target Hospitality Corp.	113,530	1,099
	Pangaea Logistics Solutions Ltd.	130,910	1,097
	Park Aerospace Corp.	67,550	1,028
*	Hyliion Holdings Corp.	530,094	965
	Luxfer Holdings plc	97,072	963
*	Willdan Group Inc.	44,171	922
*	Forrester Research Inc.	42,315	853
	Park-Ohio Holdings Corp.	31,263	840
	Universal Logistics Holdings Inc.	24,527	830
*	Aersale Corp.	93,454	826
*	Iteris Inc.	157,028	820
*,1	Himalaya Shipping Ltd.	102,496	809
*	Luna Innovations Inc.	118,356	802
*	Commercial Vehicle Group Inc.	117,786	770
*	Radiant Logistics Inc.	132,124	766
*	Concrete Pumping Holdings Inc.	93,274	764
*	Ranpak Holdings Corp.	156,433	743
	Kronos Worldwide Inc.	79,528	723
	Karat Packaging Inc.	24,422	723
*	Performant Financial Corp.	247,694	721
*	Global Business Travel Group I	118,973	714
*	Hireright Holdings Corp.	50,193	711
*	Blade Air Mobility Inc.	216,353	688
*,1	Microvast Holdings Inc.	780,667	672
	Quad/Graphics Inc.	111,412	667
*	Mistras Group Inc.	75,122	650
*,1	Ispire Technology Inc.	64,174	649
*	Gencor Industries Inc.	38,618	633
*	BlackSky Technology Inc.	437,890	622
*,1	Desktop Metal Inc. Class A	1,015,462	621
*	SoundThinking Inc.	34,782	605
	Trinseo plc	127,244	573
*	Atlanticus Holdings Corp.	16,914	561
*	Acacia Research Corp.	136,277	551
	Information Services Group Inc.	125,943	545
*	CS Disco Inc.	81,102	540
*	IBEX Holdings Ltd.	33,657	537
*	Mayville Engineering Co. Inc.	41,185	504
*	Willis Lease Finance Corp.	10,482	502
*	Core Molding Technologies Inc.	26,705	491
*	DHI Group Inc.	155,765	441
*,1	Danimer Scientific Inc.	315,044	422
*	PAM Transportation Services Inc.	22,237	412
*,1	Terran Orbital Corp.	360,575	389
*,1	Eos Energy Enterprises Inc.	391,247	373
	EVI Industries Inc.	17,267	372
*	Paysign Inc.	117,172	359
*,1	Eve Holding Inc.	64,460	358
*	374Water Inc.	230,764	307
*,1	SKYX Platforms Corp.	227,365	293
*	CompoSecure Inc.	58,934	285
*	CPI Card Group Inc.	14,865	281
*,1	Babcock & Wilcox Enterprises Inc.	212,072	271
		Shares	Market Value• ($000)
*,1,3	Tingo Group Inc.	370,341	256
	Hirequest Inc.	18,950	254
*,1	Workhorse Group Inc.	754,852	253
*	Priority Technology Holdings Inc.	64,619	214
*	Skillsoft Corp.	15,708	192
*	INNOVATE Corp.	196,498	154
*	Redwire Corp.	27,955	90
*,1	Velo3D Inc.	320,912	88
*,1	Dragonfly Energy Holdings Corp.	100,915	66
*	Amprius Technologies Inc.	18,998	62
*	Southland Holdings Inc.	13,497	62
*	TuSimple Holdings Inc. Class A	2,412	1
			1,772,990
Other (0.0%)[4]
*	Alto Neuroscience Inc.	2,379	37
*,3	Aduro Biotech Inc. CVR	17,431	3
*,3	GTX Inc. CVR	846	1
*,3	Chinook Therapeutics Inc. CVR	704	—
			41
Real Estate (5.8%)
	Ryman Hospitality Properties Inc.	212,549	25,183
	Terreno Realty Corp.	301,468	19,384
	Kite Realty Group Trust	792,175	16,960
	Phillips Edison & Co. Inc.	429,320	15,335
	Essential Properties Realty Trust Inc.	567,473	13,557
	PotlatchDeltic Corp.	287,773	13,010
	Macerich Co.	786,727	12,910
	Apple Hospitality REIT Inc.	784,550	12,623
	Independence Realty Trust Inc.	821,092	12,021
	Sabra Health Care REIT Inc.	842,451	11,693
[1]	SL Green Realty Corp.	235,906	11,437
	DigitalBridge Group Inc.	588,841	10,817
	Tanger Inc.	371,919	10,715
	Broadstone Net Lease Inc.	684,015	10,199
	COPT Defense Properties	410,269	9,941
	Innovative Industrial Properties Inc.	101,394	9,936
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	385,160	9,694
	SITE Centers Corp.	693,598	9,419
	LXP Industrial Trust	1,054,329	9,131
	National Health Investors Inc.	151,740	8,721
	Sunstone Hotel Investors Inc.	757,934	8,481
	CareTrust REIT Inc.	364,172	8,216
	Four Corners Property Trust Inc.	329,190	7,960
	Douglas Emmett Inc.	587,083	7,761
	Outfront Media Inc.	537,203	7,720
	DiamondRock Hospitality Co.	765,307	7,194
	Urban Edge Properties	418,096	7,112
*	Equity Commonwealth	371,312	6,992
	Pebblebrook Hotel Trust	432,663	6,853

19

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	St. Joe Co.	125,581	6,765
	RLJ Lodging Trust	563,792	6,692
	InvenTrust Properties Corp.	247,258	6,243
*,1	Opendoor Technologies Inc.	2,021,518	6,226
	JBG SMITH Properties	369,420	6,125
*	Cushman & Wakefield plc	604,603	6,040
	Xenia Hotels & Resorts Inc.	390,934	5,997
	Retail Opportunity Investments Corp.	448,042	5,793
	Acadia Realty Trust	340,172	5,575
	Newmark Group Inc. Class A	500,133	5,396
*	GEO Group Inc.	438,065	5,375
	Global Net Lease Inc.	708,469	5,108
	Uniti Group Inc.	866,893	5,080
	Empire State Realty Trust Inc. Class A	480,972	4,795
	LTC Properties Inc.	149,267	4,696
	Getty Realty Corp.	173,417	4,571
	Alexander & Baldwin Inc.	263,715	4,288
	NETSTREIT Corp.	251,602	4,229
	Veris Residential Inc.	287,630	4,199
	Elme Communities	320,164	4,124
	Easterly Government Properties Inc.	349,065	4,119
*	Compass Inc. Class A	1,036,399	4,094
	Service Properties Trust	600,241	4,082
*	Apartment Investment and Management Co. Class A	532,370	3,929
	American Assets Trust Inc.	177,756	3,834
	Kennedy-Wilson Holdings Inc.	435,882	3,827
	Safehold Inc.	177,025	3,562
	Plymouth Industrial REIT Inc.	160,497	3,462
[1]	eXp World Holdings Inc.	258,909	3,392
	UMH Properties Inc.	217,832	3,355
	Hudson Pacific Properties Inc.	502,703	3,187
	Marcus & Millichap Inc.	86,323	3,167
	Centerspace	54,934	3,054
	Paramount Group Inc.	671,986	2,977
	Diversified Healthcare Trust	871,481	2,858
*	Redfin Corp.	397,970	2,828
	Piedmont Office Realty Trust Inc. Class A	449,167	2,816
	Brandywine Realty Trust	619,138	2,662
	Community Healthcare Trust Inc.	96,865	2,629
	Armada Hoffler Properties Inc.	245,326	2,497
*	Anywhere Real Estate Inc.	393,045	2,464
	Summit Hotel Properties Inc.	382,244	2,454
	NexPoint Residential Trust Inc.	82,282	2,403
	CBL & Associates Properties Inc.	97,682	2,253
*	Forestar Group Inc.	66,642	2,247
	Whitestone REIT	176,435	2,174
	Global Medical REIT Inc.	221,091	1,979
		Shares	Market Value• ($000)
	Farmland Partners Inc.	162,799	1,921
	Peakstone Realty Trust REIT	131,872	1,816
	Universal Health Realty Income Trust	46,696	1,811
	Gladstone Commercial Corp.	144,951	1,795
	Chatham Lodging Trust	175,420	1,789
	Alexander's Inc.	8,023	1,774
	Gladstone Land Corp.	121,509	1,581
	Saul Centers Inc.	41,990	1,520
*	FRP Holdings Inc.	23,779	1,432
	Ares Commercial Real Estate Corp.	189,398	1,428
	CTO Realty Growth Inc.	80,400	1,371
	RMR Group Inc. Class A	55,698	1,363
*	Tejon Ranch Co.	76,188	1,267
	One Liberty Properties Inc.	59,374	1,202
	Postal Realty Trust Inc. Class A	73,997	1,060
	Orion Office REIT Inc.	207,073	727
	Alpine Income Property Trust Inc.	46,158	721
	BRT Apartments Corp.	42,497	658
	City Office REIT Inc.	140,480	643
*	Star Holdings	46,253	571
	Braemar Hotels & Resorts Inc.	235,675	537
	RE/MAX Holdings Inc. Class A	63,001	537
	Douglas Elliman Inc.	291,186	536
*	Maui Land & Pineapple Co. Inc.	27,063	530
	Office Properties Income Trust	173,935	464
*	Stratus Properties Inc.	20,979	458
	Clipper Realty Inc.	42,010	197
*	Transcontinental Realty Investors Inc.	4,617	179
*	American Realty Investors Inc.	5,123	99
	Physicians Realty Trust	236	3
			540,587
Technology (13.4%)
*	Super Micro Computer Inc.	168,654	146,075
*,1	MicroStrategy Inc. Class A	44,552	45,570
*	Onto Innovation Inc.	178,010	32,782
*	Fabrinet	133,819	28,847
*	SPS Commerce Inc.	133,274	24,677
*	Rambus Inc.	396,687	23,500
*	Qualys Inc.	135,474	23,283
*	Novanta Inc.	130,503	22,569
*	Varonis Systems Inc.	395,445	20,089
*	Tenable Holdings Inc.	415,506	20,011
*	Insight Enterprises Inc.	104,436	19,634
*	MACOM Technology Solutions Holdings Inc.	197,853	17,476
*	Appfolio Inc. Class A	69,596	16,848
*	Altair Engineering Inc. Class A	197,675	16,818
*	Silicon Laboratories Inc.	115,409	15,873
*	Workiva Inc.	180,974	15,585
*	CommVault Systems Inc.	160,108	15,324
	Power Integrations Inc.	206,737	14,773
*	Synaptics Inc.	143,833	14,398

20

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Advanced Energy Industries Inc.	136,781	13,842
*	Axcelis Technologies Inc.	118,508	13,352
*	Box Inc. Class A	512,981	13,230
*	Alarm.com Holdings Inc.	174,052	13,174
*	Sanmina Corp.	205,489	12,987
*	Rapid7 Inc.	220,648	12,926
	Amkor Technology Inc.	409,197	12,693
*	Parsons Corp.	150,087	12,099
*	FormFactor Inc.	280,829	12,084
*	Freshworks Inc. Class A	589,384	12,047
*	Blackline Inc.	207,272	11,759
*	Ziff Davis Inc.	168,267	11,570
*	Diodes Inc.	164,170	11,160
*	Blackbaud Inc.	158,507	10,966
*,1	C3.ai Inc. Class A	295,569	10,927
*	Braze Inc. Class A	190,638	10,847
*	Sprout Social Inc. Class A	173,614	10,733
	Vishay Intertechnology Inc.	469,114	10,203
	Kulicke & Soffa Industries Inc.	201,746	9,607
*	Q2 Holdings Inc.	207,144	9,576
*	Plexus Corp.	99,849	9,426
*	Envestnet Inc.	182,205	9,389
*	Yelp Inc.	241,924	9,300
*	Impinj Inc.	85,097	9,294
*	Cleanspark Inc.	544,033	9,096
*	Credo Technology Group Holding Ltd.	417,102	8,984
*	DigitalOcean Holdings Inc.	230,854	8,754
	Progress Software Corp.	158,415	8,453
*	LiveRamp Holdings Inc.	239,550	8,379
*	Perficient Inc.	124,949	8,105
*	PagerDuty Inc.	329,697	7,965
*	ePlus Inc.	96,478	7,949
	Xerox Holdings Corp.	425,424	7,934
*	Cargurus Inc.	355,661	7,874
*	Ambarella Inc.	137,719	7,692
*	Verint Systems Inc.	227,192	7,182
*	Rogers Corp.	63,080	7,069
*	Ultra Clean Holdings Inc.	162,052	7,001
*	Veeco Instruments Inc.	185,115	6,703
*	Photronics Inc.	222,103	6,394
	CSG Systems International Inc.	114,851	6,266
*	Fastly Inc. Class A	439,490	6,250
*	Squarespace Inc. Class A	183,437	6,105
*,1	IonQ Inc.	584,704	6,058
*	Upwork Inc.	454,891	5,959
*	Magnite Inc.	492,426	5,919
*	Sitime Corp.	63,285	5,854
*	Asana Inc. Class A	295,612	5,824
*	PROS Holdings Inc.	162,763	5,819
	Clear Secure Inc. Class A	299,147	5,759
*	Agilysys Inc.	72,866	5,669
*	TTM Technologies Inc.	376,853	5,596
*	NetScout Systems Inc.	252,422	5,465
*	Cohu Inc.	169,528	5,447
*	ACM Research Inc. Class A	175,243	5,419
*	MaxLinear Inc.	276,768	5,380
*	Zeta Global Holdings Corp. Class A	505,708	5,310
*	Appian Corp. Class A	149,414	5,207
*	Schrodinger Inc.	198,268	5,048
		Shares	Market Value• ($000)
	CTS Corp.	112,817	5,027
*	Sprinklr Inc. Class A	384,076	5,005
*	Semtech Corp.	232,698	4,933
*	Jamf Holding Corp.	257,237	4,628
*	Ichor Holdings Ltd.	103,663	4,437
	Adeia Inc.	389,260	4,414
	Shutterstock Inc.	90,026	4,390
*	AvePoint Inc.	540,204	4,322
*,1	PAR Technology Corp.	96,874	4,245
*	Bumble Inc. Class A	368,104	4,215
*	Everbridge Inc.	148,042	4,185
	Benchmark Electronics Inc.	128,619	3,950
*	Intapp Inc.	100,567	3,945
*	Zuora Inc. Class A	484,079	3,911
*	ScanSource Inc.	90,102	3,895
*	PDF Solutions Inc.	111,431	3,788
*	SMART Global Holdings Inc.	175,883	3,741
*,1	SoundHound AI Inc. Class A	497,884	3,694
*	Alkami Technology Inc.	145,732	3,636
*	Couchbase Inc.	126,638	3,556
	Sapiens International Corp. NV	111,894	3,443
*	N-Able Inc.	253,696	3,417
	A10 Networks Inc.	256,388	3,413
*	Model N Inc.	138,166	3,393
*	indie Semiconductor Inc. Class A	547,682	3,390
*	PubMatic Inc. Class A	155,712	3,261
*	TechTarget Inc.	92,373	2,929
*	Amplitude Inc. Class A	246,237	2,920
*	Grid Dynamics Holdings Inc.	204,844	2,763
	PC Connection Inc.	41,571	2,759
*	Vimeo Inc.	555,886	2,663
	Methode Electronics Inc.	123,849	2,638
*	E2open Parent Holdings Inc.	618,402	2,616
*	Navitas Semiconductor Corp.	397,942	2,443
*	Xometry Inc. Class A	123,129	2,408
	Simulations Plus Inc.	57,728	2,396
*	Yext Inc.	388,006	2,297
	Hackett Group Inc.	91,315	2,257
*	SolarWinds Corp.	186,224	2,224
*	Olo Inc. Class A	377,030	2,194
*	Cerence Inc.	146,632	2,185
*	nLight Inc.	163,261	2,160
*	NerdWallet Inc. Class A	122,955	2,074
*	Matterport Inc.	929,426	1,970
*	3D Systems Corp.	475,534	1,969
*	Kimball Electronics Inc.	87,253	1,964
*	SmartRent Inc.	672,930	1,952
*	CEVA Inc.	84,531	1,914
*	BigCommerce Holdings Inc. Series 1	245,336	1,901
*	Alpha & Omega Semiconductor Ltd.	84,855	1,858
*	Mitek Systems Inc.	158,713	1,843
*	Digimarc Corp.	51,698	1,813
*	MeridianLink Inc.	95,302	1,807
*	Bandwidth Inc. Class A	85,946	1,765
*	Mediaalpha Inc. Class A	82,205	1,706
*,1	Aehr Test Systems	100,371	1,633
*,1	MicroVision Inc.	686,418	1,620

21

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Definitive Healthcare Corp.	168,902	1,608
*	Eventbrite Inc. Class A	281,691	1,577
*	Weave Communications Inc.	121,704	1,525
	NVE Corp.	17,579	1,469
*	SEMrush Holdings Inc. Class A	114,454	1,428
*	OneSpan Inc.	145,653	1,400
*	Planet Labs PBC	638,216	1,398
*	Domo Inc. Class B	115,803	1,333
	American Software Inc. Class A	118,028	1,324
*	Unisys Corp.	240,307	1,247
*	EverQuote Inc. Class A	77,670	1,244
*	Grindr Inc.	150,146	1,243
*,1	Applied Digital Corp.	298,029	1,237
*	Enfusion Inc. Class A	137,829	1,195
*	Daktronics Inc.	137,538	1,194
*	Nextdoor Holdings Inc.	533,575	1,169
*	Consensus Cloud Solutions Inc.	71,801	1,143
*	TrueCar Inc.	325,326	1,132
*	Digital Turbine Inc.	347,769	1,102
*	Thoughtworks Holding Inc.	336,583	1,050
*,1	Terawulf Inc.	538,314	1,009
*,1	NextNav Inc.	203,539	871
*	EverCommerce Inc.	85,878	841
*,1	Bit Digital Inc.	320,311	833
	ON24 Inc.	113,113	794
	Immersion Corp.	114,942	776
*	SkyWater Technology Inc.	67,034	775
*	Asure Software Inc.	83,015	774
*	Red Violet Inc.	40,987	732
*	Innodata Inc.	94,531	700
*	Tucows Inc. Class A	35,817	677
*	Rimini Street Inc.	189,300	611
*	Vivid Seats Inc. Class A	88,328	532
*,1	Atomera Inc.	82,149	518
*	Transphorm Inc.	105,523	508
*	Viant Technology Inc. Class A	54,548	496
*	inTEST Corp.	42,332	494
*	Rackspace Technology Inc.	228,955	483
*	eGain Corp.	75,937	465
*,1	Cipher Mining Inc.	153,351	454
*	Expensify Inc. Class A	198,280	412
	Richardson Electronics Ltd.	44,690	393
*	Intevac Inc.	96,406	372
*	FiscalNote Holdings Inc.	222,471	367
*	LivePerson Inc.	285,740	363
*,1	BigBear.ai Holdings Inc.	107,914	363
*	Brightcove Inc.	156,100	346
*	CoreCard Corp.	26,249	335
*	Aeva Technologies Inc.	285,989	289
*,1	Veritone Inc.	94,167	216
*	System1 Inc.	119,872	200
*	CXApp Inc.	7,482	22
*,1	Presto Automation Inc.	11,930	4
*	Veradigm Inc.	348	2
			1,256,131
		Shares	Market Value• ($000)
Telecommunications (1.2%)
	Cogent Communications Holdings Inc.	159,248	12,885
	InterDigital Inc.	96,036	10,278
*	Viavi Solutions Inc.	805,303	7,691
*	Calix Inc.	214,483	7,479
*	Lumen Technologies Inc.	3,667,795	5,942
*	Extreme Networks Inc.	459,159	5,804
*	EchoStar Corp. Class A	442,586	5,802
	Telephone and Data Systems Inc.	359,922	5,507
*	Harmonic Inc.	400,259	5,255
*	Globalstar Inc.	2,548,970	3,976
*	Digi International Inc.	127,461	3,768
*	Infinera Corp.	724,262	3,636
	Shenandoah Telecommunications Co.	176,570	3,295
*	Liberty Latin America Ltd. Class C	496,464	3,237
*	fuboTV Inc.	1,029,561	2,131
*	IDT Corp. Class B	55,624	2,070
	Bel Fuse Inc. Class B	37,879	1,969
*	Gogo Inc.	241,030	1,967
*	Anterix Inc.	46,869	1,861
*,1	Lightwave Logic Inc.	426,226	1,794
*	Xperi Inc.	158,246	1,734
	Adtran Holdings Inc.	282,950	1,610
*	NETGEAR Inc.	104,605	1,568
*	Aviat Networks Inc.	41,384	1,469
*	Clearfield Inc.	47,146	1,422
	ATN International Inc.	39,729	1,332
*	8x8 Inc.	436,904	1,236
*	Consolidated Communications Holdings Inc.	277,460	1,196
	Spok Holdings Inc.	64,738	1,163
*	Ribbon Communications Inc.	322,312	964
*	AST SpaceMobile Inc.	293,803	931
*	Ooma Inc.	87,049	888
*	CommScope Holding Co. Inc.	760,212	886
*	Liberty Latin America Ltd. Class A	131,926	848
*	WideOpenWest Inc.	182,976	732
*	Comtech Telecommunications Corp.	99,715	674
*	Kaltura Inc.	309,922	412
*	KVH Industries Inc.	67,445	320
*	Cambium Networks Corp.	43,989	187
*,1	Akoustis Technologies Inc.	249,528	155
*	DZS Inc.	80,657	119
*,1	Charge Enterprises Inc.	436	—
			116,193
Utilities (2.6%)
*	Casella Waste Systems Inc. Class A	205,281	18,496
	Southwest Gas Holdings Inc.	224,934	15,329
	Portland General Electric Co.	369,807	14,855
	New Jersey Resources Corp.	353,799	14,722
	Brookfield Infrastructure Corp. Class A (XTSE)	436,212	14,469
	Black Hills Corp.	245,549	12,776

22

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Ormat Technologies Inc. (XNYS)	194,659	12,682
	ONE Gas Inc.	200,744	11,964
	ALLETE Inc.	210,109	11,901
	PNM Resources Inc.	311,950	11,389
	Spire Inc.	187,385	11,116
	Northwestern Energy Group Inc.	224,144	10,741
	American States Water Co.	135,062	9,645
	California Water Service Group	210,152	9,644
	Avista Corp.	278,973	9,262
	MGE Energy Inc.	132,593	8,379
	Chesapeake Utilities Corp.	77,397	7,897
	SJW Group	116,335	6,405
	Northwest Natural Holding Co.	130,873	4,808
	Middlesex Water Co.	63,757	3,245
	Unitil Corp.	58,205	2,966
*	Sunnova Energy International Inc.	385,951	2,810
*	Enviri Corp.	286,145	2,249
	York Water Co.	51,370	1,818
	Consolidated Water Co. Ltd.	54,652	1,615
*	Altus Power Inc.	232,528	1,584
	Aris Water Solutions Inc. Class A	109,381	1,317
	Genie Energy Ltd. Class B	72,002	1,313
	Artesian Resources Corp. Class A	32,886	1,134
	Excelerate Energy Inc. Class A	65,877	1,034
*	Pure Cycle Corp.	72,262	720
*,1	NuScale Power Corp.	195,188	605
	Global Water Resources Inc.	42,158	546
	RGC Resources Inc.	28,433	533
*	Cadiz Inc.	145,479	422
*	Vertex Energy Inc.	235,867	318
		Shares	Market Value• ($000)
*,1	Li-Cycle Holdings Corp.	499,673	180
			240,889
Total Common Stocks (Cost $9,814,055)			9,322,293
Warrant (0.0%)
*	Cassava Sciences Inc. Exp. 11/15/24 (Cost $—)	1	—
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[5,6]	Vanguard Market Liquidity Fund, 5.400% (Cost $211,761)	2,118,252	211,804
Total Investments (101.5%) (Cost $10,025,816)			9,534,097
Other Assets and Liabilities—Net (-1.5%)			(144,626)
Net Assets (100%)			9,389,471
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $157,609,000.
2	Restricted securities totaling $338,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $170,203,000 was received for securities on loan, of which $169,623,000 is held in Vanguard Market Liquidity Fund and $580,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	657	67,582	1,744

See accompanying Notes, which are an integral part of the Financial Statements.
23

Russell 2000 Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,814,055)	9,322,293
Affiliated Issuers (Cost $211,761)	211,804
Total Investments in Securities	9,534,097
Investment in Vanguard	259
Cash	13,724
Cash Collateral Pledged—Futures Contracts	3,550
Receivables for Investment Securities Sold	12,491
Receivables for Accrued Income	7,343
Receivables for Capital Shares Issued	112
Variation Margin Receivable—Futures Contracts	363
Total Assets	9,571,939
Liabilities
Payables for Investment Securities Purchased	11,753
Collateral for Securities on Loan	170,203
Payables for Capital Shares Redeemed	162
Payables to Vanguard	350
Total Liabilities	182,468
Net Assets	9,389,471
1 Includes $157,609,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	10,775,026
Total Distributable Earnings (Loss)	(1,385,555)
Net Assets	9,389,471

ETF Shares—Net Assets
Applicable to 107,750,030 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,873,184
Net Asset Value Per Share—ETF Shares	$82.35

Institutional Shares—Net Assets
Applicable to 1,638,495 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	516,287
Net Asset Value Per Share—Institutional Shares	$315.10

See accompanying Notes, which are an integral part of the Financial Statements.
24

Russell 2000 Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	46,197
Interest[2]	935
Securities Lending—Net	4,351
Total Income	51,483
Expenses
The Vanguard Group—Note B
Investment Advisory Services	85
Management and Administrative—ETF Shares	2,717
Management and Administrative—Institutional Shares	151
Marketing and Distribution—ETF Shares	186
Marketing and Distribution—Institutional Shares	9
Custodian Fees	287
Shareholders’ Reports—ETF Shares	221
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	3
Other Expenses	9
Total Expenses	3,672
Expenses Paid Indirectly	(20)
Net Expenses	3,652
Net Investment Income	47,831
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	191,443
Futures Contracts	1,105
Realized Net Gain (Loss)	192,548
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	494,650
Futures Contracts	2,033
Change in Unrealized Appreciation (Depreciation)	496,683
Net Increase (Decrease) in Net Assets Resulting from Operations	737,062
1	Dividends are net of foreign withholding taxes of $65,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $865,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $236,052,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Russell 2000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	47,831	102,830
Realized Net Gain (Loss)	192,548	(40,387)
Change in Unrealized Appreciation (Depreciation)	496,683	226,212
Net Increase (Decrease) in Net Assets Resulting from Operations	737,062	288,655
Distributions
ETF Shares	(65,405)	(89,739)
Institutional Shares	(4,503)	(7,681)
Total Distributions	(69,908)	(97,420)
Capital Share Transactions
ETF Shares	1,790,020	1,021,035
Institutional Shares	3,406	(25,904)
Net Increase (Decrease) from Capital Share Transactions	1,793,426	995,131
Total Increase (Decrease)	2,460,580	1,186,366
Net Assets
Beginning of Period	6,928,891	5,742,525
End of Period	9,389,471	6,928,891

See accompanying Notes, which are an integral part of the Financial Statements.
26

Russell 2000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021[1]	2020[1]	2019[1]
Net Asset Value, Beginning of Period	$76.28	$74.02	$91.28	$62.69	$59.88	$69.56
Investment Operations
Net Investment Income[2]	.483	1.207	1.030	.865	.810	.797
Net Realized and Unrealized Gain (Loss) on Investments	6.308	2.207	(17.254)	28.550	2.815	(9.704)
Total from Investment Operations	6.791	3.414	(16.224)	29.415	3.625	(8.907)
Distributions
Dividends from Net Investment Income	(.721)	(1.154)	(1.036)	(.825)	(.815)	(.773)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.721)	(1.154)	(1.036)	(.825)	(.815)	(.773)
Net Asset Value, End of Period	$82.35	$76.28	$74.02	$91.28	$62.69	$59.88
Total Return	8.98%	4.75%	-17.88%	47.15%	6.12%	-12.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,873	$6,455	$5,255	$6,223	$1,802	$1,464
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.64%	1.26%	1.02%	1.37%	1.30%
Portfolio Turnover Rate[4]	3%	15%	19%	23%	19%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Russell 2000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$291.86	$283.22	$349.26	$239.84	$229.03	$266.12
Investment Operations
Net Investment Income[1]	1.929	4.671	4.063	3.360	3.208	3.078
Net Realized and Unrealized Gain (Loss) on Investments	24.097	8.434	(66.085)	109.242	10.710	(37.106)
Total from Investment Operations	26.026	13.105	(62.022)	112.602	13.918	(34.028)
Distributions
Dividends from Net Investment Income	(2.786)	(4.465)	(4.018)	(3.182)	(3.108)	(3.062)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.786)	(4.465)	(4.018)	(3.182)	(3.108)	(3.062)
Net Asset Value, End of Period	$315.10	$291.86	$283.22	$349.26	$239.84	$229.03
Total Return	9.00%	4.76%	-17.88%	47.19%	6.15%	-12.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$516	$474	$487	$619	$630	$859
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.67%	1.29%	1.08%	1.41%	1.32%
Portfolio Turnover Rate[3]	3%	15%	19%	23%	19%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Russell 2000 Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
29

Russell 2000 Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
30

Russell 2000 Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $259,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $20,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
31

Russell 2000 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,321,666	338	289	9,322,293
Warrant	—	—	—	—
Temporary Cash Investments	211,804	—	—	211,804
Total	9,533,470	338	289	9,534,097
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,744	—	—	1,744
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,063,817
Gross Unrealized Appreciation	1,294,920
Gross Unrealized Depreciation	(1,822,896)
Net Unrealized Appreciation (Depreciation)	(527,976)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $1,064,194,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $247,659,000 of investment securities and sold $240,709,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,622,623,000 and $865,549,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $22,301,000 and sales were $20,148,000, resulting in net realized loss of $4,929,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
32

Russell 2000 Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,656,669	34,325	2,621,028	35,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(866,649)	(11,200)	(1,599,993)	(22,075)
Net Increase (Decrease)—ETF Shares	1,790,020	23,125	1,021,035	13,625
Institutional Shares
Issued	39,168	136	142,600	509
Issued in Lieu of Cash Distributions	4,067	14	7,193	27
Redeemed	(39,829)	(136)	(175,697)	(632)
Net Increase (Decrease)—Institutional Shares	3,406	14	(25,904)	(96)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
33

Russell 2000 Value Index Fund
Fund Allocation
As of February 29, 2024
Basic Materials	4.2%
Consumer Discretionary	14.0
Consumer Staples	2.1
Energy	9.7
Financials	24.8
Health Care	9.4
Industrials	15.5
Real Estate	10.1
Technology	5.5
Telecommunications	1.1
Utilities	3.6
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
34

Russell 2000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (4.2%)
	Commercial Metals Co.	80,783	4,362
	UFP Industries Inc.	35,093	4,023
	Boise Cascade Co.	27,408	3,725
	Avient Corp.	62,728	2,539
	Mueller Industries Inc.	43,834	2,252
	Carpenter Technology Corp.	33,849	2,188
*	Uranium Energy Corp.	261,432	1,694
	Minerals Technologies Inc.	22,560	1,632
	Tronox Holdings plc	80,552	1,184
	Hecla Mining Co.	332,199	1,176
	Stepan Co.	12,947	1,155
	Koppers Holdings Inc.	13,889	786
*	Worthington Steel Inc.	21,189	671
*	Constellium SE	33,882	657
	Mativ Holdings Inc.	37,480	651
*	TimkenSteel Corp.	29,951	651
*	Perimeter Solutions SA	104,981	638
*	US Silica Holdings Inc.	51,910	597
*	Coeur Mining Inc.	227,827	590
	Ryerson Holding Corp.	18,059	570
	Haynes International Inc.	8,607	512
	AdvanSix Inc.	17,957	502
*	Ecovyst Inc.	50,018	483
	Olympic Steel Inc.	6,792	462
*	Clearwater Paper Corp.	11,255	442
*	Encore Energy Corp.	100,993	390
	Radius Recycling Inc.	17,818	352
*	LSB Industries Inc.	36,924	272
	Innospec Inc.	2,071	257
*	Northwest Pipe Co.	6,770	202
	American Vanguard Corp.	16,202	174
*	i-80 Gold Corp.	131,102	165
*	Intrepid Potash Inc.	7,280	154
*	Rayonier Advanced Materials Inc.	43,831	149
*	Piedmont Lithium Inc.	7,814	114
	Caledonia Mining Corp. plc	10,921	108
	FutureFuel Corp.	17,965	107
	GrafTech International Ltd.	59,501	105
*	Energy Fuels Inc.	14,597	92
	Tredegar Corp.	17,604	77
	Kaiser Aluminum Corp.	877	64
*	Glatfelter Corp.	28,517	64
*	Contango ORE Inc.	2,806	48
*	Origin Materials Inc.	79,846	47
*	Dakota Gold Corp.	13,134	28
	Valhi Inc.	1,703	23
		Shares	Market Value• ($000)
*	5e Advanced Materials Inc.	3,954	7
			37,141
Consumer Discretionary (14.0%)
*	Taylor Morrison Home Corp.	71,501	4,048
	Meritage Homes Corp.	25,144	3,964
*	Light & Wonder Inc.	33,477	3,365
	KB Home	49,182	3,267
	Signet Jewelers Ltd.	30,816	3,136
*	Asbury Automotive Group Inc.	14,322	2,991
*	Carvana Co.	37,098	2,817
	MDC Holdings Inc.	41,395	2,595
	Group 1 Automotive Inc.	9,453	2,558
*	M/I Homes Inc.	18,641	2,367
*	Tri Pointe Homes Inc.	66,503	2,353
	American Eagle Outfitters Inc.	97,991	2,327
*	Goodyear Tire & Rubber Co.	194,696	2,313
*	Adient plc	64,893	2,203
	Rush Enterprises Inc. Class A	44,477	2,166
*	Abercrombie & Fitch Co. Class A	16,283	2,080
*	Helen of Troy Ltd.	16,432	2,054
	Foot Locker Inc.	56,843	1,957
	TEGNA Inc.	139,507	1,955
*	SkyWest Inc.	28,091	1,804
	Graham Holdings Co. Class B	2,475	1,738
	Strategic Education Inc.	15,660	1,735
	Century Communities Inc.	19,712	1,701
	MillerKnoll Inc.	51,123	1,562
*	LGI Homes Inc.	13,225	1,509
*	JetBlue Airways Corp.	231,135	1,498
	Winnebago Industries Inc.	20,130	1,444
*	Topgolf Callaway Brands Corp.	98,971	1,409
*	Skyline Champion Corp.	16,248	1,361
*	Central Garden & Pet Co. Class A	35,951	1,355
*	Adtalem Global Education Inc.	27,336	1,353
	LCI Industries	10,591	1,334
	Worthington Enterprises Inc.	21,316	1,324
	HNI Corp.	28,940	1,297
*	ODP Corp.	22,344	1,262
*	Vista Outdoor Inc.	39,731	1,240
*	Urban Outfitters Inc.	29,148	1,211
*	National Vision Holdings Inc.	49,676	1,162
35

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	OPENLANE Inc.	74,235	1,134
	La-Z-Boy Inc.	29,846	1,134
	Dana Inc.	89,708	1,121
*	Beyond Inc.	31,013	1,040
*	Knowles Corp.	61,842	1,011
*	G-III Apparel Group Ltd.	28,441	946
	Caleres Inc.	23,367	902
*	Leslie's Inc.	111,641	882
	Steelcase Inc. Class A	63,738	876
	Red Rock Resorts Inc. Class A	15,078	874
	John Wiley & Sons Inc. Class A	25,054	836
	Perdoceo Education Corp.	44,982	801
*	Sphere Entertainment Co.	18,298	792
*	PROG Holdings Inc.	24,617	760
	Winmark Corp.	1,963	745
	Scholastic Corp.	18,401	726
	Monro Inc.	21,415	719
	Allegiant Travel Co.	9,767	711
*	Green Brick Partners Inc.	12,052	705
*	Beazer Homes USA Inc.	20,271	635
	Interface Inc.	39,443	620
*	American Axle & Manufacturing Holdings Inc.	78,474	543
	Sonic Automotive Inc. Class A	10,089	530
	Krispy Kreme Inc.	40,903	529
	Ethan Allen Interiors Inc.	15,690	525
*	Hovnanian Enterprises Inc. Class A	3,354	525
*	Hawaiian Holdings Inc.	35,013	494
*	MarineMax Inc.	14,699	488
[1]	Spirit Airlines Inc.	75,443	487
*	Sabre Corp.	170,747	453
	Standard Motor Products Inc.	14,149	449
*	Thryv Holdings Inc.	21,310	446
*	Clear Channel Outdoor Holdings Inc.	257,802	443
*	Hanesbrands Inc.	80,820	436
	Guess? Inc.	17,144	435
	Matthews International Corp. Class A	15,009	434
	PriceSmart Inc.	5,130	432
	Smith & Wesson Brands Inc.	31,479	432
	Shoe Carnival Inc.	12,528	411
*	Dream Finders Homes Inc. Class A	9,901	387
	Papa John's International Inc.	4,979	358
	Haverty Furniture Cos. Inc.	10,068	345
*	Clean Energy Fuels Corp.	116,582	344
	A-Mark Precious Metals Inc.	13,088	336
	Gray Television Inc.	54,292	317
	Designer Brands Inc. Class A	29,672	313
	Movado Group Inc.	10,561	303
*	Stagwell Inc.	55,166	295
*	Life Time Group Holdings Inc.	21,183	291
*	Central Garden & Pet Co.	6,469	284
	Sinclair Inc.	18,961	282
*	Universal Technical Institute Inc.	18,535	279
*	AMC Networks Inc. Class A	21,262	275
*	America's Car-Mart Inc.	4,034	272
		Shares	Market Value• ($000)
*	Stoneridge Inc.	14,832	261
*	Six Flags Entertainment Corp.	10,255	260
*	Daily Journal Corp.	754	255
*	Everi Holdings Inc.	21,521	255
	Oxford Industries Inc.	2,514	255
*	Boston Omaha Corp. Class A	15,074	247
	Marcus Corp.	16,673	245
*	Lions Gate Entertainment Corp. Class B	26,796	243
*	Genesco Inc.	7,580	242
	Carrols Restaurant Group Inc.	25,271	239
*	Malibu Boats Inc. Class A	5,346	233
	Rush Enterprises Inc. Class B	4,451	224
*	First Watch Restaurant Group Inc.	8,929	224
*	Cinemark Holdings Inc.	12,612	220
*	Gannett Co. Inc.	99,210	211
*	Cardlytics Inc.	25,125	208
*	Eastman Kodak Co.	38,770	207
*	OneWater Marine Inc. Class A	7,935	206
*	BJ's Restaurants Inc.	5,793	203
*	GoPro Inc. Class A	86,613	203
*	Lindblad Expeditions Holdings Inc.	21,834	202
*	iHeartMedia Inc. Class A	71,323	198
*	Zumiez Inc.	10,960	193
	Laureate Education Inc.	14,087	189
*	Landsea Homes Corp.	13,911	189
*	1-800-Flowers.com Inc. Class A	17,914	187
*	Selectquote Inc.	93,509	181
	Hooker Furnishings Corp.	7,347	180
*	Savers Value Village Inc.	8,869	180
*	JAKKS Pacific Inc.	5,070	178
*	Legacy Housing Corp.	6,832	176
*	El Pollo Loco Holdings Inc.	19,096	173
*	Sun Country Airlines Holdings Inc.	11,503	173
	Johnson Outdoors Inc. Class A	3,729	171
*	Lincoln Educational Services Corp.	16,264	164
*	Sweetgreen Inc. Class A	12,860	164
	Aaron's Co. Inc.	20,733	161
*	Children's Place Inc.	8,196	158
*	Holley Inc.	36,332	156
*	Destination XL Group Inc.	38,524	154
*	Madison Square Garden Entertainment Corp.	3,976	153
*	AMMO Inc.	61,499	146
*	SES AI Corp.	80,939	143
*	Vera Bradley Inc.	17,782	139
*	Tile Shop Holdings Inc.	19,523	136
*	Playstudios Inc.	57,539	136
	Weyco Group Inc.	4,031	130
*	Lions Gate Entertainment Corp. Class A	12,507	121
*	Turtle Beach Corp.	11,010	118
*	Brinker International Inc.	2,526	117
*	Tilly's Inc. Class A	15,028	116
*	WW International Inc.	36,768	115
*	Liquidity Services Inc.	6,382	114
*	Sleep Number Corp.	6,838	113

36

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Hibbett Inc.	1,366	112
	Clarus Corp.	19,287	111
*	Cooper-Standard Holdings Inc.	7,792	110
	Rocky Brands Inc.	4,410	110
	Big Lots Inc.	20,195	109
*	Snap One Holdings Corp.	12,965	107
*	BARK Inc.	88,441	106
*	Lands' End Inc.	10,620	103
*	Stitch Fix Inc. Class A	31,899	103
*	Outbrain Inc.	27,594	102
*	ContextLogic Inc. Class A	15,421	100
*	Bally's Corp.	8,833	99
*	Reservoir Media Inc.	13,719	99
*	Biglari Holdings Inc. Class B	535	93
	Escalade Inc.	6,282	93
*	Chegg Inc.	10,234	92
*	Sportsman's Warehouse Holdings Inc.	24,829	90
*	Latham Group Inc.	25,811	88
*	EW Scripps Co. Class A	20,809	84
	Cato Corp. Class A	12,593	83
	Global Industrial Co.	1,898	83
*	J Jill Inc.	3,270	82
	Upbound Group Inc.	2,401	81
*	ThredUP Inc. Class A	39,280	79
*	Arlo Technologies Inc.	7,451	78
*	Chuy's Holdings Inc.	2,307	78
*	Denny's Corp.	8,368	77
*	VOXX International Corp.	8,473	72
	Purple Innovation Inc.	37,788	70
	Big 5 Sporting Goods Corp.	14,301	69
*	SeaWorld Entertainment Inc.	1,333	68
*,1	Vuzix Corp.	38,401	65
*	Allbirds Inc. Class A	70,577	64
*	Vizio Holding Corp. Class A	5,386	59
*	Blink Charging Co.	18,321	58
*	Traeger Inc.	26,051	58
*	Funko Inc. Class A	8,105	57
*	Emerald Holding Inc.	10,341	55
	Build-A-Bear Workshop Inc.	2,235	54
	Dine Brands Global Inc.	1,055	51
*	Sally Beauty Holdings Inc.	3,964	50
*	Figs Inc. Class A	9,601	50
	Wolverine World Wide Inc.	4,694	48
*	Duluth Holdings Inc. Class B	9,467	45
	Sturm Ruger & Co. Inc.	927	40
*	Fossil Group Inc.	35,296	37
	Climb Global Solutions Inc.	528	36
	NL Industries Inc.	6,036	31
*,1	United Homes Group Inc.	3,907	27
*	Xponential Fitness Inc. Class A	2,624	26
*	2U Inc.	55,774	25
*	Urban One Inc.	8,714	25
	CompX International Inc.	1,090	25
*	Lazydays Holdings Inc.	6,003	24
*	European Wax Center Inc. Class A	1,660	24
	Bowlero Corp. Class A	1,963	24
*	iRobot Corp.	1,923	22
*	Urban One Inc. (XNCM)	5,665	19
	Nathan's Famous Inc.	223	16
*	Full House Resorts Inc.	3,152	16
*	Rent the Runway Inc. Class A	33,728	14
		Shares	Market Value• ($000)
*	Solo Brands Inc. Class A	4,077	11
*	Mondee Holdings Inc.	4,787	11
*	Century Casinos Inc.	2,697	8
*	Smith Douglas Homes Corp.	161	5
			122,934
Consumer Staples (2.1%)
*	BellRing Brands Inc.	66,826	3,806
	Primo Water Corp.	93,252	1,512
	Edgewell Personal Care Co.	34,898	1,333
	Andersons Inc.	22,309	1,233
*	TreeHouse Foods Inc.	31,119	1,114
	Vector Group Ltd.	82,654	922
	Universal Corp.	16,594	797
	Ingles Markets Inc. Class A	9,680	745
	Weis Markets Inc.	11,339	736
*	United Natural Foods Inc.	40,170	627
*	Hain Celestial Group Inc.	61,476	615
	B&G Foods Inc.	48,857	564
	Fresh Del Monte Produce Inc.	23,407	560
	SpartanNash Co.	23,730	500
	Nu Skin Enterprises Inc. Class A	34,298	429
	ACCO Brands Corp.	63,633	355
*	Mission Produce Inc.	28,595	302
	Dole plc	21,313	252
*	Duckhorn Portfolio Inc.	24,290	231
	Limoneira Co.	12,041	222
*	Seneca Foods Corp. Class A	3,608	183
	Oil-Dri Corp. of America	2,499	178
	Village Super Market Inc. Class A	6,061	166
*,1	Waldencast plc Class A	24,808	166
*	Nature's Sunshine Products Inc.	9,063	161
*	Herbalife Ltd.	18,119	160
	Alico Inc.	4,845	134
	Natural Grocers by Vitamin Cottage Inc.	6,437	107
*	HF Foods Group Inc.	26,930	101
	Cal-Maine Foods Inc.	1,725	99
*	GrowGeneration Corp.	39,367	84
	PetMed Express Inc.	14,497	73
*,1	Forafric Global plc	3,913	41
*	Benson Hill Inc.	128,950	32
*	SunOpta Inc.	3,622	25
*	Zevia PBC Class A	7,961	12
*	Brookfield Realty Capital Corp. Class A	2,181	9
			18,586
Energy (9.7%)
	Chord Energy Corp.	28,904	4,695
	Murphy Oil Corp.	102,812	4,079
	Matador Resources Co.	64,373	4,065
	Civitas Resources Inc.	55,903	3,839
	Permian resources Corp.	236,810	3,685
	PBF Energy Inc. Class A	76,994	3,596
	SM Energy Co.	81,632	3,573
	Alpha Metallurgical Resources Inc.	7,425	2,801
	Arcosa Inc.	33,514	2,782
	Patterson-UTI Energy Inc.	229,965	2,661
	Helmerich & Payne Inc.	67,264	2,582
	California Resources Corp.	48,102	2,509
	Equitrans Midstream Corp.	214,163	2,289
	Liberty Energy Inc.	106,678	2,281

37

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	CNX Resources Corp.	108,258	2,268
	Arch Resources Inc.	12,436	2,056
	Warrior Met Coal Inc.	35,745	2,036
	Peabody Energy Corp.	79,019	1,957
	CONSOL Energy Inc.	21,126	1,813
*	Seadrill Ltd.	34,970	1,476
	Archrock Inc.	79,033	1,444
*	Callon Petroleum Co.	42,150	1,313
	Golar LNG Ltd.	64,509	1,309
*	Talos Energy Inc.	92,983	1,226
	Delek US Holdings Inc.	44,254	1,129
*	Gulfport Energy Corp.	7,772	1,104
*	DNOW Inc.	73,265	1,037
	World Kinect Corp.	41,122	1,002
*	Helix Energy Solutions Group Inc.	99,052	891
*	Par Pacific Holdings Inc.	23,424	846
*	Vital Energy Inc.	16,073	809
*	Diamond Offshore Drilling Inc.	69,980	776
	Sitio Royalties Corp. Class A	31,629	722
*	Green Plains Inc.	32,995	703
*	Expro Group Holdings NV	38,503	689
	SunCoke Energy Inc.	57,540	616
	Noble Corp. plc	13,255	554
	Comstock Resources Inc.	63,178	540
*	Dril-Quip Inc.	23,424	529
*	ProPetro Holding Corp.	66,460	492
	Select Water Solutions Inc.	55,028	470
*	MRC Global Inc.	38,128	440
*	Bristow Group Inc.	16,275	439
	RPC Inc.	58,571	433
	Kinetik Holdings Inc.	11,201	396
	Vitesse Energy Inc.	17,240	392
*	FuelCell Energy Inc.	312,483	372
*	SilverBow Resources Inc.	12,978	368
	Berry Corp.	51,886	366
	Crescent Energy Co. Class A	32,259	361
*	REX American Resources Corp.	7,954	350
*	Centrus Energy Corp. Class A	8,445	344
*	Newpark Resources Inc.	52,670	339
	Core Laboratories Inc.	21,951	329
	VAALCO Energy Inc.	66,116	295
	SandRidge Energy Inc.	21,999	287
*	Tellurian Inc.	357,942	284
	Ramaco Resources Inc. Class A	15,893	279
*,1	Stem Inc.	101,094	271
	Northern Oil & Gas Inc.	7,237	259
*	Oil States International Inc.	43,507	235
	Atlas Energy Solutions Inc.	10,152	191
	Kodiak Gas Services Inc.	7,440	190
*	Solid Power Inc.	111,598	183
*	EVgo Inc.	60,659	180
	Magnolia Oil & Gas Corp. Class A	7,913	179
*	SEACOR Marine Holdings Inc.	16,601	174
	Solaris Oilfield Infrastructure Inc. Class A	18,442	156
*	DMC Global Inc.	9,242	154
*	Amplify Energy Corp.	24,854	150
	Granite Ridge Resources Inc.	23,279	143
*	Gevo Inc.	159,215	142
		Shares	Market Value• ($000)
*	Forum Energy Technologies Inc.	6,538	131
*	Ring Energy Inc.	85,510	122
*	Hallador Energy Co.	15,341	117
*,1	Energy Vault Holdings Inc.	66,342	111
*	ProFrac Holding Corp. Class A	13,299	109
	Ranger Energy Services Inc.	10,009	105
	NACCO Industries Inc. Class A	2,782	92
	CVR Energy Inc.	1,923	64
*	KLX Energy Services Holdings Inc.	7,543	61
*	Nabors Industries Ltd. (XNYS)	732	57
*	PrimeEnergy Resources Corp.	563	56
*	Mammoth Energy Services Inc.	15,100	55
*	ESS Tech Inc.	57,759	50
*	Maxeon Solar Technologies Ltd.	7,349	29
	Ramaco Resources Inc. Class B	2,282	27
[1]	HighPeak Energy Inc.	1,283	21
*	Verde Clean Fuels Inc.	193	1
			85,133
Financials (24.7%)
	SouthState Corp.	52,657	4,425
	Essent Group Ltd.	72,431	3,880
	Cadence Bank	126,392	3,499
	Old National Bancorp	202,090	3,320
*	Mr Cooper Group Inc.	44,495	3,172
	Radian Group Inc.	108,572	3,164
	Jackson Financial Inc. Class A	57,178	3,148
	United Bankshares Inc.	90,416	3,137
	Home BancShares Inc.	131,625	3,088
*	American Equity Investment Life Holding Co.	54,089	3,004
	Glacier Bancorp Inc.	77,109	2,885
	Hancock Whitney Corp.	60,026	2,617
*	Enstar Group Ltd.	8,241	2,538
	UMB Financial Corp.	30,674	2,503
	Valley National Bancorp	298,437	2,444
[1]	Blackstone Mortgage Trust Inc. Class A	119,447	2,433
	Associated Banc-Corp.	105,184	2,192
	Ameris Bancorp	45,791	2,122
	Walker & Dunlop Inc.	22,037	2,102
	United Community Banks Inc.	80,051	2,082
	CNO Financial Group Inc.	77,394	2,066
*	Genworth Financial Inc. Class A	319,841	1,967
*	Texas Capital Bancshares Inc.	33,098	1,941
	International Bancshares Corp.	37,139	1,927
	Cathay General Bancorp	48,068	1,877
	First BanCorp (XNYS)	108,909	1,849
	WSFS Financial Corp.	42,377	1,796
*	Axos Financial Inc.	33,821	1,763
	Atlantic Union Bankshares Corp.	52,020	1,730
	Fulton Financial Corp.	111,430	1,716
[1]	Arbor Realty Trust Inc.	127,275	1,705

38

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Community Bank System Inc.	36,841	1,669
	Simmons First National Corp. Class A	86,039	1,652
	Bank of Hawaii Corp.	27,135	1,636
*	Oscar Health Inc. Class A	100,610	1,636
	Independent Bank Corp. (XNGS)	30,599	1,596
	CVB Financial Corp.	92,144	1,568
*	NMI Holdings Inc. Class A	51,487	1,549
	First Interstate BancSystem Inc. Class A	57,248	1,507
	Pacific Premier Bancorp Inc.	65,834	1,505
	ServisFirst Bancshares Inc.	23,201	1,466
	First Financial Bancorp	65,250	1,416
	Seacoast Banking Corp. of Florida	58,363	1,409
	PennyMac Financial Services Inc.	16,554	1,406
	Eastern Bankshares Inc.	107,380	1,387
	BankUnited Inc.	51,610	1,384
	First Merchants Corp.	40,683	1,351
	Banc of California Inc.	90,250	1,320
	Towne Bank	48,327	1,310
	Park National Corp.	9,865	1,268
*	Enova International Inc.	20,015	1,266
	WaFd Inc.	44,849	1,222
	Renasant Corp.	38,003	1,201
	Hamilton Lane Inc. Class A	10,354	1,189
	Stewart Information Services Corp.	18,565	1,169
	OFG Bancorp	32,010	1,159
	WesBanco Inc.	39,700	1,151
	BancFirst Corp.	13,073	1,147
*	Triumph Financial Inc.	15,292	1,147
*	StoneX Group Inc.	16,419	1,137
	Trustmark Corp.	41,880	1,125
	Apollo Commercial Real Estate Finance Inc.	97,715	1,095
	Independent Bank Group Inc.	24,888	1,088
*	Customers Bancorp Inc.	19,684	1,069
	Banner Corp.	23,555	1,033
*	Cannae Holdings Inc.	47,206	1,030
	Horace Mann Educators Corp.	28,265	1,023
	Moelis & Co. Class A	18,926	1,023
	Lakeland Financial Corp.	15,973	1,017
	Northwest Bancshares Inc.	87,698	1,005
	Compass Diversified Holdings	43,436	999
	Enterprise Financial Services Corp.	24,977	997
	Hilltop Holdings Inc.	32,152	993
	NBT Bancorp Inc.	28,783	990
	Heartland Financial USA Inc.	29,084	989
	Ready Capital Corp.	110,255	974
	Navient Corp.	59,723	971
	Virtus Investment Partners Inc.	4,152	965
	Federal Agricultural Mortgage Corp. Class C	5,290	946
	City Holding Co.	9,377	942
	First Bancorp (XNGS)	27,393	935
	Bank of NT Butterfield & Son Ltd.	31,047	928
	Live Oak Bancshares Inc.	23,148	919
		Shares	Market Value• ($000)
	First Commonwealth Financial Corp.	70,463	918
	Mercury General Corp.	18,434	898
	BGC Group Inc. Class A	128,780	895
	FB Financial Corp.	24,427	871
	Hope Bancorp Inc.	79,421	871
	National Bank Holdings Corp. Class A	25,360	858
	Two Harbors Investment Corp.	66,834	847
	PennyMac Mortgage Investment Trust	59,859	846
	Ladder Capital Corp.	77,950	843
	First Busey Corp.	35,778	825
	S&T Bancorp Inc.	26,244	819
	Safety Insurance Group Inc.	9,879	812
	Employers Holdings Inc.	17,638	806
	MFA Financial Inc. REIT	70,416	790
	National Western Life Group Inc. Class A	1,584	769
*	Encore Capital Group Inc.	15,973	767
	Nelnet Inc. Class A	8,877	762
	Provident Financial Services Inc.	50,491	761
	Stellar Bancorp Inc.	31,791	753
	Franklin BSP Realty Trust Inc. REIT	57,264	739
	TriCo Bancshares	21,377	714
	Veritex Holdings Inc.	36,110	709
	Nicolet Bankshares Inc.	8,861	699
	Chimera Investment Corp.	156,519	682
*	PRA Group Inc.	26,555	679
	Peoples Bancorp Inc.	24,041	675
	ARMOUR Residential REIT Inc.	33,767	669
	Sandy Spring Bancorp Inc.	30,201	664
	QCR Holdings Inc.	11,356	647
	Berkshire Hills Bancorp Inc.	29,943	643
	Preferred Bank	8,906	640
	Brightspire Capital Inc.	88,610	612
	OceanFirst Financial Corp.	40,071	609
	German American Bancorp Inc.	19,314	608
	Pathward Financial Inc.	11,940	607
*	LendingClub Corp.	74,613	605
	Claros Mortgage Trust Inc.	62,491	605
	Origin Bancorp Inc.	20,099	600
	Ellington Financial Inc.	52,434	594
	Brookline Bancorp Inc.	60,102	587
	Southside Bancshares Inc.	19,776	567
	Westamerica BanCorp	12,409	567
	1st Source Corp.	11,366	566
	Enact Holdings Inc.	20,419	566
*	Riot Platforms Inc.	39,506	558
	Bank First Corp.	6,426	556
*	SiriusPoint Ltd.	43,441	533
	Banco Latinoamericano de Comercio Exterior SA Class E	18,935	530
	First Bancshares Inc.	21,115	524
	Capitol Federal Financial Inc.	87,808	508
	Artisan Partners Asset Management Inc. Class A	11,710	504
	Lakeland Bancorp Inc.	42,939	502
	ConnectOne Bancorp Inc.	25,218	499
*	Ambac Financial Group Inc.	30,458	498
	Eagle Bancorp Inc.	20,277	483
	Redwood Trust Inc.	78,294	480

39

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Dynex Capital Inc.	38,754	478
	Premier Financial Corp.	24,360	472
*	Lemonade Inc.	29,008	471
	Merchants Bancorp	10,927	468
	First Mid Bancshares Inc.	15,351	465
	Tompkins Financial Corp.	9,533	459
	F&G Annuities & Life Inc.	12,152	459
	Dime Community Bancshares Inc.	24,057	451
	New York Mortgage Trust Inc.	62,588	451
	ProAssurance Corp.	35,835	442
	Heritage Financial Corp.	23,865	438
*	Skyward Specialty Insurance Group Inc.	11,799	432
	Community Trust Bancorp Inc.	10,723	426
	Old Second Bancorp Inc.	29,871	401
*	CrossFirst Bankshares Inc.	31,140	401
	Univest Financial Corp.	19,981	400
	Mercantile Bank Corp.	10,817	399
	KKR Real Estate Finance Trust Inc.	40,517	395
	First Community Bankshares Inc.	11,858	393
	Piper Sandler Cos.	2,071	390
	Amerant Bancorp Inc.	17,763	376
	Business First Bancshares Inc.	16,546	371
	Horizon Bancorp Inc.	29,673	357
	Byline Bancorp Inc.	17,094	356
	TPG RE Finance Trust Inc.	47,502	355
	Midland States Bancorp Inc.	14,363	350
	TrustCo Bank Corp. NY	12,832	350
	Central Pacific Financial Corp.	18,302	342
	Farmers National Banc Corp.	25,144	339
	AMERISAFE Inc.	6,409	338
	Heritage Commerce Corp.	40,743	338
	United Fire Group Inc.	14,462	337
	Independent Bank Corp.	13,756	336
	Cambridge Bancorp	5,238	331
	Equity Bancshares Inc. Class A	10,081	321
	American National Bankshares Inc.	7,102	320
	Great Southern Bancorp Inc.	6,111	319
	Hanmi Financial Corp.	20,957	317
	Camden National Corp.	9,845	313
*	World Acceptance Corp.	2,602	312
[1]	Orchid Island Capital Inc.	36,122	311
	Brightsphere Investment Group Inc.	13,661	310
	Metrocity Bankshares Inc.	12,615	307
	Washington Trust Bancorp Inc.	11,634	299
	First Financial Corp.	7,904	294
	Republic Bancorp Inc. Class A	5,886	290
	HarborOne Bancorp Inc.	28,283	288
	CNB Financial Corp.	14,172	283
	Peapack-Gladstone Financial Corp.	11,614	281
	Amalgamated Financial Corp.	12,171	281
	Southern Missouri Bancorp Inc.	6,541	280
	First Foundation Inc.	35,182	279
		Shares	Market Value• ($000)
	Northfield Bancorp Inc.	27,601	279
	Invesco Mortgage Capital Inc. REIT	30,871	279
	Alerus Financial Corp.	12,352	269
	Universal Insurance Holdings Inc.	13,070	264
	Bar Harbor Bankshares	10,310	260
*	Metropolitan Bank Holding Corp.	6,500	255
	James River Group Holdings Ltd.	25,441	254
	Northeast Bank	4,641	248
	Capstar Financial Holdings Inc.	13,175	247
	Flushing Financial Corp.	19,062	245
	Kearny Financial Corp.	38,593	245
	Arrow Financial Corp.	10,158	244
	SmartFinancial Inc.	10,951	236
	Shore Bancshares Inc.	20,528	233
*	Greenlight Capital Re Ltd. Class A	17,861	226
	MidWestOne Financial Group Inc.	9,835	225
	Burke & Herbert Financial Services Corp.	4,096	224
*	LendingTree Inc.	5,572	220
	South Plains Financial Inc.	8,107	216
	Tiptree Inc.	11,985	210
	HomeTrust Bancshares Inc.	7,914	208
	Summit Financial Group Inc.	7,713	208
	Mid Penn Bancorp Inc.	9,821	207
*	Carter Bankshares Inc.	15,640	206
*	MBIA Inc.	31,363	205
*	Columbia Financial Inc.	12,104	203
	ACNB Corp.	5,737	202
	RBB Bancorp	11,557	199
	West BanCorp Inc.	11,208	195
	Financial Institutions Inc.	10,492	193
	First Business Financial Services Inc.	5,429	192
	Orrstown Financial Services Inc.	7,070	191
	Peoples Financial Services Corp.	4,739	191
	Citizens & Northern Corp.	10,307	189
	First Bank	14,082	189
*	American Coastal Insurance Corp. Class C	13,489	188
	Northrim BanCorp Inc.	3,719	185
	Chicago Atlantic Real Estate Finance Inc.	11,349	185
	NewtekOne Inc.	16,021	185
	Home Bancorp Inc.	4,956	182
	Bank of Marin Bancorp	10,830	180
	Enterprise Bancorp Inc.	6,609	179
	Macatawa Bank Corp.	18,174	178
	Farmers & Merchants Bancorp Inc.	8,764	177
	HBT Financial Inc.	9,165	175
*	Southern First Bancshares Inc.	5,291	174
	HomeStreet Inc.	12,423	173
	Sierra Bancorp	9,289	173
	Primis Financial Corp.	13,974	173
	Hingham Institution for Savings	1,022	172
	Capital City Bank Group Inc.	5,950	169
*	Bridgewater Bancshares Inc.	14,080	167

40

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Granite Point Mortgage Trust Inc.	35,099	166
	Red River Bancshares Inc.	3,314	165
	First of Long Island Corp.	14,683	164
	Guaranty Bancshares Inc.	5,644	162
	Fidelity D&D Bancorp Inc.	3,215	161
	Orange County Bancorp Inc.	3,509	161
	Civista Bancshares Inc.	10,624	160
	First Bancorp Inc. (XNGS)	6,713	159
*	Third Coast Bancshares Inc.	8,231	158
*	Forge Global Holdings Inc.	74,888	156
	MVB Financial Corp.	7,233	155
	Waterstone Financial Inc.	12,035	152
	Donegal Group Inc. Class A	10,681	150
	John Marshall Bancorp Inc.	8,542	149
	Codorus Valley Bancorp Inc.	6,378	147
*	Blue Foundry Bancorp	15,452	146
	BayCom Corp.	6,949	139
	Norwood Financial Corp.	4,935	136
	Northeast Community Bancorp Inc.	8,659	135
	Unity Bancorp Inc.	4,860	133
	Timberland Bancorp Inc.	5,063	133
	Capital Bancorp Inc.	6,437	133
	NexPoint Diversified Real Estate Trust	20,885	132
*	FVCBankcorp Inc.	10,856	131
	Middlefield Banc Corp.	5,330	131
	AFC Gamma Inc.	11,288	130
	Southern States Bancshares Inc.	5,150	128
	Colony Bankcorp Inc.	11,197	127
	Central Valley Community Bancorp	6,707	125
	ChoiceOne Financial Services Inc.	4,705	125
	Parke Bancorp Inc.	7,047	122
	National Bankshares Inc.	3,876	121
	FS Bancorp Inc.	3,601	120
	Plumas Bancorp	3,433	120
	PCB Bancorp	7,355	119
*	Fidelis Insurance Holdings Ltd.	7,857	118
	Five Star Bancorp	4,940	117
	C&F Financial Corp.	2,158	115
*	Ponce Financial Group Inc.	13,007	115
	Evans Bancorp Inc.	3,790	113
	Investors Title Co.	730	113
	Oak Valley Bancorp	4,513	113
	Princeton Bancorp Inc.	3,668	113
*	Ocwen Financial Corp.	4,313	112
	Bankwell Financial Group Inc.	4,340	111
	Regional Management Corp.	4,669	109
	Ames National Corp.	5,765	109
	Chemung Financial Corp.	2,543	108
	Virginia National Bankshares Corp.	3,562	108
	BCB Bancorp Inc.	10,112	106
	ESSA Bancorp Inc.	6,028	105
	Stock Yards Bancorp Inc.	2,298	105
	Citizens Financial Services Inc.	2,221	104
	LCNB Corp.	7,044	99
*	Hippo Holdings Inc.	7,004	98
*	Velocity Financial Inc.	5,911	97
	Penns Woods Bancorp Inc.	4,988	96
		Shares	Market Value• ($000)
	Angel Oak Mortgage REIT Inc.	8,790	92
*	Maiden Holdings Ltd.	65,016	88
	First Community Corp.	5,320	87
	MainStreet Bancshares Inc.	4,822	87
*	eHealth Inc.	13,051	86
	Victory Capital Holdings Inc. Class A	2,202	85
*	Security National Financial Corp. Class A	9,432	81
*	NI Holdings Inc.	5,476	77
	USCB Financial Holdings Inc.	7,018	77
*	First Western Financial Inc.	5,294	75
	Nexpoint Real Estate Finance Inc.	5,340	75
*	Sterling Bancorp Inc.	14,383	72
*	Pioneer Bancorp Inc.	7,732	72
	Bank7 Corp.	2,316	65
	Greene County Bancorp Inc.	2,169	62
*	Luther Burbank Corp.	6,674	61
*	Consumer Portfolio Services Inc.	6,166	54
	MarketWise Inc.	24,347	44
*	Open Lending Corp. Class A	5,872	43
*	SWK Holdings Corp.	2,580	43
*	GoHealth Inc. Class A	2,928	39
*	Finance of America Cos. Inc. Class A	39,695	34
	Blue Ridge Bankshares Inc.	13,052	32
	Esquire Financial Holdings Inc.	592	30
*,1	Bakkt Holdings Inc.	52,149	30
	GCM Grosvenor Inc. Class A	3,328	28
*	OppFi Inc.	8,047	28
	Value Line Inc.	50	2
			217,538
Health Care (9.4%)
*	Neogen Corp.	150,609	2,589
*	Integer Holdings Corp.	22,936	2,530
*	Iovance Biotherapeutics Inc.	158,367	2,520
*	Prestige Consumer Healthcare Inc.	34,458	2,398
*	Biohaven Ltd.	47,290	2,277
*	LivaNova plc	35,119	1,925
*	Intellia Therapeutics Inc.	52,412	1,683
*	Twist Bioscience Corp.	39,439	1,550
*	Crinetics Pharmaceuticals Inc.	37,682	1,543
	Patterson Cos. Inc.	46,646	1,264
*	Recursion Pharmaceuticals Inc. Class A	93,785	1,262
*	NeoGenomics Inc.	79,890	1,246
*	Owens & Minor Inc.	51,056	1,242
*	Agios Pharmaceuticals Inc.	38,147	1,233
*	Veracyte Inc.	50,006	1,178
*	Myriad Genetics Inc.	55,509	1,162
*	Celldex Therapeutics Inc.	23,677	1,138
*	Kura Oncology Inc.	48,484	1,022
*	Avidity Biosciences Inc.	50,816	930
	National HealthCare Corp.	8,590	848
*	Bridgebio Pharma Inc.	23,923	817
*	Ligand Pharmaceuticals Inc.	9,873	783
*	REVOLUTION Medicines Inc.	25,590	754
*	Tarsus Pharmaceuticals Inc.	19,720	754
*	Brookdale Senior Living Inc.	128,164	733

41

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	4D Molecular Therapeutics Inc.	25,150	705
*	Ideaya Biosciences Inc.	14,721	658
*	MiMedx Group Inc.	79,302	647
*	Relay Therapeutics Inc.	61,988	621
*	Vir Biotechnology Inc.	54,552	613
*	Sana Biotechnology Inc.	61,053	613
*	Verve Therapeutics Inc.	35,841	611
*	Avanos Medical Inc.	31,819	591
*	Scholar Rock Holding Corp.	38,128	591
*	Dyne Therapeutics Inc.	21,728	585
*	Editas Medicine Inc.	56,458	568
*	Innoviva Inc.	37,099	567
*	Arcturus Therapeutics Holdings Inc.	14,630	567
*	Vera Therapeutics Inc.	12,038	567
*	Janux Therapeutics Inc.	11,127	538
*	Ironwood Pharmaceuticals Inc.	56,511	533
*	Pediatrix Medical Group Inc.	57,865	529
*	Addus HomeCare Corp.	5,676	524
*	MacroGenics Inc.	29,234	524
*	Ardelyx Inc.	54,647	509
	Embecta Corp.	35,467	506
*	Alphatec Holdings Inc.	37,390	502
*	Arcus Biosciences Inc.	25,822	494
*	REGENXBIO Inc.	28,213	492
*	Quanterix Corp.	20,368	488
*	Edgewise Therapeutics Inc.	29,410	480
*	Amneal Pharmaceuticals Inc.	83,810	463
*	Varex Imaging Corp.	26,683	459
*	Kiniksa Pharmaceuticals Ltd. Class A	21,547	456
*	Zymeworks Inc.	37,278	448
*	Caribou Biosciences Inc.	56,217	445
*	Artivion Inc.	22,975	443
*	Protagonist Therapeutics Inc.	14,587	443
*	Altimmune Inc.	36,305	439
*	Xencor Inc.	19,025	437
*	Pacific Biosciences of California Inc.	78,340	433
*	Fate Therapeutics Inc.	58,212	413
*	Omnicell Inc.	15,603	409
*	Nurix Therapeutics Inc.	32,680	404
*	Deciphera Pharmaceuticals Inc.	23,905	399
*	CareDx Inc.	35,737	380
*	OmniAb Inc.	64,241	375
*	ADMA Biologics Inc.	68,781	369
*	Alpine Immune Sciences Inc.	10,471	369
*	OraSure Technologies Inc.	49,534	356
*	Cytokinetics Inc.	4,857	351
*	Lyell Immunopharma Inc.	119,172	348
*	ORIC Pharmaceuticals Inc.	26,832	342
*	Tango Therapeutics Inc.	30,683	342
*	Theravance Biopharma Inc.	35,440	336
*	Cullinan Oncology Inc.	17,752	328
*,1	Nano-X Imaging Ltd.	29,271	327
*	AdaptHealth Corp.	31,745	325
*	Allogene Therapeutics Inc.	64,860	318
*	Fulgent Genetics Inc.	14,068	317
*	Orthofix Medical Inc.	24,166	316
*	AtriCure Inc.	8,966	314
*	Enhabit Inc.	34,600	311
*	Zimvie Inc.	17,775	301
		Shares	Market Value• ($000)
*	Multiplan Corp.	264,557	296
*	Savara Inc.	58,111	293
*	Inhibrx Inc.	7,966	292
*	Replimune Group Inc.	33,917	291
*	KalVista Pharmaceuticals Inc.	21,262	290
*	LifeStance Health Group Inc.	33,285	278
*,1	OPKO Health Inc.	277,065	277
*	ALX Oncology Holdings Inc.	18,521	272
	HealthStream Inc.	9,845	269
*	PTC Therapeutics Inc.	9,531	269
*	Apogee Therapeutics Inc.	7,683	268
*	MaxCyte Inc.	55,925	257
*,1	Enliven Therapeutics Inc.	16,043	256
*	Nkarta Inc.	20,770	251
*	HilleVax Inc.	13,690	248
*	Anika Therapeutics Inc.	10,026	243
*	Community Health Systems Inc.	86,395	241
*	Taro Pharmaceutical Industries Ltd.	5,637	237
*	Nevro Corp.	16,065	234
*	Olema Pharmaceuticals Inc.	18,445	229
*	EyePoint Pharmaceuticals Inc.	8,410	229
*	Atea Pharmaceuticals Inc.	52,634	227
*	Y-mAbs Therapeutics Inc.	13,451	225
*	Inozyme Pharma Inc.	32,771	208
*	Sutro Biopharma Inc.	41,285	203
*	Larimar Therapeutics Inc.	17,616	203
*	Nuvation Bio Inc.	104,706	196
*	WaVe Life Sciences Ltd.	40,581	195
*	American Well Corp. Class A	179,609	194
*	Entrada Therapeutics Inc.	14,694	194
*	Codexis Inc.	41,236	192
*	Syndax Pharmaceuticals Inc.	8,182	192
*	iTeos Therapeutics Inc.	17,897	192
*	Castle Biosciences Inc.	10,498	190
*	Tenaya Therapeutics Inc.	31,904	190
*	Sharecare Inc.	201,300	189
*	BioCryst Pharmaceuticals Inc.	33,442	188
*	Beam Therapeutics Inc.	4,760	188
*	Celcuity Inc.	11,972	186
*	Poseida Therapeutics Inc.	46,554	184
*	Cogent Biosciences Inc.	26,155	183
*	Dynavax Technologies Corp.	14,198	180
*	Geron Corp. (XNGS)	90,073	180
*	2seventy bio Inc.	34,479	179
*	Annexon Inc.	31,361	175
*	Phathom Pharmaceuticals Inc.	16,389	175
*	Vanda Pharmaceuticals Inc.	38,732	173
*	Aura Biosciences Inc.	19,032	173
*	Enanta Pharmaceuticals Inc.	11,901	171
*	Zevra Therapeutics Inc.	25,004	169
*	Gritstone bio Inc.	59,461	167
*	Mersana Therapeutics Inc.	29,022	158
*	Rocket Pharmaceuticals Inc.	5,377	158
*	ANI Pharmaceuticals Inc.	2,314	157
*	Longboard Pharmaceuticals Inc.	7,001	155
*	Mineralys Therapeutics Inc.	9,911	152
*	Organogenesis Holdings Inc.	42,387	151
*	Agenus Inc.	221,022	148
*	Surgery Partners Inc.	4,772	148
*	Health Catalyst Inc.	17,586	146

42

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Stoke Therapeutics Inc.	18,902	146
*	AngioDynamics Inc.	26,222	144
*	Precigen Inc.	91,413	141
*	Ovid therapeutics Inc.	40,813	139
*	Kodiak Sciences Inc.	22,999	138
*	Monte Rosa Therapeutics Inc.	21,634	137
*	MannKind Corp.	32,645	134
*	Third Harmonic Bio Inc.	13,118	133
*	Liquidia Corp.	9,349	132
*	Erasca Inc.	55,313	132
	Phibro Animal Health Corp. Class A	9,751	126
*	Tyra Biosciences Inc.	6,154	123
*	Sangamo Therapeutics Inc.	102,304	119
*	Butterfly Network Inc.	100,017	119
*	XOMA Corp.	4,853	118
*	Inari Medical Inc.	2,557	118
*	23andMe Holding Co. Class A	205,036	117
*	Viridian Therapeutics Inc.	6,126	115
*,1	Omeros Corp.	25,439	114
*	Quantum-Si Inc.	68,078	114
*,1	IGM Biosciences Inc.	8,947	113
*	Emergent BioSolutions Inc.	34,435	111
*	Acelyrin Inc.	12,975	110
*	ARS Pharmaceuticals Inc.	13,077	109
*	FibroGen Inc.	63,100	108
*	908 Devices Inc.	14,645	108
*	Bluebird Bio Inc.	75,916	106
*	Inogen Inc.	15,681	104
*	Morphic Holding Inc.	2,813	104
*	Compass Therapeutics Inc.	57,636	103
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $525)	50,101	102
*,1	Neumora Therapeutics Inc.	5,421	96
*	Nautilus Biotechnology Inc.	34,374	92
*	Fennec Pharmaceuticals Inc.	9,595	91
*	Adaptive Biotechnologies Corp.	21,900	90
*	Arbutus Biopharma Corp.	31,960	90
*,1	Lexicon Pharmaceuticals Inc.	34,438	86
*	PepGen Inc.	5,041	85
*	BioAtla Inc.	31,194	84
*	Computer Programs and Systems Inc.	9,383	83
*,1	ImmunityBio Inc.	17,279	82
*	Trevi Therapeutics Inc.	27,616	81
*,1	Pulse Biosciences Inc.	8,038	79
*	Protalix BioTherapeutics Inc.	47,105	77
*	Arvinas Inc.	1,662	76
*	Generation Bio Co.	29,458	74
*	Terns Pharmaceuticals Inc.	9,819	72
*	Genelux Corp.	9,785	71
*	Seer Inc.	37,884	69
*	Aveanna Healthcare Holdings Inc.	28,592	68
*	Day One Biopharmaceuticals Inc.	3,936	66
*	Allakos Inc.	43,314	64
*	UroGen Pharma Ltd.	3,510	64
*	Vor BioPharma Inc.	27,692	64
*	AnaptysBio Inc.	2,454	63
*	Cabaletta Bio Inc.	2,666	61
*	Century Therapeutics Inc.	16,710	61
*	Graphite Bio Inc.	18,061	61
		Shares	Market Value• ($000)
*	Novavax Inc.	12,088	60
*	PetIQ Inc.	3,303	60
*	Design Therapeutics Inc.	21,210	59
*	Assertio Holdings Inc.	66,140	58
*	Kezar Life Sciences Inc.	53,021	56
*	Citius Pharmaceuticals Inc.	70,436	54
*	Adicet Bio Inc.	22,530	53
*	PMV Pharmaceuticals Inc.	28,609	53
*	Rallybio Corp.	22,824	53
*	Sage Therapeutics Inc.	2,405	52
	Carisma Therapeutics Inc.	19,918	51
*	Atara Biotherapeutics Inc.	63,187	49
	Cartesian Therapeutics Inc. (XNMS)	64,264	47
*	Eagle Pharmaceuticals Inc.	7,730	45
*	OrthoPediatrics Corp.	1,620	45
*	X4 Pharmaceuticals Inc.	45,992	45
*	Rapt Therapeutics Inc.	5,157	44
*	Zura Bio Ltd.	11,735	43
*	NGM Biopharmaceuticals Inc.	27,932	42
*	Vigil Neuroscience Inc.	12,015	42
*	Astria Therapeutics Inc.	2,917	41
*	ProKidney Corp.	25,279	41
*	Prelude Therapeutics Inc.	9,216	40
*	MeiraGTx Holdings plc	6,256	39
*	BioLife Solutions Inc.	2,081	35
*	Rigel Pharmaceuticals Inc.	23,274	35
*	Ikena Oncology Inc.	24,073	34
*	Biote Corp. Class A	5,637	34
*	Healthcare Services Group Inc.	2,615	33
*	Coherus Biosciences Inc.	14,094	32
*	Acrivon Therapeutics Inc.	6,468	31
*	Cara Therapeutics Inc.	34,662	29
*	Allovir Inc.	38,925	29
*	Seres Therapeutics Inc.	24,273	28
*	Accolade Inc.	2,774	28
*	Travere Therapeutics Inc.	3,678	28
*	Disc Medicine Inc.	413	28
*,1	Cutera Inc.	12,243	27
*	Agiliti Inc.	2,781	27
*	Humacyte Inc.	5,814	25
*	Immuneering Corp. Class A	3,891	24
*	Aadi Bioscience Inc.	12,114	24
*	CVRx Inc.	1,057	21
*	Vicarious Surgical Inc.	43,785	19
*	American Healthcare REIT Inc.	1,209	17
*	Sagimet Biosciences Inc. Class A	2,283	14
*	CareMax Inc.	1,859	14
*	Cargo Therapeutics Inc.	552	13
	Utah Medical Products Inc.	176	12
*	Turnstone Biologics Corp.	2,676	12
*,1	Ocean Biomedical Inc.	6,482	11
*	CG oncology Inc.	239	11
*	Accuray Inc.	3,641	9
*	Heron Therapeutics Inc.	3,269	9
*	Actinium Pharmaceuticals Inc.	1,099	9
*	BrightSpring Health Services Inc.	956	9
*	CorMedix Inc.	2,372	8
*	Reneo Pharmaceuticals Inc.	3,878	6
*	Beyond Air Inc.	2,460	5
*	Fractyl Health Inc.	514	5

43

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	ClearPoint Neuro Inc.	667	4
*	Kyverna Therapeutics Inc.	140	4
*	ArriVent Biopharma Inc.	98	2
*	Metagenomi Inc.	204	2
*	AirSculpt Technologies Inc.	120	1
*,3	PDL BioPharma Inc.	270	—
*,3	OmniAb Inc. 12.5 Earnout	4,268	—
*,3	OmniAb Inc. 15 Earnout	4,268	—
			82,781
Industrials (15.4%)
*	Summit Materials Inc. Class A	82,530	3,525
*	Beacon Roofing Supply Inc.	39,137	3,362
	GATX Corp.	22,961	2,912
*	Knife River Corp.	39,094	2,897
	Matson Inc.	23,820	2,645
*	Itron Inc.	28,518	2,643
	Zurn Elkay Water Solutions Corp.	81,787	2,597
*	Alight Inc. Class A	286,152	2,578
	Encore Wire Corp.	10,392	2,505
*	ASGN Inc.	24,021	2,386
	Moog Inc. Class A	15,641	2,345
	Korn Ferry	36,026	2,293
*	Resideo Technologies Inc.	101,248	2,261
	Enpro Inc.	14,497	2,259
	Scorpio Tankers Inc.	33,001	2,215
	ABM Industries Inc.	45,788	1,892
*	Marqeta Inc. Class A	288,347	1,883
*	Hub Group Inc. Class A	43,542	1,852
*	Kratos Defense & Security Solutions Inc.	99,475	1,814
	UniFirst Corp.	10,372	1,750
*	GMS Inc.	19,408	1,733
*	API Group Corp.	47,848	1,677
*	Chart Industries Inc.	11,480	1,640
*	AAR Corp.	23,448	1,566
	Patrick Industries Inc.	12,989	1,558
*	Masterbrand Inc.	89,736	1,553
	Werner Enterprises Inc.	37,446	1,503
	International Seaways Inc.	28,115	1,488
	ArcBest Corp.	9,924	1,418
	Kennametal Inc.	56,135	1,417
	Textainer Group Holdings Ltd.	27,995	1,397
*	StoneCo. Ltd. Class A	78,695	1,354
	Primoris Services Corp.	34,185	1,351
*	Mirion Technologies Inc.	137,790	1,348
	Granite Construction Inc.	26,146	1,347
	Bread Financial Holdings Inc.	34,412	1,317
*	Hillman Solutions Corp.	134,313	1,308
	AZZ Inc.	17,189	1,251
	Otter Tail Corp.	13,348	1,207
*	CoreCivic Inc.	78,230	1,191
	Barnes Group Inc.	33,689	1,177
	Powell Industries Inc.	6,305	1,168
	Trinity Industries Inc.	45,689	1,160
*	Modine Manufacturing Co.	12,743	1,143
	Terex Corp.	19,212	1,102
	Golden Ocean Group Ltd.	84,682	1,090
	Greenbrier Cos. Inc.	21,006	1,087
	SFL Corp. Ltd.	79,882	1,067
*	JELD-WEN Holding Inc.	58,556	1,066
	Greif Inc. Class A	16,445	1,060
*	American Woodmark Corp.	10,557	1,058
	DHT Holdings Inc.	94,346	1,021
	Belden Inc.	11,136	949
		Shares	Market Value• ($000)
	Teekay Tankers Ltd. Class A	16,453	902
	Kaman Corp.	19,625	899
	Griffon Corp.	11,617	829
	Columbus McKinnon Corp.	19,423	811
	Quanex Building Products Corp.	22,695	785
	ESCO Technologies Inc.	7,439	758
*	PagSeguro Digital Ltd. Class A	53,404	743
*	BlueLinx Holdings Inc.	5,821	738
*	Joby Aviation Inc.	127,635	717
*	Gibraltar Industries Inc.	9,214	714
	Tennant Co.	6,031	683
	TriMas Corp.	28,548	671
	VSE Corp.	9,000	667
*	Proto Labs Inc.	18,136	661
	Astec Industries Inc.	15,636	635
*	SPX Technologies Inc.	5,320	623
*	Triumph Group Inc.	44,292	616
*	Aspen Aerogels Inc.	35,129	604
	Genco Shipping & Trading Ltd.	28,954	591
*	Aurora Innovation Inc.	232,744	591
	Deluxe Corp.	29,931	581
	Nordic American Tankers Ltd.	141,179	575
*	Thermon Group Holdings Inc.	20,340	555
*	Blue Bird Corp.	16,133	546
	Apogee Enterprises Inc.	9,406	538
	First Advantage Corp.	33,803	529
	Kelly Services Inc. Class A	21,528	528
*	Cimpress plc	5,379	527
*,1	Archer Aviation Inc. Class A	104,834	506
*	Repay Holdings Corp.	57,084	496
	Insteel Industries Inc.	12,890	469
*	Air Transport Services Group Inc.	38,772	468
	Ardmore Shipping Corp.	28,707	466
	Heidrick & Struggles International Inc.	13,647	464
*	CECO Environmental Corp.	20,410	462
*	Titan International Inc.	36,077	460
	Gorman-Rupp Co.	12,289	459
	REV Group Inc.	21,781	450
*	Ducommun Inc.	9,216	440
	Heartland Express Inc.	32,270	412
	Argan Inc.	8,729	409
*	Conduent Inc.	118,255	407
	Pactiv Evergreen Inc.	27,543	406
*	Great Lakes Dredge & Dock Corp.	45,127	403
	Eagle Bulk Shipping Inc.	6,365	390
*	Hudson Technologies Inc.	25,272	370
*	Cross Country Healthcare Inc.	19,896	364
	Costamare Inc.	32,049	364
*,1	PureCycle Technologies Inc.	62,218	360
*	Titan Machinery Inc.	14,163	357
	Ennis Inc.	17,527	356
	Dorian LPG Ltd.	9,756	353
*	Astronics Corp.	18,068	346
*	ACI Worldwide Inc.	10,224	337
*	Manitowoc Co. Inc.	23,972	334
*	DXP Enterprises Inc.	9,362	333
*	Tutor Perini Corp.	29,178	331
	Miller Industries Inc.	7,177	323

44

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Teekay Corp.	42,688	323
*	Paysafe Ltd.	22,318	321
	HB Fuller Co.	4,028	320
*	Nikola Corp.	427,386	318
*	Donnelley Financial Solutions Inc.	4,887	316
*	Sterling Check Corp.	20,142	316
	FTAI Infrastructure Inc.	68,085	312
	Resources Connection Inc.	22,301	308
*	V2X Inc.	7,934	305
*	Evolv Technologies Holdings Inc.	64,027	305
*	Vishay Precision Group Inc.	8,533	295
	Covenant Logistics Group Inc.	5,739	279
	National Presto Industries Inc.	3,553	275
*	Sterling Infrastructure Inc.	2,577	275
	Standex International Corp.	1,544	267
*	O-I Glass Inc.	15,788	267
*	FARO Technologies Inc.	11,893	266
*	Green Dot Corp. Class A	31,932	262
	Overseas Shipholding Group Inc. Class A	42,583	259
	Albany International Corp. Class A	2,739	257
	Greif Inc. Class B	4,014	257
*	Limbach Holdings Inc.	5,175	255
*	Fluor Corp.	6,755	249
*	BrightView Holdings Inc.	28,456	248
*	TrueBlue Inc.	20,880	245
*	RXO Inc.	10,646	229
*	Advantage Solutions Inc.	59,672	227
	Safe Bulkers Inc.	45,821	213
	Pangaea Logistics Solutions Ltd.	25,106	210
	Park Aerospace Corp.	12,816	195
*	Hyliion Holdings Corp.	104,287	190
	Luxfer Holdings plc	18,235	181
	EnerSys	1,956	180
*	Willdan Group Inc.	8,376	175
*	Virgin Galactic Holdings Inc.	98,726	172
	Flex LNG Ltd.	6,694	169
	Park-Ohio Holdings Corp.	5,857	157
	Universal Logistics Holdings Inc.	4,635	157
*	Aersale Corp.	17,568	155
	Marten Transport Ltd.	8,000	151
*	Radiant Logistics Inc.	24,888	144
*	Ranpak Holdings Corp.	29,579	141
	Kronos Worldwide Inc.	14,952	136
*	Hireright Holdings Corp.	9,364	133
	Quad/Graphics Inc.	21,818	131
*	Blade Air Mobility Inc.	40,711	129
*	Commercial Vehicle Group Inc.	19,601	128
*	Gencor Industries Inc.	7,719	127
	Himalaya Shipping Ltd.	15,824	125
	Preformed Line Products Co.	902	124
*,1	Microvast Holdings Inc.	144,609	124
*,1	Desktop Metal Inc. Class A	199,963	122
*	Mistras Group Inc.	13,907	120
*	BlackSky Technology Inc.	82,018	117
*	AvidXchange Holdings Inc.	8,689	116
*	Acacia Research Corp.	27,093	109
*	Atmus Filtration Technologies Inc.	4,505	108
		Shares	Market Value• ($000)
	Trinseo plc	23,354	105
*	Atlanticus Holdings Corp.	3,134	104
*	Willis Lease Finance Corp.	2,135	102
*	CS Disco Inc.	15,126	101
*	NV5 Global Inc.	930	95
*	DHI Group Inc.	30,147	85
*	Core Molding Technologies Inc.	4,493	83
*	Mayville Engineering Co. Inc.	6,773	83
*	Cantaloupe Inc.	12,320	80
*,1	Danimer Scientific Inc.	56,968	76
*	CryoPort Inc.	4,023	71
*,1	Terran Orbital Corp.	65,383	71
	LSI Industries Inc.	4,878	70
*	Iteris Inc.	12,891	67
*	PAM Transportation Services Inc.	3,562	66
*,1,3	Tingo Group Inc.	93,192	64
	Cass Information Systems Inc.	1,171	57
*	Concrete Pumping Holdings Inc.	6,922	57
	Information Services Group Inc.	11,946	52
*	Babcock & Wilcox Enterprises Inc.	39,847	51
	Barrett Business Services Inc.	379	46
*,1	Workhorse Group Inc.	136,066	46
*	Performant Financial Corp.	12,674	37
*	Skillsoft Corp.	2,999	37
*	INNOVATE Corp.	34,754	27
*	Distribution Solutions Group Inc.	649	20
	EVI Industries Inc.	591	13
*	Southland Holdings Inc.	2,660	12
*	Eos Energy Enterprises Inc.	8,035	8
*	CompoSecure Inc.	1,627	8
			135,887
Other (0.0%)[4]
*	Alto Neuroscience Inc.	136	2
*,3	Aduro Biotech Inc. CVR	724	—
			2
Real Estate (10.1%)
	Terreno Realty Corp.	57,181	3,677
	Kite Realty Group Trust	150,368	3,219
	PotlatchDeltic Corp.	54,648	2,471
	Macerich Co.	149,648	2,456
	Phillips Edison & Co. Inc.	67,611	2,415
	Apple Hospitality REIT Inc.	148,951	2,397
	Essential Properties Realty Trust Inc.	96,183	2,298
	Independence Realty Trust Inc.	156,043	2,284
	Sabra Health Care REIT Inc.	159,855	2,219
	SL Green Realty Corp.	44,922	2,178
	Broadstone Net Lease Inc.	129,925	1,937
	Innovative Industrial Properties Inc.	19,325	1,894
	COPT Defense Properties	77,948	1,889
	SITE Centers Corp.	131,740	1,789
	LXP Industrial Trust	200,546	1,737
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	67,642	1,703

45

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Sunstone Hotel Investors Inc.	144,062	1,612
	National Health Investors Inc.	26,063	1,498
	Douglas Emmett Inc.	111,980	1,480
	CareTrust REIT Inc.	62,943	1,420
	DigitalBridge Group Inc.	76,110	1,398
	DiamondRock Hospitality Co.	145,563	1,368
	Urban Edge Properties	79,583	1,354
	Four Corners Property Trust Inc.	55,821	1,350
*	Equity Commonwealth	70,730	1,332
	Pebblebrook Hotel Trust	81,767	1,295
	RLJ Lodging Trust	107,295	1,274
	InvenTrust Properties Corp.	46,783	1,181
	JBG SMITH Properties	69,769	1,157
*	Cushman & Wakefield plc	114,209	1,141
	Xenia Hotels & Resorts Inc.	73,868	1,133
*	Opendoor Technologies Inc.	361,843	1,114
	Retail Opportunity Investments Corp.	84,672	1,095
	Tanger Inc.	37,694	1,086
	Acadia Realty Trust	64,305	1,054
	Newmark Group Inc. Class A	94,448	1,019
*	GEO Group Inc.	82,848	1,016
	Global Net Lease Inc.	133,830	965
	Uniti Group Inc.	163,820	960
	Empire State Realty Trust Inc. Class A	90,887	906
	LTC Properties Inc.	28,228	888
	Getty Realty Corp.	32,840	866
	Alexander & Baldwin Inc.	49,950	812
	NETSTREIT Corp.	47,515	799
	Veris Residential Inc.	54,404	794
	Easterly Government Properties Inc.	65,917	778
	Elme Communities	60,443	778
	Outfront Media Inc.	54,069	777
	Service Properties Trust	113,380	771
*	Apartment Investment and Management Co. Class A	100,546	742
	American Assets Trust Inc.	33,567	724
	Kennedy-Wilson Holdings Inc.	82,232	722
	Safehold Inc.	33,476	673
	Plymouth Industrial REIT Inc.	30,358	655
	Hudson Pacific Properties Inc.	94,975	602
	Centerspace	10,402	578
	Paramount Group Inc.	127,259	564
	Diversified Healthcare Trust	164,327	539
	Piedmont Office Realty Trust Inc. Class A	84,950	533
	UMH Properties Inc.	34,075	525
	Brandywine Realty Trust	116,925	503
	Armada Hoffler Properties Inc.	46,378	472
	Summit Hotel Properties Inc.	72,017	462
*	Forestar Group Inc.	12,632	426
*	Anywhere Real Estate Inc.	67,201	421
	Whitestone REIT	33,525	413
	Marcus & Millichap Inc.	10,340	379
	Global Medical REIT Inc.	42,057	376
	Farmland Partners Inc.	30,732	363
	Peakstone Realty Trust REIT	24,879	343
		Shares	Market Value• ($000)
	Chatham Lodging Trust	33,203	339
	NexPoint Residential Trust Inc.	10,923	319
	Gladstone Land Corp.	23,061	300
	Gladstone Commercial Corp.	22,548	279
*	FRP Holdings Inc.	4,551	274
	Ares Commercial Real Estate Corp.	35,701	269
	CTO Realty Growth Inc.	15,143	258
*	Tejon Ranch Co.	14,441	240
	One Liberty Properties Inc.	11,225	227
	Postal Realty Trust Inc. Class A	14,062	201
	Community Healthcare Trust Inc.	6,094	165
	Orion Office REIT Inc.	39,293	138
*	Star Holdings	11,007	136
	Alpine Income Property Trust Inc.	8,645	135
	BRT Apartments Corp.	7,956	123
	City Office REIT Inc.	26,314	120
	Braemar Hotels & Resorts Inc.	46,442	106
	RE/MAX Holdings Inc. Class A	12,465	106
*	Compass Inc. Class A	26,904	106
	Douglas Elliman Inc.	57,702	106
	CBL & Associates Properties Inc.	4,493	104
	Office Properties Income Trust	32,043	86
*	Stratus Properties Inc.	3,784	83
	RMR Group Inc. Class A	3,058	75
*	Transcontinental Realty Investors Inc.	878	34
	Saul Centers Inc.	711	26
*	American Realty Investors Inc.	1,043	20
	Clipper Realty Inc.	1,264	6
*	Maui Land & Pineapple Co. Inc.	193	4
			88,434
Technology (5.5%)
*	Synaptics Inc.	25,088	2,511
	Amkor Technology Inc.	78,101	2,423
*	Sanmina Corp.	37,093	2,344
	Vishay Intertechnology Inc.	89,332	1,943
*	Ziff Davis Inc.	24,616	1,693
*	LiveRamp Holdings Inc.	45,516	1,592
*	Cleanspark Inc.	90,680	1,516
	Xerox Holdings Corp.	81,057	1,512
*	ePlus Inc.	17,396	1,433
*	Ultra Clean Holdings Inc.	30,577	1,321
*	Veeco Instruments Inc.	35,223	1,275
*	Parsons Corp.	15,519	1,251
*	Photronics Inc.	41,992	1,209
*	TTM Technologies Inc.	71,233	1,058
*	NetScout Systems Inc.	47,690	1,033
*	Cohu Inc.	32,086	1,031
*,1	IonQ Inc.	93,186	965
*	Semtech Corp.	43,950	932
*	Onto Innovation Inc.	4,815	887
*	ACM Research Inc. Class A	27,755	858
*	Ichor Holdings Ltd.	19,605	839
*	Squarespace Inc. Class A	24,145	804
*	Bumble Inc. Class A	69,586	797
	Benchmark Electronics Inc.	24,345	748

46

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*,1	PAR Technology Corp.	16,889	740
*	ScanSource Inc.	17,005	735
*	Magnite Inc.	53,601	644
*	Ambarella Inc.	10,102	564
*	SMART Global Holdings Inc.	26,005	553
	Kulicke & Soffa Industries Inc.	11,363	541
	PC Connection Inc.	7,886	523
*	PubMatic Inc. Class A	24,095	505
*	E2open Parent Holdings Inc.	118,928	503
	Methode Electronics Inc.	23,425	499
*,1	C3.ai Inc. Class A	13,307	492
*	Diodes Inc.	6,672	454
*	Vimeo Inc.	91,184	437
*	SolarWinds Corp.	35,101	419
*	Cerence Inc.	27,734	413
*	nLight Inc.	30,800	408
*	Xometry Inc. Class A	20,700	405
*	Navitas Semiconductor Corp.	63,272	389
*	Matterport Inc.	179,790	381
*	3D Systems Corp.	89,841	372
*	SmartRent Inc.	126,686	367
*	Rogers Corp.	3,178	356
*	Alpha & Omega Semiconductor Ltd.	15,942	349
*	PROS Holdings Inc.	8,700	311
*	Kimball Electronics Inc.	12,594	284
*	Bandwidth Inc. Class A	12,845	264
*	Unisys Corp.	45,675	237
*	Daktronics Inc.	25,930	225
*	TrueCar Inc.	61,606	214
*	Definitive Healthcare Corp.	22,209	211
*	Plexus Corp.	2,173	205
*	Fastly Inc. Class A	13,606	194
*	Terawulf Inc.	101,806	191
*	Olo Inc. Class A	30,197	176
*	CommVault Systems Inc.	1,727	165
*	Digital Turbine Inc.	48,488	154
	ON24 Inc.	21,244	149
	Immersion Corp.	21,385	144
*,1	Bit Digital Inc.	50,318	131
*	Asure Software Inc.	12,726	119
	Adeia Inc.	9,733	110
*	MeridianLink Inc.	5,633	107
*	Grid Dynamics Holdings Inc.	7,426	100
*	Rackspace Technology Inc.	45,436	96
*	Verint Systems Inc.	2,970	94
*	Consensus Cloud Solutions Inc.	5,652	90
*	Nextdoor Holdings Inc.	39,453	86
*	Tucows Inc. Class A	4,209	80
*	Cipher Mining Inc.	26,126	77
*	N-Able Inc.	5,381	73
*	Vivid Seats Inc. Class A	12,181	73
*	Brightcove Inc.	32,190	71
	Richardson Electronics Ltd.	7,961	70
*	Intevac Inc.	16,754	65
*	Aeva Technologies Inc.	58,827	59
*	Mediaalpha Inc. Class A	2,798	58
	American Software Inc. Class A	4,957	56
*	FiscalNote Holdings Inc.	33,572	55
*	Planet Labs PBC	22,967	50
*	CEVA Inc.	2,143	49
*	indie Semiconductor Inc. Class A	6,814	42
		Shares	Market Value• ($000)
*	System1 Inc.	23,014	38
	Hackett Group Inc.	1,493	37
*	EverCommerce Inc.	3,709	36
	NVE Corp.	421	35
*	Eventbrite Inc. Class A	5,487	31
*	Atomera Inc.	4,531	29
*	EverQuote Inc. Class A	1,367	22
*	Mitek Systems Inc.	1,737	20
*	OneSpan Inc.	2,109	20
*	NextNav Inc.	3,358	14
			48,241
Telecommunications (1.1%)
*	Lumen Technologies Inc.	693,011	1,123
*	EchoStar Corp. Class A	83,690	1,097
	Telephone and Data Systems Inc.	68,049	1,041
	Cogent Communications Holdings Inc.	11,174	904
	Shenandoah Telecommunications Co.	33,419	624
*	Liberty Latin America Ltd. Class C	94,906	619
*	fuboTV Inc.	194,644	403
	Bel Fuse Inc. Class B	6,651	346
*	Gogo Inc.	41,399	338
*	Xperi Inc.	30,612	335
	Adtran Holdings Inc.	53,632	305
*	NETGEAR Inc.	19,886	298
*	Aviat Networks Inc.	7,831	278
*	Viavi Solutions Inc.	26,603	254
	ATN International Inc.	7,476	251
	Spok Holdings Inc.	12,228	220
*	Consolidated Communications Holdings Inc.	46,798	202
*	Ribbon Communications Inc.	61,068	182
*	Liberty Latin America Ltd. Class A	23,924	154
*	WideOpenWest Inc.	34,068	136
*	Comtech Telecommunications Corp.	18,405	124
*	IDT Corp. Class B	2,547	95
*	Globalstar Inc.	58,726	92
*	Digi International Inc.	2,845	84
*	KVH Industries Inc.	12,213	58
*	Anterix Inc.	812	32
*	DZS Inc.	16,288	24
			9,619
Utilities (3.6%)
	Southwest Gas Holdings Inc.	42,642	2,906
	Portland General Electric Co.	70,120	2,817
	Brookfield Infrastructure Corp. Class A (XTSE)	73,880	2,451
	Black Hills Corp.	46,585	2,424
	ONE Gas Inc.	38,109	2,271
	ALLETE Inc.	39,921	2,261
	Spire Inc.	35,610	2,112
	Northwestern Energy Group Inc.	42,588	2,041
	PNM Resources Inc.	53,003	1,935
	Avista Corp.	53,010	1,760
	New Jersey Resources Corp.	32,053	1,334
	California Water Service Group	27,193	1,248
	SJW Group	21,960	1,209

47

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Northwest Natural Holding Co.	24,709	908
	Ormat Technologies Inc. (XNYS)	13,166	858
	MGE Energy Inc.	12,321	778
	Chesapeake Utilities Corp.	5,212	532
*	Enviri Corp.	54,250	426
	Unitil Corp.	7,833	399
*	Altus Power Inc.	43,952	299
*	Sunnova Energy International Inc.	37,624	274
	Aris Water Solutions Inc. Class A	19,129	230
	Consolidated Water Co. Ltd.	7,369	218
	Genie Energy Ltd. Class B	6,237	114
	RGC Resources Inc.	5,256	99
	Artesian Resources Corp. Class A	1,758	61
	Excelerate Energy Inc. Class A	2,878	45
*,1	Li-Cycle Holdings Corp.	102,611	37
			32,047
Total Common Stocks (Cost $891,128)			878,343
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[5,6]	Vanguard Market Liquidity Fund, 5.400% (Cost $8,630)	86,345	8,634
Total Investments (100.8%) (Cost $899,758)			886,977
Other Assets and Liabilities—Net (-0.8%)			(7,105)
Net Assets (100%)			879,872
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,969,000.
2	Restricted securities totaling $102,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $7,905,000 was received for securities on loan, of which $7,862,000 is held in Vanguard Market Liquidity Fund and $43,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
48

Russell 2000 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	15	1,543	55

See accompanying Notes, which are an integral part of the Financial Statements.
49

Russell 2000 Value Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $891,128)	878,343
Affiliated Issuers (Cost $8,630)	8,634
Total Investments in Securities	886,977
Investment in Vanguard	30
Cash	43
Cash Collateral Pledged—Futures Contracts	100
Receivables for Investment Securities Sold	2,778
Receivables for Accrued Income	1,110
Receivables for Capital Shares Issued	36
Variation Margin Receivable—Futures Contracts	10
Total Assets	891,084
Liabilities
Due to Custodian	416
Payables for Investment Securities Purchased	2,834
Collateral for Securities on Loan	7,905
Payables for Capital Shares Redeemed	8
Payables to Vanguard	49
Total Liabilities	11,212
Net Assets	879,872
1 Includes $6,969,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	1,169,973
Total Distributable Earnings (Loss)	(290,101)
Net Assets	879,872

ETF Shares—Net Assets
Applicable to 5,850,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	786,799
Net Asset Value Per Share—ETF Shares	$134.50

Institutional Shares—Net Assets
Applicable to 350,835 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	93,073
Net Asset Value Per Share—Institutional Shares	$265.29

See accompanying Notes, which are an integral part of the Financial Statements.
50

Russell 2000 Value Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	8,026
Interest[2]	21
Securities Lending—Net	310
Total Income	8,357
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10
Management and Administrative—ETF Shares	478
Management and Administrative—Institutional Shares	55
Marketing and Distribution—ETF Shares	20
Marketing and Distribution—Institutional Shares	3
Custodian Fees	33
Shareholders’ Reports—ETF Shares	27
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	9
Total Expenses	635
Net Investment Income	7,722
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(8,087)
Futures Contracts	14
Realized Net Gain (Loss)	(8,073)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	67,709
Futures Contracts	65
Change in Unrealized Appreciation (Depreciation)	67,774
Net Increase (Decrease) in Net Assets Resulting from Operations	67,423
1	Dividends are net of foreign withholding taxes of $12,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $18,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $9,618,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
51

Russell 2000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,722	22,598
Realized Net Gain (Loss)	(8,073)	(46,175)
Change in Unrealized Appreciation (Depreciation)	67,774	38,704
Net Increase (Decrease) in Net Assets Resulting from Operations	67,423	15,127
Distributions
ETF Shares	(10,904)	(18,223)
Institutional Shares	(2,541)	(4,018)
Total Distributions	(13,445)	(22,241)
Capital Share Transactions
ETF Shares	(47,281)	(41,552)
Institutional Shares	(91,891)	(7,012)
Net Increase (Decrease) from Capital Share Transactions	(139,172)	(48,564)
Total Increase (Decrease)	(85,194)	(55,678)
Net Assets
Beginning of Period	965,066	1,020,744
End of Period	879,872	965,066

See accompanying Notes, which are an integral part of the Financial Statements.
52

Russell 2000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$126.66	$126.77	$143.88	$91.76	$99.51	$119.05
Investment Operations
Net Investment Income[1]	1.023	2.816	2.353	1.998	1.868	1.912
Net Realized and Unrealized Gain (Loss) on Investments	8.604	(.234)	(16.986)	51.982	(7.771)	(19.589)
Total from Investment Operations	9.627	2.582	(14.633)	53.980	(5.903)	(17.677)
Distributions
Dividends from Net Investment Income	(1.787)	(2.692)	(2.477)	(1.860)	(1.847)	(1.863)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.787)	(2.692)	(2.477)	(1.860)	(1.847)	(1.863)
Net Asset Value, End of Period	$134.50	$126.66	$126.77	$143.88	$91.76	$99.51
Total Return	7.68%	2.19%	-10.28%	59.34%	-6.05%	-14.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$787	$788	$837	$1,036	$303	$251
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.86%	2.27%	1.71%	1.52%	1.99%	1.83%
Portfolio Turnover Rate[3]	5%	27%	28%	45%	38%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Russell 2000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$249.83	$250.04	$283.82	$180.98	$196.24	$234.81
Investment Operations
Net Investment Income[1]	2.197	5.717	4.918	4.212	3.783	3.966
Net Realized and Unrealized Gain (Loss) on Investments	16.870	(.456)	(33.609)	102.428	(15.303)	(38.670)
Total from Investment Operations	19.067	5.261	(28.691)	106.640	(11.520)	(34.704)
Distributions
Dividends from Net Investment Income	(3.607)	(5.471)	(5.089)	(3.800)	(3.740)	(3.866)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.607)	(5.471)	(5.089)	(3.800)	(3.740)	(3.866)
Net Asset Value, End of Period	$265.29	$249.83	$250.04	$283.82	$180.98	$196.24
Total Return	7.72%	2.26%	-10.23%	59.46%	-5.97%	-14.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$93	$177	$184	$202	$88	$140
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.01%	2.34%	1.82%	1.67%	2.04%	1.90%
Portfolio Turnover Rate[3]	5%	27%	28%	45%	38%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
54

Russell 2000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
55

Russell 2000 Value Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
56

Russell 2000 Value Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $30,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
57

Russell 2000 Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	878,177	102	64	878,343
Temporary Cash Investments	8,634	—	—	8,634
Total	886,811	102	64	886,977
Derivative Financial Instruments
Assets
Futures Contracts[1]	55	—	—	55
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	903,556
Gross Unrealized Appreciation	142,816
Gross Unrealized Depreciation	(159,340)
Net Unrealized Appreciation (Depreciation)	(16,524)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $264,615,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 29, 2024, the fund purchased $44,556,000 of investment securities and sold $136,860,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $15,265,000 and $62,524,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $3,326,000 and sales were $2,191,000, resulting in net realized loss of $6,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
58

Russell 2000 Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	15,283	125	223,537	1,825
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(62,564)	(500)	(265,089)	(2,200)
Net Increase (Decrease)—ETF Shares	(47,281)	(375)	(41,552)	(375)
Institutional Shares
Issued	2,746	11	25,641	108
Issued in Lieu of Cash Distributions	2,540	10	4,016	17
Redeemed	(97,177)	(377)	(36,669)	(154)
Net Increase (Decrease)—Institutional Shares	(91,891)	(356)	(7,012)	(29)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Management has determined that no material events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
59

Russell 2000 Growth Index Fund
Fund Allocation
As of February 29, 2024
Basic Materials	3.4%
Consumer Discretionary	12.7
Consumer Staples	3.5
Energy	5.1
Financials	5.1
Health Care	21.8
Industrials	22.5
Real Estate	1.6
Technology	21.4
Telecommunications	1.4
Utilities	1.5
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
60

Russell 2000 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (3.4%)
*	Arcadium Lithium plc	914,384	5,020
	Balchem Corp.	28,587	4,494
	Cabot Corp.	49,504	4,205
	Sensient Technologies Corp.	37,628	2,517
	Quaker Chemical Corp.	12,413	2,489
	Materion Corp.	18,358	2,466
	Innospec Inc.	19,618	2,438
	Mueller Industries Inc.	43,457	2,233
	Sylvamo Corp.	32,048	1,936
*	Ingevity Corp.	32,697	1,494
*	Constellium SE	71,250	1,382
	Hawkins Inc.	17,287	1,214
	Orion SA	49,358	1,112
	Kaiser Aluminum Corp.	13,462	976
	UFP Industries Inc.	8,209	941
*	Energy Fuels Inc.	120,623	764
	Compass Minerals International Inc.	30,675	699
*	Novagold Resources Inc.	214,859	533
*	Century Aluminum Co.	46,725	489
*	Ivanhoe Electric Inc.	56,456	418
	Hecla Mining Co.	114,360	405
	Omega Flex Inc.	2,931	204
	Stepan Co.	2,219	198
*	Ecovyst Inc.	17,828	172
	GrafTech International Ltd.	96,627	170
*	Perpetua Resources Corp.	33,881	98
*	Piedmont Lithium Inc.	5,516	80
*	Dakota Gold Corp.	33,216	70
*	LanzaTech Global Inc.	17,952	58
*	Contango ORE Inc.	3,313	56
*	5e Advanced Materials Inc.	30,680	55
	Ryerson Holding Corp.	1,661	52
	American Vanguard Corp.	4,160	45
*	i-80 Gold Corp.	11,147	14
*	NioCorp Developments Ltd.	1,988	5
			39,502
Consumer Discretionary (12.7%)
*	e.l.f. Beauty Inc.	48,220	10,055
*	Duolingo Inc.	26,128	6,245
	Academy Sports & Outdoors Inc.	64,632	4,829
*	Light & Wonder Inc.	38,272	3,847
*	Shake Shack Inc. Class A	33,748	3,588
*	Hilton Grand Vacations Inc.	71,836	3,224
	Kontoor Brands Inc.	50,216	2,968
		Shares	Market Value• ($000)
*	Cavco Industries Inc.	7,818	2,913
*	Abercrombie & Fitch Co. Class A	22,589	2,886
	Steven Madden Ltd.	67,266	2,880
*	Carvana Co.	37,719	2,864
*	Visteon Corp.	24,655	2,789
	International Game Technology plc	97,041	2,637
*	Boot Barn Holdings Inc.	26,591	2,460
	Inter Parfums Inc.	16,406	2,407
*	frontdoor Inc.	72,477	2,273
*	Stride Inc.	37,890	2,264
*	Skyline Champion Corp.	26,769	2,243
*	Dorman Products Inc.	23,535	2,217
*	Sonos Inc.	113,527	2,152
	Bloomin' Brands Inc.	78,323	2,129
*	ACV Auctions Inc. Class A	113,652	2,017
*	Dave & Buster's Entertainment Inc.	32,331	1,996
*	Fox Factory Holding Corp.	38,130	1,929
*	Coursera Inc.	116,329	1,869
	Acushnet Holdings Corp.	27,572	1,776
*	Gentherm Inc.	29,325	1,667
*	Brinker International Inc.	35,956	1,666
	Papa John's International Inc.	22,908	1,647
*	SeaWorld Entertainment Inc.	30,838	1,584
*	Atlanta Braves Holdings Inc. Class C	40,451	1,582
	Upbound Group Inc.	46,229	1,561
	Cheesecake Factory Inc.	43,404	1,536
*	Cinemark Holdings Inc.	81,876	1,425
	PriceSmart Inc.	15,844	1,333
	Red Rock Resorts Inc. Class A	22,929	1,330
	Laureate Education Inc.	98,891	1,326
	Jack in the Box Inc.	18,078	1,320
	Cracker Barrel Old Country Store Inc.	19,737	1,305
*	Six Flags Entertainment Corp.	51,220	1,298
	Dillard's Inc. Class A	3,107	1,289
*	Madison Square Garden Entertainment Corp.	30,367	1,169
*	Sally Beauty Holdings Inc.	90,395	1,142
*	Hanesbrands Inc.	209,774	1,133
	Buckle Inc.	27,302	1,118
*	Cars.com Inc.	59,429	1,090
*	XPEL Inc.	20,167	1,060
61

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	LCI Industries	8,330	1,049
*	PowerSchool Holdings Inc. Class A	50,058	1,046
	Oxford Industries Inc.	10,094	1,023
	Camping World Holdings Inc. Class A	37,248	994
*	OneSpaWorld Holdings Ltd.	74,357	970
*	Sweetgreen Inc. Class A	69,537	886
*	Udemy Inc.	78,347	885
	American Eagle Outfitters Inc.	36,770	873
	Monarch Casino & Resort Inc.	12,023	846
*	Revolve Group Inc.	36,655	804
*	Urban Outfitters Inc.	19,160	796
*	Chegg Inc.	87,575	783
	Hibbett Inc.	9,112	747
*	Arlo Technologies Inc.	70,939	738
*	Lions Gate Entertainment Corp. Class B	79,626	723
*	QuinStreet Inc.	47,144	690
*	IMAX Corp.	40,139	688
*	Viad Corp.	18,189	677
	Golden Entertainment Inc.	18,129	672
*	Vizio Holding Corp. Class A	60,712	668
	Wolverine World Wide Inc.	62,706	638
	Sturm Ruger & Co. Inc.	14,438	625
	Dine Brands Global Inc.	12,416	602
*	Portillo's Inc. Class A	40,509	589
*,1	Luminar Technologies Inc.	243,816	583
*	Everi Holdings Inc.	47,211	560
*	Accel Entertainment Inc.	47,524	538
*	Figs Inc. Class A	100,973	528
*	Kura Sushi USA Inc. Class A	5,231	497
*	Malibu Boats Inc. Class A	11,169	487
	Arko Corp.	72,578	474
*	BJ's Restaurants Inc.	12,846	450
*	Integral Ad Science Holding Corp.	43,479	450
*	Chuy's Holdings Inc.	13,204	447
*	Green Brick Partners Inc.	7,641	447
	RCI Hospitality Holdings Inc.	7,851	442
*	Corsair Gaming Inc.	32,902	426
*	Super Group SGHC Ltd.	122,612	405
*	European Wax Center Inc. Class A	28,440	403
	Global Industrial Co.	9,173	402
*	Instructure Holdings Inc.	17,373	398
*	Atlanta Braves Holdings Inc. Class A	9,176	385
*	Dream Finders Homes Inc. Class A	8,775	343
*	Rush Street Interactive Inc.	57,251	335
*	MasterCraft Boat Holdings Inc.	15,011	329
*	Denny's Corp.	35,380	327
*	Potbelly Corp.	23,290	323
	Krispy Kreme Inc.	24,992	323
*	PlayAGS Inc.	33,045	307
	Carriage Services Inc.	11,922	296
*	Lovesac Co.	12,595	290
*	Lions Gate Entertainment Corp. Class A	29,353	285
*	Sun Country Airlines Holdings Inc.	18,669	280
*	iRobot Corp.	22,083	252
*	Frontier Group Holdings Inc.	34,766	241
		Shares	Market Value• ($000)
	Alta Equipment Group Inc.	20,546	236
*	PROG Holdings Inc.	7,608	235
*	Savers Value Village Inc.	11,543	234
	Build-A-Bear Workshop Inc.	9,088	218
*	Liquidity Services Inc.	11,977	215
	Climb Global Solutions Inc.	3,085	210
	Entravision Communications Corp. Class A	53,825	207
	Cricut Inc. Class A	42,859	207
*	First Watch Restaurant Group Inc.	8,143	204
	Matthews International Corp. Class A	7,009	203
*	Sabre Corp.	74,021	196
*	Xponential Fitness Inc. Class A	19,174	193
*	Inspired Entertainment Inc.	19,125	189
	HNI Corp.	3,903	175
*	Life Time Group Holdings Inc.	12,340	170
*	Sleep Number Corp.	10,018	166
*	LGI Homes Inc.	1,415	161
*	Bally's Corp.	14,353	161
*	Nerdy Inc.	55,601	161
*,1	Livewire Group Inc.	17,171	161
[1]	Bowlero Corp. Class A	12,836	160
	Nathan's Famous Inc.	2,243	158
*	Funko Inc. Class A	21,787	153
*,1	Fisker Inc.	186,924	136
*	Full House Resorts Inc.	25,430	130
*	Gambling.com Group Ltd.	13,658	125
*	CarParts.com Inc.	48,333	123
*	Stitch Fix Inc. Class A	36,779	119
*	National Vision Holdings Inc.	4,878	114
	Townsquare Media Inc. Class A	10,668	114
*	Leslie's Inc.	13,630	108
*	Red Robin Gourmet Burgers Inc.	14,267	107
	Allegiant Travel Co.	1,409	103
*	EW Scripps Co. Class A	24,972	101
*	Noodles & Co.	36,608	92
	Marine Products Corp.	7,682	88
*	Blink Charging Co.	26,501	84
*,1	Mondee Holdings Inc.	35,564	80
*	Stoneridge Inc.	4,467	78
*	Universal Technical Institute Inc.	5,208	78
*	ONE Group Hospitality Inc.	19,292	75
	Guess? Inc.	2,933	74
*	Daily Journal Corp.	212	72
	Sinclair Inc.	4,647	69
*	Cooper-Standard Holdings Inc.	4,701	66
*	Century Casinos Inc.	21,510	63
*,1	Torrid Holdings Inc.	11,070	56
*	Solo Brands Inc. Class A	12,671	34
	Gray Television Inc.	4,887	29
*	Envela Corp.	6,778	29
*	Lindblad Expeditions Holdings Inc.	2,868	27
*	ThredUP Inc. Class A	11,810	24
*	Boston Omaha Corp. Class A	1,384	23
*	SES AI Corp.	10,121	18
*	Loop Media Inc.	32,587	16
	Rocky Brands Inc.	517	13

62

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Clarus Corp.	2,012	12
*	Smith Douglas Homes Corp.	416	12
	Escalade Inc.	562	8
*	Qurate Retail Inc. Class B	883	5
*	Duluth Holdings Inc. Class B	735	4
*	2U Inc.	3,785	2
*	Rent the Runway Inc. Class A	3,034	1
			146,188
Consumer Staples (3.5%)
*	Sprouts Farmers Market Inc.	91,038	5,684
	Lancaster Colony Corp.	17,454	3,612
	Coca-Cola Consolidated Inc.	4,265	3,586
	WD-40 Co.	12,130	3,256
*	Simply Good Foods Co.	81,102	2,878
	Cal-Maine Foods Inc.	34,359	1,975
	J & J Snack Foods Corp.	13,451	1,952
	Energizer Holdings Inc.	64,054	1,829
*	BellRing Brands Inc.	31,472	1,792
	MGP Ingredients Inc.	14,187	1,208
*	Chefs' Warehouse Inc.	31,357	1,192
	Utz Brands Inc.	64,422	1,140
*	Sovos Brands Inc.	49,448	1,127
*	National Beverage Corp.	21,161	1,114
	John B Sanfilippo & Son Inc.	8,022	821
*	Vita Coco Co. Inc.	25,536	667
*	Herbalife Ltd.	64,550	570
*,1	Beyond Meat Inc.	52,861	565
*	SunOpta Inc.	79,391	558
*	Vital Farms Inc.	27,389	492
*	USANA Health Sciences Inc.	10,141	489
	Calavo Growers Inc.	15,526	448
	Dole plc	36,041	426
	Turning Point Brands Inc.	15,270	386
	Medifast Inc.	9,615	385
	Primo Water Corp.	19,420	315
*,1	Westrock Coffee Co.	25,281	256
	Vector Group Ltd.	22,479	251
*	Beauty Health Co.	72,823	243
*	TreeHouse Foods Inc.	5,542	198
*	Brookfield Realty Capital Corp. Class A	32,621	135
	Oil-Dri Corp. of America	1,142	81
*	Duckhorn Portfolio Inc.	7,597	72
*	Mission Produce Inc.	6,108	64
*	Zevia PBC Class A	12,757	19
	J M Smucker Co.	1	—
			39,786
Energy (5.1%)
*	Weatherford International plc	63,628	6,529
*	NEXTracker Inc. Class A	112,443	6,324
	ChampionX Corp.	174,993	5,435
	Noble Corp. plc	83,434	3,488
	Magnolia Oil & Gas Corp. Class A	150,199	3,407
*	Valaris Ltd.	53,998	3,405
*	Tidewater Inc.	41,494	2,906
	Cactus Inc. Class A	57,781	2,652
*	Kosmos Energy Ltd.	408,114	2,506
	Northern Oil & Gas Inc.	69,337	2,477
		Shares	Market Value• ($000)
*	Shoals Technologies Group Inc. Class A	153,253	1,966
*	Array Technologies Inc.	135,367	1,846
*	Oceaneering International Inc.	89,841	1,775
	Equitrans Midstream Corp.	113,239	1,211
	Borr Drilling Ltd.	196,478	1,183
	Matador Resources Co.	17,887	1,130
	CVR Energy Inc.	24,210	803
*	Fluence Energy Inc.	52,251	799
	Sitio Royalties Corp. Class A	32,309	737
*	Par Pacific Holdings Inc.	18,950	684
	Permian resources Corp.	42,195	657
*	Ameresco Inc. Class A	28,649	600
*	Nabors Industries Ltd. (XNYS)	7,384	579
*	Expro Group Holdings NV	30,098	538
*	TETRA Technologies Inc.	111,617	435
	Archrock Inc.	22,292	407
*	Montauk Renewables Inc.	59,403	337
*	NextDecade Corp.	69,722	320
	Crescent Energy Co. Class A	27,009	302
*	MRC Global Inc.	25,556	295
	Alpha Metallurgical Resources Inc.	712	269
	W&T Offshore Inc.	87,402	264
*	SunPower Corp.	77,664	242
	Patterson-UTI Energy Inc.	18,303	212
	Core Laboratories Inc.	13,353	200
*	Green Plains Inc.	9,055	193
	Liberty Energy Inc.	8,703	186
	Riley Exploration Permian Inc.	7,844	186
	Evolution Petroleum Corp.	27,982	164
*	REX American Resources Corp.	3,528	155
[1]	HighPeak Energy Inc.	8,842	147
	Golar LNG Ltd.	5,766	117
	Kodiak Gas Services Inc.	4,511	115
*	TPI Composites Inc.	37,036	103
*	DMC Global Inc.	5,259	88
*	Maxeon Solar Technologies Ltd.	17,719	71
*	Empire Petroleum Corp.	11,274	67
	Kinetik Holdings Inc.	1,662	59
*	SilverBow Resources Inc.	2,014	57
	Atlas Energy Solutions Inc.	2,827	53
	VAALCO Energy Inc.	10,569	47
*	ProFrac Holding Corp. Class A	5,463	45
*	EVgo Inc.	13,274	39
*	FTC Solar Inc.	57,161	29
*	Tellurian Inc.	27,580	22
	Solaris Oilfield Infrastructure Inc. Class A	2,143	18
*	Enviva Inc.	28,352	11
*	KLX Energy Services Holdings Inc.	1,199	10
			58,902
Financials (5.1%)
	Selective Insurance Group Inc.	53,799	5,621
*	Marathon Digital Holdings Inc.	190,231	4,927
	FirstCash Holdings Inc.	33,660	3,854

63

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	First Financial Bankshares Inc.	116,555	3,606
	Piper Sandler Cos.	12,814	2,412
	PJT Partners Inc. Class A	21,206	2,235
	Hamilton Lane Inc. Class A	19,304	2,217
*	Bancorp Inc.	46,535	2,077
	Moelis & Co. Class A	35,104	1,897
	Artisan Partners Asset Management Inc. Class A	39,697	1,710
	Cohen & Steers Inc.	23,234	1,709
*,1	Upstart Holdings Inc.	65,408	1,684
*	Riot Platforms Inc.	118,627	1,675
	StepStone Group Inc. Class A	48,190	1,674
*	Palomar Holdings Inc.	21,794	1,659
*	BRP Group Inc. Class A	53,818	1,497
*	Goosehead Insurance Inc. Class A	19,273	1,458
	BGC Group Inc. Class A	152,838	1,062
	WisdomTree Inc.	123,493	995
	Stock Yards Bancorp Inc.	21,220	972
	ServisFirst Bancshares Inc.	15,340	969
*,1	Trupanion Inc.	35,305	944
	Victory Capital Holdings Inc. Class A	21,597	830
	Patria Investments Ltd. Class A	48,649	725
*	Assetmark Financial Holdings Inc.	19,621	694
*	Open Lending Corp. Class A	81,876	594
	HCI Group Inc.	5,734	560
	Brookfield Business Corp. Class A	23,232	531
	Perella Weinberg Partners	37,462	512
	AMERISAFE Inc.	8,769	463
	Pathward Financial Inc.	7,817	397
*	Coastal Financial Corp.	9,704	373
	P10 Inc. Class A	39,230	364
	Diamond Hill Investment Group Inc.	2,443	353
[1]	B Riley Financial Inc.	18,284	335
	Westamerica BanCorp	7,004	320
*	Axos Financial Inc.	5,897	307
	GCM Grosvenor Inc. Class A	33,030	280
	Esquire Financial Holdings Inc.	5,432	276
	Brightsphere Investment Group Inc.	11,278	256
	Federal Agricultural Mortgage Corp. Class C	1,346	241
	BancFirst Corp.	2,710	238
	First BanCorp (XNYS)	13,484	229
*	Skyward Specialty Insurance Group Inc.	6,009	220
	Virtus Investment Partners Inc.	793	184
*	Columbia Financial Inc.	10,794	181
*	StoneX Group Inc.	2,607	181
*	NMI Holdings Inc. Class A	5,854	176
*	Oscar Health Inc. Class A	10,729	174
	Crawford & Co. Class A	12,942	152
	Silvercrest Asset Management Group Inc. Class A	8,429	141
	PennyMac Financial Services Inc.	1,462	124
*	Lemonade Inc.	7,625	124
		Shares	Market Value• ($000)
	NBT Bancorp Inc.	3,583	123
*	AlTi Global Inc.	20,401	120
	Capital City Bank Group Inc.	4,079	116
	Five Star Bancorp	4,849	115
	City Holding Co.	1,101	111
	Tiptree Inc.	5,864	103
	Universal Insurance Holdings Inc.	4,738	96
	Bank of NT Butterfield & Son Ltd.	3,109	93
	Greene County Bancorp Inc.	3,266	93
	Lakeland Financial Corp.	1,443	92
*	LendingTree Inc.	2,252	89
*	Kingsway Financial Services Inc.	9,487	84
	HomeTrust Bancshares Inc.	2,862	75
*	SiriusPoint Ltd.	6,043	74
*	eHealth Inc.	8,516	56
	Stellar Bancorp Inc.	2,222	53
*	Fidelis Insurance Holdings Ltd.	3,334	50
	FS Bancorp Inc.	1,158	39
	F&G Annuities & Life Inc.	945	36
	Value Line Inc.	729	31
	Citizens Financial Services Inc.	642	30
*	Metropolitan Bank Holding Corp.	746	29
	Investors Title Co.	183	28
*	World Acceptance Corp.	235	28
	Burke & Herbert Financial Services Corp.	435	24
	Regional Management Corp.	943	22
	Plumas Bancorp	638	22
	BayCom Corp.	906	18
	MVB Financial Corp.	712	15
*	Third Coast Bancshares Inc.	772	15
	Bank7 Corp.	178	5
*	OppFi Inc.	711	3
			59,277
Health Care (21.8%)
*	Vaxcyte Inc.	93,541	6,905
*	Viking Therapeutics Inc.	85,884	6,617
*	HealthEquity Inc.	75,090	6,203
	Ensign Group Inc.	48,712	6,085
*	Intra-Cellular Therapies Inc.	83,675	5,817
*	Cytokinetics Inc.	76,849	5,552
*	Blueprint Medicines Corp.	54,306	5,079
*	Option Care Health Inc.	149,745	4,832
*	Halozyme Therapeutics Inc.	115,969	4,617
*	Alkermes plc	148,166	4,399
*	Lantheus Holdings Inc.	60,780	3,974
*	Merit Medical Systems Inc.	50,799	3,871
*	Glaukos Corp.	42,369	3,753
*	Insmed Inc.	123,452	3,422
*	Evolent Health Inc. Class A	98,379	3,336
*	Arrowhead Pharmaceuticals Inc.	103,713	3,329
*	Haemonetics Corp.	44,806	3,270
*	Amicus Therapeutics Inc.	253,800	3,254
*	Cymabay Therapeutics Inc.	101,086	3,254
*	iRhythm Technologies Inc.	27,413	3,253
*	Madrigal Pharmaceuticals Inc.	13,215	3,121
*	Krystal Biotech Inc.	19,302	3,078

64

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Axonics Inc.	44,432	3,019
*	SpringWorks Therapeutics Inc.	59,930	2,952
*	REVOLUTION Medicines Inc.	95,189	2,806
*	Progyny Inc.	70,967	2,592
*	Axsome Therapeutics Inc.	31,839	2,591
*	Cerevel Therapeutics Holdings Inc.	62,429	2,560
	Select Medical Holdings Corp.	92,868	2,529
*	ACADIA Pharmaceuticals Inc.	108,210	2,515
*	Bridgebio Pharma Inc.	71,179	2,431
*	TransMedics Group Inc.	28,341	2,313
*	Beam Therapeutics Inc.	58,567	2,313
*	Arcellx Inc.	34,252	2,254
*	Privia Health Group Inc.	100,619	2,246
	CONMED Corp.	27,396	2,200
*	TG Therapeutics Inc.	123,835	2,132
*	Denali Therapeutics Inc.	105,543	2,088
*	Inari Medical Inc.	44,442	2,050
*	RadNet Inc.	53,792	2,037
*	Nuvalent Inc. Class A	23,751	1,998
*	Rhythm Pharmaceuticals Inc.	45,904	1,993
*	Vericel Corp.	42,555	1,944
*	Guardant Health Inc.	100,905	1,917
*	Arvinas Inc.	41,576	1,912
*	Surgery Partners Inc.	61,330	1,903
*	CorVel Corp.	7,795	1,902
*	PROCEPT BioRobotics Corp.	36,068	1,744
*	Apollo Medical Holdings Inc.	38,287	1,724
*	Immunovant Inc.	48,181	1,704
*	Corcept Therapeutics Inc.	71,676	1,684
*	Amphastar Pharmaceuticals Inc.	34,393	1,602
*	Ideaya Biosciences Inc.	34,611	1,547
*	Inmode Ltd.	69,193	1,522
*	PTC Therapeutics Inc.	51,812	1,461
*	Rocket Pharmaceuticals Inc.	49,591	1,453
*	Kymera Therapeutics Inc.	33,947	1,450
*	Catalyst Pharmaceuticals Inc.	89,727	1,438
*	Hims & Hers Health Inc.	108,945	1,421
	US Physical Therapy Inc.	13,299	1,413
*	RxSight Inc.	25,401	1,386
*	Keros Therapeutics Inc.	20,111	1,357
*	STAAR Surgical Co.	43,320	1,353
*	UFP Technologies Inc.	6,335	1,320
*	Supernus Pharmaceuticals Inc.	43,930	1,305
*	Ardelyx Inc.	134,832	1,257
*	Dynavax Technologies Corp.	97,310	1,233
*	Akero Therapeutics Inc.	45,688	1,233
	LeMaitre Vascular Inc.	17,607	1,232
*	Pacira BioSciences Inc.	40,702	1,210
*	Phreesia Inc.	47,401	1,173
*	Syndax Pharmaceuticals Inc.	49,759	1,166
*	Collegium Pharmaceutical Inc.	31,014	1,139
*	Morphic Holding Inc.	29,053	1,073
*	AtriCure Inc.	29,912	1,046
*	Prothena Corp. plc	37,697	1,040
		Shares	Market Value• ($000)
*	Protagonist Therapeutics Inc.	32,024	973
*	Warby Parker Inc. Class A	75,855	964
*	Sage Therapeutics Inc.	44,301	952
*	Harmony Biosciences Holdings Inc.	28,851	926
*	Amylyx Pharmaceuticals Inc.	45,397	856
*	Day One Biopharmaceuticals Inc.	51,125	855
*	Cytek Biosciences Inc.	108,509	836
*,1	Cassava Sciences Inc.	35,440	814
*	Pliant Therapeutics Inc.	50,862	807
*	Healthcare Services Group Inc.	63,087	805
*	MannKind Corp.	189,874	780
*	Zentalis Pharmaceuticals Inc.	52,191	778
*	Inhibrx Inc.	20,265	742
*	Arcutis Biotherapeutics Inc.	70,495	725
*	BioCryst Pharmaceuticals Inc.	127,924	720
*	Ocular Therapeutix Inc.	70,924	713
*	Geron Corp. (XNGS)	346,371	693
*	Aurinia Pharmaceuticals Inc.	120,744	691
*	Vera Therapeutics Inc.	14,619	688
*	Pacific Biosciences of California Inc.	123,498	683
*	ANI Pharmaceuticals Inc.	9,895	670
*	89bio Inc.	57,412	659
*	Xencor Inc.	28,110	645
*	Mirum Pharmaceuticals Inc.	22,105	635
*	Cabaletta Bio Inc.	27,336	625
*	Silk Road Medical Inc.	34,362	618
*	SI-BONE Inc.	35,559	617
*	Addus HomeCare Corp.	6,604	609
*	Accolade Inc.	57,094	585
*	Viridian Therapeutics Inc.	29,879	559
*	Revance Therapeutics Inc.	77,592	554
*	Evolus Inc.	36,957	548
*	Alpine Immune Sciences Inc.	15,455	544
*	Treace Medical Concepts Inc.	40,488	544
*	ADMA Biologics Inc.	101,305	543
*	Omnicell Inc.	19,931	523
	National Research Corp.	12,804	516
*	Celldex Therapeutics Inc.	10,710	515
*	Disc Medicine Inc.	7,435	511
*	Paragon 28 Inc.	39,109	488
*	BioLife Solutions Inc.	28,432	480
*	Pennant Group Inc.	25,586	477
*	Ironwood Pharmaceuticals Inc.	50,110	473
*,1	Summit Therapeutics Inc. (XNMS)	103,368	469
*,1	ImmunityBio Inc.	97,266	460
*	Alignment Healthcare Inc.	75,983	456
*	AdaptHealth Corp.	44,503	455
*	Alphatec Holdings Inc.	33,786	454
*	Travere Therapeutics Inc.	60,039	454
	Patterson Cos. Inc.	16,648	451
	Atrion Corp.	1,221	449
*	LifeStance Health Group Inc.	51,875	433
*	Marinus Pharmaceuticals Inc.	45,322	431
*	Avid Bioservices Inc.	55,682	428

65

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Liquidia Corp.	29,993	425
*	Avita Medical Inc.	22,428	407
*	Crinetics Pharmaceuticals Inc.	9,671	396
*	Alector Inc.	56,699	395
*	Surmodics Inc.	12,263	391
*	Axogen Inc.	36,396	384
*	PetIQ Inc.	20,246	369
*	Astria Therapeutics Inc.	25,776	367
*	Intellia Therapeutics Inc.	11,401	366
*	Xeris Biopharma Holdings Inc.	118,639	365
*	UroGen Pharma Ltd.	19,868	364
*	EyePoint Pharmaceuticals Inc.	12,974	353
*	AnaptysBio Inc.	13,621	348
*	Cerus Corp.	158,522	346
*,1	Novavax Inc.	69,650	344
*	OrthoPediatrics Corp.	12,446	342
*	Mersana Therapeutics Inc.	60,913	331
*,1	Anavex Life Sciences Corp.	64,070	329
*	ModivCare Inc.	11,314	317
*	Tactile Systems Technology Inc.	20,734	316
*	Dyne Therapeutics Inc.	11,612	312
*,1	Biomea Fusion Inc.	17,682	309
*	Adaptive Biotechnologies Corp.	74,689	307
*	Prime Medicine Inc.	35,174	304
*	Pulmonx Corp.	32,841	303
*	Ventyx Biosciences Inc.	42,370	300
*	Harrow Inc.	27,215	295
*	MacroGenics Inc.	16,465	295
*	Apogee Therapeutics Inc.	8,394	292
*	DocGo Inc.	69,757	284
*	Cogent Biosciences Inc.	40,236	282
*	Deciphera Pharmaceuticals Inc.	16,605	277
*	Arcus Biosciences Inc.	14,435	276
	iRadimed Corp.	6,517	274
*	Viemed Healthcare Inc.	30,484	258
*	Y-mAbs Therapeutics Inc.	15,361	257
	HealthStream Inc.	8,728	238
*	Voyager Therapeutics Inc.	28,199	235
*	Heron Therapeutics Inc.	87,618	233
*	OptimizeRx Corp.	14,580	231
*	Agiliti Inc.	23,407	231
*	Health Catalyst Inc.	27,449	228
*	Aerovate Therapeutics Inc.	9,852	227
*,1	Zynex Inc.	16,273	221
	SIGA Technologies Inc.	41,279	215
*	Humacyte Inc.	47,316	206
*	Accuray Inc.	78,846	205
	Utah Medical Products Inc.	2,867	201
*	Actinium Pharmaceuticals Inc.	22,994	196
*	Arbutus Biopharma Corp.	69,157	194
*	Semler Scientific Inc.	4,111	194
*	Rigel Pharmaceuticals Inc.	123,365	187
*	Terns Pharmaceuticals Inc.	25,067	183
*	Ligand Pharmaceuticals Inc.	2,241	178
*	CVRx Inc.	8,690	171
*	Rapt Therapeutics Inc.	19,868	170
*	LivaNova plc	3,081	169
*	Coherus Biosciences Inc.	71,677	163
*	CorMedix Inc.	46,179	163
*	PDS Biotechnology Corp.	24,401	161
		Shares	Market Value• ($000)
*	Nevro Corp.	10,782	157
*	Harvard Bioscience Inc.	36,087	156
*	NeoGenomics Inc.	10,022	156
*	Castle Biosciences Inc.	8,560	155
*	scPharmaceuticals Inc.	25,505	154
*	Quipt Home Medical Corp.	35,927	154
*	InfuSystem Holdings Inc.	16,193	150
*	Aldeyra Therapeutics Inc.	40,689	147
*	Merrimack Pharmaceuticals Inc.	9,544	140
*	Outset Medical Inc.	44,090	139
*	Foghorn Therapeutics Inc.	17,836	138
*	Sanara Medtech Inc.	3,452	131
*	MeiraGTx Holdings plc	21,095	130
*	Joint Corp.	12,984	128
*	Lineage Cell Therapeutics Inc.	120,522	125
*	ClearPoint Neuro Inc.	19,624	125
*	Akoya Biosciences Inc.	21,308	122
*	Karyopharm Therapeutics Inc.	101,741	118
*	Quanterix Corp.	4,918	118
*	Optinose Inc.	64,961	116
*	Acelyrin Inc.	13,567	115
*	Longboard Pharmaceuticals Inc.	4,792	106
*,1	Neumora Therapeutics Inc.	6,026	106
*	Artivion Inc.	5,328	103
*,1	Omeros Corp.	22,151	100
*	HilleVax Inc.	5,480	99
*,1	Verrica Pharmaceuticals Inc.	18,623	98
*	Tela Bio Inc.	14,145	96
*	Immuneering Corp. Class A	15,038	93
*,1	Lexicon Pharmaceuticals Inc.	37,103	92
*	Omega Therapeutics Inc.	21,859	90
*	Tyra Biosciences Inc.	4,482	90
*	4D Molecular Therapeutics Inc.	2,982	84
*	Innovage Holding Corp.	17,299	84
*	Orchestra BioMed Holdings Inc.	12,754	82
*	Mural Oncology plc	15,078	80
	Embecta Corp.	5,513	79
*	Innoviva Inc.	4,957	76
*	Sight Sciences Inc.	18,921	76
*	Phathom Pharmaceuticals Inc.	7,027	75
*	Aclaris Therapeutics Inc.	62,029	74
*	Mineralys Therapeutics Inc.	4,643	71
*	Arcturus Therapeutics Holdings Inc.	1,813	70
	Phibro Animal Health Corp. Class A	5,223	68
*	Seres Therapeutics Inc.	59,401	68
*	Nuvectis Pharma Inc.	6,772	67
*	KORU Medical Systems Inc.	31,177	66
*	Cue Biopharma Inc.	31,044	64
*,1	AirSculpt Technologies Inc.	10,119	64
*	Sana Biotechnology Inc.	6,267	63
*	Outlook Therapeutics Inc.	142,178	62
*,1	Bioxcel Therapeutics Inc.	18,404	59
*	Eyenovia Inc.	25,577	55
*	X4 Pharmaceuticals Inc.	55,201	54
*,1	Nano-X Imaging Ltd.	4,430	49
*	Janux Therapeutics Inc.	967	47
*,1	Beyond Air Inc.	21,805	45

66

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Vir Biotechnology Inc.	3,808	43
*	PepGen Inc.	2,479	42
*	American Healthcare REIT Inc.	2,970	41
*	ARS Pharmaceuticals Inc.	4,782	40
*	Fennec Pharmaceuticals Inc.	4,133	39
*	P3 Health Partners Inc.	37,727	39
*	Codexis Inc.	7,897	37
*	Pulse Biosciences Inc.	3,686	36
*	Biote Corp. Class A	5,750	34
	Agenus Inc.	47,485	32
*	Enanta Pharmaceuticals Inc.	2,213	32
*	Vaxxinity Inc. Class A	38,010	32
*	Genelux Corp.	4,272	31
*	Savara Inc.	5,494	28
*	Cargo Therapeutics Inc.	1,159	28
*	Organogenesis Holdings Inc.	7,329	26
*	MaxCyte Inc.	5,407	25
*	Aveanna Healthcare Holdings Inc.	10,281	24
*	CG oncology Inc.	491	22
	Cartesian Therapeutics Inc. (XNMS)	26,781	20
*	Vicarious Surgical Inc.	44,791	19
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $90)	8,622	18
*	BrightSpring Health Services Inc.	1,971	18
*	ProKidney Corp.	10,259	17
*	Compass Therapeutics Inc.	8,214	15
*	Reneo Pharmaceuticals Inc.	7,865	13
*	Sharecare Inc.	14,019	13
*	Bright Green Corp.	53,828	13
*,1	BioVie Inc.	10,646	13
*	Sagimet Biosciences Inc. Class A	2,117	13
*	Turnstone Biologics Corp.	2,551	12
*	Fractyl Health Inc.	1,243	11
*	Citius Pharmaceuticals Inc.	11,897	9
*	Kyverna Therapeutics Inc.	338	9
*	Atara Biotherapeutics Inc.	9,480	7
*	Metagenomi Inc.	511	6
*,1	Cutera Inc.	1,845	4
*	ArriVent Biopharma Inc.	202	4
*,1,2	Synergy Pharmaceuticals LLC	124,654	—
*,2	Prevail Therapeutics CVR	58	—
*,2	OmniAb Inc. 12.5 Earnout	532	—
*,2	OmniAb Inc. 15 Earnout	532	—
*	Cano Health Inc.	1	—
			250,975
Industrials (22.5%)
	Comfort Systems USA Inc.	31,633	9,671
	Simpson Manufacturing Co. Inc.	38,347	8,002
	Applied Industrial Technologies Inc.	34,480	6,547
	Atkore Inc.	33,854	5,735
*	ATI Inc.	115,277	5,669
	AAON Inc.	60,532	5,083
	Installed Building Products Inc.	21,176	5,060
	FTAI Aviation Ltd.	88,935	5,006
		Shares	Market Value• ($000)
	Watts Water Technologies Inc. Class A	24,441	4,985
	Maximus Inc.	54,359	4,548
*	ExlService Holdings Inc.	144,487	4,496
*	API Group Corp.	125,596	4,402
	Federal Signal Corp.	53,546	4,386
*	Fluor Corp.	118,670	4,367
	Franklin Electric Co. Inc.	41,270	4,290
	Badger Meter Inc.	26,285	4,171
	Herc Holdings Inc.	25,265	4,009
*	SPX Technologies Inc.	32,540	3,813
	Exponent Inc.	45,262	3,661
*	TriNet Group Inc.	28,603	3,661
	Kadant Inc.	10,445	3,523
	HB Fuller Co.	43,135	3,431
	Brink's Co.	41,238	3,416
*	Chart Industries Inc.	23,589	3,370
*	Dycom Industries Inc.	25,614	3,240
*	CBIZ Inc.	42,813	3,234
	Insperity Inc.	31,773	3,234
	CSW Industrials Inc.	13,767	3,172
	EnerSys	34,327	3,154
	Hillenbrand Inc.	62,643	2,979
*	AeroVironment Inc.	23,246	2,947
	John Bean Technologies Corp.	28,465	2,889
*	ACI Worldwide Inc.	83,642	2,753
	McGrath RentCorp.	22,066	2,747
*	StoneCo. Ltd. Class A	157,851	2,717
*	Verra Mobility Corp.	124,709	2,696
*	Flywire Corp.	94,970	2,696
*	Modine Manufacturing Co.	29,420	2,639
	ICF International Inc.	16,729	2,590
*	Masonite International Corp.	19,858	2,586
*	Sterling Infrastructure Inc.	23,409	2,496
*	Remitly Global Inc.	118,954	2,453
*	MYR Group Inc.	14,691	2,387
	Albany International Corp. Class A	24,418	2,292
	Mueller Water Products Inc. Class A	138,728	2,157
*	PGT Innovations Inc.	50,668	2,116
	EVERTEC Inc.	58,383	2,109
	Belden Inc.	23,518	2,003
*	O-I Glass Inc.	118,333	2,002
	Terex Corp.	34,437	1,975
*	RXO Inc.	90,052	1,938
*	AMN Healthcare Services Inc.	34,049	1,916
*	OSI Systems Inc.	14,383	1,887
	Alamo Group Inc.	9,017	1,824
	Otter Tail Corp.	19,579	1,771
*	Construction Partners Inc. Class A	35,933	1,728
*	Huron Consulting Group Inc.	17,007	1,669
	Enerpac Tool Group Corp.	48,832	1,646
*	AvidXchange Holdings Inc.	122,243	1,625
	H&E Equipment Services Inc.	28,757	1,624
	Griffon Corp.	22,383	1,598
*	Bloom Energy Corp. Class A	172,198	1,510
*	PagSeguro Digital Ltd. Class A	108,036	1,504
	Standex International Corp.	8,537	1,477
*	Leonardo DRS Inc.	61,327	1,393

67

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	ESCO Technologies Inc.	13,246	1,350
	Napco Security Technologies Inc.	29,698	1,337
*	Legalzoom.com Inc.	105,618	1,310
	Helios Technologies Inc.	29,656	1,309
*,1	Enovix Corp.	123,871	1,208
	ArcBest Corp.	8,393	1,199
	Kforce Inc.	17,147	1,194
*	Gibraltar Industries Inc.	15,339	1,188
	Lindsay Corp.	9,881	1,179
*	Payoneer Global Inc.	236,823	1,151
*	Rocket Lab USA Inc.	249,193	1,143
*	NV5 Global Inc.	11,171	1,136
	Wabash National Corp.	41,048	1,120
*	ASGN Inc.	11,125	1,105
*	Janus International Group Inc.	75,919	1,089
*	GMS Inc.	11,614	1,037
*	Montrose Environmental Group Inc.	24,948	1,032
*	Donnelley Financial Solutions Inc.	15,732	1,016
	Tennant Co.	8,715	986
*	SP Plus Corp.	17,541	902
*	Cimpress plc	9,095	891
	Forward Air Corp.	22,949	852
	Zurn Elkay Water Solutions Corp.	26,384	838
	CRA International Inc.	6,065	804
*	IES Holdings Inc.	7,313	804
	Marten Transport Ltd.	41,341	779
*	Energy Recovery Inc.	49,618	776
*	Transcat Inc.	7,330	771
	Moog Inc. Class A	5,123	768
*	ZipRecruiter Inc. Class A	60,211	766
*	Vicor Corp.	19,824	738
	Barrett Business Services Inc.	5,462	666
	Dorian LPG Ltd.	18,207	658
	Pitney Bowes Inc.	157,002	633
	Myers Industries Inc.	32,701	629
	Cadre Holdings Inc.	17,325	623
*	CryoPort Inc.	33,196	587
	Hyster-Yale Materials Handling Inc.	9,970	587
*	International Money Express Inc.	28,670	565
	Cass Information Systems Inc.	10,710	518
	Douglas Dynamics Inc.	20,139	506
*	Beacon Roofing Supply Inc.	5,853	503
	Mesa Laboratories Inc.	4,582	500
	United States Lime & Minerals Inc.	1,831	467
*	Joby Aviation Inc.	83,059	467
	Flex LNG Ltd.	17,909	452
	Apogee Enterprises Inc.	7,559	432
*	I3 Verticals Inc. Class A	20,204	431
*	Franklin Covey Co.	10,415	398
*	Marqeta Inc. Class A	56,424	368
*	Itron Inc.	3,866	358
	Trinity Industries Inc.	13,251	336
	Werner Enterprises Inc.	8,269	332
	Allient Inc.	11,582	329
*	Custom Truck One Source Inc.	50,782	326
*	Bowman Consulting Group Ltd.	9,655	314
		Shares	Market Value• ($000)
	Shyft Group Inc.	30,006	309
*	Daseke Inc.	36,894	304
	TTEC Holdings Inc.	17,421	304
*	Virgin Galactic Holdings Inc.	164,990	287
	Granite Construction Inc.	5,454	281
	Patrick Industries Inc.	2,344	281
	LSI Industries Inc.	18,932	273
*	Target Hospitality Corp.	27,988	271
*	Distribution Solutions Group Inc.	8,076	254
	GATX Corp.	1,993	253
*	Cantaloupe Inc.	34,517	224
*,1	Atmus Filtration Technologies Inc.	9,033	216
*	Forrester Research Inc.	10,491	212
*	Luna Innovations Inc.	29,367	199
	Karat Packaging Inc.	6,042	179
*	Global Business Travel Group I	28,850	173
	Gorman-Rupp Co.	4,594	172
*,1	Ispire Technology Inc.	15,853	160
*	SoundThinking Inc.	8,430	147
	Preformed Line Products Co.	1,039	143
*,1	PureCycle Technologies Inc.	23,422	136
*	Performant Financial Corp.	45,749	133
*	IBEX Holdings Ltd.	8,301	132
	Primoris Services Corp.	2,980	118
*	Concrete Pumping Holdings Inc.	13,144	108
*	Iteris Inc.	20,621	108
*	American Woodmark Corp.	943	95
*	Thermon Group Holdings Inc.	3,445	94
*	Hudson Technologies Inc.	6,346	93
*	Eve Holding Inc.	16,507	92
*	Evolv Technologies Holdings Inc.	18,905	90
*	Paysign Inc.	29,114	89
*	Cross Country Healthcare Inc.	4,803	88
*,1	Eos Energy Enterprises Inc.	85,115	81
	EVI Industries Inc.	3,629	78
*	Limbach Holdings Inc.	1,524	75
	Information Services Group Inc.	16,977	74
*	374Water Inc.	55,426	74
*	SKYX Platforms Corp.	56,914	73
*	CPI Card Group Inc.	3,797	72
	First Advantage Corp.	4,447	70
	Hirequest Inc.	4,782	64
*	CompoSecure Inc.	12,865	62
*	Blue Bird Corp.	1,651	56
*	Priority Technology Holdings Inc.	15,304	51
	Himalaya Shipping Ltd.	4,160	33
*	FARO Technologies Inc.	1,400	31
*	Sterling Check Corp.	1,903	30
	Miller Industries Inc.	607	27
*	Redwire Corp.	7,304	24
*,1	Velo3D Inc.	79,797	22
*	Commercial Vehicle Group Inc.	3,248	21
*	Amprius Technologies Inc.	4,798	16
*	Dragonfly Energy Holdings Corp.	24,731	16
*	PAM Transportation Services Inc.	711	13

68

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Mayville Engineering Co. Inc.	926	11
*	Core Molding Technologies Inc.	513	9
*	Atlanticus Holdings Corp.	219	7
*	INNOVATE Corp.	9,304	7
*	Babcock & Wilcox Enterprises Inc.	4,876	6
*,1	Terran Orbital Corp.	4,571	5
*	Workhorse Group Inc.	7,749	3
			259,567
Other (0.0%)[4]
*	Alto Neuroscience Inc.	334	5
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	—
			7
Real Estate (1.6%)
	Ryman Hospitality Properties Inc.	52,162	6,180
	St. Joe Co.	30,780	1,658
	Tanger Inc.	42,756	1,232
	Outfront Media Inc.	61,738	887
*	Compass Inc. Class A	218,348	862
	DigitalBridge Group Inc.	45,774	841
	eXp World Holdings Inc.	63,551	833
*	Redfin Corp.	97,401	692
	Phillips Edison & Co. Inc.	17,917	640
	Universal Health Realty Income Trust	11,451	444
	Community Healthcare Trust Inc.	15,796	429
	Alexander's Inc.	1,905	421
	CBL & Associates Properties Inc.	18,060	416
	Essential Properties Realty Trust Inc.	15,384	368
	Saul Centers Inc.	9,493	344
	Marcus & Millichap Inc.	8,169	300
	RMR Group Inc. Class A	9,640	236
	Four Corners Property Trust Inc.	8,820	213
	National Health Investors Inc.	3,659	210
	CareTrust REIT Inc.	8,295	187
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,279	183
	NexPoint Residential Trust Inc.	5,909	173
	UMH Properties Inc.	9,151	141
*	Maui Land & Pineapple Co. Inc.	6,344	124
*	Opendoor Technologies Inc.	25,814	79
	Gladstone Commercial Corp.	6,306	78
*	Anywhere Real Estate Inc.	9,019	57
	Clipper Realty Inc.	9,326	44
			18,272
Technology (21.3%)
*	Super Micro Computer Inc.	41,444	35,895
*,1	MicroStrategy Inc. Class A	10,908	11,157
*	Fabrinet	32,889	7,090
*	Onto Innovation Inc.	37,498	6,906
*	SPS Commerce Inc.	32,791	6,072
*	Rambus Inc.	97,429	5,772
*	Qualys Inc.	33,232	5,711
*	Novanta Inc.	31,997	5,534
		Shares	Market Value• ($000)
*	Varonis Systems Inc.	97,114	4,933
*	Tenable Holdings Inc.	102,018	4,913
*	Insight Enterprises Inc.	25,647	4,822
*	MACOM Technology Solutions Holdings Inc.	48,571	4,290
*	Appfolio Inc. Class A	17,157	4,154
*	Altair Engineering Inc. Class A	48,529	4,129
*	Silicon Laboratories Inc.	28,379	3,903
*	Workiva Inc.	44,420	3,825
	Power Integrations Inc.	50,760	3,627
*	CommVault Systems Inc.	37,119	3,553
	Advanced Energy Industries Inc.	33,617	3,402
*	Axcelis Technologies Inc.	29,124	3,281
*	Box Inc. Class A	125,949	3,248
*	Alarm.com Holdings Inc.	42,797	3,239
*	Rapid7 Inc.	54,180	3,174
*	FormFactor Inc.	68,927	2,966
*	Freshworks Inc. Class A	144,745	2,959
*	Blackline Inc.	50,888	2,887
*	Blackbaud Inc.	38,899	2,691
*	Braze Inc. Class A	46,806	2,663
*	Sprout Social Inc. Class A	42,688	2,639
*	Q2 Holdings Inc.	50,847	2,351
*	Envestnet Inc.	44,774	2,307
*	Yelp Inc.	59,452	2,285
*	Impinj Inc.	20,844	2,277
*	Credo Technology Group Holding Ltd.	102,461	2,207
*	Diodes Inc.	31,679	2,154
*	DigitalOcean Holdings Inc.	56,587	2,146
	Progress Software Corp.	38,877	2,074
*	Plexus Corp.	21,712	2,050
*,1	C3.ai Inc. Class A	55,404	2,048
*	Perficient Inc.	30,668	1,989
*	PagerDuty Inc.	80,914	1,955
*	Cargurus Inc.	87,386	1,935
	Kulicke & Soffa Industries Inc.	34,829	1,659
*	Verint Systems Inc.	51,846	1,639
	CSG Systems International Inc.	28,291	1,544
*	Upwork Inc.	111,578	1,462
*	Sitime Corp.	15,536	1,437
*	Asana Inc. Class A	72,735	1,433
	Clear Secure Inc. Class A	73,429	1,413
*	Agilysys Inc.	17,928	1,395
*	Parsons Corp.	16,841	1,358
*	MaxLinear Inc.	67,837	1,319
*	Zeta Global Holdings Corp. Class A	123,915	1,301
*	Fastly Inc. Class A	90,242	1,283
*	Appian Corp. Class A	36,719	1,280
*	Rogers Corp.	11,319	1,269
*	Schrodinger Inc.	48,672	1,239
*	Sprinklr Inc. Class A	94,516	1,232
	CTS Corp.	27,615	1,231
*	Ambarella Inc.	20,752	1,159
*	Jamf Holding Corp.	63,250	1,138
	Shutterstock Inc.	21,999	1,073
*	AvePoint Inc.	132,976	1,064
*	Everbridge Inc.	36,405	1,029
*	PROS Holdings Inc.	28,601	1,022
*	Intapp Inc.	24,794	973
*	Zuora Inc. Class A	119,074	962
	Adeia Inc.	83,586	948

69

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	PDF Solutions Inc.	27,431	932
*,1	SoundHound AI Inc. Class A	123,611	917
*	Alkami Technology Inc.	35,796	893
*	Couchbase Inc.	31,080	873
	Sapiens International Corp. NV	27,469	845
	A10 Networks Inc.	63,220	841
*	Model N Inc.	33,862	832
*	indie Semiconductor Inc. Class A	125,412	776
*	N-Able Inc.	56,313	759
*	TechTarget Inc.	22,768	722
*	Amplitude Inc. Class A	60,521	718
*	Ziff Davis Inc.	9,578	659
*	Magnite Inc.	51,141	615
	Simulations Plus Inc.	14,156	587
*	Yext Inc.	95,459	565
*	Grid Dynamics Holdings Inc.	40,669	549
*	NerdWallet Inc. Class A	30,307	511
	Hackett Group Inc.	20,467	506
*	BigCommerce Holdings Inc. Series 1	60,008	465
*	Squarespace Inc. Class A	13,726	457
*	Digimarc Corp.	12,650	443
*	Mitek Systems Inc.	36,666	426
*	CEVA Inc.	18,292	414
*	Aehr Test Systems	24,547	399
*,1	MicroVision Inc.	168,829	398
*	Weave Communications Inc.	29,771	373
*	SEMrush Holdings Inc. Class A	28,143	351
*	Eventbrite Inc. Class A	62,291	349
*	Mediaalpha Inc. Class A	16,697	346
*	Domo Inc. Class B	28,541	328
*	OneSpan Inc.	33,226	319
	NVE Corp.	3,770	315
*	Olo Inc. Class A	52,903	308
*	Planet Labs PBC	140,859	308
*,1	Applied Digital Corp.	73,753	306
*	Grindr Inc.	36,873	305
*	MeridianLink Inc.	15,954	302
*	Enfusion Inc. Class A	33,449	290
*	Synaptics Inc.	2,861	286
*	EverQuote Inc. Class A	17,730	284
*	Cleanspark Inc.	16,613	278
*	Thoughtworks Holding Inc.	82,915	259
	American Software Inc. Class A	22,759	255
*,1	IonQ Inc.	22,561	234
*	ACM Research Inc. Class A	6,859	212
*	SMART Global Holdings Inc.	9,288	198
*	NextNav Inc.	45,954	197
*	SkyWater Technology Inc.	16,655	193
*	Red Violet Inc.	9,934	177
*	Nextdoor Holdings Inc.	77,890	171
*	Innodata Inc.	22,929	170
*	Sanmina Corp.	2,638	167
*	EverCommerce Inc.	16,276	159
*	Consensus Cloud Solutions Inc.	9,804	156
*	Rimini Street Inc.	45,825	148
*	PubMatic Inc. Class A	6,949	145
*	Definitive Healthcare Corp.	14,036	134
*	Transphorm Inc.	25,834	124
		Shares	Market Value• ($000)
*	inTEST Corp.	10,550	123
*	Viant Technology Inc. Class A	13,292	121
*	eGain Corp.	18,866	116
*	Kimball Electronics Inc.	5,062	114
*	ePlus Inc.	1,333	110
*	Expensify Inc. Class A	50,337	105
*	Bandwidth Inc. Class A	5,015	103
*	Navitas Semiconductor Corp.	15,682	96
*	Atomera Inc.	14,480	91
*	LivePerson Inc.	70,192	89
*	Vimeo Inc.	17,929	86
*	CoreCard Corp.	6,620	84
*,1	BigBear.ai Holdings Inc.	24,812	83
*	PAR Technology Corp.	1,854	81
*	Digital Turbine Inc.	22,524	71
*	Tucows Inc. Class A	3,554	67
*	Xometry Inc. Class A	3,419	67
*	Veritone Inc.	23,555	54
*	Vivid Seats Inc. Class A	6,980	42
*	Asure Software Inc.	3,840	36
*	Bit Digital Inc.	12,467	32
*	FiscalNote Holdings Inc.	11,248	19
*	Cipher Mining Inc.	2,691	8
*	CXApp Inc.	1,743	5
*	Presto Automation Inc.	2,852	1
			246,128
Telecommunications (1.4%)
	InterDigital Inc.	23,604	2,526
	Cogent Communications Holdings Inc.	24,612	1,991
*	Calix Inc.	52,690	1,837
*	Viavi Solutions Inc.	163,059	1,557
*	Extreme Networks Inc.	112,886	1,427
*	Harmonic Inc.	98,298	1,291
*	Infinera Corp.	178,509	896
*	Globalstar Inc.	547,841	855
*	Digi International Inc.	27,888	825
*,1	Lightwave Logic Inc.	104,328	439
*	Anterix Inc.	10,490	417
*	IDT Corp. Class B	10,410	387
*	Clearfield Inc.	11,772	355
*	8x8 Inc.	107,001	303
*,1	AST SpaceMobile Inc.	71,262	226
*	Ooma Inc.	21,657	221
*	CommScope Holding Co. Inc.	185,672	216
*	Kaltura Inc.	73,867	98
*	Cambium Networks Corp.	11,061	47
*	Gogo Inc.	5,395	44
*	Akoustis Technologies Inc.	61,954	39
	Bel Fuse Inc. Class B	717	37
*	Consolidated Communications Holdings Inc.	7,015	30
			16,064
Utilities (1.5%)
*	Casella Waste Systems Inc. Class A	50,450	4,546
	American States Water Co.	33,161	2,368
	Ormat Technologies Inc. (XNYS)	30,678	1,999
	New Jersey Resources Corp.	45,498	1,893
	Chesapeake Utilities Corp.	12,255	1,250
	MGE Energy Inc.	16,614	1,050

70

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Middlesex Water Co.	15,641	796
	California Water Service Group	16,273	747
	York Water Co.	12,698	450
	Brookfield Infrastructure Corp. Class A (XTSE)	11,611	385
*	Sunnova Energy International Inc.	46,219	336
	PNM Resources Inc.	8,113	296
	Unitil Corp.	4,085	208
	Artesian Resources Corp. Class A	5,911	204
	Excelerate Energy Inc. Class A	12,527	197
*	Pure Cycle Corp.	17,402	173
	Genie Energy Ltd. Class B	9,180	167
*,1	NuScale Power Corp.	48,736	151
	Global Water Resources Inc.	10,348	134
	Consolidated Water Co. Ltd.	3,786	112
*	Cadiz Inc.	35,816	104
*	Vertex Energy Inc.	57,640	78
	Aris Water Solutions Inc. Class A	1,810	22
	RGC Resources Inc.	481	9
			17,675
Total Common Stocks (Cost $930,302)			1,152,343
Warrant (0.0%)
*	Cassava Sciences Inc. Exp. 11/15/24 (Cost $—)	1	—
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[5,6]	Vanguard Market Liquidity Fund, 5.400% (Cost $16,315)	163,200	16,318
Total Investments (101.3%) (Cost $946,617)			1,168,661
Other Assets and Liabilities—Net (-1.3%)			(14,570)
Net Assets (100%)			1,154,091
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,743,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $18,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $15,250,000 was received for securities on loan, of which $15,133,000 is held in Vanguard Market Liquidity Fund and $117,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
71

Russell 2000 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	18	1,852	29

See accompanying Notes, which are an integral part of the Financial Statements.
72

Russell 2000 Growth Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $930,302)	1,152,343
Affiliated Issuers (Cost $16,315)	16,318
Total Investments in Securities	1,168,661
Investment in Vanguard	34
Cash	4,377
Cash Collateral Pledged—Futures Contracts	120
Receivables for Investment Securities Sold	4
Receivables for Accrued Income	454
Receivables for Capital Shares Issued	22
Variation Margin Receivable—Futures Contracts	13
Total Assets	1,173,685
Liabilities
Payables for Investment Securities Purchased	4,256
Collateral for Securities on Loan	15,250
Payables for Capital Shares Redeemed	27
Payables to Vanguard	61
Total Liabilities	19,594
Net Assets	1,154,091
1 Includes $14,743,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	1,301,720
Total Distributable Earnings (Loss)	(147,629)
Net Assets	1,154,091

ETF Shares—Net Assets
Applicable to 4,750,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	912,540
Net Asset Value Per Share—ETF Shares	$192.10

Institutional Shares—Net Assets
Applicable to 659,989 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	241,551
Net Asset Value Per Share—Institutional Shares	$365.99

See accompanying Notes, which are an integral part of the Financial Statements.
73

Russell 2000 Growth Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	3,163
Interest[2]	26
Securities Lending—Net	786
Total Income	3,975
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative—ETF Shares	498
Management and Administrative—Institutional Shares	72
Marketing and Distribution—ETF Shares	20
Marketing and Distribution—Institutional Shares	4
Custodian Fees	26
Shareholders’ Reports—ETF Shares	25
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	—
Other Expenses	9
Total Expenses	669
Expenses Paid Indirectly	(1)
Net Expenses	668
Net Investment Income	3,307
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	13,749
Futures Contracts	90
Realized Net Gain (Loss)	13,839
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	91,481
Futures Contracts	22
Change in Unrealized Appreciation (Depreciation)	91,503
Net Increase (Decrease) in Net Assets Resulting from Operations	108,649
1	Dividends are net of foreign withholding taxes of $3,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $23,000, $1,000, less than $1,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $12,981,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
74

Russell 2000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,307	8,774
Realized Net Gain (Loss)	13,839	(2,797)
Change in Unrealized Appreciation (Depreciation)	91,503	56,561
Net Increase (Decrease) in Net Assets Resulting from Operations	108,649	62,538
Distributions
ETF Shares	(3,792)	(6,440)
Institutional Shares	(1,182)	(2,474)
Total Distributions	(4,974)	(8,914)
Capital Share Transactions
ETF Shares	45,842	87,971
Institutional Shares	(13,961)	(35,435)
Net Increase (Decrease) from Capital Share Transactions	31,881	52,536
Total Increase (Decrease)	135,556	106,160
Net Assets
Beginning of Period	1,018,535	912,375
End of Period	1,154,091	1,018,535

See accompanying Notes, which are an integral part of the Financial Statements.
75

Russell 2000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$175.15	$165.45	$222.64	$164.83	$141.63	$160.12
Investment Operations
Net Investment Income[1]	.553	1.499	1.137	.839	1.097	.971
Net Realized and Unrealized Gain (Loss) on Investments	17.252	9.702	(57.266)	57.852	23.237	(18.527)
Total from Investment Operations	17.805	11.201	(56.129)	58.691	24.334	(17.556)
Distributions
Dividends from Net Investment Income	(.855)	(1.501)	(1.061)	(.881)	(1.134)	(.934)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.855)	(1.501)	(1.061)	(.881)	(1.134)	(.934)
Net Asset Value, End of Period	$192.10	$175.15	$165.45	$222.64	$164.83	$141.63
Total Return	10.22%	6.87%	-25.28%	35.67%	17.32%	-10.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$913	$784	$658	$735	$371	$301
Ratio of Total Expenses to Average Net Assets	0.15%[2]	0.15%[2]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.62%	0.90%	0.61%	0.40%	0.75%	0.68%
Portfolio Turnover Rate[3]	4%	32%	33%	47%	38%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
76

Russell 2000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$333.70	$315.20	$424.16	$314.01	$269.76	$305.04
Investment Operations
Net Investment Income[1]	1.167	3.090	2.706	1.912	2.275	2.021
Net Realized and Unrealized Gain (Loss) on Investments	32.862	18.463	(109.390)	110.162	44.269	(35.267)
Total from Investment Operations	34.029	21.553	(106.684)	112.074	46.544	(33.246)
Distributions
Dividends from Net Investment Income	(1.739)	(3.053)	(2.276)	(1.924)	(2.294)	(2.034)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.739)	(3.053)	(2.276)	(1.924)	(2.294)	(2.034)
Net Asset Value, End of Period	$365.99	$333.70	$315.20	$424.16	$314.01	$269.76
Total Return	10.26%	6.94%	-25.24%	35.77%	17.42%	-10.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$242	$235	$255	$752	$500	$472
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.69%	0.98%	0.72%	0.48%	0.82%	0.75%
Portfolio Turnover Rate[3]	4%	32%	33%	47%	38%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
77

Russell 2000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
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Russell 2000 Growth Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
79

Russell 2000 Growth Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Russell 2000 Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,152,305	18	20	1,152,343
Warrant	—	—	—	—
Temporary Cash Investments	16,318	—	—	16,318
Total	1,168,623	18	20	1,168,661
Derivative Financial Instruments
Assets
Futures Contracts[1]	29	—	—	29
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The tax character of distributions paid was as follows:
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	952,979
Gross Unrealized Appreciation	330,456
Gross Unrealized Depreciation	(114,745)
Net Unrealized Appreciation (Depreciation)	215,711
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $377,765,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $39,687,000 of investment securities and sold $52,775,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $79,246,000 and $37,833,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $3,368,000 and sales were $3,927,000, resulting in net realized loss of $270,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
81

Russell 2000 Growth Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	83,707	500	268,511	1,575
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(37,865)	(225)	(180,540)	(1,075)
Net Increase (Decrease)—ETF Shares	45,842	275	87,971	500
Institutional Shares
Issued	8,209	26	49,602	158
Issued in Lieu of Cash Distributions	1,141	3	2,350	8
Redeemed	(23,311)	(72)	(87,387)	(271)
Net Increase (Decrease)—Institutional Shares	(13,961)	(43)	(35,435)	(105)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
82

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
83

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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18512 042024

Semiannual Report   |   February 29, 2024
Vanguard Russell 3000 Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Russell 3000 Index Fund
ETF Shares	$1,000.00	$1,137.40	$0.53
Institutional Shares	1,000.00	1,137.50	0.43
Based on Hypothetical 5% Yearly Return
Russell 3000 Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Institutional Shares	1,000.00	1,024.47	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Russell 3000 Index Fund
Fund Allocation
As of February 29, 2024
Basic Materials	1.9%
Consumer Discretionary	14.5
Consumer Staples	4.5
Energy	3.9
Financials	10.9
Health Care	12.0
Industrials	13.1
Real Estate	2.7
Technology	32.1
Telecommunications	2.0
Utilities	2.4
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Russell 3000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.9%)
	Linde plc	33,430	15,004
	Ecolab Inc.	17,166	3,860
	Freeport-McMoRan Inc.	98,384	3,720
	Air Products and Chemicals Inc.	15,338	3,590
	Nucor Corp.	17,209	3,309
	Fastenal Co.	39,283	2,868
	Dow Inc.	48,628	2,717
	Newmont Corp. (XNYS)	79,401	2,481
	LyondellBasell Industries NV Class A	17,745	1,779
	Steel Dynamics Inc.	10,700	1,432
	International Flavors & Fragrances Inc.	17,500	1,321
	Reliance Steel & Aluminum Co.	3,966	1,274
	Avery Dennison Corp.	5,559	1,204
	Albemarle Corp.	8,049	1,110
	CF Industries Holdings Inc.	13,239	1,069
	Celanese Corp.	6,992	1,063
	International Paper Co.	23,877	844
	United States Steel Corp.	15,094	715
*	Cleveland-Cliffs Inc.	34,134	710
	Eastman Chemical Co.	8,070	708
	Mosaic Co.	22,716	708
*	RBC Bearings Inc.	1,947	531
	FMC Corp.	8,561	483
	UFP Industries Inc.	4,149	476
	Southern Copper Corp.	5,846	473
	Royal Gold Inc.	4,463	458
	Olin Corp.	8,340	449
	Commercial Metals Co.	8,076	436
	Hexcel Corp.	5,746	428
*	Valvoline Inc.	9,742	415
	Mueller Industries Inc.	7,554	388
*	Arcadium Lithium plc	70,558	387
	Element Solutions Inc.	15,863	373
	Boise Cascade Co.	2,676	364
	Timken Co.	4,317	363
	Balchem Corp.	2,268	356
	Alcoa Corp.	12,294	335
	Cabot Corp.	3,847	327
	Westlake Corp.	2,267	314
	Ashland Inc.	3,342	313
	Huntsman Corp.	11,669	299
	NewMarket Corp.	443	284
	Avient Corp.	6,628	268
		Shares	Market Value• ($000)
	Innospec Inc.	1,815	226
	Carpenter Technology Corp.	3,466	224
	Sensient Technologies Corp.	2,992	200
	Chemours Co.	10,070	198
	Quaker Chemical Corp.	988	198
	Materion Corp.	1,465	197
	Scotts Miracle-Gro Co.	3,004	197
*	Uranium Energy Corp.	26,725	173
	Minerals Technologies Inc.	2,377	172
*	Constellium SE	8,664	168
	Hecla Mining Co.	44,332	157
	Sylvamo Corp.	2,522	152
	Stepan Co.	1,574	140
*	MP Materials Corp.	7,738	118
	Tronox Holdings plc	7,671	113
*	Ingevity Corp.	2,453	112
	Hawkins Inc.	1,123	79
	Koppers Holdings Inc.	1,349	76
	Kaiser Aluminum Corp.	1,011	73
	Orion SA	3,183	72
*	Energy Fuels Inc.	10,793	68
*	Worthington Steel Inc.	2,065	65
*	US Silica Holdings Inc.	5,508	63
	SSR Mining Inc. (XTSE)	14,116	61
	Ryerson Holding Corp.	1,906	60
	Mativ Holdings Inc.	3,389	59
*	Perimeter Solutions SA	9,714	59
*	Coeur Mining Inc.	22,496	58
*	Ecovyst Inc.	5,959	57
	Haynes International Inc.	884	53
	Compass Minerals International Inc.	2,156	49
*	TimkenSteel Corp.	2,235	49
	AdvanSix Inc.	1,645	46
	Olympic Steel Inc.	670	46
*	Novagold Resources Inc.	17,074	42
*	Encore Energy Corp.	10,589	41
*	Clearwater Paper Corp.	994	39
*	Century Aluminum Co.	3,243	34
	Radius Recycling Inc.	1,716	34
*	Ivanhoe Electric Inc.	4,338	32
*	LSB Industries Inc.	3,521	26
*	Northwest Pipe Co.	774	23
	American Vanguard Corp.	1,972	21
	GrafTech International Ltd.	11,855	21
*	Rayonier Advanced Materials Inc.	4,611	16
*	Piedmont Lithium Inc.	1,095	16
4

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	i-80 Gold Corp.	12,037	15
	Omega Flex Inc.	208	14
*	Intrepid Potash Inc.	553	12
	FutureFuel Corp.	1,670	10
	Caledonia Mining Corp. plc	1,021	10
*	Contango ORE Inc.	589	10
	Tredegar Corp.	2,137	9
*	Perpetua Resources Corp.	2,379	7
*	Dakota Gold Corp.	3,098	7
*	Origin Materials Inc.	7,576	4
*	LanzaTech Global Inc.	1,173	4
*	5e Advanced Materials Inc.	1,816	3
			64,294
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	621,762	109,903
*	Tesla Inc.	190,438	38,446
	Home Depot Inc.	69,012	26,267
	Costco Wholesale Corp.	30,567	22,738
*	Netflix Inc.	29,802	17,968
	Walmart Inc.	295,260	17,305
	McDonald's Corp.	50,301	14,702
	Walt Disney Co.	126,243	14,086
*	Uber Technologies Inc.	135,925	10,806
	Lowe's Cos. Inc.	39,874	9,596
*	Booking Holdings Inc.	2,464	8,547
	NIKE Inc. Class B	82,167	8,540
	TJX Cos. Inc.	79,429	7,875
	Starbucks Corp.	77,929	7,395
*	Chipotle Mexican Grill Inc.	1,897	5,101
	Target Corp.	31,817	4,865
*	O'Reilly Automotive Inc.	4,086	4,443
*	Airbnb Inc. Class A	27,928	4,398
	Marriott International Inc. Class A	16,786	4,194
	General Motors Co.	94,847	3,887
*	AutoZone Inc.	1,216	3,655
*	Lululemon Athletica Inc.	7,664	3,580
	Hilton Worldwide Holdings Inc.	17,244	3,523
	Ross Stores Inc.	23,093	3,440
	Ford Motor Co.	269,909	3,358
	DR Horton Inc.	21,407	3,199
*	Copart Inc.	59,298	3,152
	Lennar Corp. Class A	17,384	2,756
	Yum! Brands Inc.	19,294	2,671
*	Trade Desk Inc. Class A	30,536	2,609
	Electronic Arts Inc.	18,693	2,607
*	Spotify Technology SA	9,691	2,485
	Estee Lauder Cos. Inc. Class A	16,002	2,378
	Dollar General Corp.	15,044	2,186
*	Dollar Tree Inc.	14,463	2,121
*	Royal Caribbean Cruises Ltd.	16,064	1,981
	Tractor Supply Co.	7,511	1,910
	Delta Air Lines Inc.	44,236	1,870
*	Ulta Beauty Inc.	3,381	1,855
	eBay Inc.	36,621	1,731
*	Take-Two Interactive Software Inc.	11,394	1,674
*	Deckers Outdoor Corp.	1,799	1,611
	PulteGroup Inc.	14,640	1,587
*	NVR Inc.	202	1,540
*	Aptiv plc	18,568	1,476
	Garmin Ltd.	10,538	1,447
	Genuine Parts Co.	9,611	1,435
	Darden Restaurants Inc.	8,299	1,417
		Shares	Market Value• ($000)
	Southwest Airlines Co.	40,824	1,399
*	Coupang Inc.	75,219	1,393
	Las Vegas Sands Corp.	25,253	1,377
*	Warner Bros Discovery Inc.	151,165	1,329
*	Expedia Group Inc.	9,458	1,294
*	Roblox Corp. Class A	31,821	1,270
*	DraftKings Inc. Class A	28,599	1,239
	Omnicom Group Inc.	13,693	1,210
	Domino's Pizza Inc.	2,410	1,081
	Best Buy Co. Inc.	13,354	1,080
*	Carnival Corp.	68,062	1,079
*	Liberty Media Corp.-Liberty Formula One Class C	14,775	1,075
	Pool Corp.	2,670	1,063
*	Live Nation Entertainment Inc.	10,719	1,040
	Williams-Sonoma Inc.	4,368	1,029
*	United Airlines Holdings Inc.	22,498	1,023
	LKQ Corp.	18,413	963
	RB Global Inc. (XTSE)	12,425	943
*	Burlington Stores Inc.	4,423	907
*	Floor & Decor Holdings Inc. Class A	7,127	863
*	CarMax Inc.	10,821	855
	Toll Brothers Inc.	7,308	838
*	MGM Resorts International	19,340	837
	Interpublic Group of Cos. Inc.	26,338	827
	Rollins Inc.	17,483	770
*	e.l.f. Beauty Inc.	3,647	760
*	Five Below Inc.	3,756	754
	News Corp. Class A	27,959	752
	Wynn Resorts Ltd.	7,100	747
	Tapestry Inc.	15,671	745
	Service Corp. International	10,052	736
	Dick's Sporting Goods Inc.	4,118	733
	Wingstop Inc.	2,062	724
	Bath & Body Works Inc.	15,690	717
*	American Airlines Group Inc.	44,677	701
	Texas Roadhouse Inc.	4,677	699
*	BJ's Wholesale Club Holdings Inc.	9,133	667
*	Light & Wonder Inc.	6,199	623
	Tempur Sealy International Inc.	11,433	623
*	Caesars Entertainment Inc.	14,061	611
*	Etsy Inc.	8,396	602
	Vail Resorts Inc.	2,596	598
	Churchill Downs Inc.	4,891	596
	Gentex Corp.	16,302	596
	Fox Corp. Class A	18,954	565
	PVH Corp.	4,126	564
*	Skechers USA Inc. Class A	9,110	563
*	Norwegian Cruise Line Holdings Ltd.	28,862	560
	Lithia Motors Inc.	1,851	554
	Murphy USA Inc.	1,321	551
	Lear Corp.	3,924	539
*	Crocs Inc.	4,254	520
*	Rivian Automotive Inc. Class A	45,711	517
*	SiteOne Landscape Supply Inc.	3,051	514
	Ralph Lauren Corp.	2,706	503
	BorgWarner Inc. (XNYS)	15,811	492

5

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	New York Times Co. Class A	11,036	489
*	Carvana Co.	6,419	487
	H&R Block Inc.	9,901	485
	U-Haul Holding Co.	7,585	482
	Aramark	15,868	481
*	Duolingo Inc.	1,996	477
*	Mattel Inc.	23,815	469
*	Bright Horizons Family Solutions Inc.	3,986	458
	Hyatt Hotels Corp. Class A	2,976	457
	Hasbro Inc.	9,054	455
	Thor Industries Inc.	3,475	445
*	Abercrombie & Fitch Co. Class A	3,376	431
	Wyndham Hotels & Resorts Inc.	5,532	423
	Paramount Global Class B	37,690	416
	Whirlpool Corp.	3,712	399
	Nexstar Media Group Inc.	2,377	395
*	Taylor Morrison Home Corp.	6,938	393
	VF Corp.	23,933	391
	Meritage Homes Corp.	2,447	386
	Academy Sports & Outdoors Inc.	5,116	382
*	Lyft Inc. Class A	23,325	370
*	Capri Holdings Ltd.	7,901	364
*	Planet Fitness Inc. Class A	5,813	361
	TKO Group Holdings Inc.	4,260	357
*	Ollie's Bargain Outlet Holdings Inc.	4,344	348
	Polaris Inc.	3,739	347
*	Wayfair Inc. Class A	5,773	344
*	Coty Inc. Class A	26,718	336
*	Alaska Air Group Inc.	8,881	332
	Boyd Gaming Corp.	5,012	331
	Macy's Inc.	18,913	330
	KB Home	4,933	328
	Harley-Davidson Inc.	9,012	327
*	Liberty Media Corp.-Liberty SiriusXM Class C	11,032	320
	Signet Jewelers Ltd.	3,114	317
*	AutoNation Inc.	2,007	301
*	RH	1,098	301
*	Asbury Automotive Group Inc.	1,429	298
*	Skyline Champion Corp.	3,522	295
	American Eagle Outfitters Inc.	12,289	292
	Advance Auto Parts Inc.	4,271	288
*	Grand Canyon Education Inc.	2,091	282
*	Shake Shack Inc. Class A	2,653	282
	MDC Holdings Inc.	4,302	270
	Gap Inc.	13,763	261
	Group 1 Automotive Inc.	963	261
*	GameStop Corp. Class A	18,199	260
*	Hilton Grand Vacations Inc.	5,745	258
*	YETI Holdings Inc.	6,087	250
*	Madison Square Garden Sports Corp.	1,308	246
*	Tri Pointe Homes Inc.	6,840	242
	Marriott Vacations Worldwide Corp.	2,575	240
*	M/I Homes Inc.	1,873	238
*	Cavco Industries Inc.	635	237
		Shares	Market Value• ($000)
	Choice Hotels International Inc.	2,092	234
	Kontoor Brands Inc.	3,962	234
	Steven Madden Ltd.	5,409	232
	Travel & Leisure Co.	5,137	230
*	Goodyear Tire & Rubber Co.	19,003	226
*	Visteon Corp.	1,970	223
*	Adient plc	6,584	223
	LCI Industries	1,739	219
	Kohl's Corp.	7,804	217
	Penske Automotive Group Inc.	1,412	217
	Wendy's Co.	11,927	216
	International Game Technology plc	7,689	209
	Newell Brands Inc.	27,700	208
*	TripAdvisor Inc.	7,770	208
	Carter's Inc.	2,539	206
	Columbia Sportswear Co.	2,485	205
	Foot Locker Inc.	5,961	205
*	Helen of Troy Ltd.	1,635	204
	Rush Enterprises Inc. Class A	4,122	201
*	Boot Barn Holdings Inc.	2,156	199
	TEGNA Inc.	14,206	199
	Red Rock Resorts Inc. Class A	3,394	197
	Inter Parfums Inc.	1,322	194
*	Penn Entertainment Inc.	10,530	193
	Fox Corp. Class B	6,961	191
	Leggett & Platt Inc.	9,245	189
*	SkyWest Inc.	2,892	186
*	Urban Outfitters Inc.	4,482	186
	Graham Holdings Co. Class B	258	181
*	Stride Inc.	3,032	181
*	Dorman Products Inc.	1,915	180
*	frontdoor Inc.	5,731	180
	Strategic Education Inc.	1,621	180
	Century Communities Inc.	2,073	179
*,1	Lucid Group Inc.	53,566	177
*	Liberty Media Corp.-Liberty SiriusXM Class A	6,090	177
	News Corp. Class B	6,183	173
	Bloomin' Brands Inc.	6,244	170
*	Sonos Inc.	8,952	170
	Nordstrom Inc.	8,081	169
	Papa John's International Inc.	2,337	168
*	LGI Homes Inc.	1,460	167
*	ACV Auctions Inc. Class A	9,161	163
	MillerKnoll Inc.	5,292	162
*	JetBlue Airways Corp.	24,346	158
	PriceSmart Inc.	1,862	157
*	Fox Factory Holding Corp.	3,058	155
*	QuantumScape Corp.	24,163	151
*	Topgolf Callaway Brands Corp.	10,530	150
*	Victoria's Secret & Co.	5,242	150
	Avis Budget Group Inc.	1,375	149
*	Dave & Buster's Entertainment Inc.	2,383	147
	HNI Corp.	3,285	147
	Winnebago Industries Inc.	2,049	147
*	Coursera Inc.	9,113	146
*	Adtalem Global Education Inc.	2,838	140

6

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Acushnet Holdings Corp.	2,153	139
*	SeaWorld Entertainment Inc.	2,693	138
*	Liberty Media Corp.-Liberty Live Class C	3,466	138
*	Brinker International Inc.	2,950	137
[1]	Sirius XM Holdings Inc.	30,947	137
*	Cinemark Holdings Inc.	7,701	134
	Worthington Enterprises Inc.	2,109	131
*	Under Armour Inc. Class C	15,266	130
*	ODP Corp.	2,277	129
*	OPENLANE Inc.	8,318	127
	Upbound Group Inc.	3,697	125
*	Hanesbrands Inc.	22,780	123
*	Gentherm Inc.	2,139	122
*	National Vision Holdings Inc.	5,197	122
*	Six Flags Entertainment Corp.	4,770	121
*	Vista Outdoor Inc.	3,773	118
	Dana Inc.	9,374	117
	Laureate Education Inc.	8,761	117
	Cheesecake Factory Inc.	3,265	116
*	Atlanta Braves Holdings Inc. Class C	2,939	115
*	Peloton Interactive Inc. Class A	24,281	110
	Phinia Inc.	3,215	110
*	Knowles Corp.	6,672	109
	Oxford Industries Inc.	1,072	109
	La-Z-Boy Inc.	2,827	107
*	Under Armour Inc. Class A	11,865	106
*	Madison Square Garden Entertainment Corp.	2,710	104
*	Central Garden & Pet Co.	2,334	102
*	Green Brick Partners Inc.	1,726	101
*,1	Birkenstock Holding plc	2,018	101
*	Leslie's Inc.	12,617	100
	Dillard's Inc. Class A	231	96
	Jack in the Box Inc.	1,316	96
*	Beyond Inc.	2,871	96
	Cracker Barrel Old Country Store Inc.	1,437	95
	Caleres Inc.	2,348	91
*	Sally Beauty Holdings Inc.	7,225	91
*	PROG Holdings Inc.	2,939	91
*	G-III Apparel Group Ltd.	2,639	88
	Steelcase Inc. Class A	6,429	88
*	Cars.com Inc.	4,677	86
	Buckle Inc.	2,079	85
*	XPEL Inc.	1,613	85
	John Wiley & Sons Inc. Class A	2,432	81
*	PowerSchool Holdings Inc. Class A	3,854	80
	Perdoceo Education Corp.	4,446	79
	Allegiant Travel Co.	1,072	78
	Krispy Kreme Inc.	5,999	78
*	Sweetgreen Inc. Class A	6,162	78
	Monro Inc.	2,308	77
*	Sphere Entertainment Co.	1,766	76
	Scholastic Corp.	1,844	73
*	OneSpaWorld Holdings Ltd.	5,585	73
	Camping World Holdings Inc. Class A	2,682	72
	Winmark Corp.	188	71
		Shares	Market Value• ($000)
*	Chegg Inc.	7,864	70
*	Lions Gate Entertainment Corp. Class B	7,683	70
*	Central Garden & Pet Co. Class A	1,811	68
	Hibbett Inc.	833	68
*	Udemy Inc.	5,983	68
	Monarch Casino & Resort Inc.	948	67
*	Hertz Global Holdings Inc.	8,596	67
*	Arlo Technologies Inc.	6,268	65
*	Everi Holdings Inc.	5,418	64
*	Revolve Group Inc.	2,894	63
*	Cava Group Inc.	1,076	63
	Interface Inc.	3,745	59
*	Beazer Homes USA Inc.	1,865	58
*	Sabre Corp.	21,826	58
*	Dream Finders Homes Inc. Class A	1,493	58
*	AMC Entertainment Holdings Inc. Class A	13,382	58
*	BJ's Restaurants Inc.	1,588	56
*	Malibu Boats Inc. Class A	1,277	56
*	QuinStreet Inc.	3,737	55
	Sonic Automotive Inc. Class A	1,051	55
*	Driven Brands Holdings Inc.	3,968	55
	Matthews International Corp. Class A	1,878	54
*	Viad Corp.	1,450	54
*	Liberty Media Corp.-Liberty Live Class A	1,401	54
*	Lions Gate Entertainment Corp. Class A	5,490	53
*	IMAX Corp.	3,088	53
*	Vizio Holding Corp. Class A	4,695	52
	Sturm Ruger & Co. Inc.	1,188	51
	Ethan Allen Interiors Inc.	1,506	50
	Guess? Inc.	1,987	50
	Wolverine World Wide Inc.	4,831	49
	Dine Brands Global Inc.	989	48
*	MarineMax Inc.	1,432	48
	Spirit Airlines Inc.	7,418	48
[1]	Paramount Global Class A	2,262	48
*	Hovnanian Enterprises Inc. Class A	303	47
*	Clear Channel Outdoor Holdings Inc.	26,649	46
*	Hawaiian Holdings Inc.	3,192	45
	Standard Motor Products Inc.	1,431	45
*	Thryv Holdings Inc.	2,146	45
*	Mister Car Wash Inc.	5,452	45
*	American Axle & Manufacturing Holdings Inc.	6,329	44
*	Accel Entertainment Inc.	3,852	44
*	Portillo's Inc. Class A	3,052	44
	Lennar Corp. Class B	290	43
	Smith & Wesson Brands Inc.	3,140	43
*	Figs Inc. Class A	8,046	42
*	Life Time Group Holdings Inc.	3,077	42
	Rush Enterprises Inc. Class B	819	41
*,1	Luminar Technologies Inc.	17,288	41

7

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	First Watch Restaurant Group Inc.	1,594	40
*	Chuy's Holdings Inc.	1,161	39
	Golden Entertainment Inc.	1,060	39
	Global Industrial Co.	894	39
*	Kura Sushi USA Inc. Class A	395	38
	Shoe Carnival Inc.	1,121	37
*	Sun Country Airlines Holdings Inc.	2,384	36
	Gray Television Inc.	5,995	35
*	Savers Value Village Inc.	1,713	35
*	Daily Journal Corp.	99	34
*	Corsair Gaming Inc.	2,541	33
	Arko Corp.	5,043	33
*	Integral Ad Science Holding Corp.	3,156	33
	Sinclair Inc.	2,213	33
*	Denny's Corp.	3,480	32
*	Stoneridge Inc.	1,831	32
*	Clean Energy Fuels Corp.	10,556	31
	Haverty Furniture Cos. Inc.	893	31
	RCI Hospitality Holdings Inc.	554	31
*	Instructure Holdings Inc.	1,365	31
*	Universal Technical Institute Inc.	1,991	30
	A-Mark Precious Metals Inc.	1,154	30
*	European Wax Center Inc. Class A	2,107	30
*	America's Car-Mart Inc.	427	29
	Designer Brands Inc. Class A	2,614	28
*	AMC Networks Inc. Class A	2,202	28
*	Stagwell Inc.	5,219	28
*	Super Group SGHC Ltd.	8,455	28
	Marcus Corp.	1,834	27
	Movado Group Inc.	932	27
*	Atlanta Braves Holdings Inc. Class A	653	27
*	Boston Omaha Corp. Class A	1,587	26
*	Liquidity Services Inc.	1,393	25
*	MasterCraft Boat Holdings Inc.	1,121	25
*	Genesco Inc.	731	23
*	Sleep Number Corp.	1,417	23
*	Bally's Corp.	2,084	23
	Carrols Restaurant Group Inc.	2,303	22
*	Potbelly Corp.	1,596	22
*	Zumiez Inc.	1,223	22
*	OneWater Marine Inc. Class A	854	22
*	iRobot Corp.	1,869	21
*	Lovesac Co.	911	21
*	PlayAGS Inc.	2,270	21
*	Legacy Housing Corp.	798	21
*	Rush Street Interactive Inc.	3,653	21
*	Stitch Fix Inc. Class A	6,173	20
*	Landsea Homes Corp.	1,466	20
	Carriage Services Inc.	768	19
*	GoPro Inc. Class A	8,192	19
	Johnson Outdoors Inc. Class A	413	19
		Shares	Market Value• ($000)
*	Lindblad Expeditions Holdings Inc.	2,047	19
	Alta Equipment Group Inc.	1,627	19
*	Cardlytics Inc.	2,222	18
	Entravision Communications Corp. Class A	4,758	18
*	EW Scripps Co. Class A	4,477	18
*	iHeartMedia Inc. Class A	6,426	18
*	Gannett Co. Inc.	8,375	18
	Build-A-Bear Workshop Inc.	765	18
*	Eastman Kodak Co.	3,188	17
*	1-800-Flowers.com Inc. Class A	1,608	17
	Climb Global Solutions Inc.	252	17
*	Inspired Entertainment Inc.	1,641	16
*	AMMO Inc.	6,813	16
*	Xponential Fitness Inc. Class A	1,539	16
*	Cooper-Standard Holdings Inc.	1,054	15
*	El Pollo Loco Holdings Inc.	1,665	15
	Hooker Furnishings Corp.	597	15
	Aaron's Co. Inc.	1,892	15
*	Frontier Group Holdings Inc.	2,210	15
*	JAKKS Pacific Inc.	432	15
*	Holley Inc.	3,560	15
*	Funko Inc. Class A	2,050	14
*	Turtle Beach Corp.	1,352	14
*	Lincoln Educational Services Corp.	1,410	14
	Cricut Inc. Class A	2,993	14
*	SES AI Corp.	7,730	14
*	Children's Place Inc.	692	13
*	Tile Shop Holdings Inc.	1,892	13
*	Selectquote Inc.	6,723	13
*	Destination XL Group Inc.	3,357	13
*	Petco Health & Wellness Co. Inc.	4,881	13
*	BARK Inc.	10,652	13
*	Gambling.com Group Ltd.	1,396	13
*,1	Livewire Group Inc.	1,406	13
	Clarus Corp.	2,124	12
*	Vera Bradley Inc.	1,521	12
*	Sportsman's Warehouse Holdings Inc.	3,203	12
*	Playtika Holding Corp.	1,583	12
*	Outbrain Inc.	3,144	12
*	Playstudios Inc.	5,032	12
[1]	Bowlero Corp. Class A	969	12
	Nathan's Famous Inc.	158	11
*	Blink Charging Co.	3,333	11
*	ThredUP Inc. Class A	5,564	11
*	ContextLogic Inc. Class A	1,765	11
	Weyco Group Inc.	309	10
*	WW International Inc.	3,267	10
*	Nerdy Inc.	3,366	10
	Escalade Inc.	574	9
	Rocky Brands Inc.	352	9
	Purple Innovation Inc.	4,588	9
	Marine Products Corp.	786	9
*	CarParts.com Inc.	3,721	9
*	Full House Resorts Inc.	1,743	9
*,1	Fisker Inc.	12,295	9
*	Latham Group Inc.	2,536	9
*	Snap One Holdings Corp.	1,146	9

8

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Big Lots Inc.	1,538	8
*	Emerald Holding Inc.	1,517	8
*	J Jill Inc.	326	8
	Cato Corp. Class A	1,059	7
*	Century Casinos Inc.	2,301	7
*	Red Robin Gourmet Burgers Inc.	989	7
*	VOXX International Corp.	839	7
	Townsquare Media Inc. Class A	703	7
*	ONE Group Hospitality Inc.	1,914	7
*	Traeger Inc.	3,150	7
*	Reservoir Media Inc.	1,024	7
*	Allbirds Inc. Class A	7,898	7
*	Biglari Holdings Inc. Class B	37	6
*	Mondee Holdings Inc.	2,844	6
	Big 5 Sporting Goods Corp.	1,099	5
*	Vuzix Corp.	3,223	5
*	Duluth Holdings Inc. Class B	760	4
*	Fossil Group Inc.	3,598	4
*	Lazydays Holdings Inc.	759	3
*	Torrid Holdings Inc.	617	3
*	2U Inc.	4,423	2
*	Smith Douglas Homes Corp.	67	2
*	Loop Media Inc.	2,276	1
			492,665
Consumer Staples (4.5%)
	Procter & Gamble Co.	162,328	25,800
	Coca-Cola Co.	268,743	16,130
	PepsiCo Inc.	95,121	15,727
	Philip Morris International Inc.	107,216	9,645
	Mondelez International Inc. Class A	93,864	6,859
	CVS Health Corp.	88,420	6,576
	Altria Group Inc.	123,183	5,039
	Colgate-Palmolive Co.	56,627	4,899
	McKesson Corp.	9,361	4,881
*	Monster Beverage Corp.	51,236	3,028
	Sysco Corp.	35,072	2,840
	Kimberly-Clark Corp.	23,174	2,808
	Constellation Brands Inc. Class A	11,030	2,741
	Cencora Inc.	11,137	2,624
	Corteva Inc.	49,002	2,623
	General Mills Inc.	40,113	2,574
	Kenvue Inc.	119,405	2,269
	Kroger Co.	44,895	2,227
	Keurig Dr Pepper Inc.	65,317	1,954
	Archer-Daniels-Midland Co.	36,752	1,952
	Hershey Co.	10,354	1,946
	Kraft Heinz Co.	55,138	1,945
	Church & Dwight Co. Inc.	16,751	1,677
	Clorox Co.	8,499	1,303
	McCormick & Co. Inc.	17,278	1,190
	Walgreens Boots Alliance Inc.	49,318	1,048
	Tyson Foods Inc. Class A	18,958	1,028
	Lamb Weston Holdings Inc.	9,980	1,020
	Kellanova	17,764	980
	Bunge Global SA	9,899	934
	Conagra Brands Inc.	32,612	916
	J M Smucker Co.	7,019	843
		Shares	Market Value• ($000)
*	Performance Food Group Co.	10,501	806
*	Celsius Holdings Inc.	9,825	802
*	US Foods Holding Corp.	15,514	788
	Casey's General Stores Inc.	2,571	783
	Brown-Forman Corp. Class B	12,502	753
	Molson Coors Beverage Co. Class B	11,985	748
	Hormel Foods Corp.	19,905	703
	Albertsons Cos. Inc. Class A	28,851	585
	Campbell Soup Co.	13,082	558
	Ingredion Inc.	4,464	525
*	BellRing Brands Inc.	8,864	505
*	Darling Ingredients Inc.	10,842	459
*	Sprouts Farmers Market Inc.	7,156	447
*	Post Holdings Inc.	3,614	376
*	Freshpet Inc.	3,095	350
	Flowers Foods Inc.	13,561	304
	Lancaster Colony Corp.	1,401	290
	Coca-Cola Consolidated Inc.	342	288
	WD-40 Co.	948	254
*	Simply Good Foods Co.	6,447	229
	Brown-Forman Corp. Class A	3,548	213
*	Boston Beer Co. Inc. Class A	671	207
	Spectrum Brands Holdings Inc.	2,513	202
	Primo Water Corp.	11,327	184
*	Grocery Outlet Holding Corp.	6,904	178
	J & J Snack Foods Corp.	1,126	163
	Cal-Maine Foods Inc.	2,743	158
	Energizer Holdings Inc.	5,148	147
*	TreeHouse Foods Inc.	3,807	136
	Edgewell Personal Care Co.	3,521	134
	Vector Group Ltd.	10,842	121
	Reynolds Consumer Products Inc.	4,004	118
	Andersons Inc.	2,097	116
*	Pilgrim's Pride Corp.	2,893	92
	Universal Corp.	1,926	92
*	Chefs' Warehouse Inc.	2,394	91
	MGP Ingredients Inc.	1,016	87
*	National Beverage Corp.	1,635	86
*	Sovos Brands Inc.	3,728	85
	Utz Brands Inc.	4,706	83
	Ingles Markets Inc. Class A	909	70
	Weis Markets Inc.	1,056	69
*	Hain Celestial Group Inc.	6,327	63
	John B Sanfilippo & Son Inc.	612	63
	WK Kellogg Co.	4,215	62
*	Herbalife Ltd.	6,785	60
	B&G Foods Inc.	5,124	59
*	United Natural Foods Inc.	3,759	59
	Fresh Del Monte Produce Inc.	2,124	51
*	Vita Coco Co. Inc.	1,938	51
	SpartanNash Co.	2,338	49
*	SunOpta Inc.	6,889	48
	Seaboard Corp.	14	46
	Dole plc	3,735	44

9

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*,1	Beyond Meat Inc.	3,829	41
	Nu Skin Enterprises Inc. Class A	3,132	39
*	USANA Health Sciences Inc.	790	38
*	Vital Farms Inc.	1,875	34
	ACCO Brands Corp.	5,861	33
	Calavo Growers Inc.	1,120	32
*	Mission Produce Inc.	2,930	31
*	Duckhorn Portfolio Inc.	3,128	30
	Medifast Inc.	693	28
	Turning Point Brands Inc.	1,062	27
	Oil-Dri Corp. of America	301	21
	Limoneira Co.	1,084	20
*	Beauty Health Co.	5,520	18
*,1	Westrock Coffee Co.	1,786	18
*	Waldencast plc Class A	2,485	17
*	Seneca Foods Corp. Class A	320	16
*	Olaplex Holdings Inc.	8,126	15
	Village Super Market Inc. Class A	470	13
*	Nature's Sunshine Products Inc.	687	12
*	HF Foods Group Inc.	2,849	11
	Alico Inc.	381	11
*	Brookfield Realty Capital Corp. Class A	2,584	11
*	GrowGeneration Corp.	4,609	10
	Natural Grocers by Vitamin Cottage Inc.	575	9
	PetMed Express Inc.	1,610	8
*	Forafric Global plc	599	6
*	Benson Hill Inc.	12,664	3
			152,618
Energy (3.9%)
	Exxon Mobil Corp.	279,399	29,203
	Chevron Corp.	118,750	18,051
	ConocoPhillips	82,770	9,315
	Schlumberger NV	98,178	4,745
	EOG Resources Inc.	40,649	4,653
	Marathon Petroleum Corp.	26,222	4,438
	Phillips 66	30,746	4,382
	Pioneer Natural Resources Co.	16,080	3,782
	Valero Energy Corp.	23,365	3,305
	ONEOK Inc.	40,276	3,025
	Williams Cos. Inc.	84,127	3,023
	Occidental Petroleum Corp.	47,553	2,882
	Hess Corp.	19,135	2,789
	Cheniere Energy Inc.	16,511	2,562
	Kinder Morgan Inc.	134,666	2,342
	Diamondback Energy Inc.	12,241	2,234
	Halliburton Co.	61,673	2,163
	Baker Hughes Co.	69,685	2,062
	Devon Energy Corp.	43,957	1,937
	Targa Resources Corp.	15,202	1,493
	Coterra Energy Inc.	51,138	1,318
*	Enphase Energy Inc.	9,114	1,158
*	First Solar Inc.	7,285	1,121
	Marathon Oil Corp.	41,656	1,010
	EQT Corp.	24,748	919
	Ovintiv Inc. (XNYS)	17,629	871
	Chesapeake Energy Corp.	8,668	718
	Texas Pacific Land Corp.	430	677
	TechnipFMC plc	29,682	644
	APA Corp.	21,063	627
		Shares	Market Value• ($000)
	HF Sinclair Corp.	9,924	551
*	Southwestern Energy Co.	74,809	521
	Range Resources Corp.	15,975	505
*	Antero Resources Corp.	19,630	504
*	Weatherford International plc	4,801	493
	Matador Resources Co.	7,695	486
*	NEXTracker Inc. Class A	8,462	476
	Chord Energy Corp.	2,888	469
	NOV Inc.	27,273	461
	ChampionX Corp.	13,155	409
	Permian resources Corp.	26,176	407
	Murphy Oil Corp.	10,070	399
	DTE Midstream LLC	6,742	389
	Civitas Resources Inc.	5,428	373
	PBF Energy Inc. Class A	7,785	364
	SM Energy Co.	8,287	363
	Antero Midstream Corp.	23,887	320
	Noble Corp. plc	7,552	316
	Equitrans Midstream Corp.	29,144	312
	Alpha Metallurgical Resources Inc.	804	303
	Magnolia Oil & Gas Corp. Class A	12,769	290
	Patterson-UTI Energy Inc.	25,012	289
	Arcosa Inc.	3,392	282
	Helmerich & Payne Inc.	6,989	268
*	Valaris Ltd.	4,227	266
	California Resources Corp.	4,997	261
	Liberty Energy Inc.	10,917	233
*	Tidewater Inc.	3,292	231
	Northern Oil & Gas Inc.	6,269	224
*	CNX Resources Corp.	10,619	222
	Cactus Inc. Class A	4,679	215
	Warrior Met Coal Inc.	3,593	205
	Arch Resources Inc.	1,243	205
*	Kosmos Energy Ltd.	33,101	203
	Peabody Energy Corp.	8,041	199
	CONSOL Energy Inc.	2,161	185
	Archrock Inc.	9,838	180
	New Fortress Energy Inc.	4,722	166
*	Shoals Technologies Group Inc. Class A	12,236	157
*	Seadrill Ltd.	3,533	149
*	Array Technologies Inc.	10,772	147
	Golar LNG Ltd.	7,214	146
*	Oceaneering International Inc.	7,282	144
*,1	Plug Power Inc.	37,293	132
*	Par Pacific Holdings Inc.	3,618	131
*	Callon Petroleum Co.	4,095	128
*	Talos Energy Inc.	9,614	127
	Sitio Royalties Corp. Class A	5,241	120
	Delek US Holdings Inc.	4,551	116
*	Gulfport Energy Corp.	781	111
*	Expro Group Holdings NV	5,953	106
*	DNOW Inc.	6,970	99
	Borr Drilling Ltd.	14,480	87
*	Helix Energy Solutions Group Inc.	9,598	86
	World Kinect Corp.	3,489	85
*	Green Plains Inc.	3,953	84
*	Vital Energy Inc.	1,568	79
*	Diamond Offshore Drilling Inc.	6,904	77
	CVR Energy Inc.	1,957	65

10

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	MRC Global Inc.	5,259	61
*	Fluence Energy Inc.	3,943	60
	SunCoke Energy Inc.	5,545	59
	Crescent Energy Co. Class A	5,325	59
	Comstock Resources Inc.	6,156	53
	RPC Inc.	7,190	53
*	Dril-Quip Inc.	2,296	52
*	ProPetro Holding Corp.	6,740	50
*	Nabors Industries Ltd. (XNYS)	622	49
*	Ameresco Inc. Class A	2,173	46
*	REX American Resources Corp.	1,037	46
	Select Water Solutions Inc.	5,314	45
	Core Laboratories Inc.	2,925	44
	Kinetik Holdings Inc.	1,169	41
*	ChargePoint Holdings Inc.	19,853	41
*	SilverBow Resources Inc.	1,427	40
*	Bristow Group Inc.	1,474	40
*	FuelCell Energy Inc.	31,959	38
	Vitesse Energy Inc.	1,609	37
	Berry Corp.	4,683	33
*	Newpark Resources Inc.	5,019	32
*	Centrus Energy Corp. Class A	768	31
*	TETRA Technologies Inc.	7,987	31
	VAALCO Energy Inc.	7,002	31
	SandRidge Energy Inc.	2,266	30
*,1	Tellurian Inc.	33,460	27
	Kodiak Gas Services Inc.	1,029	26
*	NextDecade Corp.	5,484	25
*	Montauk Renewables Inc.	4,337	25
*	Stem Inc.	9,025	24
*	Oil States International Inc.	4,101	22
*	EVgo Inc.	6,999	21
*	DMC Global Inc.	1,215	20
	Atlas Energy Solutions Inc.	985	19
*	SunPower Corp.	5,687	18
	Granite Ridge Resources Inc.	2,861	18
	Ramaco Resources Inc. Class A	1,002	18
	W&T Offshore Inc.	5,569	17
*	SEACOR Marine Holdings Inc.	1,488	16
	Solaris Oilfield Infrastructure Inc. Class A	1,951	16
*,1	Solid Power Inc.	9,314	15
*	Amplify Energy Corp.	2,289	14
*	ProFrac Holding Corp. Class A	1,689	14
*	Gevo Inc.	14,728	13
*	Ring Energy Inc.	8,850	13
	Riley Exploration Permian Inc.	553	13
*	Forum Energy Technologies Inc.	602	12
	Evolution Petroleum Corp.	1,919	11
*	Hallador Energy Co.	1,420	11
	HighPeak Energy Inc.	644	11
	Ranger Energy Services Inc.	935	10
*	Energy Vault Holdings Inc.	6,124	10
*	Maxeon Solar Technologies Ltd.	2,078	8
*	TPI Composites Inc.	2,617	7
		Shares	Market Value• ($000)
*	PrimeEnergy Resources Corp.	70	7
	Ramaco Resources Inc. Class B	551	7
*	KLX Energy Services Holdings Inc.	802	6
*	Empire Petroleum Corp.	1,016	6
*	Mammoth Energy Services Inc.	1,431	5
*	FTC Solar Inc.	4,875	2
*	Enviva Inc.	1,918	1
			133,980
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	126,290	51,703
	JPMorgan Chase & Co.	199,110	37,046
	Bank of America Corp.	475,661	16,420
	Wells Fargo & Co.	253,250	14,078
	S&P Global Inc.	22,132	9,481
	Goldman Sachs Group Inc.	22,032	8,572
	BlackRock Inc.	10,270	8,332
	Progressive Corp.	40,330	7,645
	Citigroup Inc.	131,987	7,324
	Morgan Stanley	83,116	7,151
	Chubb Ltd.	27,999	7,046
	Marsh & McLennan Cos. Inc.	34,142	6,906
	Charles Schwab Corp.	102,375	6,837
	Blackstone Inc.	49,286	6,300
	CME Group Inc.	24,782	5,461
	Intercontinental Exchange Inc.	39,075	5,409
	US Bancorp	107,856	4,526
	KKR & Co. Inc.	45,695	4,490
	Aon plc Class A (XNYS)	13,696	4,328
	Moody's Corp.	10,964	4,160
	PNC Financial Services Group Inc.	27,534	4,053
	Apollo Global Management Inc.	36,104	4,036
	American International Group Inc.	49,153	3,583
	Arthur J Gallagher & Co.	14,567	3,553
	Travelers Cos. Inc.	15,733	3,476
	Aflac Inc.	40,737	3,289
	Truist Financial Corp.	91,182	3,190
	MetLife Inc.	43,558	3,038
	Bank of New York Mellon Corp.	53,222	2,985
	MSCI Inc.	5,289	2,967
	Allstate Corp.	18,049	2,879
	Ameriprise Financial Inc.	7,046	2,870
	Prudential Financial Inc.	24,910	2,715
*	Coinbase Global Inc. Class A	11,645	2,370
*	Arch Capital Group Ltd.	24,550	2,150
	Discover Financial Services	17,139	2,069
	Hartford Financial Services Group Inc.	20,264	1,942
	Willis Towers Watson plc	7,082	1,931
*	NU Holdings Ltd. Class A	160,271	1,776
	T Rowe Price Group Inc.	15,143	1,716
	Broadridge Financial Solutions Inc.	8,030	1,635
	Fifth Third Bancorp	46,458	1,595
	M&T Bank Corp.	11,341	1,585

11

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Raymond James Financial Inc.	12,979	1,562
	State Street Corp.	21,151	1,559
	Ares Management Corp. Class A	11,259	1,493
	LPL Financial Holdings Inc.	5,180	1,388
	Cboe Global Markets Inc.	7,206	1,384
*	Markel Group Inc.	919	1,372
	Brown & Brown Inc.	16,237	1,367
	Principal Financial Group Inc.	16,534	1,337
	Nasdaq Inc.	23,507	1,321
	Huntington Bancshares Inc.	98,026	1,278
	FactSet Research Systems Inc.	2,650	1,226
	Cincinnati Financial Corp.	10,534	1,201
	Regions Financial Corp.	64,086	1,194
	First Citizens BancShares Inc. Class A	746	1,174
	Northern Trust Corp.	14,105	1,158
	W R Berkley Corp.	13,750	1,149
	Everest Group Ltd.	2,941	1,085
	Citizens Financial Group Inc.	31,875	1,001
	Loews Corp.	12,612	948
	KeyCorp	63,527	907
	Fidelity National Financial Inc.	17,803	900
	Tradeweb Markets Inc. Class A	7,867	832
	Equitable Holdings Inc.	23,655	810
	Reinsurance Group of America Inc.	4,576	809
	Kinsale Capital Group Inc.	1,502	775
	RenaissanceRe Holdings Ltd.	3,446	775
	Interactive Brokers Group Inc. Class A	7,086	770
	Globe Life Inc.	6,021	764
*	Robinhood Markets Inc. Class A	45,874	748
	East West Bancorp Inc.	9,609	700
	Ally Financial Inc.	18,562	687
	Unum Group	13,659	675
	Carlyle Group Inc.	14,576	668
	Assurant Inc.	3,614	656
	Annaly Capital Management Inc.	34,034	650
	American Financial Group Inc.	4,987	637
	Primerica Inc.	2,421	594
*	SoFi Technologies Inc.	63,774	573
	Blue Owl Capital Inc.	31,024	557
	Webster Financial Corp.	11,603	553
	MarketAxess Holdings Inc.	2,528	539
	Franklin Resources Inc.	19,587	538
	First Horizon Corp.	37,739	532
	Morningstar Inc.	1,752	523
	XP Inc. Class A	22,118	523
	Old Republic International Corp.	17,996	521
	Jefferies Financial Group Inc.	12,306	515
	Stifel Financial Corp.	6,746	512
	SEI Investments Co.	6,872	462
	Evercore Inc. Class A	2,446	458
	Voya Financial Inc.	6,663	455
		Shares	Market Value• ($000)
	Houlihan Lokey Inc.	3,511	452
	Comerica Inc.	8,938	441
	Cullen/Frost Bankers Inc.	4,013	435
	Selective Insurance Group Inc.	4,166	435
	AGNC Investment Corp.	44,937	430
	Commerce Bancshares Inc.	8,162	425
	Western Alliance Bancorp	7,342	424
	Pinnacle Financial Partners Inc.	5,104	422
	SouthState Corp.	5,012	421
	RLI Corp.	2,851	418
	Starwood Property Trust Inc.	20,515	418
	Popular Inc.	4,893	409
	First American Financial Corp.	6,834	399
	Corebridge Financial Inc.	15,933	396
	Wintrust Financial Corp.	4,060	391
	Invesco Ltd.	25,350	391
	Zions Bancorp NA	9,876	389
	Essent Group Ltd.	7,246	388
	Affiliated Managers Group Inc.	2,405	376
	Synovus Financial Corp.	9,780	371
	Assured Guaranty Ltd.	4,032	369
	MGIC Investment Corp.	18,516	368
*	Marathon Digital Holdings Inc.	14,209	368
	Prosperity Bancshares Inc.	5,871	366
	Rithm Capital Corp.	33,189	360
	OneMain Holdings Inc.	7,573	358
*	Ryan Specialty Holdings Inc.	6,746	353
	Axis Capital Holdings Ltd.	5,514	345
	Cadence Bank	12,269	340
	FNB Corp.	24,790	331
	Hanover Insurance Group Inc.	2,512	330
	SLM Corp.	15,822	330
*	Mr Cooper Group Inc.	4,554	325
	Lincoln National Corp.	11,650	321
	Old National Bancorp	19,538	321
	Radian Group Inc.	10,980	320
	White Mountains Insurance Group Ltd.	180	318
	Bank OZK	7,188	315
	United Bankshares Inc.	9,094	315
	Home BancShares Inc.	13,189	309
	Jackson Financial Inc. Class A	5,506	303
	FirstCash Holdings Inc.	2,609	299
	Lazard Inc.	7,752	299
	Glacier Bancorp Inc.	7,858	294
	Janus Henderson Group plc	9,397	293
*	American Equity Investment Life Holding Co.	5,233	291
	First Financial Bankshares Inc.	9,398	291
	Hamilton Lane Inc. Class A	2,497	287
	Hancock Whitney Corp.	6,121	267
	Columbia Banking System Inc.	14,234	258
	UMB Financial Corp.	3,138	256
	Moelis & Co. Class A	4,693	254

12

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Blackstone Mortgage Trust Inc. Class A	12,425	253
*	Credit Acceptance Corp.	448	248
	Kemper Corp.	4,327	248
*	Enstar Group Ltd.	806	248
	Valley National Bancorp	29,841	244
	Piper Sandler Cos.	1,262	238
	New York Community Bancorp Inc.	49,476	237
	TPG Inc.	5,229	232
	ServisFirst Bancshares Inc.	3,587	227
*	Brighthouse Financial Inc.	4,784	223
	Associated Banc-Corp.	10,639	222
	Ameris Bancorp	4,761	221
	United Community Banks Inc.	8,388	218
	Walker & Dunlop Inc.	2,262	216
	CNO Financial Group Inc.	7,872	210
	First BanCorp (XNYS)	12,348	210
*	Genworth Financial Inc. Class A	33,169	204
	International Bancshares Corp.	3,869	201
*	Texas Capital Bancshares Inc.	3,401	199
	Cathay General Bancorp	5,082	198
*	Axos Financial Inc.	3,698	193
	First Hawaiian Inc.	9,169	192
	WSFS Financial Corp.	4,476	190
*	Riot Platforms Inc.	13,364	189
	Atlantic Union Bankshares Corp.	5,539	184
	Artisan Partners Asset Management Inc. Class A	4,253	183
	Fulton Financial Corp.	11,681	180
*	NMI Holdings Inc. Class A	5,957	179
	BGC Group Inc. Class A	25,524	177
[1]	Arbor Realty Trust Inc.	13,146	176
*	Oscar Health Inc. Class A	10,824	176
	PJT Partners Inc. Class A	1,661	175
	Community Bank System Inc.	3,791	172
	Simmons First National Corp. Class A	8,968	172
	Bank of Hawaii Corp.	2,785	168
	Independent Bank Corp. (XNGS)	3,179	166
	CVB Financial Corp.	9,572	163
	First Interstate BancSystem Inc. Class A	6,121	161
	BOK Financial Corp.	1,869	159
	PennyMac Financial Services Inc.	1,858	158
	Pacific Premier Bancorp Inc.	6,830	156
	First Financial Bancorp	6,907	150
	First Merchants Corp.	4,498	149
*	Bancorp Inc.	3,301	147
	Seacoast Banking Corp. of Florida	6,109	147
	Towne Bank	5,346	145
	BankUnited Inc.	5,382	144
	Eastern Bankshares Inc.	11,042	143
	BancFirst Corp.	1,611	141
	Park National Corp.	1,083	139
	Cohen & Steers Inc.	1,880	138
	WaFd Inc.	4,960	135
		Shares	Market Value• ($000)
	Apollo Commercial Real Estate Finance Inc.	11,922	134
	Renasant Corp.	4,235	134
*	Upstart Holdings Inc.	5,153	133
	WesBanco Inc.	4,457	129
*	Palomar Holdings Inc.	1,656	126
*	Enova International Inc.	1,972	125
	Horace Mann Educators Corp.	3,413	124
*	StoneX Group Inc.	1,792	124
	Trustmark Corp.	4,578	123
	StepStone Group Inc. Class A	3,548	123
	Banc of California Inc.	8,239	121
	Compass Diversified Holdings	5,239	120
	Federal Agricultural Mortgage Corp. Class C	654	117
	Stewart Information Services Corp.	1,820	115
	NBT Bancorp Inc.	3,314	114
	OFG Bancorp	3,153	114
*	BRP Group Inc. Class A	4,098	114
	Independent Bank Group Inc.	2,568	112
	Virtu Financial Inc. Class A	6,167	111
	Banner Corp.	2,520	110
	First Bancorp (XNGS)	3,207	109
*	Goosehead Insurance Inc. Class A	1,446	109
	Heartland Financial USA Inc.	3,219	109
*	Triumph Financial Inc.	1,444	108
	Lakeland Financial Corp.	1,660	106
	Ready Capital Corp.	11,972	106
	Virtus Investment Partners Inc.	457	106
*	Customers Bancorp Inc.	1,924	104
*	Cannae Holdings Inc.	4,700	103
	Stock Yards Bancorp Inc.	2,238	103
	City Holding Co.	1,002	101
*	Rocket Cos. Inc. Class A	7,966	100
	Employers Holdings Inc.	2,132	97
	Enterprise Financial Services Corp.	2,396	96
	Northwest Bancshares Inc.	8,355	96
	Bank of NT Butterfield & Son Ltd.	3,146	94
	Hilltop Holdings Inc.	3,010	93
	Nelnet Inc. Class A	1,073	92
	Live Oak Bancshares Inc.	2,268	90
	Mercury General Corp.	1,843	90
	First Commonwealth Financial Corp.	6,671	87
	Pathward Financial Inc.	1,716	87
	CNA Financial Corp.	1,950	86
	Hope Bancorp Inc.	7,853	86
	Provident Financial Services Inc.	5,705	86
	National Bank Holdings Corp. Class A	2,467	83
	Navient Corp.	5,112	83
	PennyMac Mortgage Investment Trust	5,883	83
	Two Harbors Investment Corp.	6,559	83
*	Encore Capital Group Inc.	1,713	82
	S&T Bancorp Inc.	2,574	80

13

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Westamerica BanCorp	1,756	80
	Ladder Capital Corp.	7,313	79
	FB Financial Corp.	2,203	78
	Safety Insurance Group Inc.	935	77
	WisdomTree Inc.	9,555	77
	First Busey Corp.	3,314	76
*	Trupanion Inc.	2,718	73
	MFA Financial Inc. REIT	6,487	73
	National Western Life Group Inc. Class A	147	71
*	PRA Group Inc.	2,693	69
	AMERISAFE Inc.	1,294	68
	Nicolet Bankshares Inc.	859	68
	TriCo Bancshares	2,026	68
	Franklin BSP Realty Trust Inc. REIT	5,261	68
	Chimera Investment Corp.	15,351	67
	Preferred Bank	898	65
	Berkshire Hills Bancorp Inc.	2,960	64
	Peoples Bancorp Inc.	2,292	64
	QCR Holdings Inc.	1,113	63
	Brightspire Capital Inc.	9,028	62
	Claros Mortgage Trust Inc.	6,364	62
	Stellar Bancorp Inc.	2,573	61
	OceanFirst Financial Corp.	3,921	60
*	LendingClub Corp.	7,291	59
	Origin Bancorp Inc.	1,976	59
*	Skyward Specialty Insurance Group Inc.	1,602	59
	1st Source Corp.	1,173	58
	Southside Bancshares Inc.	2,021	58
*	SiriusPoint Ltd.	4,725	58
	Bank First Corp.	655	57
	Patria Investments Ltd. Class A	3,815	57
*	Assetmark Financial Holdings Inc.	1,571	56
	Victory Capital Holdings Inc. Class A	1,464	56
	Brookline Bancorp Inc.	5,483	54
	Veritex Holdings Inc.	2,773	54
*,1	Lemonade Inc.	3,319	54
	Banco Latinoamericano de Comercio Exterior SA Class E	1,901	53
	Enact Holdings Inc.	1,914	53
	First Bancshares Inc.	2,050	51
	Capitol Federal Financial Inc.	8,703	50
	Ellington Financial Inc.	4,457	50
	German American Bancorp Inc.	1,590	50
	Brightsphere Investment Group Inc.	2,186	50
	Byline Bancorp Inc.	2,329	49
	ARMOUR Residential REIT Inc.	2,463	49
	Dynex Capital Inc.	3,906	48
	First Mid Bancshares Inc.	1,575	48
	Lakeland Bancorp Inc.	4,088	48
*	Open Lending Corp. Class A	6,603	48
	F&G Annuities & Life Inc.	1,281	48
*	Ambac Financial Group Inc.	2,808	46
	ConnectOne Bancorp Inc.	2,339	46
	Redwood Trust Inc.	7,538	46
	TFS Financial Corp.	3,581	46
		Shares	Market Value• ($000)
	Premier Financial Corp.	2,385	46
	Great Southern Bancorp Inc.	868	45
	Heritage Financial Corp.	2,471	45
	Sandy Spring Bancorp Inc.	2,030	45
	Eagle Bancorp Inc.	1,837	44
	Univest Financial Corp.	2,187	44
	Dime Community Bancshares Inc.	2,343	44
	New York Mortgage Trust Inc.	6,157	44
	Merchants Bancorp	997	43
	ProAssurance Corp.	3,457	43
	HCI Group Inc.	435	42
	Midland States Bancorp Inc.	1,718	42
*	CrossFirst Bankshares Inc.	3,276	42
	Community Trust Bancorp Inc.	1,034	41
	Mercantile Bank Corp.	1,124	41
	Perella Weinberg Partners	3,034	41
	First Community Bankshares Inc.	1,205	40
	KKR Real Estate Finance Trust Inc.	4,048	39
	Horizon Bancorp Inc.	3,118	38
	Republic Bancorp Inc. Class A	774	38
	Business First Bancshares Inc.	1,666	37
	Old Second Bancorp Inc.	2,752	37
	TPG RE Finance Trust Inc.	4,907	37
	UWM Holdings Corp.	5,734	37
	Amerant Bancorp Inc.	1,698	36
	Brookfield Business Corp. Class A	1,586	36
	Independent Bank Corp.	1,446	35
	United Fire Group Inc.	1,498	35
	Cambridge Bancorp	528	33
	Camden National Corp.	1,040	33
	Central Pacific Financial Corp.	1,744	33
*	World Acceptance Corp.	274	33
*	Columbia Financial Inc.	1,926	32
	First Financial Corp.	853	32
	Hanmi Financial Corp.	2,136	32
	Tompkins Financial Corp.	664	32
	First Foundation Inc.	3,967	31
	Heritage Commerce Corp.	3,766	31
*	Coastal Financial Corp.	801	31
	American National Bankshares Inc.	658	30
	Farmers National Banc Corp.	2,219	30
	Amalgamated Financial Corp.	1,283	30
	TrustCo Bank Corp. NY	1,112	30
	Diamond Hill Investment Group Inc.	198	29
	Equity Bancshares Inc. Class A	867	28
	HarborOne Bancorp Inc.	2,781	28
*	LendingTree Inc.	711	28
	Northfield Bancorp Inc.	2,767	28
	Universal Insurance Holdings Inc.	1,385	28
	Alerus Financial Corp.	1,281	28
[1]	B Riley Financial Inc.	1,478	27

14

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Bar Harbor Bankshares	1,058	27
	Capital City Bank Group Inc.	954	27
	Southern Missouri Bancorp Inc.	619	27
	CNB Financial Corp.	1,305	26
	Tiptree Inc.	1,513	26
	Washington Trust Bancorp Inc.	1,021	26
	Kearny Financial Corp.	3,943	25
*	Metropolitan Bank Holding Corp.	631	25
	MidWestOne Financial Group Inc.	1,027	24
	Northeast Bank	457	24
	Peapack-Gladstone Financial Corp.	998	24
	James River Group Holdings Ltd.	2,391	24
	GCM Grosvenor Inc. Class A	2,814	24
	P10 Inc. Class A	2,574	24
	Invesco Mortgage Capital Inc. REIT	2,621	24
	Arrow Financial Corp.	959	23
	HomeTrust Bancshares Inc.	892	23
	Shore Bancshares Inc.	1,990	23
*	Greenlight Capital Re Ltd. Class A	1,800	23
	Citizens & Northern Corp.	1,172	22
	RBB Bancorp	1,256	22
	Esquire Financial Holdings Inc.	443	22
	Burke & Herbert Financial Services Corp.	397	22
	First Bank	1,598	21
	Flushing Financial Corp.	1,658	21
	Home Bancorp Inc.	569	21
*	MBIA Inc.	3,232	21
	Peoples Financial Services Corp.	513	21
*	Southern First Bancshares Inc.	624	21
	Financial Institutions Inc.	1,084	20
	HomeStreet Inc.	1,444	20
	Summit Financial Group Inc.	747	20
*	American Coastal Insurance Corp. Class C	1,455	20
	Capstar Financial Holdings Inc.	1,088	20
*	Carter Bankshares Inc.	1,543	20
*	Third Coast Bancshares Inc.	1,027	20
	Bank of Marin Bancorp	1,117	19
*	Bridgewater Bancshares Inc.	1,592	19
	Farmers & Merchants Bancorp Inc.	957	19
	First Bancorp Inc. (XNGS)	822	19
	Guaranty Bancshares Inc.	672	19
	SmartFinancial Inc.	900	19
	West BanCorp Inc.	1,089	19
	Mid Penn Bancorp Inc.	888	19
	Metrocity Bankshares Inc.	784	19
	South Plains Financial Inc.	706	19
	Red River Bancshares Inc.	373	19
	Five Star Bancorp	802	19
		Shares	Market Value• ($000)
	First of Long Island Corp.	1,596	18
	Granite Point Mortgage Trust Inc.	3,708	18
	HBT Financial Inc.	942	18
	Civista Bancshares Inc.	1,128	17
*	FVCBankcorp Inc.	1,374	17
	ACNB Corp.	478	17
	NewtekOne Inc.	1,454	17
	Donegal Group Inc. Class A	1,136	16
	First Business Financial Services Inc.	444	16
	Northrim BanCorp Inc.	326	16
	Timberland Bancorp Inc.	615	16
	Primis Financial Corp.	1,278	16
*	Blue Foundry Bancorp	1,711	16
	Chicago Atlantic Real Estate Finance Inc.	976	16
	John Marshall Bancorp Inc.	924	16
*	eHealth Inc.	2,270	15
	Enterprise Bancorp Inc.	556	15
	Orrstown Financial Services Inc.	547	15
	Macatawa Bank Corp.	1,484	15
	Capital Bancorp Inc.	706	15
	Ames National Corp.	785	15
*	Fidelis Insurance Holdings Ltd.	998	15
	Hingham Institution for Savings	83	14
	Sierra Bancorp	752	14
	Waterstone Financial Inc.	1,100	14
	Orange County Bancorp Inc.	298	14
*	Forge Global Holdings Inc.	6,863	14
	BCB Bancorp Inc.	1,278	13
	BayCom Corp.	639	13
	MVB Financial Corp.	603	13
	Fidelity D&D Bancorp Inc.	269	13
	FS Bancorp Inc.	353	12
	Norwood Financial Corp.	423	12
	Greene County Bancorp Inc.	436	12
	Colony Bankcorp Inc.	1,100	12
	NexPoint Diversified Real Estate Trust	1,890	12
	Citizens Financial Services Inc.	262	12
	Codorus Valley Bancorp Inc.	476	11
	ESSA Bancorp Inc.	624	11
	Middlefield Banc Corp.	448	11
	Plumas Bancorp	319	11
	AFC Gamma Inc.	979	11
	Northeast Community Bancorp Inc.	722	11
	C&F Financial Corp.	186	10
	Central Valley Community Bancorp	562	10
	Crawford & Co. Class A	861	10
	Investors Title Co.	63	10
	National Bankshares Inc.	321	10
	PCB Bancorp	605	10
	Regional Management Corp.	447	10
	Unity Bancorp Inc.	361	10
	ChoiceOne Financial Services Inc.	384	10
*	Ocwen Financial Corp.	403	10

15

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Southern States Bancshares Inc.	397	10
	Orchid Island Capital Inc.	1,109	10
*	Hippo Holdings Inc.	685	10
	Parke Bancorp Inc.	518	9
	Oak Valley Bancorp	375	9
	Silvercrest Asset Management Group Inc. Class A	521	9
	Angel Oak Mortgage REIT Inc.	891	9
*	Ponce Financial Group Inc.	1,061	9
	Evans Bancorp Inc.	268	8
	LCNB Corp.	557	8
*	Sterling Bancorp Inc.	1,575	8
	Bank7 Corp.	277	8
	Princeton Bancorp Inc.	261	8
*	AlTi Global Inc.	1,317	8
	Bankwell Financial Group Inc.	288	7
	Chemung Financial Corp.	172	7
	Penns Woods Bancorp Inc.	360	7
*	Maiden Holdings Ltd.	5,350	7
	MainStreet Bancshares Inc.	366	7
*	Pioneer Bancorp Inc.	748	7
*	Security National Financial Corp. Class A	810	7
	Virginia National Bankshares Corp.	244	7
*	Kingsway Financial Services Inc.	775	7
	First Community Corp.	378	6
*	Consumer Portfolio Services Inc.	721	6
	USCB Financial Holdings Inc.	564	6
*	SWK Holdings Corp.	300	5
*	GoHealth Inc. Class A	342	5
*	Finance of America Cos. Inc. Class A	3,215	3
	MarketWise Inc.	1,554	3
*	Bakkt Holdings Inc.	4,913	3
			369,957
Health Care (12.0%)
	Eli Lilly & Co.	58,399	44,014
	UnitedHealth Group Inc.	64,131	31,655
	Johnson & Johnson	166,232	26,827
	Merck & Co. Inc.	175,227	22,280
	AbbVie Inc.	121,695	21,424
	Thermo Fisher Scientific Inc.	26,642	15,191
	Abbott Laboratories	119,406	14,166
	Danaher Corp.	45,464	11,509
	Pfizer Inc.	390,111	10,361
	Amgen Inc.	36,853	10,091
*	Intuitive Surgical Inc.	24,129	9,304
	Stryker Corp.	24,523	8,560
	Elevance Health Inc.	16,355	8,198
	Medtronic plc	91,633	7,639
*	Vertex Pharmaceuticals Inc.	17,773	7,478
	Bristol-Myers Squibb Co.	140,529	7,132
*	Regeneron Pharmaceuticals Inc.	7,068	6,828
	Cigna Group	20,162	6,777
*	Boston Scientific Corp.	100,986	6,686
	Zoetis Inc.	31,976	6,342
		Shares	Market Value• ($000)
	Gilead Sciences Inc.	86,246	6,218
	Becton Dickinson & Co.	20,007	4,713
	HCA Healthcare Inc.	13,685	4,266
*	Edwards Lifesciences Corp.	41,467	3,519
*	IDEXX Laboratories Inc.	5,700	3,279
*	IQVIA Holdings Inc.	12,531	3,097
*	DexCom Inc.	26,754	3,079
	Humana Inc.	8,602	3,013
*	Centene Corp.	36,853	2,890
	Agilent Technologies Inc.	20,117	2,763
	GE Healthcare Inc.	27,790	2,537
*	Veeva Systems Inc. Class A	9,939	2,241
*	Biogen Inc.	9,850	2,137
*	Moderna Inc.	22,920	2,114
	Cardinal Health Inc.	16,952	1,898
	West Pharmaceutical Services Inc.	5,099	1,827
	Zimmer Biomet Holdings Inc.	14,503	1,804
*	ICON plc	5,608	1,798
	ResMed Inc.	10,053	1,746
*	Align Technology Inc.	5,233	1,583
	STERIS plc	6,793	1,582
*	Molina Healthcare Inc.	3,948	1,555
*	Illumina Inc.	10,973	1,534
	Baxter International Inc.	34,585	1,415
*	Alnylam Pharmaceuticals Inc.	8,509	1,286
	Laboratory Corp. of America Holdings	5,794	1,251
	Cooper Cos. Inc.	13,364	1,251
*	Hologic Inc.	16,791	1,239
*	Avantor Inc.	46,337	1,142
*	BioMarin Pharmaceutical Inc.	12,824	1,106
	Viatris Inc.	82,544	1,021
	Quest Diagnostics Inc.	7,657	956
	Revvity Inc.	8,539	936
*	Charles River Laboratories International Inc.	3,480	885
*	Neurocrine Biosciences Inc.	6,573	857
*	Sarepta Therapeutics Inc.	6,260	801
	Bio-Techne Corp.	10,690	786
*	Karuna Therapeutics Inc.	2,498	784
*	Insulet Corp.	4,740	777
	Royalty Pharma plc Class A	25,549	775
*	Repligen Corp.	3,810	739
*	Incyte Corp.	12,595	735
	Teleflex Inc.	3,200	713
*	Catalent Inc.	12,275	704
*	Exact Sciences Corp.	12,175	700
*	United Therapeutics Corp.	3,086	696
	Universal Health Services Inc. Class B	4,095	684
*	Henry Schein Inc.	8,888	680
*	Shockwave Medical Inc.	2,549	665
*	Qiagen NV	15,373	658
*	Tenet Healthcare Corp.	6,963	648
	Chemed Corp.	1,013	634
*	Medpace Holdings Inc.	1,593	633
*	Natera Inc.	7,292	631
	Bruker Corp.	7,267	629
*	Penumbra Inc.	2,509	589
*	Vaxcyte Inc.	7,180	530

16

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Elanco Animal Health Inc. (XNYS)	33,309	529
*	Acadia Healthcare Co. Inc.	6,284	524
*	Viking Therapeutics Inc.	6,727	518
	Encompass Health Corp.	6,719	500
*	Jazz Pharmaceuticals plc	4,199	499
*	HealthEquity Inc.	5,869	485
	DENTSPLY SIRONA Inc.	14,590	477
*	DaVita Inc.	3,681	467
*	Exelixis Inc.	21,335	467
*	Cytokinetics Inc.	6,410	463
*	Bio-Rad Laboratories Inc. Class A	1,415	461
	Ensign Group Inc.	3,672	459
*	Ionis Pharmaceuticals Inc.	10,055	455
*	Intra-Cellular Therapies Inc.	6,309	439
*	Apellis Pharmaceuticals Inc.	7,060	438
*	Globus Medical Inc. Class A	8,094	437
*	Blueprint Medicines Corp.	4,243	397
*	Masimo Corp.	2,941	378
*	Option Care Health Inc.	11,473	370
*	Inspire Medical Systems Inc.	2,025	363
*	Alkermes plc	11,786	350
*	Halozyme Therapeutics Inc.	8,774	349
	Organon & Co.	18,196	317
*	Lantheus Holdings Inc.	4,767	312
*	REVOLUTION Medicines Inc.	10,201	301
*	Ultragenyx Pharmaceutical Inc.	5,730	296
*	Glaukos Corp.	3,326	295
*	10X Genomics Inc. Class A	6,248	291
*	Merit Medical Systems Inc.	3,774	288
*	Roivant Sciences Ltd.	24,892	285
*	Azenta Inc.	4,236	276
*	Insmed Inc.	9,965	276
*	Amicus Therapeutics Inc.	20,646	265
*	Bridgebio Pharma Inc.	7,701	263
*	iRhythm Technologies Inc.	2,200	261
*	Cymabay Therapeutics Inc.	8,060	259
*	Evolent Health Inc. Class A	7,649	259
*	Integer Holdings Corp.	2,329	257
	Perrigo Co. plc	9,792	257
*	Haemonetics Corp.	3,492	255
*	Krystal Biotech Inc.	1,600	255
*	Arrowhead Pharmaceuticals Inc.	7,911	254
*	Prestige Consumer Healthcare Inc.	3,655	254
*	Madrigal Pharmaceuticals Inc.	1,065	252
*	Iovance Biotherapeutics Inc.	15,656	249
*	Neogen Corp.	14,455	248
*	Envista Holdings Corp.	11,731	242
*	Axonics Inc.	3,549	241
*	SpringWorks Therapeutics Inc.	4,902	241
*	Doximity Inc. Class A	8,505	240
*	Fortrea Holdings Inc.	6,369	239
*	Biohaven Ltd.	4,865	234
*	Enovis Corp.	3,684	220
*	LivaNova plc	3,947	216
*	Axsome Therapeutics Inc.	2,563	209
*	Progyny Inc.	5,732	209
		Shares	Market Value• ($000)
*	Beam Therapeutics Inc.	5,277	208
*	ACADIA Pharmaceuticals Inc.	8,714	203
*	Amedisys Inc.	2,186	203
	Select Medical Holdings Corp.	7,471	203
*	Cerevel Therapeutics Holdings Inc.	4,942	203
*	Intellia Therapeutics Inc.	6,301	202
*	Crinetics Pharmaceuticals Inc.	4,584	188
*	Teladoc Health Inc.	12,127	183
*	Ideaya Biosciences Inc.	4,088	183
*	Integra LifeSciences Holdings Corp.	4,919	182
	Premier Inc. Class A	8,716	182
*	TransMedics Group Inc.	2,232	182
*	Privia Health Group Inc.	7,973	178
*	Inari Medical Inc.	3,799	175
*	QuidelOrtho Corp.	3,824	174
*	TG Therapeutics Inc.	9,877	170
*	Ginkgo Bioworks Holdings Inc.	112,132	170
*	Arcellx Inc.	2,587	170
	CONMED Corp.	2,096	168
	Patterson Cos. Inc.	6,144	166
*	RadNet Inc.	4,335	164
*	Surgery Partners Inc.	5,276	164
*	Vericel Corp.	3,557	163
*	Rhythm Pharmaceuticals Inc.	3,732	162
*	CorVel Corp.	639	156
*	Arvinas Inc.	3,371	155
*	ICU Medical Inc.	1,419	155
*	Celldex Therapeutics Inc.	3,162	152
*	Denali Therapeutics Inc.	7,701	152
*	Twist Bioscience Corp.	3,848	151
*	Nuvalent Inc. Class A	1,800	151
*	Guardant Health Inc.	7,909	150
*	Ardelyx Inc.	15,998	149
*	PTC Therapeutics Inc.	5,220	147
*	Certara Inc.	8,474	143
*	R1 RCM Inc.	10,151	143
*	Agios Pharmaceuticals Inc.	4,379	142
*	NeoGenomics Inc.	8,868	138
*	Corcept Therapeutics Inc.	5,736	135
*	Immunovant Inc.	3,812	135
*,1	PROCEPT BioRobotics Corp.	2,727	132
*	Apollo Medical Holdings Inc.	2,909	131
*	Amphastar Pharmaceuticals Inc.	2,719	127
*	agilon health Inc.	20,789	127
*	Recursion Pharmaceuticals Inc. Class A	9,346	126
*	Rocket Pharmaceuticals Inc.	4,246	124
*	Owens & Minor Inc.	5,000	122
*	Protagonist Therapeutics Inc.	3,793	115
*	Inmode Ltd.	5,249	115
*	Addus HomeCare Corp.	1,230	114
*	Myriad Genetics Inc.	5,469	114
*	Tandem Diabetes Care Inc.	4,186	111
*	Hims & Hers Health Inc.	8,515	111
*	Veracyte Inc.	4,655	110

17

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Catalyst Pharmaceuticals Inc.	6,789	109
*	Novocure Ltd.	7,116	109
*	Dynavax Technologies Corp.	8,548	108
*	Syndax Pharmaceuticals Inc.	4,590	108
*	RxSight Inc.	1,930	105
*	Ironwood Pharmaceuticals Inc.	11,060	104
*	STAAR Surgical Co.	3,325	104
	US Physical Therapy Inc.	971	103
*	AtriCure Inc.	2,916	102
*	Kura Oncology Inc.	4,789	101
*	Kymera Therapeutics Inc.	2,371	101
*	Sotera Health Co.	6,711	101
*	Vera Therapeutics Inc.	2,121	100
*	UFP Technologies Inc.	473	99
*	Pacific Biosciences of California Inc.	17,588	97
	LeMaitre Vascular Inc.	1,367	96
*	Supernus Pharmaceuticals Inc.	3,227	96
*	Keros Therapeutics Inc.	1,403	95
*	Morphic Holding Inc.	2,558	95
*	Ligand Pharmaceuticals Inc.	1,161	92
*	Pacira BioSciences Inc.	3,052	91
*	Akero Therapeutics Inc.	3,346	90
*	Xencor Inc.	3,894	89
*	Inhibrx Inc.	2,400	88
*	Dyne Therapeutics Inc.	3,257	88
*	Collegium Pharmaceutical Inc.	2,380	87
*	Phreesia Inc.	3,465	86
*	Avidity Biosciences Inc.	4,653	85
*	Alphatec Holdings Inc.	6,280	84
	National HealthCare Corp.	841	83
*	ADMA Biologics Inc.	15,111	81
*	MacroGenics Inc.	4,439	80
*	Omnicell Inc.	3,009	79
*	Sage Therapeutics Inc.	3,694	79
*	Prothena Corp. plc	2,815	78
*	Tarsus Pharmaceuticals Inc.	1,977	76
*	Warby Parker Inc. Class A	5,875	75
*	Brookdale Senior Living Inc.	12,946	74
*	MannKind Corp.	18,096	74
*	4D Molecular Therapeutics Inc.	2,601	73
*	BioCryst Pharmaceuticals Inc.	12,698	72
*	Harmony Biosciences Holdings Inc.	2,234	72
*	Geron Corp. (XNGS)	35,256	71
*	Arcutis Biotherapeutics Inc.	6,925	71
*	Day One Biopharmaceuticals Inc.	4,213	71
*	Alpine Immune Sciences Inc.	1,983	70
*	Arcus Biosciences Inc.	3,550	68
*	ANI Pharmaceuticals Inc.	964	65
*	AdaptHealth Corp.	6,319	65
*	Verve Therapeutics Inc.	3,786	65
*	Pliant Therapeutics Inc.	4,037	64
*,1	Cassava Sciences Inc.	2,747	63
*	MiMedx Group Inc.	7,645	62
		Shares	Market Value• ($000)
*	Cytek Biosciences Inc.	8,004	62
*	Avanos Medical Inc.	3,258	61
*	Deciphera Pharmaceuticals Inc.	3,639	61
*	Arcturus Therapeutics Holdings Inc.	1,579	61
*	Healthcare Services Group Inc.	4,674	60
*	Amylyx Pharmaceuticals Inc.	3,174	60
*	Relay Therapeutics Inc.	5,880	59
*	Vir Biotechnology Inc.	5,238	59
*	Scholar Rock Holding Corp.	3,742	58
*	Editas Medicine Inc.	5,671	57
*	Zentalis Pharmaceuticals Inc.	3,847	57
	Embecta Corp.	3,987	57
*	Sana Biotechnology Inc.	5,543	56
*	LifeStance Health Group Inc.	6,664	56
*	Quanterix Corp.	2,285	55
*	Maravai LifeSciences Holdings Inc. Class A	6,984	54
*	Aurinia Pharmaceuticals Inc.	9,330	53
*	Artivion Inc.	2,719	52
*	Pediatrix Medical Group Inc.	5,704	52
*	Ocular Therapeutix Inc.	5,132	52
*	Cabaletta Bio Inc.	2,272	52
*	Janux Therapeutics Inc.	1,071	52
*	REGENXBIO Inc.	2,859	50
*	Viridian Therapeutics Inc.	2,652	50
*	Mirum Pharmaceuticals Inc.	1,673	48
*	SI-BONE Inc.	2,732	47
	HealthStream Inc.	1,701	46
*	Innoviva Inc.	3,021	46
*	Kiniksa Pharmaceuticals Ltd. Class A	2,187	46
*	Edgewise Therapeutics Inc.	2,838	46
*	Varex Imaging Corp.	2,642	45
*	Liquidia Corp.	3,158	45
*	89bio Inc.	3,891	45
*	Apogee Therapeutics Inc.	1,298	45
*	Accolade Inc.	4,330	44
*	EyePoint Pharmaceuticals Inc.	1,593	43
*	Amneal Pharmaceuticals Inc.	7,570	42
*	Silk Road Medical Inc.	2,360	42
*,1	ImmunityBio Inc.	8,944	42
*	Disc Medicine Inc.	614	42
*	Fate Therapeutics Inc.	5,747	41
*	Caribou Biosciences Inc.	5,119	41
*	CareDx Inc.	3,803	40
*	Mersana Therapeutics Inc.	7,272	40
	National Research Corp.	995	40
*	Zymeworks Inc.	3,333	40
*	Y-mAbs Therapeutics Inc.	2,309	39
*	Pennant Group Inc.	2,075	39
*	Nurix Therapeutics Inc.	3,153	39
*	OmniAb Inc.	6,631	39
*	OraSure Technologies Inc.	5,230	38
*	Revance Therapeutics Inc.	5,351	38
*	Cogent Biosciences Inc.	5,448	38
*	Treace Medical Concepts Inc.	2,852	38

18

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Altimmune Inc.	3,066	37
*	BioLife Solutions Inc.	2,110	36
*	PetIQ Inc.	1,998	36
*	Alignment Healthcare Inc.	5,921	36
*	Evolus Inc.	2,392	35
*,1	Nano-X Imaging Ltd.	3,096	35
*	AnaptysBio Inc.	1,347	34
*	Savara Inc.	6,646	34
*	UroGen Pharma Ltd.	1,875	34
*	Travere Therapeutics Inc.	4,556	34
*	HilleVax Inc.	1,889	34
*	Summit Therapeutics Inc. (XNMS)	7,283	33
*	Lyell Immunopharma Inc.	11,179	33
*	Paragon 28 Inc.	2,670	33
*	Nevro Corp.	2,196	32
*	Castle Biosciences Inc.	1,764	32
	Atrion Corp.	85	31
*	Replimune Group Inc.	3,597	31
*	Alector Inc.	4,381	31
*	ORIC Pharmaceuticals Inc.	2,444	31
*	Tango Therapeutics Inc.	2,811	31
*	Avid Bioservices Inc.	3,853	30
*	Health Catalyst Inc.	3,653	30
*	Novavax Inc.	6,067	30
*	Theravance Biopharma Inc.	3,202	30
*	Marinus Pharmaceuticals Inc.	3,127	30
*	Adaptive Biotechnologies Corp.	6,967	29
*	Allogene Therapeutics Inc.	5,833	29
*	Orthofix Medical Inc.	2,198	29
*	Fulgent Genetics Inc.	1,297	29
*	Avita Medical Inc.	1,580	29
*	Astria Therapeutics Inc.	2,049	29
*	Enhabit Inc.	3,201	29
*	OrthoPediatrics Corp.	1,025	28
*	Multiplan Corp.	24,915	28
*	Zimvie Inc.	1,622	28
*	Arbutus Biopharma Corp.	9,636	27
*	Inozyme Pharma Inc.	4,210	27
*	Nkarta Inc.	2,230	27
*	Anika Therapeutics Inc.	1,066	26
*	Axogen Inc.	2,452	26
*	Surmodics Inc.	821	26
*	KalVista Pharmaceuticals Inc.	1,804	25
*	OPKO Health Inc.	25,212	25
*	Cullinan Oncology Inc.	1,349	25
*	Anavex Life Sciences Corp.	4,597	24
*	ALX Oncology Holdings Inc.	1,628	24
*	MaxCyte Inc.	5,264	24
*	ModivCare Inc.	863	24
*	Xeris Biopharma Holdings Inc.	7,859	24
*	Cerus Corp.	10,325	23
*	Community Health Systems Inc.	8,373	23
*	Pulmonx Corp.	2,489	23
*	Atea Pharmaceuticals Inc.	5,308	23
*	Enliven Therapeutics Inc.	1,464	23
*	Codexis Inc.	4,706	22
*	Harrow Inc.	2,067	22
*	Heron Therapeutics Inc.	8,276	22
*	Larimar Therapeutics Inc.	1,954	22
		Shares	Market Value• ($000)
*	Phathom Pharmaceuticals Inc.	2,096	22
*	Longboard Pharmaceuticals Inc.	976	22
*	Biomea Fusion Inc.	1,250	22
	iRadimed Corp.	504	21
*	Tactile Systems Technology Inc.	1,389	21
*	Olema Pharmaceuticals Inc.	1,676	21
*	Taro Pharmaceutical Industries Ltd.	493	21
*	Nuvation Bio Inc.	11,056	21
*	Humacyte Inc.	4,936	21
*	Ventyx Biosciences Inc.	2,937	21
*	DocGo Inc.	5,115	21
*	Prime Medicine Inc.	2,469	21
*	Enanta Pharmaceuticals Inc.	1,388	20
*	Sutro Biopharma Inc.	4,045	20
*	Organogenesis Holdings Inc.	5,493	20
*	Terns Pharmaceuticals Inc.	2,691	20
*	Tenaya Therapeutics Inc.	3,378	20
*	iTeos Therapeutics Inc.	1,783	19
*	American Well Corp. Class A	17,265	19
*	Agiliti Inc.	1,954	19
*	Aerovate Therapeutics Inc.	835	19
*	Acelyrin Inc.	2,190	19
*	WaVe Life Sciences Ltd.	3,693	18
*	Rapt Therapeutics Inc.	2,156	18
*	Viemed Healthcare Inc.	2,115	18
*	Entrada Therapeutics Inc.	1,340	18
*	2seventy bio Inc.	3,394	18
*	Neumora Therapeutics Inc.	1,041	18
*	Omeros Corp.	3,823	17
	Phibro Animal Health Corp. Class A	1,323	17
*	Vanda Pharmaceuticals Inc.	3,703	17
*	Voyager Therapeutics Inc.	1,989	17
*	Precigen Inc.	11,314	17
*	Celcuity Inc.	1,065	17
*	Poseida Therapeutics Inc.	4,233	17
*	Sharecare Inc.	18,064	17
*	Coherus Biosciences Inc.	7,172	16
*	CorMedix Inc.	4,500	16
*	FibroGen Inc.	9,441	16
	SIGA Technologies Inc.	3,123	16
	Utah Medical Products Inc.	224	16
*	Annexon Inc.	2,844	16
*	Aura Biosciences Inc.	1,740	16
*	Accuray Inc.	5,917	15
	Agenus Inc.	23,047	15
*	Gritstone bio Inc.	5,496	15
*	Kodiak Sciences Inc.	2,453	15
*	Rigel Pharmaceuticals Inc.	9,581	15
*	Monte Rosa Therapeutics Inc.	2,381	15
*	Semler Scientific Inc.	316	15
*	Tyra Biosciences Inc.	746	15
*	Mineralys Therapeutics Inc.	945	15
*	Lexicon Pharmaceuticals Inc.	5,760	14
*	OptimizeRx Corp.	904	14
*	Sangamo Therapeutics Inc.	12,115	14
*	Actinium Pharmaceuticals Inc.	1,639	14

19

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Zevra Therapeutics Inc.	2,148	14
*	CVRx Inc.	707	14
*	Zynex Inc.	989	13
*,1	IGM Biosciences Inc.	1,031	13
*	Ovid therapeutics Inc.	3,730	13
*	ARS Pharmaceuticals Inc.	1,508	13
*	Quantum-Si Inc.	7,775	13
*	AngioDynamics Inc.	2,187	12
*	Stoke Therapeutics Inc.	1,608	12
*	PDS Biotechnology Corp.	1,758	12
*	Butterfly Network Inc.	9,649	12
*	Erasca Inc.	4,924	12
*	Aldeyra Therapeutics Inc.	2,922	11
*	Harvard Bioscience Inc.	2,448	11
*	Inogen Inc.	1,612	11
*	XOMA Corp.	452	11
*	Pulse Biosciences Inc.	1,117	11
*	MeiraGTx Holdings plc	1,738	11
*	scPharmaceuticals Inc.	1,809	11
*	Fennec Pharmaceuticals Inc.	1,155	11
*	908 Devices Inc.	1,472	11
*	Akoya Biosciences Inc.	1,907	11
*	23andMe Holding Co. Class A	18,973	11
*	Quipt Home Medical Corp.	2,507	11
*	Emergent BioSolutions Inc.	3,133	10
*	Optinose Inc.	5,697	10
*	InfuSystem Holdings Inc.	1,102	10
*	Outset Medical Inc.	3,044	10
*	Compass Therapeutics Inc.	5,698	10
*	PepGen Inc.	617	10
*	Third Harmonic Bio Inc.	949	10
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $51)	4,893	10
*	Bluebird Bio Inc.	6,227	9
*	Computer Programs and Systems Inc.	1,064	9
*	ClearPoint Neuro Inc.	1,460	9
*	Sanara Medtech Inc.	243	9
*	Aveanna Healthcare Holdings Inc.	3,702	9
*	Genelux Corp.	1,222	9
*	Joint Corp.	826	8
*	Lineage Cell Therapeutics Inc.	7,878	8
*	Outlook Therapeutics Inc.	17,600	8
*	X4 Pharmaceuticals Inc.	7,756	8
*	Seer Inc.	4,572	8
*	Graphite Bio Inc.	2,370	8
*	Immuneering Corp. Class A	1,273	8
*	Trevi Therapeutics Inc.	2,569	8
*	Orchestra BioMed Holdings Inc.	1,257	8
*	Seres Therapeutics Inc.	6,113	7
*	Verrica Pharmaceuticals Inc.	1,312	7
*	Generation Bio Co.	2,696	7
*	Tela Bio Inc.	1,028	7
*	BioAtla Inc.	2,751	7
*	Century Therapeutics Inc.	1,931	7
*	Nautilus Biotechnology Inc.	2,441	7
*	Biote Corp. Class A	1,095	7
*	Aclaris Therapeutics Inc.	4,691	6
*	Allakos Inc.	4,153	6
*	Atara Biotherapeutics Inc.	7,597	6
		Shares	Market Value• ($000)
*	Protalix BioTherapeutics Inc.	3,534	6
*	Citius Pharmaceuticals Inc.	7,653	6
*	Design Therapeutics Inc.	2,331	6
*	Eyenovia Inc.	2,701	6
*	Omega Therapeutics Inc.	1,539	6
*	AirSculpt Technologies Inc.	912	6
*	Mural Oncology plc	1,097	6
*	American Healthcare REIT Inc.	447	6
	Cartesian Therapeutics Inc. (XNMS)	7,231	5
*	Vor BioPharma Inc.	2,318	5
*	Assertio Holdings Inc.	5,938	5
*	ProKidney Corp.	3,019	5
*	Cargo Therapeutics Inc.	193	5
*,1	Bioxcel Therapeutics Inc.	1,261	4
*	NGM Biopharmaceuticals Inc.	2,868	4
*	Kezar Life Sciences Inc.	4,176	4
*,3	Tobira Therapeutics Inc. CVR	937	4
*	Rallybio Corp.	1,916	4
*	Sight Sciences Inc.	1,077	4
*	Vigil Neuroscience Inc.	1,012	4
	Carisma Therapeutics Inc.	1,666	4
*	CG oncology Inc.	84	4
*	P3 Health Partners Inc.	2,505	3
*	Acrivon Therapeutics Inc.	699	3
*	BrightSpring Health Services Inc.	341	3
*	Cutera Inc.	954	2
*	Allovir Inc.	2,948	2
*	Bright Green Corp.	7,238	2
*	Zura Bio Ltd.	583	2
*	Fractyl Health Inc.	171	2
*	CareMax Inc.	167	1
*	Kyverna Therapeutics Inc.	52	1
*	Metagenomi Inc.	82	1
*,3	Synergy Pharmaceuticals LLC	12,927	—
*,3	OmniAb Inc. 12.5 Earnout	408	—
*,3	OmniAb Inc. 15 Earnout	408	—
			409,755
Industrials (13.1%)
	Visa Inc. Class A	110,015	31,095
	Mastercard Inc. Class A	57,262	27,186
	Accenture plc Class A	43,629	16,351
	Caterpillar Inc.	35,242	11,769
	General Electric Co.	74,899	11,751
	Union Pacific Corp.	42,048	10,667
	Honeywell International Inc.	45,965	9,135
	RTX Corp.	99,297	8,904
	American Express Co.	40,100	8,799
	Eaton Corp. plc	27,514	7,952
*	Boeing Co.	38,515	7,846
	United Parcel Service Inc. Class B (XNYS)	49,996	7,412
	Automatic Data Processing Inc.	28,535	7,166
	Deere & Co.	18,309	6,684
	Lockheed Martin Corp.	15,292	6,549
*	Fiserv Inc.	41,253	6,158
	Sherwin-Williams Co.	16,438	5,458
	Illinois Tool Works Inc.	20,636	5,410
	CSX Corp.	136,137	5,165

20

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Parker-Hannifin Corp.	8,797	4,710
	General Dynamics Corp.	16,903	4,619
*	PayPal Holdings Inc.	75,606	4,562
	Northrop Grumman Corp.	9,892	4,560
	Trane Technologies plc	15,677	4,420
	TransDigm Group Inc.	3,646	4,294
	Emerson Electric Co.	39,296	4,199
	FedEx Corp.	16,019	3,988
	Norfolk Southern Corp.	15,627	3,960
	PACCAR Inc.	35,408	3,926
	Cintas Corp.	5,967	3,751
	Capital One Financial Corp.	26,131	3,596
	3M Co.	37,845	3,486
	United Rentals Inc.	4,680	3,245
	Carrier Global Corp.	57,660	3,205
	Old Dominion Freight Line Inc.	6,798	3,008
*	Block Inc. (XNYS)	37,559	2,985
	Ferguson plc	14,046	2,970
	WW Grainger Inc.	3,047	2,966
	AMETEK Inc.	15,836	2,853
	Fidelity National Information Services Inc.	40,766	2,821
	Johnson Controls International plc	46,798	2,774
	L3Harris Technologies Inc.	13,087	2,770
	Paychex Inc.	22,171	2,719
	Otis Worldwide Corp.	28,424	2,709
	Cummins Inc.	9,740	2,616
	Ingersoll Rand Inc. (XYNS)	28,050	2,562
	Martin Marietta Materials Inc.	4,240	2,450
	Vulcan Materials Co.	9,146	2,431
	Quanta Services Inc.	9,879	2,386
	Verisk Analytics Inc.	9,816	2,374
	Global Payments Inc.	17,882	2,319
	Equifax Inc.	8,402	2,299
	PPG Industries Inc.	16,128	2,284
	Rockwell Automation Inc.	7,922	2,258
	DuPont de Nemours Inc.	31,542	2,182
*	Fair Isaac Corp.	1,670	2,121
	Xylem Inc.	16,253	2,065
	Fortive Corp.	24,245	2,064
*	Keysight Technologies Inc.	12,283	1,895
*	Mettler-Toledo International Inc.	1,515	1,890
	Howmet Aerospace Inc.	25,925	1,725
	Westinghouse Air Brake Technologies Corp.	12,199	1,724
*	Builders FirstSource Inc.	8,434	1,646
	Dover Corp.	9,549	1,579
*	Axon Enterprise Inc.	4,833	1,486
	Hubbell Inc.	3,725	1,418
*	FleetCor Technologies Inc.	4,930	1,377
*	Waters Corp.	4,043	1,364
*	Teledyne Technologies Inc.	3,189	1,363
	Ball Corp.	21,148	1,354
	Veralto Corp.	15,061	1,302
	Booz Allen Hamilton Holding Corp.	8,800	1,300
	Jacobs Solutions Inc.	8,623	1,265
	IDEX Corp.	5,196	1,226
	Expeditors International of Washington Inc.	10,102	1,208
	Textron Inc.	13,440	1,197
	Masco Corp.	15,520	1,191
	Carlisle Cos. Inc.	3,366	1,178
		Shares	Market Value• ($000)
	Synchrony Financial	28,396	1,173
	JB Hunt Transport Services Inc.	5,647	1,165
	Packaging Corp. of America	6,085	1,103
	Nordson Corp.	3,950	1,049
	Graco Inc.	11,431	1,043
*	Saia Inc.	1,813	1,043
*	Trimble Inc.	17,012	1,041
	Lennox International Inc.	2,203	1,038
	TransUnion	13,213	1,026
	RPM International Inc.	8,745	1,009
	EMCOR Group Inc.	3,172	994
	Snap-on Inc.	3,578	986
	Lincoln Electric Holdings Inc.	3,831	983
*	Zebra Technologies Corp. Class A	3,500	978
*	XPO Inc.	7,783	936
	Stanley Black & Decker Inc.	10,464	934
	Owens Corning	6,123	917
	Watsco Inc.	2,291	903
	Amcor plc	98,978	897
*	TopBuild Corp.	2,182	878
	Pentair plc	11,225	873
	Jack Henry & Associates Inc.	4,971	864
	HEICO Corp.	4,348	841
	CNH Industrial NV	67,047	801
	AECOM	8,977	797
	Westrock Co.	17,305	784
	Huntington Ingalls Industries Inc.	2,679	781
	Allegion plc	6,110	781
	Regal Rexnord Corp.	4,543	779
	Advanced Drainage Systems Inc.	4,676	763
	nVent Electric plc	11,231	756
	Comfort Systems USA Inc.	2,384	729
	ITT Inc.	5,616	708
	Fortune Brands Innovations Inc.	8,619	701
	A O Smith Corp.	8,431	699
*	Trex Co. Inc.	7,416	681
	Toro Co.	7,157	661
	Tetra Tech Inc.	3,616	641
*	WEX Inc.	2,914	640
	HEICO Corp. Class A	4,065	632
	BWX Technologies Inc.	6,216	627
*	WillScot Mobile Mini Holdings Corp.	13,120	626
	AptarGroup Inc.	4,449	625
	Curtiss-Wright Corp.	2,595	613
	Eagle Materials Inc.	2,401	609
	Simpson Manufacturing Co. Inc.	2,912	608
	Knight-Swift Transportation Holdings Inc.	10,701	603
	Donaldson Co. Inc.	8,403	602
	CH Robinson Worldwide Inc.	7,863	583
	Woodward Inc.	4,082	578
*	Affirm Holdings Inc.	15,391	577
	Crown Holdings Inc.	7,490	574
	MKS Instruments Inc.	4,677	574
	Robert Half Inc.	7,037	566
*	Middleby Corp.	3,648	555

21

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Acuity Brands Inc.	2,174	546
*	Core & Main Inc. Class A	11,392	544
	Graphic Packaging Holding Co.	20,728	538
*	API Group Corp.	14,677	514
	Applied Industrial Technologies Inc.	2,674	508
	Oshkosh Corp.	4,448	493
*	Axalta Coating Systems Ltd.	15,009	491
*	Paylocity Holding Corp.	2,904	490
	MSA Safety Inc.	2,594	478
	Berry Global Group Inc.	8,188	477
*	Generac Holdings Inc.	4,214	474
	Cognex Corp.	11,922	470
	Landstar System Inc.	2,471	470
*	FTI Consulting Inc.	2,268	469
	AGCO Corp.	4,273	469
	Vontier Corp.	10,839	466
	Atkore Inc.	2,700	457
	Allison Transmission Holdings Inc.	5,996	452
	WESCO International Inc.	3,018	451
*	Bill Holdings Inc.	7,000	443
*	ATI Inc.	8,977	441
*	AZEK Co. Inc.	9,152	440
*	Mohawk Industries Inc.	3,675	436
*	Chart Industries Inc.	2,977	425
*	GXO Logistics Inc.	8,118	420
	Genpact Ltd.	12,281	418
	Brunswick Corp.	4,697	411
	Crane Co.	3,332	405
	AAON Inc.	4,744	398
	Installed Building Products Inc.	1,647	394
	Littelfuse Inc.	1,649	393
	Esab Corp.	3,961	393
	Flowserve Corp.	9,264	392
	FTAI Aviation Ltd.	6,899	388
	Sonoco Products Co.	6,778	384
*	Beacon Roofing Supply Inc.	4,391	377
	Watts Water Technologies Inc. Class A	1,840	375
	Armstrong World Industries Inc.	3,068	370
*	SPX Technologies Inc.	3,114	365
*	Fluor Corp.	9,756	359
*	Euronet Worldwide Inc.	3,261	357
	Maximus Inc.	4,258	356
*	Summit Materials Inc. Class A	8,343	356
	Sealed Air Corp.	10,105	352
*	Kirby Corp.	4,000	351
	Ryder System Inc.	3,077	351
	Sensata Technologies Holding plc	10,195	351
	Federal Signal Corp.	4,220	346
	Western Union Co.	25,455	341
*	ExlService Holdings Inc.	10,892	339
*	StoneCo. Ltd. Class A	19,662	338
*	ASGN Inc.	3,346	332
*	MasTec Inc.	4,354	329
	Franklin Electric Co. Inc.	3,149	327
	GATX Corp.	2,563	325
	Louisiana-Pacific Corp.	4,334	321
*	Modine Manufacturing Co.	3,582	321
		Shares	Market Value• ($000)
	MSC Industrial Direct Co. Inc. Class A	3,145	317
	Zurn Elkay Water Solutions Corp.	9,980	317
	Herc Holdings Inc.	1,991	316
	Valmont Industries Inc.	1,475	313
	Badger Meter Inc.	1,950	309
*	Shift4 Payments Inc. Class A	3,764	309
	Moog Inc. Class A	2,016	302
	HB Fuller Co.	3,782	301
*	Knife River Corp.	4,006	297
	MDU Resources Group Inc.	13,581	294
	Air Lease Corp.	7,194	288
	Exponent Inc.	3,554	287
*	TriNet Group Inc.	2,230	285
*	Itron Inc.	3,040	282
	Kadant Inc.	824	278
	EnerSys	2,949	271
	Matson Inc.	2,441	271
	Brink's Co.	3,264	270
*	GMS Inc.	2,985	267
	Terex Corp.	4,635	266
*	CBIZ Inc.	3,483	263
	Otter Tail Corp.	2,871	260
	Silgan Holdings Inc.	5,917	260
	Belden Inc.	3,000	256
*	Dycom Industries Inc.	2,027	256
	Encore Wire Corp.	1,058	255
	Insperity Inc.	2,504	255
	ManpowerGroup Inc.	3,526	254
	CSW Industrials Inc.	1,091	251
*	ACI Worldwide Inc.	7,535	248
*	Alight Inc. Class A	27,553	248
	ArcBest Corp.	1,693	242
	Korn Ferry	3,776	240
	Hillenbrand Inc.	4,974	237
*	Resideo Technologies Inc.	10,400	232
	Enpro Inc.	1,483	231
*	Sterling Infrastructure Inc.	2,139	228
	John Bean Technologies Corp.	2,238	227
	Scorpio Tankers Inc.	3,343	224
*	Marqeta Inc. Class A	34,049	222
*	Flywire Corp.	7,686	218
	McGrath RentCorp.	1,735	216
*	AeroVironment Inc.	1,695	215
	Griffon Corp.	3,006	215
*	Verra Mobility Corp.	9,841	213
	Albany International Corp. Class A	2,261	212
*	Masonite International Corp.	1,601	209
	ICF International Inc.	1,336	207
	Crane NXT Co.	3,503	205
*	Spirit AeroSystems Holdings Inc. Class A	6,941	199
	ABM Industries Inc.	4,741	196
*	PagSeguro Digital Ltd. Class A	13,942	194
*	Remitly Global Inc.	9,427	194
	ESCO Technologies Inc.	1,894	193
*	Hub Group Inc. Class A	4,496	191
*	MYR Group Inc.	1,160	188
	Werner Enterprises Inc.	4,588	184
	UniFirst Corp.	1,080	182

22

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Patrick Industries Inc.	1,503	180
*	RXO Inc.	8,262	178
	Mueller Water Products Inc. Class A	11,370	177
*	O-I Glass Inc.	10,348	175
*	Gibraltar Industries Inc.	2,240	173
	EVERTEC Inc.	4,761	172
*	Kratos Defense & Security Solutions Inc.	9,307	170
*	AAR Corp.	2,519	168
*	PGT Innovations Inc.	3,948	165
*	Masterbrand Inc.	9,484	164
	Granite Construction Inc.	3,055	157
	Vestis Corp.	8,354	157
	Alamo Group Inc.	759	154
	Kennametal Inc.	6,055	153
*	OSI Systems Inc.	1,168	153
	Tennant Co.	1,340	152
*	AMN Healthcare Services Inc.	2,703	152
	Trinity Industries Inc.	5,952	151
	Standex International Corp.	841	146
*	Hillman Solutions Corp.	14,813	144
*	Mirion Technologies Inc.	14,696	144
	Enerpac Tool Group Corp.	4,126	139
*	Huron Consulting Group Inc.	1,407	138
	International Seaways Inc.	2,569	136
	Primoris Services Corp.	3,417	135
	Textainer Group Holdings Ltd.	2,670	133
*	Hayward Holdings Inc.	8,968	133
*	AvidXchange Holdings Inc.	9,949	132
*	Construction Partners Inc. Class A	2,715	131
	Bread Financial Holdings Inc.	3,361	129
	H&E Equipment Services Inc.	2,153	122
	AZZ Inc.	1,637	119
*	CoreCivic Inc.	7,842	119
*	Cimpress plc	1,213	119
*	Bloom Energy Corp. Class A	13,458	118
*	Mercury Systems Inc.	3,962	118
*	Gates Industrial Corp. plc	7,712	114
	Barnes Group Inc.	3,221	113
*	Joby Aviation Inc.	19,913	112
	Golden Ocean Group Ltd.	8,549	110
	Powell Industries Inc.	582	108
	Greif Inc. Class A	1,644	106
*	JELD-WEN Holding Inc.	5,768	105
	ADT Inc.	14,452	105
*	Leonardo DRS Inc.	4,631	105
*	Donnelley Financial Solutions Inc.	1,610	104
	SFL Corp. Ltd.	7,821	104
	Greenbrier Cos. Inc.	1,995	103
	DHT Holdings Inc.	9,381	102
	Napco Security Technologies Inc.	2,245	101
	Helios Technologies Inc.	2,253	99
*	Legalzoom.com Inc.	7,952	99
*	NCR Atleos Corp.	4,533	99
*	American Woodmark Corp.	964	97
*	NV5 Global Inc.	922	94
	Kforce Inc.	1,298	90
	Lindsay Corp.	736	88
		Shares	Market Value• ($000)
	Teekay Tankers Ltd. Class A	1,592	87
*	Rocket Lab USA Inc.	19,000	87
*	Payoneer Global Inc.	17,751	86
	Kaman Corp.	1,859	85
	Schneider National Inc. Class B	3,513	83
	Wabash National Corp.	3,024	83
	Dorian LPG Ltd.	2,301	83
*	Montrose Environmental Group Inc.	1,970	82
*	Enovix Corp.	8,402	82
	Columbus McKinnon Corp.	1,935	81
*	Janus International Group Inc.	5,453	78
	Marten Transport Ltd.	4,057	76
	Apogee Enterprises Inc.	1,214	69
*	BlueLinx Holdings Inc.	545	69
	TriMas Corp.	2,877	68
*	IES Holdings Inc.	583	64
	VSE Corp.	870	64
	Quanex Building Products Corp.	1,813	63
	Astec Industries Inc.	1,539	62
*	Thermon Group Holdings Inc.	2,274	62
	Genco Shipping & Trading Ltd.	3,052	62
*	Energy Recovery Inc.	3,882	61
	Forward Air Corp.	1,634	61
*	Proto Labs Inc.	1,684	61
	Gorman-Rupp Co.	1,617	60
*	Transcat Inc.	560	59
	First Advantage Corp.	3,750	59
	Barrett Business Services Inc.	475	58
*	Blue Bird Corp.	1,720	58
*	ZipRecruiter Inc. Class A	4,593	58
	CRA International Inc.	429	57
	Deluxe Corp.	2,958	57
*	SP Plus Corp.	1,083	56
*	Triumph Group Inc.	4,050	56
*	Aurora Innovation Inc.	21,959	56
*	Aspen Aerogels Inc.	3,116	54
	Nordic American Tankers Ltd.	12,940	53
*	Vicor Corp.	1,389	52
	Flex LNG Ltd.	2,043	52
	Cadre Holdings Inc.	1,392	50
*	CryoPort Inc.	2,772	49
	Ardmore Shipping Corp.	3,012	49
*	Archer Aviation Inc. Class A	10,055	49
	Ennis Inc.	2,349	48
*	Repay Holdings Corp.	5,478	48
	Heidrick & Struggles International Inc.	1,388	47
	Kelly Services Inc. Class A	1,922	47
*	Hudson Technologies Inc.	3,145	46
	Pitney Bowes Inc.	11,314	46
*	Air Transport Services Group Inc.	3,715	45
	Myers Industries Inc.	2,324	45
	Insteel Industries Inc.	1,172	43
	REV Group Inc.	2,082	43
*,1	PureCycle Technologies Inc.	7,371	43
*	CECO Environmental Corp.	1,835	42
	Cass Information Systems Inc.	864	42
*	Titan International Inc.	3,265	42

23

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Argan Inc.	868	41
	Heartland Express Inc.	3,236	41
*	Cross Country Healthcare Inc.	2,216	40
*	Ducommun Inc.	829	40
	Hyster-Yale Materials Handling Inc.	679	40
*	International Money Express Inc.	1,971	39
*	Virgin Galactic Holdings Inc.	22,313	39
	Eagle Bulk Shipping Inc.	629	39
*	Conduent Inc.	11,184	38
*	Tutor Perini Corp.	3,300	37
	Pactiv Evergreen Inc.	2,495	37
*	Sterling Check Corp.	2,383	37
*	Astronics Corp.	1,888	36
*	Great Lakes Dredge & Dock Corp.	3,998	36
	Douglas Dynamics Inc.	1,389	35
	Mesa Laboratories Inc.	319	35
*	Titan Machinery Inc.	1,371	35
*	I3 Verticals Inc. Class A	1,578	34
	United States Lime & Minerals Inc.	134	34
*	Evolv Technologies Holdings Inc.	7,089	34
*	Paysafe Ltd.	2,353	34
	Costamare Inc.	2,899	33
*	Franklin Covey Co.	826	32
*	Vishay Precision Group Inc.	928	32
	Ardagh Metal Packaging SA	9,888	32
	Miller Industries Inc.	679	31
	Resources Connection Inc.	2,215	31
	Covenant Logistics Group Inc.	616	30
*	DXP Enterprises Inc.	844	30
*	FARO Technologies Inc.	1,357	30
*	Manitowoc Co. Inc.	2,112	29
	Greif Inc. Class B	437	28
	National Presto Industries Inc.	367	28
*	Teekay Corp.	3,706	28
*	Limbach Holdings Inc.	576	28
*	Nikola Corp.	37,327	28
*	Cantaloupe Inc.	4,230	28
	FTAI Infrastructure Inc.	6,138	28
*	V2X Inc.	707	27
*	Custom Truck One Source Inc.	4,028	26
*	Atmus Filtration Technologies Inc.	1,096	26
*	Advantage Solutions Inc.	6,500	25
	Allient Inc.	828	24
*	Green Dot Corp. Class A	2,762	23
	LSI Industries Inc.	1,614	23
*	TrueBlue Inc.	1,922	23
*	Distribution Solutions Group Inc.	697	22
	Overseas Shipholding Group Inc. Class A	3,578	22
	Preformed Line Products Co.	161	22
*	BrightView Holdings Inc.	2,467	21
*	Daseke Inc.	2,552	21
*	Target Hospitality Corp.	2,207	21
	Shyft Group Inc.	1,995	21
		Shares	Market Value• ($000)
	TTEC Holdings Inc.	1,162	20
	Safe Bulkers Inc.	4,305	20
*	Hyliion Holdings Corp.	10,961	20
*	Bowman Consulting Group Ltd.	626	20
	Luxfer Holdings plc	1,767	18
	Pangaea Logistics Solutions Ltd.	2,203	18
	Karat Packaging Inc.	611	18
	Himalaya Shipping Ltd.	2,120	17
	Park Aerospace Corp.	1,034	16
*	Ranpak Holdings Corp.	3,411	16
*	Blade Air Mobility Inc.	4,858	15
*	Forrester Research Inc.	688	14
*	Iteris Inc.	2,617	14
	Universal Logistics Holdings Inc.	411	14
*	Willdan Group Inc.	671	14
*	Luna Innovations Inc.	2,002	14
*	Aersale Corp.	1,555	14
*	Hireright Holdings Corp.	1,008	14
*	Commercial Vehicle Group Inc.	1,955	13
	Park-Ohio Holdings Corp.	499	13
*	Radiant Logistics Inc.	2,268	13
*,1	Microvast Holdings Inc.	15,051	13
*,1	Ispire Technology Inc.	1,245	13
*	Concrete Pumping Holdings Inc.	1,463	12
*	SoundThinking Inc.	693	12
*,1	Desktop Metal Inc. Class A	18,973	12
*	Performant Financial Corp.	4,180	12
*	Global Business Travel Group I	1,974	12
*	Mistras Group Inc.	1,253	11
	Quad/Graphics Inc.	1,804	11
*	IBEX Holdings Ltd.	659	11
*	CS Disco Inc.	1,646	11
*	Gencor Industries Inc.	618	10
*	BlackSky Technology Inc.	7,353	10
*	Acacia Research Corp.	2,318	9
*	Core Molding Technologies Inc.	472	9
	Trinseo plc	2,072	9
	Information Services Group Inc.	1,830	8
*	Paysign Inc.	2,701	8
*	Willis Lease Finance Corp.	157	8
*	Mayville Engineering Co. Inc.	676	8
*	Danimer Scientific Inc.	6,206	8
*	PAM Transportation Services Inc.	385	7
*	DHI Group Inc.	2,151	6
	EVI Industries Inc.	295	6
	Ardagh Group SA	848	6
*,1	Eos Energy Enterprises Inc.	6,780	6
*	Eve Holding Inc.	1,141	6
*,3	Tingo Group Inc.	7,712	5
*	CPI Card Group Inc.	267	5
*	CompoSecure Inc.	993	5
*	Terran Orbital Corp.	4,983	5
*	SKYX Platforms Corp.	3,581	5
*	374Water Inc.	3,713	5
*	Babcock & Wilcox Enterprises Inc.	3,348	4
*	Workhorse Group Inc.	13,365	4

24

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Hirequest Inc.	327	4
*	INNOVATE Corp.	4,291	3
*	Velo3D Inc.	6,622	2
			446,579
Other (0.0%)[4]
*,3	Aduro Biotech Inc. CVR	656	—
*,3	Empire Resorts Inc.	229	—
			—
Real Estate (2.7%)
	Prologis Inc.	63,780	8,500
	American Tower Corp.	32,157	6,395
	Equinix Inc.	6,447	5,730
	Welltower Inc.	36,923	3,403
	Simon Property Group Inc.	22,422	3,322
	Crown Castle Inc.	29,912	3,289
	Public Storage	10,836	3,076
	Digital Realty Trust Inc.	20,784	3,051
	Realty Income Corp.	57,539	2,998
*	CoStar Group Inc.	28,012	2,438
	VICI Properties Inc.	71,058	2,127
	Extra Space Storage Inc.	14,470	2,040
*	CBRE Group Inc. Class A	20,833	1,914
	Weyerhaeuser Co.	50,302	1,729
	AvalonBay Communities Inc.	9,692	1,716
	Iron Mountain Inc.	19,834	1,560
	SBA Communications Corp.	7,376	1,543
	Equity Residential	25,493	1,535
	Alexandria Real Estate Equities Inc.	11,757	1,466
	Invitation Homes Inc.	41,857	1,426
	Ventas Inc.	27,480	1,162
	Sun Communities Inc.	8,440	1,129
	Essex Property Trust Inc.	4,388	1,015
	Host Hotels & Resorts Inc.	48,494	1,006
	Mid-America Apartment Communities Inc.	7,983	1,003
	Kimco Realty Corp.	45,039	890
	American Homes 4 Rent Class A	23,285	862
	Equity LifeStyle Properties Inc.	12,234	824
	WP Carey Inc.	14,585	822
	UDR Inc.	23,093	820
	Gaming and Leisure Properties Inc.	17,528	797
	Regency Centers Corp.	12,357	766
	Rexford Industrial Realty Inc.	14,373	731
	Boston Properties Inc.	10,824	701
	Camden Property Trust	7,078	669
	CubeSmart	15,298	667
	Lamar Advertising Co. Class A	5,923	655
	Healthpeak Properties Inc.	37,405	627
*	Jones Lang LaSalle Inc.	3,237	616
*	Zillow Group Inc. Class C	10,029	563
	Federal Realty Investment Trust	5,454	550
	EastGroup Properties Inc.	3,082	541
	Omega Healthcare Investors Inc.	16,621	517
	NNN REIT Inc.	12,498	509
	Ryman Hospitality Properties Inc.	4,038	478
		Shares	Market Value• ($000)
	First Industrial Realty Trust Inc.	8,924	473
	Americold Realty Trust Inc.	18,431	466
	Brixmor Property Group Inc.	20,412	461
	STAG Industrial Inc.	12,295	457
	Agree Realty Corp.	6,974	383
	Healthcare Realty Trust Inc.	26,636	367
	Terreno Realty Corp.	5,565	358
	Rayonier Inc.	9,850	339
	Vornado Realty Trust	12,380	326
	Kite Realty Group Trust	14,925	320
	Kilroy Realty Corp.	8,253	313
	Apartment Income REIT Corp.	10,172	308
	Phillips Edison & Co. Inc.	7,804	279
	Essential Properties Realty Trust Inc.	11,158	267
	Macerich Co.	15,474	254
	PotlatchDeltic Corp.	5,588	253
	Park Hotels & Resorts Inc.	15,130	251
	Cousins Properties Inc.	10,837	247
	Apple Hospitality REIT Inc.	14,913	240
*	Zillow Group Inc. Class A	4,347	235
	Independence Realty Trust Inc.	15,986	234
	SL Green Realty Corp.	4,548	220
	DigitalBridge Group Inc.	11,624	214
	Sabra Health Care REIT Inc.	15,349	213
	EPR Properties	5,008	206
	Tanger Inc.	7,164	206
	National Storage Affiliates Trust	5,717	205
	Broadstone Net Lease Inc.	13,533	202
	COPT Defense Properties	8,221	199
*	Howard Hughes Holdings Inc.	2,549	195
	Innovative Industrial Properties Inc.	1,969	193
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,562	190
	Physicians Realty Trust	16,872	189
	SITE Centers Corp.	13,865	188
	Highwoods Properties Inc.	7,543	184
	LXP Industrial Trust	21,178	183
	Medical Properties Trust Inc.	42,910	181
	National Health Investors Inc.	3,000	172
	Sunstone Hotel Investors Inc.	15,018	168
	Four Corners Property Trust Inc.	6,526	158
	CareTrust REIT Inc.	6,966	157
	Douglas Emmett Inc.	11,616	154
	Outfront Media Inc.	10,613	152
	Urban Edge Properties	8,318	141
	St. Joe Co.	2,536	137
*	Equity Commonwealth	6,882	130
	InvenTrust Properties Corp.	5,163	130
	DiamondRock Hospitality Co.	13,697	129
	JBG SMITH Properties	7,632	127
*	Opendoor Technologies Inc.	39,839	123
	Pebblebrook Hotel Trust	7,671	121
	RLJ Lodging Trust	10,177	121

25

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Retail Opportunity Investments Corp.	9,034	117
	Acadia Realty Trust	7,088	116
	Xenia Hotels & Resorts Inc.	7,243	111
*	Cushman & Wakefield plc	10,939	109
	Global Net Lease Inc.	14,522	105
*	GEO Group Inc.	8,251	101
	Newmark Group Inc. Class A	9,377	101
	Uniti Group Inc.	16,350	96
	Getty Realty Corp.	3,585	94
	LTC Properties Inc.	2,909	92
	Empire State Realty Trust Inc. Class A	8,744	87
	Elme Communities	6,080	78
	Easterly Government Properties Inc.	6,507	77
	Veris Residential Inc.	5,244	77
*	Compass Inc. Class A	18,894	75
	NETSTREIT Corp.	4,415	74
	American Assets Trust Inc.	3,293	71
	Service Properties Trust	10,444	71
*	Apartment Investment and Management Co. Class A	9,545	70
	Alexander & Baldwin Inc.	4,215	69
	Kennedy-Wilson Holdings Inc.	7,734	68
	Safehold Inc.	3,356	68
	Plymouth Industrial REIT Inc.	3,078	66
	eXp World Holdings Inc.	4,774	63
	Hudson Pacific Properties Inc.	9,239	59
	UMH Properties Inc.	3,736	58
	Marcus & Millichap Inc.	1,519	56
	Paramount Group Inc.	12,686	56
	Diversified Healthcare Trust	16,657	55
*	Redfin Corp.	7,618	54
	Centerspace	961	53
	Piedmont Office Realty Trust Inc. Class A	7,992	50
	Community Healthcare Trust Inc.	1,756	48
	Armada Hoffler Properties Inc.	4,640	47
	Brandywine Realty Trust	10,781	46
	Summit Hotel Properties Inc.	7,101	46
*	Anywhere Real Estate Inc.	7,081	44
	NexPoint Residential Trust Inc.	1,423	42
	Whitestone REIT	3,328	41
*	Forestar Group Inc.	1,192	40
	CBL & Associates Properties Inc.	1,753	40
	Gladstone Commercial Corp.	2,971	37
	Farmland Partners Inc.	2,872	34
	Alexander's Inc.	148	33
	Chatham Lodging Trust	3,272	33
	Global Medical REIT Inc.	3,729	33
	Peakstone Realty Trust REIT	2,370	33
	Universal Health Realty Income Trust	833	32
	Gladstone Land Corp.	2,242	29
		Shares	Market Value• ($000)
	Ares Commercial Real Estate Corp.	3,316	25
*	FRP Holdings Inc.	413	25
	Saul Centers Inc.	696	25
	RMR Group Inc. Class A	942	23
	Postal Realty Trust Inc. Class A	1,613	23
	NET Lease Office Properties	948	23
	One Liberty Properties Inc.	1,066	22
*	Tejon Ranch Co.	1,292	21
	CTO Realty Growth Inc.	1,042	18
	Alpine Income Property Trust Inc.	1,042	16
	City Office REIT Inc.	3,154	14
	Orion Office REIT Inc.	3,807	13
*	Star Holdings	1,044	13
	BRT Apartments Corp.	726	11
	Douglas Elliman Inc.	5,968	11
	Braemar Hotels & Resorts Inc.	4,387	10
	RE/MAX Holdings Inc. Class A	1,114	9
*	Maui Land & Pineapple Co. Inc.	466	9
	Office Properties Income Trust	3,078	8
*	Stratus Properties Inc.	305	7
	Clipper Realty Inc.	1,258	6
*	Transcontinental Realty Investors Inc.	137	5
			93,789
Technology (32.0%)
	Microsoft Corp.	513,560	212,429
	Apple Inc.	1,017,599	183,931
	NVIDIA Corp.	163,971	129,721
	Meta Platforms Inc. Class A	152,650	74,818
*	Alphabet Inc. Class A	409,501	56,700
*	Alphabet Inc. Class C	346,932	48,494
	Broadcom Inc.	29,750	38,690
*	Advanced Micro Devices Inc.	110,635	21,301
*	Salesforce Inc.	65,331	20,176
*	Adobe Inc.	31,625	17,719
	Intel Corp.	291,227	12,537
	Intuit Inc.	18,863	12,504
	QUALCOMM Inc.	76,979	12,147
	Oracle Corp.	106,505	11,894
	Applied Materials Inc.	57,669	11,627
	International Business Machines Corp.	62,691	11,600
*	ServiceNow Inc.	14,062	10,847
	Texas Instruments Inc.	62,583	10,472
	Lam Research Corp.	9,082	8,521
	Micron Technology Inc.	75,424	6,834
	Analog Devices Inc.	34,349	6,589
	KLA Corp.	9,475	6,465
*	Palo Alto Networks Inc.	20,812	6,463
*	Synopsys Inc.	10,493	6,020
*	Cadence Design Systems Inc.	18,680	5,686
*	Crowdstrike Holdings Inc. Class A	14,698	4,764
	Amphenol Corp. Class A	40,203	4,392
	Marvell Technology Inc.	58,813	4,215
*	Snowflake Inc. Class A	21,638	4,074

26

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Workday Inc. Class A	13,817	4,071
	Roper Technologies Inc.	7,279	3,965
*	Autodesk Inc.	14,799	3,821
*	Palantir Technologies Inc. Class A	131,725	3,304
*	Fortinet Inc.	45,229	3,126
	Microchip Technology Inc.	36,991	3,112
	Cognizant Technology Solutions Corp. Class A	34,915	2,759
*	Super Micro Computer Inc.	3,176	2,751
*	DoorDash Inc. Class A	21,203	2,641
*	Datadog Inc. Class A	18,895	2,484
*	Gartner Inc.	5,286	2,461
*	ON Semiconductor Corp.	29,837	2,355
	CDW Corp.	9,281	2,285
	Monolithic Power Systems Inc.	3,161	2,276
*	Atlassian Corp. Ltd. Class A	10,729	2,225
*	MongoDB Inc.	4,592	2,055
*	ANSYS Inc.	5,977	1,997
*	Cloudflare Inc. Class A	19,918	1,963
*	HubSpot Inc.	3,140	1,943
	Corning Inc.	52,559	1,694
	HP Inc.	59,333	1,681
*	Splunk Inc.	10,674	1,667
	Vertiv Holdings Co. Class A	23,512	1,590
*	Pinterest Inc. Class A	40,129	1,473
*	Zscaler Inc.	6,058	1,466
*	PTC Inc.	7,828	1,433
	Entegris Inc.	10,211	1,372
	Hewlett Packard Enterprise Co.	87,866	1,338
*	Western Digital Corp.	22,347	1,329
	NetApp Inc.	14,399	1,283
*	Tyler Technologies Inc.	2,854	1,248
*	Zoom Video Communications Inc. Class A	17,431	1,233
	Jabil Inc.	8,529	1,229
	Leidos Holdings Inc.	9,415	1,204
*	VeriSign Inc.	6,117	1,195
*	EPAM Systems Inc.	3,831	1,166
	Skyworks Solutions Inc.	11,047	1,159
*	GoDaddy Inc. Class A	10,069	1,149
*	Akamai Technologies Inc.	10,239	1,136
*	Okta Inc.	10,485	1,125
	Teradyne Inc.	10,590	1,097
*	Manhattan Associates Inc.	4,243	1,075
*	Nutanix Inc. Class A	16,645	1,051
*	Pure Storage Inc. Class A	19,485	1,026
	SS&C Technologies Holdings Inc.	14,909	951
*	MicroStrategy Inc. Class A	844	863
*	AppLovin Corp. Class A	14,376	859
	Gen Digital Inc. (XNGS)	38,023	817
*	Dynatrace Inc.	16,467	816
*	Qorvo Inc.	6,705	768
*	F5 Inc.	4,020	753
*	DocuSign Inc.	13,857	738
	Amdocs Ltd.	8,003	730
*	Elastic NV	5,431	727
*	Lattice Semiconductor Corp.	9,344	716
*	Ceridian HCM Holding Inc.	10,207	712
*	Twilio Inc. Class A	11,584	690
*	Match Group Inc.	19,095	688
		Shares	Market Value• ($000)
	Bentley Systems Inc. Class B	13,322	684
*	Guidewire Software Inc.	5,550	662
	Paycom Software Inc.	3,523	643
*	Globant SA	2,817	629
*	UiPath Inc. Class A	26,014	618
*	Onto Innovation Inc.	3,311	610
*	Unity Software Inc.	19,923	584
*	CACI International Inc. Class A	1,498	562
	Universal Display Corp.	3,215	561
	KBR Inc.	9,252	555
*	Toast Inc. Class A	24,128	555
*	Fabrinet	2,480	535
*	Coherent Corp.	8,836	526
	Science Applications International Corp.	3,575	500
*	SPS Commerce Inc.	2,554	473
*	SentinelOne Inc. Class A	16,315	460
*	Arrow Electronics Inc.	3,841	451
*	Confluent Inc. Class A	13,083	443
*	Rambus Inc.	7,367	436
*	Procore Technologies Inc.	5,572	435
*	Qualys Inc.	2,498	429
*	Gitlab Inc. Class A	5,955	429
*	Dropbox Inc. Class A	17,874	428
*	Novanta Inc.	2,424	419
	TD SYNNEX Corp.	3,928	408
*	Tenable Holdings Inc.	7,947	383
*	Varonis Systems Inc.	7,407	376
*	Smartsheet Inc. Class A	8,839	373
*	Aspen Technology Inc.	1,890	366
*	Insight Enterprises Inc.	1,908	359
*	Cirrus Logic Inc.	3,870	355
*	Kyndryl Holdings Inc.	15,959	351
*	ZoomInfo Technologies Inc.	20,444	343
	Dolby Laboratories Inc. Class A	4,142	335
*	Appfolio Inc. Class A	1,371	332
*	MACOM Technology Solutions Holdings Inc.	3,684	325
*	Altair Engineering Inc. Class A	3,790	322
*	DXC Technology Co.	14,449	316
*,1	GLOBALFOUNDRIES Inc.	5,593	306
*	Silicon Laboratories Inc.	2,216	305
*	IAC Inc.	5,274	300
*	CommVault Systems Inc.	3,104	297
*	Five9 Inc.	4,850	296
*	Workiva Inc.	3,408	293
*	DoubleVerify Holdings Inc.	9,497	293
	Avnet Inc.	6,096	284
*	Synaptics Inc.	2,765	277
	Power Integrations Inc.	3,840	274
	Advanced Energy Industries Inc.	2,658	269
*	Alarm.com Holdings Inc.	3,391	257
*	Box Inc. Class A	9,928	256
*	Sanmina Corp.	4,017	254
*	Axcelis Technologies Inc.	2,242	253
*	Teradata Corp.	6,651	250
*	Rapid7 Inc.	4,247	249
*	FormFactor Inc.	5,456	235
*	Freshworks Inc. Class A	11,508	235
	Amkor Technology Inc.	7,501	233
*	Blackline Inc.	4,081	232
*	Ziff Davis Inc.	3,343	230

27

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*,1	Clarivate plc	31,896	229
*	Wolfspeed Inc.	8,704	226
*	Parsons Corp.	2,786	225
	Concentrix Corp.	3,080	223
*	Diodes Inc.	3,168	215
*	Sprout Social Inc. Class A	3,439	213
*,1	C3.ai Inc. Class A	5,724	212
*	Alteryx Inc. Class A	4,390	211
*	Blackbaud Inc.	3,051	211
	Dun & Bradstreet Holdings Inc.	19,636	207
*	Braze Inc. Class A	3,641	207
	Vishay Intertechnology Inc.	9,342	203
*	RingCentral Inc. Class A	5,992	200
	Pegasystems Inc.	2,960	193
	Kulicke & Soffa Industries Inc.	3,968	189
*	Plexus Corp.	1,982	187
*	Envestnet Inc.	3,579	184
*	Q2 Holdings Inc.	3,990	184
*	Yelp Inc.	4,776	184
*	IPG Photonics Corp.	2,118	183
*	Impinj Inc.	1,671	182
*	HashiCorp Inc. Class A	6,995	182
*	CCC Intelligent Solutions Holdings Inc.	14,571	171
*	DigitalOcean Holdings Inc.	4,488	170
*	Cleanspark Inc.	10,136	169
*	LiveRamp Holdings Inc.	4,792	168
*	Credo Technology Group Holding Ltd.	7,788	168
*	Allegro MicroSystems Inc.	5,310	167
*	ePlus Inc.	1,980	163
	Progress Software Corp.	3,017	161
*	PagerDuty Inc.	6,546	158
*	Perficient Inc.	2,433	158
	Xerox Holdings Corp.	8,124	152
*	Cargurus Inc.	6,839	151
*	Ambarella Inc.	2,696	151
*	nCino Inc.	5,020	150
*	Rogers Corp.	1,253	140
*	NCR Voyix Corp.	9,180	134
*	Verint Systems Inc.	4,222	133
*	Veeco Instruments Inc.	3,459	125
	CSG Systems International Inc.	2,258	123
*	Ultra Clean Holdings Inc.	2,844	123
*	Fastly Inc. Class A	8,430	120
*	Photronics Inc.	4,172	120
*	IonQ Inc.	11,274	117
*	Cohu Inc.	3,546	114
*	Squarespace Inc. Class A	3,415	114
*	Sitime Corp.	1,219	113
	Clear Secure Inc. Class A	5,893	113
*	Magnite Inc.	9,249	111
*	Appian Corp. Class A	3,141	109
*	PROS Holdings Inc.	3,021	108
*	Upwork Inc.	8,081	106
*	Asana Inc. Class A	5,355	105
*	TTM Technologies Inc.	6,911	103
*	NetScout Systems Inc.	4,666	101
*	Agilysys Inc.	1,258	98
*	Zeta Global Holdings Corp. Class A	9,325	98
*	MaxLinear Inc.	4,928	96
*	Informatica Inc. Class A	2,927	95
*	ACM Research Inc. Class A	3,037	94
		Shares	Market Value• ($000)
*	Paycor HCM Inc.	4,438	94
*	Schrodinger Inc.	3,657	93
*	Semtech Corp.	4,251	90
	CTS Corp.	1,997	89
*	Sprinklr Inc. Class A	6,779	88
*	Ichor Holdings Ltd.	1,951	83
*	Jamf Holding Corp.	4,624	83
	Adeia Inc.	7,331	83
*	Everbridge Inc.	2,855	81
*	PAR Technology Corp.	1,780	78
	Shutterstock Inc.	1,587	77
*	AvePoint Inc.	9,615	77
*	Bumble Inc. Class A	6,544	75
*	Intapp Inc.	1,878	74
*	PDF Solutions Inc.	2,144	73
*	ScanSource Inc.	1,646	71
*	Zuora Inc. Class A	8,666	70
*	Alkami Technology Inc.	2,787	70
*	Couchbase Inc.	2,474	69
*	N-Able Inc.	4,959	67
*	Model N Inc.	2,689	66
*	SMART Global Holdings Inc.	3,068	65
*,1	SoundHound AI Inc. Class A	8,818	65
	Benchmark Electronics Inc.	2,042	63
*	indie Semiconductor Inc. Class A	10,225	63
	Sapiens International Corp. NV	1,989	61
	A10 Networks Inc.	4,476	60
*	Amplitude Inc. Class A	4,831	57
*	PubMatic Inc. Class A	2,696	56
	PC Connection Inc.	793	53
*	TechTarget Inc.	1,656	53
*	Grid Dynamics Holdings Inc.	3,906	53
*	Vimeo Inc.	10,464	50
*	Maplebear Inc.	1,496	49
	Methode Electronics Inc.	2,229	47
*	E2open Parent Holdings Inc.	10,838	46
*	Navitas Semiconductor Corp.	7,306	45
*	nLight Inc.	3,246	43
	Simulations Plus Inc.	1,036	43
*	Xometry Inc. Class A	2,220	43
*	SolarWinds Corp.	3,526	42
	Hackett Group Inc.	1,626	40
*	Yext Inc.	6,542	39
*	3D Systems Corp.	9,178	38
*	Cerence Inc.	2,531	38
*	CEVA Inc.	1,626	37
*	Mediaalpha Inc. Class A	1,762	37
*	Olo Inc. Class A	6,442	37
*	BigCommerce Holdings Inc. Series 1	4,595	36
*	NerdWallet Inc. Class A	2,127	36
*	Bandwidth Inc. Class A	1,703	35
*	Kimball Electronics Inc.	1,555	35
*	Matterport Inc.	15,700	33
*	SmartRent Inc.	11,550	33
*	Mitek Systems Inc.	2,750	32
*	Alpha & Omega Semiconductor Ltd.	1,406	31
*	Aehr Test Systems	1,923	31
*	Digimarc Corp.	851	30

28

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Eventbrite Inc. Class A	5,327	30
*	MeridianLink Inc.	1,606	30
*	EverQuote Inc. Class A	1,754	28
*	Definitive Healthcare Corp.	2,800	27
	American Software Inc. Class A	2,322	26
*,1	MicroVision Inc.	11,180	26
	NVE Corp.	294	25
*	OneSpan Inc.	2,627	25
*	Weave Communications Inc.	2,002	25
*	Planet Labs PBC	11,578	25
*	SEMrush Holdings Inc. Class A	1,941	24
*	Applied Digital Corp.	5,532	23
*	Domo Inc. Class B	1,888	22
*	Unisys Corp.	4,230	22
*	Enfusion Inc. Class A	2,534	22
*	Daktronics Inc.	2,427	21
*	TrueCar Inc.	5,914	21
*	Grindr Inc.	2,516	21
*	Nextdoor Holdings Inc.	8,922	20
*	Digital Turbine Inc.	5,920	19
*	Bit Digital Inc.	7,171	19
*	Consensus Cloud Solutions Inc.	1,173	19
*	Thoughtworks Holding Inc.	5,432	17
*	Terawulf Inc.	9,041	17
*	Red Violet Inc.	895	16
	ON24 Inc.	2,209	15
*	NextNav Inc.	3,566	15
*	Viant Technology Inc. Class A	1,513	14
*	EverCommerce Inc.	1,398	14
*	Transphorm Inc.	2,954	14
	Immersion Corp.	1,921	13
*	Rimini Street Inc.	3,927	13
*	Tucows Inc. Class A	649	12
*	Innodata Inc.	1,584	12
*	Asure Software Inc.	1,181	11
*	SkyWater Technology Inc.	962	11
*	Cipher Mining Inc.	3,610	11
*	Rackspace Technology Inc.	4,643	10
*	BigBear.ai Holdings Inc.	2,825	9
*	inTEST Corp.	679	8
*	Vivid Seats Inc. Class A	1,407	8
*	Intevac Inc.	1,761	7
*	LivePerson Inc.	5,315	7
*	Expensify Inc. Class A	3,439	7
*	eGain Corp.	1,020	6
*	CoreCard Corp.	435	6
*	Atomera Inc.	1,030	6
	Richardson Electronics Ltd.	731	6
*	FiscalNote Holdings Inc.	3,899	6
*	Brightcove Inc.	2,465	5
*	Aeva Technologies Inc.	5,329	5
			1,093,567
Telecommunications (2.0%)
	Cisco Systems Inc.	279,406	13,515
	Comcast Corp. Class A	275,473	11,804
	Verizon Communications Inc.	290,243	11,616
	AT&T Inc.	493,637	8,357
	T-Mobile US Inc.	36,085	5,893
*	Arista Networks Inc.	17,318	4,806
	Motorola Solutions Inc.	11,416	3,772
		Shares	Market Value• ($000)
*	Charter Communications Inc. Class A	6,941	2,040
	Juniper Networks Inc.	22,013	815
*	Ciena Corp.	10,179	580
*	Roku Inc.	8,443	533
*	Liberty Broadband Corp. Class C	7,301	439
*	Frontier Communications Parent Inc.	17,145	406
	Cogent Communications Holdings Inc.	3,137	254
	Iridium Communications Inc.	8,734	253
*	Lumentum Holdings Inc.	4,763	231
	InterDigital Inc.	1,692	181
	Cable One Inc.	395	180
*	ViaSat Inc.	8,480	166
*	Viavi Solutions Inc.	16,457	157
*	Calix Inc.	4,138	144
*	Extreme Networks Inc.	9,150	116
*	Lumen Technologies Inc.	71,767	116
	Telephone and Data Systems Inc.	7,190	110
*	Liberty Broadband Corp. Class A	1,809	109
*	EchoStar Corp. Class A	7,619	100
*	Harmonic Inc.	7,628	100
*	Globalstar Inc.	47,867	75
*	Digi International Inc.	2,498	74
*	Infinera Corp.	13,774	69
	Shenandoah Telecommunications Co.	3,241	61
*	Liberty Latin America Ltd. Class C	8,683	57
*	IDT Corp. Class B	1,131	42
*	fuboTV Inc.	18,700	39
*	Xperi Inc.	3,264	36
*	Anterix Inc.	881	35
	Bel Fuse Inc. Class B	655	34
*	Gogo Inc.	4,112	34
*	NETGEAR Inc.	2,068	31
	Ubiquiti Inc.	259	30
*	Lightwave Logic Inc.	7,102	30
	Adtran Holdings Inc.	4,742	27
*	Clearfield Inc.	861	26
*	Liberty Latin America Ltd. Class A	4,092	26
*	Consolidated Communications Holdings Inc.	5,712	25
	ATN International Inc.	729	24
*	Aviat Networks Inc.	681	24
*	8x8 Inc.	7,672	22
	Spok Holdings Inc.	1,081	19
*	Ooma Inc.	1,790	18
*	Ribbon Communications Inc.	6,111	18
*	AST SpaceMobile Inc.	5,626	18
*	CommScope Holding Co. Inc.	12,795	15
*	Comtech Telecommunications Corp.	2,022	14
*	WideOpenWest Inc.	3,435	14
*	Kaltura Inc.	5,162	7
*	KVH Industries Inc.	1,109	5
*	Cambium Networks Corp.	952	4
*	Akoustis Technologies Inc.	4,997	3

29

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	DZS Inc.	1,615	2
*,3	GCI Liberty Inc.	5,064	—
			67,751
Utilities (2.4%)
	NextEra Energy Inc.	139,902	7,721
	Waste Management Inc.	28,055	5,769
	Southern Co.	75,213	5,058
	Duke Energy Corp.	53,227	4,888
	Constellation Energy Corp.	22,148	3,731
	Sempra	43,530	3,073
	American Electric Power Co. Inc.	35,416	3,017
	Dominion Energy Inc.	57,542	2,752
	Republic Services Inc.	14,165	2,601
	Exelon Corp.	68,391	2,451
	PG&E Corp.	140,359	2,343
	Public Service Enterprise Group Inc.	34,608	2,160
	Consolidated Edison Inc.	23,900	2,084
	Xcel Energy Inc.	37,819	1,993
	Edison International	25,885	1,761
	WEC Energy Group Inc.	21,625	1,697
	American Water Works Co. Inc.	13,382	1,586
	DTE Energy Co.	14,127	1,531
	Entergy Corp.	14,492	1,472
	Eversource Energy	24,021	1,410
	FirstEnergy Corp.	37,322	1,366
	Vistra Corp.	24,858	1,356
	PPL Corp.	50,727	1,338
	Ameren Corp.	17,949	1,278
	CenterPoint Energy Inc.	43,077	1,185
	CMS Energy Corp.	19,887	1,141
	Atmos Energy Corp.	10,052	1,135
	NRG Energy Inc.	15,505	858
	Alliant Energy Corp.	17,597	840
	Evergy Inc.	15,692	777
	NiSource Inc.	28,465	742
	AES Corp.	45,975	699
*	Clean Harbors Inc.	3,453	629
	Essential Utilities Inc.	16,477	573
	Pinnacle West Capital Corp.	7,764	530
	OGE Energy Corp.	13,382	440
	UGI Corp.	14,719	360
*	Stericycle Inc.	6,480	352
*	Casella Waste Systems Inc. Class A	3,888	350
	IDACORP Inc.	3,523	310
	Southwest Gas Holdings Inc.	4,310	294
	National Fuel Gas Co.	5,918	288
	New Jersey Resources Corp.	6,731	280
	Brookfield Infrastructure Corp. Class A (XTSE)	8,394	278
	Portland General Electric Co.	6,814	274
	Black Hills Corp.	4,845	252
	Ormat Technologies Inc. (XNYS)	3,827	249
	ALLETE Inc.	4,155	235
[1]	Brookfield Renewable Corp. Class A	9,507	225
	Spire Inc.	3,717	220
	ONE Gas Inc.	3,588	214
	Northwestern Energy Group Inc.	4,403	211
		Shares	Market Value• ($000)
	PNM Resources Inc.	5,657	207
	American States Water Co.	2,668	191
	Avista Corp.	5,572	185
	California Water Service Group	3,859	177
	MGE Energy Inc.	2,694	170
*	Sunrun Inc.	13,985	168
	Chesapeake Utilities Corp.	1,526	156
	Avangrid Inc.	4,793	149
	SJW Group	2,377	131
	Clearway Energy Inc. Class C	4,534	99
	Northwest Natural Holding Co.	2,660	98
	Hawaiian Electric Industries Inc.	7,531	92
	Clearway Energy Inc. Class A	4,129	84
	Unitil Corp.	1,134	58
	Middlesex Water Co.	1,075	55
*	Sunnova Energy International Inc.	6,850	50
	York Water Co.	1,387	49
*	Enviri Corp.	5,539	44
	Consolidated Water Co. Ltd.	964	28
*	Altus Power Inc.	3,603	25
	Genie Energy Ltd. Class B	1,253	23
	Aris Water Solutions Inc. Class A	1,895	23
	Artesian Resources Corp. Class A	649	22
	Excelerate Energy Inc. Class A	1,070	17
*	Pure Cycle Corp.	1,166	12
	RGC Resources Inc.	516	10
*,1	NuScale Power Corp.	3,353	10
*	Cadiz Inc.	2,631	8
*	Vertex Energy Inc.	4,210	6
*	Li-Cycle Holdings Corp.	9,005	3
			80,727
Total Common Stocks (Cost $2,399,647)			3,405,682

30

Russell 3000 Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5,6]	Vanguard Market Liquidity Fund, 5.400% (Cost $7,546)	75,479	7,547
Total Investments (99.9%) (Cost $2,407,193)			3,413,229
Other Assets and Liabilities—Net (0.1%)			2,573
Net Assets (100%)			3,415,802
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,758,000.
2	Restricted securities totaling $10,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,890,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	13	1,337	14
E-mini S&P 500 Index	March 2024	34	8,676	109
				123

See accompanying Notes, which are an integral part of the Financial Statements.
31

Russell 3000 Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,399,647)	3,405,682
Affiliated Issuers (Cost $7,546)	7,547
Total Investments in Securities	3,413,229
Investment in Vanguard	101
Cash	157
Cash Collateral Pledged—Futures Contracts	490
Receivables for Investment Securities Sold	51
Receivables for Accrued Income	4,447
Receivables for Capital Shares Issued	21
Variation Margin Receivable—Futures Contracts	48
Total Assets	3,418,544
Liabilities
Payables for Investment Securities Purchased	197
Collateral for Securities on Loan	1,890
Payables for Capital Shares Redeemed	534
Payables to Vanguard	121
Total Liabilities	2,742
Net Assets	3,415,802
1 Includes $1,758,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	2,522,180
Total Distributable Earnings (Loss)	893,622
Net Assets	3,415,802

ETF Shares—Net Assets
Applicable to 9,950,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,253,853
Net Asset Value Per Share—ETF Shares	$226.52

Institutional Shares—Net Assets
Applicable to 2,649,953 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,161,949
Net Asset Value Per Share—Institutional Shares	$438.48

See accompanying Notes, which are an integral part of the Financial Statements.
32

Russell 3000 Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	22,228
Interest[2]	188
Securities Lending—Net	181
Total Income	22,597
Expenses
The Vanguard Group—Note B
Investment Advisory Services	32
Management and Administrative—ETF Shares	808
Management and Administrative—Institutional Shares	375
Marketing and Distribution—ETF Shares	51
Marketing and Distribution—Institutional Shares	21
Custodian Fees	54
Shareholders’ Reports—ETF Shares	20
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	1,373
Expenses Paid Indirectly	(2)
Net Expenses	1,371
Net Investment Income	21,226
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	44,611
Futures Contracts	575
Realized Net Gain (Loss)	45,186
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	339,816
Futures Contracts	111
Change in Unrealized Appreciation (Depreciation)	339,927
Net Increase (Decrease) in Net Assets Resulting from Operations	406,339
1	Dividends are net of foreign withholding taxes of $5,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $176,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $46,601,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Russell 3000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,226	46,918
Realized Net Gain (Loss)	45,186	51,317
Change in Unrealized Appreciation (Depreciation)	339,927	334,616
Net Increase (Decrease) in Net Assets Resulting from Operations	406,339	432,851
Distributions
ETF Shares	(14,712)	(23,996)
Institutional Shares	(8,863)	(21,655)
Total Distributions	(23,575)	(45,651)
Capital Share Transactions
ETF Shares	204,982	368,504
Institutional Shares	(35,314)	(556,884)
Net Increase (Decrease) from Capital Share Transactions	169,668	(188,380)
Total Increase (Decrease)	552,432	198,820
Net Assets
Beginning of Period	2,863,370	2,664,550
End of Period	3,415,802	2,863,370

See accompanying Notes, which are an integral part of the Financial Statements.
34

Russell 3000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$200.77	$177.97	$208.13	$158.71	$133.26	$133.98
Investment Operations
Net Investment Income[1]	1.452	2.897	2.662	2.385	2.416	2.312
Net Realized and Unrealized Gain (Loss) on Investments	25.938	22.832	(30.247)	49.386	25.494	(.730)
Total from Investment Operations	27.390	25.729	(27.585)	51.771	27.910	1.582
Distributions
Dividends from Net Investment Income	(1.640)	(2.929)	(2.575)	(2.351)	(2.460)	(2.302)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.640)	(2.929)	(2.575)	(2.351)	(2.460)	(2.302)
Net Asset Value, End of Period	$226.52	$200.77	$177.97	$208.13	$158.71	$133.26
Total Return	13.74%	14.68%	-13.36%	32.90%	21.31%	1.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,254	$1,802	$1,219	$1,124	$710	$463
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.58%	1.36%	1.31%	1.74%	1.79%
Portfolio Turnover Rate[3]	4%	11%	8%	10%	8%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Russell 3000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$388.63	$344.48	$402.86	$307.19	$257.87	$259.33
Investment Operations
Net Investment Income[1]	2.856	5.690	5.323	4.689	4.739	4.499
Net Realized and Unrealized Gain (Loss) on Investments	50.206	44.177	(58.648)	95.580	49.347	(1.394)
Total from Investment Operations	53.062	49.867	(53.325)	100.269	54.086	3.105
Distributions
Dividends from Net Investment Income	(3.212)	(5.717)	(5.055)	(4.599)	(4.766)	(4.565)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.212)	(5.717)	(5.055)	(4.599)	(4.766)	(4.565)
Net Asset Value, End of Period	$438.48	$388.63	$344.48	$402.86	$307.19	$257.87
Total Return	13.75%	14.70%	-13.34%	32.94%	21.38%	1.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,162	$1,061	$1,445	$1,154	$1,018	$871
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.62%	1.40%	1.34%	1.76%	1.81%
Portfolio Turnover Rate[3]	4%	11%	8%	10%	8%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Russell 3000 Index Fund
Notes to Financial Statements
Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
37

Russell 3000 Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
38

Russell 3000 Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $101,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
39

Russell 3000 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,405,657	16	9	3,405,682
Temporary Cash Investments	7,547	—	—	7,547
Total	3,413,204	16	9	3,413,229
Derivative Financial Instruments
Assets
Futures Contracts[1]	123	—	—	123
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,417,878
Gross Unrealized Appreciation	1,101,005
Gross Unrealized Depreciation	(105,531)
Net Unrealized Appreciation (Depreciation)	995,474
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $155,817,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $110,456,000 of investment securities and sold $152,519,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $290,664,000 and $85,782,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $12,745,000 and sales were $3,509,000, resulting in net realized loss of $317,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
40

Russell 3000 Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	290,773	1,400	652,179	3,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(85,791)	(425)	(283,675)	(1,575)
Net Increase (Decrease)—ETF Shares	204,982	975	368,504	2,125
Institutional Shares
Issued	101,262	259	296,740	834
Issued in Lieu of Cash Distributions	7,830	20	19,707	58
Redeemed	(144,406)	(360)	(873,331)	(2,357)
Net Increase (Decrease)—Institutional Shares	(35,314)	(81)	(556,884)	(1,465)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
41

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 3000 Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 3000 Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 3000 Index are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 3000 Index which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 3000 Index or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 3000 Index or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 3000 Index or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
42

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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18542 042024

Semiannual Report  |  February 29, 2024
Vanguard Treasury Index Funds
Vanguard Short-Term Treasury Index Fund
Vanguard Intermediate-Term Treasury Index Fund
Vanguard Long-Term Treasury Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.40	$0.20
Admiral™ Shares	1,000.00	1,023.90	0.35
Institutional Shares	1,000.00	1,024.40	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,018.70	$0.20
Admiral Shares	1,000.00	1,018.10	0.35
Institutional Shares	1,000.00	1,018.60	0.25
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$998.30	$0.20
Admiral Shares	1,000.00	998.20	0.35
Institutional Shares	1,000.00	998.30	0.25
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.66	$0.20
Admiral Shares	1,000.00	1,024.51	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.66	$0.20
Admiral Shares	1,000.00	1,024.51	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.66	$0.20
Admiral Shares	1,000.00	1,024.51	0.35
Institutional Shares	1,000.00	1,024.61	0.25
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Treasury Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Treasury Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; and for the Long-Term Treasury Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Short-Term Treasury Index Fund
Distribution by Stated Maturity
As of February 29, 2024
1 - 2 Years	56.6%
2 - 3 Years	43.4
The table reflects the fund's investments, except for temporary cash investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Short-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (99.2%)
United States Treasury Note/Bond	1.750%	3/15/25	280,621	271,282
United States Treasury Note/Bond	0.500%	3/31/25	227,294	216,604
United States Treasury Note/Bond	2.625%	3/31/25	84,818	82,698
United States Treasury Note/Bond	3.875%	3/31/25	244,199	241,261
United States Treasury Note/Bond	2.625%	4/15/25	340,704	331,920
United States Treasury Note/Bond	0.375%	4/30/25	294,238	279,112
United States Treasury Note/Bond	2.875%	4/30/25	167,395	163,446
United States Treasury Note/Bond	3.875%	4/30/25	290,965	287,419
United States Treasury Note/Bond	2.125%	5/15/25	342,178	330,950
United States Treasury Note/Bond	2.750%	5/15/25	310,752	302,838
United States Treasury Note/Bond	0.250%	5/31/25	271,197	255,942
United States Treasury Note/Bond	2.875%	5/31/25	120,807	117,825
United States Treasury Note/Bond	4.250%	5/31/25	230,077	228,172
United States Treasury Note/Bond	2.875%	6/15/25	317,450	309,415
United States Treasury Note/Bond	0.250%	6/30/25	309,617	291,330
United States Treasury Note/Bond	2.750%	6/30/25	97,986	95,337
United States Treasury Note/Bond	4.625%	6/30/25	292,167	291,208
United States Treasury Note/Bond	3.000%	7/15/25	298,904	291,572
United States Treasury Note/Bond	0.250%	7/31/25	313,046	293,530
United States Treasury Note/Bond	2.875%	7/31/25	146,515	142,577
United States Treasury Note/Bond	4.750%	7/31/25	271,639	271,299
United States Treasury Note/Bond	2.000%	8/15/25	369,481	354,875
United States Treasury Note/Bond	3.125%	8/15/25	294,733	287,733
United States Treasury Note/Bond	6.875%	8/15/25	10,715	11,018
United States Treasury Note/Bond	0.250%	8/31/25	309,518	289,254
United States Treasury Note/Bond	2.750%	8/31/25	142,077	137,815
United States Treasury Note/Bond	5.000%	8/31/25	282,826	283,577
United States Treasury Note/Bond	3.500%	9/15/25	285,793	280,300
United States Treasury Note/Bond	0.250%	9/30/25	356,639	332,232
United States Treasury Note/Bond	3.000%	9/30/25	150,613	146,542
United States Treasury Note/Bond	5.000%	9/30/25	326,424	327,444
United States Treasury Note/Bond	4.250%	10/15/25	274,120	271,893
United States Treasury Note/Bond	0.250%	10/31/25	377,761	350,786
United States Treasury Note/Bond	3.000%	10/31/25	157,873	153,433
United States Treasury Note/Bond	5.000%	10/31/25	294,425	295,575
United States Treasury Note/Bond	2.250%	11/15/25	402,121	385,848
United States Treasury Note/Bond	4.500%	11/15/25	279,600	278,508
United States Treasury Note/Bond	0.375%	11/30/25	348,613	323,393
United States Treasury Note/Bond	2.875%	11/30/25	160,190	155,259
United States Treasury Note/Bond	4.875%	11/30/25	306,897	307,664
United States Treasury Note/Bond	4.000%	12/15/25	297,960	294,329
United States Treasury Note/Bond	0.375%	12/31/25	302,307	279,634
United States Treasury Note/Bond	2.625%	12/31/25	150,283	144,882
United States Treasury Note/Bond	4.250%	12/31/25	289,894	287,629
United States Treasury Note/Bond	3.875%	1/15/26	278,596	274,635
4

Short-Term Treasury Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.375%	1/31/26	417,563	385,006
United States Treasury Note/Bond	2.625%	1/31/26	155,542	149,806
United States Treasury Note/Bond	4.250%	1/31/26	349,995	347,425
United States Treasury Note/Bond	1.625%	2/15/26	348,529	328,979
United States Treasury Note/Bond	4.000%	2/15/26	303,056	299,410
United States Treasury Note/Bond	6.000%	2/15/26	39,733	40,683
United States Treasury Note/Bond	0.500%	2/28/26	418,405	385,717
United States Treasury Note/Bond	2.500%	2/28/26	171,682	164,761
United States Treasury Note/Bond	4.625%	2/28/26	359,256	359,256
United States Treasury Note/Bond	4.625%	3/15/26	270,113	270,113
United States Treasury Note/Bond	0.750%	3/31/26	331,470	306,454
United States Treasury Note/Bond	2.250%	3/31/26	148,790	141,908
United States Treasury Note/Bond	3.750%	4/15/26	252,591	248,329
United States Treasury Note/Bond	0.750%	4/30/26	378,288	348,616
United States Treasury Note/Bond	2.375%	4/30/26	100,652	96,091
United States Treasury Note/Bond	1.625%	5/15/26	356,222	334,348
United States Treasury Note/Bond	3.625%	5/15/26	279,387	273,887
United States Treasury Note/Bond	0.750%	5/31/26	409,511	376,430
United States Treasury Note/Bond	2.125%	5/31/26	158,794	150,606
United States Treasury Note/Bond	4.125%	6/15/26	278,041	275,434
United States Treasury Note/Bond	0.875%	6/30/26	353,283	325,020
United States Treasury Note/Bond	1.875%	6/30/26	162,592	153,192
United States Treasury Note/Bond	4.500%	7/15/26	275,626	275,411
United States Treasury Note/Bond	0.625%	7/31/26	388,413	354,063
United States Treasury Note/Bond	1.875%	7/31/26	166,612	156,589
United States Treasury Note/Bond	1.500%	8/15/26	370,476	344,658
United States Treasury Note/Bond	4.375%	8/15/26	264,001	263,135
United States Treasury Note/Bond	6.750%	8/15/26	24,587	25,786
United States Treasury Note/Bond	0.750%	8/31/26	399,241	364,120
United States Treasury Note/Bond	1.375%	8/31/26	159,277	147,580
United States Treasury Note/Bond	4.625%	9/15/26	301,882	302,731
United States Treasury Note/Bond	0.875%	9/30/26	385,259	351,790
United States Treasury Note/Bond	1.625%	9/30/26	120,818	112,512
United States Treasury Note/Bond	4.625%	10/15/26	311,880	312,903
United States Treasury Note/Bond	1.125%	10/31/26	372,697	341,600
United States Treasury Note/Bond	1.625%	10/31/26	156,556	145,401
United States Treasury Note/Bond	2.000%	11/15/26	307,718	288,486
United States Treasury Note/Bond	4.625%	11/15/26	322,209	323,417
United States Treasury Note/Bond	6.500%	11/15/26	15,499	16,255
United States Treasury Note/Bond	1.250%	11/30/26	399,236	366,361
United States Treasury Note/Bond	1.625%	11/30/26	154,078	142,907
United States Treasury Note/Bond	4.375%	12/15/26	344,023	343,324
United States Treasury Note/Bond	1.250%	12/31/26	354,611	324,912
United States Treasury Note/Bond	1.750%	12/31/26	140,935	130,937
United States Treasury Note/Bond	4.000%	1/15/27	344,015	339,984
United States Treasury Note/Bond	1.500%	1/31/27	507,790	467,405
United States Treasury Note/Bond	2.250%	2/15/27	289,473	272,105
United States Treasury Note/Bond	4.125%	2/15/27	355,598	352,709
United States Treasury Note/Bond	1.125%	2/28/27	90,078	81,830
United States Treasury Note/Bond	1.875%	2/28/27	349,032	324,273
Total U.S. Government and Agency Obligations (Cost $24,583,328)				24,384,650
5

Short-Term Treasury Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $100,864)	5.400%	1,008,771	100,867
Total Investments (99.6%) (Cost $24,684,192)				24,485,517
Other Assets and Liabilities—Net (0.4%)				103,068
Net Assets (100%)				24,588,585
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,583,328)	24,384,650
Affiliated Issuers (Cost $100,864)	100,867
Total Investments in Securities	24,485,517
Investment in Vanguard	845
Receivables for Investment Securities Sold	2,068,548
Receivables for Accrued Income	137,311
Receivables for Capital Shares Issued	5,168
Total Assets	26,697,389
Liabilities
Due to Custodian	5
Payables for Investment Securities Purchased	2,090,522
Payables for Capital Shares Redeemed	15,677
Payables for Distributions	2,179
Payables to Vanguard	421
Total Liabilities	2,108,804
Net Assets	24,588,585
At February 29, 2024, net assets consisted of:

Paid-in Capital	25,530,390
Total Distributable Earnings (Loss)	(941,805)
Net Assets	24,588,585

ETF Shares—Net Assets
Applicable to 348,615,498 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,236,999
Net Asset Value Per Share—ETF Shares	$58.05

Admiral Shares—Net Assets
Applicable to 141,335,430 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,728,101
Net Asset Value Per Share—Admiral Shares	$19.30

Institutional Shares—Net Assets
Applicable to 66,949,685 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,623,485
Net Asset Value Per Share—Institutional Shares	$24.25
See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest[1]	517,802
Total Income	517,802
Expenses
The Vanguard Group—Note B
Investment Advisory Services	274
Management and Administrative—ETF Shares	3,266
Management and Administrative—Admiral Shares	846
Management and Administrative—Institutional Shares	330
Marketing and Distribution—ETF Shares	597
Marketing and Distribution—Admiral Shares	76
Marketing and Distribution—Institutional Shares	32
Custodian Fees	40
Shareholders’ Reports—ETF Shares	256
Shareholders’ Reports—Admiral Shares	15
Shareholders’ Reports—Institutional Shares	12
Trustees’ Fees and Expenses	10
Other Expenses	7
Total Expenses	5,761
Net Investment Income	512,041
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(178,159)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	304,123
Net Increase (Decrease) in Net Assets Resulting from Operations	638,005
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,343,000, $43,000, $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($12,436,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	512,041	667,991
Realized Net Gain (Loss)	(178,159)	(493,042)
Change in Unrealized Appreciation (Depreciation)	304,123	152,410
Net Increase (Decrease) in Net Assets Resulting from Operations	638,005	327,359
Distributions
ETF Shares	(428,201)	(497,478)
Admiral Shares	(53,932)	(79,631)
Institutional Shares	(30,979)	(38,287)
Total Distributions	(513,112)	(615,396)
Capital Share Transactions
ETF Shares	(2,357,239)	7,152,585
Admiral Shares	(209,110)	457,577
Institutional Shares	31,356	513,042
Net Increase (Decrease) from Capital Share Transactions	(2,534,993)	8,123,204
Total Increase (Decrease)	(2,410,100)	7,835,167
Net Assets
Beginning of Period	26,998,685	19,163,518
End of Period	24,588,585	26,998,685
See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$57.77	$58.51	$61.50	$62.13	$61.12	$59.89
Investment Operations
Net Investment Income[1]	1.121	1.625	.368	.288	.956	1.430
Net Realized and Unrealized Gain (Loss) on Investments	.276	(.919)	(2.860)	(.220)	1.115	1.165
Total from Investment Operations	1.397	.706	(2.492)	.068	2.071	2.595
Distributions
Dividends from Net Investment Income	(1.117)	(1.446)	(.310)	(.325)	(1.061)	(1.365)
Distributions from Realized Capital Gains	—	—	(.188)	(.373)	—	—
Total Distributions	(1.117)	(1.446)	(.498)	(.698)	(1.061)	(1.365)
Net Asset Value, End of Period	$58.05	$57.77	$58.51	$61.50	$62.13	$61.12
Total Return	2.44%	1.23%	-4.07%	0.11%	3.43%	4.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,237	$22,488	$15,565	$13,394	$9,140	$5,334
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.89%	2.81%	0.61%	0.47%	1.55%	2.37%
Portfolio Turnover Rate[3]	44%	81%	59%	66%	67%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.22	$19.50	$20.51	$20.71	$20.35	$19.95
Investment Operations
Net Investment Income[1]	.371	.529	.114	.095	.312	.472
Net Realized and Unrealized Gain (Loss) on Investments	.085	(.294)	(.949)	(.078)	.375	.384
Total from Investment Operations	.456	.235	(.835)	.017	.687	.856
Distributions
Dividends from Net Investment Income	(.376)	(.515)	(.112)	(.093)	(.327)	(.456)
Distributions from Realized Capital Gains	—	—	(.063)	(.124)	—	—
Total Distributions	(.376)	(.515)	(.175)	(.217)	(.327)	(.456)
Net Asset Value, End of Period	$19.30	$19.22	$19.50	$20.51	$20.71	$20.35
Total Return[2]	2.39%	1.22%	-4.09%	0.08%	3.41%	4.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,728	$2,925	$2,506	$2,430	$2,748	$1,596
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.86%	2.74%	0.57%	0.46%	1.52%	2.35%
Portfolio Turnover Rate[4]	44%	81%	59%	66%	67%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.14	$24.50	$25.77	$26.02	$25.57	$25.06
Investment Operations
Net Investment Income[1]	.469	.680	.145	.120	.421	.598
Net Realized and Unrealized Gain (Loss) on Investments	.116	(.389)	(1.191)	(.092)	.445	.490
Total from Investment Operations	.585	.291	(1.046)	.028	.866	1.088
Distributions
Dividends from Net Investment Income	(.475)	(.651)	(.145)	(.122)	(.416)	(.578)
Distributions from Realized Capital Gains	—	—	(.079)	(.156)	—	—
Total Distributions	(.475)	(.651)	(.224)	(.278)	(.416)	(.578)
Net Asset Value, End of Period	$24.25	$24.14	$24.50	$25.77	$26.02	$25.57
Total Return	2.44%	1.21%	-4.08%	0.11%	3.42%	4.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,623	$1,586	$1,092	$1,138	$1,104	$974
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.89%	2.80%	0.58%	0.47%	1.63%	2.37%
Portfolio Turnover Rate[3]	44%	81%	59%	66%	67%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Short-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
13

Short-Term Treasury Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $845,000, representing less than 0.01% of the fund’s net assets and 0.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
14

Short-Term Treasury Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	24,384,650	—	24,384,650
Temporary Cash Investments	100,867	—	—	100,867
Total	100,867	24,384,650	—	24,485,517
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,685,502
Gross Unrealized Appreciation	16,448
Gross Unrealized Depreciation	(216,433)
Net Unrealized Appreciation (Depreciation)	(199,985)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $630,886,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $11,587,294,000 of investment securities and sold $11,950,930,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,132,418,000 and $5,495,681,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
15

Short-Term Treasury Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,193,998	55,066	10,084,732	173,852
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,551,237)	(95,700)	(2,932,147)	(50,650)
Net Increase (Decrease)—ETF Shares	(2,357,239)	(40,634)	7,152,585	123,202
Admiral Shares
Issued	579,338	30,017	2,114,007	109,455
Issued in Lieu of Cash Distributions	41,695	2,161	60,002	3,110
Redeemed	(830,143)	(43,056)	(1,716,432)	(88,878)
Net Increase (Decrease)—Admiral Shares	(209,110)	(10,878)	457,577	23,687
Institutional Shares
Issued	238,017	9,802	1,023,295	42,143
Issued in Lieu of Cash Distributions	29,092	1,200	35,147	1,450
Redeemed	(235,753)	(9,737)	(545,400)	(22,488)
Net Increase (Decrease)—Institutional Shares	31,356	1,265	513,042	21,105
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
16

Intermediate-Term Treasury Index Fund
Distribution by Stated Maturity
As of February 29, 2024
2 - 4 Years	23.7%
4 - 6 Years	40.0
6 - 8 Years	22.0
8 - 10 Years	14.3
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
17

Intermediate-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (99.2%)
United States Treasury Note/Bond	0.625%	3/31/27	141,626	126,379
United States Treasury Note/Bond	2.500%	3/31/27	261,142	246,942
United States Treasury Note/Bond	0.500%	4/30/27	197,906	175,301
United States Treasury Note/Bond	2.750%	4/30/27	299,027	284,543
United States Treasury Note/Bond	2.375%	5/15/27	337,490	317,188
United States Treasury Note/Bond	0.500%	5/31/27	194,117	171,430
United States Treasury Note/Bond	2.625%	5/31/27	292,502	276,871
United States Treasury Note/Bond	0.500%	6/30/27	225,965	198,990
United States Treasury Note/Bond	3.250%	6/30/27	284,753	274,787
United States Treasury Note/Bond	0.375%	7/31/27	266,017	232,474
United States Treasury Note/Bond	2.750%	7/31/27	292,905	277,848
United States Treasury Note/Bond	2.250%	8/15/27	274,060	255,475
United States Treasury Note/Bond	6.375%	8/15/27	31,790	33,707
United States Treasury Note/Bond	0.500%	8/31/27	233,159	204,123
United States Treasury Note/Bond	3.125%	8/31/27	279,688	268,413
United States Treasury Note/Bond	0.375%	9/30/27	326,055	283,311
United States Treasury Note/Bond	4.125%	9/30/27	272,421	270,208
United States Treasury Note/Bond	0.500%	10/31/27	293,944	255,869
United States Treasury Note/Bond	4.125%	10/31/27	248,796	246,775
United States Treasury Note/Bond	2.250%	11/15/27	313,147	290,737
United States Treasury Note/Bond	6.125%	11/15/27	45,156	47,760
United States Treasury Note/Bond	0.625%	11/30/27	341,235	297,674
United States Treasury Note/Bond	3.875%	11/30/27	270,831	266,345
United States Treasury Note/Bond	0.625%	12/31/27	354,715	308,547
United States Treasury Note/Bond	3.875%	12/31/27	269,127	264,628
United States Treasury Note/Bond	0.750%	1/31/28	380,142	331,496
United States Treasury Note/Bond	3.500%	1/31/28	250,178	242,673
United States Treasury Note/Bond	2.750%	2/15/28	380,075	358,280
United States Treasury Note/Bond	1.125%	2/29/28	422,871	373,514
United States Treasury Note/Bond	4.000%	2/29/28	232,735	229,899
United States Treasury Note/Bond	1.250%	3/31/28	352,269	312,088
United States Treasury Note/Bond	3.625%	3/31/28	265,481	258,512
United States Treasury Note/Bond	1.250%	4/30/28	379,758	335,671
United States Treasury Note/Bond	3.500%	4/30/28	206,703	200,308
United States Treasury Note/Bond	2.875%	5/15/28	433,236	409,273
United States Treasury Note/Bond	1.250%	5/31/28	425,625	375,348
United States Treasury Note/Bond	3.625%	5/31/28	173,427	168,820
United States Treasury Note/Bond	1.250%	6/30/28	399,337	351,479
United States Treasury Note/Bond	4.000%	6/30/28	189,170	186,894
18

Intermediate-Term Treasury Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.000%	7/31/28	392,162	340,568
United States Treasury Note/Bond	4.125%	7/31/28	237,080	235,413
United States Treasury Note/Bond	2.875%	8/15/28	417,066	392,954
United States Treasury Note/Bond	5.500%	8/15/28	44,984	47,135
United States Treasury Note/Bond	1.125%	8/31/28	384,932	335,372
United States Treasury Note/Bond	4.375%	8/31/28	258,737	259,546
United States Treasury Note/Bond	1.250%	9/30/28	379,638	331,946
United States Treasury Note/Bond	4.625%	9/30/28	233,487	236,661
United States Treasury Note/Bond	1.375%	10/31/28	377,283	331,243
United States Treasury Note/Bond	4.875%	10/31/28	274,620	281,314
United States Treasury Note/Bond	3.125%	11/15/28	374,369	355,884
United States Treasury Note/Bond	5.250%	11/15/28	53,185	55,246
United States Treasury Note/Bond	1.500%	11/30/28	373,051	328,868
United States Treasury Note/Bond	4.375%	11/30/28	318,564	319,908
United States Treasury Note/Bond	1.375%	12/31/28	351,552	307,333
United States Treasury Note/Bond	3.750%	12/31/28	267,982	261,869
United States Treasury Note/Bond	1.750%	1/31/29	326,451	290,133
United States Treasury Note/Bond	4.000%	1/31/29	310,517	306,927
United States Treasury Note/Bond	2.625%	2/15/29	370,261	343,012
United States Treasury Note/Bond	5.250%	2/15/29	31,475	32,719
United States Treasury Note/Bond	1.875%	2/28/29	307,612	274,688
United States Treasury Note/Bond	4.250%	2/28/29	301,834	301,881
United States Treasury Note/Bond	2.375%	3/31/29	288,714	263,812
United States Treasury Note/Bond	2.875%	4/30/29	295,119	276,121
United States Treasury Note/Bond	2.375%	5/15/29	303,110	276,493
United States Treasury Note/Bond	2.750%	5/31/29	279,794	259,859
United States Treasury Note/Bond	3.250%	6/30/29	267,901	254,841
United States Treasury Note/Bond	2.625%	7/31/29	255,109	235,019
United States Treasury Note/Bond	1.625%	8/15/29	246,833	215,940
United States Treasury Note/Bond	6.125%	8/15/29	32,110	34,864
United States Treasury Note/Bond	3.125%	8/31/29	246,474	232,610
United States Treasury Note/Bond	3.875%	9/30/29	247,659	242,745
United States Treasury Note/Bond	4.000%	10/31/29	231,304	228,015
United States Treasury Note/Bond	1.750%	11/15/29	186,643	163,663
United States Treasury Note/Bond	3.875%	11/30/29	229,129	224,475
United States Treasury Note/Bond	3.875%	12/31/29	238,596	233,675
United States Treasury Note/Bond	3.500%	1/31/30	236,467	226,898
United States Treasury Note/Bond	1.500%	2/15/30	364,888	312,207
United States Treasury Note/Bond	4.000%	2/28/30	242,324	238,727
United States Treasury Note/Bond	3.625%	3/31/30	216,152	208,620
United States Treasury Note/Bond	3.500%	4/30/30	228,318	218,757
United States Treasury Note/Bond	0.625%	5/15/30	521,514	418,678
United States Treasury Note/Bond	6.250%	5/15/30	43,858	48,422
United States Treasury Note/Bond	3.750%	5/31/30	249,852	242,591
United States Treasury Note/Bond	3.750%	6/30/30	213,262	207,031
United States Treasury Note/Bond	4.000%	7/31/30	213,883	210,575
United States Treasury Note/Bond	0.625%	8/15/30	649,346	516,940
United States Treasury Note/Bond	4.125%	8/31/30	230,319	228,268
United States Treasury Note/Bond	4.625%	9/30/30	196,488	200,356
United States Treasury Note/Bond	4.875%	10/31/30	221,340	228,879
United States Treasury Note/Bond	0.875%	11/15/30	616,517	496,296
United States Treasury Note/Bond	4.375%	11/30/30	268,044	269,510
United States Treasury Note/Bond	3.750%	12/31/30	227,207	220,213
United States Treasury Note/Bond	4.000%	1/31/31	218,282	214,803
United States Treasury Note/Bond	1.125%	2/15/31	581,855	474,394
19

Intermediate-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	5.375%	2/15/31	21,121	22,573
	United States Treasury Note/Bond	4.250%	2/28/31	211,128	210,897
	United States Treasury Note/Bond	1.625%	5/15/31	615,493	515,860
	United States Treasury Note/Bond	1.250%	8/15/31	715,401	579,251
	United States Treasury Note/Bond	1.375%	11/15/31	710,071	576,489
	United States Treasury Note/Bond	1.875%	2/15/32	679,435	570,619
	United States Treasury Note/Bond	2.875%	5/15/32	655,866	592,944
	United States Treasury Note/Bond	2.750%	8/15/32	634,010	566,052
	United States Treasury Note/Bond	4.125%	11/15/32	629,061	622,377
	United States Treasury Note/Bond	3.500%	2/15/33	624,899	589,553
	United States Treasury Note/Bond	3.375%	5/15/33	614,829	573,712
	United States Treasury Note/Bond	3.875%	8/15/33	669,018	649,052
	United States Treasury Note/Bond	4.500%	11/15/33	618,609	630,402
	United States Treasury Note/Bond	4.000%	2/15/34	244,777	239,958
Total U.S. Government and Agency Obligations (Cost $32,402,162)					31,245,236
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund (Cost $158,184)	5.400%		1,582,046	158,188
Total Investments (99.7%) (Cost $32,560,346)					31,403,424
Other Assets and Liabilities—Net (0.3%)					108,705
Net Assets (100%)					31,512,129
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Intermediate-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $32,402,162)	31,245,236
Affiliated Issuers (Cost $158,184)	158,188
Total Investments in Securities	31,403,424
Investment in Vanguard	897
Cash	61
Receivables for Investment Securities Sold	1,239,880
Receivables for Accrued Income	167,557
Receivables for Capital Shares Issued	24,902
Total Assets	32,836,721
Liabilities
Payables for Investment Securities Purchased	1,315,441
Payables for Capital Shares Redeemed	6,899
Payables for Distributions	1,745
Payables to Vanguard	507
Total Liabilities	1,324,592
Net Assets	31,512,129
At February 29, 2024, net assets consisted of:

Paid-in Capital	33,451,272
Total Distributable Earnings (Loss)	(1,939,143)
Net Assets	31,512,129

ETF Shares—Net Assets
Applicable to 432,831,284 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,258,044
Net Asset Value Per Share—ETF Shares	$58.36

Admiral Shares—Net Assets
Applicable to 193,979,082 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,814,493
Net Asset Value Per Share—Admiral Shares	$19.66

Institutional Shares—Net Assets
Applicable to 99,969,753 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,439,592
Net Asset Value Per Share—Institutional Shares	$24.40
See accompanying Notes, which are an integral part of the Financial Statements.
21

Intermediate-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest[1]	441,533
Total Income	441,533
Expenses
The Vanguard Group—Note B
Investment Advisory Services	275
Management and Administrative—ETF Shares	2,957
Management and Administrative—Admiral Shares	1,055
Management and Administrative—Institutional Shares	480
Marketing and Distribution—ETF Shares	558
Marketing and Distribution—Admiral Shares	96
Marketing and Distribution—Institutional Shares	46
Custodian Fees	64
Shareholders’ Reports—ETF Shares	277
Shareholders’ Reports—Admiral Shares	15
Shareholders’ Reports—Institutional Shares	15
Trustees’ Fees and Expenses	10
Other Expenses	7
Total Expenses	5,855
Net Investment Income	435,678
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(241,576)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	394,068
Net Increase (Decrease) in Net Assets Resulting from Operations	588,170
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,449,000, ($2,000), $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $36,012,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Intermediate-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	435,678	461,369
Realized Net Gain (Loss)	(241,576)	(333,139)
Change in Unrealized Appreciation (Depreciation)	394,068	(331,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	588,170	(202,784)
Distributions
ETF Shares	(317,871)	(317,690)
Admiral Shares	(56,175)	(72,063)
Institutional Shares	(37,116)	(49,079)
Total Distributions	(411,162)	(438,832)
Capital Share Transactions
ETF Shares	8,106,622	5,733,607
Admiral Shares	635,147	389,104
Institutional Shares	230,910	569,217
Net Increase (Decrease) from Capital Share Transactions	8,972,679	6,691,928
Total Increase (Decrease)	9,149,687	6,050,312
Net Assets
Beginning of Period	22,362,442	16,312,130
End of Period	31,512,129	22,362,442
See accompanying Notes, which are an integral part of the Financial Statements.
23

Intermediate-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$58.20	$60.34	$68.27	$70.46	$67.26	$62.67
Investment Operations
Net Investment Income[1]	.965	1.473	.858	.809	1.239	1.515
Net Realized and Unrealized Gain (Loss) on Investments	.111	(2.221)	(7.617)	(1.692)	3.248	4.552
Total from Investment Operations	1.076	(.748)	(6.759)	(.883)	4.487	6.067
Distributions
Dividends from Net Investment Income	(.916)	(1.392)	(.805)	(.820)	(1.287)	(1.477)
Distributions from Realized Capital Gains	—	—	(.366)	(.487)	—	—
Total Distributions	(.916)	(1.392)	(1.171)	(1.307)	(1.287)	(1.477)
Net Asset Value, End of Period	$58.36	$58.20	$60.34	$68.27	$70.46	$67.26
Total Return	1.87%	-1.25%	-10.01%	-1.26%	6.76%	9.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,258	$16,995	$11,726	$8,147	$6,547	$4,353
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.35%	2.50%	1.34%	1.18%	1.80%	2.36%
Portfolio Turnover Rate[3]	27%	36%	36%	33%	28%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Intermediate-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.62	$20.35	$23.04	$23.78	$22.68	$21.13
Investment Operations
Net Investment Income[1]	.323	.490	.283	.267	.416	.507
Net Realized and Unrealized Gain (Loss) on Investments	.028	(.741)	(2.575)	(.577)	1.101	1.540
Total from Investment Operations	.351	(.251)	(2.292)	(.310)	1.517	2.047
Distributions
Dividends from Net Investment Income	(.311)	(.479)	(.274)	(.265)	(.417)	(.497)
Distributions from Realized Capital Gains	—	—	(.124)	(.165)	—	—
Total Distributions	(.311)	(.479)	(.398)	(.430)	(.417)	(.497)
Net Asset Value, End of Period	$19.66	$19.62	$20.35	$23.04	$23.78	$22.68
Total Return[2]	1.81%	-1.24%	-10.05%	-1.31%	6.76%	9.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,814	$3,165	$2,886	$2,646	$2,740	$1,887
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.31%	2.46%	1.31%	1.15%	1.79%	2.34%
Portfolio Turnover Rate[4]	27%	36%	36%	33%	28%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Intermediate-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.34	$25.26	$28.60	$29.51	$28.15	$26.23
Investment Operations
Net Investment Income[1]	.402	.615	.355	.337	.527	.634
Net Realized and Unrealized Gain (Loss) on Investments	.047	(.935)	(3.195)	(.709)	1.355	1.908
Total from Investment Operations	.449	(.320)	(2.840)	(.372)	1.882	2.542
Distributions
Dividends from Net Investment Income	(.389)	(.600)	(.346)	(.334)	(.522)	(.622)
Distributions from Realized Capital Gains	—	—	(.154)	(.204)	—	—
Total Distributions	(.389)	(.600)	(.500)	(.538)	(.522)	(.622)
Net Asset Value, End of Period	$24.40	$24.34	$25.26	$28.60	$29.51	$28.15
Total Return	1.86%	-1.27%	-10.03%	-1.26%	6.76%	9.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,440	$2,203	$1,700	$1,725	$1,558	$1,183
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.33%	2.49%	1.32%	1.17%	1.83%	2.36%
Portfolio Turnover Rate[3]	27%	36%	36%	33%	28%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Intermediate-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
27

Intermediate-Term Treasury Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $897,000, representing less than 0.01% of the fund’s net assets and 0.36% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
28

Intermediate-Term Treasury Index Fund
The following table summarizes the market value of the fund's investments as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	31,245,236	—	31,245,236
Temporary Cash Investments	158,188	—	—	158,188
Total	158,188	31,245,236	—	31,403,424
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,581,263
Gross Unrealized Appreciation	101,795
Gross Unrealized Depreciation	(1,279,634)
Net Unrealized Appreciation (Depreciation)	(1,177,839)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $590,339,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $8,006,212,000 of investment securities and sold $7,250,853,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $9,340,711,000 and $1,310,982,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	9,429,342	163,623	9,621,840	163,663
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,322,720)	(22,800)	(3,888,233)	(66,000)
Net Increase (Decrease)—ETF Shares	8,106,622	140,823	5,733,607	97,663
29

Intermediate-Term Treasury Index Fund
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,235,008	63,183	1,307,777	65,770
Issued in Lieu of Cash Distributions	48,653	2,481	64,124	3,227
Redeemed	(648,514)	(33,003)	(982,797)	(49,462)
Net Increase (Decrease)—Admiral Shares	635,147	32,661	389,104	19,535
Institutional Shares
Issued	453,504	18,646	846,843	34,426
Issued in Lieu of Cash Distributions	35,051	1,441	45,259	1,835
Redeemed	(257,645)	(10,589)	(322,885)	(13,101)
Net Increase (Decrease)—Institutional Shares	230,910	9,498	569,217	23,160
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
30

Long-Term Treasury Index Fund
Distribution by Stated Maturity
As of February 29, 2024
10 - 15 Years	1.5%
15 - 20 Years	40.0
20 - 25 Years	20.3
Over 25 Years	38.2
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
31

Long-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
United States Treasury Note/Bond	4.500%	2/15/36	50,342	52,065
United States Treasury Note/Bond	4.750%	2/15/37	30,366	32,046
United States Treasury Note/Bond	5.000%	5/15/37	35,998	38,827
United States Treasury Note/Bond	4.375%	2/15/38	38,854	39,285
United States Treasury Note/Bond	4.500%	5/15/38	46,086	47,101
United States Treasury Note/Bond	3.500%	2/15/39	44,155	40,140
United States Treasury Note/Bond	4.250%	5/15/39	76,393	75,534
United States Treasury Note/Bond	4.500%	8/15/39	83,304	84,605
United States Treasury Note/Bond	4.375%	11/15/39	94,356	94,297
United States Treasury Note/Bond	4.625%	2/15/40	99,609	102,255
United States Treasury Note/Bond	1.125%	5/15/40	305,129	188,226
United States Treasury Note/Bond	4.375%	5/15/40	97,889	97,461
United States Treasury Note/Bond	1.125%	8/15/40	373,703	228,251
United States Treasury Note/Bond	3.875%	8/15/40	103,910	97,124
United States Treasury Note/Bond	1.375%	11/15/40	416,915	264,546
United States Treasury Note/Bond	4.250%	11/15/40	96,203	93,993
United States Treasury Note/Bond	1.875%	2/15/41	500,509	344,804
United States Treasury Note/Bond	4.750%	2/15/41	100,145	103,806
United States Treasury Note/Bond	2.250%	5/15/41	432,590	315,791
United States Treasury Note/Bond	4.375%	5/15/41	95,697	94,621
United States Treasury Note/Bond	1.750%	8/15/41	563,834	375,390
United States Treasury Note/Bond	3.750%	8/15/41	104,372	95,174
United States Treasury Note/Bond	2.000%	11/15/41	472,019	326,652
United States Treasury Note/Bond	3.125%	11/15/41	102,191	85,042
United States Treasury Note/Bond	2.375%	2/15/42	382,547	281,172
United States Treasury Note/Bond	3.125%	2/15/42	106,690	88,436
United States Treasury Note/Bond	3.000%	5/15/42	102,537	83,071
United States Treasury Note/Bond	3.250%	5/15/42	341,376	287,076
United States Treasury Note/Bond	2.750%	8/15/42	115,622	89,932
United States Treasury Note/Bond	3.375%	8/15/42	293,569	251,002
United States Treasury Note/Bond	2.750%	11/15/42	167,171	129,531
United States Treasury Note/Bond	4.000%	11/15/42	289,618	270,386
United States Treasury Note/Bond	3.125%	2/15/43	144,119	118,268
United States Treasury Note/Bond	3.875%	2/15/43	295,484	270,645
United States Treasury Note/Bond	2.875%	5/15/43	225,018	177,026
United States Treasury Note/Bond	3.875%	5/15/43	290,340	265,480
United States Treasury Note/Bond	3.625%	8/15/43	159,868	140,909
United States Treasury Note/Bond	4.375%	8/15/43	305,486	299,185
United States Treasury Note/Bond	3.750%	11/15/43	158,781	142,357
32

Long-Term Treasury Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.750%	11/15/43	303,987	312,869
United States Treasury Note/Bond	3.625%	2/15/44	168,448	148,050
United States Treasury Note/Bond	4.500%	2/15/44	105,023	105,023
United States Treasury Note/Bond	3.375%	5/15/44	153,058	129,382
United States Treasury Note/Bond	3.125%	8/15/44	198,977	161,420
United States Treasury Note/Bond	3.000%	11/15/44	171,734	136,206
United States Treasury Note/Bond	2.500%	2/15/45	230,412	166,977
United States Treasury Note/Bond	3.000%	5/15/45	107,049	84,652
United States Treasury Note/Bond	2.875%	8/15/45	152,241	117,535
United States Treasury Note/Bond	3.000%	11/15/45	93,082	73,331
United States Treasury Note/Bond	2.500%	2/15/46	186,514	133,824
United States Treasury Note/Bond	2.500%	5/15/46	189,883	135,885
United States Treasury Note/Bond	2.250%	8/15/46	236,420	160,544
United States Treasury Note/Bond	2.875%	11/15/46	106,344	81,353
United States Treasury Note/Bond	3.000%	2/15/47	210,376	164,389
United States Treasury Note/Bond	3.000%	5/15/47	167,681	130,818
United States Treasury Note/Bond	2.750%	8/15/47	241,090	179,235
United States Treasury Note/Bond	2.750%	11/15/47	247,028	183,264
United States Treasury Note/Bond	3.000%	2/15/48	281,996	219,119
United States Treasury Note/Bond	3.125%	5/15/48	301,231	239,337
United States Treasury Note/Bond	3.000%	8/15/48	329,148	255,347
United States Treasury Note/Bond	3.375%	11/15/48	336,712	279,629
United States Treasury Note/Bond	3.000%	2/15/49	354,366	274,578
United States Treasury Note/Bond	2.875%	5/15/49	344,083	260,105
United States Treasury Note/Bond	2.250%	8/15/49	320,164	212,109
United States Treasury Note/Bond	2.375%	11/15/49	299,968	204,072
United States Treasury Note/Bond	2.000%	2/15/50	378,188	235,422
United States Treasury Note/Bond	1.250%	5/15/50	432,265	219,510
United States Treasury Note/Bond	1.375%	8/15/50	489,934	257,139
United States Treasury Note/Bond	1.625%	11/15/50	482,137	270,750
United States Treasury Note/Bond	1.875%	2/15/51	546,500	327,217
United States Treasury Note/Bond	2.375%	5/15/51	556,872	375,888
United States Treasury Note/Bond	2.000%	8/15/51	544,907	335,714
United States Treasury Note/Bond	1.875%	11/15/51	512,795	305,674
United States Treasury Note/Bond	2.250%	2/15/52	463,349	303,204
United States Treasury Note/Bond	2.875%	5/15/52	441,120	332,356
United States Treasury Note/Bond	3.000%	8/15/52	420,137	324,950
United States Treasury Note/Bond	4.000%	11/15/52	423,579	396,708
United States Treasury Note/Bond	3.625%	2/15/53	419,065	366,485
United States Treasury Note/Bond	3.625%	5/15/53	419,029	366,781
United States Treasury Note/Bond	4.125%	8/15/53	459,939	440,607
United States Treasury Note/Bond	4.750%	11/15/53	483,489	514,689
United States Treasury Note/Bond	4.250%	2/15/54	183,862	180,472
Total U.S. Government and Agency Obligations (Cost $18,671,691)				16,314,131
33

Long-Term Treasury Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund (Cost $164,512)	5.400%	1,645,308	164,514
Total Investments (100.1%) (Cost $18,836,203)				16,478,645
Other Assets and Liabilities—Net (-0.1%)				(13,903)
Net Assets (100%)				16,464,742
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Long-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,671,691)	16,314,131
Affiliated Issuers (Cost $164,512)	164,514
Total Investments in Securities	16,478,645
Investment in Vanguard	487
Receivables for Investment Securities Sold	147,961
Receivables for Accrued Income	101,075
Receivables for Capital Shares Issued	2,159
Total Assets	16,730,327
Liabilities
Payables for Investment Securities Purchased	263,418
Payables for Capital Shares Redeemed	1,086
Payables for Distributions	813
Payables to Vanguard	268
Total Liabilities	265,585
Net Assets	16,464,742
At February 29, 2024, net assets consisted of:

Paid-in Capital	20,002,857
Total Distributable Earnings (Loss)	(3,538,115)
Net Assets	16,464,742

ETF Shares—Net Assets
Applicable to 201,411,952 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,835,160
Net Asset Value Per Share—ETF Shares	$58.76

Admiral Shares—Net Assets
Applicable to 62,916,969 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,240,091
Net Asset Value Per Share—Admiral Shares	$19.71

Institutional Shares—Net Assets
Applicable to 135,493,705 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,389,491
Net Asset Value Per Share—Institutional Shares	$25.02
See accompanying Notes, which are an integral part of the Financial Statements.
35

Long-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest[1]	259,080
Total Income	259,080
Expenses
The Vanguard Group—Note B
Investment Advisory Services	139
Management and Administrative—ETF Shares	1,146
Management and Administrative—Admiral Shares	335
Management and Administrative—Institutional Shares	655
Marketing and Distribution—ETF Shares	248
Marketing and Distribution—Admiral Shares	31
Marketing and Distribution—Institutional Shares	61
Custodian Fees	35
Shareholders’ Reports—ETF Shares	263
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	5
Other Expenses	7
Total Expenses	2,932
Net Investment Income	256,148
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(412,959)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	304,612
Net Increase (Decrease) in Net Assets Resulting from Operations	147,801
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,174,000, ($12,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $82,640,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Long-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	256,148	279,046
Realized Net Gain (Loss)	(412,959)	(525,315)
Change in Unrealized Appreciation (Depreciation)	304,612	(756,078)
Net Increase (Decrease) in Net Assets Resulting from Operations	147,801	(1,002,347)
Distributions
ETF Shares	(163,931)	(144,706)
Admiral Shares	(21,073)	(34,189)
Institutional Shares	(58,281)	(86,373)
Total Distributions	(243,285)	(265,268)
Capital Share Transactions
ETF Shares	4,532,081	4,221,359
Admiral Shares	167,782	(94,992)
Institutional Shares	422,579	810,730
Net Increase (Decrease) from Capital Share Transactions	5,122,442	4,937,097
Total Increase (Decrease)	5,026,958	3,669,482
Net Assets
Beginning of Period	11,437,784	7,768,302
End of Period	16,464,742	11,437,784
See accompanying Notes, which are an integral part of the Financial Statements.
37

Long-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$59.98	$68.45	$90.37	$98.93	$90.17	$74.33
Investment Operations
Net Investment Income[1]	1.129	2.008	1.718	1.645	1.915	2.115
Net Realized and Unrealized Gain (Loss) on Investments	(1.256)	(8.567)	(21.974)	(8.289)	8.772	15.798
Total from Investment Operations	(.127)	(6.559)	(20.256)	(6.644)	10.687	17.913
Distributions
Dividends from Net Investment Income	(1.093)	(1.911)	(1.664)	(1.625)	(1.927)	(2.073)
Distributions from Realized Capital Gains	—	—	—	(.291)	—	—
Total Distributions	(1.093)	(1.911)	(1.664)	(1.916)	(1.927)	(2.073)
Net Asset Value, End of Period	$58.76	$59.98	$68.45	$90.37	$98.93	$90.17
Total Return	-0.17%	-9.70%	-22.69%	-6.73%	12.02%	24.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,835	$7,322	$3,813	$2,366	$2,138	$1,282
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.92%	3.19%	2.19%	1.81%	2.03%	2.75%
Portfolio Turnover Rate[3]	10%	20%	19%	22%	29%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Long-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.12	$22.98	$30.35	$33.24	$30.28	$24.95
Investment Operations
Net Investment Income[1]	.376	.659	.565	.545	.637	.706
Net Realized and Unrealized Gain (Loss) on Investments	(.423)	(2.873)	(7.380)	(2.799)	2.955	5.316
Total from Investment Operations	(.047)	(2.214)	(6.815)	(2.254)	3.592	6.022
Distributions
Dividends from Net Investment Income	(.363)	(.646)	(.555)	(.538)	(.632)	(.692)
Distributions from Realized Capital Gains	—	—	—	(.098)	—	—
Total Distributions	(.363)	(.646)	(.555)	(.636)	(.632)	(.692)
Net Asset Value, End of Period	$19.71	$20.12	$22.98	$30.35	$33.24	$30.28
Total Return[2]	-0.18%	-9.73%	-22.69%	-6.78%	12.00%	24.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,240	$1,089	$1,369	$1,947	$1,800	$1,053
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.90%	3.10%	2.09%	1.79%	2.01%	2.73%
Portfolio Turnover Rate[4]	10%	20%	19%	22%	29%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Long-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.54	$29.16	$38.52	$42.19	$38.43	$31.66
Investment Operations
Net Investment Income[1]	.479	.847	.727	.699	.822	.902
Net Realized and Unrealized Gain (Loss) on Investments	(.536)	(3.641)	(9.376)	(3.554)	3.748	6.753
Total from Investment Operations	(.057)	(2.794)	(8.649)	(2.855)	4.570	7.655
Distributions
Dividends from Net Investment Income	(.463)	(.826)	(.711)	(.691)	(.810)	(.885)
Distributions from Realized Capital Gains	—	—	—	(.124)	—	—
Total Distributions	(.463)	(.826)	(.711)	(.815)	(.810)	(.885)
Net Asset Value, End of Period	$25.02	$25.54	$29.16	$38.52	$42.19	$38.43
Total Return	-0.17%	-9.68%	-22.69%	-6.77%	12.03%	24.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,389	$3,026	$2,586	$2,038	$1,234	$1,054
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.92%	3.14%	2.15%	1.82%	2.06%	2.75%
Portfolio Turnover Rate[3]	10%	20%	19%	22%	29%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Long-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
41

Long-Term Treasury Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $487,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
42

Long-Term Treasury Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,314,131	—	16,314,131
Temporary Cash Investments	164,514	—	—	164,514
Total	164,514	16,314,131	—	16,478,645
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,993,843
Gross Unrealized Appreciation	104,197
Gross Unrealized Depreciation	(2,619,395)
Net Unrealized Appreciation (Depreciation)	(2,515,198)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $705,491,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $1,953,976,000 of investment securities and sold $1,360,494,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,391,418,000 and $918,596,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
43

Long-Term Treasury Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,462,260	95,265	5,332,779	84,159
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(930,179)	(15,925)	(1,111,420)	(17,800)
Net Increase (Decrease)—ETF Shares	4,532,081	79,340	4,221,359	66,359
Admiral Shares
Issued	376,288	19,565	586,170	27,686
Issued in Lieu of Cash Distributions	17,041	882	26,126	1,235
Redeemed	(225,547)	(11,669)	(707,288)	(34,371)
Net Increase (Decrease)—Admiral Shares	167,782	8,778	(94,992)	(5,450)
Institutional Shares
Issued	584,484	23,653	1,131,496	41,642
Issued in Lieu of Cash Distributions	57,599	2,350	85,634	3,189
Redeemed	(219,504)	(9,017)	(406,400)	(14,995)
Net Increase (Decrease)—Institutional Shares	422,579	16,986	810,730	29,836
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
44

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q16422 042024

Semiannual Report  |  February 29, 2024
Vanguard Corporate Bond Index Funds
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund's Expenses	1
Short-Term Corporate Bond Index Fund	3
Intermediate-Term Corporate Bond Index Fund	35
Long-Term Corporate Bond Index Fund	64

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,034.40	$0.20
Admiral™ Shares	1,000.00	1,034.60	0.35
Institutional Shares	1,000.00	1,034.40	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,039.50	$0.20
Admiral Shares	1,000.00	1,039.30	0.35
Institutional Shares	1,000.00	1,039.40	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,041.00	$0.20
Admiral Shares	1,000.00	1,040.60	0.36
Institutional Shares	1,000.00	1,041.10	0.25
Based on Hypothetical 5% Yearly Return
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.66	$0.20
Admiral Shares	1,000.00	1,024.51	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.66	$0.20
Admiral Shares	1,000.00	1,024.51	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.66	$0.20
Admiral Shares	1,000.00	1,024.51	0.35
Institutional Shares	1,000.00	1,024.61	0.25
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Corporate Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; and for the Long-Term Corporate Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Short-Term Corporate Bond Index Fund
Fund Allocation
As of February 29, 2024
Corporate Bonds – Communications	5.5%
Corporate Bonds – Consumer Discretionary	7.3
Corporate Bonds – Consumer Staples	5.7
Corporate Bonds – Energy	5.4
Corporate Bonds – Financials	40.9
Corporate Bonds – Health Care	8.2
Corporate Bonds – Industrials	6.5
Corporate Bonds – Materials	2.0
Corporate Bonds – Real Estate	3.8
Corporate Bonds – Technology	7.6
Corporate Bonds – Utilities	6.0
U.S. Government and Agency Obligations	1.1
The table reflects the fund's investments, except for temporary cash investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Short-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (1.1%)
U.S. Government Securities (1.1%)
	United States Treasury Note/Bond	4.625%	2/28/26	222,763	222,764
	United States Treasury Note/Bond	4.000%	1/31/29	30,730	30,374
	United States Treasury Note/Bond	4.250%	2/28/29	209,940	209,973
Total U.S. Government and Agency Obligations (Cost $462,853)					463,111
Corporate Bonds (97.7%)
Communications (5.4%)
	Alphabet Inc.	0.450%	8/15/25	11,127	10,462
	Alphabet Inc.	1.998%	8/15/26	31,350	29,442
	Alphabet Inc.	0.800%	8/15/27	11,789	10,415
	AT&T Inc.	3.875%	1/15/26	18,055	17,613
	AT&T Inc.	5.539%	2/20/26	19,924	19,898
	AT&T Inc.	1.700%	3/25/26	68,258	63,464
	AT&T Inc.	2.950%	7/15/26	1,413	1,343
	AT&T Inc.	3.800%	2/15/27	6,711	6,466
	AT&T Inc.	4.250%	3/1/27	25,414	24,772
	AT&T Inc.	2.300%	6/1/27	43,046	39,411
	AT&T Inc.	1.650%	2/1/28	33,079	29,110
[1]	AT&T Inc.	4.100%	2/15/28	30,248	29,163
	Baidu Inc.	3.075%	4/7/25	14,396	14,006
	Baidu Inc.	4.125%	6/30/25	2,840	2,786
	Baidu Inc.	1.720%	4/9/26	9,439	8,764
	Baidu Inc.	1.625%	2/23/27	3,420	3,089
	Baidu Inc.	3.625%	7/6/27	9,876	9,404
	Baidu Inc.	4.375%	3/29/28	8,391	8,187
	Booking Holdings Inc.	3.650%	3/15/25	8,794	8,648
	Booking Holdings Inc.	3.600%	6/1/26	16,330	15,826
	Booking Holdings Inc.	3.550%	3/15/28	9,935	9,454
	Charter Communications Operating LLC	4.908%	7/23/25	81,363	80,228
	Charter Communications Operating LLC	6.150%	11/10/26	14,655	14,800
	Charter Communications Operating LLC	3.750%	2/15/28	30,680	28,333
	Charter Communications Operating LLC	2.250%	1/15/29	20,620	17,394
	Comcast Corp.	3.375%	8/15/25	14,372	14,030
	Comcast Corp.	3.950%	10/15/25	61,699	60,630
	Comcast Corp.	3.150%	3/1/26	32,049	30,932
	Comcast Corp.	2.350%	1/15/27	32,461	30,262
	Comcast Corp.	3.300%	2/1/27	37,085	35,553
	Comcast Corp.	3.300%	4/1/27	13,399	12,782
	Comcast Corp.	5.350%	11/15/27	19,900	20,210
	Comcast Corp.	3.150%	2/15/28	19,807	18,575
	Comcast Corp.	3.550%	5/1/28	19,655	18,652
	Comcast Corp.	4.150%	10/15/28	66,478	64,532
	Comcast Corp.	4.550%	1/15/29	8,478	8,341
	Discovery Communications LLC	3.450%	3/15/25	9,077	8,864
	Discovery Communications LLC	3.950%	6/15/25	5,899	5,759
	Discovery Communications LLC	4.900%	3/11/26	10,364	10,204
	Discovery Communications LLC	3.950%	3/20/28	45,105	42,169
	Electronic Arts Inc.	4.800%	3/1/26	10,049	9,995
	Expedia Group Inc.	5.000%	2/15/26	20,956	20,815
	Expedia Group Inc.	4.625%	8/1/27	21,745	21,279
	FactSet Research Systems Inc.	2.900%	3/1/27	9,307	8,692
	Fox Corp.	3.050%	4/7/25	10,775	10,487
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fox Corp.	4.709%	1/25/29	32,028	31,260
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	6,276	6,146
[2]	KT Corp.	4.000%	8/8/25	6,037	5,919
	Meta Platforms Inc.	3.500%	8/15/27	49,756	47,705
	Meta Platforms Inc.	4.600%	5/15/28	25,098	24,999
	Netflix Inc.	4.375%	11/15/26	14,453	14,219
	Netflix Inc.	4.875%	4/15/28	24,198	24,158
	Netflix Inc.	5.875%	11/15/28	31,302	32,430
	Omnicom Group Inc.	3.600%	4/15/26	21,759	21,078
	Paramount Global	2.900%	1/15/27	17,205	15,501
	Paramount Global	3.375%	2/15/28	5,321	4,658
	Paramount Global	3.700%	6/1/28	11,697	10,199
	Rogers Communications Inc.	2.950%	3/15/25	14,905	14,509
	Rogers Communications Inc.	3.625%	12/15/25	14,006	13,573
	Rogers Communications Inc.	2.900%	11/15/26	3,787	3,564
	Rogers Communications Inc.	3.200%	3/15/27	15,828	14,903
	Rogers Communications Inc.	5.000%	2/15/29	7,553	7,483
	Sprint Capital Corp.	6.875%	11/15/28	41,073	43,777
	Sprint LLC	7.625%	3/1/26	21,051	21,754
	Take-Two Interactive Software Inc.	3.550%	4/14/25	5,977	5,855
	Take-Two Interactive Software Inc.	5.000%	3/28/26	13,935	13,859
	Take-Two Interactive Software Inc.	3.700%	4/14/27	8,193	7,833
	Take-Two Interactive Software Inc.	4.950%	3/28/28	14,475	14,354
	TCI Communications Inc.	7.875%	2/15/26	3,233	3,397
	Telefonica Emisiones SA	4.103%	3/8/27	26,819	25,973
	TELUS Corp.	2.800%	2/16/27	9,937	9,309
	Tencent Music Entertainment Group	1.375%	9/3/25	2,471	2,324
	Thomson Reuters Corp.	3.350%	5/15/26	8,290	7,951
	T-Mobile USA Inc.	3.500%	4/15/25	57,880	56,596
	T-Mobile USA Inc.	1.500%	2/15/26	20,191	18,773
	T-Mobile USA Inc.	2.250%	2/15/26	11,895	11,206
	T-Mobile USA Inc.	2.625%	4/15/26	28,930	27,408
	T-Mobile USA Inc.	3.750%	4/15/27	63,488	60,862
	T-Mobile USA Inc.	5.375%	4/15/27	8,335	8,324
	T-Mobile USA Inc.	4.750%	2/1/28	25,690	25,279
	T-Mobile USA Inc.	2.050%	2/15/28	54,471	48,523
	T-Mobile USA Inc.	4.950%	3/15/28	3,281	3,261
	T-Mobile USA Inc.	4.800%	7/15/28	8,828	8,710
	T-Mobile USA Inc.	2.625%	2/15/29	16,475	14,632
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	21,295	20,659
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	19,233	18,517
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	18,734	17,413
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	6,460	6,118
	Verizon Communications Inc.	0.850%	11/20/25	36,283	33,672
	Verizon Communications Inc.	1.450%	3/20/26	37,054	34,358
	Verizon Communications Inc.	2.625%	8/15/26	29,975	28,267
	Verizon Communications Inc.	4.125%	3/16/27	52,839	51,388
	Verizon Communications Inc.	3.000%	3/22/27	24,270	22,835
	Verizon Communications Inc.	2.100%	3/22/28	63,838	56,839
	Verizon Communications Inc.	4.329%	9/21/28	64,932	63,035
	Vodafone Group plc	4.125%	5/30/25	20,460	20,126
	Vodafone Group plc	4.375%	5/30/28	15,670	15,401
	Walt Disney Co.	3.350%	3/24/25	30,941	30,320
	Walt Disney Co.	3.700%	10/15/25	14,567	14,236
	Walt Disney Co.	1.750%	1/13/26	24,725	23,310
	Walt Disney Co.	3.375%	11/15/26	2,191	2,108
	Walt Disney Co.	3.700%	3/23/27	6,170	5,975
	Walt Disney Co.	2.200%	1/13/28	10,785	9,839

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Warnermedia Holdings Inc.	3.638%	3/15/25	29,610	28,984
	Warnermedia Holdings Inc.	3.788%	3/15/25	7,420	7,274
	Warnermedia Holdings Inc.	3.755%	3/15/27	65,928	62,396
					2,260,575
Consumer Discretionary (7.3%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	43,375	40,944
	Amazon.com Inc.	3.000%	4/13/25	14,580	14,247
	Amazon.com Inc.	0.800%	6/3/25	36,332	34,504
	Amazon.com Inc.	4.600%	12/1/25	10,805	10,755
	Amazon.com Inc.	5.200%	12/3/25	2,246	2,256
	Amazon.com Inc.	1.000%	5/12/26	47,552	43,766
	Amazon.com Inc.	3.300%	4/13/27	65,490	62,773
	Amazon.com Inc.	1.200%	6/3/27	23,867	21,339
	Amazon.com Inc.	3.150%	8/22/27	64,268	60,990
	Amazon.com Inc.	4.550%	12/1/27	36,668	36,545
	Amazon.com Inc.	1.650%	5/12/28	33,416	29,659
[1]	American Honda Finance Corp.	4.600%	4/17/25	15,588	15,482
[1]	American Honda Finance Corp.	1.200%	7/8/25	3,358	3,185
[1]	American Honda Finance Corp.	1.000%	9/10/25	11,078	10,411
[1]	American Honda Finance Corp.	5.800%	10/3/25	15,000	15,147
[1]	American Honda Finance Corp.	4.950%	1/9/26	8,837	8,810
[1]	American Honda Finance Corp.	5.250%	7/7/26	14,156	14,255
[1]	American Honda Finance Corp.	1.300%	9/9/26	9,966	9,099
[1]	American Honda Finance Corp.	2.300%	9/9/26	11,429	10,720
[1]	American Honda Finance Corp.	2.350%	1/8/27	25,287	23,591
[1]	American Honda Finance Corp.	3.500%	2/15/28	3,000	2,849
[1]	American Honda Finance Corp.	2.000%	3/24/28	17,327	15,520
[1]	American Honda Finance Corp.	5.125%	7/7/28	20,938	21,107
	American Honda Finance Corp.	5.650%	11/15/28	22,408	23,040
[1]	American Honda Finance Corp.	2.250%	1/12/29	5,000	4,440
	AutoNation Inc.	4.500%	10/1/25	7,072	6,942
	AutoNation Inc.	3.800%	11/15/27	5,043	4,692
	AutoZone Inc.	3.250%	4/15/25	4,303	4,200
	AutoZone Inc.	3.625%	4/15/25	7,306	7,173
	AutoZone Inc.	3.125%	4/21/26	12,488	11,962
	AutoZone Inc.	5.050%	7/15/26	11,814	11,785
	AutoZone Inc.	3.750%	6/1/27	13,399	12,868
	AutoZone Inc.	4.500%	2/1/28	9,980	9,776
	AutoZone Inc.	6.250%	11/1/28	5,750	5,982
	Block Financial LLC	5.250%	10/1/25	2,812	2,791
	Block Financial LLC	2.500%	7/15/28	5,614	4,945
	BorgWarner Inc.	2.650%	7/1/27	18,896	17,441
	Darden Restaurants Inc.	3.850%	5/1/27	8,518	8,180
	DR Horton Inc.	2.600%	10/15/25	15,319	14,658
	DR Horton Inc.	1.300%	10/15/26	10,048	9,093
	DR Horton Inc.	1.400%	10/15/27	6,448	5,688
	eBay Inc.	1.900%	3/11/25	21,825	21,060
	eBay Inc.	5.900%	11/22/25	4,164	4,197
	eBay Inc.	1.400%	5/10/26	20,233	18,657
	eBay Inc.	3.600%	6/5/27	9,309	8,891
	eBay Inc.	5.950%	11/22/27	3,924	4,032
	Ford Motor Co.	4.346%	12/8/26	15,000	14,569
	Ford Motor Credit Co. LLC	4.687%	6/9/25	10,155	10,008
	Ford Motor Credit Co. LLC	5.125%	6/16/25	20,092	19,894
	Ford Motor Credit Co. LLC	4.134%	8/4/25	23,475	22,908
	Ford Motor Credit Co. LLC	3.375%	11/13/25	39,670	38,069
[1]	Ford Motor Credit Co. LLC	4.389%	1/8/26	5,000	4,865
	Ford Motor Credit Co. LLC	6.950%	3/6/26	2,935	2,988
	Ford Motor Credit Co. LLC	6.950%	6/10/26	6,928	7,063
	Ford Motor Credit Co. LLC	4.542%	8/1/26	23,924	23,186
	Ford Motor Credit Co. LLC	2.700%	8/10/26	28,913	26,842
	Ford Motor Credit Co. LLC	4.271%	1/9/27	24,890	23,841
	Ford Motor Credit Co. LLC	4.950%	5/28/27	24,781	24,091
	Ford Motor Credit Co. LLC	4.125%	8/17/27	29,912	28,272
	Ford Motor Credit Co. LLC	3.815%	11/2/27	33,058	30,837
	Ford Motor Credit Co. LLC	7.350%	11/4/27	13,458	14,063
	Ford Motor Credit Co. LLC	2.900%	2/16/28	26,487	23,744
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	6.800%	5/12/28	22,168	22,880
	Ford Motor Credit Co. LLC	6.798%	11/7/28	19,788	20,491
	Ford Motor Credit Co. LLC	5.113%	5/3/29	20,370	19,633
	Fortune Brands Innovations Inc.	4.000%	6/15/25	8,539	8,379
	General Motors Co.	4.000%	4/1/25	12,963	12,757
	General Motors Co.	6.125%	10/1/25	34,754	35,041
	General Motors Co.	4.200%	10/1/27	9,584	9,230
	General Motors Co.	6.800%	10/1/27	28,718	29,987
	General Motors Financial Co. Inc.	3.800%	4/7/25	12,843	12,589
	General Motors Financial Co. Inc.	4.350%	4/9/25	40,059	39,541
	General Motors Financial Co. Inc.	2.750%	6/20/25	28,499	27,505
	General Motors Financial Co. Inc.	4.300%	7/13/25	9,128	8,977
	General Motors Financial Co. Inc.	1.250%	1/8/26	9,678	8,968
	General Motors Financial Co. Inc.	5.250%	3/1/26	12,349	12,310
	General Motors Financial Co. Inc.	5.400%	4/6/26	23,155	23,166
	General Motors Financial Co. Inc.	1.500%	6/10/26	3,678	3,369
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,384	10,039
	General Motors Financial Co. Inc.	4.350%	1/17/27	40,860	39,767
	General Motors Financial Co. Inc.	2.350%	2/26/27	13,862	12,709
	General Motors Financial Co. Inc.	5.000%	4/9/27	52,174	51,622
	General Motors Financial Co. Inc.	5.400%	5/8/27	20,000	20,022
	General Motors Financial Co. Inc.	2.700%	8/20/27	2,632	2,415
	General Motors Financial Co. Inc.	6.000%	1/9/28	23,442	23,956
	General Motors Financial Co. Inc.	5.800%	6/23/28	48,875	49,577
	General Motors Financial Co. Inc.	2.400%	10/15/28	2,267	1,992
	General Motors Financial Co. Inc.	5.800%	1/7/29	34,625	35,082
	GXO Logistics Inc.	1.650%	7/15/26	6,684	6,129
	Harley-Davidson Inc.	3.500%	7/28/25	9,490	9,212
	Hasbro Inc.	3.550%	11/19/26	11,448	10,856
	Home Depot Inc.	2.700%	4/15/25	1,588	1,547
	Home Depot Inc.	3.350%	9/15/25	11,528	11,246
	Home Depot Inc.	4.000%	9/15/25	7,329	7,214
	Home Depot Inc.	3.000%	4/1/26	23,316	22,461
	Home Depot Inc.	2.125%	9/15/26	19,100	17,849
	Home Depot Inc.	2.500%	4/15/27	36,408	33,911
	Home Depot Inc.	2.875%	4/15/27	17,969	16,955
	Home Depot Inc.	2.800%	9/14/27	28,381	26,594
	Home Depot Inc.	1.500%	9/15/28	9,264	8,071
	Home Depot Inc.	3.900%	12/6/28	15,548	15,045
	Home Depot Inc.	4.900%	4/15/29	4,940	4,958
	Honda Motor Co. Ltd.	2.271%	3/10/25	20,176	19,584
	Honda Motor Co. Ltd.	2.534%	3/10/27	32,203	30,089
	Hyatt Hotels Corp.	5.375%	4/23/25	12,395	12,369
	Hyatt Hotels Corp.	4.850%	3/15/26	11,391	11,258
	Hyatt Hotels Corp.	5.750%	1/30/27	3,645	3,689
	Hyatt Hotels Corp.	4.375%	9/15/28	5,225	5,015
	JD.com Inc.	3.875%	4/29/26	7,893	7,655
	Las Vegas Sands Corp.	3.500%	8/18/26	15,000	14,103
	Leggett & Platt Inc.	3.500%	11/15/27	7,737	7,220
	Leland Stanford Junior University	1.289%	6/1/27	7,459	6,694
	Lennar Corp.	4.750%	5/30/25	2,652	2,627
	Lennar Corp.	5.250%	6/1/26	3,190	3,182
	Lennar Corp.	5.000%	6/15/27	4,234	4,197
	Lennar Corp.	4.750%	11/29/27	10,871	10,697
	Lowe's Cos. Inc.	4.000%	4/15/25	7,289	7,184
	Lowe's Cos. Inc.	4.400%	9/8/25	18,048	17,828
	Lowe's Cos. Inc.	3.375%	9/15/25	9,365	9,110
	Lowe's Cos. Inc.	2.500%	4/15/26	9,025	8,567
	Lowe's Cos. Inc.	3.350%	4/1/27	19,321	18,409
	Lowe's Cos. Inc.	3.100%	5/3/27	40,086	37,882
	Lowe's Cos. Inc.	1.300%	4/15/28	16,754	14,519
	Lowe's Cos. Inc.	1.700%	9/15/28	18,924	16,443
	Magna International Inc.	4.150%	10/1/25	6,926	6,798
	Marriott International Inc.	3.750%	3/15/25	5,944	5,833
[1]	Marriott International Inc.	5.750%	5/1/25	6,115	6,137
	Marriott International Inc.	3.750%	10/1/25	2,021	1,969
[1]	Marriott International Inc.	3.125%	6/15/26	7,704	7,354

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marriott International Inc.	5.000%	10/15/27	20,215	20,147
[1]	Marriott International Inc.	4.000%	4/15/28	10,915	10,447
	Marriott International Inc.	5.550%	10/15/28	8,225	8,368
	Marriott International Inc.	4.875%	5/15/29	6,000	5,920
	Masco Corp.	3.500%	11/15/27	5,558	5,224
	Masco Corp.	1.500%	2/15/28	9,278	8,057
[1]	McDonald's Corp.	3.375%	5/26/25	16,690	16,314
[1]	McDonald's Corp.	3.300%	7/1/25	20,646	20,156
[1]	McDonald's Corp.	1.450%	9/1/25	5,338	5,053
[1]	McDonald's Corp.	3.700%	1/30/26	32,326	31,592
[1]	McDonald's Corp.	3.500%	3/1/27	12,095	11,645
[1]	McDonald's Corp.	3.500%	7/1/27	13,080	12,516
[1]	McDonald's Corp.	3.800%	4/1/28	15,050	14,447
	McDonald's Corp.	4.800%	8/14/28	7,345	7,323
[2]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	5,000	5,000
	Mohawk Industries Inc.	5.850%	9/18/28	10,400	10,611
	NIKE Inc.	2.375%	11/1/26	18,728	17,618
	NIKE Inc.	2.750%	3/27/27	32,536	30,678
	O'Reilly Automotive Inc.	3.550%	3/15/26	16,837	16,292
	O'Reilly Automotive Inc.	5.750%	11/20/26	4,576	4,641
	O'Reilly Automotive Inc.	3.600%	9/1/27	20,371	19,406
	Owens Corning	3.400%	8/15/26	6,760	6,451
	PulteGroup Inc.	5.500%	3/1/26	9,895	9,914
	PulteGroup Inc.	5.000%	1/15/27	7,864	7,829
	PVH Corp.	4.625%	7/10/25	3,843	3,789
	Ralph Lauren Corp.	3.750%	9/15/25	5,580	5,453
	Ross Stores Inc.	4.600%	4/15/25	11,412	11,302
	Ross Stores Inc.	0.875%	4/15/26	5,884	5,381
	Sands China Ltd.	5.125%	8/8/25	26,915	26,507
	Sands China Ltd.	4.050%	1/8/26	11,280	10,815
	Sands China Ltd.	2.550%	3/8/27	9,235	8,293
	Sands China Ltd.	5.400%	8/8/28	32,015	31,119
	Snap-on Inc.	3.250%	3/1/27	2,223	2,128
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,987	5,770
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	14,414	12,831
	Starbucks Corp.	3.800%	8/15/25	23,418	22,933
	Starbucks Corp.	4.750%	2/15/26	15,341	15,240
	Starbucks Corp.	2.450%	6/15/26	11,109	10,488
	Starbucks Corp.	4.850%	2/8/27	15,550	15,468
	Starbucks Corp.	2.000%	3/12/27	6,465	5,924
	Starbucks Corp.	3.500%	3/1/28	12,015	11,390
	Tapestry Inc.	7.050%	11/27/25	2,600	2,649
	Tapestry Inc.	7.000%	11/27/26	8,200	8,421
[1]	Tapestry Inc.	4.125%	7/15/27	5,692	5,406
	Tapestry Inc.	7.350%	11/27/28	20,791	21,756
	TJX Cos. Inc.	2.250%	9/15/26	12,319	11,572
	Toll Brothers Finance Corp.	4.875%	11/15/25	4,925	4,867
	Toll Brothers Finance Corp.	4.350%	2/15/28	7,365	7,075
	Toyota Motor Corp.	1.339%	3/25/26	7,576	7,033
	Toyota Motor Corp.	5.275%	7/13/26	7,270	7,321
	Toyota Motor Corp.	5.118%	7/13/28	8,955	9,125
	Toyota Motor Corp.	2.760%	7/2/29	7,158	6,592
[1]	Toyota Motor Credit Corp.	3.000%	4/1/25	30,948	30,238
[1]	Toyota Motor Credit Corp.	3.400%	4/14/25	15,180	14,877
	Toyota Motor Credit Corp.	3.950%	6/30/25	14,463	14,243
	Toyota Motor Credit Corp.	5.600%	9/11/25	9,467	9,547
[1]	Toyota Motor Credit Corp.	0.800%	10/16/25	15,015	14,034
	Toyota Motor Credit Corp.	5.400%	11/10/25	15,234	15,328
[1]	Toyota Motor Credit Corp.	4.800%	1/5/26	5,840	5,815
[1]	Toyota Motor Credit Corp.	0.800%	1/9/26	8,985	8,333
	Toyota Motor Credit Corp.	4.450%	5/18/26	20,029	19,818
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	28,385	26,047
[1]	Toyota Motor Credit Corp.	5.000%	8/14/26	6,950	6,949
	Toyota Motor Credit Corp.	5.400%	11/20/26	13,054	13,186
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	25,110	23,990
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	12,340	11,363
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Toyota Motor Credit Corp.	3.050%	3/22/27	13,047	12,372
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,164	8,119
[1]	Toyota Motor Credit Corp.	4.550%	9/20/27	25,122	24,908
	Toyota Motor Credit Corp.	5.450%	11/10/27	16,317	16,640
	Toyota Motor Credit Corp.	4.625%	1/12/28	4,966	4,938
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	15,638	13,974
[1]	Toyota Motor Credit Corp.	5.250%	9/11/28	13,115	13,303
[1]	Toyota Motor Credit Corp.	4.650%	1/5/29	9,560	9,458
	Toyota Motor Credit Corp.	3.650%	1/8/29	8,930	8,450
	VF Corp.	2.400%	4/23/25	8,858	8,498
	VF Corp.	2.800%	4/23/27	9,057	8,212
	Whirlpool Corp.	3.700%	5/1/25	5,240	5,127
	Whirlpool Corp.	4.750%	2/26/29	5,785	5,649
[1]	Yale University	0.873%	4/15/25	10,331	9,854
					3,041,718
Consumer Staples (5.6%)
	Altria Group Inc.	2.350%	5/6/25	14,768	14,254
	Altria Group Inc.	4.400%	2/14/26	18,627	18,329
	Altria Group Inc.	2.625%	9/16/26	7,701	7,235
	Altria Group Inc.	6.200%	11/1/28	9,465	9,827
	Altria Group Inc.	4.800%	2/14/29	32,175	31,603
[1]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	36,330	35,421
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	47,320	45,872
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	75,578	75,067
	Archer-Daniels-Midland Co.	2.500%	8/11/26	15,479	14,574
	Avery Dennison Corp.	4.875%	12/6/28	9,982	9,882
	BAT Capital Corp.	2.789%	9/6/24	8,029	7,903
	BAT Capital Corp.	3.215%	9/6/26	20,050	18,995
	BAT Capital Corp.	4.700%	4/2/27	17,135	16,763
	BAT Capital Corp.	3.557%	8/15/27	19,446	18,362
	BAT Capital Corp.	2.259%	3/25/28	33,945	30,031
	BAT International Finance plc	1.668%	3/25/26	33,046	30,620
	BAT International Finance plc	4.448%	3/16/28	23,106	22,286
	BAT International Finance plc	5.931%	2/2/29	2,075	2,118
	Brown-Forman Corp.	3.500%	4/15/25	3,581	3,508
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	9,706	9,188
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	21,551	20,546
	Campbell Soup Co.	3.950%	3/15/25	22,987	22,618
	Campbell Soup Co.	3.300%	3/19/25	7,486	7,299
	Campbell Soup Co.	4.150%	3/15/28	24,390	23,526
	Church & Dwight Co. Inc.	3.150%	8/1/27	8,160	7,688
	Clorox Co.	3.100%	10/1/27	6,641	6,230
	Clorox Co.	4.400%	5/1/29	6,503	6,338
	Coca-Cola Co.	3.375%	3/25/27	22,409	21,588
	Coca-Cola Co.	2.900%	5/25/27	5,464	5,184
	Coca-Cola Co.	1.450%	6/1/27	32,898	29,765
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	5,530	5,402
	Colgate-Palmolive Co.	4.800%	3/2/26	8,022	8,041
	Colgate-Palmolive Co.	3.100%	8/15/27	15,007	14,317
	Colgate-Palmolive Co.	4.600%	3/1/28	6,930	6,978
	Conagra Brands Inc.	4.600%	11/1/25	20,527	20,223
	Conagra Brands Inc.	1.375%	11/1/27	13,691	11,896
	Conagra Brands Inc.	4.850%	11/1/28	29,975	29,456
	Constellation Brands Inc.	4.400%	11/15/25	8,139	8,017
	Constellation Brands Inc.	4.750%	12/1/25	9,881	9,772
	Constellation Brands Inc.	5.000%	2/2/26	4,451	4,423
	Constellation Brands Inc.	3.700%	12/6/26	9,011	8,672
	Constellation Brands Inc.	3.500%	5/9/27	20,693	19,666
	Constellation Brands Inc.	4.350%	5/9/27	9,916	9,696
	Constellation Brands Inc.	3.600%	2/15/28	5,366	5,070
	Constellation Brands Inc.	4.650%	11/15/28	18,595	18,224
	Constellation Brands Inc.	4.800%	1/15/29	2,875	2,832
	Costco Wholesale Corp.	3.000%	5/18/27	17,744	16,926
	Costco Wholesale Corp.	1.375%	6/20/27	36,123	32,467
	Diageo Capital plc	1.375%	9/29/25	12,966	12,228

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Diageo Capital plc	5.300%	10/24/27	22,427	22,688
Diageo Capital plc	3.875%	5/18/28	4,135	3,991
Diageo Capital plc	2.375%	10/24/29	3,475	3,051
Dollar General Corp.	4.150%	11/1/25	7,924	7,761
Dollar General Corp.	3.875%	4/15/27	13,728	13,192
Dollar General Corp.	4.625%	11/1/27	16,405	16,082
Dollar General Corp.	4.125%	5/1/28	9,518	9,195
Dollar General Corp.	5.200%	7/5/28	5,175	5,169
Dollar Tree Inc.	4.000%	5/15/25	15,073	14,809
Dollar Tree Inc.	4.200%	5/15/28	21,359	20,578
Estee Lauder Cos. Inc.	3.150%	3/15/27	6,407	6,103
Estee Lauder Cos. Inc.	4.375%	5/15/28	7,215	7,093
Flowers Foods Inc.	3.500%	10/1/26	5,976	5,730
General Mills Inc.	4.000%	4/17/25	16,805	16,538
General Mills Inc.	4.700%	1/30/27	3,780	3,742
General Mills Inc.	3.200%	2/10/27	14,510	13,792
General Mills Inc.	4.200%	4/17/28	28,982	28,102
General Mills Inc.	5.500%	10/17/28	1,569	1,595
Haleon UK Capital plc	3.125%	3/24/25	23,196	22,626
Haleon US Capital LLC	3.375%	3/24/27	34,115	32,431
Haleon US Capital LLC	3.375%	3/24/29	4,968	4,590
Hershey Co.	0.900%	6/1/25	3,293	3,129
Hershey Co.	3.200%	8/21/25	1,765	1,722
Hershey Co.	2.300%	8/15/26	5,154	4,864
Hershey Co.	4.250%	5/4/28	8,691	8,546
Hormel Foods Corp.	1.700%	6/3/28	12,509	11,042
Ingredion Inc.	3.200%	10/1/26	8,424	8,033
J M Smucker Co.	3.500%	3/15/25	10,359	10,151
J M Smucker Co.	3.375%	12/15/27	6,371	6,008
J M Smucker Co.	5.900%	11/15/28	9,120	9,388
JBS USA LUX SA	2.500%	1/15/27	17,482	16,055
JBS USA LUX SA	5.125%	2/1/28	11,824	11,580
Kellanova	3.250%	4/1/26	5,995	5,762
Kellanova	4.300%	5/15/28	7,593	7,374
Kenvue Inc.	5.500%	3/22/25	13,240	13,273
Kenvue Inc.	5.350%	3/22/26	12,085	12,164
Kenvue Inc.	5.050%	3/22/28	23,435	23,582
Keurig Dr Pepper Inc.	4.417%	5/25/25	4,784	4,732
Keurig Dr Pepper Inc.	3.400%	11/15/25	8,138	7,882
Keurig Dr Pepper Inc.	2.550%	9/15/26	8,069	7,567
Keurig Dr Pepper Inc.	3.430%	6/15/27	3,924	3,735
Keurig Dr Pepper Inc.	4.597%	5/25/28	24,024	23,665
Kimberly-Clark Corp.	3.050%	8/15/25	5,635	5,479
Kimberly-Clark Corp.	2.750%	2/15/26	1,119	1,077
Kraft Heinz Foods Co.	3.000%	6/1/26	35,163	33,551
Kraft Heinz Foods Co.	3.875%	5/15/27	31,044	29,963
Kroger Co.	3.500%	2/1/26	4,750	4,604
Kroger Co.	2.650%	10/15/26	21,739	20,426
Kroger Co.	3.700%	8/1/27	4,828	4,631
Kroger Co.	4.500%	1/15/29	11,110	10,859
McCormick & Co. Inc.	0.900%	2/15/26	2,720	2,502
McCormick & Co. Inc.	3.400%	8/15/27	13,373	12,649
Mead Johnson Nutrition Co.	4.125%	11/15/25	20,764	20,372
Molson Coors Beverage Co.	3.000%	7/15/26	35,269	33,591
Mondelez International Inc.	1.500%	5/4/25	11,707	11,192
Mondelez International Inc.	2.625%	3/17/27	16,876	15,736
Mondelez International Inc.	4.125%	5/7/28	403	395
PepsiCo Inc.	2.250%	3/19/25	21,763	21,135
PepsiCo Inc.	2.750%	4/30/25	24,393	23,757
PepsiCo Inc.	3.500%	7/17/25	12,966	12,701
PepsiCo Inc.	5.250%	11/10/25	9,300	9,339
PepsiCo Inc.	2.850%	2/24/26	19,139	18,406
PepsiCo Inc.	2.375%	10/6/26	17,907	16,871
PepsiCo Inc.	5.125%	11/10/26	11,581	11,657
PepsiCo Inc.	2.625%	3/19/27	12,196	11,467
PepsiCo Inc.	3.000%	10/15/27	24,568	23,160
PepsiCo Inc.	3.600%	2/18/28	11,860	11,403
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	4.450%	5/15/28	2,061	2,057
	Philip Morris International Inc.	2.875%	5/1/24	16,432	16,354
	Philip Morris International Inc.	1.500%	5/1/25	8,603	8,244
	Philip Morris International Inc.	3.375%	8/11/25	13,263	12,933
	Philip Morris International Inc.	5.000%	11/17/25	10,060	10,026
	Philip Morris International Inc.	4.875%	2/13/26	18,022	17,934
	Philip Morris International Inc.	2.750%	2/25/26	13,798	13,179
	Philip Morris International Inc.	0.875%	5/1/26	15,117	13,812
	Philip Morris International Inc.	4.750%	2/12/27	12,445	12,288
	Philip Morris International Inc.	5.125%	11/17/27	43,787	43,853
	Philip Morris International Inc.	4.875%	2/15/28	39,151	38,922
	Philip Morris International Inc.	4.875%	2/13/29	12,000	11,792
	Procter & Gamble Co.	0.550%	10/29/25	21,903	20,420
	Procter & Gamble Co.	2.700%	2/2/26	10,794	10,381
	Procter & Gamble Co.	2.450%	11/3/26	22,549	21,302
	Procter & Gamble Co.	1.900%	2/1/27	11,364	10,529
	Procter & Gamble Co.	2.800%	3/25/27	7,934	7,511
	Procter & Gamble Co.	2.850%	8/11/27	12,028	11,350
	Procter & Gamble Co.	3.950%	1/26/28	8,800	8,647
	Procter & Gamble Co.	4.350%	1/29/29	14,675	14,549
	Reynolds American Inc.	4.450%	6/12/25	35,316	34,778
	Sysco Corp.	3.750%	10/1/25	19,631	19,131
	Sysco Corp.	3.300%	7/15/26	22,963	22,046
	Sysco Corp.	3.250%	7/15/27	9,315	8,779
	Sysco Corp.	5.750%	1/17/29	9,022	9,238
	Target Corp.	2.250%	4/15/25	19,275	18,675
	Target Corp.	2.500%	4/15/26	9,484	9,058
	Target Corp.	1.950%	1/15/27	30,551	28,240
	Tyson Foods Inc.	4.000%	3/1/26	5,927	5,787
	Tyson Foods Inc.	3.550%	6/2/27	24,045	22,794
	Unilever Capital Corp.	2.600%	5/5/24	10,223	10,167
	Unilever Capital Corp.	3.375%	3/22/25	2,696	2,644
	Unilever Capital Corp.	3.100%	7/30/25	3,024	2,947
	Unilever Capital Corp.	2.000%	7/28/26	11,580	10,846
	Unilever Capital Corp.	2.900%	5/5/27	10,156	9,598
	Unilever Capital Corp.	3.500%	3/22/28	17,367	16,615
	Unilever Capital Corp.	4.875%	9/8/28	14,825	14,932
	Walmart Inc.	3.550%	6/26/25	14,332	14,102
	Walmart Inc.	3.900%	9/9/25	26,874	26,468
	Walmart Inc.	4.000%	4/15/26	11,094	10,923
	Walmart Inc.	3.050%	7/8/26	16,339	15,719
	Walmart Inc.	1.050%	9/17/26	28,674	26,202
	Walmart Inc.	3.950%	9/9/27	22,899	22,435
	Walmart Inc.	3.900%	4/15/28	13,699	13,366
	Walmart Inc.	3.700%	6/26/28	26,136	25,285
	Walmart Inc.	1.500%	9/22/28	18,897	16,590
					2,366,409
Energy (5.3%)
	Apache Corp.	4.375%	10/15/28	3,075	2,881
	Baker Hughes Holdings LLC	2.061%	12/15/26	9,929	9,161
	Baker Hughes Holdings LLC	3.337%	12/15/27	22,931	21,624
	Boardwalk Pipelines LP	5.950%	6/1/26	7,627	7,682
	Boardwalk Pipelines LP	4.450%	7/15/27	4,399	4,288
	BP Capital Markets America Inc.	3.796%	9/21/25	15,215	14,925
	BP Capital Markets America Inc.	3.410%	2/11/26	21,194	20,554
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	26,443	25,409
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	13,934	13,238
	BP Capital Markets America Inc.	3.543%	4/6/27	14,624	14,027
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	15,074	14,488
	BP Capital Markets America Inc.	3.937%	9/21/28	17,033	16,356
	BP Capital Markets America Inc.	4.234%	11/6/28	33,745	32,839
	BP Capital Markets America Inc.	4.699%	4/10/29	5,000	4,946
	BP Capital Markets plc	3.279%	9/19/27	16,407	15,534
	BP Capital Markets plc	3.723%	11/28/28	10,603	10,067
	Canadian Natural Resources Ltd.	2.050%	7/15/25	13,564	12,945
	Canadian Natural Resources Ltd.	3.850%	6/1/27	29,201	27,960
	Cenovus Energy Inc.	4.250%	4/15/27	14,675	14,211

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	34,816	34,805
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	20,389	20,291
	Cheniere Energy Inc.	4.625%	10/15/28	25,304	24,303
	Chevron Corp.	1.554%	5/11/25	48,373	46,415
	Chevron Corp.	3.326%	11/17/25	12,802	12,499
	Chevron Corp.	2.954%	5/16/26	30,937	29,714
	Chevron Corp.	1.995%	5/11/27	17,926	16,480
	Chevron USA Inc.	0.687%	8/12/25	21,393	20,123
	Chevron USA Inc.	1.018%	8/12/27	8,221	7,257
	Chevron USA Inc.	3.850%	1/15/28	4,995	4,859
	Columbia Pipeline Group Inc.	4.500%	6/1/25	16,570	16,328
	ConocoPhillips Co.	2.400%	3/7/25	1,843	1,791
	Continental Resources Inc.	4.375%	1/15/28	22,708	21,822
	Coterra Energy Inc.	3.900%	5/15/27	25,652	24,652
	DCP Midstream Operating LP	5.375%	7/15/25	5,720	5,710
	DCP Midstream Operating LP	5.625%	7/15/27	9,785	9,836
	Devon Energy Corp.	5.850%	12/15/25	10,412	10,461
	Devon Energy Corp.	5.875%	6/15/28	32	32
	Diamondback Energy Inc.	3.250%	12/1/26	15,154	14,484
	Enbridge Energy Partners LP	5.875%	10/15/25	1,878	1,889
	Enbridge Inc.	1.600%	10/4/26	5,516	5,042
	Enbridge Inc.	5.900%	11/15/26	23,494	23,935
	Enbridge Inc.	4.250%	12/1/26	20,849	20,394
	Enbridge Inc.	3.700%	7/15/27	5,625	5,371
	Enbridge Inc.	6.000%	11/15/28	11,365	11,768
	Energy Transfer LP	4.050%	3/15/25	25,597	25,194
	Energy Transfer LP	2.900%	5/15/25	24,519	23,735
	Energy Transfer LP	5.950%	12/1/25	2,748	2,763
	Energy Transfer LP	4.750%	1/15/26	14,259	14,097
	Energy Transfer LP	3.900%	7/15/26	10,270	9,930
	Energy Transfer LP	4.400%	3/15/27	17,800	17,336
	Energy Transfer LP	4.200%	4/15/27	17,472	16,936
[1]	Energy Transfer LP	5.500%	6/1/27	26,597	26,699
	Energy Transfer LP	4.000%	10/1/27	4,672	4,468
	Energy Transfer LP	5.550%	2/15/28	21,165	21,342
	Energy Transfer LP	4.950%	5/15/28	12,875	12,704
	Energy Transfer LP	4.950%	6/15/28	14,012	13,796
	Energy Transfer LP	6.100%	12/1/28	7,795	8,064
	Enterprise Products Operating LLC	5.050%	1/10/26	5,182	5,180
	Enterprise Products Operating LLC	3.700%	2/15/26	23,120	22,548
	Enterprise Products Operating LLC	3.950%	2/15/27	12,380	12,051
	Enterprise Products Operating LLC	4.150%	10/16/28	19,244	18,577
	Enterprise Products Operating LLC	3.125%	7/31/29	1,858	1,700
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	17,881	17,000
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	10,000	9,253
	EOG Resources Inc.	3.150%	4/1/25	11,452	11,194
	EOG Resources Inc.	4.150%	1/15/26	19,373	19,081
	EQT Corp.	3.900%	10/1/27	19,498	18,471
	EQT Corp.	5.700%	4/1/28	5,281	5,318
	EQT Corp.	5.000%	1/15/29	25	24
	Exxon Mobil Corp.	2.709%	3/6/25	28,411	27,729
	Exxon Mobil Corp.	2.992%	3/19/25	49,597	48,496
	Exxon Mobil Corp.	3.043%	3/1/26	41,276	39,864
	Exxon Mobil Corp.	2.275%	8/16/26	13,895	13,124
	Exxon Mobil Corp.	3.294%	3/19/27	11,425	11,002
	Halliburton Co.	3.800%	11/15/25	9,007	8,800
	Hess Corp.	4.300%	4/1/27	22,925	22,328
	HF Sinclair Corp.	5.875%	4/1/26	16,447	16,507
	Kinder Morgan Inc.	4.300%	6/1/25	21,858	21,538
	Kinder Morgan Inc.	1.750%	11/15/26	8,083	7,380
	Kinder Morgan Inc.	4.300%	3/1/28	18,900	18,326
	Magellan Midstream Partners LP	5.000%	3/1/26	16,468	16,351
	Marathon Oil Corp.	4.400%	7/15/27	17,121	16,626
	Marathon Petroleum Corp.	4.700%	5/1/25	22,002	21,789
	Marathon Petroleum Corp.	5.125%	12/15/26	14,433	14,409
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marathon Petroleum Corp.	3.800%	4/1/28	6,906	6,575
MPLX LP	4.875%	6/1/25	25,404	25,167
MPLX LP	1.750%	3/1/26	20,606	19,222
MPLX LP	4.125%	3/1/27	25,912	25,124
MPLX LP	4.250%	12/1/27	2,993	2,894
MPLX LP	4.000%	3/15/28	20,130	19,278
MPLX LP	4.800%	2/15/29	12,100	11,862
Northwest Pipeline LLC	4.000%	4/1/27	2,128	2,065
Occidental Petroleum Corp.	5.875%	9/1/25	10,259	10,290
Occidental Petroleum Corp.	5.500%	12/1/25	6,857	6,848
Occidental Petroleum Corp.	5.550%	3/15/26	14,148	14,237
Occidental Petroleum Corp.	8.500%	7/15/27	7,536	8,174
Occidental Petroleum Corp.	6.375%	9/1/28	9,620	9,979
ONEOK Inc.	2.200%	9/15/25	684	651
ONEOK Inc.	5.850%	1/15/26	10,297	10,388
ONEOK Inc.	5.550%	11/1/26	10,772	10,849
ONEOK Inc.	4.000%	7/13/27	11,358	10,943
ONEOK Inc.	4.550%	7/15/28	10,332	10,094
ONEOK Inc.	5.650%	11/1/28	14,061	14,310
ONEOK Partners LP	4.900%	3/15/25	17,280	17,150
Ovintiv Inc.	5.375%	1/1/26	17,410	17,310
Ovintiv Inc.	5.650%	5/15/28	11,997	12,103
Patterson-UTI Energy Inc.	3.950%	2/1/28	8,480	7,928
Phillips 66	3.850%	4/9/25	12,446	12,232
Phillips 66	1.300%	2/15/26	2,777	2,571
Phillips 66	3.900%	3/15/28	14,467	13,919
Phillips 66 Co.	3.550%	10/1/26	7,771	7,461
Phillips 66 Co.	4.950%	12/1/27	15,010	14,977
Phillips 66 Co.	3.750%	3/1/28	6,945	6,624
Pioneer Natural Resources Co.	1.125%	1/15/26	10,363	9,614
Plains All American Pipeline LP	4.650%	10/15/25	16,141	15,921
Plains All American Pipeline LP	4.500%	12/15/26	12,564	12,324
Sabine Pass Liquefaction LLC	5.625%	3/1/25	52,932	52,867
Sabine Pass Liquefaction LLC	5.875%	6/30/26	20,851	21,021
Sabine Pass Liquefaction LLC	5.000%	3/15/27	28,785	28,580
Sabine Pass Liquefaction LLC	4.200%	3/15/28	17,094	16,494
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	6,863	6,485
Schlumberger Investment SA	4.500%	5/15/28	9,220	9,132
Shell International Finance BV	3.250%	5/11/25	44,050	43,080
Shell International Finance BV	2.875%	5/10/26	30,254	28,950
Shell International Finance BV	2.500%	9/12/26	16,593	15,671
Shell International Finance BV	3.875%	11/13/28	22,269	21,487
Spectra Energy Partners LP	3.500%	3/15/25	9,163	8,983
Spectra Energy Partners LP	3.375%	10/15/26	12,881	12,304
Targa Resources Corp.	5.200%	7/1/27	9,246	9,194
Targa Resources Corp.	6.150%	3/1/29	1,675	1,727
Targa Resources Partners LP	6.500%	7/15/27	28,725	29,046
Targa Resources Partners LP	5.000%	1/15/28	12,328	12,072
TC PipeLines LP	4.375%	3/13/25	5,948	5,857
TC PipeLines LP	3.900%	5/25/27	7,523	7,170
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	2,543	2,669
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	3,866	4,128
TotalEnergies Capital International SA	3.455%	2/19/29	26,195	24,605
TotalEnergies Capital SA	3.883%	10/11/28	11,532	11,107
TransCanada PipeLines Ltd.	4.875%	1/15/26	18,046	17,889
TransCanada PipeLines Ltd.	4.250%	5/15/28	26,059	25,097
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	11,604	12,053
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,566	4,381
Valero Energy Corp.	2.150%	9/15/27	6,141	5,560
Valero Energy Corp.	4.350%	6/1/28	11,479	11,176
Valero Energy Partners LP	4.500%	3/15/28	14,932	14,521
Western Midstream Operating LP	4.650%	7/1/26	1,946	1,902
Western Midstream Operating LP	4.500%	3/1/28	5,416	5,187
Western Midstream Operating LP	4.750%	8/15/28	5,363	5,185

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Midstream Operating LP	6.350%	1/15/29	9,600	9,912
	Williams Cos. Inc.	4.000%	9/15/25	16,498	16,177
	Williams Cos. Inc.	5.400%	3/2/26	10,495	10,519
	Williams Cos. Inc.	3.750%	6/15/27	32,337	30,931
	Williams Cos. Inc.	5.300%	8/15/28	14,327	14,418
					2,241,747
Financials (40.4%)
[1]	Aegon Ltd.	5.500%	4/11/48	13,275	12,716
	AerCap Ireland Capital DAC	3.500%	1/15/25	25,080	24,601
	AerCap Ireland Capital DAC	6.500%	7/15/25	16,850	17,002
	AerCap Ireland Capital DAC	4.450%	10/1/25	12,472	12,233
	AerCap Ireland Capital DAC	1.750%	1/30/26	8,630	8,017
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,152	2,108
	AerCap Ireland Capital DAC	2.450%	10/29/26	87,515	80,750
	AerCap Ireland Capital DAC	6.100%	1/15/27	5,830	5,905
[2]	AerCap Ireland Capital DAC	6.450%	4/15/27	11,220	11,487
	AerCap Ireland Capital DAC	3.650%	7/21/27	23,252	21,890
	AerCap Ireland Capital DAC	3.875%	1/23/28	9,392	8,844
	AerCap Ireland Capital DAC	5.750%	6/6/28	13,665	13,774
	AerCap Ireland Capital DAC	3.000%	10/29/28	79,610	71,530
	Affiliated Managers Group Inc.	3.500%	8/1/25	12,715	12,366
	Aflac Inc.	1.125%	3/15/26	12,794	11,818
	Air Lease Corp.	3.250%	3/1/25	13,765	13,440
	Air Lease Corp.	3.375%	7/1/25	5,648	5,488
[1]	Air Lease Corp.	2.875%	1/15/26	20,611	19,662
[1]	Air Lease Corp.	3.750%	6/1/26	13,266	12,784
	Air Lease Corp.	1.875%	8/15/26	26,096	23,966
	Air Lease Corp.	2.200%	1/15/27	8,284	7,588
	Air Lease Corp.	3.625%	4/1/27	4,889	4,642
	Air Lease Corp.	3.625%	12/1/27	8,480	7,939
	Air Lease Corp.	5.850%	12/15/27	8,315	8,406
	Air Lease Corp.	5.300%	2/1/28	11,673	11,603
	Air Lease Corp.	2.100%	9/1/28	8,017	6,962
	Air Lease Corp.	4.625%	10/1/28	2,805	2,709
	Aircastle Ltd.	4.250%	6/15/26	14,551	14,102
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,805	3,696
	Allstate Corp.	0.750%	12/15/25	10,562	9,746
	Allstate Corp.	3.280%	12/15/26	5,206	4,957
	Ally Financial Inc.	4.625%	3/30/25	10,893	10,754
	Ally Financial Inc.	5.800%	5/1/25	4,997	4,988
	Ally Financial Inc.	4.750%	6/9/27	8,084	7,849
	Ally Financial Inc.	7.100%	11/15/27	16,175	16,839
	Ally Financial Inc.	2.200%	11/2/28	17,739	15,069
	Ally Financial Inc.	6.992%	6/13/29	8,555	8,788
	American Equity Investment Life Holding Co.	5.000%	6/15/27	7,913	7,623
	American Express Co.	2.250%	3/4/25	44,557	43,150
	American Express Co.	3.950%	8/1/25	30,728	30,188
	American Express Co.	4.200%	11/6/25	8,237	8,125
	American Express Co.	4.990%	5/1/26	16,220	16,127
	American Express Co.	3.125%	5/20/26	5,554	5,330
	American Express Co.	6.338%	10/30/26	10,745	10,908
	American Express Co.	1.650%	11/4/26	27,944	25,549
	American Express Co.	2.550%	3/4/27	40,359	37,495
	American Express Co.	3.300%	5/3/27	58,730	55,677
	American Express Co.	5.389%	7/28/27	17,867	17,916
	American Express Co.	5.850%	11/5/27	12,571	12,894
	American Express Co.	5.098%	2/16/28	19,962	19,882
	American Express Co.	5.282%	7/27/29	24,210	24,348
[1]	American Express Credit Corp.	3.300%	5/3/27	2,497	2,367
	American International Group Inc.	4.200%	4/1/28	401	389
[1]	American International Group Inc.	5.750%	4/1/48	12,130	11,908
	Ameriprise Financial Inc.	3.000%	4/2/25	8,314	8,096
	Ameriprise Financial Inc.	2.875%	9/15/26	9,704	9,206
	Ameriprise Financial Inc.	5.700%	12/15/28	5,910	6,077
[1]	Aon Corp.	8.205%	1/1/27	4,036	4,343
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon Corp.	2.850%	5/28/27	6,730	6,273
	Aon Global Ltd.	3.875%	12/15/25	18,071	17,619
[3]	Aon North America Inc.	5.125%	3/1/27	4,630	4,628
[3]	Aon North America Inc.	5.150%	3/1/29	11,040	11,042
	Arch Capital Finance LLC	4.011%	12/15/26	6,769	6,536
	Ares Capital Corp.	4.250%	3/1/25	6,262	6,138
	Ares Capital Corp.	3.250%	7/15/25	24,175	23,227
	Ares Capital Corp.	3.875%	1/15/26	27,511	26,394
	Ares Capital Corp.	2.150%	7/15/26	25,721	23,366
	Ares Capital Corp.	2.875%	6/15/27	7,363	6,688
	Ares Capital Corp.	2.875%	6/15/28	25,021	21,916
	Ares Capital Corp.	5.875%	3/1/29	7,200	7,041
	Ares Management Corp.	6.375%	11/10/28	5,910	6,134
	Assurant Inc.	4.900%	3/27/28	4,058	3,975
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	5,955	6,144
	Athene Holding Ltd.	4.125%	1/12/28	12,686	12,149
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	15,570	15,618
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	12,395	12,507
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	11,866	11,605
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	19,610	19,619
[1]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	7,407	7,381
	AXIS Specialty Finance plc	4.000%	12/6/27	6,000	5,737
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	5,513	5,158
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	5,103	4,642
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	12,520	11,703
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	15,829	15,824
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	14,725	14,929
	Banco Santander SA	2.746%	5/28/25	46,964	45,309
	Banco Santander SA	5.147%	8/18/25	35,593	35,320
	Banco Santander SA	5.179%	11/19/25	13,982	13,787
	Banco Santander SA	1.849%	3/25/26	16,695	15,493
	Banco Santander SA	4.250%	4/11/27	21,177	20,405
	Banco Santander SA	5.294%	8/18/27	38,966	38,667
	Banco Santander SA	1.722%	9/14/27	25,650	23,198
	Banco Santander SA	6.527%	11/7/27	12,550	12,842
	Banco Santander SA	3.800%	2/23/28	11,062	10,419
	Banco Santander SA	4.175%	3/24/28	32,995	31,585
	Banco Santander SA	4.379%	4/12/28	15,120	14,528
	Banco Santander SA	5.588%	8/8/28	23,585	23,768
	Banco Santander SA	6.607%	11/7/28	18,805	19,759
[1]	Bank of America Corp.	3.950%	4/21/25	49,838	49,014
[1]	Bank of America Corp.	3.875%	8/1/25	20,292	19,968
[1]	Bank of America Corp.	4.450%	3/3/26	39,430	38,778
[1]	Bank of America Corp.	3.384%	4/2/26	48,094	46,965
[1]	Bank of America Corp.	3.500%	4/19/26	64,573	62,568
[1]	Bank of America Corp.	1.319%	6/19/26	46,534	44,057
[1]	Bank of America Corp.	4.827%	7/22/26	15,553	15,420
	Bank of America Corp.	6.220%	9/15/26	4,532	4,629
[1]	Bank of America Corp.	4.250%	10/22/26	17,108	16,731
[1]	Bank of America Corp.	1.197%	10/24/26	39,563	36,858
	Bank of America Corp.	5.080%	1/20/27	30,632	30,436
[1]	Bank of America Corp.	1.658%	3/11/27	66,131	61,397
[1]	Bank of America Corp.	3.559%	4/23/27	57,342	55,148
	Bank of America Corp.	1.734%	7/22/27	102,254	93,738
	Bank of America Corp.	5.933%	9/15/27	15,656	15,876
[1]	Bank of America Corp.	3.248%	10/21/27	17,927	16,934
[1]	Bank of America Corp.	4.183%	11/25/27	36,055	34,817
[1]	Bank of America Corp.	3.824%	1/20/28	25,668	24,660
[1]	Bank of America Corp.	2.551%	2/4/28	24,228	22,407
[1]	Bank of America Corp.	3.705%	4/24/28	15,107	14,388
	Bank of America Corp.	4.376%	4/27/28	48,214	46,927
[1]	Bank of America Corp.	3.593%	7/21/28	35,668	33,775
[1]	Bank of America Corp.	4.948%	7/22/28	82,567	81,736

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	6.204%	11/10/28	34,988	36,072
[1]	Bank of America Corp.	3.419%	12/20/28	100,987	94,370
[1]	Bank of America Corp.	3.970%	3/5/29	44,829	42,644
	Bank of America Corp.	5.202%	4/25/29	67,460	67,078
[1]	Bank of America Corp.	2.087%	6/14/29	43,660	38,313
[1]	Bank of America Corp.	4.271%	7/23/29	48,407	46,507
	Bank of America Corp.	5.819%	9/15/29	52,255	53,270
[1]	Bank of America Corp.	3.974%	2/7/30	30,385	28,557
	Bank of America NA	5.650%	8/18/25	31,775	32,000
	Bank of America NA	5.526%	8/18/26	32,566	32,880
[1]	Bank of Montreal	1.850%	5/1/25	38,529	37,019
[1]	Bank of Montreal	3.700%	6/7/25	27,467	26,911
	Bank of Montreal	5.920%	9/25/25	10,115	10,219
	Bank of Montreal	5.300%	6/5/26	18,236	18,280
[1]	Bank of Montreal	1.250%	9/15/26	12,008	10,928
[1]	Bank of Montreal	0.949%	1/22/27	7,005	6,463
[1]	Bank of Montreal	2.650%	3/8/27	30,274	28,246
[1]	Bank of Montreal	4.700%	9/14/27	17,840	17,661
	Bank of Montreal	5.203%	2/1/28	21,549	21,629
	Bank of Montreal	5.717%	9/25/28	26,973	27,655
[1]	Bank of Montreal	3.803%	12/15/32	13,950	12,831
[1]	Bank of New York Mellon Corp.	3.250%	9/11/24	543	537
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	29,909	28,733
[1]	Bank of New York Mellon Corp.	3.950%	11/18/25	10,409	10,185
[1]	Bank of New York Mellon Corp.	0.750%	1/28/26	4,595	4,238
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	22,214	21,206
[1]	Bank of New York Mellon Corp.	5.148%	5/22/26	15,771	15,732
	Bank of New York Mellon Corp.	4.414%	7/24/26	19,182	18,919
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	18,128	17,043
[1]	Bank of New York Mellon Corp.	1.050%	10/15/26	3,084	2,786
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	8,466	7,812
	Bank of New York Mellon Corp.	4.947%	4/26/27	18,170	18,075
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	25,161	23,899
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	5,288	5,002
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	39,610	37,858
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	3,746	3,613
[1]	Bank of New York Mellon Corp.	3.992%	6/13/28	7,735	7,490
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	10,238	8,968
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	18,433	18,876
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	11,020	10,104
	Bank of New York Mellon Corp.	4.543%	2/1/29	15,014	14,739
[1]	Bank of New York Mellon Corp.	6.317%	10/25/29	8,778	9,197
[1]	Bank of Nova Scotia	3.450%	4/11/25	35,483	34,745
	Bank of Nova Scotia	1.300%	6/11/25	12,545	11,923
	Bank of Nova Scotia	5.450%	6/12/25	31,480	31,502
	Bank of Nova Scotia	4.500%	12/16/25	26,549	26,092
	Bank of Nova Scotia	4.750%	2/2/26	7,407	7,350
	Bank of Nova Scotia	1.050%	3/2/26	5,430	5,007
	Bank of Nova Scotia	1.350%	6/24/26	24,126	22,144
	Bank of Nova Scotia	2.700%	8/3/26	31,642	29,879
	Bank of Nova Scotia	1.300%	9/15/26	14,875	13,539
	Bank of Nova Scotia	1.950%	2/2/27	12,471	11,446
	Bank of Nova Scotia	2.951%	3/11/27	4,290	4,038
	Bank of Nova Scotia	5.250%	6/12/28	10,333	10,385
	BankUnited Inc.	4.875%	11/17/25	7,146	6,957
	Barclays plc	3.650%	3/16/25	52,625	51,527
	Barclays plc	4.375%	1/12/26	52,535	51,453
[1]	Barclays plc	2.852%	5/7/26	47,493	45,914
	Barclays plc	5.200%	5/12/26	31,442	31,061
	Barclays plc	5.304%	8/9/26	22,159	22,023
	Barclays plc	7.325%	11/2/26	11,678	11,961
	Barclays plc	5.829%	5/9/27	31,813	31,878
	Barclays plc	6.496%	9/13/27	620	631
	Barclays plc	2.279%	11/24/27	18,925	17,296
	Barclays plc	4.836%	5/9/28	43,875	42,235
	Barclays plc	5.501%	8/9/28	31,355	31,182
	Barclays plc	7.385%	11/2/28	37,423	39,550
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Barclays plc	4.972%	5/16/29	23,646	22,990
	Barclays plc	6.490%	9/13/29	37,850	39,000
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	10,300	9,641
	Berkshire Hathaway Inc.	3.125%	3/15/26	47,704	46,113
	BGC Group Inc.	8.000%	5/25/28	9,465	9,994
	BlackRock Inc.	3.200%	3/15/27	9,097	8,700
	Blackstone Private Credit Fund	7.050%	9/29/25	13,212	13,381
	Blackstone Private Credit Fund	2.625%	12/15/26	20,565	18,576
	Blackstone Private Credit Fund	3.250%	3/15/27	23,338	21,337
[2]	Blackstone Private Credit Fund	7.300%	11/27/28	8,120	8,376
	Blackstone Private Credit Fund	4.000%	1/15/29	4,570	4,155
	Blackstone Secured Lending Fund	3.625%	1/15/26	15,019	14,321
	Blackstone Secured Lending Fund	2.750%	9/16/26	11,613	10,650
	Blackstone Secured Lending Fund	2.125%	2/15/27	9,380	8,391
	Blackstone Secured Lending Fund	2.850%	9/30/28	8,126	7,063
	Blue Owl Capital Corp.	4.000%	3/30/25	2,443	2,385
	Blue Owl Capital Corp.	3.750%	7/22/25	893	861
	Blue Owl Capital Corp.	4.250%	1/15/26	8,357	8,045
	Blue Owl Capital Corp.	3.400%	7/15/26	24,589	22,895
	Blue Owl Capital Corp.	2.625%	1/15/27	5,412	4,901
	Blue Owl Capital Corp.	2.875%	6/11/28	13,860	12,119
	Blue Owl Capital Corp.	5.950%	3/15/29	6,000	5,862
[2]	Blue Owl Capital Corp. II	8.450%	11/15/26	5,975	6,127
[1]	Blue Owl Credit Income Corp.	5.500%	3/21/25	8,456	8,380
[1]	Blue Owl Credit Income Corp.	3.125%	9/23/26	6,118	5,569
[1]	Blue Owl Credit Income Corp.	4.700%	2/8/27	8,201	7,723
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/27	9,745	9,965
[2]	Blue Owl Credit Income Corp.	7.950%	6/13/28	10,565	10,887
[2]	Blue Owl Credit Income Corp.	7.750%	1/15/29	3,985	4,069
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	5,168	4,552
[2]	BNP Paribas SA	2.819%	11/19/25	1,160	1,135
[1]	BPCE SA	3.375%	12/2/26	6,225	5,968
	Brighthouse Financial Inc.	3.700%	6/22/27	8,469	7,986
	Brookfield Finance Inc.	4.250%	6/2/26	9,622	9,447
	Brookfield Finance Inc.	3.900%	1/25/28	17,458	16,741
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	18,199	17,778
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	15,329	15,277
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	26,747	26,224
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	8,601	7,885
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	3,732	3,768
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	16,941	17,241
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	18,469	17,603
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	21,475	21,398
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	9,290	9,623
	Capital One Financial Corp.	4.250%	4/30/25	5,946	5,866
	Capital One Financial Corp.	4.200%	10/29/25	23,575	23,044
	Capital One Financial Corp.	2.636%	3/3/26	11,400	11,058
	Capital One Financial Corp.	4.985%	7/24/26	5,882	5,827
	Capital One Financial Corp.	3.750%	7/28/26	27,255	26,158
	Capital One Financial Corp.	3.750%	3/9/27	31,252	29,832
	Capital One Financial Corp.	3.650%	5/11/27	38,967	37,093
	Capital One Financial Corp.	7.149%	10/29/27	10,004	10,372
	Capital One Financial Corp.	1.878%	11/2/27	29,201	26,496
	Capital One Financial Corp.	4.927%	5/10/28	29,123	28,487
	Capital One Financial Corp.	5.468%	2/1/29	34,351	34,125
	Capital One Financial Corp.	6.312%	6/8/29	14,224	14,567
	Cboe Global Markets Inc.	3.650%	1/12/27	10,898	10,546
	Charles Schwab Corp.	3.000%	3/10/25	10,702	10,449
	Charles Schwab Corp.	4.200%	3/24/25	6,886	6,810

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.625%	4/1/25	9,025	8,852
	Charles Schwab Corp.	3.850%	5/21/25	20,820	20,431
	Charles Schwab Corp.	3.450%	2/13/26	11,685	11,310
	Charles Schwab Corp.	0.900%	3/11/26	13,665	12,530
	Charles Schwab Corp.	1.150%	5/13/26	26,568	24,375
	Charles Schwab Corp.	3.200%	3/2/27	5,200	4,935
	Charles Schwab Corp.	2.450%	3/3/27	33,066	30,639
	Charles Schwab Corp.	3.300%	4/1/27	9,783	9,293
	Charles Schwab Corp.	3.200%	1/25/28	16,453	15,404
	Charles Schwab Corp.	2.000%	3/20/28	18,542	16,438
	Charles Schwab Corp.	5.643%	5/19/29	18,454	18,687
	Charles Schwab Corp.	6.196%	11/17/29	19,280	19,911
	Chubb INA Holdings Inc.	3.350%	5/15/24	1	1
	Chubb INA Holdings Inc.	3.150%	3/15/25	20,863	20,396
	Chubb INA Holdings Inc.	3.350%	5/3/26	33,131	31,940
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	6,500	6,923
	Citibank NA	5.864%	9/29/25	29,544	29,895
[1]	Citibank NA	5.488%	12/4/26	21,055	21,232
	Citibank NA	5.803%	9/29/28	39,876	41,075
	Citigroup Inc.	3.875%	3/26/25	33,721	33,076
	Citigroup Inc.	3.300%	4/27/25	21,838	21,354
	Citigroup Inc.	4.400%	6/10/25	51,897	51,142
	Citigroup Inc.	5.500%	9/13/25	21,277	21,226
	Citigroup Inc.	3.700%	1/12/26	34,467	33,556
	Citigroup Inc.	4.600%	3/9/26	28,648	28,177
[1]	Citigroup Inc.	3.106%	4/8/26	69,443	67,602
	Citigroup Inc.	3.400%	5/1/26	28,127	27,063
	Citigroup Inc.	5.610%	9/29/26	50,808	50,867
	Citigroup Inc.	3.200%	10/21/26	57,745	54,843
	Citigroup Inc.	4.300%	11/20/26	2,488	2,423
	Citigroup Inc.	1.122%	1/28/27	25,962	23,932
	Citigroup Inc.	1.462%	6/9/27	36,212	33,185
	Citigroup Inc.	4.450%	9/29/27	70,720	68,515
[1]	Citigroup Inc.	3.887%	1/10/28	35,440	34,055
[1]	Citigroup Inc.	3.070%	2/24/28	77,125	72,251
	Citigroup Inc.	4.658%	5/24/28	30,684	30,125
[1]	Citigroup Inc.	3.668%	7/24/28	54,607	51,764
	Citigroup Inc.	4.125%	7/25/28	22,770	21,610
[1]	Citigroup Inc.	3.520%	10/27/28	25,936	24,362
[1]	Citigroup Inc.	4.075%	4/23/29	28,401	27,099
	Citigroup Inc.	5.174%	2/13/30	30,800	30,487
[1]	Citizens Bank NA	2.250%	4/28/25	9,056	8,677
[1]	Citizens Bank NA	3.750%	2/18/26	3,574	3,434
	Citizens Bank NA	4.575%	8/9/28	18,210	17,342
	Citizens Financial Group Inc.	4.300%	12/3/25	4,477	4,362
	Citizens Financial Group Inc.	2.850%	7/27/26	11,638	10,875
	Citizens Financial Group Inc.	5.841%	1/23/30	16,560	16,361
	Citizens Financial Group Inc.	4.300%	2/11/31	2,336	1,993
	CME Group Inc.	3.000%	3/15/25	14,149	13,824
	CME Group Inc.	3.750%	6/15/28	7,195	6,941
	CNA Financial Corp.	4.500%	3/1/26	8,257	8,125
	CNA Financial Corp.	3.450%	8/15/27	8,182	7,744
	CNO Financial Group Inc.	5.250%	5/30/25	8,233	8,183
[1]	Comerica Bank	4.000%	7/27/25	1,495	1,449
	Comerica Inc.	4.000%	2/1/29	5,957	5,355
	Comerica Inc.	5.982%	1/30/30	15,930	15,645
	Commonwealth Bank of Australia	5.499%	9/12/25	13,240	13,311
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	9,566	9,368
[1]	Cooperatieve Rabobank UA	5.500%	7/18/25	7,041	7,073
	Cooperatieve Rabobank UA	4.375%	8/4/25	24,255	23,784
	Cooperatieve Rabobank UA	4.850%	1/9/26	24,745	24,630
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	32,721	31,363
	Cooperatieve Rabobank UA	5.500%	10/5/26	14,344	14,505
	Cooperatieve Rabobank UA	4.800%	1/9/29	10,700	10,599
	Corebridge Financial Inc.	3.650%	4/5/27	44,574	42,191
	Corebridge Financial Inc.	3.850%	4/5/29	2,575	2,388
	Corebridge Financial Inc.	6.875%	12/15/52	14,560	14,544
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Credit Suisse AG	2.950%	4/9/25	21,010	20,406
	Credit Suisse AG	1.250%	8/7/26	20,367	18,497
	Credit Suisse AG	5.000%	7/9/27	30,507	30,218
	Credit Suisse AG	7.500%	2/15/28	47,295	50,942
	Deutsche Bank AG	4.500%	4/1/25	29,731	29,161
	Deutsche Bank AG	4.100%	1/13/26	5,241	5,109
[1]	Deutsche Bank AG	4.100%	1/13/26	11,188	10,921
	Deutsche Bank AG	1.686%	3/19/26	13,270	12,365
	Deutsche Bank AG	6.119%	7/14/26	28,936	28,996
	Deutsche Bank AG	2.129%	11/24/26	19,567	18,346
	Deutsche Bank AG	7.146%	7/13/27	21,947	22,526
	Deutsche Bank AG	5.371%	9/9/27	6,750	6,756
	Deutsche Bank AG	2.311%	11/16/27	29,855	27,118
	Deutsche Bank AG	2.552%	1/7/28	20,812	18,956
	Deutsche Bank AG	5.706%	2/8/28	10,000	9,930
	Deutsche Bank AG	6.720%	1/18/29	29,491	30,292
	Deutsche Bank AG	6.819%	11/20/29	17,820	18,424
	Deutsche Bank AG	4.875%	12/1/32	19,228	17,782
[1]	Discover Bank	4.250%	3/13/26	3,575	3,472
[1]	Discover Bank	3.450%	7/27/26	26,678	25,298
[1]	Discover Bank	4.650%	9/13/28	11,146	10,642
	Discover Financial Services	3.750%	3/4/25	7,443	7,305
	Discover Financial Services	4.500%	1/30/26	12,374	12,159
	Discover Financial Services	4.100%	2/9/27	18,585	17,862
	Eaton Vance Corp.	3.500%	4/6/27	2,780	2,646
	Enstar Finance LLC	5.750%	9/1/40	324	310
	Enstar Finance LLC	5.500%	1/15/42	10,509	9,559
	Enstar Group Ltd.	4.950%	6/1/29	1,664	1,619
	Equitable Holdings Inc.	4.350%	4/20/28	26,299	25,338
	F&G Annuities & Life Inc.	7.400%	1/13/28	6,767	6,940
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	10,285	10,066
	Fidelity National Financial Inc.	4.500%	8/15/28	2,373	2,281
	Fifth Third Bancorp	2.550%	5/5/27	15,507	14,238
	Fifth Third Bancorp	1.707%	11/1/27	8,071	7,240
	Fifth Third Bancorp	4.055%	4/25/28	7,297	6,902
	Fifth Third Bancorp	6.361%	10/27/28	28,925	29,475
	Fifth Third Bancorp	6.339%	7/27/29	22,523	23,129
[1]	Fifth Third Bank NA	3.950%	7/28/25	11,237	10,987
[1]	Fifth Third Bank NA	3.850%	3/15/26	13,984	13,448
[1]	Fifth Third Bank NA	2.250%	2/1/27	7,747	7,103
	First Horizon Corp.	4.000%	5/26/25	2,371	2,308
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,725	6,814
	Franklin Resources Inc.	2.850%	3/30/25	5,654	5,508
	FS KKR Capital Corp.	3.400%	1/15/26	33,006	31,219
	FS KKR Capital Corp.	2.625%	1/15/27	4,534	4,104
	FS KKR Capital Corp.	3.125%	10/12/28	8,837	7,631
	FS KKR Capital Corp.	7.875%	1/15/29	8,121	8,394
	GATX Corp.	3.250%	3/30/25	3,870	3,773
	GATX Corp.	3.250%	9/15/26	5,102	4,862
[3]	GATX Corp.	5.400%	3/15/27	5,600	5,610
	GATX Corp.	3.850%	3/30/27	4,466	4,284
	GATX Corp.	4.550%	11/7/28	9,179	8,963
	GE Capital Funding LLC	3.450%	5/15/25	25,503	24,906
	Global Payments Inc.	1.200%	3/1/26	27,846	25,635
	Global Payments Inc.	4.800%	4/1/26	21,838	21,549
	Global Payments Inc.	2.150%	1/15/27	9,589	8,800
	Global Payments Inc.	4.950%	8/15/27	7,874	7,797
	Globe Life Inc.	4.550%	9/15/28	9,801	9,552
	Goldman Sachs BDC Inc.	2.875%	1/15/26	7,349	6,989
	Goldman Sachs Group Inc.	3.500%	4/1/25	74,771	73,226
	Goldman Sachs Group Inc.	3.750%	5/22/25	38,575	37,832
	Goldman Sachs Group Inc.	4.250%	10/21/25	30,500	29,952
	Goldman Sachs Group Inc.	3.750%	2/25/26	32,609	31,794
	Goldman Sachs Group Inc.	5.798%	8/10/26	36,095	36,292
	Goldman Sachs Group Inc.	3.500%	11/16/26	44,120	42,319
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	25,833	23,936
	Goldman Sachs Group Inc.	5.950%	1/15/27	12,509	12,766

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.850%	1/26/27	50,490	48,784
	Goldman Sachs Group Inc.	1.431%	3/9/27	39,504	36,515
	Goldman Sachs Group Inc.	4.387%	6/15/27	13,143	12,900
	Goldman Sachs Group Inc.	1.542%	9/10/27	35,535	32,300
	Goldman Sachs Group Inc.	1.948%	10/21/27	76,949	70,464
	Goldman Sachs Group Inc.	2.640%	2/24/28	74,255	68,795
	Goldman Sachs Group Inc.	3.615%	3/15/28	55,838	53,244
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	38,038	36,283
	Goldman Sachs Group Inc.	4.482%	8/23/28	41,086	40,082
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	34,878	32,947
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	48,695	46,691
	Goldman Sachs Group Inc.	6.484%	10/24/29	27,585	28,913
	Golub Capital BDC Inc.	2.500%	8/24/26	13,944	12,699
	Golub Capital BDC Inc.	2.050%	2/15/27	4,761	4,189
	Golub Capital BDC Inc.	7.050%	12/5/28	8,325	8,482
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,781	3,709
	Hercules Capital Inc.	2.625%	9/16/26	3,394	3,057
[2]	HPS Corporate Lending Fund	6.750%	1/30/29	6,260	6,201
	HSBC Holdings plc	4.250%	8/18/25	23,632	23,144
	HSBC Holdings plc	4.300%	3/8/26	48,032	46,997
	HSBC Holdings plc	2.999%	3/10/26	45,045	43,787
[1]	HSBC Holdings plc	1.645%	4/18/26	51,036	48,697
	HSBC Holdings plc	3.900%	5/25/26	31,883	30,895
[1]	HSBC Holdings plc	2.099%	6/4/26	27,439	26,242
[1]	HSBC Holdings plc	4.292%	9/12/26	59,920	58,754
	HSBC Holdings plc	7.336%	11/3/26	29,714	30,578
	HSBC Holdings plc	4.375%	11/23/26	24,538	23,868
	HSBC Holdings plc	1.589%	5/24/27	27,474	25,149
	HSBC Holdings plc	5.887%	8/14/27	34,660	34,874
	HSBC Holdings plc	2.251%	11/22/27	47,338	43,330
[1]	HSBC Holdings plc	4.041%	3/13/28	46,750	44,794
	HSBC Holdings plc	4.755%	6/9/28	29,853	29,148
	HSBC Holdings plc	5.210%	8/11/28	34,293	33,964
[1]	HSBC Holdings plc	2.013%	9/22/28	23,458	20,786
	HSBC Holdings plc	7.390%	11/3/28	41,382	43,811
	HSBC Holdings plc	6.161%	3/9/29	32,725	33,432
[1]	HSBC Holdings plc	4.583%	6/19/29	48,900	47,041
	HSBC Holdings plc	2.206%	8/17/29	32,040	27,816
[3]	HSBC USA Inc.	5.294%	3/4/27	16,000	16,013
	Huntington Bancshares Inc.	4.000%	5/15/25	8,084	7,938
	Huntington Bancshares Inc.	4.443%	8/4/28	17,105	16,426
	Huntington Bancshares Inc.	6.208%	8/21/29	19,875	20,215
	Huntington National Bank	4.552%	5/17/28	13,992	13,488
	ING Groep NV	3.869%	3/28/26	18,783	18,424
	ING Groep NV	3.950%	3/29/27	39,736	38,258
	ING Groep NV	1.726%	4/1/27	8,729	8,079
	ING Groep NV	4.017%	3/28/28	17,307	16,612
	ING Groep NV	4.550%	10/2/28	21,170	20,638
	Intercontinental Exchange Inc.	3.650%	5/23/25	29,423	28,848
	Intercontinental Exchange Inc.	3.750%	12/1/25	29,604	28,868
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,584	7,122
	Intercontinental Exchange Inc.	4.000%	9/15/27	28,967	27,973
	Intercontinental Exchange Inc.	3.750%	9/21/28	1,653	1,578
	Intercontinental Exchange Inc.	4.350%	6/15/29	5,810	5,639
	Invesco Finance plc	3.750%	1/15/26	8,248	8,015
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	1,363	1,347
	Jefferies Financial Group Inc.	4.850%	1/15/27	8,472	8,413
	Jefferies Financial Group Inc.	6.450%	6/8/27	10,122	10,433
	Jefferies Financial Group Inc.	5.875%	7/21/28	20,815	21,220
	JPMorgan Chase & Co.	3.900%	7/15/25	36,420	35,799
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	61,552	59,330
	JPMorgan Chase & Co.	3.300%	4/1/26	35,441	34,181
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	58,436	56,232
	JPMorgan Chase & Co.	4.080%	4/26/26	53,744	52,940
	JPMorgan Chase & Co.	3.200%	6/15/26	30,269	29,117
	JPMorgan Chase & Co.	2.950%	10/1/26	49,967	47,493
	JPMorgan Chase & Co.	7.625%	10/15/26	4,279	4,547
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.045%	11/19/26	39,574	36,815
	JPMorgan Chase & Co.	4.125%	12/15/26	35,671	34,820
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	19,913	19,433
	JPMorgan Chase & Co.	1.040%	2/4/27	20,596	18,980
	JPMorgan Chase & Co.	1.578%	4/22/27	57,192	52,862
	JPMorgan Chase & Co.	8.000%	4/29/27	13,423	14,597
	JPMorgan Chase & Co.	1.470%	9/22/27	47,333	43,009
	JPMorgan Chase & Co.	4.250%	10/1/27	14,566	14,248
	JPMorgan Chase & Co.	6.070%	10/22/27	22,990	23,428
	JPMorgan Chase & Co.	5.040%	1/23/28	42,010	41,786
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	43,864	42,110
	JPMorgan Chase & Co.	2.947%	2/24/28	27,244	25,512
	JPMorgan Chase & Co.	4.323%	4/26/28	57,605	56,222
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	72,678	69,049
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	10,669	9,717
	JPMorgan Chase & Co.	4.851%	7/25/28	72,572	71,766
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	35,951	33,867
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	48,643	46,442
	JPMorgan Chase & Co.	2.069%	6/1/29	31,519	27,753
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	38,530	37,014
	JPMorgan Chase & Co.	5.299%	7/24/29	37,103	37,203
	JPMorgan Chase & Co.	6.087%	10/23/29	42,830	44,275
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	11,270	10,899
	JPMorgan Chase & Co.	5.012%	1/23/30	56,855	56,257
	JPMorgan Chase Bank NA	5.110%	12/8/26	36,015	36,055
[1]	KeyBank NA	3.300%	6/1/25	8,917	8,574
[1]	KeyBank NA	4.150%	8/8/25	17,641	17,083
	KeyBank NA	4.700%	1/26/26	3,600	3,498
[1]	KeyBank NA	3.400%	5/20/26	8,919	8,383
[1]	KeyBank NA	5.850%	11/15/27	13,879	13,691
[1]	KeyBank NA	4.390%	12/14/27	8,231	7,708
[1]	KeyBank NA	6.950%	2/1/28	4,545	4,647
[1]	KeyCorp	4.150%	10/29/25	10,989	10,654
[1]	KeyCorp	2.250%	4/6/27	22,195	19,798
[1]	KeyCorp	4.100%	4/30/28	13,475	12,612
	Lazard Group LLC	3.625%	3/1/27	7,367	6,969
	Lazard Group LLC	4.500%	9/19/28	8,216	7,880
	Legg Mason Inc.	4.750%	3/15/26	2,535	2,517
	Lincoln National Corp.	3.350%	3/9/25	2,337	2,280
	Lincoln National Corp.	3.625%	12/12/26	5,319	5,078
	Lincoln National Corp.	3.800%	3/1/28	6,500	6,183
	Lloyds Bank plc	3.500%	5/14/25	4,254	4,154
	Lloyds Banking Group plc	4.450%	5/8/25	24,085	23,771
	Lloyds Banking Group plc	4.582%	12/10/25	37,871	37,106
	Lloyds Banking Group plc	3.511%	3/18/26	6,850	6,687
	Lloyds Banking Group plc	4.650%	3/24/26	15,147	14,841
	Lloyds Banking Group plc	4.716%	8/11/26	20,276	20,004
	Lloyds Banking Group plc	3.750%	1/11/27	18,001	17,270
	Lloyds Banking Group plc	1.627%	5/11/27	8,582	7,872
	Lloyds Banking Group plc	5.462%	1/5/28	16,459	16,394
	Lloyds Banking Group plc	3.750%	3/18/28	23,025	21,818
	Lloyds Banking Group plc	4.375%	3/22/28	36,402	35,157
	Lloyds Banking Group plc	4.550%	8/16/28	8,835	8,572
[1]	Lloyds Banking Group plc	3.574%	11/7/28	18,936	17,660
	Lloyds Banking Group plc	5.871%	3/6/29	32,462	32,778
	Loews Corp.	3.750%	4/1/26	8,680	8,439
	LPL Holdings Inc.	6.750%	11/17/28	12,257	12,789
	M&T Bank Corp.	4.553%	8/16/28	9,372	8,933
	M&T Bank Corp.	7.413%	10/30/29	11,110	11,654
	Main Street Capital Corp.	3.000%	7/14/26	9,871	9,109
	Main Street Capital Corp.	6.950%	3/1/29	3,500	3,511
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	11,835	11,718
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	22,009	21,429
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	9,810	8,946
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	18,814	18,097
	Manulife Financial Corp.	4.150%	3/4/26	16,626	16,295
	Manulife Financial Corp.	2.484%	5/19/27	10,085	9,364

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Manulife Financial Corp.	4.061%	2/24/32	9,382	8,942
	Markel Group Inc.	3.500%	11/1/27	5,114	4,817
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	17,420	17,110
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	9,627	9,392
	Mastercard Inc.	2.000%	3/3/25	20,931	20,286
	Mastercard Inc.	2.950%	11/21/26	12,291	11,724
	Mastercard Inc.	3.300%	3/26/27	14,366	13,766
	Mastercard Inc.	4.875%	3/9/28	20,291	20,518
	Mercury General Corp.	4.400%	3/15/27	6,900	6,589
	MetLife Inc.	3.000%	3/1/25	14,184	13,865
	MetLife Inc.	3.600%	11/13/25	8,038	7,842
	MGIC Investment Corp.	5.250%	8/15/28	1,950	1,884
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	5,157	5,074
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	28,184	26,703
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	29,608	28,864
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	1,486	1,457
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	8,086	8,078
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,746	4,474
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	16,336	15,745
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	71,332	65,265
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	18,602	17,591
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	6,922	6,305
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	38,731	35,758
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	11,817	11,382
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	5,796	5,600
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	22,293	22,133
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	9,206	8,910
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	19,944	19,994
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	27,748	27,945
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	9,420	9,440
	Mizuho Financial Group Inc.	2.651%	5/22/26	3,907	3,771
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	12,342	11,839
	Mizuho Financial Group Inc.	2.839%	9/13/26	13,638	12,850
	Mizuho Financial Group Inc.	3.663%	2/28/27	6,168	5,904
	Mizuho Financial Group Inc.	1.234%	5/22/27	25,567	23,359
	Mizuho Financial Group Inc.	1.554%	7/9/27	11,740	10,748
	Mizuho Financial Group Inc.	4.018%	3/5/28	27,115	26,068
	Mizuho Financial Group Inc.	5.414%	9/13/28	26,551	26,664
	Mizuho Financial Group Inc.	5.667%	5/27/29	13,604	13,786
	Mizuho Financial Group Inc.	5.778%	7/6/29	27,075	27,567
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	17,273	16,552
[1]	Morgan Stanley	4.000%	7/23/25	54,827	53,890
	Morgan Stanley	5.000%	11/24/25	27,701	27,537
[1]	Morgan Stanley	3.875%	1/27/26	70,340	68,630
[1]	Morgan Stanley	2.188%	4/28/26	50,569	48,667
	Morgan Stanley	4.679%	7/17/26	26,765	26,482
[1]	Morgan Stanley	3.125%	7/27/26	61,261	58,410
[1]	Morgan Stanley	6.250%	8/9/26	6,790	6,949
[1]	Morgan Stanley	4.350%	9/8/26	45,567	44,542
	Morgan Stanley	6.138%	10/16/26	4,977	5,036
	Morgan Stanley	0.985%	12/10/26	24,092	22,230
	Morgan Stanley	3.625%	1/20/27	56,036	54,026
	Morgan Stanley	5.050%	1/28/27	25,280	25,190
	Morgan Stanley	3.950%	4/23/27	33,986	32,711
	Morgan Stanley	1.593%	5/4/27	86,338	79,599
[1]	Morgan Stanley	1.512%	7/20/27	52,855	48,341
	Morgan Stanley	2.475%	1/21/28	20,627	19,080
	Morgan Stanley	4.210%	4/20/28	29,029	28,093
[1]	Morgan Stanley	3.591%	7/22/28	39,330	37,220
	Morgan Stanley	6.296%	10/18/28	39,546	40,876
[1]	Morgan Stanley	3.772%	1/24/29	39,028	36,886
	Morgan Stanley	5.123%	2/1/29	62,430	62,056
[1]	Morgan Stanley	5.164%	4/20/29	52,140	51,777
	Morgan Stanley	5.449%	7/20/29	34,093	34,234
	Morgan Stanley	6.407%	11/1/29	28,835	30,084
	Morgan Stanley	5.173%	1/16/30	52,070	51,746
[1]	Morgan Stanley	4.431%	1/23/30	40,510	38,901
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley Bank NA	5.479%	7/16/25	9,990	10,030
[1]	Morgan Stanley Bank NA	4.754%	4/21/26	16,856	16,751
[1]	Morgan Stanley Bank NA	5.882%	10/30/26	30,650	31,211
[1]	Morgan Stanley Bank NA	4.952%	1/14/28	17,175	17,078
	Morgan Stanley Direct Lending Fund	4.500%	2/11/27	2,469	2,360
	Nasdaq Inc.	5.650%	6/28/25	6,832	6,854
	Nasdaq Inc.	3.850%	6/30/26	12,380	12,015
	Nasdaq Inc.	5.350%	6/28/28	20,585	20,791
	National Australia Bank Ltd.	5.200%	5/13/25	21,288	21,299
	National Australia Bank Ltd.	4.750%	12/10/25	12,830	12,769
	National Australia Bank Ltd.	4.966%	1/12/26	23,955	23,911
	National Australia Bank Ltd.	3.375%	1/14/26	14,633	14,195
[1]	National Australia Bank Ltd.	2.500%	7/12/26	18,788	17,725
	National Australia Bank Ltd.	3.905%	6/9/27	14,526	14,083
	National Australia Bank Ltd.	4.944%	1/12/28	18,738	18,730
	National Australia Bank Ltd.	4.900%	6/13/28	21,065	21,016
	National Australia Bank Ltd.	4.787%	1/10/29	13,460	13,371
	National Bank of Canada	5.600%	12/18/28	20,070	20,268
	NatWest Group plc	4.800%	4/5/26	29,105	28,745
	NatWest Group plc	7.472%	11/10/26	31,538	32,402
	NatWest Group plc	5.847%	3/2/27	16,686	16,752
	NatWest Group plc	1.642%	6/14/27	27,601	25,228
	NatWest Group plc	5.583%	3/1/28	5,000	5,004
[1]	NatWest Group plc	3.073%	5/22/28	14,896	13,826
	NatWest Group plc	5.516%	9/30/28	18,512	18,497
[1]	NatWest Group plc	4.892%	5/18/29	45,345	44,124
	NatWest Group plc	5.808%	9/13/29	7,345	7,419
[1]	NatWest Group plc	5.076%	1/27/30	20,040	19,592
	Nomura Holdings Inc.	5.099%	7/3/25	16,724	16,585
	Nomura Holdings Inc.	1.851%	7/16/25	32,512	30,869
	Nomura Holdings Inc.	5.709%	1/9/26	2,165	2,169
	Nomura Holdings Inc.	1.653%	7/14/26	18,018	16,477
	Nomura Holdings Inc.	2.329%	1/22/27	30,790	28,215
	Nomura Holdings Inc.	5.386%	7/6/27	2,312	2,307
	Nomura Holdings Inc.	6.070%	7/12/28	13,536	13,858
	Nomura Holdings Inc.	2.172%	7/14/28	17,173	14,969
	Northern Trust Corp.	3.950%	10/30/25	6,636	6,509
	Northern Trust Corp.	4.000%	5/10/27	21,556	20,935
	Northern Trust Corp.	3.650%	8/3/28	9,313	8,905
[1]	Northern Trust Corp.	3.375%	5/8/32	4,236	3,929
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	5,708	5,095
[2]	Oaktree Strategic Credit Fund	8.400%	11/14/28	5,385	5,650
	Old Republic International Corp.	3.875%	8/26/26	9,200	8,901
	ORIX Corp.	3.700%	7/18/27	2,115	2,022
	ORIX Corp.	5.000%	9/13/27	12,185	12,172
	PayPal Holdings Inc.	1.650%	6/1/25	23,414	22,417
	PayPal Holdings Inc.	2.650%	10/1/26	30,454	28,716
[1]	PNC Bank NA	3.875%	4/10/25	13,796	13,533
[1]	PNC Bank NA	3.250%	6/1/25	3,738	3,638
[1]	PNC Bank NA	4.200%	11/1/25	10,285	10,043
[1]	PNC Bank NA	3.100%	10/25/27	8,584	7,974
[1]	PNC Bank NA	3.250%	1/22/28	5,581	5,183
[1]	PNC Bank NA	4.050%	7/26/28	19,697	18,629
	PNC Financial Services Group Inc.	5.812%	6/12/26	19,244	19,269
	PNC Financial Services Group Inc.	2.600%	7/23/26	23,707	22,288
	PNC Financial Services Group Inc.	1.150%	8/13/26	11,833	10,738
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,484	10,358
	PNC Financial Services Group Inc.	3.150%	5/19/27	8,243	7,758
	PNC Financial Services Group Inc.	6.615%	10/20/27	17,971	18,451
	PNC Financial Services Group Inc.	5.300%	1/21/28	27,360	27,326
	PNC Financial Services Group Inc.	5.354%	12/2/28	12,463	12,457
	PNC Financial Services Group Inc.	5.582%	6/12/29	48,099	48,404
	Principal Financial Group Inc.	3.400%	5/15/25	7,207	7,039
	Principal Financial Group Inc.	3.100%	11/15/26	5,380	5,105
	Progressive Corp.	2.450%	1/15/27	15,651	14,604
	Progressive Corp.	2.500%	3/15/27	12,868	11,980
	Progressive Corp.	4.000%	3/1/29	11,213	10,786

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prospect Capital Corp.	3.706%	1/22/26	6,649	6,267
	Prospect Capital Corp.	3.364%	11/15/26	5,113	4,613
	Prospect Capital Corp.	3.437%	10/15/28	5,015	4,269
[1]	Prudential Financial Inc.	1.500%	3/10/26	7,480	6,969
[1]	Prudential Financial Inc.	5.375%	5/15/45	7,440	7,326
[1]	Prudential Financial Inc.	4.500%	9/15/47	20,095	18,814
[1]	Prudential Financial Inc.	5.700%	9/15/48	8,644	8,444
[3]	Radian Group Inc.	6.200%	5/15/29	4,866	4,878
	Regions Financial Corp.	2.250%	5/18/25	12,690	12,151
	Regions Financial Corp.	1.800%	8/12/28	12,869	10,960
	Reinsurance Group of America Inc.	3.950%	9/15/26	3,745	3,662
	RenaissanceRe Finance Inc.	3.700%	4/1/25	4,975	4,873
	RenaissanceRe Finance Inc.	3.450%	7/1/27	5,142	4,837
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,533	1,413
	Royal Bank of Canada	3.375%	4/14/25	12,713	12,450
[1]	Royal Bank of Canada	4.950%	4/25/25	18,510	18,463
[1]	Royal Bank of Canada	1.150%	6/10/25	44,241	42,030
[1]	Royal Bank of Canada	0.875%	1/20/26	28,835	26,693
[1]	Royal Bank of Canada	4.650%	1/27/26	39,418	39,025
	Royal Bank of Canada	1.200%	4/27/26	42,777	39,365
[1]	Royal Bank of Canada	1.150%	7/14/26	18,578	16,972
[1]	Royal Bank of Canada	1.400%	11/2/26	13,917	12,647
[1]	Royal Bank of Canada	4.875%	1/19/27	11,125	11,070
[1]	Royal Bank of Canada	2.050%	1/21/27	8,554	7,894
	Royal Bank of Canada	3.625%	5/4/27	12,283	11,772
[1]	Royal Bank of Canada	4.240%	8/3/27	27,282	26,580
[1]	Royal Bank of Canada	6.000%	11/1/27	15,259	15,712
[1]	Royal Bank of Canada	4.900%	1/12/28	18,794	18,732
[1]	Royal Bank of Canada	5.200%	8/1/28	12,650	12,719
[1]	Royal Bank of Canada	4.950%	2/1/29	7,363	7,315
	Santander Holdings USA Inc.	3.450%	6/2/25	15,832	15,353
	Santander Holdings USA Inc.	4.500%	7/17/25	14,683	14,394
	Santander Holdings USA Inc.	5.807%	9/9/26	5,290	5,277
	Santander Holdings USA Inc.	3.244%	10/5/26	33,047	30,965
	Santander Holdings USA Inc.	4.400%	7/13/27	26,799	25,683
	Santander Holdings USA Inc.	2.490%	1/6/28	14,113	12,763
	Santander Holdings USA Inc.	6.499%	3/9/29	14,105	14,324
	Santander Holdings USA Inc.	6.174%	1/9/30	16,835	16,780
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	10,857	10,170
	Santander UK Group Holdings plc	6.833%	11/21/26	19,410	19,696
	Santander UK Group Holdings plc	1.673%	6/14/27	16,812	15,283
	Santander UK Group Holdings plc	2.469%	1/11/28	25,832	23,524
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	15,026	14,026
	Santander UK Group Holdings plc	6.534%	1/10/29	24,020	24,638
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	6,828	6,272
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	7,370	7,504
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	5,715	5,626
	State Street Corp.	3.550%	8/18/25	25,756	25,233
	State Street Corp.	2.901%	3/30/26	13,546	13,191
	State Street Corp.	5.104%	5/18/26	16,110	16,050
	State Street Corp.	2.650%	5/19/26	13,264	12,614
	State Street Corp.	5.272%	8/3/26	13,114	13,157
	State Street Corp.	5.751%	11/4/26	10,312	10,357
	State Street Corp.	2.203%	2/7/28	15,802	14,537
	State Street Corp.	5.820%	11/4/28	6,658	6,811
	State Street Corp.	5.684%	11/21/29	18,880	19,302
[1]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	969	947
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	60,094	57,123
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	16,368	15,135
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	13,937	13,980
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	9,038	8,791
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	3,095	3,141
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	24,620	23,242
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	62,400	56,844
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	31,299	29,632
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	29,094	27,863
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	8,583	7,925
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	15,956	15,122
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	48,384	49,148
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	14,614	15,010
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	6,163	5,898
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	12,201	12,473
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	67,746	58,941
[1]	Synchrony Bank	5.400%	8/22/25	5,805	5,737
	Synchrony Bank	5.625%	8/23/27	9,945	9,676
	Synchrony Financial	4.500%	7/23/25	25,125	24,556
	Synchrony Financial	3.700%	8/4/26	13,258	12,511
	Synchrony Financial	3.950%	12/1/27	12,502	11,580
	Synovus Bank	5.625%	2/15/28	8,669	8,351
	Toronto-Dominion Bank	3.766%	6/6/25	37,673	37,001
[1]	Toronto-Dominion Bank	1.150%	6/12/25	33,293	31,602
[1]	Toronto-Dominion Bank	0.750%	9/11/25	9,424	8,830
[1]	Toronto-Dominion Bank	0.750%	1/6/26	20,379	18,850
[1]	Toronto-Dominion Bank	1.200%	6/3/26	26,975	24,748
[1]	Toronto-Dominion Bank	5.532%	7/17/26	11,498	11,600
[1]	Toronto-Dominion Bank	1.250%	9/10/26	36,144	32,931
[1]	Toronto-Dominion Bank	1.950%	1/12/27	15,157	13,950
[1]	Toronto-Dominion Bank	2.800%	3/10/27	9,421	8,835
	Toronto-Dominion Bank	4.108%	6/8/27	14,172	13,754
[1]	Toronto-Dominion Bank	4.693%	9/15/27	45,493	44,974
	Toronto-Dominion Bank	5.156%	1/10/28	19,613	19,672
[1]	Toronto-Dominion Bank	5.523%	7/17/28	17,040	17,313
[1]	Toronto-Dominion Bank	3.625%	9/15/31	28,778	27,464
	Trinity Acquisition plc	4.400%	3/15/26	9,236	9,050
[1]	Truist Bank	1.500%	3/10/25	25,861	24,849
[1]	Truist Bank	3.625%	9/16/25	28,421	27,573
[1]	Truist Bank	4.050%	11/3/25	7,186	7,032
[1]	Truist Bank	3.300%	5/15/26	9,611	9,153
[1]	Truist Bank	3.800%	10/30/26	13,100	12,511
	Truist Financial Corp.	4.000%	5/1/25	27,957	27,451
[1]	Truist Financial Corp.	3.700%	6/5/25	24,057	23,527
[1]	Truist Financial Corp.	1.200%	8/5/25	8,347	7,851
[1]	Truist Financial Corp.	4.260%	7/28/26	17,322	16,968
[1]	Truist Financial Corp.	5.900%	10/28/26	17,482	17,521
[1]	Truist Financial Corp.	1.267%	3/2/27	7,615	6,990
[1]	Truist Financial Corp.	6.047%	6/8/27	24,319	24,555
[1]	Truist Financial Corp.	1.125%	8/3/27	3,016	2,625
[1]	Truist Financial Corp.	4.123%	6/6/28	17,165	16,492
[1]	Truist Financial Corp.	4.873%	1/26/29	29,079	28,300
[1]	Truist Financial Corp.	1.887%	6/7/29	15,240	13,089
[1]	Truist Financial Corp.	7.161%	10/30/29	19,300	20,431
[1]	Truist Financial Corp.	5.435%	1/24/30	27,390	27,117
	UBS AG	5.800%	9/11/25	12,760	12,850
	UBS AG	5.650%	9/11/28	27,926	28,483
	UBS Group AG	3.750%	3/26/25	41,838	40,971
	UBS Group AG	4.550%	4/17/26	41,422	40,684
	US Bancorp	1.450%	5/12/25	20,041	19,177
[1]	US Bancorp	3.950%	11/17/25	4,804	4,700
[1]	US Bancorp	3.100%	4/27/26	23,646	22,578

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	US Bancorp	2.375%	7/22/26	20,890	19,576
	US Bancorp	5.727%	10/21/26	18,795	18,874
[1]	US Bancorp	3.150%	4/27/27	21,826	20,607
	US Bancorp	6.787%	10/26/27	9,123	9,423
[1]	US Bancorp	2.215%	1/27/28	11,579	10,606
[1]	US Bancorp	3.900%	4/26/28	21,452	20,533
[1]	US Bancorp	4.548%	7/22/28	27,072	26,431
	US Bancorp	4.653%	2/1/29	35,171	34,180
	US Bancorp	5.775%	6/12/29	27,060	27,337
	US Bancorp	5.384%	1/23/30	22,667	22,539
	Visa Inc.	3.150%	12/14/25	71,242	69,098
	Visa Inc.	1.900%	4/15/27	32,751	30,155
	Visa Inc.	0.750%	8/15/27	6,104	5,360
	Visa Inc.	2.750%	9/15/27	5,373	5,032
	Voya Financial Inc.	3.650%	6/15/26	12,633	12,146
[1]	Voya Financial Inc.	4.700%	1/23/48	6,515	5,477
	Wachovia Corp.	7.574%	8/1/26	2,858	2,997
[1]	Wells Fargo & Co.	3.550%	9/29/25	51,671	50,337
	Wells Fargo & Co.	3.000%	4/22/26	46,828	44,682
[1]	Wells Fargo & Co.	3.908%	4/25/26	54,670	53,615
[1]	Wells Fargo & Co.	2.188%	4/30/26	41,623	39,938
[1]	Wells Fargo & Co.	4.100%	6/3/26	24,982	24,322
[1]	Wells Fargo & Co.	4.540%	8/15/26	35,560	35,071
	Wells Fargo & Co.	3.000%	10/23/26	59,636	56,348
[1]	Wells Fargo & Co.	3.196%	6/17/27	29,974	28,530
[1]	Wells Fargo & Co.	4.300%	7/22/27	51,779	50,264
[1]	Wells Fargo & Co.	3.526%	3/24/28	75,561	71,643
[1]	Wells Fargo & Co.	3.584%	5/22/28	51,868	49,128
[1]	Wells Fargo & Co.	2.393%	6/2/28	46,024	41,981
[1]	Wells Fargo & Co.	4.808%	7/25/28	49,957	49,073
[1]	Wells Fargo & Co.	4.150%	1/24/29	40,338	38,608
[1]	Wells Fargo & Co.	5.574%	7/25/29	79,122	79,673
	Wells Fargo & Co.	6.303%	10/23/29	30,970	32,097
	Wells Fargo & Co.	5.198%	1/23/30	45,292	44,902
[1]	Wells Fargo Bank NA	5.550%	8/1/25	24,392	24,492
	Wells Fargo Bank NA	4.811%	1/15/26	16,705	16,617
[1]	Wells Fargo Bank NA	5.450%	8/7/26	35,957	36,274
	Wells Fargo Bank NA	5.254%	12/11/26	26,730	26,825
	Western Union Co.	1.350%	3/15/26	5,388	4,959
	Westpac Banking Corp.	5.512%	11/17/25	17,481	17,612
	Westpac Banking Corp.	2.850%	5/13/26	34,671	33,130
	Westpac Banking Corp.	1.150%	6/3/26	21,646	19,891
	Westpac Banking Corp.	2.700%	8/19/26	20,395	19,340
	Westpac Banking Corp.	3.350%	3/8/27	16,988	16,247
	Westpac Banking Corp.	5.457%	11/18/27	33,910	34,477
	Westpac Banking Corp.	5.535%	11/17/28	25,293	25,894
	Westpac Banking Corp.	1.953%	11/20/28	16,085	14,109
[1]	Westpac Banking Corp.	2.894%	2/4/30	6,466	6,269
[1]	Westpac Banking Corp.	4.322%	11/23/31	25,608	24,589
	Willis North America Inc.	4.650%	6/15/27	17,708	17,379
	Willis North America Inc.	4.500%	9/15/28	8,940	8,627
					16,985,727
Health Care (8.1%)
	Abbott Laboratories	2.950%	3/15/25	10,888	10,653
	Abbott Laboratories	3.875%	9/15/25	836	823
[4]	Abbott Laboratories	3.750%	11/30/26	40,617	39,574
	Abbott Laboratories	1.150%	1/30/28	5,415	4,748
	AbbVie Inc.	3.800%	3/15/25	54,629	53,522
	AbbVie Inc.	3.600%	5/14/25	70,920	69,497
	AbbVie Inc.	3.200%	5/14/26	30,259	29,122
	AbbVie Inc.	2.950%	11/21/26	65,268	61,893
	AbbVie Inc.	4.800%	3/15/27	45,000	44,873
	AbbVie Inc.	4.250%	11/14/28	26,099	25,495
	AbbVie Inc.	4.800%	3/15/29	30,000	29,864
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	6,579	6,316
	Agilent Technologies Inc.	3.050%	9/22/26	6,075	5,777
	Amgen Inc.	5.250%	3/2/25	43,716	43,633
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.125%	5/1/25	6,494	6,332
	Amgen Inc.	5.507%	3/2/26	15,175	15,160
	Amgen Inc.	2.600%	8/19/26	19,040	17,971
	Amgen Inc.	2.200%	2/21/27	25,138	23,162
	Amgen Inc.	3.200%	11/2/27	10,105	9,497
	Amgen Inc.	5.150%	3/2/28	87,318	87,491
	Amgen Inc.	1.650%	8/15/28	16,699	14,527
	AstraZeneca Finance LLC	1.200%	5/28/26	23,428	21,548
	AstraZeneca Finance LLC	4.800%	2/26/27	22,500	22,442
	AstraZeneca Finance LLC	4.875%	3/3/28	21,743	21,723
	AstraZeneca Finance LLC	1.750%	5/28/28	21,432	18,945
	AstraZeneca Finance LLC	4.850%	2/26/29	11,389	11,385
	AstraZeneca plc	3.375%	11/16/25	39,707	38,619
	AstraZeneca plc	0.700%	4/8/26	13,582	12,433
	AstraZeneca plc	3.125%	6/12/27	12,039	11,437
	AstraZeneca plc	4.000%	1/17/29	10,181	9,829
	Baxalta Inc.	4.000%	6/23/25	16,434	16,137
	Baxter International Inc.	2.600%	8/15/26	15,440	14,477
	Baxter International Inc.	1.915%	2/1/27	37,134	33,761
	Baxter International Inc.	2.272%	12/1/28	7,916	6,940
	Becton Dickinson & Co.	3.700%	6/6/27	29,931	28,700
	Becton Dickinson & Co.	4.693%	2/13/28	15,830	15,598
	Biogen Inc.	4.050%	9/15/25	12,681	12,431
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	5,611	5,292
	Boston Scientific Corp.	1.900%	6/1/25	17,672	16,945
	Bristol-Myers Squibb Co.	0.750%	11/13/25	9,467	8,808
	Bristol-Myers Squibb Co.	4.950%	2/20/26	13,000	12,981
	Bristol-Myers Squibb Co.	3.200%	6/15/26	37,368	35,947
	Bristol-Myers Squibb Co.	4.900%	2/22/27	5,000	4,994
	Bristol-Myers Squibb Co.	3.250%	2/27/27	6,313	6,059
	Bristol-Myers Squibb Co.	1.125%	11/13/27	9,831	8,616
	Bristol-Myers Squibb Co.	3.450%	11/15/27	14,910	14,218
	Bristol-Myers Squibb Co.	3.900%	2/20/28	28,367	27,395
	Bristol-Myers Squibb Co.	4.900%	2/22/29	20,245	20,193
	Cardinal Health Inc.	3.750%	9/15/25	5,904	5,758
	Cardinal Health Inc.	3.410%	6/15/27	25,198	23,879
	Cencora Inc.	3.250%	3/1/25	12,117	11,851
	Cencora Inc.	3.450%	12/15/27	8,765	8,293
	Centene Corp.	4.250%	12/15/27	51,977	49,545
	Centene Corp.	2.450%	7/15/28	37,468	33,058
[1]	CHRISTUS Health	4.341%	7/1/28	2,073	2,017
[1]	Cigna Group	3.250%	4/15/25	13,495	13,172
[1]	Cigna Group	4.500%	2/25/26	8,682	8,566
	Cigna Group	1.250%	3/15/26	3,715	3,432
[1]	Cigna Group	3.400%	3/1/27	35,743	34,037
	Cigna Group	4.375%	10/15/28	60,363	58,622
	CommonSpirit Health	1.547%	10/1/25	6,380	5,993
	CommonSpirit Health	6.073%	11/1/27	6,050	6,200
	CVS Health Corp.	4.100%	3/25/25	15,375	15,185
	CVS Health Corp.	3.875%	7/20/25	49,857	48,845
	CVS Health Corp.	5.000%	2/20/26	32,988	32,841
	CVS Health Corp.	2.875%	6/1/26	30,559	29,044
	CVS Health Corp.	3.000%	8/15/26	8,767	8,325
	CVS Health Corp.	3.625%	4/1/27	7,997	7,667
	CVS Health Corp.	1.300%	8/21/27	26,745	23,506
	CVS Health Corp.	4.300%	3/25/28	98,258	95,396
	CVS Health Corp.	5.000%	1/30/29	7,065	7,036
	CVS Health Corp.	3.250%	8/15/29	4,425	4,026
	Danaher Corp.	3.350%	9/15/25	2,357	2,299
	Edwards Lifesciences Corp.	4.300%	6/15/28	9,995	9,700
	Elevance Health Inc.	5.350%	10/15/25	9,236	9,225
	Elevance Health Inc.	4.900%	2/8/26	6,752	6,704
	Elevance Health Inc.	1.500%	3/15/26	21,439	19,916
	Elevance Health Inc.	3.650%	12/1/27	22,348	21,371
	Elevance Health Inc.	4.101%	3/1/28	18,249	17,651
	Eli Lilly & Co.	2.750%	6/1/25	11,160	10,849
	Eli Lilly & Co.	4.500%	2/9/27	13,999	13,940

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	5.500%	3/15/27	7,000	7,163
	Eli Lilly & Co.	4.500%	2/9/29	18,310	18,211
	GE HealthCare Technologies Inc.	5.600%	11/15/25	22,557	22,628
	GE HealthCare Technologies Inc.	5.650%	11/15/27	30,485	30,952
	Gilead Sciences Inc.	3.650%	3/1/26	45,316	44,012
	Gilead Sciences Inc.	2.950%	3/1/27	28,031	26,475
	Gilead Sciences Inc.	1.200%	10/1/27	9,580	8,427
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	17,095	16,797
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	30,622	29,608
	HCA Inc.	5.250%	4/15/25	34,124	33,972
	HCA Inc.	5.875%	2/15/26	19,866	19,954
	HCA Inc.	5.250%	6/15/26	14,168	14,081
	HCA Inc.	5.375%	9/1/26	16,966	16,917
	HCA Inc.	4.500%	2/15/27	24,139	23,638
	HCA Inc.	3.125%	3/15/27	45,269	42,543
	HCA Inc.	5.200%	6/1/28	7,507	7,476
	HCA Inc.	5.625%	9/1/28	20,146	20,295
	HCA Inc.	5.875%	2/1/29	10,385	10,570
	Humana Inc.	4.500%	4/1/25	17,835	17,650
	Humana Inc.	1.350%	2/3/27	14,831	13,306
	Humana Inc.	3.950%	3/15/27	7,401	7,138
	Humana Inc.	5.750%	3/1/28	7,964	8,114
	Illumina Inc.	5.800%	12/12/25	8,018	8,016
	Illumina Inc.	5.750%	12/13/27	7,810	7,866
	IQVIA Inc.	5.700%	5/15/28	12,350	12,446
	Johnson & Johnson	0.550%	9/1/25	13,114	12,300
	Johnson & Johnson	2.450%	3/1/26	47,637	45,583
	Johnson & Johnson	2.950%	3/3/27	21,527	20,576
	Johnson & Johnson	2.900%	1/15/28	22,747	21,513
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,220	3,060
	Laboratory Corp. of America Holdings	1.550%	6/1/26	7,545	6,952
	McKesson Corp.	0.900%	12/3/25	15,939	14,800
	McKesson Corp.	5.250%	2/15/26	7,963	7,961
	McKesson Corp.	1.300%	8/15/26	6,265	5,717
	McKesson Corp.	3.950%	2/16/28	5,930	5,754
	McKesson Corp.	4.900%	7/15/28	5,039	5,040
	Medtronic Global Holdings SCA	4.250%	3/30/28	25,325	24,777
	Merck & Co. Inc.	0.750%	2/24/26	21,401	19,789
	Merck & Co. Inc.	1.700%	6/10/27	29,455	26,677
	Merck & Co. Inc.	4.050%	5/17/28	8,351	8,180
	Mylan Inc.	4.550%	4/15/28	22,032	21,247
	Novartis Capital Corp.	3.000%	11/20/25	28,963	28,059
	Novartis Capital Corp.	2.000%	2/14/27	8,131	7,536
	Novartis Capital Corp.	3.100%	5/17/27	21,545	20,500
[1]	PeaceHealth Obligated Group	1.375%	11/15/25	2,190	2,035
	Pfizer Inc.	0.800%	5/28/25	14,268	13,544
	Pfizer Inc.	2.750%	6/3/26	12,589	12,042
	Pfizer Inc.	3.000%	12/15/26	29,949	28,557
	Pfizer Inc.	3.600%	9/15/28	17,334	16,558
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	49,933	49,624
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	50,128	49,480
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	65,758	64,493
	Pharmacia LLC	6.600%	12/1/28	10,675	11,431
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,633	2,468
	Quest Diagnostics Inc.	3.500%	3/30/25	18,048	17,719
	Quest Diagnostics Inc.	3.450%	6/1/26	14,690	14,133
	Revvity Inc.	1.900%	9/15/28	7,945	6,864
	Royalty Pharma plc	1.200%	9/2/25	22,340	20,918
	Royalty Pharma plc	1.750%	9/2/27	19,153	17,027
	Sanofi SA	3.625%	6/19/28	16,674	16,087
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	49,818	47,467
[2]	Solventum Corp.	5.450%	2/25/27	18,175	18,209
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	SSM Health Care Corp.	3.823%	6/1/27	6,837	6,559
	SSM Health Care Corp.	4.894%	6/1/28	1,650	1,642
	Stryker Corp.	1.150%	6/15/25	11,192	10,617
	Stryker Corp.	3.375%	11/1/25	24,278	23,562
	Stryker Corp.	3.500%	3/15/26	5,392	5,228
	Stryker Corp.	3.650%	3/7/28	11,425	10,898
	Stryker Corp.	4.850%	12/8/28	9,040	9,009
[1]	Sutter Health	1.321%	8/15/25	1,639	1,542
[1]	Sutter Health	3.695%	8/15/28	5,575	5,304
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	29,488	29,411
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	19,525	19,580
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	19,245	19,254
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	12,873	11,297
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	16,010	16,100
	UnitedHealth Group Inc.	3.750%	7/15/25	32,195	31,597
	UnitedHealth Group Inc.	5.150%	10/15/25	13,473	13,503
	UnitedHealth Group Inc.	3.700%	12/15/25	6,769	6,621
	UnitedHealth Group Inc.	1.250%	1/15/26	8,569	8,006
	UnitedHealth Group Inc.	3.100%	3/15/26	19,721	19,048
	UnitedHealth Group Inc.	1.150%	5/15/26	16,493	15,200
	UnitedHealth Group Inc.	3.450%	1/15/27	25,416	24,529
	UnitedHealth Group Inc.	3.375%	4/15/27	10,135	9,711
	UnitedHealth Group Inc.	3.700%	5/15/27	6,190	5,991
	UnitedHealth Group Inc.	2.950%	10/15/27	6,172	5,795
	UnitedHealth Group Inc.	5.250%	2/15/28	20,856	21,193
	UnitedHealth Group Inc.	3.850%	6/15/28	19,761	19,024
	UnitedHealth Group Inc.	3.875%	12/15/28	14,785	14,187
	UnitedHealth Group Inc.	4.250%	1/15/29	14,106	13,754
	Universal Health Services Inc.	1.650%	9/1/26	11,755	10,685
[1]	UPMC	3.600%	4/3/25	3,205	3,147
	Utah Acquisition Sub Inc.	3.950%	6/15/26	28,905	27,891
	Viatris Inc.	1.650%	6/22/25	9,748	9,249
	Viatris Inc.	2.300%	6/22/27	11,065	10,006
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	12,320	12,051
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	11,040	10,605
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	7,315	7,391
	Zoetis Inc.	4.500%	11/13/25	16,784	16,573
	Zoetis Inc.	5.400%	11/14/25	16,847	16,874
	Zoetis Inc.	3.900%	8/20/28	8,460	8,133
					3,399,431
Industrials (6.4%)
[1]	3M Co.	3.000%	8/7/25	5,180	5,019
[1]	3M Co.	2.250%	9/19/26	7,900	7,359
	3M Co.	2.875%	10/15/27	14,261	13,205
[1]	3M Co.	3.625%	9/14/28	5,700	5,378
	Allegion US Holding Co. Inc.	3.550%	10/1/27	6,221	5,885
[1]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/27	1,150	1,077
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	6,391	5,847
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,319	5,722
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	8,186	7,571
	Amphenol Corp.	2.050%	3/1/25	2,503	2,419
[1]	BNSF Funding Trust I	6.613%	12/15/55	6,786	6,709
	Boeing Co.	4.875%	5/1/25	68,825	68,224
	Boeing Co.	2.600%	10/30/25	1,757	1,675
	Boeing Co.	2.750%	2/1/26	35,593	33,794
	Boeing Co.	2.196%	2/4/26	111,390	104,594
	Boeing Co.	3.100%	5/1/26	15,582	14,832
	Boeing Co.	2.250%	6/15/26	5,246	4,884
	Boeing Co.	2.700%	2/1/27	18,934	17,621
	Boeing Co.	2.800%	3/1/27	18,457	17,130
	Boeing Co.	5.040%	5/1/27	28,137	27,877
	Boeing Co.	3.250%	2/1/28	13,501	12,515
	Boeing Co.	3.450%	11/1/28	125	115

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	3.200%	3/1/29	5,000	4,519
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	8,157	7,971
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	12,363	12,095
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	3,740	3,867
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,969	7,600
	Canadian National Railway Co.	2.750%	3/1/26	4,701	4,509
	Canadian Pacific Railway Co.	1.750%	12/2/26	30,210	27,697
	Carrier Global Corp.	5.800%	11/30/25	8,958	9,022
	Carrier Global Corp.	2.493%	2/15/27	22,631	21,031
[1]	Caterpillar Financial Services Corp.	2.850%	5/17/24	14,878	14,793
[1]	Caterpillar Financial Services Corp.	1.450%	5/15/25	19,776	18,913
	Caterpillar Financial Services Corp.	5.150%	8/11/25	6,554	6,553
[1]	Caterpillar Financial Services Corp.	3.650%	8/12/25	14,152	13,867
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	13,188	12,293
	Caterpillar Financial Services Corp.	5.050%	2/27/26	15,000	15,006
	Caterpillar Financial Services Corp.	0.900%	3/2/26	7,051	6,509
[1]	Caterpillar Financial Services Corp.	4.350%	5/15/26	16,475	16,273
	Caterpillar Financial Services Corp.	2.400%	8/9/26	4,700	4,431
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	16,352	14,906
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	7,576	6,966
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/27	20,513	19,747
	Caterpillar Financial Services Corp.	4.850%	2/27/29	9,900	9,908
	Caterpillar Inc.	3.400%	5/15/24	20,224	20,133
	CH Robinson Worldwide Inc.	4.200%	4/15/28	10,725	10,340
	CNH Industrial Capital LLC	5.450%	10/14/25	2,589	2,589
	CNH Industrial Capital LLC	1.875%	1/15/26	16,755	15,703
	CNH Industrial Capital LLC	1.450%	7/15/26	8,136	7,439
	CNH Industrial Capital LLC	4.550%	4/10/28	17,350	16,975
	CNH Industrial Capital LLC	5.500%	1/12/29	6,100	6,181
	CSX Corp.	3.350%	11/1/25	9,474	9,197
	CSX Corp.	2.600%	11/1/26	18,161	17,127
	CSX Corp.	3.250%	6/1/27	23,302	22,113
	CSX Corp.	3.800%	3/1/28	3,005	2,890
	Cummins Inc.	0.750%	9/1/25	3,998	3,750
	Cummins Inc.	4.900%	2/20/29	11,500	11,443
	Deere & Co.	2.750%	4/15/25	21,344	20,786
[2]	Delta Air Lines Inc.	4.750%	10/20/28	14,105	13,781
	Dover Corp.	3.150%	11/15/25	6,162	5,942
	Eaton Corp.	3.103%	9/15/27	11,006	10,402
	Emerson Electric Co.	3.150%	6/1/25	7,926	7,740
	Emerson Electric Co.	0.875%	10/15/26	16,563	14,970
	Emerson Electric Co.	1.800%	10/15/27	4,837	4,355
	Emerson Electric Co.	2.000%	12/21/28	22,655	19,983
	FedEx Corp.	3.250%	4/1/26	8,630	8,314
	FedEx Corp.	4.200%	10/17/28	13,860	13,350
	Fortive Corp.	3.150%	6/15/26	17,378	16,587
	General Dynamics Corp.	3.250%	4/1/25	6,993	6,847
	General Dynamics Corp.	3.500%	5/15/25	11,419	11,200
	General Dynamics Corp.	2.125%	8/15/26	9,995	9,352
	General Dynamics Corp.	3.500%	4/1/27	11,957	11,505
	General Dynamics Corp.	2.625%	11/15/27	7,285	6,738
	General Dynamics Corp.	3.750%	5/15/28	19,039	18,321
	HEICO Corp.	5.250%	8/1/28	7,397	7,444
	Hexcel Corp.	4.200%	2/15/27	4,753	4,525
	Honeywell International Inc.	1.350%	6/1/25	17,512	16,731
	Honeywell International Inc.	2.500%	11/1/26	29,269	27,583
	Honeywell International Inc.	1.100%	3/1/27	12,818	11,517
	Honeywell International Inc.	4.950%	2/15/28	10,025	10,131
	Honeywell International Inc.	4.250%	1/15/29	7,475	7,312
	Honeywell International Inc.	2.700%	8/15/29	9,975	8,974
	Howmet Aerospace Inc.	6.875%	5/1/25	7,000	7,071
	Howmet Aerospace Inc.	3.000%	1/15/29	8,383	7,514
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	8,219	7,700
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	10,704	9,306
	Illinois Tool Works Inc.	2.650%	11/15/26	17,897	17,015
	Ingersoll Rand Inc.	5.400%	8/14/28	8,340	8,403
	Jacobs Engineering Group Inc.	6.350%	8/18/28	10,530	10,845
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JB Hunt Transport Services Inc.	3.875%	3/1/26	21,015	20,513
[1]	John Deere Capital Corp.	3.450%	3/13/25	10,810	10,617
[1]	John Deere Capital Corp.	3.400%	6/6/25	12,924	12,663
[1]	John Deere Capital Corp.	4.950%	6/6/25	6,752	6,742
[1]	John Deere Capital Corp.	4.050%	9/8/25	20,439	20,152
	John Deere Capital Corp.	5.300%	9/8/25	4,240	4,259
[1]	John Deere Capital Corp.	3.400%	9/11/25	5,311	5,186
[1]	John Deere Capital Corp.	0.700%	1/15/26	20,501	18,978
[1]	John Deere Capital Corp.	5.050%	3/3/26	7,322	7,340
[1]	John Deere Capital Corp.	4.750%	6/8/26	32,836	32,738
[1]	John Deere Capital Corp.	2.650%	6/10/26	6,404	6,104
[1]	John Deere Capital Corp.	1.050%	6/17/26	6,342	5,814
[1]	John Deere Capital Corp.	5.150%	9/8/26	4,785	4,815
[1]	John Deere Capital Corp.	2.250%	9/14/26	13,462	12,602
[1]	John Deere Capital Corp.	1.300%	10/13/26	4,021	3,674
[1]	John Deere Capital Corp.	1.700%	1/11/27	6,249	5,725
[1]	John Deere Capital Corp.	2.350%	3/8/27	19,891	18,534
[1]	John Deere Capital Corp.	1.750%	3/9/27	13,931	12,737
[1]	John Deere Capital Corp.	4.150%	9/15/27	46,584	45,653
[1]	John Deere Capital Corp.	4.750%	1/20/28	27,296	27,270
[1]	John Deere Capital Corp.	4.900%	3/3/28	18,692	18,783
[1]	John Deere Capital Corp.	4.950%	7/14/28	26,071	26,220
[1]	Johnson Controls International plc	3.900%	2/14/26	10,813	10,537
	Keysight Technologies Inc.	4.600%	4/6/27	18,710	18,411
	Kirby Corp.	4.200%	3/1/28	6,023	5,755
	L3Harris Technologies Inc.	3.950%	5/28/24	7,985	7,948
	L3Harris Technologies Inc.	3.832%	4/27/25	11,953	11,730
	L3Harris Technologies Inc.	3.850%	12/15/26	8,760	8,461
	L3Harris Technologies Inc.	5.400%	1/15/27	19,484	19,611
	L3Harris Technologies Inc.	4.400%	6/15/28	15,684	15,228
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	20,598	20,008
	Lennox International Inc.	1.350%	8/1/25	2,942	2,774
	Lennox International Inc.	1.700%	8/1/27	6,975	6,252
	Lennox International Inc.	5.500%	9/15/28	7,735	7,807
	LKQ Corp.	5.750%	6/15/28	13,790	13,929
	Lockheed Martin Corp.	4.950%	10/15/25	7,978	7,967
	Lockheed Martin Corp.	3.550%	1/15/26	16,987	16,550
	Lockheed Martin Corp.	5.100%	11/15/27	17,623	17,811
	Lockheed Martin Corp.	4.450%	5/15/28	16,710	16,463
	Lockheed Martin Corp.	4.500%	2/15/29	13,350	13,116
[2]	Mileage Plus Holdings LLC	6.500%	6/20/27	11,989	12,012
	Nordson Corp.	5.600%	9/15/28	5,810	5,903
	Norfolk Southern Corp.	3.650%	8/1/25	2,436	2,383
	Norfolk Southern Corp.	2.900%	6/15/26	11,754	11,199
	Norfolk Southern Corp.	7.800%	5/15/27	11,621	12,594
	Norfolk Southern Corp.	3.150%	6/1/27	6,770	6,415
	Norfolk Southern Corp.	3.800%	8/1/28	6,617	6,330
	Northrop Grumman Corp.	3.200%	2/1/27	11,283	10,751
	Northrop Grumman Corp.	3.250%	1/15/28	44,558	41,782
	nVent Finance Sarl	4.550%	4/15/28	6,585	6,349
	Oshkosh Corp.	4.600%	5/15/28	5,155	5,013
	Otis Worldwide Corp.	2.056%	4/5/25	28,983	27,917
	Otis Worldwide Corp.	2.293%	4/5/27	7,809	7,216
	Otis Worldwide Corp.	5.250%	8/16/28	14,450	14,574
[1]	PACCAR Financial Corp.	5.050%	8/10/26	8,910	8,944
	PACCAR Financial Corp.	4.600%	1/10/28	9,585	9,535
[1]	PACCAR Financial Corp.	4.950%	8/10/28	6,034	6,075
[1]	PACCAR Financial Corp.	4.600%	1/31/29	8,767	8,682
	Parker-Hannifin Corp.	3.250%	3/1/27	5,049	4,803
	Parker-Hannifin Corp.	4.250%	9/15/27	39,403	38,521
	Parker-Hannifin Corp.	4.500%	9/15/29	6,803	6,653
	Precision Castparts Corp.	3.250%	6/15/25	24,503	23,946
[2]	Regal Rexnord Corp.	6.050%	2/15/26	18,758	18,845
[2]	Regal Rexnord Corp.	6.050%	4/15/28	20,168	20,285
	Republic Services Inc.	3.200%	3/15/25	7,879	7,693
	Republic Services Inc.	0.875%	11/15/25	6,700	6,214
	Republic Services Inc.	2.900%	7/1/26	6,040	5,768

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic Services Inc.	3.375%	11/15/27	11,664	11,059
	Republic Services Inc.	3.950%	5/15/28	9,342	8,987
	Rockwell Automation Inc.	2.875%	3/1/25	5,777	5,645
	RTX Corp.	3.950%	8/16/25	30,862	30,273
	RTX Corp.	5.000%	2/27/26	9,363	9,339
	RTX Corp.	2.650%	11/1/26	2,655	2,498
	RTX Corp.	5.750%	11/8/26	1,625	1,649
	RTX Corp.	3.500%	3/15/27	22,181	21,199
	RTX Corp.	3.125%	5/4/27	18,586	17,541
	RTX Corp.	4.125%	11/16/28	44,768	42,996
	RTX Corp.	5.750%	1/15/29	13,575	13,975
[1]	Ryder System Inc.	4.625%	6/1/25	2,022	2,003
[1]	Ryder System Inc.	3.350%	9/1/25	13,124	12,720
[1]	Ryder System Inc.	1.750%	9/1/26	4,976	4,571
[1]	Ryder System Inc.	2.900%	12/1/26	6,830	6,417
[1]	Ryder System Inc.	2.850%	3/1/27	7,881	7,370
[1]	Ryder System Inc.	5.300%	3/15/27	2,250	2,253
[1]	Ryder System Inc.	5.650%	3/1/28	12,049	12,249
[1]	Ryder System Inc.	5.250%	6/1/28	15,839	15,863
	Ryder System Inc.	6.300%	12/1/28	5,854	6,100
[1]	Ryder System Inc.	5.375%	3/15/29	1,150	1,149
	Southwest Airlines Co.	5.250%	5/4/25	27,729	27,650
	Southwest Airlines Co.	3.000%	11/15/26	4,428	4,179
	Southwest Airlines Co.	5.125%	6/15/27	28,268	28,172
	Southwest Airlines Co.	3.450%	11/16/27	5,379	5,057
	Teledyne Technologies Inc.	1.600%	4/1/26	13,915	12,903
	Teledyne Technologies Inc.	2.250%	4/1/28	15,370	13,772
	Textron Inc.	3.875%	3/1/25	4,922	4,845
	Textron Inc.	4.000%	3/15/26	12,447	12,109
	Textron Inc.	3.650%	3/15/27	5,493	5,256
	Trane Technologies Financing Ltd.	3.500%	3/21/26	7,238	6,994
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,585	9,140
	Trimble Inc.	4.900%	6/15/28	9,831	9,743
	Tyco Electronics Group SA	4.500%	2/13/26	9,465	9,352
	Tyco Electronics Group SA	3.700%	2/15/26	10,496	10,217
	Tyco Electronics Group SA	3.125%	8/15/27	11,732	11,089
	Union Pacific Corp.	3.750%	7/15/25	4,689	4,602
	Union Pacific Corp.	3.250%	8/15/25	10,508	10,234
	Union Pacific Corp.	2.750%	3/1/26	13,746	13,160
	Union Pacific Corp.	3.950%	9/10/28	23,873	23,156
	Union Pacific Corp.	3.700%	3/1/29	7,450	7,101
[1]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	6,034	5,883
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	5,874	5,649
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	3,058	2,932
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	29,442	29,619
[1]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	5,490	5,408
	United Parcel Service Inc.	3.900%	4/1/25	2,218	2,188
	United Parcel Service Inc.	2.400%	11/15/26	3,744	3,524
	United Parcel Service Inc.	3.050%	11/15/27	18,732	17,605
	United Parcel Service Inc.	3.400%	3/15/29	4,385	4,138
[2]	Veralto Corp.	5.500%	9/18/26	8,185	8,221
[2]	Veralto Corp.	5.350%	9/18/28	14,125	14,221
	Vontier Corp.	1.800%	4/1/26	7,416	6,841
	Vontier Corp.	2.400%	4/1/28	2,000	1,751
	Waste Connections Inc.	4.250%	12/1/28	8,150	7,892
	Waste Management Inc.	0.750%	11/15/25	11,055	10,269
	Waste Management Inc.	3.150%	11/15/27	13,076	12,305
	Waste Management Inc.	4.875%	2/15/29	19,773	19,803
	Waste Management Inc.	2.000%	6/1/29	5,005	4,332
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	7,373	7,151
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	12,663	12,041
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	20,408	19,908
	Xylem Inc.	3.250%	11/1/26	8,319	7,942
	Xylem Inc.	1.950%	1/30/28	8,325	7,438
					2,701,579
Materials (2.0%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	6,600	6,240
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,957	5,445
	Albemarle Corp.	4.650%	6/1/27	9,591	9,422
	Amcor Finance USA Inc.	3.625%	4/28/26	7,199	6,932
	Amcor Finance USA Inc.	4.500%	5/15/28	2,000	1,945
	Amcor Flexibles North America Inc.	4.000%	5/17/25	5,679	5,570
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	12,361	11,073
	ArcelorMittal SA	4.550%	3/11/26	6,641	6,541
	ArcelorMittal SA	6.550%	11/29/27	25,256	26,283
	Berry Global Inc.	1.570%	1/15/26	22,511	20,971
	Berry Global Inc.	1.650%	1/15/27	6,083	5,497
[2]	Berry Global Inc.	5.500%	4/15/28	9,250	9,198
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	14,295	14,238
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	3,655	3,744
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	10,585	10,650
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	15,975	15,864
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	9,450	9,507
	Carlisle Cos. Inc.	3.750%	12/1/27	10,645	10,116
	Celanese US Holdings LLC	6.050%	3/15/25	11,349	11,375
	Celanese US Holdings LLC	1.400%	8/5/26	4,718	4,272
	Celanese US Holdings LLC	6.165%	7/15/27	36,584	37,145
	Celanese US Holdings LLC	6.350%	11/15/28	15,354	15,805
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	7,812	7,326
	Dow Chemical Co.	4.800%	11/30/28	10,675	10,593
	DuPont de Nemours Inc.	4.493%	11/15/25	28,884	28,548
	DuPont de Nemours Inc.	4.725%	11/15/28	35,750	35,562
	Eastman Chemical Co.	3.800%	3/15/25	11,610	11,401
	Eastman Chemical Co.	4.500%	12/1/28	7,390	7,173
	Ecolab Inc.	2.700%	11/1/26	13,452	12,750
	Ecolab Inc.	1.650%	2/1/27	5,045	4,611
	Ecolab Inc.	3.250%	12/1/27	11,751	11,127
	Ecolab Inc.	5.250%	1/15/28	8,598	8,722
	EIDP Inc.	1.700%	7/15/25	3,740	3,555
	EIDP Inc.	4.500%	5/15/26	11,365	11,191
	FMC Corp.	5.150%	5/18/26	7,341	7,245
	FMC Corp.	3.200%	10/1/26	8,924	8,363
	Freeport-McMoRan Inc.	5.000%	9/1/27	12,147	11,956
	Freeport-McMoRan Inc.	4.125%	3/1/28	10,054	9,542
	Freeport-McMoRan Inc.	4.375%	8/1/28	4,014	3,828
	Freeport-McMoRan Inc.	5.250%	9/1/29	1,841	1,832
[2]	Georgia-Pacific LLC	2.100%	4/30/27	3,760	3,436
	Kinross Gold Corp.	4.500%	7/15/27	8,346	8,111
	Linde Inc.	4.700%	12/5/25	10,180	10,133
	Linde Inc.	3.200%	1/30/26	16,297	15,796
	LYB International Finance II BV	3.500%	3/2/27	8,831	8,408
	LYB International Finance III LLC	1.250%	10/1/25	4,818	4,504
	Martin Marietta Materials Inc.	3.450%	6/1/27	5,257	5,013
	Martin Marietta Materials Inc.	3.500%	12/15/27	8,521	8,084
	Mosaic Co.	4.050%	11/15/27	17,470	16,786
	Mosaic Co.	5.375%	11/15/28	5,425	5,457
	Nucor Corp.	3.950%	5/23/25	4,283	4,216
	Nucor Corp.	2.000%	6/1/25	17,388	16,682
	Nucor Corp.	4.300%	5/23/27	6,688	6,535
	Nucor Corp.	3.950%	5/1/28	5,305	5,126
	Nutrien Ltd.	3.000%	4/1/25	7,227	7,029
	Nutrien Ltd.	5.950%	11/7/25	8,553	8,625
	Nutrien Ltd.	4.000%	12/15/26	12,493	12,102
	Nutrien Ltd.	4.900%	3/27/28	16,424	16,289
	Packaging Corp. of America	3.400%	12/15/27	8,348	7,891

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPG Industries Inc.	1.200%	3/15/26	16,727	15,460
	PPG Industries Inc.	3.750%	3/15/28	7,630	7,307
	Reliance Inc.	1.300%	8/15/25	4,243	3,983
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	13,027	14,190
	RPM International Inc.	3.750%	3/15/27	12,657	12,077
	Sherwin-Williams Co.	3.450%	8/1/25	5,270	5,135
	Sherwin-Williams Co.	4.250%	8/8/25	2,315	2,279
	Sherwin-Williams Co.	3.450%	6/1/27	21,023	20,021
	Sonoco Products Co.	2.250%	2/1/27	4,973	4,564
	Southern Copper Corp.	3.875%	4/23/25	3,399	3,331
	Steel Dynamics Inc.	2.400%	6/15/25	8,328	8,000
	Steel Dynamics Inc.	5.000%	12/15/26	6,000	5,951
	Suzano Austria GmbH	2.500%	9/15/28	10,145	8,862
	Suzano Austria GmbH	6.000%	1/15/29	28,310	28,315
	Suzano International Finance BV	5.500%	1/17/27	8,828	8,816
	Vale Overseas Ltd.	6.250%	8/10/26	3,810	3,870
	Vulcan Materials Co.	4.500%	4/1/25	6,956	6,882
	Vulcan Materials Co.	3.900%	4/1/27	5,680	5,503
	Westlake Corp.	3.600%	8/15/26	18,643	17,941
	WRKCo Inc.	3.750%	3/15/25	22,005	21,552
	WRKCo Inc.	4.650%	3/15/26	6,798	6,709
	WRKCo Inc.	4.000%	3/15/28	8,798	8,398
	WRKCo Inc.	3.900%	6/1/28	9,933	9,415
					841,942
Real Estate (3.8%)
	Agree LP	2.000%	6/15/28	4,683	4,075
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	15,076	14,723
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,540	2,492
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	8,000	7,754
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,341	6,113
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	3,835	3,649
	American Homes 4 Rent LP	4.250%	2/15/28	9,258	8,893
	American Homes 4 Rent LP	4.900%	2/15/29	6,600	6,432
	American Tower Corp.	2.400%	3/15/25	12,156	11,758
	American Tower Corp.	4.000%	6/1/25	19,055	18,680
	American Tower Corp.	1.300%	9/15/25	5,217	4,906
	American Tower Corp.	4.400%	2/15/26	7,962	7,829
	American Tower Corp.	1.600%	4/15/26	5,355	4,957
	American Tower Corp.	1.450%	9/15/26	7,864	7,148
	American Tower Corp.	3.375%	10/15/26	25,340	24,164
	American Tower Corp.	2.750%	1/15/27	10,324	9,615
	American Tower Corp.	3.125%	1/15/27	5,557	5,241
	American Tower Corp.	3.650%	3/15/27	9,558	9,134
	American Tower Corp.	3.550%	7/15/27	21,361	20,249
	American Tower Corp.	3.600%	1/15/28	6,033	5,677
	American Tower Corp.	1.500%	1/31/28	3,382	2,937
	American Tower Corp.	5.500%	3/15/28	18,948	19,026
	American Tower Corp.	5.250%	7/15/28	12,024	11,987
	American Tower Corp.	5.800%	11/15/28	12,695	12,944
[1]	AvalonBay Communities Inc.	3.450%	6/1/25	14,120	13,804
[1]	AvalonBay Communities Inc.	3.500%	11/15/25	2,314	2,249
[1]	AvalonBay Communities Inc.	2.950%	5/11/26	10,166	9,711
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	2,900	2,740
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	4,557	4,322
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	6,968	6,529
	Boston Properties LP	3.650%	2/1/26	18,309	17,607
	Boston Properties LP	2.750%	10/1/26	15,543	14,390
	Boston Properties LP	6.750%	12/1/27	14,285	14,756
	Boston Properties LP	4.500%	12/1/28	15,468	14,614
	Brixmor Operating Partnership LP	4.125%	6/15/26	9,461	9,158
	Brixmor Operating Partnership LP	3.900%	3/15/27	4,124	3,929
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,617	3,199
	Brixmor Operating Partnership LP	4.125%	5/15/29	891	832
	Camden Property Trust	4.100%	10/15/28	6,099	5,873
	CBRE Services Inc.	4.875%	3/1/26	10,529	10,402
	CBRE Services Inc.	5.500%	4/1/29	3,400	3,401
	COPT Defense Properties LP	2.250%	3/15/26	11,116	10,395
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	COPT Defense Properties LP	2.000%	1/15/29	6,780	5,613
	Crown Castle Inc.	1.350%	7/15/25	5,554	5,255
	Crown Castle Inc.	4.450%	2/15/26	15,000	14,719
	Crown Castle Inc.	3.700%	6/15/26	10,217	9,846
	Crown Castle Inc.	1.050%	7/15/26	13,104	11,845
	Crown Castle Inc.	4.000%	3/1/27	2,492	2,399
	Crown Castle Inc.	2.900%	3/15/27	11,062	10,301
	Crown Castle Inc.	5.000%	1/11/28	37,125	36,581
	Crown Castle Inc.	3.800%	2/15/28	14,089	13,267
	Crown Castle Inc.	4.800%	9/1/28	7,234	7,054
	Crown Castle Inc.	4.300%	2/15/29	10,000	9,504
	CubeSmart LP	4.000%	11/15/25	5,471	5,327
	CubeSmart LP	3.125%	9/1/26	3,345	3,164
	CubeSmart LP	2.250%	12/15/28	8,977	7,808
	CubeSmart LP	4.375%	2/15/29	4,886	4,647
	Digital Realty Trust LP	3.700%	8/15/27	16,077	15,322
	Digital Realty Trust LP	5.550%	1/15/28	22,381	22,608
	Digital Realty Trust LP	4.450%	7/15/28	6,685	6,468
	EPR Properties	4.500%	4/1/25	4,944	4,857
	EPR Properties	4.500%	6/1/27	17,685	16,713
	EPR Properties	4.950%	4/15/28	3,550	3,365
	Equinix Inc.	1.250%	7/15/25	3,871	3,652
	Equinix Inc.	1.000%	9/15/25	11,488	10,740
	Equinix Inc.	1.450%	5/15/26	13,676	12,594
	Equinix Inc.	2.900%	11/18/26	4,140	3,898
	Equinix Inc.	1.800%	7/15/27	3,763	3,382
	Equinix Inc.	1.550%	3/15/28	9,794	8,525
	Equinix Inc.	2.000%	5/15/28	5,495	4,846
	ERP Operating LP	3.375%	6/1/25	12,016	11,718
	ERP Operating LP	2.850%	11/1/26	7,274	6,864
	ERP Operating LP	3.250%	8/1/27	2,421	2,273
	ERP Operating LP	4.150%	12/1/28	12,422	12,010
	Essex Portfolio LP	3.500%	4/1/25	8,187	8,012
	Essex Portfolio LP	3.375%	4/15/26	4,525	4,354
	Essex Portfolio LP	3.625%	5/1/27	8,247	7,834
	Essex Portfolio LP	1.700%	3/1/28	8,519	7,404
	Extra Space Storage LP	3.500%	7/1/26	9,761	9,346
	Extra Space Storage LP	5.700%	4/1/28	10,019	10,157
	Extra Space Storage LP	4.000%	6/15/29	1,807	1,696
	Federal Realty OP LP	1.250%	2/15/26	6,885	6,348
	Federal Realty OP LP	3.250%	7/15/27	9,130	8,529
	Federal Realty OP LP	5.375%	5/1/28	5,665	5,646
	GLP Capital LP	5.250%	6/1/25	14,215	14,099
	GLP Capital LP	5.375%	4/15/26	16,596	16,424
	GLP Capital LP	5.750%	6/1/28	13,105	13,011
	GLP Capital LP	5.300%	1/15/29	6,060	5,885
	Healthcare Realty Holdings LP	3.500%	8/1/26	13,129	12,524
	Healthcare Realty Holdings LP	3.750%	7/1/27	7,834	7,350
	Healthpeak OP LLC	4.000%	6/1/25	9,159	8,986
	Healthpeak OP LLC	3.250%	7/15/26	6,538	6,245
	Healthpeak OP LLC	1.350%	2/1/27	4,856	4,369
	Healthpeak OP LLC	2.125%	12/1/28	1,729	1,505
	Healthpeak OP LLC	3.500%	7/15/29	9,459	8,642
	Highwoods Realty LP	3.875%	3/1/27	5,941	5,577
	Highwoods Realty LP	4.125%	3/15/28	3,715	3,465
[1]	Host Hotels & Resorts LP	4.000%	6/15/25	12,759	12,498
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	10,638	10,413
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	10,125	8,858
	Kilroy Realty LP	3.450%	12/15/24	6,555	6,415
	Kilroy Realty LP	4.375%	10/1/25	6,743	6,572
	Kilroy Realty LP	4.750%	12/15/28	5,374	5,061
	Kimco Realty OP LLC	2.800%	10/1/26	6,173	5,784
	Kimco Realty OP LLC	3.800%	4/1/27	9,830	9,419
	Kimco Realty OP LLC	1.900%	3/1/28	7,366	6,453
	Kite Realty Group LP	4.000%	10/1/26	4,201	3,982
	Kite Realty Group Trust	4.000%	3/15/25	3,621	3,546

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LXP Industrial Trust	6.750%	11/15/28	5,305	5,463
	Mid-America Apartments LP	4.000%	11/15/25	9,865	9,653
	Mid-America Apartments LP	1.100%	9/15/26	4,011	3,625
	Mid-America Apartments LP	3.600%	6/1/27	14,597	13,947
	Mid-America Apartments LP	4.200%	6/15/28	5,060	4,896
	NNN REIT Inc.	4.000%	11/15/25	12,387	12,080
	NNN REIT Inc.	3.600%	12/15/26	5,550	5,292
	NNN REIT Inc.	3.500%	10/15/27	4,556	4,284
	NNN REIT Inc.	4.300%	10/15/28	5,408	5,192
	Omega Healthcare Investors Inc.	5.250%	1/15/26	11,330	11,225
	Omega Healthcare Investors Inc.	4.500%	4/1/27	8,895	8,556
	Omega Healthcare Investors Inc.	4.750%	1/15/28	9,878	9,477
	Physicians Realty LP	4.300%	3/15/27	7,009	6,811
	Physicians Realty LP	3.950%	1/15/28	3,389	3,224
	Piedmont Operating Partnership LP	9.250%	7/20/28	8,057	8,492
	Prologis LP	3.250%	6/30/26	7,317	7,028
	Prologis LP	3.250%	10/1/26	5,333	5,093
	Prologis LP	2.125%	4/15/27	9,832	9,022
	Prologis LP	3.375%	12/15/27	7,514	7,093
	Prologis LP	4.875%	6/15/28	14,212	14,192
	Prologis LP	3.875%	9/15/28	1,965	1,880
	Prologis LP	4.000%	9/15/28	7,775	7,485
	Public Storage Operating Co.	0.875%	2/15/26	7,320	6,755
	Public Storage Operating Co.	1.500%	11/9/26	14,571	13,308
	Public Storage Operating Co.	3.094%	9/15/27	5,321	5,009
	Public Storage Operating Co.	1.850%	5/1/28	6,095	5,388
	Public Storage Operating Co.	1.950%	11/9/28	12,201	10,718
	Public Storage Operating Co.	5.125%	1/15/29	6,990	7,062
	Realty Income Corp.	3.875%	4/15/25	13,362	13,135
	Realty Income Corp.	4.625%	11/1/25	8,570	8,469
	Realty Income Corp.	0.750%	3/15/26	3,052	2,785
	Realty Income Corp.	4.875%	6/1/26	14,446	14,327
	Realty Income Corp.	4.450%	9/15/26	4,665	4,541
	Realty Income Corp.	4.125%	10/15/26	10,395	10,113
	Realty Income Corp.	3.000%	1/15/27	12,435	11,722
	Realty Income Corp.	3.200%	1/15/27	1,999	1,886
	Realty Income Corp.	3.950%	8/15/27	8,407	8,119
	Realty Income Corp.	3.400%	1/15/28	17,449	16,376
	Realty Income Corp.	2.100%	3/15/28	4,279	3,794
	Realty Income Corp.	2.200%	6/15/28	8,050	7,145
	Realty Income Corp.	4.750%	2/15/29	7,075	6,924
	Regency Centers LP	3.600%	2/1/27	8,710	8,329
	Regency Centers LP	4.125%	3/15/28	3,081	2,942
	Rexford Industrial Realty LP	5.000%	6/15/28	3,337	3,300
	Sabra Health Care LP	5.125%	8/15/26	11,747	11,528
	Simon Property Group LP	3.500%	9/1/25	23,729	23,151
	Simon Property Group LP	3.300%	1/15/26	13,871	13,384
	Simon Property Group LP	3.250%	11/30/26	14,392	13,719
	Simon Property Group LP	1.375%	1/15/27	4,541	4,118
	Simon Property Group LP	3.375%	6/15/27	8,629	8,190
	Simon Property Group LP	3.375%	12/1/27	10,960	10,338
	Simon Property Group LP	1.750%	2/1/28	13,066	11,566
	SITE Centers Corp.	3.625%	2/1/25	7,188	7,074
	SITE Centers Corp.	4.250%	2/1/26	2,450	2,391
	SITE Centers Corp.	4.700%	6/1/27	8,191	8,050
	Store Capital LLC	4.500%	3/15/28	5,815	5,464
	Sun Communities Operating LP	2.300%	11/1/28	7,756	6,731
	Sun Communities Operating LP	5.500%	1/15/29	11,631	11,520
	Tanger Properties LP	3.125%	9/1/26	2,444	2,282
	Tanger Properties LP	3.875%	7/15/27	5,908	5,411
[1]	UDR Inc.	2.950%	9/1/26	5,253	4,953
[1]	UDR Inc.	4.400%	1/26/29	7,889	7,551
	Ventas Realty LP	4.125%	1/15/26	14,531	14,146
	Ventas Realty LP	3.250%	10/15/26	6,394	6,037
	Ventas Realty LP	3.850%	4/1/27	8,901	8,485
	Ventas Realty LP	4.000%	3/1/28	6,867	6,535
	Ventas Realty LP	4.400%	1/15/29	12,878	12,330
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
VICI Properties LP	4.375%	5/15/25	10,370	10,200
VICI Properties LP	4.750%	2/15/28	20,995	20,340
Welltower OP LLC	4.000%	6/1/25	20,909	20,525
Welltower OP LLC	4.250%	4/1/26	9,199	9,019
Welltower OP LLC	2.700%	2/15/27	10,553	9,855
Welltower OP LLC	4.250%	4/15/28	12,595	12,182
Weyerhaeuser Co.	4.750%	5/15/26	17,811	17,599
WP Carey Inc.	4.250%	10/1/26	5,699	5,547
				1,578,246
Technology (7.5%)
Adobe Inc.	2.150%	2/1/27	7,258	6,756
Analog Devices Inc.	2.950%	4/1/25	6,178	6,035
Analog Devices Inc.	3.500%	12/5/26	12,340	11,918
Analog Devices Inc.	3.450%	6/15/27	11,738	11,237
Apple Inc.	1.125%	5/11/25	40,821	38,980
Apple Inc.	3.200%	5/13/25	32,066	31,384
Apple Inc.	0.550%	8/20/25	16,426	15,441
Apple Inc.	0.700%	2/8/26	36,966	34,171
Apple Inc.	3.250%	2/23/26	56,194	54,515
Apple Inc.	2.450%	8/4/26	34,301	32,469
Apple Inc.	2.050%	9/11/26	28,117	26,287
Apple Inc.	3.350%	2/9/27	28,683	27,594
Apple Inc.	3.200%	5/11/27	48,656	46,426
Apple Inc.	3.000%	6/20/27	29,283	27,774
Apple Inc.	2.900%	9/12/27	39,006	36,790
Apple Inc.	3.000%	11/13/27	28,512	26,968
Apple Inc.	1.200%	2/8/28	34,046	29,920
Apple Inc.	4.000%	5/10/28	24,001	23,500
Apple Inc.	1.400%	8/5/28	30,108	26,314
Applied Materials Inc.	3.900%	10/1/25	8,075	7,933
Applied Materials Inc.	3.300%	4/1/27	15,437	14,776
Arrow Electronics Inc.	4.000%	4/1/25	5,895	5,792
Arrow Electronics Inc.	3.875%	1/12/28	10,300	9,728
Autodesk Inc.	4.375%	6/15/25	1,809	1,788
Autodesk Inc.	3.500%	6/15/27	9,456	9,041
Automatic Data Processing Inc.	3.375%	9/15/25	11,903	11,629
Automatic Data Processing Inc.	1.700%	5/15/28	17,216	15,327
Avnet Inc.	4.625%	4/15/26	5,001	4,894
Avnet Inc.	6.250%	3/15/28	7,529	7,658
Broadcom Corp.	3.875%	1/15/27	64,185	62,050
Broadcom Corp.	3.500%	1/15/28	11,400	10,738
Broadcom Inc.	3.150%	11/15/25	17,131	16,536
Broadcom Inc.	3.459%	9/15/26	13,857	13,292
Broadcom Inc.	4.110%	9/15/28	15,522	14,876
Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,519	7,187
CDW LLC	4.125%	5/1/25	15,019	14,723
CDW LLC	2.670%	12/1/26	16,939	15,722
CDW LLC	3.276%	12/1/28	4,940	4,448
CDW LLC	3.250%	2/15/29	11,000	9,805
CGI Inc.	1.450%	9/14/26	10,108	9,166
Cintas Corp. No. 2	3.700%	4/1/27	25,914	25,099
Cisco Systems Inc.	3.500%	6/15/25	3,651	3,583
Cisco Systems Inc.	4.900%	2/26/26	17,500	17,508
Cisco Systems Inc.	2.950%	2/28/26	18,090	17,437
Cisco Systems Inc.	2.500%	9/20/26	23,442	22,121
Cisco Systems Inc.	4.800%	2/26/27	32,410	32,418
Cisco Systems Inc.	4.850%	2/26/29	41,200	41,266
Concentrix Corp.	6.650%	8/2/26	13,425	13,551
Concentrix Corp.	6.600%	8/2/28	13,565	13,627
Dell International LLC	5.850%	7/15/25	2,104	2,113
Dell International LLC	6.020%	6/15/26	60,095	60,757
Dell International LLC	4.900%	10/1/26	35,742	35,416
Dell International LLC	6.100%	7/15/27	8,230	8,444
Dell International LLC	5.250%	2/1/28	16,932	17,051
DXC Technology Co.	1.800%	9/15/26	10,985	9,974
DXC Technology Co.	2.375%	9/15/28	10,315	8,893
Equifax Inc.	2.600%	12/15/25	13,024	12,409

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equifax Inc.	5.100%	12/15/27	9,768	9,725
Equifax Inc.	5.100%	6/1/28	18,204	18,092
Fidelity National Information Services Inc.	4.500%	7/15/25	12,028	11,913
Fidelity National Information Services Inc.	1.150%	3/1/26	26,941	24,918
Fidelity National Information Services Inc.	4.700%	7/15/27	8,972	8,904
Fidelity National Information Services Inc.	1.650%	3/1/28	12,543	11,054
Fiserv Inc.	3.850%	6/1/25	10,841	10,624
Fiserv Inc.	3.200%	7/1/26	39,760	37,972
Fiserv Inc.	2.250%	6/1/27	20,101	18,393
Fiserv Inc.	5.450%	3/2/28	15,014	15,137
Fiserv Inc.	5.375%	8/21/28	6,321	6,360
Fiserv Inc.	4.200%	10/1/28	12,830	12,307
Flex Ltd.	4.750%	6/15/25	12,533	12,390
Flex Ltd.	3.750%	2/1/26	18,673	18,056
Fortinet Inc.	1.000%	3/15/26	9,240	8,479
Harman International Industries Inc.	4.150%	5/15/25	3,640	3,575
Hewlett Packard Enterprise Co.	4.900%	10/15/25	36,058	35,826
Hewlett Packard Enterprise Co.	1.750%	4/1/26	18,629	17,314
Hewlett Packard Enterprise Co.	5.250%	7/1/28	11,000	11,018
HP Inc.	2.200%	6/17/25	24,079	23,115
HP Inc.	1.450%	6/17/26	11,388	10,463
HP Inc.	3.000%	6/17/27	19,712	18,415
HP Inc.	4.750%	1/15/28	15,391	15,233
Hubbell Inc.	3.350%	3/1/26	10,270	9,908
Hubbell Inc.	3.150%	8/15/27	3,510	3,293
Hubbell Inc.	3.500%	2/15/28	7,531	7,114
IBM International Capital Pte. Ltd.	4.600%	2/5/29	16,000	15,693
Intel Corp.	3.400%	3/25/25	33,643	32,993
Intel Corp.	3.700%	7/29/25	46,621	45,662
Intel Corp.	2.600%	5/19/26	15,010	14,277
Intel Corp.	3.750%	3/25/27	19,622	18,979
Intel Corp.	3.150%	5/11/27	26,539	25,149
Intel Corp.	3.750%	8/5/27	13,187	12,710
Intel Corp.	4.875%	2/10/28	42,038	41,921
Intel Corp.	1.600%	8/12/28	12,660	11,012
International Business Machines Corp.	4.000%	7/27/25	13,295	13,090
International Business Machines Corp.	7.000%	10/30/25	9,003	9,293
International Business Machines Corp.	4.500%	2/6/26	18,100	17,936
International Business Machines Corp.	3.450%	2/19/26	16,570	16,074
International Business Machines Corp.	3.300%	5/15/26	46,967	45,219
International Business Machines Corp.	3.300%	1/27/27	7,545	7,208
International Business Machines Corp.	1.700%	5/15/27	31,257	28,215
International Business Machines Corp.	4.150%	7/27/27	10,107	9,848
International Business Machines Corp.	6.220%	8/1/27	6,130	6,395
International Business Machines Corp.	4.500%	2/6/28	22,935	22,623
Intuit Inc.	0.950%	7/15/25	8,231	7,766
Intuit Inc.	5.125%	9/15/28	15,025	15,206
Jabil Inc.	1.700%	4/15/26	8,444	7,811
Jabil Inc.	4.250%	5/15/27	7,130	6,885
Jabil Inc.	5.450%	2/1/29	8,481	8,471
Juniper Networks Inc.	1.200%	12/10/25	12,584	11,664
Kyndryl Holdings Inc.	2.050%	10/15/26	11,300	10,322
Lam Research Corp.	3.800%	3/15/25	14,323	14,113
Lam Research Corp.	3.750%	3/15/26	13,094	12,779
Leidos Inc.	3.625%	5/15/25	4,185	4,086
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marvell Technology Inc.	1.650%	4/15/26	5,391	5,001
	Marvell Technology Inc.	2.450%	4/15/28	11,534	10,356
[1]	Marvell Technology Inc.	4.875%	6/22/28	8,712	8,558
	Marvell Technology Inc.	5.750%	2/15/29	3,000	3,057
	Microchip Technology Inc.	4.250%	9/1/25	25,520	25,053
	Micron Technology Inc.	4.975%	2/6/26	5,142	5,112
	Micron Technology Inc.	4.185%	2/15/27	12,248	11,901
	Micron Technology Inc.	5.375%	4/15/28	16,400	16,445
	Micron Technology Inc.	5.327%	2/6/29	5,735	5,741
	Microsoft Corp.	3.125%	11/3/25	49,228	47,851
	Microsoft Corp.	2.400%	8/8/26	68,182	64,543
[2]	Microsoft Corp.	3.400%	9/15/26	19,775	19,128
	Microsoft Corp.	3.300%	2/6/27	75,244	72,682
[2]	Microsoft Corp.	3.400%	6/15/27	4,633	4,446
	Moody's Corp.	3.750%	3/24/25	3,394	3,337
	Moody's Corp.	4.250%	2/1/29	12,963	12,556
	Motorola Solutions Inc.	4.600%	2/23/28	7,199	7,062
	NetApp Inc.	1.875%	6/22/25	10,972	10,462
	NetApp Inc.	2.375%	6/22/27	11,548	10,576
	Nokia OYJ	4.375%	6/12/27	7,965	7,634
	NVIDIA Corp.	3.200%	9/16/26	25,208	24,299
	NXP BV	2.700%	5/1/25	8,213	7,943
	NXP BV	5.350%	3/1/26	7,878	7,865
	NXP BV	3.875%	6/18/26	16,096	15,576
	NXP BV	3.150%	5/1/27	12,989	12,211
	NXP BV	4.400%	6/1/27	8,211	8,022
	Oracle Corp.	2.500%	4/1/25	72,542	70,259
	Oracle Corp.	2.950%	5/15/25	55,996	54,344
	Oracle Corp.	1.650%	3/25/26	57,070	53,006
	Oracle Corp.	2.650%	7/15/26	41,874	39,441
	Oracle Corp.	2.800%	4/1/27	33,083	30,857
	Oracle Corp.	3.250%	11/15/27	32,069	30,071
	Oracle Corp.	2.300%	3/25/28	54,658	48,968
	QUALCOMM Inc.	3.450%	5/20/25	22,669	22,200
	QUALCOMM Inc.	3.250%	5/20/27	41,727	39,784
	Roper Technologies Inc.	1.000%	9/15/25	15,155	14,192
	Roper Technologies Inc.	3.850%	12/15/25	1,590	1,551
	Roper Technologies Inc.	3.800%	12/15/26	15,444	14,928
	Roper Technologies Inc.	4.200%	9/15/28	14,355	13,871
	S&P Global Inc.	2.950%	1/22/27	11,315	10,722
	S&P Global Inc.	2.450%	3/1/27	18,941	17,656
	S&P Global Inc.	4.750%	8/1/28	12,435	12,385
	Salesforce Inc.	3.700%	4/11/28	33,262	32,095
	Salesforce Inc.	1.500%	7/15/28	19,206	16,801
	Skyworks Solutions Inc.	1.800%	6/1/26	22,957	21,234
	TD SYNNEX Corp.	1.750%	8/9/26	17,083	15,560
	Texas Instruments Inc.	1.375%	3/12/25	11,923	11,469
	Texas Instruments Inc.	1.125%	9/15/26	4,417	4,031
	Texas Instruments Inc.	4.600%	2/15/28	9,787	9,769
	Texas Instruments Inc.	2.250%	9/4/29	8,662	7,644
	TSMC Arizona Corp.	1.750%	10/25/26	30,798	28,285
	TSMC Arizona Corp.	3.875%	4/22/27	6,973	6,760
	Verisk Analytics Inc.	4.000%	6/15/25	18,648	18,319
	VMware LLC	4.500%	5/15/25	10,316	10,202
	VMware LLC	1.400%	8/15/26	29,384	26,715
	VMware LLC	4.650%	5/15/27	8,356	8,179
	VMware LLC	3.900%	8/21/27	33,603	32,039
	VMware LLC	1.800%	8/15/28	5,057	4,378
	Workday Inc.	3.500%	4/1/27	16,415	15,626
					3,167,011
Utilities (5.9%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,036	7,650
	AES Corp.	1.375%	1/15/26	6,350	5,868
	AES Corp.	5.450%	6/1/28	14,153	14,105
	Alabama Power Co.	3.750%	9/1/27	6,775	6,501
	Ameren Corp.	3.650%	2/15/26	6,220	6,017
	Ameren Corp.	5.700%	12/1/26	6,783	6,862

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Corp.	1.950%	3/15/27	11,883	10,851
	Ameren Corp.	1.750%	3/15/28	3,421	3,006
	Ameren Illinois Co.	3.250%	3/1/25	3,337	3,275
[1]	American Electric Power Co. Inc.	1.000%	11/1/25	2,945	2,735
	American Electric Power Co. Inc.	5.750%	11/1/27	4,929	5,027
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	20,220	19,462
	American Electric Power Co. Inc.	5.200%	1/15/29	8,354	8,344
	American Electric Power Co. Inc.	3.875%	2/15/62	14,394	12,829
	American Water Capital Corp.	3.400%	3/1/25	4,429	4,342
	American Water Capital Corp.	2.950%	9/1/27	12,385	11,547
	American Water Capital Corp.	3.750%	9/1/28	6,028	5,719
	Appalachian Power Co.	3.400%	6/1/25	13,995	13,656
[1]	Appalachian Power Co.	3.300%	6/1/27	12,226	11,491
	Arizona Public Service Co.	3.150%	5/15/25	2,194	2,131
	Atmos Energy Corp.	3.000%	6/15/27	17,264	16,237
	Avangrid Inc.	3.200%	4/15/25	5,982	5,819
	Baltimore Gas & Electric Co.	2.400%	8/15/26	5,280	4,976
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	15,709	15,489
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	12,490	11,702
	Black Hills Corp.	3.950%	1/15/26	4,889	4,750
	Black Hills Corp.	3.150%	1/15/27	8,399	7,921
	Black Hills Corp.	5.950%	3/15/28	6,289	6,465
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	6,458	6,086
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	4,794	4,547
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	13,788	13,908
	CenterPoint Energy Inc.	1.450%	6/1/26	7,450	6,852
	CenterPoint Energy Inc.	5.250%	8/10/26	3,761	3,764
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	15,585	15,697
	Cleco Corporate Holdings LLC	3.743%	5/1/26	12,698	12,209
	CMS Energy Corp.	3.000%	5/15/26	12,820	12,198
	Commonwealth Edison Co.	2.550%	6/15/26	2,889	2,733
	Commonwealth Edison Co.	3.700%	8/15/28	6,920	6,590
[1]	Connecticut Light & Power Co.	0.750%	12/1/25	5,978	5,543
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	15,190	14,432
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,015	4,711
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	17,777	17,144
	Constellation Energy Generation LLC	3.250%	6/1/25	15,577	15,134
	Constellation Energy Generation LLC	5.600%	3/1/28	12,705	12,870
	Consumers Energy Co.	4.650%	3/1/28	12,860	12,774
	Consumers Energy Co.	4.900%	2/15/29	3,350	3,343
	Consumers Energy Co.	4.600%	5/30/29	8,560	8,413
[1]	Dominion Energy Inc.	3.300%	3/15/25	3,072	3,002
	Dominion Energy Inc.	3.900%	10/1/25	17,662	17,250
[1]	Dominion Energy Inc.	1.450%	4/15/26	14,069	12,988
[1]	Dominion Energy Inc.	2.850%	8/15/26	9,814	9,255
[1]	Dominion Energy Inc.	3.600%	3/15/27	3,840	3,668
	DTE Electric Co.	3.375%	3/1/25	8,516	8,357
	DTE Electric Co.	4.850%	12/1/26	8,200	8,185
[1]	DTE Electric Co.	1.900%	4/1/28	3,653	3,252
[1]	DTE Energy Co.	1.050%	6/1/25	16,747	15,864
	DTE Energy Co.	2.850%	10/1/26	9,648	9,092
	DTE Energy Co.	4.875%	6/1/28	15,471	15,266
	DTE Energy Co.	5.100%	3/1/29	7,600	7,541
[1]	DTE Energy Co.	3.400%	6/15/29	7,064	6,465
	Duke Energy Carolinas LLC	2.950%	12/1/26	6,657	6,339
	Duke Energy Carolinas LLC	2.450%	8/15/29	14,950	13,185
	Duke Energy Corp.	0.900%	9/15/25	11,987	11,215
	Duke Energy Corp.	5.000%	12/8/25	7,776	7,746
	Duke Energy Corp.	2.650%	9/1/26	33,368	31,405
	Duke Energy Corp.	5.000%	12/8/27	23,229	23,093
	Duke Energy Corp.	4.300%	3/15/28	10,946	10,629
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	3.250%	1/15/82	7,909	6,704
	Duke Energy Florida LLC	3.200%	1/15/27	23,743	22,667
	Duke Energy Progress LLC	3.250%	8/15/25	4,449	4,338
	Duke Energy Progress LLC	3.700%	9/1/28	9,784	9,323
	Duke Energy Progress LLC	3.450%	3/15/29	7,500	7,018
	Edison International	4.950%	4/15/25	5,443	5,396
	Edison International	5.750%	6/15/27	13,712	13,842
	Edison International	5.250%	11/15/28	10,988	10,930
	Emera US Finance LP	3.550%	6/15/26	18,966	18,175
	Enel Americas SA	4.000%	10/25/26	9,778	9,393
	Enel Chile SA	4.875%	6/12/28	16,918	16,458
	Entergy Arkansas LLC	3.500%	4/1/26	16,991	16,478
	Entergy Corp.	0.900%	9/15/25	18,689	17,477
	Entergy Corp.	2.950%	9/1/26	18,497	17,547
	Entergy Louisiana LLC	2.400%	10/1/26	3,806	3,554
	Evergy Kansas Central Inc.	2.550%	7/1/26	12,240	11,545
	Evergy Kansas Central Inc.	3.100%	4/1/27	3,708	3,502
	Evergy Metro Inc.	3.650%	8/15/25	365	356
[1]	Eversource Energy	0.800%	8/15/25	8,511	7,944
[1]	Eversource Energy	1.400%	8/15/26	2,932	2,662
	Eversource Energy	2.900%	3/1/27	18,125	16,959
	Eversource Energy	4.600%	7/1/27	9,455	9,246
[1]	Eversource Energy	3.300%	1/15/28	7,422	6,913
	Eversource Energy	5.450%	3/1/28	34,471	34,660
[1]	Exelon Corp.	3.950%	6/15/25	20,683	20,301
	Exelon Corp.	3.400%	4/15/26	10,385	9,999
	Exelon Corp.	2.750%	3/15/27	19,284	17,944
	Exelon Corp.	5.150%	3/15/28	27,321	27,262
	Exelon Corp.	5.150%	3/15/29	4,850	4,827
	Florida Power & Light Co.	2.850%	4/1/25	10,639	10,372
	Florida Power & Light Co.	3.125%	12/1/25	9,945	9,639
	Florida Power & Light Co.	4.450%	5/15/26	5,928	5,867
[1]	Florida Power & Light Co.	3.300%	5/30/27	6,803	6,441
	Florida Power & Light Co.	5.050%	4/1/28	16,931	17,054
	Florida Power & Light Co.	4.400%	5/15/28	28,703	28,200
	Fortis Inc.	3.055%	10/4/26	22,538	21,277
	Georgia Power Co.	3.250%	4/1/26	10,519	10,102
	Georgia Power Co.	5.004%	2/23/27	8,000	7,984
	Georgia Power Co.	3.250%	3/30/27	10,601	10,040
	Georgia Power Co.	4.650%	5/16/28	25,000	24,627
	Iberdrola International BV	5.810%	3/15/25	2,431	2,431
	Interstate Power & Light Co.	4.100%	9/26/28	9,135	8,752
	ITC Holdings Corp.	3.250%	6/30/26	14,194	13,556
	ITC Holdings Corp.	3.350%	11/15/27	9,857	9,246
[1]	Louisville Gas & Electric Co.	3.300%	10/1/25	2,386	2,317
	MidAmerican Energy Co.	3.100%	5/1/27	8,209	7,766
	Mississippi Power Co.	3.950%	3/30/28	2,811	2,696
	National Fuel Gas Co.	5.200%	7/15/25	1,975	1,959
	National Fuel Gas Co.	5.500%	1/15/26	15,194	15,147
	National Fuel Gas Co.	5.500%	10/1/26	2,655	2,647
	National Fuel Gas Co.	4.750%	9/1/28	4,750	4,590
	National Grid plc	5.602%	6/12/28	13,433	13,602
[1]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	3,672	3,588
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	13,815	13,851
[1]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,621	7,386
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	6,996	6,385
[1]	National Rural Utilities Cooperative Finance Corp.	4.800%	2/5/27	3,935	3,915
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	10,105	9,575
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	16,098	15,206
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	13,294	13,222

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	11,003	11,015
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	17,500	17,351
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,790	2,706
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	15,792	15,856
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	14,516	14,327
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	28,382	28,532
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	16,656	15,200
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	39,744	37,812
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	21,247	20,904
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	28,993	28,752
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,398	23,997
[3]	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	8,500	8,470
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	19,777	17,618
	NiSource Inc.	0.950%	8/15/25	31,138	29,226
	NiSource Inc.	3.490%	5/15/27	23,474	22,318
	NiSource Inc.	5.250%	3/30/28	14,962	15,030
	NSTAR Electric Co.	3.200%	5/15/27	11,127	10,600
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	5,935	5,787
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	5,607	5,213
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	10,586	10,322
	ONE Gas Inc.	5.100%	4/1/29	3,245	3,253
	Pacific Gas & Electric Co.	4.950%	6/8/25	2,936	2,908
	Pacific Gas & Electric Co.	3.500%	6/15/25	13,270	12,880
	Pacific Gas & Electric Co.	3.450%	7/1/25	21,717	21,084
	Pacific Gas & Electric Co.	3.150%	1/1/26	43,810	41,892
	Pacific Gas & Electric Co.	2.100%	8/1/27	25,620	22,951
	Pacific Gas & Electric Co.	3.300%	12/1/27	16,306	15,064
	Pacific Gas & Electric Co.	3.750%	7/1/28	19,305	17,960
	Pacific Gas & Electric Co.	6.100%	1/15/29	23,806	24,365
	Pacific Gas & Electric Co.	5.550%	5/15/29	11,000	11,022
	PECO Energy Co.	3.150%	10/15/25	2,980	2,894
	Pinnacle West Capital Corp.	1.300%	6/15/25	3,623	3,438
	PPL Capital Funding Inc.	3.100%	5/15/26	16,218	15,444
[1]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,628	2,561
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	5,961	5,516
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	7,346	6,865
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	8,087	7,644
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,495	1,429
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,078	3,883
	Public Service Enterprise Group Inc.	0.800%	8/15/25	6,269	5,870
	Public Service Enterprise Group Inc.	5.850%	11/15/27	11,905	12,188
	Public Service Enterprise Group Inc.	5.875%	10/15/28	14,430	14,809
	Puget Energy Inc.	3.650%	5/15/25	8,991	8,760
	Puget Energy Inc.	2.379%	6/15/28	7,977	7,073
	San Diego Gas & Electric Co.	2.500%	5/15/26	5,239	4,970
	San Diego Gas & Electric Co.	4.950%	8/15/28	9,937	9,934
	Sempra	3.300%	4/1/25	12,455	12,163
	Sempra	3.250%	6/15/27	11,241	10,572
	Sempra	3.400%	2/1/28	13,651	12,846
	Sempra	4.125%	4/1/52	16,536	15,183
	Sierra Pacific Power Co.	2.600%	5/1/26	2,989	2,831
[1]	Southern California Edison Co.	3.700%	8/1/25	18,807	18,370
[1]	Southern California Edison Co.	1.200%	2/1/26	9,480	8,793
[3]	Southern California Edison Co.	5.350%	3/1/26	10,485	10,492
	Southern California Edison Co.	4.875%	2/1/27	5,585	5,556
[1]	Southern California Edison Co.	4.700%	6/1/27	11,681	11,547
	Southern California Edison Co.	5.850%	11/1/27	19,630	20,103
	Southern California Edison Co.	5.300%	3/1/28	18,975	19,157
	Southern California Edison Co.	5.650%	10/1/28	18,357	18,796
[3]	Southern California Edison Co.	5.150%	6/1/29	12,200	12,209
	Southern California Gas Co.	3.200%	6/15/25	7,834	7,655
[1]	Southern California Gas Co.	2.600%	6/15/26	4,842	4,589
	Southern California Gas Co.	2.950%	4/15/27	11,707	11,015
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co.	5.150%	10/6/25	8,433	8,420
	Southern Co.	3.250%	7/1/26	33,850	32,380
	Southern Co.	4.850%	6/15/28	13,979	13,845
	Southern Co.	5.500%	3/15/29	7,500	7,598
[1]	Southern Co.	4.000%	1/15/51	17,903	17,212
[1]	Southern Co.	3.750%	9/15/51	16,082	15,091
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	12,428	11,880
	Southern Power Co.	4.150%	12/1/25	16,849	16,558
	Southern Power Co.	0.900%	1/15/26	4,478	4,128
	Southwest Gas Corp.	5.800%	12/1/27	5,088	5,179
	Southwest Gas Corp.	5.450%	3/23/28	10,660	10,749
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	10,528	9,792
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	9,902	9,296
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	8,167	7,829
	Tampa Electric Co.	4.900%	3/1/29	2,865	2,848
	Tucson Electric Power Co.	3.050%	3/15/25	3,883	3,789
	Union Electric Co.	2.950%	6/15/27	11,981	11,252
	United Utilities plc	6.875%	8/15/28	6,720	7,119
[1]	Virginia Electric & Power Co.	3.100%	5/15/25	5,328	5,189
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	30,204	29,139
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	3,162	2,995
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	13,926	13,329
[1]	Virginia Electric & Power Co.	3.750%	5/15/27	7,636	7,347
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	5,487	5,256
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	4,450	4,025
	WEC Energy Group Inc.	3.550%	6/15/25	2,133	2,075
	WEC Energy Group Inc.	5.000%	9/27/25	3,484	3,467
	WEC Energy Group Inc.	4.750%	1/9/26	10,699	10,592
	WEC Energy Group Inc.	5.150%	10/1/27	16,211	16,186
	WEC Energy Group Inc.	4.750%	1/15/28	11,720	11,572
	WEC Energy Group Inc.	2.200%	12/15/28	4,338	3,809
	Wisconsin Power & Light Co.	3.050%	10/15/27	4,989	4,656
	Wisconsin Public Service Corp.	5.350%	11/10/25	3,985	3,991
	Xcel Energy Inc.	3.300%	6/1/25	15,511	15,082
	Xcel Energy Inc.	3.350%	12/1/26	10,205	9,649
	Xcel Energy Inc.	1.750%	3/15/27	14,905	13,455
	Xcel Energy Inc.	4.000%	6/15/28	6,954	6,646
					2,493,377
Total Corporate Bonds (Cost $42,242,492)					41,077,762
				Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[5]	Vanguard Market Liquidity Fund (Cost $381,410)	5.400%		3,814,546	381,417
Total Investments (99.7%) (Cost $43,086,755)					41,922,290
Other Assets and Liabilities—Net (0.3%)					141,762
Net Assets (100%)					42,064,052
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $206,633,000, representing 0.5% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
4	Securities with a value of $5,212,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Short-Term Corporate Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2024	658	70,344	(48)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S41-V1	12/20/28	USD	125,000	(1.000)	(2,814)	(259)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $42,705,345)	41,540,873
Affiliated Issuers (Cost $381,410)	381,417
Total Investments in Securities	41,922,290
Investment in Vanguard	1,343
Receivables for Investment Securities Sold	1,013,139
Receivables for Accrued Income	424,044
Receivables for Capital Shares Issued	6,937
Total Assets	43,367,753
Liabilities
Due to Custodian	955
Payables for Investment Securities Purchased	1,294,544
Payables for Capital Shares Redeemed	5,233
Payables for Distributions	1,933
Payables to Vanguard	708
Variation Margin Payable—Futures Contracts	307
Variation Margin Payable—Centrally Cleared Swap Contracts	21
Total Liabilities	1,303,701
Net Assets	42,064,052
At February 29, 2024, net assets consisted of:

Paid-in Capital	44,239,249
Total Distributable Earnings (Loss)	(2,175,197)
Net Assets	42,064,052

ETF Shares—Net Assets
Applicable to 462,039,147 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,578,364
Net Asset Value Per Share—ETF Shares	$77.00

Admiral Shares—Net Assets
Applicable to 192,205,468 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,018,842
Net Asset Value Per Share—Admiral Shares	$20.91

Institutional Shares—Net Assets
Applicable to 96,376,039 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,466,846
Net Asset Value Per Share—Institutional Shares	$25.60

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest[1]	747,086
Total Income	747,086
Expenses
The Vanguard Group—Note B
Investment Advisory Services	433
Management and Administrative—ETF Shares	5,329
Management and Administrative—Admiral Shares	1,209
Management and Administrative—Institutional Shares	511
Marketing and Distribution—ETF Shares	949
Marketing and Distribution—Admiral Shares	109
Marketing and Distribution—Institutional Shares	47
Custodian Fees	107
Shareholders’ Reports—ETF Shares	303
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	16
Other Expenses	11
Total Expenses	9,048
Net Investment Income	738,038
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(311,932)
Futures Contracts	(589)
Swap Contracts	(283)
Realized Net Gain (Loss)	(312,804)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	941,288
Futures Contracts	(227)
Swap Contracts	261
Change in Unrealized Appreciation (Depreciation)	941,322
Net Increase (Decrease) in Net Assets Resulting from Operations	1,366,556
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,054,000, $56,000, $1,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($105,175,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	738,038	1,256,006
Realized Net Gain (Loss)	(312,804)	(1,296,803)
Change in Unrealized Appreciation (Depreciation)	941,322	948,307
Net Increase (Decrease) in Net Assets Resulting from Operations	1,366,556	907,510
Distributions
ETF Shares	(623,137)	(1,047,846)
Admiral Shares	(70,273)	(117,989)
Institutional Shares	(41,891)	(66,109)
Total Distributions	(735,301)	(1,231,944)
Capital Share Transactions
ETF Shares	(1,746,943)	(6,648,044)
Admiral Shares	(104,681)	(555,646)
Institutional Shares	(12,631)	216,450
Net Increase (Decrease) from Capital Share Transactions	(1,864,255)	(6,987,240)
Total Increase (Decrease)	(1,233,000)	(7,311,674)
Net Assets
Beginning of Period	43,297,052	50,608,726
End of Period	42,064,052	43,297,052

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$75.75	$76.14	$82.67	$82.95	$81.18	$78.32
Investment Operations
Net Investment Income[1]	1.343	2.094	1.319	1.433	2.127	2.311
Net Realized and Unrealized Gain (Loss) on Investments	1.240	(.441)	(6.388)	(.250)	1.815	2.826
Total from Investment Operations	2.583	1.653	(5.069)	1.183	3.942	5.137
Distributions
Dividends from Net Investment Income	(1.333)	(2.043)	(1.279)	(1.463)	(2.172)	(2.277)
Distributions from Realized Capital Gains	—	—	(.182)	—	—	—
Total Distributions	(1.333)	(2.043)	(1.461)	(1.463)	(2.172)	(2.277)
Net Asset Value, End of Period	$77.00	$75.75	$76.14	$82.67	$82.95	$81.18
Total Return	3.44%	2.23%	-6.19%	1.44%	4.95%	6.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,578	$36,793	$43,723	$41,569	$31,797	$24,537
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.55%	2.78%	1.67%	1.73%	2.62%	2.92%
Portfolio Turnover Rate[3]	30%	63%	50%	42%	56%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.57	$20.70	$22.49	$22.55	$22.06	$21.28
Investment Operations
Net Investment Income[1]	.363	.566	.351	.385	.578	.625
Net Realized and Unrealized Gain (Loss) on Investments	.342	(.126)	(1.741)	(.063)	.485	.777
Total from Investment Operations	.705	.440	(1.390)	.322	1.063	1.402
Distributions
Dividends from Net Investment Income	(.365)	(.570)	(.350)	(.382)	(.573)	(.622)
Distributions from Realized Capital Gains	—	—	(.050)	—	—	—
Total Distributions	(.365)	(.570)	(.400)	(.382)	(.573)	(.622)
Net Asset Value, End of Period	$20.91	$20.57	$20.70	$22.49	$22.55	$22.06
Total Return[2]	3.46%	2.17%	-6.24%	1.44%	4.90%	6.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,019	$4,060	$4,647	$5,435	$4,703	$4,312
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.52%	2.75%	1.63%	1.71%	2.61%	2.90%
Portfolio Turnover Rate[4]	30%	63%	50%	42%	56%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.19	$25.34	$27.53	$27.61	$27.00	$26.06
Investment Operations
Net Investment Income[1]	.446	.702	.436	.473	.713	.768
Net Realized and Unrealized Gain (Loss) on Investments	.414	(.149)	(2.131)	(.080)	.604	.939
Total from Investment Operations	.860	.553	(1.695)	.393	1.317	1.707
Distributions
Dividends from Net Investment Income	(.450)	(.703)	(.434)	(.473)	(.707)	(.767)
Distributions from Realized Capital Gains	—	—	(.061)	—	—	—
Total Distributions	(.450)	(.703)	(.495)	(.473)	(.707)	(.767)
Net Asset Value, End of Period	$25.60	$25.19	$25.34	$27.53	$27.61	$27.00
Total Return	3.44%	2.22%	-6.21%	1.44%	4.96%	6.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,467	$2,444	$2,239	$2,258	$1,661	$1,633
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.54%	2.79%	1.65%	1.72%	2.63%	2.92%
Portfolio Turnover Rate[3]	30%	63%	50%	42%	56%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing

Short-Term Corporate Bond Index Fund
brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended February 29, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Short-Term Corporate Bond Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $1,343,000, representing less than 0.01% of the fund’s net assets and 0.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Corporate Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	463,111	—	463,111
Corporate Bonds	—	41,077,762	—	41,077,762
Temporary Cash Investments	381,417	—	—	381,417
Total	381,417	41,540,873	—	41,922,290

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	48	—	—	48
Swap Contracts	259[1]	—	—	259
Total	307	—	—	307
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At February 29, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)

Unrealized Depreciation—Futures Contracts[1]	48	—	48
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	259	259
Total Liabilities	48	259	307
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 29, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(589)	—	(589)
Swap Contracts	—	(283)	(283)
Realized Net Gain (Loss) on Derivatives	(589)	(283)	(872)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(227)	—	(227)
Swap Contracts	—	261	261
Change in Unrealized Appreciation (Depreciation) on Derivatives	(227)	261	34
E.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,087,631
Gross Unrealized Appreciation	122,320
Gross Unrealized Depreciation	(1,287,968)
Net Unrealized Appreciation (Depreciation)	(1,165,648)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $796,238,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024;

Short-Term Corporate Bond Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 29, 2024, the fund purchased $5,679,091,000 of investment securities and sold $5,986,134,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,847,804,000 and $6,569,116,000, respectively. In addition, the fund purchased and sold investment securities of $5,946,578,000 and $7,702,721,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	6,119,868[1]	79,951[1]	12,515,077	165,960
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,866,811)[1]	(103,600)[1]	(19,163,121)	(254,500)
Net Increase (Decrease)—ETF Shares	(1,746,943)	(23,649)	(6,648,044)	(88,540)
Admiral Shares
Issued	506,382	24,360	1,301,379	63,432
Issued in Lieu of Cash Distributions	57,405	2,768	96,193	4,684
Redeemed	(668,468)	(32,250)	(1,953,218)	(95,281)
Net Increase (Decrease)—Admiral Shares	(104,681)	(5,122)	(555,646)	(27,165)
Institutional Shares
Issued	377,828	14,847	811,976	32,436
Issued in Lieu of Cash Distributions	41,403	1,631	64,112	2,550
Redeemed	(431,862)	(17,141)	(659,638)	(26,302)
Net Increase (Decrease)—Institutional Shares	(12,631)	(663)	216,450	8,684
1	Includes unsettled in-kind transactions as of February 29, 2024 for 1,700,000 issued shares and 3,600,000 redeemed shares valued at $275,562,000 and $126,985,000, respectively, which settled shortly afterwards.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund
Fund Allocation
As of February 29, 2024
Corporate Bonds – Communications	7.6%
Corporate Bonds – Consumer Discretionary	6.7
Corporate Bonds – Consumer Staples	6.9
Corporate Bonds – Energy	6.5
Corporate Bonds – Financials	31.6
Corporate Bonds – Health Care	9.3
Corporate Bonds – Industrials	6.0
Corporate Bonds – Materials	3.1
Corporate Bonds – Real Estate	5.8
Corporate Bonds – Technology	8.1
Corporate Bonds – Utilities	8.4
U.S. Government and Agency Obligations	0.0
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Intermediate-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond (Cost $5,830)	4.000%	2/15/34	5,971	5,854
Corporate Bonds (98.6%)
Communications (7.5%)
	Alphabet Inc.	1.100%	8/15/30	53,912	43,615
	America Movil SAB de CV	3.625%	4/22/29	21,592	20,057
	America Movil SAB de CV	2.875%	5/7/30	27,248	23,878
	America Movil SAB de CV	4.700%	7/21/32	22,055	21,156
	AT&T Inc.	4.350%	3/1/29	75,338	72,772
[1]	AT&T Inc.	4.300%	2/15/30	94,104	89,811
	AT&T Inc.	2.750%	6/1/31	72,281	61,549
	AT&T Inc.	2.250%	2/1/32	69,129	55,439
	AT&T Inc.	2.550%	12/1/33	72,146	56,890
	AT&T Inc.	5.400%	2/15/34	79,811	79,917
	Baidu Inc.	3.425%	4/7/30	8,653	7,837
	Baidu Inc.	2.375%	10/9/30	5,766	4,852
	Baidu Inc.	2.375%	8/23/31	21,413	17,663
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	26,176	25,899
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	2,935	2,896
	Booking Holdings Inc.	4.625%	4/13/30	49,048	48,199
	British Telecommunications plc	9.625%	12/15/30	74,084	90,601
	Charter Communications Operating LLC	5.050%	3/30/29	34,146	32,665
	Charter Communications Operating LLC	2.800%	4/1/31	43,092	34,765
	Charter Communications Operating LLC	2.300%	2/1/32	23,959	18,200
	Charter Communications Operating LLC	4.400%	4/1/33	26,356	23,018
	Charter Communications Operating LLC	6.650%	2/1/34	21,500	21,540
	Comcast Corp.	2.650%	2/1/30	33,203	29,222
	Comcast Corp.	3.400%	4/1/30	41,666	38,132
	Comcast Corp.	4.250%	10/15/30	39,893	38,125
	Comcast Corp.	1.950%	1/15/31	37,946	31,161
	Comcast Corp.	1.500%	2/15/31	49,460	39,410
	Comcast Corp.	5.500%	11/15/32	25,150	25,779
	Comcast Corp.	4.250%	1/15/33	43,277	40,536
	Comcast Corp.	4.650%	2/15/33	27,894	27,082
	Comcast Corp.	7.050%	3/15/33	15,409	17,320
	Comcast Corp.	4.800%	5/15/33	30,499	29,801
	Deutsche Telekom International Finance BV	8.750%	6/15/30	92,086	108,594
	Deutsche Telekom International Finance BV	9.250%	6/1/32	10,716	13,523
	Discovery Communications LLC	4.125%	5/15/29	22,427	20,725
	Discovery Communications LLC	3.625%	5/15/30	25,024	21,992
	Electronic Arts Inc.	1.850%	2/15/31	20,276	16,503
	Expedia Group Inc.	3.250%	2/15/30	27,152	24,195
	Expedia Group Inc.	2.950%	3/15/31	22,357	19,139
	FactSet Research Systems Inc.	3.450%	3/1/32	13,708	11,917
	Fox Corp.	3.500%	4/8/30	19,270	17,337
	Fox Corp.	6.500%	10/13/33	34,384	36,110
	Grupo Televisa SAB	8.500%	3/11/32	6,269	7,211
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	22,950	22,320
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	7,075	5,893
	Koninklijke KPN NV	8.375%	10/1/30	15,855	18,481
	Meta Platforms Inc.	4.800%	5/15/30	40,531	40,521
	Meta Platforms Inc.	3.850%	8/15/32	75,494	69,926
	Meta Platforms Inc.	4.950%	5/15/33	37,198	37,225
	Netflix Inc.	6.375%	5/15/29	23,147	24,600
	Omnicom Group Inc.	2.450%	4/30/30	14,818	12,672
	Omnicom Group Inc.	4.200%	6/1/30	15,268	14,444
	Omnicom Group Inc.	2.600%	8/1/31	16,982	14,255
	Orange SA	9.000%	3/1/31	67,617	81,710
	Paramount Global	4.200%	6/1/29	14,471	12,743
	Paramount Global	7.875%	7/30/30	25,440	25,972
	Paramount Global	4.950%	1/15/31	28,236	24,725
	Paramount Global	4.200%	5/19/32	25,191	20,530
	Paramount Global	5.500%	5/15/33	11,262	9,750
	Rogers Communications Inc.	3.800%	3/15/32	51,867	46,078
	Rogers Communications Inc.	5.300%	2/15/34	20,000	19,634
	Sprint Capital Corp.	8.750%	3/15/32	52,906	63,932
	Take-Two Interactive Software Inc.	4.000%	4/14/32	15,253	13,984
	Telefonica Europe BV	8.250%	9/15/30	26,764	30,378
	TELUS Corp.	3.400%	5/13/32	23,750	20,606
	Tencent Music Entertainment Group	2.000%	9/3/30	13,226	10,766
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	26,697	29,607
	T-Mobile USA Inc.	2.400%	3/15/29	18,776	16,517
	T-Mobile USA Inc.	3.375%	4/15/29	45,145	41,465
	T-Mobile USA Inc.	3.875%	4/15/30	166,321	154,438
	T-Mobile USA Inc.	2.550%	2/15/31	64,771	54,579
	T-Mobile USA Inc.	2.875%	2/15/31	50,175	43,162
	T-Mobile USA Inc.	3.500%	4/15/31	71,264	63,771
	T-Mobile USA Inc.	2.250%	11/15/31	28,258	22,927
	T-Mobile USA Inc.	2.700%	3/15/32	38,438	31,944
	T-Mobile USA Inc.	5.200%	1/15/33	22,801	22,655
	T-Mobile USA Inc.	5.050%	7/15/33	83,735	81,910
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	9,980	11,291
	VeriSign Inc.	2.700%	6/15/31	20,300	16,874
	Verizon Communications Inc.	4.016%	12/3/29	110,528	104,910
	Verizon Communications Inc.	3.150%	3/22/30	38,877	34,803
	Verizon Communications Inc.	1.500%	9/18/30	15,123	12,133
	Verizon Communications Inc.	1.680%	10/30/30	31,193	25,101
	Verizon Communications Inc.	7.750%	12/1/30	17,189	19,610
	Verizon Communications Inc.	1.750%	1/20/31	61,127	49,020
	Verizon Communications Inc.	2.550%	3/21/31	107,861	90,870
	Verizon Communications Inc.	2.355%	3/15/32	111,035	89,932
	Verizon Communications Inc.	5.050%	5/9/33	35,540	35,185
	Verizon Communications Inc.	4.500%	8/10/33	65,790	61,996
	Vodafone Group plc	7.875%	2/15/30	18,089	20,510
	Vodafone Group plc	6.250%	11/30/32	9,774	10,376
	Walt Disney Co.	2.000%	9/1/29	51,649	44,526
	Walt Disney Co.	3.800%	3/22/30	35,364	33,367
	Walt Disney Co.	2.650%	1/13/31	63,050	54,772
	Walt Disney Co.	6.550%	3/15/33	7,098	7,915
	Warnermedia Holdings Inc.	4.054%	3/15/29	35,426	32,740
	Warnermedia Holdings Inc.	4.279%	3/15/32	128,711	113,593
	Weibo Corp.	3.375%	7/8/30	20,536	17,623
	WPP Finance 2010	3.750%	9/19/24	1	1
					3,558,301

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Discretionary (6.6%)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	43,993	36,390
	Amazon.com Inc.	3.450%	4/13/29	27,493	26,041
	Amazon.com Inc.	4.650%	12/1/29	37,188	37,208
	Amazon.com Inc.	1.500%	6/3/30	61,785	51,085
	Amazon.com Inc.	2.100%	5/12/31	96,693	81,142
	Amazon.com Inc.	3.600%	4/13/32	57,109	52,645
	Amazon.com Inc.	4.700%	12/1/32	45,869	45,652
[1]	American Honda Finance Corp.	2.250%	1/12/29	5,391	4,787
	American Honda Finance Corp.	4.600%	4/17/30	15,471	15,152
[1]	American Honda Finance Corp.	4.900%	1/10/34	35,263	34,395
	Aptiv plc	4.350%	3/15/29	7,421	7,171
	Aptiv plc	3.250%	3/1/32	22,512	19,412
	AutoNation Inc.	4.750%	6/1/30	12,707	12,081
	AutoNation Inc.	2.400%	8/1/31	11,914	9,433
	AutoNation Inc.	3.850%	3/1/32	18,548	16,187
	AutoZone Inc.	3.750%	4/18/29	20,700	19,432
	AutoZone Inc.	4.000%	4/15/30	20,412	19,187
	AutoZone Inc.	1.650%	1/15/31	23,960	19,060
	AutoZone Inc.	4.750%	8/1/32	17,719	17,026
	AutoZone Inc.	4.750%	2/1/33	12,147	11,635
	AutoZone Inc.	5.200%	8/1/33	4,963	4,918
	AutoZone Inc.	6.550%	11/1/33	11,774	12,708
	Best Buy Co. Inc.	4.450%	10/1/28	6,353	6,222
	Best Buy Co. Inc.	1.950%	10/1/30	17,800	14,619
	Block Financial LLC	3.875%	8/15/30	17,236	15,539
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	1	—
	Brunswick Corp.	2.400%	8/18/31	14,747	11,604
	Brunswick Corp.	4.400%	9/15/32	11,606	10,352
	Choice Hotels International Inc.	3.700%	12/1/29	11,056	9,690
	Choice Hotels International Inc.	3.700%	1/15/31	6,457	5,548
	Darden Restaurants Inc.	6.300%	10/10/33	13,378	13,960
	Dick's Sporting Goods Inc.	3.150%	1/15/32	21,332	17,872
	eBay Inc.	2.700%	3/11/30	27,197	23,763
	eBay Inc.	2.600%	5/10/31	17,074	14,472
	eBay Inc.	6.300%	11/22/32	12,183	12,920
[1]	Emory University	2.143%	9/1/30	10,745	9,162
	Ford Motor Co.	9.625%	4/22/30	15,528	18,154
	Ford Motor Co.	7.450%	7/16/31	26,990	29,071
	Ford Motor Co.	3.250%	2/12/32	71,824	58,960
	Ford Motor Co.	6.100%	8/19/32	52,598	52,453
	Ford Motor Credit Co. LLC	5.113%	5/3/29	31,120	29,994
	Ford Motor Credit Co. LLC	7.350%	3/6/30	37,449	39,654
	Ford Motor Credit Co. LLC	7.200%	6/10/30	22,577	23,814
	Ford Motor Credit Co. LLC	4.000%	11/13/30	35,983	31,808
	Ford Motor Credit Co. LLC	6.050%	3/5/31	28,011	27,885
	Ford Motor Credit Co. LLC	3.625%	6/17/31	12,382	10,553
	Ford Motor Credit Co. LLC	7.122%	11/7/33	36,254	38,678
	Fortune Brands Innovations Inc.	3.250%	9/15/29	19,767	17,858
	Fortune Brands Innovations Inc.	4.000%	3/25/32	7,465	6,770
	Fortune Brands Innovations Inc.	5.875%	6/1/33	17,780	18,060
	General Motors Co.	5.400%	10/15/29	31,115	31,013
	General Motors Co.	5.600%	10/15/32	37,504	37,395
	General Motors Financial Co. Inc.	4.300%	4/6/29	34,431	32,655
	General Motors Financial Co. Inc.	5.850%	4/6/30	30,871	31,306
	General Motors Financial Co. Inc.	3.600%	6/21/30	29,236	26,220
	General Motors Financial Co. Inc.	2.350%	1/8/31	11,472	9,349
	General Motors Financial Co. Inc.	5.750%	2/8/31	18,000	17,948
	General Motors Financial Co. Inc.	2.700%	6/10/31	34,789	28,625
	General Motors Financial Co. Inc.	3.100%	1/12/32	36,228	30,257
	General Motors Financial Co. Inc.	6.400%	1/9/33	13,039	13,540
	General Motors Financial Co. Inc.	6.100%	1/7/34	39,955	40,360
	Genuine Parts Co.	1.875%	11/1/30	12,487	10,021
	Genuine Parts Co.	2.750%	2/1/32	10,327	8,487
	Genuine Parts Co.	6.875%	11/1/33	9,870	10,781
	GXO Logistics Inc.	2.650%	7/15/31	6,870	5,580
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hasbro Inc.	3.900%	11/19/29	26,914	24,696
	Home Depot Inc.	4.900%	4/15/29	17,105	17,166
	Home Depot Inc.	2.950%	6/15/29	37,167	33,925
	Home Depot Inc.	2.700%	4/15/30	41,230	36,473
	Home Depot Inc.	1.375%	3/15/31	46,145	36,506
	Home Depot Inc.	1.875%	9/15/31	44,625	36,156
	Home Depot Inc.	3.250%	4/15/32	47,059	41,736
	Home Depot Inc.	4.500%	9/15/32	21,650	21,159
	Honda Motor Co. Ltd.	2.967%	3/10/32	17,931	15,744
	Hyatt Hotels Corp.	5.750%	4/23/30	9,667	9,851
	JD.com Inc.	3.375%	1/14/30	16,628	15,002
[1]	Johns Hopkins University	4.705%	7/1/32	7,945	7,990
	Lear Corp.	4.250%	5/15/29	11,709	11,142
	Lear Corp.	3.500%	5/30/30	9,171	8,196
	Lear Corp.	2.600%	1/15/32	3,838	3,124
	Leggett & Platt Inc.	4.400%	3/15/29	17,270	16,362
	Lowe's Cos. Inc.	3.650%	4/5/29	37,968	35,798
	Lowe's Cos. Inc.	4.500%	4/15/30	39,536	38,409
	Lowe's Cos. Inc.	1.700%	10/15/30	30,381	24,633
	Lowe's Cos. Inc.	2.625%	4/1/31	39,310	33,521
	Lowe's Cos. Inc.	3.750%	4/1/32	36,478	33,104
	Lowe's Cos. Inc.	5.000%	4/15/33	20,595	20,296
	Lowe's Cos. Inc.	5.150%	7/1/33	38,406	38,222
	Magna International Inc.	2.450%	6/15/30	19,051	16,386
	Magna International Inc.	5.500%	3/21/33	13,545	13,875
	Marriott International Inc.	4.900%	4/15/29	17,276	17,065
[1]	Marriott International Inc.	4.625%	6/15/30	22,140	21,424
[1]	Marriott International Inc.	2.850%	4/15/31	40,620	34,670
[1]	Marriott International Inc.	3.500%	10/15/32	37,940	33,092
[1]	Marriott International Inc.	2.750%	10/15/33	9,718	7,823
	Marriott International Inc.	5.300%	5/15/34	9,800	9,646
	Masco Corp.	2.000%	10/1/30	7,904	6,431
	Masco Corp.	2.000%	2/15/31	16,206	13,160
[1]	McDonald's Corp.	2.625%	9/1/29	25,613	22,911
[1]	McDonald's Corp.	2.125%	3/1/30	12,366	10,581
[1]	McDonald's Corp.	3.600%	7/1/30	28,773	26,645
[1]	McDonald's Corp.	4.600%	9/9/32	12,879	12,574
	McDonald's Corp.	4.950%	8/14/33	18,500	18,331
	MDC Holdings Inc.	3.850%	1/15/30	3,940	3,634
	MDC Holdings Inc.	2.500%	1/15/31	14,561	12,304
[2]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	37	34
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	42,263	51,281
[2]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	120	102
	Mohawk Industries Inc.	3.625%	5/15/30	12,251	11,148
	NIKE Inc.	2.850%	3/27/30	34,572	31,076
	NVR Inc.	3.000%	5/15/30	25,409	22,394
	O'Reilly Automotive Inc.	3.900%	6/1/29	13,383	12,694
	O'Reilly Automotive Inc.	4.200%	4/1/30	12,916	12,260
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,465	3,579
	O'Reilly Automotive Inc.	4.700%	6/15/32	26,417	25,546
	Owens Corning	3.950%	8/15/29	13,557	12,789
	Owens Corning	3.875%	6/1/30	8,275	7,628
	Polaris Inc.	6.950%	3/15/29	10,000	10,544
	PulteGroup Inc.	7.875%	6/15/32	8,067	9,330
	PulteGroup Inc.	6.375%	5/15/33	8,775	9,278
	Ralph Lauren Corp.	2.950%	6/15/30	19,851	17,650
	Ross Stores Inc.	1.875%	4/15/31	12,983	10,545
	Sands China Ltd.	3.100%	3/8/29	17,395	14,984
	Sands China Ltd.	4.625%	6/18/30	16,365	14,886
	Sands China Ltd.	3.250%	8/8/31	15,195	12,605
	Stanley Black & Decker Inc.	2.300%	3/15/30	12,895	10,825
	Stanley Black & Decker Inc.	3.000%	5/15/32	10,191	8,606
	Starbucks Corp.	3.550%	8/15/29	26,665	24,997
	Starbucks Corp.	2.250%	3/12/30	23,897	20,436

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	2.550%	11/15/30	44,409	38,122
	Starbucks Corp.	4.900%	2/15/31	10,000	9,880
	Starbucks Corp.	3.000%	2/14/32	27,959	24,223
	Starbucks Corp.	4.800%	2/15/33	9,922	9,783
	Starbucks Corp.	5.000%	2/15/34	10,000	9,841
	Tapestry Inc.	7.700%	11/27/30	21,380	22,713
[1]	Tapestry Inc.	3.050%	3/15/32	12,476	10,113
	Tapestry Inc.	7.850%	11/27/33	33,114	35,828
	TJX Cos. Inc.	3.875%	4/15/30	8,913	8,451
	TJX Cos. Inc.	1.600%	5/15/31	8,230	6,633
	Toll Brothers Finance Corp.	3.800%	11/1/29	10,782	9,912
	Toyota Motor Corp.	2.760%	7/2/29	14,342	13,208
	Toyota Motor Corp.	2.362%	3/25/31	12,471	10,745
	Toyota Motor Corp.	5.123%	7/13/33	3,643	3,818
	Toyota Motor Credit Corp.	3.650%	1/8/29	25	24
[1]	Toyota Motor Credit Corp.	4.450%	6/29/29	21,629	21,237
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	20,278	17,421
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	27,382	25,168
	Toyota Motor Credit Corp.	4.550%	5/17/30	24,197	23,692
	Toyota Motor Credit Corp.	5.550%	11/20/30	27,149	28,024
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	14,771	11,985
	Toyota Motor Credit Corp.	1.900%	9/12/31	13,386	10,876
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,953	4,143
	Toyota Motor Credit Corp.	4.700%	1/12/33	13,035	12,854
[1]	Toyota Motor Credit Corp.	4.800%	1/5/34	22,930	22,350
	Tractor Supply Co.	1.750%	11/1/30	17,688	14,242
	Tractor Supply Co.	5.250%	5/15/33	20,243	20,117
	VF Corp.	2.950%	4/23/30	20,498	16,909
	Whirlpool Corp.	4.750%	2/26/29	470	459
	Whirlpool Corp.	2.400%	5/15/31	3,507	2,876
	Whirlpool Corp.	4.700%	5/14/32	6,859	6,484
	Whirlpool Corp.	5.500%	3/1/33	9,540	9,459
	Whirlpool Corp.	5.750%	3/1/34	7,875	7,832
[1]	Yale University	1.482%	4/15/30	13,007	10,859
					3,130,981
Consumer Staples (6.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	7,108	7,711
	Altria Group Inc.	3.400%	5/6/30	13,079	11,771
	Altria Group Inc.	2.450%	2/4/32	51,183	40,970
	Altria Group Inc.	6.875%	11/1/33	12,145	13,079
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	23,208	23,051
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	46,378	42,858
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	15,932	16,015
	Archer-Daniels-Midland Co.	3.250%	3/27/30	21,729	19,658
	Archer-Daniels-Midland Co.	2.900%	3/1/32	22,613	19,270
	Archer-Daniels-Midland Co.	5.935%	10/1/32	4,280	4,527
	Archer-Daniels-Midland Co.	4.500%	8/15/33	2,848	2,714
	Avery Dennison Corp.	4.875%	12/6/28	6,374	6,310
	Avery Dennison Corp.	2.650%	4/30/30	14,452	12,571
	Avery Dennison Corp.	2.250%	2/15/32	6,615	5,371
	Avery Dennison Corp.	5.750%	3/15/33	10,566	10,936
	BAT Capital Corp.	3.462%	9/6/29	12,450	11,265
	BAT Capital Corp.	4.906%	4/2/30	29,249	28,413
	BAT Capital Corp.	6.343%	8/2/30	32,442	33,483
	BAT Capital Corp.	5.834%	2/20/31	11,000	10,960
	BAT Capital Corp.	2.726%	3/25/31	35,665	29,403
	BAT Capital Corp.	4.742%	3/16/32	31,811	29,919
	BAT Capital Corp.	7.750%	10/19/32	17,351	19,347
	BAT Capital Corp.	6.421%	8/2/33	30,756	31,568
	BAT Capital Corp.	6.000%	2/20/34	11,003	10,896
	BAT International Finance plc	5.931%	2/2/29	9,735	9,937
	Brown-Forman Corp.	4.750%	4/15/33	18,585	18,322
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	27,022	22,990
	Campbell Soup Co.	2.375%	4/24/30	24,138	20,495
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Church & Dwight Co. Inc.	2.300%	12/15/31	4,215	3,478
	Church & Dwight Co. Inc.	5.600%	11/15/32	18,065	18,732
	Clorox Co.	4.400%	5/1/29	13,464	13,122
	Clorox Co.	1.800%	5/15/30	13,192	10,898
	Clorox Co.	4.600%	5/1/32	16,263	15,779
	Coca-Cola Co.	2.125%	9/6/29	21,956	19,318
	Coca-Cola Co.	3.450%	3/25/30	28,718	26,788
	Coca-Cola Co.	1.650%	6/1/30	29,685	24,793
	Coca-Cola Co.	2.000%	3/5/31	29,459	24,642
	Coca-Cola Co.	1.375%	3/15/31	47,107	37,709
	Coca-Cola Co.	2.250%	1/5/32	45,617	38,410
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	28,341	25,061
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	18,739	14,586
	Colgate-Palmolive Co.	3.250%	8/15/32	10,915	9,782
	Colgate-Palmolive Co.	4.600%	3/1/33	11,906	11,817
	Conagra Brands Inc.	8.250%	9/15/30	6,569	7,543
	Constellation Brands Inc.	3.150%	8/1/29	24,317	22,061
	Constellation Brands Inc.	2.875%	5/1/30	16,474	14,465
	Constellation Brands Inc.	2.250%	8/1/31	34,619	28,234
	Constellation Brands Inc.	4.750%	5/9/32	15,919	15,378
	Constellation Brands Inc.	4.900%	5/1/33	21,161	20,542
	Costco Wholesale Corp.	1.600%	4/20/30	50,269	41,861
	Costco Wholesale Corp.	1.750%	4/20/32	34,282	27,410
	Diageo Capital plc	2.375%	10/24/29	31,417	27,583
	Diageo Capital plc	2.000%	4/29/30	34,243	28,857
	Diageo Capital plc	2.125%	4/29/32	27,801	22,464
	Diageo Capital plc	5.500%	1/24/33	24,411	25,064
	Diageo Capital plc	5.625%	10/5/33	22,326	23,176
	Dollar General Corp.	3.500%	4/3/30	38,548	34,859
	Dollar General Corp.	5.000%	11/1/32	17,436	16,930
	Dollar General Corp.	5.450%	7/5/33	24,396	24,209
	Dollar Tree Inc.	2.650%	12/1/31	21,695	18,061
	Estee Lauder Cos. Inc.	2.375%	12/1/29	11,367	9,932
	Estee Lauder Cos. Inc.	2.600%	4/15/30	21,641	18,937
	Estee Lauder Cos. Inc.	1.950%	3/15/31	21,174	17,358
	Estee Lauder Cos. Inc.	4.650%	5/15/33	13,534	13,128
	Flowers Foods Inc.	2.400%	3/15/31	12,123	10,127
	General Mills Inc.	2.875%	4/15/30	16,878	14,902
	General Mills Inc.	2.250%	10/14/31	19,585	16,051
	General Mills Inc.	4.950%	3/29/33	30,942	30,372
	Haleon US Capital LLC	3.375%	3/24/29	26,953	24,901
	Haleon US Capital LLC	3.625%	3/24/32	50,524	45,235
	Hershey Co.	1.700%	6/1/30	9,400	7,844
	Hershey Co.	4.500%	5/4/33	14,297	13,988
	Hormel Foods Corp.	1.800%	6/11/30	26,620	22,091
	Ingredion Inc.	2.900%	6/1/30	14,121	12,408
	J M Smucker Co.	2.375%	3/15/30	4,110	3,525
	J M Smucker Co.	2.125%	3/15/32	9,965	7,952
	J M Smucker Co.	6.200%	11/15/33	34,166	36,143
	JBS USA LUX SA	5.500%	1/15/30	34,537	33,642
	JBS USA LUX SA	3.750%	12/1/31	20,427	17,359
	JBS USA LUX SA	3.625%	1/15/32	25,227	21,213
	JBS USA LUX SA	3.000%	5/15/32	18,395	14,724
	JBS USA LUX SA	5.750%	4/1/33	46,627	45,207
	Kellanova	2.100%	6/1/30	13,262	11,160
[1]	Kellanova	7.450%	4/1/31	10,844	12,132
	Kellanova	5.250%	3/1/33	10,732	10,653
	Kenvue Inc.	5.000%	3/22/30	28,922	28,981
	Kenvue Inc.	4.900%	3/22/33	32,108	31,746
	Keurig Dr Pepper Inc.	3.950%	4/15/29	26,331	25,067
	Keurig Dr Pepper Inc.	3.200%	5/1/30	18,145	16,362
	Keurig Dr Pepper Inc.	2.250%	3/15/31	18,688	15,517
	Keurig Dr Pepper Inc.	4.050%	4/15/32	28,282	26,233
	Kimberly-Clark Corp.	3.950%	11/1/28	290	281
	Kimberly-Clark Corp.	3.200%	4/25/29	15,875	14,730
	Kimberly-Clark Corp.	3.100%	3/26/30	23,796	21,646
	Kimberly-Clark Corp.	2.000%	11/2/31	16,760	13,773

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kraft Heinz Foods Co.	3.750%	4/1/30	25,335	23,619
	Kraft Heinz Foods Co.	4.250%	3/1/31	20,583	19,546
	Kraft Heinz Foods Co.	6.750%	3/15/32	6,888	7,577
[1]	Kroger Co.	7.700%	6/1/29	1,805	2,005
	Kroger Co.	2.200%	5/1/30	14,476	12,172
	Kroger Co.	1.700%	1/15/31	15,205	12,117
	Kroger Co.	7.500%	4/1/31	14,440	16,290
	McCormick & Co. Inc.	2.500%	4/15/30	7,297	6,245
	McCormick & Co. Inc.	1.850%	2/15/31	8,499	6,832
	McCormick & Co. Inc.	4.950%	4/15/33	12,156	11,864
	Mondelez International Inc.	2.750%	4/13/30	16,197	14,304
	Mondelez International Inc.	1.500%	2/4/31	12,841	10,206
	Mondelez International Inc.	3.000%	3/17/32	23,614	20,355
	Mondelez International Inc.	1.875%	10/15/32	13,477	10,606
	PepsiCo Inc.	7.000%	3/1/29	15,355	16,925
	PepsiCo Inc.	2.625%	7/29/29	38,007	34,239
	PepsiCo Inc.	2.750%	3/19/30	48,510	43,275
	PepsiCo Inc.	1.625%	5/1/30	40,271	33,476
	PepsiCo Inc.	1.400%	2/25/31	26,029	20,809
	PepsiCo Inc.	1.950%	10/21/31	32,043	26,230
	PepsiCo Inc.	3.900%	7/18/32	33,208	31,171
	Philip Morris International Inc.	3.375%	8/15/29	31,697	29,100
	Philip Morris International Inc.	5.625%	11/17/29	38,402	39,324
	Philip Morris International Inc.	5.125%	2/15/30	48,178	47,944
	Philip Morris International Inc.	2.100%	5/1/30	23,438	19,751
	Philip Morris International Inc.	5.500%	9/7/30	9,901	9,989
	Philip Morris International Inc.	1.750%	11/1/30	19,130	15,453
	Philip Morris International Inc.	5.125%	2/13/31	16,000	15,743
	Philip Morris International Inc.	5.750%	11/17/32	39,470	40,230
	Philip Morris International Inc.	5.375%	2/15/33	69,951	69,670
	Philip Morris International Inc.	5.625%	9/7/33	18,416	18,586
	Philip Morris International Inc.	5.250%	2/13/34	33,548	32,778
	Pilgrim's Pride Corp.	4.250%	4/15/31	27,034	24,153
	Pilgrim's Pride Corp.	3.500%	3/1/32	26,123	21,831
	Pilgrim's Pride Corp.	6.250%	7/1/33	23,846	24,139
	Procter & Gamble Co.	3.000%	3/25/30	34,243	31,334
	Procter & Gamble Co.	1.200%	10/29/30	40,275	32,389
	Procter & Gamble Co.	1.950%	4/23/31	19,133	16,094
	Procter & Gamble Co.	2.300%	2/1/32	10,364	8,839
	Procter & Gamble Co.	4.050%	1/26/33	17,136	16,506
	Procter & Gamble Co.	4.550%	1/29/34	19,090	18,838
	Sysco Corp.	2.400%	2/15/30	13,238	11,396
	Sysco Corp.	5.950%	4/1/30	33,484	34,806
	Sysco Corp.	2.450%	12/14/31	4,581	3,795
	Sysco Corp.	6.000%	1/17/34	9,496	9,985
	Target Corp.	3.375%	4/15/29	20,455	19,171
	Target Corp.	2.350%	2/15/30	15,294	13,341
	Target Corp.	2.650%	9/15/30	7,573	6,642
	Target Corp.	4.500%	9/15/32	26,848	25,983
	Target Corp.	4.400%	1/15/33	5,640	5,443
	Tyson Foods Inc.	4.350%	3/1/29	20,091	19,332
	Unilever Capital Corp.	2.125%	9/6/29	18,954	16,511
	Unilever Capital Corp.	1.375%	9/14/30	6,877	5,557
	Unilever Capital Corp.	1.750%	8/12/31	16,676	13,411
	Unilever Capital Corp.	5.900%	11/15/32	21,940	23,345
	Unilever Capital Corp.	5.000%	12/8/33	30,905	30,957
	Walmart Inc.	3.250%	7/8/29	27,679	26,039
	Walmart Inc.	2.375%	9/24/29	9,560	8,530
	Walmart Inc.	7.550%	2/15/30	8,717	10,084
	Walmart Inc.	4.000%	4/15/30	9,890	9,583
	Walmart Inc.	1.800%	9/22/31	50,215	41,155
	Walmart Inc.	4.150%	9/9/32	30,559	29,487
	Walmart Inc.	4.100%	4/15/33	44,368	42,257
					3,192,106
Energy (6.4%)
	Apache Corp.	4.250%	1/15/30	13,922	12,792
	Baker Hughes Holdings LLC	4.486%	5/1/30	13,371	12,996
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boardwalk Pipelines LP	3.400%	2/15/31	15,847	13,983
	Boardwalk Pipelines LP	3.600%	9/1/32	12,781	11,100
	BP Capital Markets America Inc.	4.699%	4/10/29	4,500	4,451
	BP Capital Markets America Inc.	3.633%	4/6/30	38,170	35,570
	BP Capital Markets America Inc.	1.749%	8/10/30	22,057	18,188
	BP Capital Markets America Inc.	2.721%	1/12/32	48,990	41,555
	BP Capital Markets America Inc.	4.812%	2/13/33	67,641	65,996
	BP Capital Markets America Inc.	4.893%	9/11/33	45,575	44,704
	BP Capital Markets America Inc.	4.989%	4/10/34	5,000	4,920
	Burlington Resources LLC	7.200%	8/15/31	3,598	4,060
	Burlington Resources LLC	7.400%	12/1/31	5,606	6,408
	Canadian Natural Resources Ltd.	2.950%	7/15/30	19,227	16,719
	Canadian Natural Resources Ltd.	7.200%	1/15/32	11,289	12,294
	Canadian Natural Resources Ltd.	6.450%	6/30/33	6,504	6,838
	Cenovus Energy Inc.	2.650%	1/15/32	12,818	10,488
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	41,156	37,998
	Cheniere Energy Partners LP	4.500%	10/1/29	14,290	13,395
	Cheniere Energy Partners LP	4.000%	3/1/31	51,149	45,682
	Cheniere Energy Partners LP	3.250%	1/31/32	43,358	36,238
[2]	Cheniere Energy Partners LP	5.950%	6/30/33	35,023	35,162
	Chevron Corp.	2.236%	5/11/30	46,044	39,839
	Chevron USA Inc.	3.250%	10/15/29	15,454	14,374
	Conoco Funding Co.	7.250%	10/15/31	4,875	5,523
	ConocoPhillips	2.400%	2/15/31	20,147	16,756
	ConocoPhillips	5.900%	10/15/32	10,945	11,710
	ConocoPhillips Co.	6.950%	4/15/29	34,608	37,935
	ConocoPhillips Co.	5.050%	9/15/33	30,481	30,379
	Coterra Energy Inc.	4.375%	3/15/29	10,798	10,400
	DCP Midstream Operating LP	5.125%	5/15/29	16,188	15,987
	DCP Midstream Operating LP	3.250%	2/15/32	9,314	7,938
	Devon Energy Corp.	4.500%	1/15/30	18,118	17,284
	Devon Energy Corp.	7.875%	9/30/31	14,223	16,188
	Devon Energy Corp.	7.950%	4/15/32	7,328	8,352
	Diamondback Energy Inc.	3.500%	12/1/29	35,837	32,896
	Diamondback Energy Inc.	3.125%	3/24/31	23,340	20,458
	Diamondback Energy Inc.	6.250%	3/15/33	26,349	27,691
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	11,403	10,142
	Enbridge Inc.	3.125%	11/15/29	18,044	16,301
	Enbridge Inc.	6.200%	11/15/30	20,632	21,633
	Enbridge Inc.	5.700%	3/8/33	63,297	64,070
	Enbridge Inc.	2.500%	8/1/33	22,390	17,693
	Energy Transfer LP	5.250%	4/15/29	45,369	45,192
	Energy Transfer LP	4.150%	9/15/29	14,247	13,433
	Energy Transfer LP	3.750%	5/15/30	58,581	53,449
	Energy Transfer LP	6.400%	12/1/30	14,438	15,145
	Energy Transfer LP	5.750%	2/15/33	44,496	44,770
	Energy Transfer LP	6.550%	12/1/33	36,058	38,223
	Energy Transfer LP	5.550%	5/15/34	10,820	10,713
	Enterprise Products Operating LLC	3.125%	7/31/29	41,024	37,532
	Enterprise Products Operating LLC	2.800%	1/31/30	38,431	34,119
	Enterprise Products Operating LLC	5.350%	1/31/33	26,181	26,472
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	16,306	18,145
	Enterprise Products Operating LLC	4.850%	1/31/34	21,989	21,416
	EOG Resources Inc.	4.375%	4/15/30	30,408	29,488
	EQT Corp.	7.000%	2/1/30	15,991	16,938
	Exxon Mobil Corp.	2.440%	8/16/29	28,415	25,381
	Exxon Mobil Corp.	3.482%	3/19/30	47,509	44,324
	Exxon Mobil Corp.	2.610%	10/15/30	45,357	39,779
	Halliburton Co.	2.920%	3/1/30	33,765	29,988
	Helmerich & Payne Inc.	2.900%	9/29/31	14,890	12,351
	Hess Corp.	7.875%	10/1/29	9,206	10,323
	Hess Corp.	7.300%	8/15/31	10,909	12,255
	Hess Corp.	7.125%	3/15/33	14,430	16,181
	HF Sinclair Corp.	4.500%	10/1/30	6,627	6,198
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	3,909	4,322

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	5,363	5,953
	Kinder Morgan Inc.	2.000%	2/15/31	27,664	22,436
[1]	Kinder Morgan Inc.	7.800%	8/1/31	7,524	8,414
[1]	Kinder Morgan Inc.	7.750%	1/15/32	27,572	31,050
	Kinder Morgan Inc.	4.800%	2/1/33	20,083	18,950
	Kinder Morgan Inc.	5.200%	6/1/33	46,613	45,340
	Marathon Oil Corp.	6.800%	3/15/32	16,395	17,475
	MPLX LP	2.650%	8/15/30	39,522	33,634
	MPLX LP	4.950%	9/1/32	23,203	22,210
	MPLX LP	5.000%	3/1/33	25,626	24,516
	NOV Inc.	3.600%	12/1/29	13,687	12,485
	Occidental Petroleum Corp.	8.875%	7/15/30	23,313	26,949
	Occidental Petroleum Corp.	6.625%	9/1/30	38,681	40,705
	Occidental Petroleum Corp.	6.125%	1/1/31	30,974	31,729
	Occidental Petroleum Corp.	7.500%	5/1/31	22,242	24,570
	Occidental Petroleum Corp.	7.875%	9/15/31	13,458	15,153
	ONEOK Inc.	4.350%	3/15/29	25,859	24,895
	ONEOK Inc.	3.400%	9/1/29	7,508	6,857
	ONEOK Inc.	3.100%	3/15/30	30,994	27,459
	ONEOK Inc.	3.250%	6/1/30	12,780	11,419
	ONEOK Inc.	5.800%	11/1/30	8,932	9,143
	ONEOK Inc.	6.350%	1/15/31	9,092	9,534
	ONEOK Inc.	6.100%	11/15/32	21,396	22,161
	ONEOK Inc.	6.050%	9/1/33	43,781	45,111
	Ovintiv Inc.	8.125%	9/15/30	2,980	3,344
	Ovintiv Inc.	7.200%	11/1/31	15,000	16,189
	Ovintiv Inc.	7.375%	11/1/31	11,024	12,015
	Ovintiv Inc.	6.250%	7/15/33	19,266	19,809
	Patterson-UTI Energy Inc.	5.150%	11/15/29	8,364	8,040
	Patterson-UTI Energy Inc.	7.150%	10/1/33	9,300	9,857
	Phillips 66	2.150%	12/15/30	17,302	14,377
	Phillips 66 Co.	3.150%	12/15/29	11,401	10,280
	Phillips 66 Co.	5.250%	6/15/31	22,500	22,445
	Phillips 66 Co.	5.300%	6/30/33	24,491	24,300
	Pioneer Natural Resources Co.	1.900%	8/15/30	44,306	36,933
	Pioneer Natural Resources Co.	2.150%	1/15/31	34,528	28,915
	Plains All American Pipeline LP	3.550%	12/15/29	33,421	30,298
	Plains All American Pipeline LP	3.800%	9/15/30	22,377	20,386
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	59,823	57,271
	Schlumberger Investment SA	2.650%	6/26/30	39,901	35,066
	Schlumberger Investment SA	4.850%	5/15/33	15,131	14,974
	Shell International Finance BV	2.375%	11/7/29	38,880	34,252
	Shell International Finance BV	2.750%	4/6/30	47,341	42,141
	Suncor Energy Inc.	7.150%	2/1/32	12,888	14,124
	Targa Resources Corp.	6.150%	3/1/29	21,370	22,033
	Targa Resources Corp.	4.200%	2/1/33	18,196	16,372
	Targa Resources Corp.	6.125%	3/15/33	21,928	22,595
	Targa Resources Partners LP	6.875%	1/15/29	9,742	10,045
	Targa Resources Partners LP	5.500%	3/1/30	24,500	24,218
	Targa Resources Partners LP	4.875%	2/1/31	27,238	25,847
	Targa Resources Partners LP	4.000%	1/15/32	26,992	24,089
	Texas Eastern Transmission LP	7.000%	7/15/32	6,072	6,716
	TotalEnergies Capital International SA	2.829%	1/10/30	33,065	29,702
	TransCanada PipeLines Ltd.	4.100%	4/15/30	36,087	33,801
	TransCanada PipeLines Ltd.	2.500%	10/12/31	28,839	23,633
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	23,164	20,842
	Valero Energy Corp.	4.000%	4/1/29	6,008	5,733
	Valero Energy Corp.	2.800%	12/1/31	17,903	15,110
	Valero Energy Corp.	7.500%	4/15/32	11,860	13,491
	Western Midstream Operating LP	4.050%	2/1/30	28,451	26,322
	Western Midstream Operating LP	6.150%	4/1/33	18,803	19,117
	Williams Cos. Inc.	3.500%	11/15/30	34,069	30,723
[1]	Williams Cos. Inc.	7.500%	1/15/31	2,086	2,317
	Williams Cos. Inc.	2.600%	3/15/31	51,695	43,549
	Williams Cos. Inc.	8.750%	3/15/32	6,322	7,524
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	4.650%	8/15/32	22,403	21,304
	Williams Cos. Inc.	5.650%	3/15/33	25,023	25,432
					3,004,902
Financials (31.2%)
	ACE Capital Trust II	9.700%	4/1/30	867	1,018
	AerCap Ireland Capital DAC	6.150%	9/30/30	19,112	19,738
	AerCap Ireland Capital DAC	3.300%	1/30/32	120,560	102,027
	AerCap Ireland Capital DAC	3.400%	10/29/33	39,655	32,988
	AerCap Ireland Capital DAC	5.300%	1/19/34	19,010	18,366
	Affiliated Managers Group Inc.	3.300%	6/15/30	7,902	6,954
[3]	Aflac Inc.	3.600%	4/1/30	25,299	23,451
	Air Lease Corp.	4.625%	10/1/28	43	42
	Air Lease Corp.	5.100%	3/1/29	10,000	9,828
	Air Lease Corp.	3.250%	10/1/29	10,572	9,423
[1]	Air Lease Corp.	3.000%	2/1/30	13,495	11,731
	Air Lease Corp.	3.125%	12/1/30	14,438	12,431
[1]	Air Lease Corp.	2.875%	1/15/32	15,167	12,585
	Alleghany Corp.	3.625%	5/15/30	13,504	12,552
	Allstate Corp.	1.450%	12/15/30	18,590	14,671
	Allstate Corp.	5.250%	3/30/33	22,906	22,817
	Allstate Corp.	5.350%	6/1/33	5,437	5,450
[1]	Ally Financial Inc.	8.000%	11/1/31	44,823	49,237
	Ally Financial Inc.	8.000%	11/1/31	9,128	9,943
	American Express Co.	4.050%	5/3/29	30,555	29,531
	American Express Co.	6.489%	10/30/31	34,960	37,233
	American Express Co.	4.989%	5/26/33	23,276	22,640
	American Express Co.	4.420%	8/3/33	32,960	31,225
	American Express Co.	5.043%	5/1/34	23,428	22,979
	American Express Co.	5.625%	7/28/34	7,915	7,964
	American Financial Group Inc.	5.250%	4/2/30	8,019	7,894
	American International Group Inc.	4.250%	3/15/29	4,511	4,328
	American International Group Inc.	3.400%	6/30/30	3,922	3,540
	American International Group Inc.	5.125%	3/27/33	21,006	20,710
	Ameriprise Financial Inc.	4.500%	5/13/32	15,666	15,030
	Ameriprise Financial Inc.	5.150%	5/15/33	27,109	27,144
	Aon Corp.	3.750%	5/2/29	19,784	18,559
	Aon Corp.	2.800%	5/15/30	33,036	28,738
	Aon Corp.	2.050%	8/23/31	8,234	6,600
	Aon Corp.	2.600%	12/2/31	8,124	6,754
	Aon Corp.	5.000%	9/12/32	18,469	18,042
	Aon Corp.	5.350%	2/28/33	21,808	21,769
[4]	Aon North America Inc.	5.300%	3/1/31	6,000	5,992
[4]	Aon North America Inc.	5.450%	3/1/34	16,555	16,564
	Apollo Global Management Inc.	6.375%	11/15/33	13,250	14,219
	Ares Capital Corp.	5.875%	3/1/29	26,435	25,851
	Ares Capital Corp.	3.200%	11/15/31	14,653	11,949
	Arthur J Gallagher & Co.	2.400%	11/9/31	11,250	9,110
	Arthur J Gallagher & Co.	5.500%	3/2/33	11,940	11,908
	Assurant Inc.	4.900%	3/27/28	1	—
	Assurant Inc.	3.700%	2/22/30	13,144	11,730
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	13,650	11,941
	Athene Holding Ltd.	6.150%	4/3/30	11,566	11,903
	Athene Holding Ltd.	3.500%	1/15/31	19,605	17,046
	Athene Holding Ltd.	6.650%	2/1/33	7,468	7,815
	Athene Holding Ltd.	5.875%	1/15/34	11,338	11,261
	AXA SA	8.600%	12/15/30	20,959	24,800
	AXIS Specialty Finance LLC	3.900%	7/15/29	12,436	11,691
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,566	2,265
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	19,980	21,283
	Banco Santander SA	3.306%	6/27/29	34,713	31,451
	Banco Santander SA	3.490%	5/28/30	31,041	27,815
	Banco Santander SA	2.749%	12/3/30	52,628	42,859
	Banco Santander SA	2.958%	3/25/31	14,150	12,052
	Banco Santander SA	3.225%	11/22/32	7,244	5,979
	Banco Santander SA	6.921%	8/8/33	49,235	51,150
	Banco Santander SA	6.938%	11/7/33	45,322	49,411
[1]	Bank of America Corp.	3.419%	12/20/28	1	1

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of America Corp.	3.974%	2/7/30	1,166	1,096
[1]	Bank of America Corp.	3.194%	7/23/30	63,074	56,750
[1]	Bank of America Corp.	2.884%	10/22/30	53,400	47,058
[1]	Bank of America Corp.	2.496%	2/13/31	92,233	78,631
[1]	Bank of America Corp.	2.592%	4/29/31	80,154	68,325
[1]	Bank of America Corp.	1.898%	7/23/31	62,397	50,621
[1]	Bank of America Corp.	1.922%	10/24/31	74,218	59,890
[1]	Bank of America Corp.	2.651%	3/11/32	62,989	52,689
	Bank of America Corp.	2.687%	4/22/32	105,895	88,632
	Bank of America Corp.	2.299%	7/21/32	85,511	69,177
	Bank of America Corp.	2.572%	10/20/32	76,295	62,603
[1]	Bank of America Corp.	2.972%	2/4/33	93,446	78,478
	Bank of America Corp.	4.571%	4/27/33	99,191	93,352
[1]	Bank of America Corp.	5.015%	7/22/33	131,192	127,805
	Bank of America Corp.	5.288%	4/25/34	135,880	133,921
	Bank of America Corp.	5.872%	9/15/34	99,927	102,474
	Bank of America Corp.	5.468%	1/23/35	125,370	125,036
	Bank of America Corp.	2.482%	9/21/36	68,181	53,851
	Bank of America Corp.	3.846%	3/8/37	52,078	45,466
	Bank of Montreal	3.088%	1/10/37	35,475	28,731
[1]	Bank of New York Mellon Corp.	3.850%	4/26/29	5,138	4,919
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	28,861	26,479
	Bank of New York Mellon Corp.	4.596%	7/26/30	17,255	16,851
[1]	Bank of New York Mellon Corp.	1.650%	1/28/31	5,836	4,697
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	25,103	20,243
	Bank of New York Mellon Corp.	2.500%	1/26/32	4,081	3,405
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	30,318	28,309
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	43,793	45,414
	Bank of New York Mellon Corp.	4.706%	2/1/34	23,080	22,079
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	23,292	22,696
[1]	Bank of New York Mellon Corp.	6.474%	10/25/34	17,570	19,008
	Bank of Nova Scotia	4.850%	2/1/30	32,456	32,015
	Bank of Nova Scotia	2.150%	8/1/31	6,457	5,276
	Bank of Nova Scotia	2.450%	2/2/32	19,264	15,803
	Bank of Nova Scotia	5.650%	2/1/34	11,710	11,895
	Bank of Nova Scotia	4.588%	5/4/37	28,842	25,816
	BankUnited Inc.	5.125%	6/11/30	8,176	7,467
[1]	Barclays plc	5.088%	6/20/30	41,242	39,037
	Barclays plc	2.645%	6/24/31	13,195	10,972
	Barclays plc	2.667%	3/10/32	23,633	19,295
	Barclays plc	2.894%	11/24/32	29,723	24,204
	Barclays plc	5.746%	8/9/33	33,525	33,118
	Barclays plc	7.437%	11/2/33	53,779	58,846
	Barclays plc	6.224%	5/9/34	43,499	44,034
	Barclays plc	7.119%	6/27/34	45,885	47,582
	Barclays plc	6.692%	9/13/34	50,777	53,098
	Barclays plc	3.564%	9/23/35	18,114	15,199
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	13,731	11,653
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	19,411	15,827
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	25,697	22,451
	BlackRock Inc.	3.250%	4/30/29	36,836	34,547
	BlackRock Inc.	2.400%	4/30/30	25,330	22,076
	BlackRock Inc.	1.900%	1/28/31	38,567	31,913
	BlackRock Inc.	2.100%	2/25/32	24,970	20,328
	BlackRock Inc.	4.750%	5/25/33	24,265	23,799
	Blackstone Private Credit Fund	4.000%	1/15/29	548	498
[2]	Blackstone Private Credit Fund	6.250%	1/25/31	13,410	13,260
	Blue Owl Capital Corp.	5.950%	3/15/29	15,839	15,474
[2]	Blue Owl Credit Income Corp.	7.750%	1/15/29	9,000	9,189
[2]	Blue Owl Credit Income Corp.	6.650%	3/15/31	11,731	11,346
	Brighthouse Financial Inc.	5.625%	5/15/30	13,363	13,292
	Brookfield Capital Finance LLC	6.087%	6/14/33	13,522	13,948
	Brookfield Finance I UK plc	2.340%	1/30/32	16,264	13,032
	Brookfield Finance Inc.	4.850%	3/29/29	30,637	30,198
	Brookfield Finance Inc.	4.350%	4/15/30	20,002	18,946
	Brookfield Finance Inc.	2.724%	4/15/31	10,475	8,801
	Brookfield Finance Inc.	6.350%	1/5/34	17,907	18,819
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brown & Brown Inc.	4.500%	3/15/29	8,722	8,440
	Brown & Brown Inc.	2.375%	3/15/31	21,146	17,278
	Brown & Brown Inc.	4.200%	3/17/32	18,730	17,012
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	23,395	20,885
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	30,789	31,972
	Capital One Financial Corp.	3.273%	3/1/30	43,190	38,483
	Capital One Financial Corp.	5.247%	7/26/30	4,910	4,787
[1]	Capital One Financial Corp.	7.624%	10/30/31	37,047	40,544
	Capital One Financial Corp.	2.359%	7/29/32	25,236	19,016
	Capital One Financial Corp.	2.618%	11/2/32	19,947	15,927
	Capital One Financial Corp.	5.268%	5/10/33	38,475	37,316
	Capital One Financial Corp.	5.817%	2/1/34	33,187	32,797
	Capital One Financial Corp.	6.377%	6/8/34	52,322	53,894
	Capital One Financial Corp.	6.051%	2/1/35	11,360	11,461
	Cboe Global Markets Inc.	1.625%	12/15/30	14,195	11,515
	Cboe Global Markets Inc.	3.000%	3/16/32	7,678	6,640
	Charles Schwab Corp.	4.000%	2/1/29	16,251	15,583
	Charles Schwab Corp.	3.250%	5/22/29	19,933	18,375
	Charles Schwab Corp.	2.750%	10/1/29	7,567	6,713
	Charles Schwab Corp.	4.625%	3/22/30	11,858	11,705
	Charles Schwab Corp.	1.650%	3/11/31	18,814	14,890
	Charles Schwab Corp.	2.300%	5/13/31	31,771	26,298
	Charles Schwab Corp.	1.950%	12/1/31	14,903	11,829
	Charles Schwab Corp.	2.900%	3/3/32	7,064	5,979
	Charles Schwab Corp.	5.853%	5/19/34	36,246	36,789
	Charles Schwab Corp.	6.136%	8/24/34	35,960	37,300
	Chubb INA Holdings Inc.	1.375%	9/15/30	32,745	26,471
	CI Financial Corp.	3.200%	12/17/30	25,286	20,132
[1]	Citigroup Inc.	3.980%	3/20/30	48,434	45,413
[1]	Citigroup Inc.	2.976%	11/5/30	57,278	50,529
[1]	Citigroup Inc.	2.666%	1/29/31	54,973	47,135
[1]	Citigroup Inc.	4.412%	3/31/31	118,128	111,613
[1]	Citigroup Inc.	2.572%	6/3/31	86,646	73,290
	Citigroup Inc.	2.561%	5/1/32	72,860	59,976
	Citigroup Inc.	6.625%	6/15/32	25,084	26,714
	Citigroup Inc.	2.520%	11/3/32	34,376	27,899
	Citigroup Inc.	3.057%	1/25/33	91,630	76,987
	Citigroup Inc.	3.785%	3/17/33	88,436	78,358
	Citigroup Inc.	4.910%	5/24/33	68,885	65,981
	Citigroup Inc.	6.000%	10/31/33	12,321	12,736
	Citigroup Inc.	6.270%	11/17/33	70,497	73,991
	Citigroup Inc.	6.174%	5/25/34	95,255	95,909
	Citizens Financial Group Inc.	2.500%	2/6/30	7,542	6,252
	Citizens Financial Group Inc.	3.250%	4/30/30	18,598	16,090
	Citizens Financial Group Inc.	2.638%	9/30/32	11,307	8,561
	Citizens Financial Group Inc.	5.641%	5/21/37	9,726	8,904
	CME Group Inc.	2.650%	3/15/32	14,433	12,364
	CNA Financial Corp.	3.900%	5/1/29	17,110	16,060
	CNA Financial Corp.	2.050%	8/15/30	7,212	5,959
	CNA Financial Corp.	5.500%	6/15/33	11,762	11,839
	CNA Financial Corp.	5.125%	2/15/34	11,580	11,188
	CNO Financial Group Inc.	5.250%	5/30/29	13,099	12,717
	Comerica Bank	5.332%	8/25/33	13,199	11,822
	Corebridge Financial Inc.	3.850%	4/5/29	26,060	24,171
	Corebridge Financial Inc.	3.900%	4/5/32	42,676	37,518
[2]	Corebridge Financial Inc.	6.050%	9/15/33	11,690	11,944
	Corebridge Financial Inc.	5.750%	1/15/34	19,600	19,558
	Credit Suisse USA Inc.	7.125%	7/15/32	21,247	23,710
	Deutsche Bank AG	5.882%	7/8/31	2,899	2,759
[1]	Deutsche Bank AG	3.547%	9/18/31	39,304	34,047
	Deutsche Bank AG	3.729%	1/14/32	33,775	27,709
	Deutsche Bank AG	3.035%	5/28/32	23,836	19,700
	Deutsche Bank AG	3.742%	1/7/33	35,439	28,529
	Deutsche Bank AG	7.079%	2/10/34	40,471	40,398
[1]	Discover Bank	2.700%	2/6/30	10,477	8,883

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discover Financial Services	6.700%	11/29/32	17,909	18,741
	Discover Financial Services	7.964%	11/2/34	26,996	30,254
	Enstar Group Ltd.	4.950%	6/1/29	15,760	15,336
	Enstar Group Ltd.	3.100%	9/1/31	24,345	19,856
	Equitable Holdings Inc.	5.594%	1/11/33	13,865	13,962
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	11,485	10,822
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	15,148	13,100
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	17,845	17,579
[2]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	14,876	14,937
	Fidelity National Financial Inc.	4.500%	8/15/28	5,579	5,363
	Fidelity National Financial Inc.	3.400%	6/15/30	15,161	13,374
	Fidelity National Financial Inc.	2.450%	3/15/31	16,411	13,339
	Fifth Third Bancorp	4.772%	7/28/30	24,996	23,834
	Fifth Third Bancorp	5.631%	1/29/32	24,078	23,887
	Fifth Third Bancorp	4.337%	4/25/33	17,624	15,962
	First American Financial Corp.	4.000%	5/15/30	6,954	6,196
	First American Financial Corp.	2.400%	8/15/31	17,274	13,535
[1]	First Horizon Bank	5.750%	5/1/30	11,882	11,107
	Franklin Resources Inc.	1.600%	10/30/30	22,623	18,247
	FS KKR Capital Corp.	3.250%	7/15/27	1	1
	GATX Corp.	4.700%	4/1/29	11,670	11,409
	GATX Corp.	4.000%	6/30/30	13,255	12,295
	GATX Corp.	1.900%	6/1/31	11,240	8,843
	GATX Corp.	3.500%	6/1/32	10,608	9,173
	GATX Corp.	4.900%	3/15/33	7,722	7,375
	GATX Corp.	5.450%	9/15/33	10,598	10,554
	GE Capital Funding LLC	4.550%	5/15/32	21,619	20,764
	Global Payments Inc.	3.200%	8/15/29	38,683	34,477
	Global Payments Inc.	5.300%	8/15/29	14,320	14,128
	Global Payments Inc.	2.900%	5/15/30	25,285	21,781
	Global Payments Inc.	2.900%	11/15/31	23,666	19,748
	Global Payments Inc.	5.400%	8/15/32	16,395	16,175
	Globe Life Inc.	2.150%	8/15/30	5,891	4,879
	Globe Life Inc.	4.800%	6/15/32	10,632	10,232
	Goldman Sachs Group Inc.	2.600%	2/7/30	41,903	36,354
	Goldman Sachs Group Inc.	3.800%	3/15/30	67,534	62,793
	Goldman Sachs Group Inc.	1.992%	1/27/32	54,841	43,968
	Goldman Sachs Group Inc.	2.615%	4/22/32	108,822	90,447
	Goldman Sachs Group Inc.	2.383%	7/21/32	101,214	82,361
	Goldman Sachs Group Inc.	2.650%	10/21/32	78,419	64,671
	Goldman Sachs Group Inc.	6.125%	2/15/33	27,272	29,246
	Goldman Sachs Group Inc.	3.102%	2/24/33	107,435	91,048
	Goldman Sachs Group Inc.	6.561%	10/24/34	38,675	41,783
	Golub Capital BDC Inc.	6.000%	7/15/29	15,839	15,377
	Hanover Insurance Group Inc.	2.500%	9/1/30	6,730	5,589
	Hartford Financial Services Group Inc.	2.800%	8/19/29	15,432	13,785
	HSBC Holdings plc	4.950%	3/31/30	59,918	58,668
[1]	HSBC Holdings plc	3.973%	5/22/30	68,261	63,238
[1]	HSBC Holdings plc	2.848%	6/4/31	30,213	25,705
[1]	HSBC Holdings plc	2.357%	8/18/31	34,073	27,963
	HSBC Holdings plc	2.804%	5/24/32	80,223	66,289
	HSBC Holdings plc	2.871%	11/22/32	45,815	37,703
	HSBC Holdings plc	4.762%	3/29/33	64,807	59,456
	HSBC Holdings plc	5.402%	8/11/33	64,808	63,677
	HSBC Holdings plc	8.113%	11/3/33	55,998	63,055
	HSBC Holdings plc	6.254%	3/9/34	72,876	75,625
	HSBC Holdings plc	6.547%	6/20/34	40,422	41,142
	HSBC Holdings plc	7.399%	11/13/34	55,103	59,038
	Huntington Bancshares Inc.	2.550%	2/4/30	23,077	19,423
	Huntington Bancshares Inc.	5.023%	5/17/33	17,969	16,982
	Huntington Bancshares Inc.	5.709%	2/2/35	25,145	24,817
	Huntington Bancshares Inc.	2.487%	8/15/36	8,598	6,489
	Huntington National Bank	5.650%	1/10/30	25,244	25,134
	ING Groep NV	4.050%	4/9/29	18,996	17,963
	ING Groep NV	2.727%	4/1/32	13,649	11,481
	ING Groep NV	4.252%	3/28/33	22,425	20,617
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ING Groep NV	6.114%	9/11/34	30,049	31,003
	Intercontinental Exchange Inc.	4.350%	6/15/29	42,546	41,296
	Intercontinental Exchange Inc.	2.100%	6/15/30	25,897	21,726
	Intercontinental Exchange Inc.	1.850%	9/15/32	39,436	30,435
	Intercontinental Exchange Inc.	4.600%	3/15/33	46,035	44,005
	Jackson Financial Inc.	3.125%	11/23/31	12,437	10,298
	Jackson Financial Inc.	5.670%	6/8/32	4,706	4,695
	Jefferies Financial Group Inc.	4.150%	1/23/30	35,662	33,177
	Jefferies Financial Group Inc.	2.625%	10/15/31	24,984	20,434
	Jefferies Financial Group Inc.	2.750%	10/15/32	10,635	8,577
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	1.040%	2/4/27	82	76
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	55,848	51,985
	JPMorgan Chase & Co.	4.565%	6/14/30	56,681	54,902
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	95,941	84,168
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	83,960	80,617
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	51,888	44,326
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	79,497	69,016
	JPMorgan Chase & Co.	1.764%	11/19/31	38,348	30,878
	JPMorgan Chase & Co.	1.953%	2/4/32	76,162	61,248
	JPMorgan Chase & Co.	2.580%	4/22/32	106,398	88,957
	JPMorgan Chase & Co.	2.545%	11/8/32	79,933	65,839
	JPMorgan Chase & Co.	2.963%	1/25/33	97,794	82,574
	JPMorgan Chase & Co.	4.586%	4/26/33	58,614	55,657
	JPMorgan Chase & Co.	4.912%	7/25/33	130,040	126,163
	JPMorgan Chase & Co.	5.717%	9/14/33	100,970	102,214
	JPMorgan Chase & Co.	5.350%	6/1/34	94,765	94,273
	JPMorgan Chase & Co.	6.254%	10/23/34	77,829	82,615
	JPMorgan Chase & Co.	5.336%	1/23/35	76,970	76,581
	Kemper Corp.	2.400%	9/30/30	10,354	8,158
	Kemper Corp.	3.800%	2/23/32	10,125	8,497
[1]	KeyBank NA	3.900%	4/13/29	8,824	7,839
[1]	KeyBank NA	4.900%	8/8/32	21,998	19,301
	KeyBank NA	5.000%	1/26/33	26,159	23,895
[1]	KeyCorp	2.550%	10/1/29	24,373	20,393
[1]	KeyCorp	4.789%	6/1/33	16,720	15,100
	Lazard Group LLC	4.375%	3/11/29	7,450	7,101
	Lincoln National Corp.	3.050%	1/15/30	8,259	7,229
	Lincoln National Corp.	3.400%	1/15/31	8,904	7,794
	Lincoln National Corp.	3.400%	3/1/32	6,881	5,840
	Lloyds Banking Group plc	4.976%	8/11/33	34,931	33,195
	Lloyds Banking Group plc	7.953%	11/15/33	28,712	32,008
	Lloyds Banking Group plc	5.679%	1/5/35	40,039	39,517
	Loews Corp.	3.200%	5/15/30	13,825	12,472
	M&T Bank Corp.	5.053%	1/27/34	26,661	24,505
	Main Street Capital Corp.	6.950%	3/1/29	9,835	9,865
	Manulife Financial Corp.	3.703%	3/16/32	19,672	17,925
	Markel Group Inc.	3.350%	9/17/29	8,708	7,845
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	39,259	38,393
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	22,400	18,887
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	10,728	8,912
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	11,474	11,982
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	18,811	19,140
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	3,500	3,487
	Mastercard Inc.	2.950%	6/1/29	28,927	26,557
	Mastercard Inc.	3.350%	3/26/30	38,309	35,373
	Mastercard Inc.	1.900%	3/15/31	12,799	10,618
	Mastercard Inc.	2.000%	11/18/31	22,663	18,592
	Mastercard Inc.	4.850%	3/9/33	20,852	20,824
	MetLife Inc.	4.550%	3/23/30	24,586	24,061
	MetLife Inc.	6.500%	12/15/32	6,342	6,926
	MetLife Inc.	5.375%	7/15/33	23,946	24,076
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	32,999	31,156
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	51,681	46,945
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	30,273	26,234
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	35,516	29,464
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	56,490	46,271

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	21,043	17,384
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	26,849	22,637
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	16,705	15,625
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	41,813	41,322
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	19,786	20,086
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	26,461	26,762
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	34,202	34,562
	Mizuho Financial Group Inc.	3.261%	5/22/30	1,400	1,266
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	23,775	21,324
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	17,970	15,802
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,041	4,288
	Mizuho Financial Group Inc.	5.739%	5/27/31	22,207	22,549
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	16,349	13,522
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	25,028	20,291
	Mizuho Financial Group Inc.	2.564%	9/13/31	27,010	21,887
	Mizuho Financial Group Inc.	2.172%	5/22/32	14,010	11,301
	Mizuho Financial Group Inc.	2.260%	7/9/32	11,698	9,451
	Mizuho Financial Group Inc.	5.669%	9/13/33	29,823	30,266
	Mizuho Financial Group Inc.	5.754%	5/27/34	20,007	20,424
	Mizuho Financial Group Inc.	5.748%	7/6/34	36,880	37,574
	Morgan Stanley	1.593%	5/4/27	11	10
[1]	Morgan Stanley	2.699%	1/22/31	87,288	75,562
[1]	Morgan Stanley	3.622%	4/1/31	76,638	69,592
[1]	Morgan Stanley	1.794%	2/13/32	66,392	52,571
	Morgan Stanley	7.250%	4/1/32	46,715	53,235
[1]	Morgan Stanley	1.928%	4/28/32	66,017	52,404
[1]	Morgan Stanley	2.239%	7/21/32	87,824	70,806
[1]	Morgan Stanley	2.511%	10/20/32	63,046	51,636
	Morgan Stanley	2.943%	1/21/33	53,144	44,581
	Morgan Stanley	4.889%	7/20/33	55,558	53,315
	Morgan Stanley	6.342%	10/18/33	91,903	97,409
[1]	Morgan Stanley	5.250%	4/21/34	100,559	98,705
[1]	Morgan Stanley	5.424%	7/21/34	69,040	68,704
	Morgan Stanley	6.627%	11/1/34	35,149	38,142
	Morgan Stanley	5.466%	1/18/35	60,820	60,759
	Morgan Stanley	2.484%	9/16/36	80,653	63,380
	Morgan Stanley	5.297%	4/20/37	48,895	46,758
	Morgan Stanley	5.948%	1/19/38	60,476	60,296
	Nasdaq Inc.	1.650%	1/15/31	17,215	13,710
	Nasdaq Inc.	5.550%	2/15/34	18,930	19,053
[1]	NatWest Group plc	4.445%	5/8/30	41,871	39,612
	NatWest Group plc	6.016%	3/2/34	20,731	21,137
[4]	NatWest Group plc	6.475%	6/1/34	12,000	12,003
	NatWest Group plc	5.778%	3/1/35	20,720	20,698
[1]	NatWest Group plc	3.032%	11/28/35	18,074	14,882
	New Mountain Finance Corp.	6.875%	2/1/29	7,776	7,611
	Nomura Holdings Inc.	5.605%	7/6/29	14,670	14,735
	Nomura Holdings Inc.	3.103%	1/16/30	48,324	42,424
	Nomura Holdings Inc.	2.679%	7/16/30	17,620	14,893
	Nomura Holdings Inc.	2.608%	7/14/31	25,079	20,605
	Nomura Holdings Inc.	2.999%	1/22/32	31,241	26,024
	Nomura Holdings Inc.	6.181%	1/18/33	19,111	20,021
	Nomura Holdings Inc.	6.087%	7/12/33	10,552	10,998
	Northern Trust Corp.	3.150%	5/3/29	15,351	14,208
	Northern Trust Corp.	1.950%	5/1/30	27,316	23,023
	Northern Trust Corp.	6.125%	11/2/32	26,257	27,579
	ORIX Corp.	3.700%	7/18/27	1	1
	ORIX Corp.	2.250%	3/9/31	13,676	11,444
	ORIX Corp.	4.000%	4/13/32	13,363	12,420
	ORIX Corp.	5.200%	9/13/32	12,455	12,586
	PartnerRe Finance B LLC	3.700%	7/2/29	12,085	11,337
	PartnerRe Finance B LLC	4.500%	10/1/50	7,569	6,781
	PayPal Holdings Inc.	2.850%	10/1/29	38,661	34,476
	PayPal Holdings Inc.	2.300%	6/1/30	33,091	28,149
	PayPal Holdings Inc.	4.400%	6/1/32	29,117	27,929
[1]	PNC Bank NA	2.700%	10/22/29	19,935	17,176
	PNC Financial Services Group Inc.	3.450%	4/23/29	51,336	47,402
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	2.550%	1/22/30	48,327	41,470
	PNC Financial Services Group Inc.	2.307%	4/23/32	26,388	21,477
	PNC Financial Services Group Inc.	4.626%	6/6/33	23,437	21,711
	PNC Financial Services Group Inc.	6.037%	10/28/33	45,246	46,449
	PNC Financial Services Group Inc.	5.068%	1/24/34	40,617	39,024
	PNC Financial Services Group Inc.	5.939%	8/18/34	18,405	18,740
	PNC Financial Services Group Inc.	6.875%	10/20/34	61,904	67,102
	PNC Financial Services Group Inc.	5.676%	1/22/35	38,575	38,665
	Primerica Inc.	2.800%	11/19/31	15,248	12,655
	Principal Financial Group Inc.	3.700%	5/15/29	27,510	25,662
	Principal Financial Group Inc.	2.125%	6/15/30	6,093	5,068
	Principal Financial Group Inc.	5.375%	3/15/33	16,593	16,720
	Progressive Corp.	4.000%	3/1/29	11,490	11,052
	Progressive Corp.	6.625%	3/1/29	6,103	6,551
	Progressive Corp.	3.200%	3/26/30	9,933	8,973
	Progressive Corp.	3.000%	3/15/32	14,849	12,846
	Progressive Corp.	6.250%	12/1/32	7,150	7,762
	Progressive Corp.	4.950%	6/15/33	16,292	16,177
[1]	Prudential Financial Inc.	2.100%	3/10/30	12,848	10,987
[1]	Prudential Financial Inc.	5.750%	7/15/33	10,134	10,633
[1]	Prudential Financial Inc.	5.700%	9/15/48	11,282	11,020
[1]	Prudential Financial Inc.	3.700%	10/1/50	20,450	17,832
	Prudential Financial Inc.	5.125%	3/1/52	26,175	24,457
	Prudential Financial Inc.	6.000%	9/1/52	31,347	31,246
	Prudential Financial Inc.	6.750%	3/1/53	7,387	7,675
	Prudential Funding Asia plc	3.125%	4/14/30	26,146	23,311
	Prudential Funding Asia plc	3.625%	3/24/32	9,142	8,171
[4]	Radian Group Inc.	6.200%	5/15/29	13,979	14,014
	Raymond James Financial Inc.	4.650%	4/1/30	12,624	12,474
	Reinsurance Group of America Inc.	3.900%	5/15/29	17,123	16,154
	Reinsurance Group of America Inc.	3.150%	6/15/30	11,883	10,503
	Reinsurance Group of America Inc.	6.000%	9/15/33	12,101	12,408
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	6,471	5,964
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	20,235	20,388
[1]	Royal Bank of Canada	2.300%	11/3/31	39,596	32,429
	Royal Bank of Canada	3.875%	5/4/32	30,055	27,377
[1]	Royal Bank of Canada	5.000%	2/1/33	40,192	39,506
[1]	Royal Bank of Canada	5.000%	5/2/33	19,777	19,474
[1]	Royal Bank of Canada	5.150%	2/1/34	3,786	3,724
	Santander Holdings USA Inc.	7.660%	11/9/31	17,670	18,875
	Santander UK Group Holdings plc	2.896%	3/15/32	17,996	15,158
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	11,050	10,878
	State Street Corp.	2.400%	1/24/30	26,278	22,968
	State Street Corp.	2.200%	3/3/31	24,441	20,206
	State Street Corp.	3.152%	3/30/31	12,871	11,445
	State Street Corp.	4.421%	5/13/33	13,533	12,762
	State Street Corp.	4.164%	8/4/33	22,832	21,084
	State Street Corp.	4.821%	1/26/34	19,295	18,600
	State Street Corp.	5.159%	5/18/34	25,209	24,884
[1]	State Street Corp.	3.031%	11/1/34	18,660	16,460
	State Street Corp.	6.123%	11/21/34	9,390	9,708
	Stewart Information Services Corp.	3.600%	11/15/31	15,266	11,861
	Stifel Financial Corp.	4.000%	5/15/30	10,595	9,574
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	66,791	60,039
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	9,548	8,586
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	8,152	7,178
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	45,170	46,282
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	38,104	33,315
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	29,910	24,862
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	24,374	20,018

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	6,398	5,093
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	11,642	9,443
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	43,335	44,709
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	32,653	33,767
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	32,100	33,250
	Synchrony Financial	5.150%	3/19/29	16,257	15,508
	Synchrony Financial	2.875%	10/28/31	16,912	13,263
[1]	Toronto-Dominion Bank	2.000%	9/10/31	18,892	15,374
[1]	Toronto-Dominion Bank	2.450%	1/12/32	23,163	19,147
[1]	Toronto-Dominion Bank	3.200%	3/10/32	44,828	39,106
	Toronto-Dominion Bank	4.456%	6/8/32	53,876	51,354
	Travelers Property Casualty Corp.	6.375%	3/15/33	9,420	10,454
[1]	Truist Bank	2.250%	3/11/30	32,117	26,380
[1]	Truist Financial Corp.	3.875%	3/19/29	17,997	16,574
[1]	Truist Financial Corp.	1.950%	6/5/30	18,122	14,802
[1]	Truist Financial Corp.	4.916%	7/28/33	25,995	23,888
[1]	Truist Financial Corp.	6.123%	10/28/33	25,487	25,911
[1]	Truist Financial Corp.	5.122%	1/26/34	35,464	33,629
[1]	Truist Financial Corp.	5.867%	6/8/34	40,272	40,266
[1]	Truist Financial Corp.	5.711%	1/24/35	53,685	53,232
	Unum Group	4.000%	6/15/29	11,049	10,371
[1]	US Bancorp	3.000%	7/30/29	21,294	18,857
[1]	US Bancorp	1.375%	7/22/30	30,389	24,086
[1]	US Bancorp	2.677%	1/27/33	23,431	19,125
[1]	US Bancorp	4.967%	7/22/33	34,626	32,401
	US Bancorp	5.850%	10/21/33	47,412	47,875
	US Bancorp	4.839%	2/1/34	42,357	39,867
	US Bancorp	5.836%	6/12/34	51,466	51,865
	US Bancorp	5.678%	1/23/35	54,456	54,334
	US Bancorp	2.491%	11/3/36	36,456	28,179
	Visa Inc.	2.050%	4/15/30	39,597	33,962
	Visa Inc.	1.100%	2/15/31	31,947	25,244
	Webster Financial Corp.	4.100%	3/25/29	9,852	8,951
[1]	Wells Fargo & Co.	3.196%	6/17/27	184	175
[1]	Wells Fargo & Co.	7.950%	11/15/29	9,777	10,889
[1]	Wells Fargo & Co.	2.879%	10/30/30	99,209	86,932
[1]	Wells Fargo & Co.	2.572%	2/11/31	92,975	79,307
[1]	Wells Fargo & Co.	4.478%	4/4/31	62,573	59,551
[1]	Wells Fargo & Co.	3.350%	3/2/33	96,522	82,817
[1]	Wells Fargo & Co.	4.897%	7/25/33	91,576	87,610
	Wells Fargo & Co.	5.389%	4/24/34	109,330	107,554
[1]	Wells Fargo & Co.	5.557%	7/25/34	97,025	96,655
	Wells Fargo & Co.	6.491%	10/23/34	77,472	82,396
	Wells Fargo & Co.	5.499%	1/23/35	84,333	83,803
	Western Union Co.	2.750%	3/15/31	6,616	5,453
	Westpac Banking Corp.	2.650%	1/16/30	19,579	17,354
	Westpac Banking Corp.	2.150%	6/3/31	34,223	28,354
	Westpac Banking Corp.	5.405%	8/10/33	24,532	24,011
	Westpac Banking Corp.	6.820%	11/17/33	22,825	24,476
	Westpac Banking Corp.	4.110%	7/24/34	34,569	31,577
	Westpac Banking Corp.	2.668%	11/15/35	38,895	31,692
	Westpac Banking Corp.	3.020%	11/18/36	26,788	21,807
	Willis North America Inc.	2.950%	9/15/29	24,028	21,351
	Willis North America Inc.	5.350%	5/15/33	28,757	28,307
	Wintrust Financial Corp.	4.850%	6/6/29	6,266	5,652
	Zions Bancorp NA	3.250%	10/29/29	13,586	11,080
					14,740,996
Health Care (9.1%)
	Abbott Laboratories	1.400%	6/30/30	12,477	10,289
	AbbVie Inc.	4.800%	3/15/29	30,000	29,864
	AbbVie Inc.	3.200%	11/21/29	143,433	131,229
	AbbVie Inc.	4.950%	3/15/31	45,456	45,453
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	5.050%	3/15/34	20,250	20,345
	Adventist Health System	2.952%	3/1/29	5,494	4,877
	Adventist Health System	5.430%	3/1/32	7,180	7,182
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	8,084	6,821
	Agilent Technologies Inc.	2.750%	9/15/29	12,059	10,789
	Agilent Technologies Inc.	2.100%	6/4/30	13,377	11,206
	Agilent Technologies Inc.	2.300%	3/12/31	25,696	21,439
	Amgen Inc.	4.050%	8/18/29	36,008	34,422
	Amgen Inc.	2.450%	2/21/30	28,578	24,843
	Amgen Inc.	5.250%	3/2/30	70,625	71,153
	Amgen Inc.	2.300%	2/25/31	32,307	27,036
	Amgen Inc.	2.000%	1/15/32	9,892	7,931
	Amgen Inc.	3.350%	2/22/32	29,030	25,672
	Amgen Inc.	4.200%	3/1/33	7,943	7,354
	Amgen Inc.	5.250%	3/2/33	133,994	133,596
[1]	Ascension Health	2.532%	11/15/29	16,449	14,653
	AstraZeneca Finance LLC	4.900%	3/3/30	3,674	3,680
	AstraZeneca Finance LLC	4.900%	2/26/31	30,000	29,931
	AstraZeneca Finance LLC	2.250%	5/28/31	28,596	23,984
	AstraZeneca Finance LLC	4.875%	3/3/33	11,786	11,734
	AstraZeneca plc	1.375%	8/6/30	53,860	43,631
	Banner Health	2.338%	1/1/30	7,317	6,314
	Banner Health	1.897%	1/1/31	7,209	5,868
	Baxter International Inc.	3.950%	4/1/30	20,830	19,282
	Baxter International Inc.	1.730%	4/1/31	9,518	7,511
	Baxter International Inc.	2.539%	2/1/32	55,070	45,128
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	3,783	3,076
	Becton Dickinson & Co.	2.823%	5/20/30	28,331	24,848
	Becton Dickinson & Co.	1.957%	2/11/31	31,045	25,239
	Becton Dickinson & Co.	4.298%	8/22/32	9,382	8,794
	Biogen Inc.	2.250%	5/1/30	34,486	28,858
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	22,483	20,025
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	7,462	6,793
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	7,223	5,833
	Boston Scientific Corp.	2.650%	6/1/30	40,495	35,423
	Bristol-Myers Squibb Co.	3.400%	7/26/29	63,213	58,919
	Bristol-Myers Squibb Co.	1.450%	11/13/30	30,109	24,149
	Bristol-Myers Squibb Co.	5.750%	2/1/31	18,042	18,794
	Bristol-Myers Squibb Co.	5.100%	2/22/31	33,735	33,839
	Bristol-Myers Squibb Co.	2.950%	3/15/32	44,650	38,577
	Bristol-Myers Squibb Co.	5.900%	11/15/33	26,550	28,112
	Bristol-Myers Squibb Co.	5.200%	2/22/34	37,329	37,614
[1]	Cedars-Sinai Health System	2.288%	8/15/31	7,970	6,628
	Cencora Inc.	2.800%	5/15/30	10,088	8,862
	Cencora Inc.	2.700%	3/15/31	26,632	22,705
	Cencora Inc.	5.125%	2/15/34	2,940	2,885
	Centene Corp.	4.625%	12/15/29	89,226	84,495
	Centene Corp.	3.375%	2/15/30	49,906	44,029
	Centene Corp.	3.000%	10/15/30	52,784	45,081
	Centene Corp.	2.500%	3/1/31	62,886	51,520
	Centene Corp.	2.625%	8/1/31	31,318	25,630
	Cigna Group	5.000%	5/15/29	25,000	24,821
	Cigna Group	2.400%	3/15/30	35,563	30,488
	Cigna Group	2.375%	3/15/31	37,311	31,113
	Cigna Group	5.400%	3/15/33	20,702	20,826
	Cigna Group	5.250%	2/15/34	15,363	15,175
	CommonSpirit Health	3.347%	10/1/29	22,614	20,534
	CVS Health Corp.	3.250%	8/15/29	41,309	37,584
	CVS Health Corp.	5.125%	2/21/30	48,700	48,409
	CVS Health Corp.	3.750%	4/1/30	30,995	28,599
	CVS Health Corp.	1.750%	8/21/30	31,735	25,735
	CVS Health Corp.	5.250%	1/30/31	26,558	26,514
	CVS Health Corp.	1.875%	2/28/31	44,602	35,845
	CVS Health Corp.	2.125%	9/15/31	15,188	12,256
	CVS Health Corp.	5.250%	2/21/33	53,721	53,191
	CVS Health Corp.	5.300%	6/1/33	28,439	28,238
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	19,881	17,327

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DH Europe Finance II Sarl	2.600%	11/15/29	27,383	24,319
	Elevance Health Inc.	4.101%	3/1/28	1	—
	Elevance Health Inc.	2.875%	9/15/29	20,399	18,292
	Elevance Health Inc.	2.250%	5/15/30	35,597	30,239
	Elevance Health Inc.	2.550%	3/15/31	25,807	21,874
	Elevance Health Inc.	4.100%	5/15/32	15,232	14,039
	Elevance Health Inc.	5.500%	10/15/32	19,388	19,748
	Elevance Health Inc.	4.750%	2/15/33	27,201	26,272
	Eli Lilly & Co.	3.375%	3/15/29	19,498	18,371
	Eli Lilly & Co.	4.700%	2/27/33	21,211	21,033
	Eli Lilly & Co.	4.700%	2/9/34	29,024	28,659
	GE HealthCare Technologies Inc.	5.857%	3/15/30	29,748	30,745
	GE HealthCare Technologies Inc.	5.905%	11/22/32	46,154	47,916
	Gilead Sciences Inc.	1.650%	10/1/30	29,225	23,841
	Gilead Sciences Inc.	5.250%	10/15/33	24,277	24,558
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1	—
	GlaxoSmithKline Capital plc	3.375%	6/1/29	27,516	25,820
	HCA Inc.	3.375%	3/15/29	13,847	12,627
	HCA Inc.	4.125%	6/15/29	59,833	56,268
	HCA Inc.	3.500%	9/1/30	50,036	44,729
	HCA Inc.	5.450%	4/1/31	5,000	4,977
	HCA Inc.	2.375%	7/15/31	23,222	18,883
	HCA Inc.	3.625%	3/15/32	57,197	49,972
	HCA Inc.	5.500%	6/1/33	35,238	34,995
	HCA Inc.	5.600%	4/1/34	15,000	14,932
	Humana Inc.	3.700%	3/23/29	14,471	13,527
	Humana Inc.	3.125%	8/15/29	19,869	17,949
	Humana Inc.	4.875%	4/1/30	9,834	9,676
	Humana Inc.	2.150%	2/3/32	26,381	20,875
	Humana Inc.	5.875%	3/1/33	21,219	21,771
	Illumina Inc.	2.550%	3/23/31	13,541	11,110
	IQVIA Inc.	6.250%	2/1/29	29,000	29,836
	Johnson & Johnson	6.950%	9/1/29	1,635	1,832
	Johnson & Johnson	1.300%	9/1/30	61,218	50,128
	Johnson & Johnson	4.950%	5/15/33	6,392	6,628
	Johnson & Johnson	4.375%	12/5/33	4,000	3,951
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,653	6,811
	Laboratory Corp. of America Holdings	2.700%	6/1/31	20,186	17,238
	McKesson Corp.	5.100%	7/15/33	19,784	19,707
	Medtronic Global Holdings SCA	4.500%	3/30/33	33,361	32,121
	Merck & Co. Inc.	1.900%	12/10/28	20,456	18,057
	Merck & Co. Inc.	3.400%	3/7/29	53,147	49,917
	Merck & Co. Inc.	4.300%	5/17/30	21,874	21,286
	Merck & Co. Inc.	1.450%	6/24/30	34,298	28,033
	Merck & Co. Inc.	2.150%	12/10/31	51,294	42,539
	Merck & Co. Inc.	4.500%	5/17/33	37,587	36,561
	Novartis Capital Corp.	2.200%	8/14/30	42,019	36,093
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	9,020	6,151
	OhioHealth Corp.	2.297%	11/15/31	7,805	6,450
	Pfizer Inc.	3.450%	3/15/29	46,275	43,499
	Pfizer Inc.	2.625%	4/1/30	34,907	30,862
	Pfizer Inc.	1.700%	5/28/30	24,916	20,759
	Pfizer Inc.	1.750%	8/18/31	26,488	21,343
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	74,826	73,614
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	132,862	129,468
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	6,826	5,502
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	15,122	13,167
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	15,890	15,815
	Quest Diagnostics Inc.	4.200%	6/30/29	17,804	17,114
	Quest Diagnostics Inc.	2.950%	6/30/30	24,627	21,678
	Quest Diagnostics Inc.	2.800%	6/30/31	12,569	10,728
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quest Diagnostics Inc.	6.400%	11/30/33	23,850	25,506
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	32,683	26,385
	Revvity Inc.	3.300%	9/15/29	22,561	20,310
	Revvity Inc.	2.550%	3/15/31	9,463	7,926
	Revvity Inc.	2.250%	9/15/31	13,250	10,770
	Royalty Pharma plc	2.200%	9/2/30	26,036	21,431
	Royalty Pharma plc	2.150%	9/2/31	22,534	17,995
[1]	Rush Obligated Group	3.922%	11/15/29	5,356	5,021
	Smith & Nephew plc	2.032%	10/14/30	26,658	21,864
[1]	Stanford Health Care	3.310%	8/15/30	7,320	6,611
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	18,689	15,893
	Stryker Corp.	1.950%	6/15/30	24,428	20,449
[1]	Sutter Health	2.294%	8/15/30	17,570	14,943
	Sutter Health	5.164%	8/15/33	3,960	3,983
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	65,014	54,631
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	26,994	24,071
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	23,728	23,731
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	32,955	26,858
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	15,571	15,492
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	28,760	28,891
	Thermo Fisher Scientific Inc.	5.200%	1/31/34	11,685	11,816
	UnitedHealth Group Inc.	4.000%	5/15/29	19,814	19,041
	UnitedHealth Group Inc.	2.875%	8/15/29	27,014	24,486
	UnitedHealth Group Inc.	5.300%	2/15/30	40,482	41,246
	UnitedHealth Group Inc.	2.000%	5/15/30	22,854	19,207
	UnitedHealth Group Inc.	2.300%	5/15/31	51,748	43,341
	UnitedHealth Group Inc.	4.200%	5/15/32	38,302	36,139
	UnitedHealth Group Inc.	5.350%	2/15/33	43,108	43,946
	UnitedHealth Group Inc.	4.500%	4/15/33	38,482	36,956
	Universal Health Services Inc.	2.650%	10/15/30	21,132	17,639
	Universal Health Services Inc.	2.650%	1/15/32	11,571	9,396
	UPMC	5.035%	5/15/33	12,590	12,428
	Viatris Inc.	2.700%	6/22/30	36,144	30,404
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	5,968	6,030
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	20,578	17,213
	Zoetis Inc.	2.000%	5/15/30	21,188	17,770
	Zoetis Inc.	5.600%	11/16/32	27,818	28,748
					4,324,072
Industrials (5.9%)
[1]	3M Co.	3.375%	3/1/29	10,778	9,926
	3M Co.	2.375%	8/26/29	20,477	17,763
	3M Co.	3.050%	4/15/30	10,486	9,302
	Acuity Brands Lighting Inc.	2.150%	12/15/30	14,084	11,543
	Allegion plc	3.500%	10/1/29	11,531	10,530
	Allegion US Holding Co. Inc.	5.411%	7/1/32	18,042	18,024
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	2,230	1,877
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	9,448	8,609
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	10,385	9,107
	Amphenol Corp.	4.350%	6/1/29	14,101	13,707
	Amphenol Corp.	2.800%	2/15/30	23,177	20,641
	Amphenol Corp.	2.200%	9/15/31	20,477	16,799
	Boeing Co.	3.200%	3/1/29	28,812	26,042
	Boeing Co.	2.950%	2/1/30	10,565	9,241
	Boeing Co.	5.150%	5/1/30	143,576	141,154
	Boeing Co.	3.625%	2/1/31	43,142	38,622
	Boeing Co.	3.600%	5/1/34	7,225	6,092
	Canadian National Railway Co.	3.850%	8/5/32	28,149	25,901
	Canadian National Railway Co.	5.850%	11/1/33	6,400	6,792
	Canadian Pacific Railway Co.	2.875%	11/15/29	8,154	7,252
	Canadian Pacific Railway Co.	2.050%	3/5/30	14,990	12,633
	Canadian Pacific Railway Co.	7.125%	10/15/31	9,072	10,135
	Canadian Pacific Railway Co.	2.450%	12/2/31	36,147	32,105
	Carrier Global Corp.	2.722%	2/15/30	53,792	47,076
	Carrier Global Corp.	2.700%	2/15/31	16,844	14,358

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	2.600%	9/19/29	9,759	8,785
	Caterpillar Inc.	2.600%	4/9/30	24,052	21,369
	Caterpillar Inc.	1.900%	3/12/31	7,352	6,169
	CSX Corp.	4.250%	3/15/29	31,562	30,742
	CSX Corp.	2.400%	2/15/30	4,854	4,213
	CSX Corp.	4.100%	11/15/32	32,721	30,530
	Cummins Inc.	1.500%	9/1/30	22,714	18,347
	Cummins Inc.	5.150%	2/20/34	10,000	9,990
	Deere & Co.	5.375%	10/16/29	11,964	12,353
	Deere & Co.	3.100%	4/15/30	36,328	33,053
	Dover Corp.	2.950%	11/4/29	7,371	6,575
	Eaton Corp.	4.000%	11/2/32	19,774	18,527
	Eaton Corp.	4.150%	3/15/33	50,311	47,392
	Emerson Electric Co.	1.950%	10/15/30	23,893	20,044
	Emerson Electric Co.	2.200%	12/21/31	28,949	23,985
	FedEx Corp.	3.100%	8/5/29	23,163	21,012
	FedEx Corp.	4.250%	5/15/30	16,106	15,370
	FedEx Corp.	2.400%	5/15/31	20,315	16,967
	FedEx Corp.	4.900%	1/15/34	15,752	15,298
	Flowserve Corp.	3.500%	10/1/30	14,225	12,513
	General Dynamics Corp.	3.625%	4/1/30	31,960	29,822
	General Dynamics Corp.	2.250%	6/1/31	8,795	7,377
	HEICO Corp.	5.350%	8/1/33	15,520	15,426
	Honeywell International Inc.	2.700%	8/15/29	19,778	17,794
[4]	Honeywell International Inc.	4.875%	9/1/29	16,720	16,734
	Honeywell International Inc.	1.950%	6/1/30	26,411	22,318
	Honeywell International Inc.	1.750%	9/1/31	32,192	25,867
[4]	Honeywell International Inc.	4.950%	9/1/31	19,500	19,466
	Honeywell International Inc.	5.000%	2/15/33	25,243	25,292
	Honeywell International Inc.	4.500%	1/15/34	26,363	25,364
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	16,961	15,946
	IDEX Corp.	3.000%	5/1/30	20,661	18,040
	Ingersoll Rand Inc.	5.700%	8/14/33	28,841	29,353
	Jacobs Engineering Group Inc.	5.900%	3/1/33	13,558	13,556
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	5,836	5,322
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	5,532	4,653
[1]	John Deere Capital Corp.	3.450%	3/7/29	27,881	26,291
[1]	John Deere Capital Corp.	3.350%	4/18/29	4,858	4,559
[1]	John Deere Capital Corp.	2.800%	7/18/29	15,201	13,817
[1]	John Deere Capital Corp.	2.450%	1/9/30	20,420	17,944
[1]	John Deere Capital Corp.	4.700%	6/10/30	38,259	37,953
	John Deere Capital Corp.	1.450%	1/15/31	16,126	13,017
[1]	John Deere Capital Corp.	3.900%	6/7/32	16,745	15,605
[1]	John Deere Capital Corp.	4.350%	9/15/32	15,879	15,358
[1]	John Deere Capital Corp.	5.150%	9/8/33	28,726	29,221
	Johnson Controls International plc	1.750%	9/15/30	21,014	17,140
	Johnson Controls International plc	2.000%	9/16/31	9,717	7,805
	Johnson Controls International plc	4.900%	12/1/32	5,954	5,845
	Kennametal Inc.	2.800%	3/1/31	4,366	3,657
	Keysight Technologies Inc.	3.000%	10/30/29	13,279	11,809
	L3Harris Technologies Inc.	1.800%	1/15/31	24,361	19,586
	L3Harris Technologies Inc.	5.400%	7/31/33	40,495	40,520
	LKQ Corp.	6.250%	6/15/33	15,538	15,972
	Lockheed Martin Corp.	1.850%	6/15/30	14,346	11,995
	Lockheed Martin Corp.	3.900%	6/15/32	26,740	24,787
	Lockheed Martin Corp.	5.250%	1/15/33	25,253	25,736
	Nordson Corp.	5.800%	9/15/33	13,259	13,693
	Norfolk Southern Corp.	2.550%	11/1/29	17,945	15,770
	Norfolk Southern Corp.	5.050%	8/1/30	24,838	24,804
	Norfolk Southern Corp.	2.300%	5/15/31	11,701	9,766
	Norfolk Southern Corp.	3.000%	3/15/32	21,265	18,279
	Norfolk Southern Corp.	4.450%	3/1/33	11,441	10,886
	Northrop Grumman Corp.	4.400%	5/1/30	15,473	14,911
	Northrop Grumman Corp.	4.700%	3/15/33	27,937	26,947
	nVent Finance Sarl	2.750%	11/15/31	7,613	6,206
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	nVent Finance Sarl	5.650%	5/15/33	13,387	13,375
	Oshkosh Corp.	3.100%	3/1/30	8,822	7,785
	Otis Worldwide Corp.	2.565%	2/15/30	48,267	42,037
	Parker-Hannifin Corp.	3.250%	6/14/29	40,352	37,129
	Parker-Hannifin Corp.	4.500%	9/15/29	41,000	40,095
	Pentair Finance Sarl	4.500%	7/1/29	12,298	11,861
	Pentair Finance Sarl	5.900%	7/15/32	9,299	9,542
[2]	Regal Rexnord Corp.	6.300%	2/15/30	28,834	29,339
[2]	Regal Rexnord Corp.	6.400%	4/15/33	31,154	31,973
	Republic Services Inc.	4.875%	4/1/29	8,100	8,064
	Republic Services Inc.	2.300%	3/1/30	21,404	18,384
	Republic Services Inc.	1.450%	2/15/31	27,264	21,472
	Republic Services Inc.	1.750%	2/15/32	14,312	11,221
	Republic Services Inc.	2.375%	3/15/33	4,944	3,962
	Republic Services Inc.	5.000%	4/1/34	12,125	11,938
	Rockwell Automation Inc.	3.500%	3/1/29	14,028	13,367
	Rockwell Automation Inc.	1.750%	8/15/31	11,638	9,348
	RTX Corp.	2.250%	7/1/30	22,706	19,216
	RTX Corp.	6.000%	3/15/31	28,351	29,532
	RTX Corp.	1.900%	9/1/31	27,098	21,575
	RTX Corp.	2.375%	3/15/32	44,366	35,956
	RTX Corp.	5.150%	2/27/33	28,193	27,904
	Ryder System Inc.	6.600%	12/1/33	25,458	27,258
	Southwest Airlines Co.	2.625%	2/10/30	24,321	21,023
	Teledyne Technologies Inc.	2.750%	4/1/31	33,413	28,352
	Textron Inc.	3.900%	9/17/29	7,735	7,221
	Textron Inc.	3.000%	6/1/30	17,420	15,287
	Textron Inc.	2.450%	3/15/31	10,138	8,464
	Textron Inc.	6.100%	11/15/33	11,775	12,271
	Timken Co.	4.125%	4/1/32	9,280	8,452
	Trane Technologies Financing Ltd.	3.800%	3/21/29	14,316	13,533
	Trane Technologies Financing Ltd.	5.250%	3/3/33	17,815	17,987
	Trimble Inc.	6.100%	3/15/33	21,404	22,334
[2]	Triton Container International Ltd.	3.150%	6/15/31	5,845	4,603
	Triton Container International Ltd.	3.250%	3/15/32	12,865	10,238
	Tyco Electronics Group SA	2.500%	2/4/32	16,440	13,903
	Union Pacific Corp.	6.625%	2/1/29	6,066	6,556
	Union Pacific Corp.	3.700%	3/1/29	5,476	5,219
	Union Pacific Corp.	2.400%	2/5/30	15,760	13,713
	Union Pacific Corp.	2.375%	5/20/31	21,956	18,558
	Union Pacific Corp.	2.800%	2/14/32	27,834	23,889
	Union Pacific Corp.	4.500%	1/20/33	20,741	20,059
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	12,100	12,231
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,502	3,195
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	3,580	3,311
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	12,762	10,855
	United Parcel Service Inc.	3.400%	3/15/29	16,591	15,656
	United Parcel Service Inc.	2.500%	9/1/29	6,513	5,809
	United Parcel Service Inc.	4.450%	4/1/30	29,695	29,185
	United Parcel Service Inc.	4.875%	3/3/33	30,743	30,513
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	399	399
[2]	Veralto Corp.	5.450%	9/18/33	21,250	21,346
	Vontier Corp.	2.950%	4/1/31	17,598	14,487
	Waste Connections Inc.	4.250%	12/1/28	2,031	1,967
	Waste Connections Inc.	3.500%	5/1/29	13,530	12,674
	Waste Connections Inc.	2.600%	2/1/30	15,210	13,402
	Waste Connections Inc.	2.200%	1/15/32	17,200	13,922
	Waste Connections Inc.	3.200%	6/1/32	10,982	9,560
	Waste Connections Inc.	4.200%	1/15/33	20,182	18,849
	Waste Management Inc.	2.000%	6/1/29	15,587	13,492
	Waste Management Inc.	4.625%	2/15/30	18,843	18,531
	Waste Management Inc.	1.500%	3/15/31	28,635	22,725
	Waste Management Inc.	4.150%	4/15/32	22,373	21,075

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	4.625%	2/15/33	10,529	10,158
	Waste Management Inc.	4.875%	2/15/34	2,400	2,349
[4]	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	5,000	5,021
	Xylem Inc.	2.250%	1/30/31	13,525	11,331
					2,766,712
Materials (3.1%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	28,671	24,378
	Air Products and Chemicals Inc.	4.800%	3/3/33	19,493	19,229
	Albemarle Corp.	5.050%	6/1/32	16,881	16,027
	Amcor Finance USA Inc.	5.625%	5/26/33	15,415	15,657
	Amcor Flexibles North America Inc.	2.630%	6/19/30	8,995	7,674
	Amcor Flexibles North America Inc.	2.690%	5/25/31	21,504	18,108
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	18,742	16,221
	AptarGroup Inc.	3.600%	3/15/32	10,485	9,207
	ArcelorMittal SA	4.250%	7/16/29	13,738	13,011
	ArcelorMittal SA	6.800%	11/29/32	27,210	28,787
[2]	Berry Global Inc.	5.650%	1/15/34	13,123	12,952
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	21,391	21,573
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	12,484	12,314
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	33,059	33,186
	Cabot Corp.	4.000%	7/1/29	9,073	8,465
	Cabot Corp.	5.000%	6/30/32	6,953	6,697
	Carlisle Cos. Inc.	2.750%	3/1/30	19,661	17,100
	Carlisle Cos. Inc.	2.200%	3/1/32	14,623	11,566
	Celanese US Holdings LLC	6.330%	7/15/29	10,693	10,988
	Celanese US Holdings LLC	6.550%	11/15/30	22,313	23,155
	Celanese US Holdings LLC	6.379%	7/15/32	31,397	32,236
	Celanese US Holdings LLC	6.700%	11/15/33	29,453	30,921
	Dow Chemical Co.	7.375%	11/1/29	16,924	18,761
	Dow Chemical Co.	2.100%	11/15/30	15,336	12,799
	Dow Chemical Co.	6.300%	3/15/33	14,088	15,087
	Eagle Materials Inc.	2.500%	7/1/31	19,900	16,517
	Eastman Chemical Co.	5.750%	3/8/33	19,688	19,852
	Eastman Chemical Co.	5.625%	2/20/34	13,145	13,061
	Ecolab Inc.	4.800%	3/24/30	20,532	20,495
	Ecolab Inc.	1.300%	1/30/31	19,108	15,118
	Ecolab Inc.	2.125%	2/1/32	16,430	13,458
	EIDP Inc.	2.300%	7/15/30	12,121	10,374
	EIDP Inc.	4.800%	5/15/33	14,710	14,394
	FMC Corp.	3.450%	10/1/29	12,310	10,938
	FMC Corp.	5.650%	5/18/33	24,363	23,587
	Freeport-McMoRan Inc.	5.250%	9/1/29	16,579	16,494
	Freeport-McMoRan Inc.	4.250%	3/1/30	14,493	13,543
	Freeport-McMoRan Inc.	4.625%	8/1/30	9,261	8,830
	Georgia-Pacific LLC	7.750%	11/15/29	18,407	20,907
	Georgia-Pacific LLC	8.875%	5/15/31	4,582	5,624
	Huntsman International LLC	4.500%	5/1/29	19,274	18,311
	Huntsman International LLC	2.950%	6/15/31	10,770	8,875
[2]	Kinross Gold Corp.	6.250%	7/15/33	13,888	14,194
	Linde Inc.	1.100%	8/10/30	20,917	16,736
	LYB International Finance III LLC	2.250%	10/1/30	15,246	12,692
	LYB International Finance III LLC	5.625%	5/15/33	13,042	13,215
	LYB International Finance III LLC	5.500%	3/1/34	19,800	19,650
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	15,741	13,615
	Martin Marietta Materials Inc.	2.400%	7/15/31	26,814	22,277
	Mosaic Co.	5.450%	11/15/33	5,942	5,872
	NewMarket Corp.	2.700%	3/18/31	8,088	6,715
	Newmont Corp.	2.800%	10/1/29	14,117	12,535
	Newmont Corp.	2.250%	10/1/30	36,008	30,112
	Newmont Corp.	2.600%	7/15/32	31,922	26,257
	Nucor Corp.	2.700%	6/1/30	17,207	15,165
	Nucor Corp.	3.125%	4/1/32	24,442	21,340
	Nutrien Ltd.	4.200%	4/1/29	31,304	30,072
	Nutrien Ltd.	2.950%	5/13/30	7,228	6,392
	Packaging Corp. of America	3.000%	12/15/29	12,696	11,381
	Packaging Corp. of America	5.700%	12/1/33	5,055	5,170
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPG Industries Inc.	2.800%	8/15/29	6,654	5,964
	PPG Industries Inc.	2.550%	6/15/30	9,034	7,794
	Reliance Inc.	2.150%	8/15/30	15,121	12,546
	Rio Tinto Alcan Inc.	7.250%	3/15/31	6,737	7,532
	Rio Tinto Alcan Inc.	6.125%	12/15/33	16,373	17,401
	Rio Tinto Finance USA plc	5.000%	3/9/33	13,015	12,998
	Rohm & Haas Co.	7.850%	7/15/29	19,481	21,630
	RPM International Inc.	4.550%	3/1/29	9,022	8,680
	RPM International Inc.	2.950%	1/15/32	4,907	4,141
	Sherwin-Williams Co.	2.950%	8/15/29	16,631	14,957
	Sherwin-Williams Co.	2.300%	5/15/30	12,005	10,205
	Sherwin-Williams Co.	2.200%	3/15/32	8,995	7,278
	Sonoco Products Co.	3.125%	5/1/30	17,358	15,404
	Sonoco Products Co.	2.850%	2/1/32	14,402	12,155
	Steel Dynamics Inc.	3.450%	4/15/30	15,532	14,115
	Steel Dynamics Inc.	3.250%	1/15/31	19,491	17,273
	Suzano Austria GmbH	5.000%	1/15/30	26,374	25,097
	Suzano Austria GmbH	3.750%	1/15/31	30,896	26,995
[1]	Suzano Austria GmbH	3.125%	1/15/32	26,511	21,769
	Teck Resources Ltd.	3.900%	7/15/30	13,922	12,696
	Vale Overseas Ltd.	3.750%	7/8/30	39,212	35,282
	Vale Overseas Ltd.	6.125%	6/12/33	45,725	46,161
	Vale Overseas Ltd.	8.250%	1/17/34	9,813	11,516
	Vulcan Materials Co.	3.500%	6/1/30	19,969	18,199
	Westlake Corp.	3.375%	6/15/30	6,400	5,717
	WestRock MWV LLC	8.200%	1/15/30	15,670	17,817
	WestRock MWV LLC	7.950%	2/15/31	6,868	7,825
	WRKCo Inc.	4.900%	3/15/29	21,884	21,667
	WRKCo Inc.	4.200%	6/1/32	5,784	5,435
	WRKCo Inc.	3.000%	6/15/33	22,955	19,345
	Yamana Gold Inc.	2.630%	8/15/31	12,093	9,974
					1,445,435
Real Estate (5.7%)
	Agree LP	2.900%	10/1/30	6,202	5,284
	Agree LP	4.800%	10/1/32	12,448	11,634
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1	1
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	8,695	8,337
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	12,468	10,848
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	10,687	10,272
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	20,447	19,900
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	15,364	13,492
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	24,092	18,598
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	27,131	20,292
	American Assets Trust LP	3.375%	2/1/31	11,234	9,087
	American Homes 4 Rent LP	2.375%	7/15/31	13,924	11,215
	American Homes 4 Rent LP	3.625%	4/15/32	18,313	15,956
	American Homes 4 Rent LP	5.500%	2/1/34	12,270	12,045
	American Tower Corp.	3.950%	3/15/29	20,714	19,439
	American Tower Corp.	3.800%	8/15/29	42,759	39,578
	American Tower Corp.	2.900%	1/15/30	18,956	16,628
	American Tower Corp.	2.100%	6/15/30	18,514	15,239
	American Tower Corp.	1.875%	10/15/30	18,928	15,201
	American Tower Corp.	2.700%	4/15/31	23,266	19,515
	American Tower Corp.	2.300%	9/15/31	10,353	8,356
	American Tower Corp.	4.050%	3/15/32	22,639	20,587
	American Tower Corp.	5.650%	3/15/33	28,029	28,186
	American Tower Corp.	5.550%	7/15/33	26,717	26,709
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	6,283	5,793
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	8,329	7,155
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	11,900	10,148
	AvalonBay Communities Inc.	2.050%	1/15/32	14,197	11,583
	AvalonBay Communities Inc.	5.000%	2/15/33	11,386	11,167
	AvalonBay Communities Inc.	5.300%	12/7/33	16,089	16,130
	Boston Properties LP	3.400%	6/21/29	33,180	29,280
	Boston Properties LP	2.900%	3/15/30	22,209	18,772
	Boston Properties LP	3.250%	1/30/31	44,111	37,138
	Boston Properties LP	2.550%	4/1/32	21,236	16,501

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Properties LP	2.450%	10/1/33	5,128	3,784
	Boston Properties LP	6.500%	1/15/34	10,895	11,140
	Brixmor Operating Partnership LP	4.125%	5/15/29	15,117	14,123
	Brixmor Operating Partnership LP	4.050%	7/1/30	15,585	14,312
	Brixmor Operating Partnership LP	2.500%	8/16/31	8,000	6,497
	Brixmor Operating Partnership LP	5.500%	2/15/34	7,250	7,058
	Broadstone Net Lease LLC	2.600%	9/15/31	7,671	5,951
	Camden Property Trust	3.150%	7/1/29	15,554	14,150
	Camden Property Trust	2.800%	5/15/30	19,150	16,828
	Camden Property Trust	4.900%	1/15/34	10,900	10,460
	CBRE Services Inc.	2.500%	4/1/31	11,978	9,836
	COPT Defense Properties LP	2.000%	1/15/29	8,362	6,923
	COPT Defense Properties LP	2.750%	4/15/31	18,514	14,933
	Crown Castle Inc.	3.100%	11/15/29	11,063	9,789
	Crown Castle Inc.	3.300%	7/1/30	19,071	16,843
	Crown Castle Inc.	2.250%	1/15/31	27,272	22,291
	Crown Castle Inc.	2.100%	4/1/31	30,044	24,089
	Crown Castle Inc.	2.500%	7/15/31	21,147	17,317
	Crown Castle Inc.	5.100%	5/1/33	20,800	20,080
	Crown Castle Inc.	5.800%	3/1/34	18,000	18,261
	CubeSmart LP	3.000%	2/15/30	8,451	7,377
	CubeSmart LP	2.000%	2/15/31	15,487	12,440
	CubeSmart LP	2.500%	2/15/32	13,955	11,268
	Digital Realty Trust LP	3.600%	7/1/29	34,728	32,018
	EPR Properties	3.750%	8/15/29	13,275	11,595
	EPR Properties	3.600%	11/15/31	12,241	10,009
	Equinix Inc.	3.200%	11/18/29	28,227	25,369
	Equinix Inc.	2.150%	7/15/30	21,979	18,224
	Equinix Inc.	2.500%	5/15/31	20,822	17,387
	Equinix Inc.	3.900%	4/15/32	26,216	23,790
	ERP Operating LP	3.000%	7/1/29	21,900	19,843
	ERP Operating LP	2.500%	2/15/30	15,131	13,137
	ERP Operating LP	1.850%	8/1/31	17,564	14,090
	Essential Properties LP	2.950%	7/15/31	9,169	7,198
	Essex Portfolio LP	4.000%	3/1/29	14,864	14,077
	Essex Portfolio LP	3.000%	1/15/30	13,706	12,025
	Essex Portfolio LP	1.650%	1/15/31	8,811	6,883
	Essex Portfolio LP	2.550%	6/15/31	7,521	6,196
	Essex Portfolio LP	2.650%	3/15/32	17,683	14,414
	Extra Space Storage LP	3.900%	4/1/29	9,978	9,314
	Extra Space Storage LP	4.000%	6/15/29	9,505	8,920
	Extra Space Storage LP	5.500%	7/1/30	9,910	9,953
	Extra Space Storage LP	2.200%	10/15/30	10,714	8,757
	Extra Space Storage LP	5.900%	1/15/31	15,783	16,144
	Extra Space Storage LP	2.550%	6/1/31	14,500	11,941
	Extra Space Storage LP	2.400%	10/15/31	13,792	11,141
	Extra Space Storage LP	2.350%	3/15/32	22,099	17,521
	Federal Realty OP LP	3.200%	6/15/29	9,354	8,358
	Federal Realty OP LP	3.500%	6/1/30	8,953	8,030
	GLP Capital LP	4.000%	1/15/30	16,352	14,715
	GLP Capital LP	4.000%	1/15/31	19,016	16,766
	GLP Capital LP	3.250%	1/15/32	22,078	18,317
	Healthcare Realty Holdings LP	3.100%	2/15/30	16,607	14,310
	Healthcare Realty Holdings LP	2.000%	3/15/31	20,964	16,427
	Healthpeak OP LLC	3.500%	7/15/29	17,548	16,033
	Healthpeak OP LLC	3.000%	1/15/30	25,300	22,198
	Healthpeak OP LLC	2.875%	1/15/31	15,539	13,214
	Healthpeak OP LLC	5.250%	12/15/32	19,450	19,017
	Highwoods Realty LP	4.200%	4/15/29	3,722	3,355
	Highwoods Realty LP	3.050%	2/15/30	12,423	10,400
	Highwoods Realty LP	2.600%	2/1/31	6,945	5,462
	Highwoods Realty LP	7.650%	2/1/34	5,000	5,361
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	18,430	16,306
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	24,699	21,774
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	14,352	11,850
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	5,779	5,754
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Invitation Homes Operating Partnership LP	2.000%	8/15/31	13,176	10,292
Invitation Homes Operating Partnership LP	4.150%	4/15/32	16,066	14,519
Invitation Homes Operating Partnership LP	5.500%	8/15/33	9,281	9,166
Kilroy Realty LP	4.250%	8/15/29	7,671	6,999
Kilroy Realty LP	3.050%	2/15/30	26,680	22,347
Kilroy Realty LP	2.500%	11/15/32	13,018	9,647
Kilroy Realty LP	2.650%	11/15/33	12,144	8,847
Kimco Realty OP LLC	2.700%	10/1/30	7,145	6,077
Kimco Realty OP LLC	2.250%	12/1/31	13,277	10,571
Kimco Realty OP LLC	3.200%	4/1/32	18,477	15,695
Kimco Realty OP LLC	4.600%	2/1/33	17,010	15,944
Kite Realty Group LP	5.500%	3/1/34	2,616	2,557
Kite Realty Group Trust	4.750%	9/15/30	8,320	7,851
LXP Industrial Trust	2.700%	9/15/30	9,291	7,666
LXP Industrial Trust	2.375%	10/1/31	10,672	8,460
Mid-America Apartments LP	3.950%	3/15/29	15,069	14,378
Mid-America Apartments LP	2.750%	3/15/30	5,031	4,422
Mid-America Apartments LP	1.700%	2/15/31	17,053	13,595
National Health Investors Inc.	3.000%	2/1/31	13,276	10,642
NNN REIT Inc.	2.500%	4/15/30	7,343	6,213
NNN REIT Inc.	5.600%	10/15/33	13,720	13,673
Omega Healthcare Investors Inc.	3.625%	10/1/29	10,282	9,030
Omega Healthcare Investors Inc.	3.375%	2/1/31	14,025	11,806
Omega Healthcare Investors Inc.	3.250%	4/15/33	22,266	17,700
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	6,416	5,160
Physicians Realty LP	2.625%	11/1/31	8,869	7,222
Piedmont Operating Partnership LP	3.150%	8/15/30	8,289	6,360
Piedmont Operating Partnership LP	2.750%	4/1/32	8,113	5,733
Prologis LP	3.875%	9/15/28	1	—
Prologis LP	2.875%	11/15/29	12,133	10,895
Prologis LP	2.250%	4/15/30	31,932	27,382
Prologis LP	1.750%	7/1/30	9,170	7,538
Prologis LP	1.250%	10/15/30	16,589	13,153
Prologis LP	1.750%	2/1/31	11,009	8,917
Prologis LP	1.625%	3/15/31	6,811	5,401
Prologis LP	2.250%	1/15/32	15,103	12,337
Prologis LP	4.625%	1/15/33	16,354	15,736
Prologis LP	4.750%	6/15/33	19,182	18,580
Prologis LP	5.125%	1/15/34	8,725	8,636
Prologis LP	5.000%	3/15/34	10,000	9,826
Public Storage Operating Co.	3.385%	5/1/29	15,503	14,450
Public Storage Operating Co.	2.300%	5/1/31	11,352	9,525
Public Storage Operating Co.	2.250%	11/9/31	22,930	18,906
Public Storage Operating Co.	5.100%	8/1/33	13,035	13,020
Rayonier LP	2.750%	5/17/31	6,264	5,106
Realty Income Corp.	3.250%	6/15/29	13,076	11,964
Realty Income Corp.	4.000%	7/15/29	12,735	12,007
Realty Income Corp.	3.100%	12/15/29	13,205	11,858
Realty Income Corp.	3.400%	1/15/30	13,897	12,596
Realty Income Corp.	4.850%	3/15/30	20,688	20,279
Realty Income Corp.	3.250%	1/15/31	29,766	26,329
Realty Income Corp.	3.200%	2/15/31	8,490	7,417
Realty Income Corp.	2.700%	2/15/32	8,325	6,824
Realty Income Corp.	5.625%	10/13/32	28,635	28,922
Realty Income Corp.	2.850%	12/15/32	22,703	18,691
Realty Income Corp.	4.900%	7/15/33	15,764	15,040
Realty Income Corp.	5.125%	2/15/34	11,000	10,653
Regency Centers LP	2.950%	9/15/29	11,249	9,953
Regency Centers LP	3.700%	6/15/30	15,848	14,440
Regency Centers LP	5.250%	1/15/34	10,970	10,726
Rexford Industrial Realty LP	2.125%	12/1/30	12,247	9,916
Rexford Industrial Realty LP	2.150%	9/1/31	10,584	8,359
Sabra Health Care LP	3.900%	10/15/29	12,976	11,558

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabra Health Care LP	3.200%	12/1/31	32,716	26,573
	Safehold GL Holdings LLC	2.800%	6/15/31	10,750	8,738
	Safehold GL Holdings LLC	2.850%	1/15/32	7,537	6,063
	Simon Property Group LP	2.450%	9/13/29	29,369	25,586
	Simon Property Group LP	2.650%	7/15/30	19,300	16,748
	Simon Property Group LP	2.200%	2/1/31	13,342	10,937
	Simon Property Group LP	2.250%	1/15/32	13,208	10,621
	Simon Property Group LP	2.650%	2/1/32	13,847	11,502
	Simon Property Group LP	5.500%	3/8/33	12,437	12,543
	Simon Property Group LP	6.250%	1/15/34	13,300	14,003
	Store Capital LLC	4.625%	3/15/29	7,495	6,992
	Store Capital LLC	2.750%	11/18/30	8,479	6,712
	Store Capital LLC	2.700%	12/1/31	8,610	6,699
	Sun Communities Operating LP	2.700%	7/15/31	25,348	20,673
	Sun Communities Operating LP	4.200%	4/15/32	18,399	16,328
	Sun Communities Operating LP	5.700%	1/15/33	8,136	8,009
	Tanger Properties LP	2.750%	9/1/31	9,139	7,371
[1]	UDR Inc.	4.400%	1/26/29	1	—
[1]	UDR Inc.	3.200%	1/15/30	15,766	14,104
	UDR Inc.	3.000%	8/15/31	16,206	13,903
[1]	UDR Inc.	2.100%	8/1/32	6,472	5,004
[1]	UDR Inc.	1.900%	3/15/33	7,557	5,641
[1]	UDR Inc.	2.100%	6/15/33	7,611	5,737
	Ventas Realty LP	3.000%	1/15/30	24,052	20,993
	Ventas Realty LP	4.750%	11/15/30	13,036	12,470
	Ventas Realty LP	2.500%	9/1/31	8,194	6,668
	VICI Properties LP	4.950%	2/15/30	26,650	25,436
	VICI Properties LP	5.125%	5/15/32	37,908	35,602
	Welltower OP LLC	4.125%	3/15/29	19,291	18,340
	Welltower OP LLC	3.100%	1/15/30	19,136	17,064
	Welltower OP LLC	2.750%	1/15/31	13,102	11,168
	Welltower OP LLC	2.800%	6/1/31	20,052	17,013
	Welltower OP LLC	2.750%	1/15/32	10,841	9,013
	Welltower OP LLC	3.850%	6/15/32	12,586	11,283
	Weyerhaeuser Co.	4.000%	11/15/29	26,845	25,210
	Weyerhaeuser Co.	4.000%	4/15/30	27,396	25,603
	Weyerhaeuser Co.	7.375%	3/15/32	18,505	20,893
	Weyerhaeuser Co.	3.375%	3/9/33	12,124	10,474
	WP Carey Inc.	3.850%	7/15/29	7,771	7,190
	WP Carey Inc.	2.400%	2/1/31	13,590	11,180
	WP Carey Inc.	2.450%	2/1/32	7,965	6,340
	WP Carey Inc.	2.250%	4/1/33	8,242	6,258
					2,711,606
Technology (8.0%)
	Adobe Inc.	2.300%	2/1/30	29,838	26,028
	Advanced Micro Devices Inc.	3.924%	6/1/32	20,508	19,184
	Amdocs Ltd.	2.538%	6/15/30	19,741	16,753
	Analog Devices Inc.	2.100%	10/1/31	25,080	20,692
	Apple Inc.	3.250%	8/8/29	24,972	23,348
	Apple Inc.	2.200%	9/11/29	38,096	33,645
	Apple Inc.	4.150%	5/10/30	4,365	4,285
	Apple Inc.	1.650%	5/11/30	49,451	41,347
	Apple Inc.	1.250%	8/20/30	45,751	37,027
	Apple Inc.	1.650%	2/8/31	70,636	58,164
	Apple Inc.	1.700%	8/5/31	38,894	31,673
	Apple Inc.	3.350%	8/8/32	47,939	43,522
	Apple Inc.	4.300%	5/10/33	7,135	7,044
	Applied Materials Inc.	1.750%	6/1/30	14,430	12,034
	Arrow Electronics Inc.	2.950%	2/15/32	13,166	10,989
	Autodesk Inc.	2.850%	1/15/30	3,185	2,823
	Autodesk Inc.	2.400%	12/15/31	26,898	22,313
	Automatic Data Processing Inc.	1.250%	9/1/30	34,621	28,042
	Avnet Inc.	3.000%	5/15/31	7,978	6,585
	Avnet Inc.	5.500%	6/1/32	8,253	7,925
	Booz Allen Hamilton Inc.	5.950%	8/4/33	17,200	17,698
[2]	Broadcom Inc.	4.000%	4/15/29	16,318	15,441
	Broadcom Inc.	4.750%	4/15/29	41,364	40,589
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	5.000%	4/15/30	21,141	21,067
	Broadcom Inc.	4.150%	11/15/30	52,138	48,741
[2]	Broadcom Inc.	2.450%	2/15/31	71,141	59,215
[2]	Broadcom Inc.	4.150%	4/15/32	29,373	26,966
	Broadcom Inc.	4.300%	11/15/32	59,467	55,067
[2]	Broadcom Inc.	2.600%	2/15/33	37,102	29,776
[2]	Broadcom Inc.	3.419%	4/15/33	56,408	48,169
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	12,147	10,693
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	30,972	25,950
	CDW LLC	3.569%	12/1/31	27,453	23,807
[2]	CGI Inc.	2.300%	9/14/31	1	—
	CGI Inc.	2.300%	9/14/31	7,067	5,653
	Cintas Corp. No. 2	4.000%	5/1/32	18,152	17,000
	Cisco Systems Inc.	4.950%	2/26/31	45,130	45,168
	Cisco Systems Inc.	5.050%	2/26/34	54,670	54,953
	Concentrix Corp.	6.850%	8/2/33	14,890	14,561
	Dell International LLC	5.300%	10/1/29	50,405	50,501
	Dell International LLC	6.200%	7/15/30	19,529	20,433
	Dell International LLC	5.750%	2/1/33	23,249	23,874
	Equifax Inc.	3.100%	5/15/30	13,319	11,743
	Equifax Inc.	2.350%	9/15/31	37,090	30,287
	Fidelity National Information Services Inc.	3.750%	5/21/29	8,286	7,887
	Fidelity National Information Services Inc.	2.250%	3/1/31	42,971	35,911
	Fidelity National Information Services Inc.	5.100%	7/15/32	18,093	18,082
	Fiserv Inc.	3.500%	7/1/29	81,165	74,634
	Fiserv Inc.	2.650%	6/1/30	24,648	21,194
	Fiserv Inc.	5.600%	3/2/33	22,927	23,115
	Fiserv Inc.	5.625%	8/21/33	34,526	34,914
	Flex Ltd.	4.875%	6/15/29	18,516	18,011
	Flex Ltd.	4.875%	5/12/30	17,048	16,425
	Fortinet Inc.	2.200%	3/15/31	13,169	10,890
	HP Inc.	4.000%	4/15/29	28,628	27,264
	HP Inc.	3.400%	6/17/30	11,070	9,965
	HP Inc.	2.650%	6/17/31	32,484	27,106
	HP Inc.	4.200%	4/15/32	13,346	12,305
	HP Inc.	5.500%	1/15/33	34,255	34,269
	Hubbell Inc.	2.300%	3/15/31	5,525	4,566
	IBM International Capital Pte. Ltd.	4.900%	2/5/34	30,000	29,093
	Intel Corp.	4.000%	8/5/29	25,425	24,309
	Intel Corp.	2.450%	11/15/29	56,296	49,300
	Intel Corp.	5.125%	2/10/30	36,564	36,852
	Intel Corp.	3.900%	3/25/30	35,464	33,345
	Intel Corp.	2.000%	8/12/31	44,078	35,771
	Intel Corp.	4.150%	8/5/32	55,217	51,889
	Intel Corp.	5.200%	2/10/33	52,435	52,457
	Intel Corp.	5.150%	2/21/34	19,000	18,813
	International Business Machines Corp.	3.500%	5/15/29	74,620	69,652
	International Business Machines Corp.	1.950%	5/15/30	31,797	26,603
	International Business Machines Corp.	2.720%	2/9/32	5,237	4,536
	International Business Machines Corp.	4.400%	7/27/32	18,275	17,453
	International Business Machines Corp.	5.875%	11/29/32	11,525	12,202
	International Business Machines Corp.	4.750%	2/6/33	24,474	23,882
	Intuit Inc.	1.650%	7/15/30	11,953	9,801
	Intuit Inc.	5.200%	9/15/33	33,583	33,918
	Jabil Inc.	3.600%	1/15/30	9,796	8,825
	Jabil Inc.	3.000%	1/15/31	18,017	15,373
	Juniper Networks Inc.	3.750%	8/15/29	15,151	14,043
	Juniper Networks Inc.	2.000%	12/10/30	13,163	10,598
	KLA Corp.	4.650%	7/15/32	21,120	20,587

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	KLA Corp.	4.700%	2/1/34	15,000	14,607
	Kyndryl Holdings Inc.	3.150%	10/15/31	17,325	14,287
	Kyndryl Holdings Inc.	6.350%	2/20/34	3,243	3,272
	Lam Research Corp.	4.000%	3/15/29	29,598	28,521
	Lam Research Corp.	1.900%	6/15/30	19,022	15,963
	Leidos Inc.	4.375%	5/15/30	17,705	16,638
	Leidos Inc.	2.300%	2/15/31	22,342	18,304
	Leidos Inc.	5.750%	3/15/33	19,485	19,790
	Marvell Technology Inc.	2.950%	4/15/31	19,837	16,988
	Marvell Technology Inc.	5.950%	9/15/33	13,265	13,679
	Micron Technology Inc.	5.327%	2/6/29	1	1
	Micron Technology Inc.	6.750%	11/1/29	35,395	37,564
	Micron Technology Inc.	4.663%	2/15/30	21,560	20,822
	Micron Technology Inc.	2.703%	4/15/32	24,510	20,107
	Micron Technology Inc.	5.875%	2/9/33	26,741	27,291
	Micron Technology Inc.	5.875%	9/15/33	22,375	22,805
[2]	Microsoft Corp.	1.350%	9/15/30	11,172	9,143
	Moody's Corp.	2.000%	8/19/31	17,318	14,001
	Moody's Corp.	4.250%	8/8/32	12,898	12,183
	Motorola Solutions Inc.	4.600%	5/23/29	21,634	21,031
	Motorola Solutions Inc.	2.300%	11/15/30	15,500	12,765
	Motorola Solutions Inc.	2.750%	5/24/31	17,382	14,501
	Motorola Solutions Inc.	5.600%	6/1/32	7,224	7,246
	NetApp Inc.	2.700%	6/22/30	18,348	15,731
	NVIDIA Corp.	2.850%	4/1/30	42,331	38,119
	NVIDIA Corp.	2.000%	6/15/31	33,109	27,659
	NXP BV	4.300%	6/18/29	27,970	26,702
	NXP BV	3.400%	5/1/30	19,335	17,309
	NXP BV	2.500%	5/11/31	31,490	26,071
	NXP BV	2.650%	2/15/32	12,386	10,168
	NXP BV	5.000%	1/15/33	26,195	25,313
	Oracle Corp.	6.150%	11/9/29	25,501	26,664
	Oracle Corp.	2.950%	4/1/30	86,051	75,892
	Oracle Corp.	4.650%	5/6/30	24,663	23,993
	Oracle Corp.	3.250%	5/15/30	11,633	10,427
	Oracle Corp.	2.875%	3/25/31	83,966	72,435
	Oracle Corp.	6.250%	11/9/32	52,585	55,526
	Oracle Corp.	4.900%	2/6/33	45,675	44,102
	Qorvo Inc.	4.375%	10/15/29	20,895	19,431
	QUALCOMM Inc.	2.150%	5/20/30	29,095	24,886
	QUALCOMM Inc.	1.650%	5/20/32	33,537	26,176
	QUALCOMM Inc.	4.250%	5/20/32	12,763	12,174
	QUALCOMM Inc.	5.400%	5/20/33	15,428	15,986
	Quanta Services Inc.	2.900%	10/1/30	24,494	21,236
	Quanta Services Inc.	2.350%	1/15/32	8,074	6,463
	RELX Capital Inc.	4.000%	3/18/29	27,754	26,507
	RELX Capital Inc.	3.000%	5/22/30	19,307	17,237
	RELX Capital Inc.	4.750%	5/20/32	12,866	12,635
	Roper Technologies Inc.	2.950%	9/15/29	15,220	13,624
	Roper Technologies Inc.	2.000%	6/30/30	8,617	7,158
	Roper Technologies Inc.	1.750%	2/15/31	24,665	19,705
	S&P Global Inc.	2.700%	3/1/29	32,729	29,599
	S&P Global Inc.	4.250%	5/1/29	31,047	30,105
	S&P Global Inc.	2.500%	12/1/29	18,826	16,588
	S&P Global Inc.	1.250%	8/15/30	11,751	9,377
	S&P Global Inc.	2.900%	3/1/32	44,949	38,708
[2]	S&P Global Inc.	5.250%	9/15/33	13,410	13,550
	Salesforce Inc.	1.950%	7/15/31	46,964	38,460
	ServiceNow Inc.	1.400%	9/1/30	40,614	32,579
	Skyworks Solutions Inc.	3.000%	6/1/31	12,602	10,554
	TD SYNNEX Corp.	2.650%	8/9/31	12,584	10,005
	Teledyne FLIR LLC	2.500%	8/1/30	14,796	12,499
	Texas Instruments Inc.	2.250%	9/4/29	15,447	13,632
	Texas Instruments Inc.	1.750%	5/4/30	15,634	13,083
	Texas Instruments Inc.	1.900%	9/15/31	11,791	9,731
	Texas Instruments Inc.	3.650%	8/16/32	6,028	5,536
	Texas Instruments Inc.	4.900%	3/14/33	22,955	22,974
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	4.850%	2/8/34	25,000	24,850
	TSMC Arizona Corp.	4.125%	4/22/29	16,053	15,520
	TSMC Arizona Corp.	2.500%	10/25/31	31,823	26,939
	TSMC Arizona Corp.	4.250%	4/22/32	11,345	10,956
	Verisk Analytics Inc.	4.125%	3/15/29	19,045	18,275
	Verisk Analytics Inc.	5.750%	4/1/33	16,048	16,577
	VMware LLC	4.700%	5/15/30	39,837	38,309
	VMware LLC	2.200%	8/15/31	28,670	23,117
	Western Digital Corp.	3.100%	2/1/32	13,331	10,392
	Workday Inc.	3.700%	4/1/29	23,622	22,078
	Workday Inc.	3.800%	4/1/32	33,267	30,071
	Xilinx Inc.	2.375%	6/1/30	18,337	15,869
					3,787,386
Utilities (8.3%)
[1]	AEP Texas Inc.	2.100%	7/1/30	16,779	13,888
	AEP Texas Inc.	4.700%	5/15/32	9,330	8,890
	AEP Texas Inc.	5.400%	6/1/33	11,278	11,255
	AES Corp.	2.450%	1/15/31	26,517	21,656
[1]	Alabama Power Co.	1.450%	9/15/30	12,990	10,433
	Alabama Power Co.	3.050%	3/15/32	9,309	8,059
	Alabama Power Co.	3.940%	9/1/32	16,333	15,047
	Alabama Power Co.	5.850%	11/15/33	4,420	4,625
	Ameren Corp.	3.500%	1/15/31	25,068	22,583
	Ameren Illinois Co.	1.550%	11/15/30	10,781	8,647
	Ameren Illinois Co.	3.850%	9/1/32	17,566	15,994
	Ameren Illinois Co.	4.950%	6/1/33	11,652	11,457
	American Electric Power Co. Inc.	2.300%	3/1/30	8,706	7,360
	American Electric Power Co. Inc.	5.950%	11/1/32	9,450	9,775
	American Electric Power Co. Inc.	5.625%	3/1/33	22,774	22,937
	American Water Capital Corp.	3.450%	6/1/29	9,860	9,166
	American Water Capital Corp.	2.800%	5/1/30	6,503	5,692
	American Water Capital Corp.	2.300%	6/1/31	14,360	11,885
	American Water Capital Corp.	4.450%	6/1/32	20,757	19,847
	American Water Capital Corp.	5.150%	3/1/34	6,100	6,049
[1]	Appalachian Power Co.	2.700%	4/1/31	18,296	15,454
[1]	Appalachian Power Co.	4.500%	8/1/32	23,469	21,942
	Arizona Public Service Co.	2.600%	8/15/29	6,758	5,951
	Arizona Public Service Co.	6.350%	12/15/32	12,162	12,879
	Arizona Public Service Co.	5.550%	8/1/33	10,775	10,822
	Atlantic City Electric Co.	2.300%	3/15/31	11,538	9,520
	Atmos Energy Corp.	2.625%	9/15/29	13,551	12,063
	Atmos Energy Corp.	1.500%	1/15/31	17,921	14,254
	Atmos Energy Corp.	5.450%	10/15/32	8,286	8,484
	Atmos Energy Corp.	5.900%	11/15/33	5,485	5,764
	Avangrid Inc.	3.800%	6/1/29	20,816	19,394
	Baltimore Gas & Electric Co.	2.250%	6/15/31	17,471	14,535
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	24,845	22,981
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	11,292	8,928
	Black Hills Corp.	3.050%	10/15/29	10,155	9,005
	Black Hills Corp.	2.500%	6/15/30	7,579	6,294
	Black Hills Corp.	4.350%	5/1/33	10,915	9,939
	Black Hills Corp.	6.150%	5/15/34	3,140	3,225
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	10,528	8,845
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	7,699	6,657
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	15,441	14,701
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	32,775	32,278
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	6,000	5,994
	CenterPoint Energy Inc.	2.950%	3/1/30	10,938	9,659
	CenterPoint Energy Inc.	2.650%	6/1/31	13,225	11,102
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	12,823	10,421
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	19,748	19,877
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,330	1,156

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	CMS Energy Corp.	4.750%	6/1/50	14,156	12,917
	CMS Energy Corp.	3.750%	12/1/50	2,382	1,909
	Commonwealth Edison Co.	2.200%	3/1/30	8,926	7,590
[1]	Commonwealth Edison Co.	3.150%	3/15/32	4,335	3,781
	Commonwealth Edison Co.	4.900%	2/1/33	9,332	9,167
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	8,216	6,676
	Connecticut Light & Power Co.	4.900%	7/1/33	7,010	6,847
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	17,004	15,545
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	23,200	19,538
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	10,657	10,751
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	2,800	2,861
	Constellation Energy Generation LLC	5.800%	3/1/33	16,171	16,525
	Constellation Energy Generation LLC	6.125%	1/15/34	13,825	14,436
	Consumers Energy Co.	3.600%	8/15/32	14,044	12,664
	Consumers Energy Co.	4.625%	5/15/33	28,123	27,189
[1]	Dominion Energy Inc.	3.375%	4/1/30	52,184	46,990
[1]	Dominion Energy Inc.	2.250%	8/15/31	24,038	19,441
[1]	Dominion Energy Inc.	4.350%	8/15/32	12,527	11,661
	Dominion Energy Inc.	5.375%	11/15/32	32,131	31,947
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	13,792	11,314
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	615	683
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	4,442	4,465
	DTE Electric Co.	2.250%	3/1/30	19,605	16,827
[1]	DTE Electric Co.	2.625%	3/1/31	17,929	15,399
[1]	DTE Electric Co.	3.000%	3/1/32	12,026	10,375
	DTE Electric Co.	5.200%	4/1/33	14,546	14,639
	DTE Electric Co.	5.200%	3/1/34	9,000	8,967
[1]	DTE Energy Co.	3.400%	6/15/29	15,412	14,104
	DTE Energy Co.	2.950%	3/1/30	12,160	10,652
	Duke Energy Carolinas LLC	2.450%	8/15/29	5,973	5,268
	Duke Energy Carolinas LLC	2.450%	2/1/30	5,951	5,203
	Duke Energy Carolinas LLC	2.550%	4/15/31	21,677	18,575
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,536	7,243
	Duke Energy Carolinas LLC	4.950%	1/15/33	32,809	32,282
	Duke Energy Carolinas LLC	4.850%	1/15/34	23,666	22,982
	Duke Energy Corp.	3.400%	6/15/29	16,590	15,276
	Duke Energy Corp.	2.450%	6/1/30	17,553	15,014
	Duke Energy Corp.	2.550%	6/15/31	30,123	25,099
	Duke Energy Corp.	4.500%	8/15/32	34,972	32,808
	Duke Energy Corp.	5.750%	9/15/33	23,563	23,990
	Duke Energy Florida LLC	2.500%	12/1/29	20,694	18,185
	Duke Energy Florida LLC	1.750%	6/15/30	20,120	16,596
	Duke Energy Florida LLC	2.400%	12/15/31	18,194	15,043
	Duke Energy Florida LLC	5.875%	11/15/33	27,047	28,311
[4]	Duke Energy Indiana LLC	5.250%	3/1/34	4,500	4,489
	Duke Energy Ohio Inc.	3.650%	2/1/29	9,160	8,650
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,050	1,722
	Duke Energy Ohio Inc.	5.250%	4/1/33	8,737	8,740
	Duke Energy Progress LLC	3.450%	3/15/29	7,865	7,359
	Duke Energy Progress LLC	2.000%	8/15/31	18,191	14,696
	Duke Energy Progress LLC	5.250%	3/15/33	13,293	13,271
[2]	East Ohio Gas Co.	2.000%	6/15/30	1,200	982
	Edison International	6.950%	11/15/29	18,644	19,871
	Emera US Finance LP	2.639%	6/15/31	11,591	9,331
	Entergy Arkansas LLC	5.150%	1/15/33	10,910	10,894
	Entergy Arkansas LLC	5.300%	9/15/33	8,685	8,704
	Entergy Corp.	2.800%	6/15/30	12,898	11,153
	Entergy Corp.	2.400%	6/15/31	17,173	14,137
	Entergy Louisiana LLC	1.600%	12/15/30	9,969	7,901
	Entergy Louisiana LLC	3.050%	6/1/31	7,785	6,790
	Entergy Louisiana LLC	2.350%	6/15/32	8,290	6,704
	Entergy Texas Inc.	4.000%	3/30/29	14,061	13,420
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Texas Inc.	1.750%	3/15/31	18,406	14,733
	Essential Utilities Inc.	3.566%	5/1/29	9,000	8,343
	Essential Utilities Inc.	2.704%	4/15/30	12,844	11,054
	Essential Utilities Inc.	2.400%	5/1/31	6,182	5,074
	Essential Utilities Inc.	5.375%	1/15/34	17,060	16,761
	Evergy Inc.	2.900%	9/15/29	32,464	28,771
	Evergy Kansas Central Inc.	5.900%	11/15/33	1,445	1,501
[1]	Evergy Metro Inc.	2.250%	6/1/30	6,913	5,842
	Evergy Metro Inc.	4.950%	4/15/33	8,067	7,887
[1]	Eversource Energy	4.250%	4/1/29	16,000	15,242
[1]	Eversource Energy	1.650%	8/15/30	17,585	13,992
	Eversource Energy	2.550%	3/15/31	14,918	12,313
	Eversource Energy	3.375%	3/1/32	28,337	24,325
	Eversource Energy	5.125%	5/15/33	27,971	27,021
	Exelon Corp.	4.050%	4/15/30	42,143	39,527
	Exelon Corp.	3.350%	3/15/32	23,446	20,443
	Exelon Corp.	5.300%	3/15/33	25,157	24,914
	Exelon Corp.	5.450%	3/15/34	12,000	11,947
	Florida Power & Light Co.	4.625%	5/15/30	17,401	17,125
	Florida Power & Light Co.	2.450%	2/3/32	28,216	23,595
	Florida Power & Light Co.	5.100%	4/1/33	29,972	29,861
	Florida Power & Light Co.	4.800%	5/15/33	19,154	18,731
[1]	Georgia Power Co.	2.650%	9/15/29	18,564	16,423
	Georgia Power Co.	4.700%	5/15/32	17,302	16,724
	Georgia Power Co.	4.950%	5/17/33	25,737	25,146
	Georgia Power Co.	5.250%	3/15/34	6,600	6,578
	Interstate Power & Light Co.	3.600%	4/1/29	3,000	2,790
	Interstate Power & Light Co.	2.300%	6/1/30	9,204	7,755
	Interstate Power & Light Co.	5.700%	10/15/33	7,914	8,057
	IPALCO Enterprises Inc.	4.250%	5/1/30	12,444	11,455
[1]	Kentucky Utilities Co.	5.450%	4/15/33	8,862	8,941
[1]	Louisville Gas & Electric Co.	5.450%	4/15/33	14,368	14,501
	MidAmerican Energy Co.	3.650%	4/15/29	32,734	30,881
	MidAmerican Energy Co.	6.750%	12/30/31	250	280
	MidAmerican Energy Co.	5.350%	1/15/34	9,624	9,808
	National Fuel Gas Co.	2.950%	3/1/31	14,521	12,113
	National Grid plc	5.809%	6/12/33	26,903	27,186
	National Grid plc	5.418%	1/11/34	22,105	21,556
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	2,500	2,479
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	18,095	16,990
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	15,988	13,763
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	15,270	15,069
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	11,675	9,063
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	5,660	4,477
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	8,570	9,924
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	11,462	9,637
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	6,485	5,966
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	21,956	22,704
[1]	Nevada Power Co.	3.700%	5/1/29	17,522	16,533
[1]	Nevada Power Co.	2.400%	5/1/30	9,742	8,285
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	19,046	17,613
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	23,247	20,489
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	52,873	44,494
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	20,950	17,012
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	30,349	29,579
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	31,309	30,524
[4]	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	26,600	26,505
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	10,326	9,350

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,414	3,283
	NiSource Inc.	2.950%	9/1/29	22,868	20,562
	NiSource Inc.	3.600%	5/1/30	33,167	30,360
	NiSource Inc.	1.700%	2/15/31	24,509	19,443
	NiSource Inc.	5.400%	6/30/33	13,940	13,921
	Northern States Power Co.	2.250%	4/1/31	2,823	2,365
	NSTAR Electric Co.	3.250%	5/15/29	10,072	9,362
	NSTAR Electric Co.	3.950%	4/1/30	10,857	10,178
[1]	Ohio Power Co.	2.600%	4/1/30	8,835	7,645
[1]	Ohio Power Co.	1.625%	1/15/31	15,531	12,385
	Ohio Power Co.	5.000%	6/1/33	10,330	10,132
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	7,952	7,160
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	7,569	6,792
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	12,314	12,515
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	9,590	9,915
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	26,810	23,550
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,092	5,672
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	19,594	18,351
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	15,877	15,231
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	27,025	27,865
	ONE Gas Inc.	2.000%	5/15/30	8,006	6,656
	ONE Gas Inc.	4.250%	9/1/32	5,020	4,753
	Pacific Gas & Electric Co.	4.200%	3/1/29	3,966	3,742
	Pacific Gas & Electric Co.	4.550%	7/1/30	79,497	74,769
	Pacific Gas & Electric Co.	2.500%	2/1/31	54,256	44,495
	Pacific Gas & Electric Co.	3.250%	6/1/31	23,840	20,426
	Pacific Gas & Electric Co.	4.400%	3/1/32	7,362	6,700
	Pacific Gas & Electric Co.	5.900%	6/15/32	28,562	28,706
	Pacific Gas & Electric Co.	6.150%	1/15/33	24,784	25,359
	Pacific Gas & Electric Co.	6.400%	6/15/33	22,521	23,419
	Pacific Gas & Electric Co.	5.800%	5/15/34	12,000	11,982
	PacifiCorp	3.500%	6/15/29	16,208	14,943
	PacifiCorp	2.700%	9/15/30	8,836	7,582
	PacifiCorp	5.300%	2/15/31	14,266	14,143
	PECO Energy Co.	4.900%	6/15/33	20,256	20,053
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	16,046	14,773
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	10,886	9,105
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	9,102	9,129
[4]	Potomac Electric Power Co.	5.200%	3/15/34	5,300	5,269
	PPL Electric Utilities Corp.	5.000%	5/15/33	17,432	17,333
	PPL Electric Utilities Corp.	4.850%	2/15/34	12,500	12,173
	Progress Energy Inc.	7.750%	3/1/31	22,309	25,199
	Progress Energy Inc.	7.000%	10/30/31	20,526	22,652
[1]	Public Service Co. of Colorado	1.900%	1/15/31	9,133	7,435
	Public Service Co. of Colorado	1.875%	6/15/31	27,672	22,288
[1]	Public Service Co. of Colorado	4.100%	6/1/32	12,231	11,357
	Public Service Co. of New Hampshire	5.350%	10/1/33	8,347	8,434
	Public Service Co. of Oklahoma	5.250%	1/15/33	3,893	3,855
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	10,183	8,855
[1]	Public Service Electric & Gas Co.	1.900%	8/15/31	11,585	9,332
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	23,316	20,295
[1]	Public Service Electric & Gas Co.	4.900%	12/15/32	10,760	10,613
[1]	Public Service Electric & Gas Co.	4.650%	3/15/33	13,814	13,359
	Public Service Electric & Gas Co.	5.200%	8/1/33	12,968	13,057
[1,4]	Public Service Electric & Gas Co.	5.200%	3/1/34	7,000	7,009
	Public Service Enterprise Group Inc.	1.600%	8/15/30	13,877	11,147
	Public Service Enterprise Group Inc.	2.450%	11/15/31	18,034	14,667
	Public Service Enterprise Group Inc.	6.125%	10/15/33	7,731	8,068
	Puget Energy Inc.	4.100%	6/15/30	12,739	11,534
	Puget Energy Inc.	4.224%	3/15/32	12,586	11,238
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	21,474	17,474
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	13,443	11,610
	Sempra	3.700%	4/1/29	11,132	10,370
	Sempra	5.500%	8/1/33	18,816	18,706
[1]	Southern California Edison Co.	4.200%	3/1/29	16,000	15,393
	Southern California Edison Co.	6.650%	4/1/29	2,269	2,381
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Southern California Edison Co.	5.150%	6/1/29	14,725	14,735
	Southern California Edison Co.	2.850%	8/1/29	11,275	10,096
	Southern California Edison Co.	2.250%	6/1/30	20,526	17,324
[1]	Southern California Edison Co.	2.500%	6/1/31	18,369	15,417
	Southern California Edison Co.	2.750%	2/1/32	14,320	12,025
	Southern California Edison Co.	5.950%	11/1/32	18,763	19,554
	Southern California Edison Co.	6.000%	1/15/34	14,093	14,686
	Southern California Edison Co.	5.200%	6/1/34	4,250	4,157
[1]	Southern California Gas Co.	2.550%	2/1/30	14,245	12,368
	Southern California Gas Co.	5.200%	6/1/33	13,396	13,304
	Southern Co.	5.500%	3/15/29	15,000	15,196
[1]	Southern Co.	3.700%	4/30/30	29,436	27,136
	Southern Co.	5.700%	10/15/32	20,582	21,080
	Southern Co.	5.200%	6/15/33	29,290	28,835
	Southern Co.	5.700%	3/15/34	7,500	7,647
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	20,776	16,648
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	15,523	15,385
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	13,166	13,483
	Southwest Gas Corp.	2.200%	6/15/30	4,239	3,537
	Southwest Gas Corp.	4.050%	3/15/32	16,204	14,824
	Southwestern Electric Power Co.	5.300%	4/1/33	18,779	18,507
	Spire Missouri Inc.	4.800%	2/15/33	9,793	9,515
	Tampa Electric Co.	2.400%	3/15/31	11,177	9,258
	Tucson Electric Power Co.	1.500%	8/1/30	6,989	5,615
	Tucson Electric Power Co.	3.250%	5/15/32	8,649	7,542
	Union Electric Co.	3.500%	3/15/29	9,000	8,394
	Union Electric Co.	2.950%	3/15/30	10,897	9,661
	Union Electric Co.	2.150%	3/15/32	7,309	5,873
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	21,038	19,030
	Virginia Electric & Power Co.	2.300%	11/15/31	14,193	11,690
	Virginia Electric & Power Co.	2.400%	3/30/32	17,819	14,652
	Virginia Electric & Power Co.	5.000%	4/1/33	29,152	28,550
	Virginia Electric & Power Co.	5.300%	8/15/33	20,330	20,276
	WEC Energy Group Inc.	1.800%	10/15/30	12,521	10,145
	Wisconsin Electric Power Co.	4.750%	9/30/32	13,753	13,478
	Wisconsin Electric Power Co.	5.625%	5/15/33	6,790	7,103
	Wisconsin Power & Light Co.	3.000%	7/1/29	8,326	7,608
	Wisconsin Power & Light Co.	1.950%	9/16/31	7,377	5,884
	Wisconsin Power & Light Co.	3.950%	9/1/32	15,915	14,645
	Wisconsin Power & Light Co.	4.950%	4/1/33	10,477	10,211
	Xcel Energy Inc.	2.600%	12/1/29	14,992	13,154
	Xcel Energy Inc.	3.400%	6/1/30	11,870	10,704
	Xcel Energy Inc.	2.350%	11/15/31	3,050	2,478
	Xcel Energy Inc.	4.600%	6/1/32	25,031	23,321
	Xcel Energy Inc.	5.450%	8/15/33	17,740	17,644
	Xcel Energy Inc.	5.500%	3/15/34	20,150	19,808
					3,924,278
Total Corporate Bonds (Cost $49,862,935)					46,586,775

Intermediate-Term Corporate Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[5]	Vanguard Market Liquidity Fund (Cost $31,382)	5.400%	313,884	31,385
Total Investments (98.7%) (Cost $49,900,147)				46,624,014
Other Assets and Liabilities—Net (1.3%)				629,045
Net Assets (100%)				47,253,059
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $413,623,000, representing 0.9% of net assets.
3	Securities with a value of $9,772,000 have been segregated as initial margin for open futures contracts.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2024	1,580	180,392	(73)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2024	(1,307)	(144,342)	(201)
				(274)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S41-V1	12/20/28	USD	150,000	(1.000)	(3,377)	(311)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $49,868,765)	46,592,629
Affiliated Issuers (Cost $31,382)	31,385
Total Investments in Securities	46,624,014
Investment in Vanguard	1,526
Cash	113
Receivables for Investment Securities Sold	1,112,582
Receivables for Accrued Income	536,698
Receivables for Capital Shares Issued	2,193
Total Assets	48,277,126
Liabilities
Payables for Investment Securities Purchased	1,020,301
Payables for Capital Shares Redeemed	1,416
Payables for Distributions	1,191
Payables to Vanguard	739
Variation Margin Payable—Futures Contracts	395
Variation Margin Payable—Centrally Cleared Swap Contracts	25
Total Liabilities	1,024,067
Net Assets	47,253,059
At February 29, 2024, net assets consisted of:

Paid-in Capital	53,504,446
Total Distributable Earnings (Loss)	(6,251,387)
Net Assets	47,253,059

ETF Shares—Net Assets
Applicable to 573,719,556 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,723,611
Net Asset Value Per Share—ETF Shares	$79.70

Admiral Shares—Net Assets
Applicable to 56,881,521 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,219,504
Net Asset Value Per Share—Admiral Shares	$21.44

Institutional Shares—Net Assets
Applicable to 11,700,350 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	309,944
Net Asset Value Per Share—Institutional Shares	$26.49

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest[1]	901,277
Total Income	901,277
Expenses
The Vanguard Group—Note B
Investment Advisory Services	449
Management and Administrative—ETF Shares	5,971
Management and Administrative—Admiral Shares	357
Management and Administrative—Institutional Shares	67
Marketing and Distribution—ETF Shares	1,117
Marketing and Distribution—Admiral Shares	28
Marketing and Distribution—Institutional Shares	4
Custodian Fees	135
Shareholders’ Reports—ETF Shares	543
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	16
Other Expenses	10
Total Expenses	8,703
Net Investment Income	892,574
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(741,503)
Futures Contracts	(3,321)
Swap Contracts	298
Realized Net Gain (Loss)	(744,526)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,368,828
Futures Contracts	168
Swap Contracts	(311)
Change in Unrealized Appreciation (Depreciation)	1,368,685
Net Increase (Decrease) in Net Assets Resulting from Operations	1,516,733
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,396,000, $4,000, $2,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($195,144,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	892,574	1,474,238
Realized Net Gain (Loss)	(744,526)	(2,276,602)
Change in Unrealized Appreciation (Depreciation)	1,368,685	1,442,477
Net Increase (Decrease) in Net Assets Resulting from Operations	1,516,733	640,113
Distributions
ETF Shares	(839,248)	(1,395,436)
Admiral Shares	(24,300)	(40,629)
Institutional Shares	(6,339)	(10,435)
Total Distributions	(869,887)	(1,446,500)
Capital Share Transactions
ETF Shares	4,840,574	(21,734)
Admiral Shares	43,160	41,155
Institutional Shares	5,869	(31,538)
Net Increase (Decrease) from Capital Share Transactions	4,889,603	(12,117)
Total Increase (Decrease)	5,536,449	(818,504)
Net Assets
Beginning of Period	41,716,610	42,535,114
End of Period	47,253,059	41,716,610

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$78.27	$79.83	$95.57	$95.98	$91.82	$84.02
Investment Operations
Net Investment Income[1]	1.634	2.808	2.171	2.163	2.761	3.132
Net Realized and Unrealized Gain (Loss) on Investments	1.411	(1.605)	(15.176)	(.205)	4.205	7.768
Total from Investment Operations	3.045	1.203	(13.005)	1.958	6.966	10.900
Distributions
Dividends from Net Investment Income	(1.615)	(2.763)	(2.141)	(2.169)	(2.806)	(3.100)
Distributions from Realized Capital Gains	—	—	(.594)	(.199)	—	—
Total Distributions	(1.615)	(2.763)	(2.735)	(2.368)	(2.806)	(3.100)
Net Asset Value, End of Period	$79.70	$78.27	$79.83	$95.57	$95.98	$91.82
Total Return	3.95%	1.55%	-13.86%	2.08%	7.78%	13.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,724	$40,262	$41,058	$46,873	$38,944	$24,080
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.20%	3.58%	2.48%	2.27%	2.99%	3.65%
Portfolio Turnover Rate[3]	33%	76%	58%	53%	72%	59%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.06	$21.49	$25.75	$25.86	$24.71	$22.61
Investment Operations
Net Investment Income[1]	.437	.752	.577	.578	.747	.839
Net Realized and Unrealized Gain (Loss) on Investments	.380	(.429)	(4.098)	(.062)	1.138	2.097
Total from Investment Operations	.817	.323	(3.521)	.516	1.885	2.936
Distributions
Dividends from Net Investment Income	(.437)	(.753)	(.579)	(.572)	(.735)	(.836)
Distributions from Realized Capital Gains	—	—	(.160)	(.054)	—	—
Total Distributions	(.437)	(.753)	(.739)	(.626)	(.735)	(.836)
Net Asset Value, End of Period	$21.44	$21.06	$21.49	$25.75	$25.86	$24.71
Total Return[2]	3.93%	1.55%	-13.90%	2.03%	7.79%	13.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,220	$1,156	$1,139	$1,587	$1,549	$1,381
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.16%	3.56%	2.44%	2.25%	3.01%	3.63%
Portfolio Turnover Rate[4]	33%	76%	58%	53%	72%	59%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$26.02	$26.56	$31.82	$31.95	$30.53	$27.94
Investment Operations
Net Investment Income[1]	.543	.934	.720	.720	.940	1.044
Net Realized and Unrealized Gain (Loss) on Investments	.470	(.538)	(5.061)	(.070)	1.394	2.584
Total from Investment Operations	1.013	.396	(4.341)	.650	2.334	3.628
Distributions
Dividends from Net Investment Income	(.543)	(.936)	(.721)	(.714)	(.914)	(1.038)
Distributions from Realized Capital Gains	—	—	(.198)	(.066)	—	—
Total Distributions	(.543)	(.936)	(.919)	(.780)	(.914)	(1.038)
Net Asset Value, End of Period	$26.49	$26.02	$26.56	$31.82	$31.95	$30.53
Total Return[2]	3.94%	1.54%	-13.87%	2.07%	7.81%	13.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$310	$298	$338	$443	$357	$406
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.18%	3.57%	2.46%	2.27%	3.07%	3.65%
Portfolio Turnover Rate[4]	33%	76%	58%	53%	72%	59%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To

Intermediate-Term Corporate Bond Index Fund
further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended February 29, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Intermediate-Term Corporate Bond Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $1,526,000, representing less than 0.01% of the fund’s net assets and 0.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Corporate Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,854	—	5,854
Corporate Bonds	—	46,586,775	—	46,586,775
Temporary Cash Investments	31,385	—	—	31,385
Total	31,385	46,592,629	—	46,624,014

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	274	—	—	274
Swap Contracts	311[1]	—	—	311
Total	585	—	—	585
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At February 29, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)

Unrealized Depreciation—Futures Contracts[1]	274	—	274
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	311	311
Total Liabilities	274	311	585
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 29, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(3,321)	—	(3,321)
Swap Contracts	—	298	298
Realized Net Gain (Loss) on Derivatives	(3,321)	298	(3,023)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	168	—	168
Swap Contracts	—	(311)	(311)
Change in Unrealized Appreciation (Depreciation) on Derivatives	168	(311)	(143)
E.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	49,910,949
Gross Unrealized Appreciation	217,191
Gross Unrealized Depreciation	(3,504,711)
Net Unrealized Appreciation (Depreciation)	(3,287,520)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $2,374,117,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024;

Intermediate-Term Corporate Bond Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 29, 2024, the fund purchased $5,475,566,000 of investment securities and sold $5,229,562,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,624,704,000 and $8,636,179,000, respectively. In addition, the fund purchased and sold investment securities of $14,118,847,000 and $9,510,938,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	14,485,634	183,615	14,317,759	183,108
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,645,060)	(124,300)	(14,339,493)	(183,000)
Net Increase (Decrease)—ETF Shares	4,840,574	59,315	(21,734)	108
Admiral Shares
Issued[1]	158,438	7,471	270,804	12,775
Issued in Lieu of Cash Distributions	19,114	906	31,974	1,513
Redeemed	(134,392)	(6,384)	(261,623)	(12,393)
Net Increase (Decrease)—Admiral Shares	43,160	1,993	41,155	1,895
Institutional Shares
Issued[1]	13,780	525	33,180	1,266
Issued in Lieu of Cash Distributions	4,444	171	7,005	268
Redeemed	(12,355)	(465)	(71,723)	(2,804)
Net Increase (Decrease)—Institutional Shares	5,869	231	(31,538)	(1,270)
1	Includes purchase fees for fiscal 2024 and 2023 of $428,000 and $735,000, respectively (fund totals).
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund
Fund Allocation
As of February 29, 2024
Corporate Bonds – Communications	11.9%
Corporate Bonds – Consumer Discretionary	5.8
Corporate Bonds – Consumer Staples	7.6
Corporate Bonds – Energy	9.1
Corporate Bonds – Financials	13.8
Corporate Bonds – Health Care	16.1
Corporate Bonds – Industrials	8.6
Corporate Bonds – Materials	3.4
Corporate Bonds – Real Estate	1.5
Corporate Bonds – Technology	9.1
Corporate Bonds – Utilities	12.9
U.S. Government and Agency Obligations	0.2
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Long-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	4.000%	2/15/34	9,950	9,754
	United States Treasury Note/Bond	4.500%	2/15/44	4,025	4,025
Total U.S. Government and Agency Obligations (Cost $13,766)					13,779
Corporate Bonds (98.0%)
Communications (11.6%)
	Alphabet Inc.	1.900%	8/15/40	2,025	1,339
	Alphabet Inc.	2.050%	8/15/50	13,620	8,045
	Alphabet Inc.	2.250%	8/15/60	1,720	987
	America Movil SAB de CV	6.375%	3/1/35	3,618	3,920
	America Movil SAB de CV	6.125%	11/15/37	1,136	1,193
	America Movil SAB de CV	6.125%	3/30/40	7,415	7,760
	America Movil SAB de CV	4.375%	7/16/42	4,054	3,509
	America Movil SAB de CV	4.375%	4/22/49	4,735	4,071
	AT&T Inc.	4.500%	5/15/35	10,325	9,501
	AT&T Inc.	5.250%	3/1/37	6,400	6,213
	AT&T Inc.	4.900%	8/15/37	2,403	2,247
	AT&T Inc.	4.850%	3/1/39	7,572	6,971
	AT&T Inc.	5.350%	9/1/40	2,282	2,199
	AT&T Inc.	3.500%	6/1/41	9,693	7,440
	AT&T Inc.	5.550%	8/15/41	95	95
	AT&T Inc.	4.300%	12/15/42	8,135	6,868
	AT&T Inc.	3.100%	2/1/43	3,265	2,347
	AT&T Inc.	4.650%	6/1/44	2,266	1,949
	AT&T Inc.	4.350%	6/15/45	2,926	2,448
	AT&T Inc.	4.750%	5/15/46	5,608	4,909
[1]	AT&T Inc.	5.150%	11/15/46	2,335	2,162
	AT&T Inc.	5.450%	3/1/47	1,686	1,638
	AT&T Inc.	4.500%	3/9/48	9,882	8,257
	AT&T Inc.	4.550%	3/9/49	4,846	4,066
	AT&T Inc.	5.150%	2/15/50	1,814	1,659
	AT&T Inc.	3.650%	6/1/51	12,031	8,605
	AT&T Inc.	3.500%	9/15/53	26,456	18,201
	AT&T Inc.	3.550%	9/15/55	25,367	17,283
	AT&T Inc.	3.800%	12/1/57	19,189	13,540
	AT&T Inc.	3.650%	9/15/59	24,358	16,506
	AT&T Inc.	3.850%	6/1/60	5,457	3,853
	AT&T Inc.	3.500%	2/1/61	1,526	1,019
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	4,060	3,451
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	1,165	959
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	1,443	1,062
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,245	1,508
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	1,907	1,402
	Charter Communications Operating LLC	6.650%	2/1/34	2,845	2,850
	Charter Communications Operating LLC	6.384%	10/23/35	5,907	5,707
	Charter Communications Operating LLC	5.375%	4/1/38	2,516	2,159
	Charter Communications Operating LLC	3.500%	6/1/41	5,477	3,624
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	3.500%	3/1/42	4,976	3,250
Charter Communications Operating LLC	6.484%	10/23/45	11,447	10,454
Charter Communications Operating LLC	5.375%	5/1/47	9,850	7,750
Charter Communications Operating LLC	5.750%	4/1/48	9,235	7,675
Charter Communications Operating LLC	5.125%	7/1/49	4,431	3,356
Charter Communications Operating LLC	4.800%	3/1/50	10,447	7,548
Charter Communications Operating LLC	3.700%	4/1/51	7,076	4,285
Charter Communications Operating LLC	3.900%	6/1/52	8,272	5,191
Charter Communications Operating LLC	5.250%	4/1/53	6,422	4,983
Charter Communications Operating LLC	3.850%	4/1/61	6,646	3,851
Charter Communications Operating LLC	4.400%	12/1/61	4,051	2,600
Charter Communications Operating LLC	3.950%	6/30/62	4,374	2,572
Charter Communications Operating LLC	5.500%	4/1/63	3,333	2,561
Comcast Corp.	7.050%	3/15/33	27	30
Comcast Corp.	4.200%	8/15/34	3,261	2,996
Comcast Corp.	5.650%	6/15/35	3,381	3,473
Comcast Corp.	4.400%	8/15/35	3,952	3,661
Comcast Corp.	6.500%	11/15/35	1,616	1,762
Comcast Corp.	3.200%	7/15/36	3,019	2,438
Comcast Corp.	6.450%	3/15/37	1,247	1,366
Comcast Corp.	6.950%	8/15/37	1,142	1,302
Comcast Corp.	3.900%	3/1/38	5,839	5,010
Comcast Corp.	4.600%	10/15/38	3,506	3,226
Comcast Corp.	6.550%	7/1/39	1,115	1,226
Comcast Corp.	3.250%	11/1/39	4,944	3,797
Comcast Corp.	3.750%	4/1/40	6,566	5,366
Comcast Corp.	4.650%	7/15/42	1,505	1,356
Comcast Corp.	4.600%	8/15/45	2,863	2,531
Comcast Corp.	3.400%	7/15/46	3,533	2,592
Comcast Corp.	4.000%	8/15/47	1,492	1,194
Comcast Corp.	3.969%	11/1/47	8,168	6,479
Comcast Corp.	4.000%	3/1/48	5,711	4,528
Comcast Corp.	4.700%	10/15/48	5,926	5,350
Comcast Corp.	3.999%	11/1/49	6,794	5,373
Comcast Corp.	3.450%	2/1/50	6,419	4,610
Comcast Corp.	2.800%	1/15/51	6,165	3,851
Comcast Corp.	2.887%	11/1/51	17,902	11,341
Comcast Corp.	2.450%	8/15/52	5,013	2,876
Comcast Corp.	4.049%	11/1/52	1,296	1,022
Comcast Corp.	5.350%	5/15/53	6,990	6,817
Comcast Corp.	2.937%	11/1/56	15,986	9,843
Comcast Corp.	4.950%	10/15/58	2,165	1,999
Comcast Corp.	2.650%	8/15/62	6,530	3,641
Comcast Corp.	2.987%	11/1/63	14,263	8,535
Comcast Corp.	5.500%	5/15/64	7,523	7,388
Discovery Communications LLC	5.000%	9/20/37	1,483	1,269
Discovery Communications LLC	6.350%	6/1/40	1,389	1,335

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Discovery Communications LLC	4.875%	4/1/43	723	579
Discovery Communications LLC	5.200%	9/20/47	2,488	2,024
Discovery Communications LLC	5.300%	5/15/49	3,745	3,054
Discovery Communications LLC	4.650%	5/15/50	4,662	3,539
Discovery Communications LLC	4.000%	9/15/55	7,447	4,930
Electronic Arts Inc.	2.950%	2/15/51	2,873	1,909
Fox Corp.	5.476%	1/25/39	2,908	2,718
Fox Corp.	5.576%	1/25/49	5,999	5,486
Grupo Televisa SAB	6.625%	1/15/40	2,177	2,237
Grupo Televisa SAB	5.000%	5/13/45	3,036	2,541
Grupo Televisa SAB	6.125%	1/31/46	2,460	2,400
Grupo Televisa SAB	5.250%	5/24/49	2,065	1,806
Interpublic Group of Cos. Inc.	3.375%	3/1/41	1,816	1,335
Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,672	1,545
Meta Platforms Inc.	4.450%	8/15/52	10,058	8,791
Meta Platforms Inc.	5.600%	5/15/53	8,635	8,944
Meta Platforms Inc.	4.650%	8/15/62	4,875	4,300
Meta Platforms Inc.	5.750%	5/15/63	6,415	6,716
NBCUniversal Media LLC	6.400%	4/30/40	937	1,016
NBCUniversal Media LLC	5.950%	4/1/41	970	1,009
NBCUniversal Media LLC	4.450%	1/15/43	2,442	2,134
Orange SA	5.375%	1/13/42	3,424	3,368
Orange SA	5.500%	2/6/44	4,004	3,995
Paramount Global	6.875%	4/30/36	5,086	4,666
Paramount Global	5.900%	10/15/40	764	619
Paramount Global	4.850%	7/1/42	944	679
Paramount Global	4.375%	3/15/43	6,205	4,156
Paramount Global	5.850%	9/1/43	3,464	2,802
Paramount Global	5.250%	4/1/44	951	701
Paramount Global	4.900%	8/15/44	1,739	1,221
Paramount Global	4.600%	1/15/45	1,689	1,157
Paramount Global	4.950%	5/19/50	3,247	2,326
Rogers Communications Inc.	7.500%	8/15/38	1,303	1,498
Rogers Communications Inc.	4.500%	3/15/42	3,005	2,580
Rogers Communications Inc.	4.500%	3/15/43	1,773	1,499
Rogers Communications Inc.	5.450%	10/1/43	1,865	1,784
Rogers Communications Inc.	5.000%	3/15/44	3,238	2,920
Rogers Communications Inc.	4.300%	2/15/48	1,713	1,369
Rogers Communications Inc.	4.350%	5/1/49	4,553	3,657
Rogers Communications Inc.	3.700%	11/15/49	3,822	2,746
Rogers Communications Inc.	4.550%	3/15/52	7,127	5,882
Telefonica Emisiones SA	7.045%	6/20/36	6,634	7,309
Telefonica Emisiones SA	4.665%	3/6/38	1,325	1,182
Telefonica Emisiones SA	5.213%	3/8/47	8,880	7,979
Telefonica Emisiones SA	4.895%	3/6/48	4,042	3,464
Telefonica Emisiones SA	5.520%	3/1/49	4,630	4,319
TELUS Corp.	4.600%	11/16/48	2,919	2,494
TELUS Corp.	4.300%	6/15/49	1,636	1,329
Thomson Reuters Corp.	5.500%	8/15/35	1,645	1,670
Thomson Reuters Corp.	5.850%	4/15/40	1,289	1,308
Thomson Reuters Corp.	5.650%	11/23/43	1,033	1,003
Time Warner Cable LLC	6.550%	5/1/37	4,999	4,693
Time Warner Cable LLC	7.300%	7/1/38	4,405	4,389
Time Warner Cable LLC	6.750%	6/15/39	4,764	4,487
Time Warner Cable LLC	5.875%	11/15/40	4,431	3,810
Time Warner Cable LLC	5.500%	9/1/41	4,035	3,325
Time Warner Cable LLC	4.500%	9/15/42	5,107	3,733
T-Mobile USA Inc.	5.750%	1/15/34	3,585	3,693
T-Mobile USA Inc.	4.375%	4/15/40	6,895	6,044
T-Mobile USA Inc.	3.000%	2/15/41	7,909	5,708
T-Mobile USA Inc.	4.500%	4/15/50	12,496	10,563
T-Mobile USA Inc.	3.300%	2/15/51	7,215	4,963
T-Mobile USA Inc.	3.400%	10/15/52	5,038	3,499
T-Mobile USA Inc.	5.650%	1/15/53	10,735	10,656
T-Mobile USA Inc.	5.750%	1/15/54	4,916	4,971
T-Mobile USA Inc.	6.000%	6/15/54	6,637	6,965
T-Mobile USA Inc.	3.600%	11/15/60	3,848	2,652
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	5.800%	9/15/62	1,407	1,424
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	2,063	1,823
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	2,276	1,959
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	793	644
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,224	2,748
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	1,877	1,310
	Verizon Communications Inc.	4.400%	11/1/34	4,093	3,804
	Verizon Communications Inc.	5.850%	9/15/35	695	726
	Verizon Communications Inc.	4.272%	1/15/36	5,352	4,858
	Verizon Communications Inc.	5.250%	3/16/37	5,748	5,730
	Verizon Communications Inc.	4.812%	3/15/39	4,488	4,186
	Verizon Communications Inc.	2.650%	11/20/40	8,677	5,982
	Verizon Communications Inc.	3.400%	3/22/41	13,581	10,400
	Verizon Communications Inc.	2.850%	9/3/41	3,359	2,366
	Verizon Communications Inc.	4.750%	11/1/41	4,514	4,154
	Verizon Communications Inc.	3.850%	11/1/42	3,846	3,093
	Verizon Communications Inc.	6.550%	9/15/43	3,538	3,941
	Verizon Communications Inc.	4.125%	8/15/46	2,950	2,414
	Verizon Communications Inc.	4.862%	8/21/46	6,317	5,799
	Verizon Communications Inc.	5.500%	3/16/47	2,457	2,473
	Verizon Communications Inc.	4.522%	9/15/48	2,298	2,011
	Verizon Communications Inc.	4.000%	3/22/50	6,050	4,771
	Verizon Communications Inc.	2.875%	11/20/50	9,732	6,201
	Verizon Communications Inc.	3.550%	3/22/51	17,301	12,563
	Verizon Communications Inc.	3.875%	3/1/52	3,760	2,897
	Verizon Communications Inc.	5.500%	2/23/54	3,175	3,137
	Verizon Communications Inc.	5.012%	8/21/54	3,333	3,089
	Verizon Communications Inc.	4.672%	3/15/55	2,724	2,402
	Verizon Communications Inc.	2.987%	10/30/56	8,149	5,066
	Verizon Communications Inc.	3.000%	11/20/60	8,425	5,114
	Verizon Communications Inc.	3.700%	3/22/61	13,166	9,365
	Vodafone Group plc	6.150%	2/27/37	6,115	6,382
	Vodafone Group plc	5.000%	5/30/38	1,317	1,269
	Vodafone Group plc	4.375%	2/19/43	5,768	4,855
	Vodafone Group plc	5.250%	5/30/48	4,686	4,346
	Vodafone Group plc	4.875%	6/19/49	6,157	5,329
	Vodafone Group plc	4.250%	9/17/50	4,824	3,800
	Vodafone Group plc	5.625%	2/10/53	3,049	2,940
	Vodafone Group plc	5.125%	6/19/59	1,541	1,356
	Vodafone Group plc	5.750%	2/10/63	2,142	2,091
	Walt Disney Co.	6.200%	12/15/34	3,289	3,590
	Walt Disney Co.	6.400%	12/15/35	3,033	3,334
	Walt Disney Co.	6.150%	3/1/37	977	1,055
	Walt Disney Co.	6.650%	11/15/37	4,620	5,225
	Walt Disney Co.	4.625%	3/23/40	3,714	3,473
	Walt Disney Co.	3.500%	5/13/40	8,845	7,100
	Walt Disney Co.	6.150%	2/15/41	1,140	1,231
	Walt Disney Co.	5.400%	10/1/43	2,079	2,090
	Walt Disney Co.	4.750%	9/15/44	2,109	1,938
	Walt Disney Co.	4.950%	10/15/45	1,615	1,512
	Walt Disney Co.	7.750%	12/1/45	487	623
	Walt Disney Co.	4.750%	11/15/46	1,671	1,515
	Walt Disney Co.	2.750%	9/1/49	8,440	5,444
	Walt Disney Co.	4.700%	3/23/50	6,380	5,837
	Walt Disney Co.	3.600%	1/13/51	7,515	5,704
	Walt Disney Co.	3.800%	5/13/60	3,799	2,880
	Warnermedia Holdings Inc.	5.050%	3/15/42	14,101	11,835
	Warnermedia Holdings Inc.	5.141%	3/15/52	26,382	21,422
	Warnermedia Holdings Inc.	5.391%	3/15/62	9,302	7,487
					886,140
Consumer Discretionary (5.7%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	2,952	2,764
	Alibaba Group Holding Ltd.	4.000%	12/6/37	3,609	3,112
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,971	2,047
	Alibaba Group Holding Ltd.	4.200%	12/6/47	5,604	4,558
	Alibaba Group Holding Ltd.	3.150%	2/9/51	4,515	2,980
	Alibaba Group Holding Ltd.	4.400%	12/6/57	3,498	2,859

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alibaba Group Holding Ltd.	3.250%	2/9/61	3,983	2,513
	Amazon.com Inc.	4.800%	12/5/34	6,175	6,173
	Amazon.com Inc.	3.875%	8/22/37	9,128	8,160
	Amazon.com Inc.	2.875%	5/12/41	6,926	5,200
	Amazon.com Inc.	4.950%	12/5/44	5,701	5,624
	Amazon.com Inc.	4.050%	8/22/47	11,993	10,257
	Amazon.com Inc.	2.500%	6/3/50	7,158	4,490
	Amazon.com Inc.	3.100%	5/12/51	10,401	7,310
	Amazon.com Inc.	3.950%	4/13/52	8,535	7,053
	Amazon.com Inc.	4.250%	8/22/57	10,720	9,197
	Amazon.com Inc.	2.700%	6/3/60	6,167	3,791
	Amazon.com Inc.	3.250%	5/12/61	5,426	3,739
	Amazon.com Inc.	4.100%	4/13/62	3,931	3,249
[1]	American University	3.672%	4/1/49	1,672	1,349
	Aptiv plc	4.400%	10/1/46	165	130
	Aptiv plc	5.400%	3/15/49	704	638
	Aptiv plc	3.100%	12/1/51	5,468	3,424
	Aptiv plc	4.150%	5/1/52	3,305	2,523
	BorgWarner Inc.	4.375%	3/15/45	1,753	1,427
[1]	Brown University	2.924%	9/1/50	1,472	1,034
	Brunswick Corp.	5.100%	4/1/52	1,085	858
[1]	California Endowment	2.498%	4/1/51	1,115	690
	California Institute of Technology	4.321%	8/1/45	1,985	1,804
	California Institute of Technology	4.700%	11/1/11	1,390	1,237
	California Institute of Technology	3.650%	9/1/19	1,323	921
[1]	Case Western Reserve University	5.405%	6/1/22	1,205	1,156
	Claremont Mckenna College	3.775%	1/1/22	823	551
	Cleveland Clinic Foundation	4.858%	1/1/14	1,450	1,315
	Darden Restaurants Inc.	4.550%	2/15/48	1,144	929
	Dick's Sporting Goods Inc.	4.100%	1/15/52	2,585	1,816
[1]	Duke University	2.682%	10/1/44	1,739	1,270
[1]	Duke University	2.757%	10/1/50	1,860	1,281
[1]	Duke University	2.832%	10/1/55	1,940	1,317
	eBay Inc.	4.000%	7/15/42	5,072	4,024
	eBay Inc.	3.650%	5/10/51	2,004	1,449
[1]	Emory University	2.969%	9/1/50	1,953	1,360
[1]	Ford Foundation	2.415%	6/1/50	1,012	634
[1]	Ford Foundation	2.815%	6/1/70	2,536	1,508
	Ford Motor Co.	4.750%	1/15/43	7,008	5,681
	Ford Motor Co.	7.400%	11/1/46	1,425	1,527
	Ford Motor Co.	5.291%	12/8/46	4,585	3,966
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,970	1,600
	General Motors Co.	5.000%	4/1/35	2,487	2,325
	General Motors Co.	6.600%	4/1/36	4,572	4,793
	General Motors Co.	5.150%	4/1/38	3,513	3,252
	General Motors Co.	6.250%	10/2/43	5,210	5,229
	General Motors Co.	5.200%	4/1/45	4,255	3,756
	General Motors Co.	6.750%	4/1/46	3,278	3,465
	General Motors Co.	5.400%	4/1/48	2,612	2,343
	General Motors Co.	5.950%	4/1/49	3,535	3,397
[1]	George Washington University	4.300%	9/15/44	1,532	1,340
	George Washington University	4.868%	9/15/45	1,247	1,196
[1]	George Washington University	4.126%	9/15/48	2,861	2,443
[1]	Georgetown University	4.315%	4/1/49	1,177	1,036
[1]	Georgetown University	2.943%	4/1/50	772	526
	Georgetown University	5.115%	4/1/53	975	977
[1]	Georgetown University	5.215%	10/1/18	1,034	957
	Harley-Davidson Inc.	4.625%	7/28/45	927	731
	Hasbro Inc.	6.350%	3/15/40	2,833	2,871
	Hasbro Inc.	5.100%	5/15/44	1,054	885
	Home Depot Inc.	5.875%	12/16/36	9,441	10,057
	Home Depot Inc.	3.300%	4/15/40	6,067	4,755
	Home Depot Inc.	5.400%	9/15/40	1,635	1,645
	Home Depot Inc.	5.950%	4/1/41	3,473	3,705
	Home Depot Inc.	4.200%	4/1/43	3,907	3,365
	Home Depot Inc.	4.875%	2/15/44	3,028	2,841
	Home Depot Inc.	4.400%	3/15/45	2,798	2,456
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.250%	4/1/46	5,113	4,365
	Home Depot Inc.	3.900%	6/15/47	5,049	4,067
	Home Depot Inc.	4.500%	12/6/48	5,320	4,694
	Home Depot Inc.	3.125%	12/15/49	3,149	2,191
	Home Depot Inc.	3.350%	4/15/50	7,044	5,105
	Home Depot Inc.	2.375%	3/15/51	2,135	1,254
	Home Depot Inc.	2.750%	9/15/51	2,033	1,295
	Home Depot Inc.	3.625%	4/15/52	6,167	4,661
	Home Depot Inc.	4.950%	9/15/52	6,577	6,224
	Home Depot Inc.	3.500%	9/15/56	596	436
[1]	Howard University	5.209%	10/1/52	1,001	914
	JD.com Inc.	4.125%	1/14/50	1,067	832
[1]	Johns Hopkins University	4.083%	7/1/53	1,286	1,128
[1]	Johns Hopkins University	2.813%	1/1/60	1,240	800
	Lear Corp.	5.250%	5/15/49	2,092	1,879
	Lear Corp.	3.550%	1/15/52	890	603
	Leggett & Platt Inc.	3.500%	11/15/51	2,249	1,551
	Leland Stanford Junior University	3.647%	5/1/48	2,619	2,165
	Leland Stanford Junior University	2.413%	6/1/50	1,245	800
	Lowe's Cos. Inc.	5.500%	10/15/35	1,440	1,481
	Lowe's Cos. Inc.	5.000%	4/15/40	774	735
	Lowe's Cos. Inc.	2.800%	9/15/41	4,522	3,156
	Lowe's Cos. Inc.	4.650%	4/15/42	982	878
	Lowe's Cos. Inc.	4.250%	9/15/44	347	279
	Lowe's Cos. Inc.	4.375%	9/15/45	1,264	1,071
	Lowe's Cos. Inc.	3.700%	4/15/46	4,250	3,199
	Lowe's Cos. Inc.	4.050%	5/3/47	3,290	2,606
	Lowe's Cos. Inc.	4.550%	4/5/49	2,516	2,127
	Lowe's Cos. Inc.	5.125%	4/15/50	3,195	2,947
	Lowe's Cos. Inc.	3.000%	10/15/50	5,598	3,611
	Lowe's Cos. Inc.	3.500%	4/1/51	1,958	1,381
	Lowe's Cos. Inc.	4.250%	4/1/52	5,601	4,504
	Lowe's Cos. Inc.	5.625%	4/15/53	3,143	3,123
	Lowe's Cos. Inc.	5.750%	7/1/53	1,089	1,100
	Lowe's Cos. Inc.	4.450%	4/1/62	1,551	1,240
	Lowe's Cos. Inc.	5.800%	9/15/62	6,611	6,600
	Lowe's Cos. Inc.	5.850%	4/1/63	2,524	2,547
	Marriott International Inc.	5.300%	5/15/34	1,000	984
	Masco Corp.	4.500%	5/15/47	1,024	855
	Masco Corp.	3.125%	2/15/51	1,506	1,003
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	1,504	1,362
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	1,956	1,413
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	1,236	764
	Massachusetts Institute of Technology	3.067%	4/1/52	2,070	1,509
	Massachusetts Institute of Technology	5.600%	7/1/11	2,655	2,854
	Massachusetts Institute of Technology	4.678%	7/1/14	1,392	1,270
	Massachusetts Institute of Technology	3.885%	7/1/16	1,678	1,265
[1]	McDonald's Corp.	4.700%	12/9/35	860	826
[1]	McDonald's Corp.	6.300%	10/15/37	3,501	3,813
[1]	McDonald's Corp.	6.300%	3/1/38	2,871	3,124
[1]	McDonald's Corp.	5.700%	2/1/39	1,006	1,036
[1]	McDonald's Corp.	4.875%	7/15/40	991	945
[1]	McDonald's Corp.	3.700%	2/15/42	1,587	1,276
[1]	McDonald's Corp.	3.625%	5/1/43	1,316	1,036
[1]	McDonald's Corp.	4.600%	5/26/45	2,108	1,876
[1]	McDonald's Corp.	4.875%	12/9/45	5,737	5,272
[1]	McDonald's Corp.	4.450%	3/1/47	5,136	4,413
[1]	McDonald's Corp.	4.450%	9/1/48	2,420	2,091
[1]	McDonald's Corp.	3.625%	9/1/49	7,224	5,393
[1]	McDonald's Corp.	4.200%	4/1/50	3,138	2,585
[1]	McDonald's Corp.	5.150%	9/9/52	1,889	1,794
	McDonald's Corp.	5.450%	8/14/53	2,315	2,299
	MDC Holdings Inc.	6.000%	1/15/43	2,423	2,415
	NIKE Inc.	3.250%	3/27/40	3,060	2,439
	NIKE Inc.	3.625%	5/1/43	860	701
	NIKE Inc.	3.875%	11/1/45	3,533	2,920
	NIKE Inc.	3.375%	11/1/46	975	737

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NIKE Inc.	3.375%	3/27/50	5,330	4,041
[1]	Northeastern University	2.894%	10/1/50	1,580	1,092
[1]	Northwestern University	4.643%	12/1/44	2,053	1,952
[1]	Northwestern University	2.640%	12/1/50	1,495	987
[1]	Northwestern University	3.662%	12/1/57	879	693
	Owens Corning	7.000%	12/1/36	1,405	1,561
	Owens Corning	4.300%	7/15/47	1,804	1,478
	Owens Corning	4.400%	1/30/48	1,513	1,244
	President & Fellows of Harvard College	4.875%	10/15/40	831	820
	President & Fellows of Harvard College	3.150%	7/15/46	1,764	1,319
	President & Fellows of Harvard College	2.517%	10/15/50	1,765	1,155
	President & Fellows of Harvard College	3.745%	11/15/52	2,077	1,728
	President & Fellows of Harvard College	3.300%	7/15/56	1,534	1,136
	PulteGroup Inc.	6.000%	2/15/35	1,475	1,515
[1]	Rockefeller Foundation	2.492%	10/1/50	2,565	1,634
	Snap-on Inc.	4.100%	3/1/48	1,488	1,242
	Snap-on Inc.	3.100%	5/1/50	1,832	1,286
	Stanley Black & Decker Inc.	5.200%	9/1/40	759	712
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,121	970
	Stanley Black & Decker Inc.	2.750%	11/15/50	3,979	2,319
	Starbucks Corp.	4.300%	6/15/45	1,107	945
	Starbucks Corp.	3.750%	12/1/47	1,363	1,051
	Starbucks Corp.	4.500%	11/15/48	3,126	2,702
	Starbucks Corp.	4.450%	8/15/49	3,496	2,991
	Starbucks Corp.	3.350%	3/12/50	1,581	1,116
	Starbucks Corp.	3.500%	11/15/50	4,679	3,416
	Thomas Jefferson University	3.847%	11/1/57	1,794	1,329
	TJX Cos. Inc.	4.500%	4/15/50	1,822	1,660
[1]	Trustees of Boston College	3.129%	7/1/52	1,422	1,031
[1]	Trustees of Boston University	4.061%	10/1/48	1,143	976
	Trustees of Princeton University	5.700%	3/1/39	1,619	1,763
[1]	Trustees of Princeton University	2.516%	7/1/50	1,508	1,004
	Trustees of Princeton University	4.201%	3/1/52	699	633
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	1,083	674
	Trustees of the University of Pennsylvania	4.674%	9/1/12	934	838
	Trustees of the University of Pennsylvania	3.610%	2/15/19	863	596
[1]	University of Chicago	2.761%	4/1/45	1,080	831
[1]	University of Chicago	2.547%	4/1/50	1,258	840
	University of Chicago	3.000%	10/1/52	1,236	868
[1]	University of Chicago	4.003%	10/1/53	1,418	1,177
[1]	University of Miami	4.063%	4/1/52	1,950	1,642
[1]	University of Notre Dame du Lac	3.438%	2/15/45	1,603	1,280
[1]	University of Notre Dame du Lac	3.394%	2/15/48	2,253	1,764
[1]	University of Southern California	3.028%	10/1/39	1,834	1,449
[1]	University of Southern California	3.841%	10/1/47	1,088	907
	University of Southern California	2.805%	10/1/50	1,039	709
[1]	University of Southern California	2.945%	10/1/51	1,068	744
	University of Southern California	4.976%	10/1/53	1,060	1,064
	University of Southern California	5.250%	10/1/11	1,044	1,031
[1]	University of Southern California	3.226%	10/1/20	790	480
[1]	Washington University	3.524%	4/15/54	1,549	1,201
	Washington University	4.349%	4/15/22	1,652	1,376
	Whirlpool Corp.	4.500%	6/1/46	1,343	1,080
	Whirlpool Corp.	4.600%	5/15/50	1,810	1,457
[1]	William Marsh Rice University	3.574%	5/15/45	1,190	970
[1]	William Marsh Rice University	3.774%	5/15/55	1,228	990
[1]	Yale University	2.402%	4/15/50	2,140	1,373
					435,502
Consumer Staples (7.5%)
	Altria Group Inc.	5.800%	2/14/39	8,458	8,425
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	3.400%	2/4/41	3,107	2,233
	Altria Group Inc.	4.250%	8/9/42	1,707	1,365
	Altria Group Inc.	4.500%	5/2/43	3,239	2,682
	Altria Group Inc.	5.375%	1/31/44	6,601	6,416
	Altria Group Inc.	3.875%	9/16/46	4,394	3,212
	Altria Group Inc.	5.950%	2/14/49	9,396	9,352
	Altria Group Inc.	4.450%	5/6/50	615	481
	Altria Group Inc.	3.700%	2/4/51	4,311	2,936
	Altria Group Inc.	6.200%	2/14/59	335	341
	Altria Group Inc.	4.000%	2/4/61	3,386	2,418
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	21,831	20,893
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	35,602	33,232
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,850	3,671
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,463	2,222
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	4,020	3,715
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,795	1,911
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	7,189	6,575
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,060	3,935
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	5,942	6,047
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,571	1,969
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	5,479	4,900
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,891	5,619
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,605	2,340
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	8,227	7,201
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	18,556	19,004
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,959	2,662
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,617	4,876
	Archer-Daniels-Midland Co.	5.935%	10/1/32	440	465
	Archer-Daniels-Midland Co.	4.500%	8/15/33	1,460	1,392
	Archer-Daniels-Midland Co.	5.375%	9/15/35	913	918
	Archer-Daniels-Midland Co.	3.750%	9/15/47	3,987	3,027
	Archer-Daniels-Midland Co.	4.500%	3/15/49	2,158	1,884
	Archer-Daniels-Midland Co.	2.700%	9/15/51	1,012	641
	BAT Capital Corp.	4.390%	8/15/37	9,663	7,926
	BAT Capital Corp.	3.734%	9/25/40	2,637	1,901
	BAT Capital Corp.	7.079%	8/2/43	1,965	2,046
	BAT Capital Corp.	4.540%	8/15/47	9,852	7,343
	BAT Capital Corp.	4.758%	9/6/49	3,847	2,967
	BAT Capital Corp.	5.282%	4/2/50	1,995	1,650
	BAT Capital Corp.	3.984%	9/25/50	4,171	2,847
	BAT Capital Corp.	5.650%	3/16/52	1,351	1,186
	BAT Capital Corp.	7.081%	8/2/53	3,952	4,097
	Brown-Forman Corp.	4.000%	4/15/38	1,047	919
	Brown-Forman Corp.	4.500%	7/15/45	1,786	1,585
	Campbell Soup Co.	4.800%	3/15/48	1,919	1,683
	Campbell Soup Co.	3.125%	4/24/50	3,006	1,960
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,023	817
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,711	1,614
	Coca-Cola Co.	2.500%	6/1/40	3,996	2,854
	Coca-Cola Co.	2.875%	5/5/41	2,436	1,828
	Coca-Cola Co.	4.200%	3/25/50	1,120	989
	Coca-Cola Co.	2.600%	6/1/50	3,929	2,528
	Coca-Cola Co.	3.000%	3/5/51	5,835	4,082
	Coca-Cola Co.	2.500%	3/15/51	3,953	2,469
	Coca-Cola Co.	2.750%	6/1/60	4,005	2,538
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,310	1,272
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	1,949	1,706
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	2,457	2,027
	Conagra Brands Inc.	5.300%	11/1/38	4,756	4,491
	Conagra Brands Inc.	5.400%	11/1/48	2,510	2,316
	Constellation Brands Inc.	4.500%	5/9/47	1,473	1,241
	Constellation Brands Inc.	4.100%	2/15/48	1,658	1,327
	Constellation Brands Inc.	5.250%	11/15/48	1,959	1,845
	Constellation Brands Inc.	3.750%	5/1/50	2,066	1,546
	Delhaize America LLC	9.000%	4/15/31	110	128
	Diageo Capital plc	5.875%	9/30/36	2,545	2,714
	Diageo Capital plc	3.875%	4/29/43	1,550	1,311

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diageo Investment Corp.	7.450%	4/15/35	2,075	2,454
	Diageo Investment Corp.	4.250%	5/11/42	767	680
	Dollar General Corp.	4.125%	4/3/50	2,162	1,652
	Dollar Tree Inc.	3.375%	12/1/51	1,555	1,028
	Estee Lauder Cos. Inc.	6.000%	5/15/37	857	913
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,522	1,308
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,527	1,260
	Estee Lauder Cos. Inc.	3.125%	12/1/49	2,402	1,638
	Estee Lauder Cos. Inc.	5.150%	5/15/53	2,196	2,104
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	6,124	4,527
	General Mills Inc.	5.400%	6/15/40	872	857
	General Mills Inc.	4.700%	4/17/48	490	442
	General Mills Inc.	3.000%	2/1/51	2,614	1,685
	Haleon US Capital LLC	4.000%	3/24/52	3,435	2,744
	Hershey Co.	3.375%	8/15/46	1,590	1,196
	Hershey Co.	3.125%	11/15/49	2,007	1,438
	Hormel Foods Corp.	3.050%	6/3/51	2,132	1,431
	Ingredion Inc.	3.900%	6/1/50	1,096	803
	J M Smucker Co.	4.250%	3/15/35	3,641	3,260
	J M Smucker Co.	2.750%	9/15/41	1,809	1,208
	J M Smucker Co.	6.500%	11/15/43	2,323	2,482
	J M Smucker Co.	3.550%	3/15/50	850	595
	J M Smucker Co.	6.500%	11/15/53	4,193	4,565
[2]	JBS USA LUX SA	6.750%	3/15/34	4,412	4,543
	JBS USA LUX SA	4.375%	2/2/52	2,990	2,143
	JBS USA LUX SA	6.500%	12/1/52	5,440	5,242
[2]	JBS USA LUX SA	7.250%	11/15/53	3,351	3,513
	Kellanova	4.500%	4/1/46	2,516	2,162
	Kenvue Inc.	5.100%	3/22/43	2,715	2,645
	Kenvue Inc.	5.050%	3/22/53	5,395	5,192
	Kenvue Inc.	5.200%	3/22/63	2,715	2,626
	Keurig Dr Pepper Inc.	4.500%	11/15/45	2,077	1,791
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,264	1,067
	Keurig Dr Pepper Inc.	3.800%	5/1/50	2,385	1,814
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,500	1,043
	Keurig Dr Pepper Inc.	4.500%	4/15/52	6,904	5,859
	Kimberly-Clark Corp.	6.625%	8/1/37	1,949	2,245
	Kimberly-Clark Corp.	5.300%	3/1/41	1,162	1,162
	Kimberly-Clark Corp.	3.200%	7/30/46	1,310	957
	Kimberly-Clark Corp.	3.900%	5/4/47	2,073	1,679
	Kimberly-Clark Corp.	2.875%	2/7/50	1,494	1,020
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	1,791	1,776
	Kraft Heinz Foods Co.	5.000%	7/15/35	4,050	3,953
	Kraft Heinz Foods Co.	6.875%	1/26/39	2,744	3,073
	Kraft Heinz Foods Co.	6.500%	2/9/40	3,143	3,390
	Kraft Heinz Foods Co.	5.000%	6/4/42	5,185	4,783
	Kraft Heinz Foods Co.	5.200%	7/15/45	5,937	5,542
	Kraft Heinz Foods Co.	4.375%	6/1/46	9,717	8,060
	Kraft Heinz Foods Co.	4.875%	10/1/49	5,403	4,821
	Kraft Heinz Foods Co.	5.500%	6/1/50	2,947	2,868
	Kroger Co.	6.900%	4/15/38	1,158	1,293
	Kroger Co.	5.400%	7/15/40	974	942
	Kroger Co.	5.000%	4/15/42	739	685
	Kroger Co.	5.150%	8/1/43	1,786	1,660
	Kroger Co.	3.875%	10/15/46	654	496
	Kroger Co.	4.450%	2/1/47	4,764	4,018
	Kroger Co.	4.650%	1/15/48	1,362	1,187
	Kroger Co.	3.950%	1/15/50	4,758	3,727
	McCormick & Co. Inc.	4.200%	8/15/47	790	654
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,700	1,773
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,140	1,031
	Molson Coors Beverage Co.	5.000%	5/1/42	2,823	2,623
	Molson Coors Beverage Co.	4.200%	7/15/46	7,745	6,310
	Mondelez International Inc.	2.625%	9/4/50	3,920	2,449
	PepsiCo Inc.	3.500%	3/19/40	593	487
	PepsiCo Inc.	2.625%	10/21/41	4,385	3,142
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	4.000%	3/5/42	869	769
	PepsiCo Inc.	3.600%	8/13/42	1,541	1,237
	PepsiCo Inc.	4.250%	10/22/44	963	835
	PepsiCo Inc.	4.450%	4/14/46	3,694	3,341
	PepsiCo Inc.	3.450%	10/6/46	3,765	2,915
	PepsiCo Inc.	4.000%	5/2/47	3,610	3,045
	PepsiCo Inc.	3.375%	7/29/49	2,378	1,789
	PepsiCo Inc.	2.875%	10/15/49	6,154	4,234
	PepsiCo Inc.	3.625%	3/19/50	2,602	2,050
	PepsiCo Inc.	2.750%	10/21/51	3,758	2,469
	PepsiCo Inc.	4.200%	7/18/52	797	690
	PepsiCo Inc.	4.650%	2/15/53	2,230	2,072
	PepsiCo Inc.	3.875%	3/19/60	786	628
	Philip Morris International Inc.	6.375%	5/16/38	6,000	6,475
	Philip Morris International Inc.	4.375%	11/15/41	3,241	2,755
	Philip Morris International Inc.	4.500%	3/20/42	3,563	3,076
	Philip Morris International Inc.	3.875%	8/21/42	4,421	3,484
	Philip Morris International Inc.	4.125%	3/4/43	2,960	2,414
	Philip Morris International Inc.	4.875%	11/15/43	1,299	1,167
	Philip Morris International Inc.	4.250%	11/10/44	3,394	2,798
	Pilgrim's Pride Corp.	6.875%	5/15/34	1,000	1,053
	Procter & Gamble Co.	5.800%	8/15/34	954	1,061
	Procter & Gamble Co.	5.550%	3/5/37	1,595	1,711
	Procter & Gamble Co.	3.550%	3/25/40	1,341	1,148
	Procter & Gamble Co.	3.500%	10/25/47	678	545
	Procter & Gamble Co.	3.600%	3/25/50	1,126	924
	Reynolds American Inc.	5.700%	8/15/35	1,753	1,674
	Reynolds American Inc.	7.250%	6/15/37	1,863	1,982
	Reynolds American Inc.	6.150%	9/15/43	1,931	1,865
	Reynolds American Inc.	5.850%	8/15/45	6,823	6,183
	Sysco Corp.	6.000%	1/17/34	1,965	2,066
	Sysco Corp.	5.375%	9/21/35	1,239	1,250
	Sysco Corp.	6.600%	4/1/40	1,257	1,378
	Sysco Corp.	4.850%	10/1/45	904	818
	Sysco Corp.	4.500%	4/1/46	1,144	979
	Sysco Corp.	4.450%	3/15/48	1,275	1,078
	Sysco Corp.	3.300%	2/15/50	761	539
	Sysco Corp.	6.600%	4/1/50	3,864	4,363
	Sysco Corp.	3.150%	12/14/51	2,062	1,395
	Target Corp.	6.500%	10/15/37	794	887
	Target Corp.	7.000%	1/15/38	1,792	2,093
	Target Corp.	4.000%	7/1/42	3,867	3,328
	Target Corp.	3.625%	4/15/46	2,151	1,678
	Target Corp.	3.900%	11/15/47	1,252	1,021
	Target Corp.	2.950%	1/15/52	3,709	2,462
	Target Corp.	4.800%	1/15/53	4,724	4,360
	Tyson Foods Inc.	4.875%	8/15/34	1,978	1,879
	Tyson Foods Inc.	5.150%	8/15/44	750	675
	Tyson Foods Inc.	4.550%	6/2/47	1,052	852
	Tyson Foods Inc.	5.100%	9/28/48	5,285	4,661
	Unilever Capital Corp.	5.000%	12/8/33	1,935	1,938
[1]	Unilever Capital Corp.	2.625%	8/12/51	2,672	1,724
	Walmart Inc.	5.250%	9/1/35	5,672	5,871
	Walmart Inc.	6.500%	8/15/37	2,385	2,736
	Walmart Inc.	6.200%	4/15/38	2,881	3,231
	Walmart Inc.	3.950%	6/28/38	2,325	2,099
	Walmart Inc.	5.625%	4/1/40	2,506	2,662
	Walmart Inc.	5.000%	10/25/40	764	772
	Walmart Inc.	5.625%	4/15/41	1,854	1,970
	Walmart Inc.	2.500%	9/22/41	4,030	2,842
	Walmart Inc.	4.000%	4/11/43	2,404	2,080
	Walmart Inc.	3.625%	12/15/47	1,592	1,254
	Walmart Inc.	4.050%	6/29/48	5,847	5,029
	Walmart Inc.	2.950%	9/24/49	1,545	1,078
	Walmart Inc.	2.650%	9/22/51	3,579	2,334

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	4.500%	9/9/52	3,029	2,758
	Walmart Inc.	4.500%	4/15/53	7,170	6,522
					567,480
Energy (8.9%)
	Apache Corp.	6.000%	1/15/37	1,195	1,162
	Apache Corp.	5.100%	9/1/40	4,917	4,115
	Apache Corp.	5.250%	2/1/42	1,117	927
	Apache Corp.	4.750%	4/15/43	1,523	1,171
	Apache Corp.	5.350%	7/1/49	1,337	1,082
	Baker Hughes Holdings LLC	5.125%	9/15/40	4,159	4,034
	Baker Hughes Holdings LLC	4.080%	12/15/47	4,070	3,277
	BP Capital Markets America Inc.	4.989%	4/10/34	5,730	5,638
	BP Capital Markets America Inc.	3.060%	6/17/41	5,167	3,837
	BP Capital Markets America Inc.	3.000%	2/24/50	9,720	6,503
	BP Capital Markets America Inc.	2.772%	11/10/50	5,591	3,551
	BP Capital Markets America Inc.	2.939%	6/4/51	7,878	5,178
	BP Capital Markets America Inc.	3.001%	3/17/52	3,627	2,407
	BP Capital Markets America Inc.	3.379%	2/8/61	7,187	4,837
[3]	BP Capital Markets plc	6.450%	Perpetual	1,960	1,970
	Canadian Natural Resources Ltd.	5.850%	2/1/35	992	990
	Canadian Natural Resources Ltd.	6.500%	2/15/37	989	1,030
	Canadian Natural Resources Ltd.	6.250%	3/15/38	4,035	4,137
	Canadian Natural Resources Ltd.	6.750%	2/1/39	937	998
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	4,270	3,721
	Cenovus Energy Inc.	5.250%	6/15/37	682	634
	Cenovus Energy Inc.	6.750%	11/15/39	617	669
	Cenovus Energy Inc.	5.400%	6/15/47	2,481	2,278
	Cenovus Energy Inc.	3.750%	2/15/52	3,364	2,401
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	1,036	813
	Chevron Corp.	3.078%	5/11/50	3,394	2,394
	Chevron USA Inc.	5.250%	11/15/43	998	1,006
	Chevron USA Inc.	2.343%	8/12/50	4,508	2,703
	Columbia Pipeline Group Inc.	5.800%	6/1/45	1,862	1,798
	ConocoPhillips	5.900%	5/15/38	2,039	2,137
	ConocoPhillips	6.500%	2/1/39	4,380	4,931
	ConocoPhillips	4.875%	10/1/47	1,436	1,332
	ConocoPhillips Co.	3.758%	3/15/42	3,005	2,434
	ConocoPhillips Co.	4.300%	11/15/44	1,808	1,554
	ConocoPhillips Co.	3.800%	3/15/52	5,640	4,323
	ConocoPhillips Co.	5.300%	5/15/53	4,749	4,647
	ConocoPhillips Co.	5.550%	3/15/54	3,115	3,150
	ConocoPhillips Co.	4.025%	3/15/62	6,251	4,842
	ConocoPhillips Co.	5.700%	9/15/63	2,395	2,447
	Continental Resources Inc.	4.900%	6/1/44	2,487	2,016
	DCP Midstream Operating LP	5.600%	4/1/44	1,545	1,475
	Devon Energy Corp.	5.600%	7/15/41	3,974	3,745
	Devon Energy Corp.	4.750%	5/15/42	2,490	2,108
	Devon Energy Corp.	5.000%	6/15/45	1,705	1,471
	Diamondback Energy Inc.	4.400%	3/24/51	2,436	1,966
	Diamondback Energy Inc.	4.250%	3/15/52	1,960	1,555
	Diamondback Energy Inc.	6.250%	3/15/53	2,492	2,636
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	1,183	1,042
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	860	730
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	727	840
	Enbridge Energy Partners LP	5.500%	9/15/40	1,087	1,053
	Enbridge Energy Partners LP	7.375%	10/15/45	2,462	2,842
	Enbridge Inc.	4.500%	6/10/44	1,964	1,637
	Enbridge Inc.	5.500%	12/1/46	1,944	1,877
	Enbridge Inc.	4.000%	11/15/49	857	663
	Enbridge Inc.	3.400%	8/1/51	3,409	2,377
	Enbridge Inc.	6.700%	11/15/53	4,305	4,802
	Energy Transfer LP	5.550%	5/15/34	4,255	4,213
	Energy Transfer LP	4.900%	3/15/35	1,891	1,764
	Energy Transfer LP	6.625%	10/15/36	1,533	1,611
[1]	Energy Transfer LP	5.800%	6/15/38	1,062	1,048
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	7.500%	7/1/38	1,381	1,569
	Energy Transfer LP	6.050%	6/1/41	2,406	2,385
	Energy Transfer LP	6.500%	2/1/42	5,046	5,274
	Energy Transfer LP	6.100%	2/15/42	986	977
	Energy Transfer LP	4.950%	1/15/43	1,038	894
	Energy Transfer LP	5.150%	2/1/43	2,014	1,773
	Energy Transfer LP	5.950%	10/1/43	689	672
	Energy Transfer LP	5.300%	4/1/44	2,265	2,051
	Energy Transfer LP	5.000%	5/15/44	1,319	1,142
	Energy Transfer LP	5.150%	3/15/45	5,109	4,559
	Energy Transfer LP	5.350%	5/15/45	3,037	2,748
	Energy Transfer LP	6.125%	12/15/45	3,982	3,958
	Energy Transfer LP	5.300%	4/15/47	4,048	3,616
	Energy Transfer LP	5.400%	10/1/47	5,344	4,833
	Energy Transfer LP	6.000%	6/15/48	5,126	5,018
	Energy Transfer LP	6.250%	4/15/49	6,000	6,054
	Energy Transfer LP	5.000%	5/15/50	5,587	4,817
	Energy Transfer LP	5.950%	5/15/54	5,666	5,541
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	932	1,029
	Enterprise Products Operating LLC	7.550%	4/15/38	848	1,009
	Enterprise Products Operating LLC	6.125%	10/15/39	3,431	3,596
	Enterprise Products Operating LLC	6.450%	9/1/40	1,360	1,486
	Enterprise Products Operating LLC	5.950%	2/1/41	2,504	2,611
	Enterprise Products Operating LLC	5.700%	2/15/42	1,488	1,501
	Enterprise Products Operating LLC	4.850%	8/15/42	2,687	2,458
	Enterprise Products Operating LLC	4.450%	2/15/43	4,611	4,012
	Enterprise Products Operating LLC	4.850%	3/15/44	4,542	4,158
	Enterprise Products Operating LLC	5.100%	2/15/45	6,674	6,248
	Enterprise Products Operating LLC	4.250%	2/15/48	4,120	3,444
	Enterprise Products Operating LLC	4.800%	2/1/49	5,286	4,787
	Enterprise Products Operating LLC	4.200%	1/31/50	4,367	3,605
	Enterprise Products Operating LLC	3.700%	1/31/51	2,009	1,515
	Enterprise Products Operating LLC	3.200%	2/15/52	3,197	2,182
	Enterprise Products Operating LLC	3.300%	2/15/53	3,471	2,422
	Enterprise Products Operating LLC	4.950%	10/15/54	4,080	3,720
	Enterprise Products Operating LLC	3.950%	1/31/60	3,092	2,339
	EOG Resources Inc.	3.900%	4/1/35	808	724
	EOG Resources Inc.	4.950%	4/15/50	3,732	3,479
	Exxon Mobil Corp.	2.995%	8/16/39	2,944	2,265
	Exxon Mobil Corp.	4.227%	3/19/40	5,847	5,243
	Exxon Mobil Corp.	3.567%	3/6/45	4,083	3,181
	Exxon Mobil Corp.	4.114%	3/1/46	10,031	8,502
	Exxon Mobil Corp.	3.095%	8/16/49	6,077	4,247
	Exxon Mobil Corp.	4.327%	3/19/50	7,352	6,407
	Exxon Mobil Corp.	3.452%	4/15/51	9,612	7,126
	Halliburton Co.	4.850%	11/15/35	4,129	3,973
	Halliburton Co.	6.700%	9/15/38	3,735	4,182
	Halliburton Co.	7.450%	9/15/39	2,570	3,087
	Halliburton Co.	4.750%	8/1/43	3,412	3,078
	Halliburton Co.	5.000%	11/15/45	9,169	8,530
	Hess Corp.	6.000%	1/15/40	2,688	2,806
	Hess Corp.	5.600%	2/15/41	4,492	4,526
	Hess Corp.	5.800%	4/1/47	1,759	1,784
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,090	2,098
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,068	1,100
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,833	4,133
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,696	1,746
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,224	1,270
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,536	1,712
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	696	655
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,537	2,207
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	947	795
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,301	2,875
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	7,497	6,931
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,678	1,530
	Kinder Morgan Inc.	5.300%	12/1/34	3,329	3,244
	Kinder Morgan Inc.	5.550%	6/1/45	5,013	4,703

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kinder Morgan Inc.	5.050%	2/15/46	2,678	2,329
Kinder Morgan Inc.	5.200%	3/1/48	2,776	2,466
Kinder Morgan Inc.	3.250%	8/1/50	1,644	1,063
Kinder Morgan Inc.	3.600%	2/15/51	3,984	2,735
Kinder Morgan Inc.	5.450%	8/1/52	2,590	2,386
Magellan Midstream Partners LP	3.950%	3/1/50	2,620	1,908
Marathon Oil Corp.	6.600%	10/1/37	2,655	2,770
Marathon Oil Corp.	5.200%	6/1/45	1,711	1,486
Marathon Petroleum Corp.	6.500%	3/1/41	4,800	5,095
Marathon Petroleum Corp.	4.750%	9/15/44	2,169	1,893
Marathon Petroleum Corp.	4.500%	4/1/48	2,682	2,206
Marathon Petroleum Corp.	5.000%	9/15/54	587	504
MPLX LP	4.500%	4/15/38	6,056	5,277
MPLX LP	5.200%	3/1/47	2,791	2,506
MPLX LP	5.200%	12/1/47	1,428	1,272
MPLX LP	4.700%	4/15/48	5,600	4,688
MPLX LP	5.500%	2/15/49	5,168	4,839
MPLX LP	4.950%	3/14/52	5,377	4,631
MPLX LP	5.650%	3/1/53	1,760	1,676
MPLX LP	4.900%	4/15/58	555	460
NOV Inc.	3.950%	12/1/42	3,291	2,452
Occidental Petroleum Corp.	6.450%	9/15/36	5,026	5,299
Occidental Petroleum Corp.	7.950%	6/15/39	960	1,119
Occidental Petroleum Corp.	6.200%	3/15/40	2,584	2,623
Occidental Petroleum Corp.	6.600%	3/15/46	4,271	4,537
Occidental Petroleum Corp.	4.400%	4/15/46	1,665	1,336
Occidental Petroleum Corp.	4.200%	3/15/48	1,051	809
ONEOK Inc.	6.000%	6/15/35	526	530
ONEOK Inc.	5.150%	10/15/43	1,550	1,400
ONEOK Inc.	4.250%	9/15/46	1,344	1,047
ONEOK Inc.	4.950%	7/13/47	2,889	2,487
ONEOK Inc.	4.200%	10/3/47	952	728
ONEOK Inc.	5.200%	7/15/48	5,138	4,639
ONEOK Inc.	4.850%	2/1/49	1,520	1,297
ONEOK Inc.	4.450%	9/1/49	2,426	1,935
ONEOK Inc.	4.500%	3/15/50	1,206	965
ONEOK Inc.	7.150%	1/15/51	1,176	1,304
ONEOK Inc.	6.625%	9/1/53	6,328	6,810
ONEOK Partners LP	6.650%	10/1/36	1,292	1,366
ONEOK Partners LP	6.850%	10/15/37	1,298	1,392
ONEOK Partners LP	6.125%	2/1/41	1,983	2,015
ONEOK Partners LP	6.200%	9/15/43	829	846
Ovintiv Inc.	6.500%	8/15/34	2,112	2,212
Ovintiv Inc.	6.625%	8/15/37	1,681	1,735
Ovintiv Inc.	6.500%	2/1/38	1,202	1,231
Ovintiv Inc.	7.100%	7/15/53	1,425	1,553
Phillips 66	4.650%	11/15/34	3,553	3,335
Phillips 66	5.875%	5/1/42	4,246	4,376
Phillips 66	4.875%	11/15/44	7,991	7,294
Phillips 66	3.300%	3/15/52	3,941	2,695
Phillips 66 Co.	4.680%	2/15/45	833	727
Phillips 66 Co.	4.900%	10/1/46	947	847
Phillips 66 Co.	5.650%	6/15/54	2,100	2,082
Plains All American Pipeline LP	6.650%	1/15/37	1,930	2,037
Plains All American Pipeline LP	5.150%	6/1/42	1,649	1,455
Plains All American Pipeline LP	4.300%	1/31/43	1,051	831
Plains All American Pipeline LP	4.700%	6/15/44	2,291	1,895
Plains All American Pipeline LP	4.900%	2/15/45	2,490	2,097
Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,335	1,382
Shell International Finance BV	4.125%	5/11/35	6,285	5,809
Shell International Finance BV	6.375%	12/15/38	7,266	8,076
Shell International Finance BV	5.500%	3/25/40	4,676	4,811
Shell International Finance BV	2.875%	11/26/41	1,626	1,187
Shell International Finance BV	3.625%	8/21/42	2,912	2,347
Shell International Finance BV	4.550%	8/12/43	4,650	4,222
Shell International Finance BV	4.375%	5/11/45	11,036	9,641
Shell International Finance BV	4.000%	5/10/46	8,158	6,698
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Shell International Finance BV	3.750%	9/12/46	5,610	4,420
	Shell International Finance BV	3.125%	11/7/49	3,080	2,142
	Shell International Finance BV	3.250%	4/6/50	6,446	4,582
	Shell International Finance BV	3.000%	11/26/51	1,589	1,065
	Spectra Energy Partners LP	5.950%	9/25/43	1,170	1,163
	Spectra Energy Partners LP	4.500%	3/15/45	2,773	2,323
	Suncor Energy Inc.	5.950%	12/1/34	1,001	1,040
	Suncor Energy Inc.	6.800%	5/15/38	4,907	5,233
	Suncor Energy Inc.	6.500%	6/15/38	3,883	4,065
	Suncor Energy Inc.	6.850%	6/1/39	2,349	2,521
	Suncor Energy Inc.	4.000%	11/15/47	2,123	1,617
	Suncor Energy Inc.	3.750%	3/4/51	1,637	1,188
	Targa Resources Corp.	6.500%	3/30/34	3,100	3,291
	Targa Resources Corp.	4.950%	4/15/52	2,670	2,285
	Targa Resources Corp.	6.250%	7/1/52	1,630	1,650
	Targa Resources Corp.	6.500%	2/15/53	3,160	3,326
	TotalEnergies Capital International SA	2.986%	6/29/41	1,790	1,329
	TotalEnergies Capital International SA	3.461%	7/12/49	2,721	2,032
	TotalEnergies Capital International SA	3.127%	5/29/50	8,918	6,202
	TransCanada PipeLines Ltd.	4.625%	3/1/34	5,240	4,857
	TransCanada PipeLines Ltd.	5.600%	3/31/34	773	772
	TransCanada PipeLines Ltd.	5.850%	3/15/36	1,861	1,860
	TransCanada PipeLines Ltd.	6.200%	10/15/37	5,303	5,456
	TransCanada PipeLines Ltd.	4.750%	5/15/38	635	574
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,995	2,249
	TransCanada PipeLines Ltd.	7.625%	1/15/39	3,593	4,186
	TransCanada PipeLines Ltd.	6.100%	6/1/40	3,614	3,692
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,449	1,294
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,965	2,586
	TransCanada PipeLines Ltd.	5.100%	3/15/49	3,085	2,826
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,295	1,263
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,307	1,134
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	2,077	1,816
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,739	1,353
	Valero Energy Corp.	6.625%	6/15/37	4,742	5,078
	Valero Energy Corp.	3.650%	12/1/51	3,331	2,344
	Valero Energy Corp.	4.000%	6/1/52	1,850	1,391
	Western Midstream Operating LP	5.450%	4/1/44	2,132	1,915
	Western Midstream Operating LP	5.300%	3/1/48	2,722	2,348
	Western Midstream Operating LP	5.500%	8/15/48	1,276	1,120
	Western Midstream Operating LP	5.250%	2/1/50	3,197	2,832
	Williams Cos. Inc.	5.150%	3/15/34	2,000	1,955
	Williams Cos. Inc.	6.300%	4/15/40	5,820	6,027
	Williams Cos. Inc.	5.400%	3/4/44	1,900	1,780
	Williams Cos. Inc.	5.750%	6/24/44	2,703	2,645
	Williams Cos. Inc.	4.900%	1/15/45	1,335	1,176
	Williams Cos. Inc.	5.100%	9/15/45	3,982	3,636
	Williams Cos. Inc.	4.850%	3/1/48	2,739	2,404
	Williams Cos. Inc.	3.500%	10/15/51	1,879	1,309
	Williams Cos. Inc.	5.300%	8/15/52	2,628	2,459
					676,183
Financials (13.6%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	5,307	4,103
	Aflac Inc.	4.000%	10/15/46	903	719
	Aflac Inc.	4.750%	1/15/49	1,709	1,546
	Alleghany Corp.	4.900%	9/15/44	1,389	1,301
	Alleghany Corp.	3.250%	8/15/51	2,014	1,405
	Allstate Corp.	5.550%	5/9/35	1,789	1,812
	Allstate Corp.	5.950%	4/1/36	2,315	2,418
	Allstate Corp.	4.500%	6/15/43	1,762	1,536
	Allstate Corp.	4.200%	12/15/46	2,770	2,265
	Allstate Corp.	3.850%	8/10/49	1,415	1,098
[1]	Allstate Corp.	6.500%	5/15/57	1,412	1,421

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	4.050%	12/3/42	3,849	3,311
	American Financial Group Inc.	4.500%	6/15/47	1,178	963
	American International Group Inc.	3.875%	1/15/35	1,306	1,149
	American International Group Inc.	4.700%	7/10/35	936	845
	American International Group Inc.	6.250%	5/1/36	1,087	1,128
	American International Group Inc.	4.500%	7/16/44	1,548	1,367
	American International Group Inc.	4.800%	7/10/45	1,951	1,787
	American International Group Inc.	4.750%	4/1/48	3,305	3,019
	American International Group Inc.	4.375%	6/30/50	3,768	3,233
	Aon Corp.	6.250%	9/30/40	947	1,003
	Aon Corp.	2.900%	8/23/51	3,064	1,906
	Aon Corp.	3.900%	2/28/52	3,384	2,561
	Aon Global Ltd.	4.600%	6/14/44	1,246	1,076
	Aon Global Ltd.	4.750%	5/15/45	1,810	1,595
[3]	Aon North America Inc.	5.750%	3/1/54	6,500	6,530
	Arch Capital Finance LLC	5.031%	12/15/46	1,009	928
	Arch Capital Group Ltd.	7.350%	5/1/34	994	1,115
	Arch Capital Group Ltd.	3.635%	6/30/50	3,595	2,648
	Arch Capital Group US Inc.	5.144%	11/1/43	1,748	1,627
	Arthur J Gallagher & Co.	3.500%	5/20/51	3,425	2,378
	Arthur J Gallagher & Co.	3.050%	3/9/52	1,179	748
	Arthur J Gallagher & Co.	5.750%	3/2/53	2,270	2,235
	Arthur J Gallagher & Co.	6.750%	2/15/54	1,727	1,934
	Arthur J Gallagher & Co.	5.750%	7/15/54	1,700	1,685
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	1,284	903
	Athene Holding Ltd.	3.950%	5/25/51	1,457	1,063
	Athene Holding Ltd.	3.450%	5/15/52	2,141	1,393
	Bank of America Corp.	6.110%	1/29/37	7,817	8,193
[1]	Bank of America Corp.	4.244%	4/24/38	4,751	4,220
	Bank of America Corp.	7.750%	5/14/38	5,080	6,096
[1]	Bank of America Corp.	4.078%	4/23/40	5,572	4,767
[1]	Bank of America Corp.	2.676%	6/19/41	15,598	10,880
[1]	Bank of America Corp.	5.875%	2/7/42	7,127	7,580
	Bank of America Corp.	3.311%	4/22/42	11,535	8,743
[1]	Bank of America Corp.	5.000%	1/21/44	7,189	6,875
[1]	Bank of America Corp.	4.875%	4/1/44	1,810	1,709
[1]	Bank of America Corp.	4.750%	4/21/45	937	851
[1]	Bank of America Corp.	4.443%	1/20/48	8,503	7,315
[1]	Bank of America Corp.	3.946%	1/23/49	1,139	915
[1]	Bank of America Corp.	4.330%	3/15/50	14,763	12,433
[1]	Bank of America Corp.	4.083%	3/20/51	16,446	13,281
[1]	Bank of America Corp.	2.831%	10/24/51	2,017	1,293
[1]	Bank of America Corp.	3.483%	3/13/52	3,533	2,591
	Bank of America Corp.	2.972%	7/21/52	8,683	5,771
[1]	Bank of America NA	6.000%	10/15/36	3,489	3,639
	Barclays plc	3.811%	3/10/42	2,649	1,987
	Barclays plc	3.330%	11/24/42	2,784	2,011
	Barclays plc	5.250%	8/17/45	5,147	4,908
	Barclays plc	4.950%	1/10/47	6,920	6,297
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,816	3,028
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,230	2,061
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	3,903	3,490
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	6,922	6,021
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	9,997	8,794
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	7,389	4,875
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	1,213	750
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	7,616	6,037
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,188	3,005
	Brighthouse Financial Inc.	4.700%	6/22/47	3,641	2,821
	Brighthouse Financial Inc.	3.850%	12/22/51	895	580
	Brookfield Finance Inc.	4.700%	9/20/47	3,237	2,747
	Brookfield Finance Inc.	3.500%	3/30/51	1,578	1,121
	Brookfield Finance Inc.	3.625%	2/15/52	1,386	988
[3]	Brookfield Finance Inc.	5.968%	3/4/54	3,100	3,129
	Brookfield Finance LLC	3.450%	4/15/50	1,579	1,096
	Brown & Brown Inc.	4.950%	3/17/52	2,026	1,746
	Chubb Corp.	6.000%	5/11/37	3,279	3,519
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Chubb Corp.	6.500%	5/15/38	1,623	1,824
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,015	1,154
	Chubb INA Holdings Inc.	4.150%	3/13/43	794	694
	Chubb INA Holdings Inc.	4.350%	11/3/45	5,905	5,213
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,731	1,172
	Chubb INA Holdings Inc.	3.050%	12/15/61	3,959	2,628
	CI Financial Corp.	4.100%	6/15/51	3,065	1,811
	Cincinnati Financial Corp.	6.125%	11/1/34	1,504	1,571
	Citigroup Inc.	6.125%	8/25/36	1,609	1,663
[1]	Citigroup Inc.	3.878%	1/24/39	3,270	2,751
	Citigroup Inc.	8.125%	7/15/39	5,555	7,034
[1]	Citigroup Inc.	5.316%	3/26/41	3,814	3,731
	Citigroup Inc.	5.875%	1/30/42	3,568	3,750
	Citigroup Inc.	2.904%	11/3/42	3,147	2,227
	Citigroup Inc.	6.675%	9/13/43	6,726	7,376
	Citigroup Inc.	5.300%	5/6/44	2,138	2,043
	Citigroup Inc.	4.650%	7/30/45	1,777	1,586
	Citigroup Inc.	4.750%	5/18/46	6,722	5,879
[1]	Citigroup Inc.	4.281%	4/24/48	5,774	4,880
	Citigroup Inc.	4.650%	7/23/48	9,333	8,318
	CME Group Inc.	5.300%	9/15/43	2,568	2,599
	CME Group Inc.	4.150%	6/15/48	1,887	1,620
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	5,139	5,192
	Cooperatieve Rabobank UA	5.750%	12/1/43	6,365	6,389
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,455	1,411
	Corebridge Financial Inc.	4.350%	4/5/42	667	552
	Corebridge Financial Inc.	4.400%	4/5/52	4,971	3,996
	Equitable Holdings Inc.	5.000%	4/20/48	5,448	4,941
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,334	1,201
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	2,059	1,446
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	3,540	2,218
	Fidelity National Financial Inc.	3.200%	9/17/51	1,458	915
	Fifth Third Bancorp	8.250%	3/1/38	3,199	3,782
	Franklin Resources Inc.	2.950%	8/12/51	1,037	637
	GATX Corp.	6.900%	5/1/34	2,085	2,268
	GATX Corp.	5.200%	3/15/44	673	614
	GATX Corp.	3.100%	6/1/51	2,024	1,301
	Global Payments Inc.	4.150%	8/15/49	2,242	1,710
	Global Payments Inc.	5.950%	8/15/52	3,060	3,008
	Goldman Sachs Group Inc.	6.450%	5/1/36	3,757	4,013
	Goldman Sachs Group Inc.	6.750%	10/1/37	21,621	23,513
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	4,657	3,988
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	6,884	6,097
	Goldman Sachs Group Inc.	6.250%	2/1/41	11,186	12,073
	Goldman Sachs Group Inc.	3.210%	4/22/42	5,063	3,767
	Goldman Sachs Group Inc.	2.908%	7/21/42	3,220	2,282
	Goldman Sachs Group Inc.	3.436%	2/24/43	6,267	4,769
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	7,948	7,238
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,543	3,386
	Goldman Sachs Group Inc.	4.750%	10/21/45	6,028	5,501
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,105	1,143
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,414	1,473
	Hartford Financial Services Group Inc.	4.300%	4/15/43	542	463
	Hartford Financial Services Group Inc.	4.400%	3/15/48	1,757	1,517
	Hartford Financial Services Group Inc.	3.600%	8/19/49	2,410	1,814
	Hartford Financial Services Group Inc.	2.900%	9/15/51	2,280	1,461
[1]	HSBC Bank USA NA	5.875%	11/1/34	235	243
[1]	HSBC Bank USA NA	5.625%	8/15/35	1,030	1,009
[1]	HSBC Bank USA NA	7.000%	1/15/39	2,236	2,547
[3]	HSBC Holdings plc	5.719%	3/4/35	4,300	4,285
	HSBC Holdings plc	6.500%	5/2/36	3,624	3,808
[1]	HSBC Holdings plc	6.500%	5/2/36	2,269	2,320
	HSBC Holdings plc	6.500%	9/15/37	6,315	6,648
[1]	HSBC Holdings plc	6.500%	9/15/37	6,855	7,033
	HSBC Holdings plc	6.800%	6/1/38	1,500	1,625
[1]	HSBC Holdings plc	6.800%	6/1/38	1,047	1,099
	HSBC Holdings plc	6.100%	1/14/42	3,141	3,432

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	6.332%	3/9/44	9,561	10,044
	HSBC Holdings plc	5.250%	3/14/44	3,681	3,502
	Intercontinental Exchange Inc.	2.650%	9/15/40	4,303	3,048
	Intercontinental Exchange Inc.	4.250%	9/21/48	3,655	3,093
	Intercontinental Exchange Inc.	3.000%	6/15/50	4,417	2,962
	Intercontinental Exchange Inc.	4.950%	6/15/52	5,503	5,136
	Intercontinental Exchange Inc.	3.000%	9/15/60	5,253	3,254
	Intercontinental Exchange Inc.	5.200%	6/15/62	3,415	3,282
	Invesco Finance plc	5.375%	11/30/43	1,728	1,668
	Jackson Financial Inc.	4.000%	11/23/51	1,830	1,307
	Jefferies Financial Group Inc.	6.250%	1/15/36	3,830	3,935
	Jefferies Financial Group Inc.	6.500%	1/20/43	1,015	1,057
	JPMorgan Chase & Co.	6.400%	5/15/38	10,201	11,386
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	6,355	5,430
	JPMorgan Chase & Co.	5.500%	10/15/40	3,781	3,865
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	3,595	2,704
	JPMorgan Chase & Co.	5.600%	7/15/41	11,047	11,388
	JPMorgan Chase & Co.	2.525%	11/19/41	3,669	2,524
	JPMorgan Chase & Co.	5.400%	1/6/42	8,759	8,865
	JPMorgan Chase & Co.	3.157%	4/22/42	3,832	2,869
	JPMorgan Chase & Co.	5.625%	8/16/43	2,365	2,426
	JPMorgan Chase & Co.	4.850%	2/1/44	5,757	5,402
	JPMorgan Chase & Co.	4.950%	6/1/45	7,019	6,546
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	7,552	6,368
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	3,166	2,568
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	9,301	7,471
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	5,613	4,489
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	7,465	5,119
	JPMorgan Chase & Co.	3.328%	4/22/52	13,424	9,519
	Legg Mason Inc.	5.625%	1/15/44	1,928	1,932
	Lincoln National Corp.	6.300%	10/9/37	989	1,015
	Lincoln National Corp.	7.000%	6/15/40	1,343	1,464
	Lincoln National Corp.	4.350%	3/1/48	811	628
	Lloyds Banking Group plc	5.300%	12/1/45	2,781	2,592
	Lloyds Banking Group plc	3.369%	12/14/46	4,362	2,964
	Lloyds Banking Group plc	4.344%	1/9/48	4,709	3,699
	Loews Corp.	4.125%	5/15/43	1,906	1,614
	Manulife Financial Corp.	5.375%	3/4/46	3,125	3,059
	Markel Group Inc.	5.000%	4/5/46	901	803
	Markel Group Inc.	4.300%	11/1/47	968	770
	Markel Group Inc.	5.000%	5/20/49	1,783	1,616
	Markel Group Inc.	4.150%	9/17/50	1,379	1,089
	Markel Group Inc.	3.450%	5/7/52	2,130	1,462
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	434	432
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,738	1,636
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,283	1,937
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,773	1,476
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	6,326	5,850
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	995	638
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	605	669
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	1,532	1,527
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	3,580	3,708
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	1,455	1,446
	Mastercard Inc.	3.950%	2/26/48	1,879	1,588
	Mastercard Inc.	3.650%	6/1/49	5,493	4,367
	Mastercard Inc.	3.850%	3/26/50	5,527	4,563
	Mastercard Inc.	2.950%	3/15/51	3,069	2,126
	MetLife Inc.	6.375%	6/15/34	2,620	2,822
	MetLife Inc.	5.700%	6/15/35	3,441	3,562
[1]	MetLife Inc.	6.400%	12/15/36	3,416	3,472
[1]	MetLife Inc.	10.750%	8/1/39	1,571	2,138
	MetLife Inc.	5.875%	2/6/41	1,557	1,625
	MetLife Inc.	4.125%	8/13/42	1,685	1,425
	MetLife Inc.	4.875%	11/13/43	3,508	3,223
	MetLife Inc.	4.721%	12/15/44	1,672	1,488
	MetLife Inc.	4.050%	3/1/45	3,809	3,145
	MetLife Inc.	4.600%	5/13/46	2,312	2,066
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MetLife Inc.	5.000%	7/15/52	4,261	3,975
	MetLife Inc.	5.250%	1/15/54	3,166	3,061
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,581	1,424
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	6,621	5,646
	Mizuho Financial Group Inc.	5.579%	5/26/35	2,573	2,579
[1]	Morgan Stanley	3.971%	7/22/38	6,089	5,191
[1]	Morgan Stanley	4.457%	4/22/39	3,819	3,448
	Morgan Stanley	3.217%	4/22/42	6,617	4,972
	Morgan Stanley	6.375%	7/24/42	10,192	11,322
	Morgan Stanley	4.300%	1/27/45	8,774	7,605
	Morgan Stanley	4.375%	1/22/47	7,344	6,333
[1]	Morgan Stanley	5.597%	3/24/51	5,686	5,883
[1]	Morgan Stanley	2.802%	1/25/52	5,461	3,511
	Nasdaq Inc.	5.550%	2/15/34	2,887	2,906
	Nasdaq Inc.	2.500%	12/21/40	2,256	1,493
	Nasdaq Inc.	3.250%	4/28/50	1,374	934
	Nasdaq Inc.	3.950%	3/7/52	2,055	1,561
	Nasdaq Inc.	5.950%	8/15/53	2,975	3,059
	Nasdaq Inc.	6.100%	6/28/63	2,647	2,747
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	1,040	1,034
	NatWest Group plc	5.778%	3/1/35	5,000	4,995
	Old Republic International Corp.	3.850%	6/11/51	2,094	1,516
	PayPal Holdings Inc.	3.250%	6/1/50	3,408	2,371
	PayPal Holdings Inc.	5.050%	6/1/52	4,047	3,797
	PayPal Holdings Inc.	5.250%	6/1/62	1,735	1,615
	Principal Financial Group Inc.	6.050%	10/15/36	1,384	1,456
	Principal Financial Group Inc.	4.625%	9/15/42	680	609
	Principal Financial Group Inc.	4.350%	5/15/43	898	780
	Principal Financial Group Inc.	4.300%	11/15/46	2,333	1,932
	Principal Financial Group Inc.	5.500%	3/15/53	1,260	1,232
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	4.350%	4/25/44	800	708
	Progressive Corp.	3.700%	1/26/45	915	740
	Progressive Corp.	4.125%	4/15/47	4,738	3,979
	Progressive Corp.	4.200%	3/15/48	1,903	1,636
	Progressive Corp.	3.950%	3/26/50	1,722	1,402
	Progressive Corp.	3.700%	3/15/52	714	555
[1]	Prudential Financial Inc.	5.700%	12/14/36	3,508	3,620
[1]	Prudential Financial Inc.	6.625%	12/1/37	1,114	1,239
[1]	Prudential Financial Inc.	3.000%	3/10/40	2,485	1,852
[1]	Prudential Financial Inc.	6.625%	6/21/40	926	1,022
[1]	Prudential Financial Inc.	5.100%	8/15/43	516	464
[1]	Prudential Financial Inc.	4.600%	5/15/44	2,899	2,581
	Prudential Financial Inc.	3.905%	12/7/47	3,085	2,435
[1]	Prudential Financial Inc.	4.418%	3/27/48	1,811	1,546
	Prudential Financial Inc.	3.935%	12/7/49	5,979	4,686
[1]	Prudential Financial Inc.	4.350%	2/25/50	1,913	1,618
[1]	Prudential Financial Inc.	3.700%	3/13/51	5,589	4,243
	Raymond James Financial Inc.	4.950%	7/15/46	2,432	2,234
	Raymond James Financial Inc.	3.750%	4/1/51	2,572	1,905
[1]	Regions Bank	6.450%	6/26/37	1,590	1,616
	Regions Financial Corp.	7.375%	12/10/37	990	1,113
	Selective Insurance Group Inc.	5.375%	3/1/49	1,023	968
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	809	545
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	703	523
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	1,075	810
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	5,964	6,532
	Transatlantic Holdings Inc.	8.000%	11/30/39	978	1,250
	Travelers Cos. Inc.	6.750%	6/20/36	1,266	1,443
[1]	Travelers Cos. Inc.	6.250%	6/15/37	4,872	5,354
	Travelers Cos. Inc.	5.350%	11/1/40	2,715	2,745
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,089
	Travelers Cos. Inc.	3.750%	5/15/46	1,287	1,020
	Travelers Cos. Inc.	4.000%	5/30/47	4,216	3,477
	Travelers Cos. Inc.	4.050%	3/7/48	1,816	1,522
	Travelers Cos. Inc.	4.100%	3/4/49	1,469	1,235
	Travelers Cos. Inc.	2.550%	4/27/50	2,064	1,285

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	3.050%	6/8/51	3,857	2,637
	Travelers Cos. Inc.	5.450%	5/25/53	2,449	2,498
	UBS AG	4.500%	6/26/48	3,370	3,085
	UBS Group AG	4.875%	5/15/45	7,185	6,625
	Unum Group	5.750%	8/15/42	1,180	1,146
	Unum Group	4.500%	12/15/49	930	737
	Unum Group	4.125%	6/15/51	2,144	1,573
	Visa Inc.	4.150%	12/14/35	5,226	4,899
	Visa Inc.	2.700%	4/15/40	4,112	3,043
	Visa Inc.	4.300%	12/14/45	12,172	10,849
	Visa Inc.	3.650%	9/15/47	2,538	2,020
	Visa Inc.	2.000%	8/15/50	4,953	2,879
	Voya Financial Inc.	5.700%	7/15/43	1,864	1,806
	Voya Financial Inc.	4.800%	6/15/46	1,070	909
	W R Berkley Corp.	4.750%	8/1/44	1,100	954
	W R Berkley Corp.	4.000%	5/12/50	1,705	1,313
	W R Berkley Corp.	3.150%	9/30/61	939	563
	Wachovia Corp.	5.500%	8/1/35	2,595	2,552
	Wells Fargo & Co.	5.375%	2/7/35	480	484
[1]	Wells Fargo & Co.	5.950%	12/15/36	1,599	1,629
[1]	Wells Fargo & Co.	3.068%	4/30/41	9,169	6,777
	Wells Fargo & Co.	5.375%	11/2/43	8,369	7,986
	Wells Fargo & Co.	5.606%	1/15/44	11,887	11,558
[1]	Wells Fargo & Co.	4.650%	11/4/44	6,972	6,001
	Wells Fargo & Co.	3.900%	5/1/45	8,442	6,759
[1]	Wells Fargo & Co.	4.900%	11/17/45	9,216	8,178
[1]	Wells Fargo & Co.	4.400%	6/14/46	3,274	2,686
[1]	Wells Fargo & Co.	4.750%	12/7/46	3,105	2,684
[1]	Wells Fargo & Co.	5.013%	4/4/51	21,023	19,446
[1]	Wells Fargo & Co.	4.611%	4/25/53	13,420	11,709
	Wells Fargo Bank NA	5.950%	8/26/36	1,111	1,135
[1]	Wells Fargo Bank NA	5.850%	2/1/37	341	349
[1]	Wells Fargo Bank NA	6.600%	1/15/38	4,821	5,196
	Western Union Co.	6.200%	11/17/36	2,042	2,057
	Westpac Banking Corp.	4.421%	7/24/39	3,291	2,849
	Westpac Banking Corp.	2.963%	11/16/40	3,263	2,228
	Westpac Banking Corp.	3.133%	11/18/41	3,472	2,400
	Willis North America Inc.	5.050%	9/15/48	1,565	1,401
	Willis North America Inc.	3.875%	9/15/49	2,664	1,975
[3]	Willis North America Inc.	5.900%	3/5/54	2,000	1,997
	XL Group Ltd.	5.250%	12/15/43	1,452	1,356
					1,031,340
Health Care (15.8%)
[4]	Abbott Laboratories	4.750%	11/30/36	5,646	5,528
	Abbott Laboratories	6.150%	11/30/37	1,718	1,904
	Abbott Laboratories	6.000%	4/1/39	750	832
	Abbott Laboratories	5.300%	5/27/40	2,476	2,527
	Abbott Laboratories	4.750%	4/15/43	2,559	2,450
	Abbott Laboratories	4.900%	11/30/46	10,131	9,766
	AbbVie Inc.	5.050%	3/15/34	8,036	8,074
	AbbVie Inc.	4.550%	3/15/35	5,939	5,694
	AbbVie Inc.	4.500%	5/14/35	10,906	10,410
	AbbVie Inc.	4.300%	5/14/36	4,299	4,002
	AbbVie Inc.	4.050%	11/21/39	11,290	9,909
	AbbVie Inc.	4.625%	10/1/42	932	853
	AbbVie Inc.	4.400%	11/6/42	8,976	8,029
	AbbVie Inc.	4.850%	6/15/44	4,046	3,822
	AbbVie Inc.	4.750%	3/15/45	3,790	3,511
	AbbVie Inc.	4.700%	5/14/45	8,176	7,539
	AbbVie Inc.	4.450%	5/14/46	7,334	6,482
	AbbVie Inc.	4.875%	11/14/48	5,811	5,490
	AbbVie Inc.	4.250%	11/21/49	21,342	18,374
	AbbVie Inc.	5.400%	3/15/54	10,500	10,661
	AbbVie Inc.	5.500%	3/15/64	4,404	4,452
[1]	AdventHealth Obligated Group	2.795%	11/15/51	802	526
	Adventist Health System	3.630%	3/1/49	1,065	784
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,236	1,071
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,658	1,240
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	1,183	819
	Aetna Inc.	6.625%	6/15/36	3,324	3,619
	Aetna Inc.	6.750%	12/15/37	1,894	2,069
	Aetna Inc.	4.500%	5/15/42	1,893	1,608
	Aetna Inc.	4.125%	11/15/42	2,543	2,032
	Aetna Inc.	4.750%	3/15/44	1,630	1,407
	Aetna Inc.	3.875%	8/15/47	4,811	3,576
	AHS Hospital Corp.	5.024%	7/1/45	1,378	1,314
[1]	AHS Hospital Corp.	2.780%	7/1/51	1,355	888
[1]	Allina Health System	3.887%	4/15/49	1,132	915
[1]	Allina Health System	2.902%	11/15/51	1,015	666
	Amgen Inc.	6.375%	6/1/37	1,305	1,401
	Amgen Inc.	6.400%	2/1/39	2,130	2,304
	Amgen Inc.	3.150%	2/21/40	6,104	4,579
	Amgen Inc.	5.750%	3/15/40	1,123	1,141
	Amgen Inc.	2.800%	8/15/41	5,150	3,667
	Amgen Inc.	4.950%	10/1/41	1,049	977
	Amgen Inc.	5.150%	11/15/41	3,870	3,684
	Amgen Inc.	5.650%	6/15/42	1,207	1,216
	Amgen Inc.	5.600%	3/2/43	12,308	12,348
	Amgen Inc.	4.400%	5/1/45	8,290	7,076
	Amgen Inc.	4.563%	6/15/48	4,100	3,550
	Amgen Inc.	3.375%	2/21/50	7,103	5,067
	Amgen Inc.	4.663%	6/15/51	12,234	10,611
	Amgen Inc.	3.000%	1/15/52	2,389	1,597
	Amgen Inc.	4.200%	2/22/52	3,150	2,551
	Amgen Inc.	4.875%	3/1/53	4,339	3,893
	Amgen Inc.	5.650%	3/2/53	14,029	14,036
	Amgen Inc.	2.770%	9/1/53	3,119	1,900
	Amgen Inc.	4.400%	2/22/62	3,558	2,859
	Amgen Inc.	5.750%	3/2/63	9,720	9,724
[1]	Ascension Health	3.106%	11/15/39	1,681	1,310
	Ascension Health	3.945%	11/15/46	4,007	3,358
[1]	Ascension Health	4.847%	11/15/53	1,545	1,475
	AstraZeneca plc	6.450%	9/15/37	10,238	11,529
	AstraZeneca plc	4.000%	9/18/42	3,702	3,164
	AstraZeneca plc	4.375%	11/16/45	4,542	4,015
	AstraZeneca plc	4.375%	8/17/48	1,241	1,102
	AstraZeneca plc	2.125%	8/6/50	2,045	1,206
	AstraZeneca plc	3.000%	5/28/51	3,342	2,311
	Banner Health	2.907%	1/1/42	911	664
[1]	Banner Health	3.181%	1/1/50	1,460	1,042
	Banner Health	2.913%	1/1/51	868	575
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	1,115	659
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,795	1,331
	Baxalta Inc.	5.250%	6/23/45	1,618	1,558
	Baxter International Inc.	3.500%	8/15/46	1,555	1,100
	Baxter International Inc.	3.132%	12/1/51	3,077	2,001
[1]	BayCare Health System Inc.	3.831%	11/15/50	1,749	1,424
	Baylor Scott & White Holdings	4.185%	11/15/45	886	776
	Baylor Scott & White Holdings	3.967%	11/15/46	1,278	1,030
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	2,782	1,844
	Becton Dickinson & Co.	4.685%	12/15/44	3,337	2,994
	Becton Dickinson & Co.	4.669%	6/6/47	8,081	7,157
	Becton Dickinson & Co.	3.794%	5/20/50	670	518
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	1,495	949
	Biogen Inc.	5.200%	9/15/45	2,670	2,513
	Biogen Inc.	3.150%	5/1/50	5,769	3,809
	Biogen Inc.	3.250%	2/15/51	1,207	823
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	1,135	803
	Boston Scientific Corp.	6.500%	11/15/35	884	976
	Boston Scientific Corp.	4.550%	3/1/39	1,539	1,429
	Boston Scientific Corp.	7.375%	1/15/40	981	1,152
	Boston Scientific Corp.	4.700%	3/1/49	2,772	2,538

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	4.125%	6/15/39	7,521	6,554
	Bristol-Myers Squibb Co.	2.350%	11/13/40	2,786	1,869
	Bristol-Myers Squibb Co.	3.550%	3/15/42	5,266	4,152
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,021	771
	Bristol-Myers Squibb Co.	4.500%	3/1/44	690	617
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,820	2,553
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,099	2,632
	Bristol-Myers Squibb Co.	4.550%	2/20/48	4,783	4,207
	Bristol-Myers Squibb Co.	4.250%	10/26/49	11,378	9,524
	Bristol-Myers Squibb Co.	2.550%	11/13/50	5,271	3,195
	Bristol-Myers Squibb Co.	3.700%	3/15/52	6,552	4,953
	Bristol-Myers Squibb Co.	6.250%	11/15/53	5,295	5,875
	Bristol-Myers Squibb Co.	5.550%	2/22/54	7,211	7,298
	Bristol-Myers Squibb Co.	3.900%	3/15/62	5,706	4,255
	Bristol-Myers Squibb Co.	6.400%	11/15/63	5,522	6,159
	Cardinal Health Inc.	4.600%	3/15/43	869	747
	Cardinal Health Inc.	4.500%	11/15/44	976	823
	Cardinal Health Inc.	4.900%	9/15/45	1,199	1,060
	Cardinal Health Inc.	4.368%	6/15/47	2,976	2,442
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,415	983
	Cencora Inc.	4.250%	3/1/45	1,178	1,024
	Cencora Inc.	4.300%	12/15/47	2,394	2,035
	Children's Health System of Texas	2.511%	8/15/50	1,703	1,053
[1]	Children's Hospital	2.928%	7/15/50	1,140	741
[1]	Children's Hospital Corp.	4.115%	1/1/47	1,684	1,433
[1]	Children's Hospital Corp.	2.585%	2/1/50	912	574
	Children's Hospital Medical Center	4.268%	5/15/44	925	817
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	827	542
	Cigna Group	4.800%	8/15/38	8,025	7,443
	Cigna Group	3.200%	3/15/40	2,700	2,016
[1]	Cigna Group	6.125%	11/15/41	1,168	1,235
[1]	Cigna Group	4.800%	7/15/46	3,538	3,162
[1]	Cigna Group	3.875%	10/15/47	3,001	2,306
	Cigna Group	4.900%	12/15/48	10,697	9,610
	Cigna Group	3.400%	3/15/50	6,684	4,651
	Cigna Group	3.400%	3/15/51	5,263	3,660
	Cigna Group	5.600%	2/15/54	3,000	2,954
[1]	City of Hope	5.623%	11/15/43	1,286	1,263
[1]	City of Hope	4.378%	8/15/48	985	811
[1]	CommonSpirit Health	4.350%	11/1/42	2,313	1,973
	CommonSpirit Health	3.817%	10/1/49	2,014	1,549
	CommonSpirit Health	4.187%	10/1/49	3,239	2,624
	CommonSpirit Health	3.910%	10/1/50	1,003	774
	CommonSpirit Health	6.461%	11/1/52	1,000	1,119
[1]	Community Health Network Inc.	3.099%	5/1/50	1,491	1,005
[1]	Corewell Health Obligated Group	3.487%	7/15/49	1,520	1,145
[1]	Cottage Health Obligated Group	3.304%	11/1/49	1,985	1,431
	CVS Health Corp.	4.875%	7/20/35	1,138	1,085
	CVS Health Corp.	4.780%	3/25/38	17,389	15,820
	CVS Health Corp.	6.125%	9/15/39	2,236	2,297
	CVS Health Corp.	4.125%	4/1/40	4,154	3,410
	CVS Health Corp.	2.700%	8/21/40	5,813	3,957
	CVS Health Corp.	5.300%	12/5/43	2,602	2,418
	CVS Health Corp.	5.125%	7/20/45	11,730	10,679
	CVS Health Corp.	5.050%	3/25/48	29,230	26,116
	CVS Health Corp.	4.250%	4/1/50	1,375	1,098
	CVS Health Corp.	5.625%	2/21/53	4,705	4,517
	CVS Health Corp.	5.875%	6/1/53	3,879	3,865
	CVS Health Corp.	6.000%	6/1/63	2,472	2,476
	Danaher Corp.	4.375%	9/15/45	1,995	1,768
	Danaher Corp.	2.600%	10/1/50	3,585	2,257
	Danaher Corp.	2.800%	12/10/51	3,603	2,335
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	799	606
	DH Europe Finance II Sarl	3.250%	11/15/39	2,218	1,762
	DH Europe Finance II Sarl	3.400%	11/15/49	2,678	1,995
	Dignity Health	4.500%	11/1/42	867	743
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dignity Health	5.267%	11/1/64	1,248	1,160
[1]	Duke University Health System Inc.	3.920%	6/1/47	1,756	1,451
	Elevance Health Inc.	5.950%	12/15/34	734	771
	Elevance Health Inc.	5.850%	1/15/36	283	295
	Elevance Health Inc.	4.625%	5/15/42	3,179	2,860
	Elevance Health Inc.	4.650%	1/15/43	3,044	2,747
	Elevance Health Inc.	5.100%	1/15/44	2,488	2,339
	Elevance Health Inc.	4.650%	8/15/44	2,826	2,512
	Elevance Health Inc.	4.375%	12/1/47	6,361	5,402
	Elevance Health Inc.	4.550%	3/1/48	4,692	4,086
	Elevance Health Inc.	3.700%	9/15/49	1,415	1,072
	Elevance Health Inc.	3.125%	5/15/50	3,324	2,269
	Elevance Health Inc.	3.600%	3/15/51	3,844	2,862
	Elevance Health Inc.	4.550%	5/15/52	1,078	935
	Elevance Health Inc.	6.100%	10/15/52	4,322	4,636
	Elevance Health Inc.	5.125%	2/15/53	5,253	4,972
	Eli Lilly & Co.	5.550%	3/15/37	950	1,002
	Eli Lilly & Co.	3.700%	3/1/45	530	438
	Eli Lilly & Co.	3.950%	5/15/47	900	774
	Eli Lilly & Co.	3.950%	3/15/49	3,687	3,092
	Eli Lilly & Co.	2.250%	5/15/50	4,495	2,724
	Eli Lilly & Co.	4.875%	2/27/53	4,408	4,273
	Eli Lilly & Co.	4.150%	3/15/59	1,234	1,038
	Eli Lilly & Co.	2.500%	9/15/60	2,790	1,623
	Eli Lilly & Co.	4.950%	2/27/63	3,480	3,349
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	845	659
[1]	Fred Hutchinson Cancer Center	4.966%	1/1/52	1,010	951
	GE HealthCare Technologies Inc.	6.377%	11/22/52	3,415	3,785
	Gilead Sciences Inc.	4.600%	9/1/35	4,036	3,821
	Gilead Sciences Inc.	4.000%	9/1/36	2,055	1,818
	Gilead Sciences Inc.	2.600%	10/1/40	3,270	2,279
	Gilead Sciences Inc.	5.650%	12/1/41	2,472	2,516
	Gilead Sciences Inc.	4.800%	4/1/44	5,858	5,379
	Gilead Sciences Inc.	4.500%	2/1/45	4,852	4,266
	Gilead Sciences Inc.	4.750%	3/1/46	8,915	8,085
	Gilead Sciences Inc.	4.150%	3/1/47	6,698	5,527
	Gilead Sciences Inc.	2.800%	10/1/50	5,172	3,329
	Gilead Sciences Inc.	5.550%	10/15/53	4,715	4,809
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	9,955	11,162
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,764	1,550
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	912	644
	Hackensack Meridian Health Inc.	4.211%	7/1/48	745	646
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,455	966
	Hackensack Meridian Health Inc.	4.500%	7/1/57	927	794
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	1,318	921
	HCA Inc.	5.600%	4/1/34	4,500	4,479
	HCA Inc.	5.125%	6/15/39	3,655	3,398
	HCA Inc.	4.375%	3/15/42	1,254	1,039
	HCA Inc.	5.500%	6/15/47	4,336	4,041
	HCA Inc.	5.250%	6/15/49	6,014	5,387
	HCA Inc.	3.500%	7/15/51	4,699	3,172
	HCA Inc.	4.625%	3/15/52	6,592	5,395
	HCA Inc.	5.900%	6/1/53	3,460	3,399
	HCA Inc.	6.000%	4/1/54	2,750	2,729
	HCA Inc.	6.100%	4/1/64	2,375	2,347
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	2,055	1,677
	Humana Inc.	5.950%	3/15/34	1,510	1,559
	Humana Inc.	4.625%	12/1/42	2,778	2,411
	Humana Inc.	4.950%	10/1/44	4,390	3,958
	Humana Inc.	4.800%	3/15/47	1,632	1,422
	Humana Inc.	3.950%	8/15/49	1,466	1,146
	Humana Inc.	5.500%	3/15/53	2,943	2,851
	IHC Health Services Inc.	4.131%	5/15/48	1,271	1,083
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,104	919

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	949	626
	Inova Health System Foundation	4.068%	5/15/52	1,459	1,242
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,673	1,268
[1]	Iowa Health System	3.665%	2/15/50	898	698
	Johns Hopkins Health System Corp.	3.837%	5/15/46	2,060	1,692
	Johnson & Johnson	3.550%	3/1/36	3,974	3,513
	Johnson & Johnson	3.625%	3/3/37	5,039	4,453
	Johnson & Johnson	5.950%	8/15/37	4,333	4,777
	Johnson & Johnson	3.400%	1/15/38	3,473	2,946
	Johnson & Johnson	5.850%	7/15/38	1,521	1,671
	Johnson & Johnson	2.100%	9/1/40	3,340	2,269
	Johnson & Johnson	4.500%	9/1/40	1,749	1,662
	Johnson & Johnson	4.850%	5/15/41	987	977
	Johnson & Johnson	4.500%	12/5/43	1,987	1,870
	Johnson & Johnson	3.700%	3/1/46	9,438	7,733
	Johnson & Johnson	3.750%	3/3/47	4,143	3,406
	Johnson & Johnson	3.500%	1/15/48	3,245	2,554
	Johnson & Johnson	2.250%	9/1/50	1,197	740
	Johnson & Johnson	2.450%	9/1/60	3,758	2,213
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	5,505	4,028
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,420	1,348
	Kaiser Foundation Hospitals	4.150%	5/1/47	5,640	4,855
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	4,535	3,325
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	4,183	2,867
	Koninklijke Philips NV	6.875%	3/11/38	2,085	2,240
	Koninklijke Philips NV	5.000%	3/15/42	1,271	1,148
	Laboratory Corp. of America Holdings	4.700%	2/1/45	3,971	3,544
[1]	Mass General Brigham Inc.	3.765%	7/1/48	1,008	801
[1]	Mass General Brigham Inc.	3.192%	7/1/49	1,424	1,027
[1]	Mass General Brigham Inc.	4.117%	7/1/55	923	759
[1]	Mass General Brigham Inc.	3.342%	7/1/60	1,911	1,314
[1]	Mayo Clinic	4.000%	11/15/47	948	800
[1]	Mayo Clinic	4.128%	11/15/52	1,058	915
[1]	Mayo Clinic	3.196%	11/15/61	1,630	1,116
[1]	McLaren Health Care Corp.	4.386%	5/15/48	1,442	1,247
[1]	MedStar Health Inc.	3.626%	8/15/49	1,220	924
	Medtronic Inc.	4.375%	3/15/35	6,351	5,988
	Medtronic Inc.	4.625%	3/15/45	8,849	8,193
	Memorial Health Services	3.447%	11/1/49	1,493	1,111
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,405	1,364
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	683	464
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,850	1,573
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,544	1,307
	Merck & Co. Inc.	3.900%	3/7/39	4,150	3,627
	Merck & Co. Inc.	2.350%	6/24/40	4,424	3,063
	Merck & Co. Inc.	3.600%	9/15/42	2,343	1,896
	Merck & Co. Inc.	4.150%	5/18/43	2,987	2,607
	Merck & Co. Inc.	4.900%	5/17/44	3,155	3,029
	Merck & Co. Inc.	3.700%	2/10/45	6,356	5,139
	Merck & Co. Inc.	4.000%	3/7/49	5,975	4,976
	Merck & Co. Inc.	2.450%	6/24/50	3,022	1,855
	Merck & Co. Inc.	2.750%	12/10/51	4,485	2,908
	Merck & Co. Inc.	5.000%	5/17/53	6,970	6,756
	Merck & Co. Inc.	2.900%	12/10/61	5,442	3,371
	Merck & Co. Inc.	5.150%	5/17/63	4,194	4,100
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	785	839
[1]	Methodist Hospital	2.705%	12/1/50	2,105	1,351
[1]	Montefiore Obligated Group	5.246%	11/1/48	971	728
	Montefiore Obligated Group	4.287%	9/1/50	957	587
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	1,125	887
[1]	Mount Sinai Hospital	3.981%	7/1/48	656	523
[1]	Mount Sinai Hospital	3.737%	7/1/49	1,788	1,332
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mount Sinai Hospital	3.391%	7/1/50	1,000	668
	MultiCare Health System	2.803%	8/15/50	1,145	671
	Mylan Inc.	5.400%	11/29/43	965	833
	Mylan Inc.	5.200%	4/15/48	1,632	1,336
[1]	MyMichigan Health	3.409%	6/1/50	1,219	883
	New York & Presbyterian Hospital	2.256%	8/1/40	1,066	719
	New York & Presbyterian Hospital	4.024%	8/1/45	1,457	1,233
	New York & Presbyterian Hospital	4.063%	8/1/56	1,170	944
	New York & Presbyterian Hospital	2.606%	8/1/60	1,193	678
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	1,024	743
	Northwell Healthcare Inc.	3.979%	11/1/46	1,402	1,109
	Northwell Healthcare Inc.	4.260%	11/1/47	3,040	2,458
	Northwell Healthcare Inc.	3.809%	11/1/49	1,618	1,199
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	1,969	1,274
	Novant Health Inc.	2.637%	11/1/36	1,797	1,350
	Novant Health Inc.	3.168%	11/1/51	2,643	1,802
	Novant Health Inc.	3.318%	11/1/61	1,277	840
	Novartis Capital Corp.	3.700%	9/21/42	1,573	1,304
	Novartis Capital Corp.	4.400%	5/6/44	5,933	5,400
	Novartis Capital Corp.	4.000%	11/20/45	5,135	4,366
	Novartis Capital Corp.	2.750%	8/14/50	5,839	3,891
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,194	740
[1]	NYU Langone Hospitals	5.750%	7/1/43	1,250	1,309
	NYU Langone Hospitals	4.784%	7/1/44	1,170	1,097
[1]	NYU Langone Hospitals	4.368%	7/1/47	1,905	1,685
[1]	NYU Langone Hospitals	3.380%	7/1/55	1,927	1,387
	OhioHealth Corp.	2.834%	11/15/41	1,351	987
[1]	OhioHealth Corp.	3.042%	11/15/50	1,530	1,092
	Orlando Health Obligated Group	4.089%	10/1/48	1,014	842
	Orlando Health Obligated Group	3.327%	10/1/50	1,034	757
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	1,003	884
[1]	PeaceHealth Obligated Group	3.218%	11/15/50	540	360
	Pfizer Inc.	4.000%	12/15/36	6,261	5,624
	Pfizer Inc.	4.100%	9/15/38	2,342	2,081
	Pfizer Inc.	3.900%	3/15/39	5,061	4,315
	Pfizer Inc.	7.200%	3/15/39	7,901	9,389
	Pfizer Inc.	2.550%	5/28/40	3,908	2,739
	Pfizer Inc.	4.300%	6/15/43	3,613	3,161
	Pfizer Inc.	4.400%	5/15/44	2,490	2,237
	Pfizer Inc.	4.125%	12/15/46	3,032	2,543
	Pfizer Inc.	4.200%	9/15/48	7,262	6,172
	Pfizer Inc.	4.000%	3/15/49	8,173	6,749
	Pfizer Inc.	2.700%	5/28/50	1,278	841
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	13,882	13,351
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	21,336	20,897
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	10,934	10,534
[1]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,050	739
	Piedmont Healthcare Inc.	2.864%	1/1/52	915	598
	Presbyterian Healthcare Services	4.875%	8/1/52	1,015	966
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,263	965
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,073	829
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	2,456	1,471
	Queen's Health Systems	4.810%	7/1/52	1,150	1,073
	Quest Diagnostics Inc.	4.700%	3/30/45	1,048	926
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,016	708
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	2,723	1,697
	Revvity Inc.	3.625%	3/15/51	684	476
	Royalty Pharma plc	3.300%	9/2/40	3,289	2,409
	Royalty Pharma plc	3.550%	9/2/50	4,601	3,132
	Royalty Pharma plc	3.350%	9/2/51	2,441	1,585
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,292	1,048
	RWJ Barnabas Health Inc.	3.477%	7/1/49	975	726

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Seattle Children's Hospital	2.719%	10/1/50	1,260	812
[1]	Sentara Healthcare	2.927%	11/1/51	974	658
[1]	Sharp HealthCare	2.680%	8/1/50	959	605
[2]	Solventum Corp.	5.900%	4/30/54	2,500	2,448
[2]	Solventum Corp.	6.000%	5/15/64	900	874
[1]	Stanford Health Care	3.795%	11/15/48	1,767	1,432
	Stanford Health Care	3.027%	8/15/51	1,241	858
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	2,403	1,775
	Stryker Corp.	4.100%	4/1/43	900	761
	Stryker Corp.	4.375%	5/15/44	967	851
	Stryker Corp.	4.625%	3/15/46	6,733	6,100
	Stryker Corp.	2.900%	6/15/50	989	672
	Summa Health	3.511%	11/15/51	1,040	774
[1]	Sutter Health	3.161%	8/15/40	1,028	787
[1]	Sutter Health	4.091%	8/15/48	1,340	1,121
[1]	Sutter Health	3.361%	8/15/50	2,104	1,538
	Sutter Health	5.547%	8/15/53	1,160	1,209
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	5,796	4,315
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	7,613	5,217
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	1,890	1,262
	Texas Health Resources	2.328%	11/15/50	905	539
[1]	Texas Health Resources	4.330%	11/15/55	1,066	937
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	6,768	4,863
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	3,024	3,053
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,698	1,698
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,315	1,938
	Toledo Hospital	5.750%	11/15/38	1,460	1,463
[1]	Trinity Health Corp.	2.632%	12/1/40	1,205	847
	Trinity Health Corp.	4.125%	12/1/45	1,345	1,147
[1]	Trinity Health Corp.	3.434%	12/1/48	1,000	760
	UMass Memorial Health Care Obligated Group	5.363%	7/1/52	905	859
	UnitedHealth Group Inc.	4.625%	7/15/35	1,531	1,477
	UnitedHealth Group Inc.	5.800%	3/15/36	2,566	2,713
	UnitedHealth Group Inc.	6.500%	6/15/37	4,602	5,124
	UnitedHealth Group Inc.	6.625%	11/15/37	2,411	2,716
	UnitedHealth Group Inc.	6.875%	2/15/38	4,617	5,362
	UnitedHealth Group Inc.	3.500%	8/15/39	4,230	3,419
	UnitedHealth Group Inc.	2.750%	5/15/40	1,865	1,343
	UnitedHealth Group Inc.	5.700%	10/15/40	1,626	1,688
	UnitedHealth Group Inc.	5.950%	2/15/41	1,382	1,457
	UnitedHealth Group Inc.	3.050%	5/15/41	2,974	2,210
	UnitedHealth Group Inc.	4.625%	11/15/41	1,812	1,654
	UnitedHealth Group Inc.	4.375%	3/15/42	1,589	1,416
	UnitedHealth Group Inc.	3.950%	10/15/42	1,450	1,219
	UnitedHealth Group Inc.	4.250%	3/15/43	3,112	2,713
	UnitedHealth Group Inc.	4.750%	7/15/45	7,061	6,528
	UnitedHealth Group Inc.	4.200%	1/15/47	2,660	2,249
	UnitedHealth Group Inc.	4.250%	4/15/47	797	679
	UnitedHealth Group Inc.	3.750%	10/15/47	4,362	3,382
	UnitedHealth Group Inc.	4.250%	6/15/48	4,237	3,566
	UnitedHealth Group Inc.	4.450%	12/15/48	5,750	5,029
	UnitedHealth Group Inc.	3.700%	8/15/49	4,198	3,231
	UnitedHealth Group Inc.	2.900%	5/15/50	2,261	1,501
	UnitedHealth Group Inc.	3.250%	5/15/51	5,708	4,019
	UnitedHealth Group Inc.	4.750%	5/15/52	5,770	5,258
	UnitedHealth Group Inc.	5.875%	2/15/53	6,890	7,363
	UnitedHealth Group Inc.	5.050%	4/15/53	7,208	6,858
	UnitedHealth Group Inc.	3.875%	8/15/59	4,237	3,225
	UnitedHealth Group Inc.	3.125%	5/15/60	1,675	1,096
	UnitedHealth Group Inc.	4.950%	5/15/62	5,839	5,367
	UnitedHealth Group Inc.	6.050%	2/15/63	6,439	6,988
	UnitedHealth Group Inc.	5.200%	4/15/63	6,178	5,889
	UPMC	5.377%	5/15/43	1,100	1,108
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,978	2,446
	Viatris Inc.	3.850%	6/22/40	5,350	3,927
	Viatris Inc.	4.000%	6/22/50	6,205	4,228
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	WakeMed	3.286%	10/1/52	607	429
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	1,040	658
[1]	Willis-Knighton Medical Center	4.813%	9/1/48	985	866
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,298	847
	Wyeth LLC	6.500%	2/1/34	1,277	1,406
	Wyeth LLC	6.000%	2/15/36	1,365	1,460
	Wyeth LLC	5.950%	4/1/37	4,102	4,377
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,596	952
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,509	1,500
	Zoetis Inc.	4.700%	2/1/43	6,147	5,615
	Zoetis Inc.	3.950%	9/12/47	1,954	1,574
	Zoetis Inc.	4.450%	8/20/48	651	569
	Zoetis Inc.	3.000%	5/15/50	1,755	1,201
					1,205,022
Industrials (8.5%)
[1]	3M Co.	5.700%	3/15/37	1,853	1,933
[1]	3M Co.	3.875%	6/15/44	565	443
[1]	3M Co.	3.125%	9/19/46	779	538
[1]	3M Co.	3.625%	10/15/47	1,949	1,411
[1]	3M Co.	4.000%	9/14/48	4,013	3,236
	3M Co.	3.250%	8/26/49	2,108	1,452
	3M Co.	3.700%	4/15/50	2,296	1,697
	ABB Finance USA Inc.	4.375%	5/8/42	1,489	1,337
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,609	1,355
	Boeing Co.	3.600%	5/1/34	3,556	2,998
	Boeing Co.	3.250%	2/1/35	1,260	1,012
	Boeing Co.	6.625%	2/15/38	990	1,045
	Boeing Co.	3.550%	3/1/38	1,701	1,315
	Boeing Co.	3.500%	3/1/39	726	550
	Boeing Co.	6.875%	3/15/39	1,657	1,801
	Boeing Co.	5.875%	2/15/40	817	805
	Boeing Co.	5.705%	5/1/40	9,776	9,518
	Boeing Co.	3.650%	3/1/47	636	448
	Boeing Co.	3.625%	3/1/48	1,259	875
	Boeing Co.	3.850%	11/1/48	1,662	1,187
	Boeing Co.	3.900%	5/1/49	3,404	2,496
	Boeing Co.	3.750%	2/1/50	5,401	3,826
	Boeing Co.	5.805%	5/1/50	21,502	20,665
	Boeing Co.	3.825%	3/1/59	1,120	775
	Boeing Co.	3.950%	8/1/59	2,883	2,037
	Boeing Co.	5.930%	5/1/60	12,123	11,585
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	741	810
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	2,196	2,396
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	4,552	4,758
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,314	1,274
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,811	1,823
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,544	1,471
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,809	1,608
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,365	1,212
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,257	2,198
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	6,555	6,185
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,488	3,117
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,621	3,048
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	745	681
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,337	1,881
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,965	2,480
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,021	1,667
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,867	2,388
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	3,487	2,626
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,571	1,742
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,250	1,604
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,385	900
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	4,671	4,094
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	4,926	4,814
	Canadian National Railway Co.	6.250%	8/1/34	393	429

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Canadian National Railway Co.	6.200%	6/1/36	2,750	2,997
Canadian National Railway Co.	6.375%	11/15/37	1,330	1,456
Canadian National Railway Co.	3.200%	8/2/46	1,856	1,376
Canadian National Railway Co.	3.650%	2/3/48	2,113	1,674
Canadian National Railway Co.	4.450%	1/20/49	1,370	1,224
Canadian National Railway Co.	2.450%	5/1/50	1,830	1,141
Canadian National Railway Co.	4.400%	8/5/52	2,193	1,931
Canadian Pacific Railway Co.	4.800%	9/15/35	1,081	1,034
Canadian Pacific Railway Co.	5.950%	5/15/37	1,784	1,844
Canadian Pacific Railway Co.	3.000%	12/2/41	3,362	2,833
Canadian Pacific Railway Co.	4.300%	5/15/43	1,941	1,660
Canadian Pacific Railway Co.	4.800%	8/1/45	1,815	1,642
Canadian Pacific Railway Co.	4.950%	8/15/45	1,578	1,446
Canadian Pacific Railway Co.	4.700%	5/1/48	722	635
Canadian Pacific Railway Co.	3.500%	5/1/50	1,915	1,398
Canadian Pacific Railway Co.	3.100%	12/2/51	6,253	4,253
Canadian Pacific Railway Co.	4.200%	11/15/69	1,557	1,218
Canadian Pacific Railway Co.	6.125%	9/15/15	3,142	3,302
Carrier Global Corp.	5.900%	3/15/34	3,350	3,497
Carrier Global Corp.	3.377%	4/5/40	5,357	4,133
Carrier Global Corp.	3.577%	4/5/50	9,043	6,664
Carrier Global Corp.	6.200%	3/15/54	3,980	4,339
Caterpillar Inc.	6.050%	8/15/36	595	652
Caterpillar Inc.	5.200%	5/27/41	2,396	2,421
Caterpillar Inc.	3.803%	8/15/42	5,743	4,792
Caterpillar Inc.	4.300%	5/15/44	880	795
Caterpillar Inc.	3.250%	9/19/49	4,812	3,542
Caterpillar Inc.	3.250%	4/9/50	3,198	2,364
Caterpillar Inc.	4.750%	5/15/64	1,764	1,595
CSX Corp.	6.000%	10/1/36	959	1,020
CSX Corp.	6.150%	5/1/37	3,691	3,999
CSX Corp.	6.220%	4/30/40	1,458	1,580
CSX Corp.	5.500%	4/15/41	2,056	2,075
CSX Corp.	4.750%	5/30/42	1,451	1,336
CSX Corp.	4.400%	3/1/43	892	791
CSX Corp.	4.100%	3/15/44	5,867	4,933
CSX Corp.	3.800%	11/1/46	172	135
CSX Corp.	4.300%	3/1/48	4,750	4,052
CSX Corp.	4.750%	11/15/48	973	886
CSX Corp.	4.500%	3/15/49	991	865
CSX Corp.	3.350%	9/15/49	2,881	2,063
CSX Corp.	3.800%	4/15/50	2,205	1,712
CSX Corp.	3.950%	5/1/50	994	794
CSX Corp.	2.500%	5/15/51	1,399	851
CSX Corp.	4.500%	11/15/52	4,027	3,523
CSX Corp.	4.500%	8/1/54	1,021	888
CSX Corp.	4.250%	11/1/66	2,294	1,828
CSX Corp.	4.650%	3/1/68	1,985	1,706
Cummins Inc.	4.875%	10/1/43	1,765	1,665
Cummins Inc.	2.600%	9/1/50	2,079	1,304
Cummins Inc.	5.450%	2/20/54	2,250	2,262
Deere & Co.	3.900%	6/9/42	7,132	6,086
Deere & Co.	2.875%	9/7/49	1,476	1,027
Deere & Co.	3.750%	4/15/50	1,473	1,206
Dover Corp.	5.375%	10/15/35	1,470	1,495
Dover Corp.	5.375%	3/1/41	1,205	1,185
Eaton Corp.	4.150%	11/2/42	7,641	6,633
Eaton Corp.	3.915%	9/15/47	706	578
Eaton Corp.	4.700%	8/23/52	1,625	1,499
Emerson Electric Co.	5.250%	11/15/39	975	985
Emerson Electric Co.	2.750%	10/15/50	1,465	935
Emerson Electric Co.	2.800%	12/21/51	4,830	3,108
FedEx Corp.	3.900%	2/1/35	1,157	1,018
FedEx Corp.	3.250%	5/15/41	1,768	1,303
FedEx Corp.	3.875%	8/1/42	886	703
FedEx Corp.	4.100%	4/15/43	1,009	822
FedEx Corp.	5.100%	1/15/44	1,176	1,087
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	4.100%	2/1/45	3,200	2,564
	FedEx Corp.	4.750%	11/15/45	3,846	3,366
	FedEx Corp.	4.550%	4/1/46	4,520	3,850
	FedEx Corp.	4.400%	1/15/47	2,166	1,797
	FedEx Corp.	4.050%	2/15/48	3,995	3,141
	FedEx Corp.	4.950%	10/17/48	2,970	2,674
	FedEx Corp.	5.250%	5/15/50	6,681	6,304
	Fortive Corp.	4.300%	6/15/46	1,283	1,059
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	4,180	3,912
	General Dynamics Corp.	4.250%	4/1/40	180	160
	General Dynamics Corp.	2.850%	6/1/41	1,785	1,293
	General Dynamics Corp.	3.600%	11/15/42	1,758	1,415
	General Dynamics Corp.	4.250%	4/1/50	2,689	2,315
[1]	General Electric Co.	5.875%	1/14/38	4,290	4,554
[1]	General Electric Co.	6.875%	1/10/39	456	539
	General Electric Co.	4.500%	3/11/44	3,066	2,774
	General Electric Co.	4.350%	5/1/50	1,301	1,145
[3]	Honeywell International Inc.	5.000%	3/1/35	1,000	998
	Honeywell International Inc.	5.700%	3/15/36	982	1,037
	Honeywell International Inc.	5.700%	3/15/37	935	980
	Honeywell International Inc.	5.375%	3/1/41	3,031	3,113
	Honeywell International Inc.	3.812%	11/21/47	1,524	1,228
	Honeywell International Inc.	2.800%	6/1/50	2,570	1,772
[3]	Honeywell International Inc.	5.250%	3/1/54	7,000	6,979
[3]	Honeywell International Inc.	5.350%	3/1/64	2,225	2,221
	Howmet Aerospace Inc.	5.950%	2/1/37	2,290	2,338
	Illinois Tool Works Inc.	4.875%	9/15/41	2,002	1,934
	Illinois Tool Works Inc.	3.900%	9/1/42	3,901	3,321
	Jacobs Engineering Group Inc.	5.900%	3/1/33	519	519
[1]	Johnson Controls International plc	6.000%	1/15/36	970	1,019
[1]	Johnson Controls International plc	4.625%	7/2/44	860	751
	Johnson Controls International plc	4.500%	2/15/47	1,475	1,267
[1]	Johnson Controls International plc	4.950%	7/2/64	1,416	1,258
	L3Harris Technologies Inc.	4.854%	4/27/35	1,265	1,199
	L3Harris Technologies Inc.	6.150%	12/15/40	1,130	1,186
	L3Harris Technologies Inc.	5.600%	7/31/53	2,285	2,297
	Lockheed Martin Corp.	3.600%	3/1/35	1,162	1,015
	Lockheed Martin Corp.	4.500%	5/15/36	1,591	1,505
[1]	Lockheed Martin Corp.	6.150%	9/1/36	2,187	2,366
	Lockheed Martin Corp.	5.720%	6/1/40	959	1,007
	Lockheed Martin Corp.	4.070%	12/15/42	4,929	4,225
	Lockheed Martin Corp.	3.800%	3/1/45	5,553	4,498
	Lockheed Martin Corp.	4.700%	5/15/46	1,159	1,068
	Lockheed Martin Corp.	2.800%	6/15/50	3,014	1,990
	Lockheed Martin Corp.	4.090%	9/15/52	4,727	3,926
	Lockheed Martin Corp.	4.150%	6/15/53	2,543	2,107
	Lockheed Martin Corp.	5.700%	11/15/54	3,963	4,178
	Lockheed Martin Corp.	5.200%	2/15/55	2,774	2,727
	Lockheed Martin Corp.	4.300%	6/15/62	2,940	2,448
	Lockheed Martin Corp.	5.900%	11/15/63	3,750	4,067
	Lockheed Martin Corp.	5.200%	2/15/64	2,340	2,286
[1]	Nature Conservancy	3.957%	3/1/52	1,525	1,284
	Norfolk Southern Corp.	5.550%	3/15/34	1,625	1,667
	Norfolk Southern Corp.	4.837%	10/1/41	2,025	1,887
	Norfolk Southern Corp.	3.950%	10/1/42	3,061	2,510
	Norfolk Southern Corp.	4.650%	1/15/46	975	864
	Norfolk Southern Corp.	3.942%	11/1/47	2,711	2,141
	Norfolk Southern Corp.	4.150%	2/28/48	2,950	2,438
	Norfolk Southern Corp.	4.100%	5/15/49	1,882	1,528
	Norfolk Southern Corp.	3.400%	11/1/49	2,006	1,456
	Norfolk Southern Corp.	3.050%	5/15/50	6,034	4,036
	Norfolk Southern Corp.	4.050%	8/15/52	2,467	1,966
	Norfolk Southern Corp.	3.700%	3/15/53	784	583
	Norfolk Southern Corp.	4.550%	6/1/53	4,472	3,870
	Norfolk Southern Corp.	5.350%	8/1/54	4,568	4,482
	Norfolk Southern Corp.	3.155%	5/15/55	2,758	1,807

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	5.950%	3/15/64	2,600	2,739
	Norfolk Southern Corp.	4.100%	5/15/21	1,615	1,165
	Northrop Grumman Corp.	4.900%	6/1/34	2,275	2,216
	Northrop Grumman Corp.	5.150%	5/1/40	2,170	2,106
	Northrop Grumman Corp.	5.050%	11/15/40	851	817
	Northrop Grumman Corp.	4.750%	6/1/43	2,995	2,720
	Northrop Grumman Corp.	3.850%	4/15/45	1,869	1,483
	Northrop Grumman Corp.	4.030%	10/15/47	10,671	8,592
	Northrop Grumman Corp.	5.250%	5/1/50	2,330	2,249
	Northrop Grumman Corp.	4.950%	3/15/53	3,275	3,031
	Northrop Grumman Corp.	5.200%	6/1/54	3,315	3,187
	Otis Worldwide Corp.	3.112%	2/15/40	2,653	2,017
	Otis Worldwide Corp.	3.362%	2/15/50	2,788	2,016
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	2,203	2,028
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	841	904
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	1,352	1,186
	Parker-Hannifin Corp.	4.100%	3/1/47	1,703	1,398
	Parker-Hannifin Corp.	4.000%	6/14/49	4,306	3,513
	Precision Castparts Corp.	3.900%	1/15/43	1,926	1,624
	Precision Castparts Corp.	4.375%	6/15/45	1,159	1,017
	Republic Services Inc.	5.000%	4/1/34	4,255	4,190
	Republic Services Inc.	6.200%	3/1/40	919	1,001
	Republic Services Inc.	5.700%	5/15/41	908	942
	Republic Services Inc.	3.050%	3/1/50	938	649
	Rockwell Automation Inc.	4.200%	3/1/49	1,717	1,463
	Rockwell Automation Inc.	2.800%	8/15/61	1,483	886
	RTX Corp.	6.100%	3/15/34	4,175	4,414
	RTX Corp.	5.400%	5/1/35	1,414	1,426
	RTX Corp.	6.050%	6/1/36	2,017	2,112
	RTX Corp.	6.125%	7/15/38	2,492	2,632
	RTX Corp.	4.450%	11/16/38	6,749	5,994
	RTX Corp.	4.875%	10/15/40	1,054	975
	RTX Corp.	4.700%	12/15/41	1,707	1,525
	RTX Corp.	4.500%	6/1/42	13,180	11,528
	RTX Corp.	4.800%	12/15/43	1,793	1,610
	RTX Corp.	4.150%	5/15/45	2,496	2,039
	RTX Corp.	3.750%	11/1/46	2,108	1,600
	RTX Corp.	4.350%	4/15/47	4,075	3,405
	RTX Corp.	4.050%	5/4/47	2,370	1,899
	RTX Corp.	4.625%	11/16/48	4,453	3,867
	RTX Corp.	3.125%	7/1/50	2,873	1,931
	RTX Corp.	2.820%	9/1/51	3,473	2,165
	RTX Corp.	3.030%	3/15/52	3,765	2,449
	RTX Corp.	5.375%	2/27/53	4,331	4,180
	RTX Corp.	6.400%	3/15/54	5,455	6,038
	Trane Technologies Financing Ltd.	4.650%	11/1/44	956	858
	Trane Technologies Financing Ltd.	4.500%	3/21/49	1,041	921
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	2,178	2,251
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	769	661
	Tyco Electronics Group SA	7.125%	10/1/37	1,523	1,748
	Union Pacific Corp.	3.375%	2/1/35	918	784
	Union Pacific Corp.	2.891%	4/6/36	2,266	1,827
	Union Pacific Corp.	3.600%	9/15/37	1,402	1,198
[1]	Union Pacific Corp.	3.550%	8/15/39	1,070	878
	Union Pacific Corp.	3.200%	5/20/41	3,256	2,505
	Union Pacific Corp.	3.375%	2/14/42	772	603
	Union Pacific Corp.	4.050%	3/1/46	1,549	1,275
	Union Pacific Corp.	3.350%	8/15/46	1,144	826
	Union Pacific Corp.	4.000%	4/15/47	3,246	2,639
	Union Pacific Corp.	4.300%	3/1/49	597	506
	Union Pacific Corp.	3.250%	2/5/50	5,779	4,168
	Union Pacific Corp.	3.799%	10/1/51	6,037	4,760
	Union Pacific Corp.	2.950%	3/10/52	1,534	1,026
	Union Pacific Corp.	4.950%	9/9/52	2,661	2,547
	Union Pacific Corp.	3.500%	2/14/53	3,362	2,500
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	4.950%	5/15/53	3,660	3,501
	Union Pacific Corp.	3.875%	2/1/55	1,411	1,095
	Union Pacific Corp.	3.950%	8/15/59	542	420
	Union Pacific Corp.	3.839%	3/20/60	7,681	5,824
	Union Pacific Corp.	3.550%	5/20/61	2,687	1,916
	Union Pacific Corp.	2.973%	9/16/62	3,656	2,261
	Union Pacific Corp.	5.150%	1/20/63	1,979	1,894
	Union Pacific Corp.	4.100%	9/15/67	1,540	1,210
	Union Pacific Corp.	3.750%	2/5/70	2,327	1,701
	Union Pacific Corp.	3.799%	4/6/71	4,647	3,402
	Union Pacific Corp.	3.850%	2/14/72	881	653
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	4,770	4,822
	United Parcel Service Inc.	6.200%	1/15/38	5,318	5,816
	United Parcel Service Inc.	5.200%	4/1/40	1,974	1,962
	United Parcel Service Inc.	4.875%	11/15/40	1,420	1,361
	United Parcel Service Inc.	3.625%	10/1/42	1,736	1,405
	United Parcel Service Inc.	3.400%	11/15/46	710	542
	United Parcel Service Inc.	3.750%	11/15/47	5,445	4,307
	United Parcel Service Inc.	4.250%	3/15/49	1,839	1,581
	United Parcel Service Inc.	3.400%	9/1/49	2,189	1,635
	United Parcel Service Inc.	5.300%	4/1/50	3,955	3,966
	United Parcel Service Inc.	5.050%	3/3/53	3,865	3,746
	Valmont Industries Inc.	5.000%	10/1/44	1,286	1,120
	Valmont Industries Inc.	5.250%	10/1/54	583	502
	Waste Connections Inc.	3.050%	4/1/50	1,257	849
	Waste Connections Inc.	2.950%	1/15/52	5,423	3,588
	Waste Management Inc.	2.950%	6/1/41	1,558	1,151
	Waste Management Inc.	4.150%	7/15/49	2,666	2,253
	Waste Management Inc.	2.500%	11/15/50	2,968	1,834
[3]	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	1,000	1,004
	WW Grainger Inc.	4.600%	6/15/45	3,954	3,600
	WW Grainger Inc.	3.750%	5/15/46	769	617
	WW Grainger Inc.	4.200%	5/15/47	1,170	1,005
	Xylem Inc.	4.375%	11/1/46	883	747
					644,252
Materials (3.4%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,222	1,600
	Air Products and Chemicals Inc.	2.800%	5/15/50	3,593	2,387
	Albemarle Corp.	5.450%	12/1/44	1,300	1,183
	Albemarle Corp.	5.650%	6/1/52	1,360	1,219
	ArcelorMittal SA	7.000%	10/15/39	3,672	3,915
	ArcelorMittal SA	6.750%	3/1/41	1,730	1,775
	Barrick Gold Corp.	6.450%	10/15/35	835	903
	Barrick North America Finance LLC	5.700%	5/30/41	2,502	2,531
	Barrick North America Finance LLC	5.750%	5/1/43	2,845	2,907
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	3,834	3,919
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,932	2,525
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	8,643	8,264
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	3,158	3,219
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,343	1,134
	CF Industries Inc.	5.150%	3/15/34	2,805	2,718
	CF Industries Inc.	4.950%	6/1/43	2,827	2,501
	CF Industries Inc.	5.375%	3/15/44	2,896	2,697
	Dow Chemical Co.	4.250%	10/1/34	1,239	1,140
	Dow Chemical Co.	9.400%	5/15/39	2,036	2,715
	Dow Chemical Co.	5.250%	11/15/41	4,096	3,836
	Dow Chemical Co.	4.375%	11/15/42	4,471	3,774
	Dow Chemical Co.	4.625%	10/1/44	1,590	1,379
	Dow Chemical Co.	5.550%	11/30/48	2,482	2,413
	Dow Chemical Co.	4.800%	5/15/49	2,191	1,902
	Dow Chemical Co.	3.600%	11/15/50	3,507	2,551
	Dow Chemical Co.	6.900%	5/15/53	4,864	5,559
	DuPont de Nemours Inc.	5.319%	11/15/38	3,935	3,893
	DuPont de Nemours Inc.	5.419%	11/15/48	7,149	7,018
	Eastman Chemical Co.	4.800%	9/1/42	2,969	2,603

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eastman Chemical Co.	4.650%	10/15/44	3,524	2,978
	Ecolab Inc.	2.125%	8/15/50	1,061	613
	Ecolab Inc.	2.700%	12/15/51	6,667	4,211
	Ecolab Inc.	2.750%	8/18/55	1,563	971
	FMC Corp.	4.500%	10/1/49	1,710	1,271
	FMC Corp.	6.375%	5/18/53	1,397	1,364
	Freeport-McMoRan Inc.	5.400%	11/14/34	2,476	2,404
	Freeport-McMoRan Inc.	5.450%	3/15/43	6,035	5,622
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,298	970
	International Flavors & Fragrances Inc.	5.000%	9/26/48	2,876	2,412
	International Paper Co.	5.000%	9/15/35	1,711	1,659
	International Paper Co.	6.000%	11/15/41	3,296	3,395
	International Paper Co.	4.800%	6/15/44	2,706	2,409
	International Paper Co.	4.400%	8/15/47	2,266	1,883
	International Paper Co.	4.350%	8/15/48	2,705	2,291
	Lafarge SA	7.125%	7/15/36	1,359	1,506
	Linde Inc.	3.550%	11/7/42	1,813	1,448
	Linde Inc.	2.000%	8/10/50	1,246	699
	Lubrizol Corp.	6.500%	10/1/34	1,380	1,559
	LYB International Finance BV	5.250%	7/15/43	3,679	3,374
	LYB International Finance BV	4.875%	3/15/44	2,166	1,900
	LYB International Finance III LLC	3.375%	10/1/40	5,383	3,987
	LYB International Finance III LLC	4.200%	10/15/49	2,663	2,055
	LYB International Finance III LLC	4.200%	5/1/50	2,997	2,316
	LYB International Finance III LLC	3.625%	4/1/51	4,366	3,033
	LYB International Finance III LLC	3.800%	10/1/60	1,391	941
	LyondellBasell Industries NV	4.625%	2/26/55	3,531	2,900
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,580	1,313
	Martin Marietta Materials Inc.	3.200%	7/15/51	3,238	2,241
	Mosaic Co.	4.875%	11/15/41	849	741
	Mosaic Co.	5.625%	11/15/43	2,224	2,131
[1]	Newmont Corp.	5.875%	4/1/35	1,669	1,717
	Newmont Corp.	6.250%	10/1/39	4,259	4,504
	Newmont Corp.	4.875%	3/15/42	6,450	5,926
	Newmont Corp.	5.450%	6/9/44	1,633	1,595
	Nucor Corp.	6.400%	12/1/37	3,351	3,665
	Nucor Corp.	5.200%	8/1/43	1,436	1,403
	Nucor Corp.	2.979%	12/15/55	3,907	2,512
	Nutrien Ltd.	4.125%	3/15/35	1,266	1,140
	Nutrien Ltd.	5.875%	12/1/36	1,866	1,910
	Nutrien Ltd.	5.625%	12/1/40	1,005	983
	Nutrien Ltd.	4.900%	6/1/43	1,326	1,198
	Nutrien Ltd.	5.250%	1/15/45	1,482	1,379
	Nutrien Ltd.	5.000%	4/1/49	1,959	1,768
	Nutrien Ltd.	3.950%	5/13/50	1,127	878
	Nutrien Ltd.	5.800%	3/27/53	5,210	5,215
	Packaging Corp. of America	4.050%	12/15/49	1,416	1,118
	Packaging Corp. of America	3.050%	10/1/51	2,640	1,759
	Rio Tinto Alcan Inc.	5.750%	6/1/35	602	623
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,107	3,056
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	3,690	2,340
	Rio Tinto Finance USA plc	4.750%	3/22/42	963	903
	Rio Tinto Finance USA plc	4.125%	8/21/42	2,117	1,811
	Rio Tinto Finance USA plc	5.125%	3/9/53	3,199	3,074
	RPM International Inc.	5.250%	6/1/45	992	910
	RPM International Inc.	4.250%	1/15/48	1,035	832
	Sherwin-Williams Co.	4.000%	12/15/42	952	777
	Sherwin-Williams Co.	4.550%	8/1/45	936	806
	Sherwin-Williams Co.	4.500%	6/1/47	4,012	3,463
	Sherwin-Williams Co.	3.800%	8/15/49	997	769
	Sherwin-Williams Co.	3.300%	5/15/50	915	640
	Sherwin-Williams Co.	2.900%	3/15/52	906	584
	Sonoco Products Co.	5.750%	11/1/40	1,588	1,597
	Southern Copper Corp.	7.500%	7/27/35	2,782	3,201
	Southern Copper Corp.	6.750%	4/16/40	4,045	4,460
	Southern Copper Corp.	5.250%	11/8/42	3,916	3,683
	Southern Copper Corp.	5.875%	4/23/45	5,717	5,687
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Steel Dynamics Inc.	3.250%	10/15/50	1,470	963
	Teck Resources Ltd.	6.125%	10/1/35	1,120	1,145
	Teck Resources Ltd.	6.000%	8/15/40	1,797	1,780
	Teck Resources Ltd.	5.200%	3/1/42	1,365	1,231
	Teck Resources Ltd.	5.400%	2/1/43	1,308	1,212
	Vale Overseas Ltd.	6.875%	11/21/36	4,386	4,694
	Vale Overseas Ltd.	6.875%	11/10/39	4,043	4,323
	Vale SA	5.625%	9/11/42	1,705	1,667
	Vulcan Materials Co.	4.500%	6/15/47	2,425	2,097
	Vulcan Materials Co.	4.700%	3/1/48	1,820	1,630
	Westlake Corp.	2.875%	8/15/41	1,300	885
	Westlake Corp.	5.000%	8/15/46	3,661	3,257
	Westlake Corp.	4.375%	11/15/47	948	779
	Westlake Corp.	3.125%	8/15/51	3,303	2,080
	Westlake Corp.	3.375%	8/15/61	1,580	978
					257,384
Real Estate (1.4%)
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	4,965	4,003
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	2,661	2,476
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,103	964
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	2,416	1,820
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	2,638	1,655
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	3,981	2,762
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	2,000	1,925
	American Homes 4 Rent LP	3.375%	7/15/51	1,055	697
	American Homes 4 Rent LP	4.300%	4/15/52	1,155	901
	American Tower Corp.	3.700%	10/15/49	2,094	1,529
	American Tower Corp.	3.100%	6/15/50	3,472	2,269
	American Tower Corp.	2.950%	1/15/51	3,626	2,297
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	1,050	820
[1]	AvalonBay Communities Inc.	4.150%	7/1/47	505	410
[1]	AvalonBay Communities Inc.	4.350%	4/15/48	880	743
	Camden Property Trust	3.350%	11/1/49	778	555
	CBRE Services Inc.	5.950%	8/15/34	3,001	3,031
	Crown Castle Inc.	2.900%	4/1/41	5,961	4,138
	Crown Castle Inc.	4.750%	5/15/47	1,454	1,229
	Crown Castle Inc.	5.200%	2/15/49	1,991	1,801
	Crown Castle Inc.	4.000%	11/15/49	994	765
	Crown Castle Inc.	4.150%	7/1/50	1,233	975
	Crown Castle Inc.	3.250%	1/15/51	2,507	1,692
	Equinix Inc.	3.000%	7/15/50	1,442	935
	Equinix Inc.	2.950%	9/15/51	662	421
	Equinix Inc.	3.400%	2/15/52	1,809	1,254
	ERP Operating LP	4.500%	7/1/44	4,134	3,555
	ERP Operating LP	4.500%	6/1/45	1,069	892
	ERP Operating LP	4.000%	8/1/47	827	636
	Essex Portfolio LP	4.500%	3/15/48	1,010	845
	Essex Portfolio LP	2.650%	9/1/50	1,127	654
	Federal Realty OP LP	4.500%	12/1/44	1,837	1,495
	Healthpeak OP LLC	6.750%	2/1/41	1,146	1,255
	Kilroy Realty LP	2.650%	11/15/33	1,496	1,090
	Kimco Realty OP LLC	6.400%	3/1/34	1,655	1,742
	Kimco Realty OP LLC	4.250%	4/1/45	696	545
	Kimco Realty OP LLC	4.125%	12/1/46	993	756
	Kimco Realty OP LLC	4.450%	9/1/47	863	687
	Kimco Realty OP LLC	3.700%	10/1/49	937	674
	Kite Realty Group LP	5.500%	3/1/34	1,130	1,104
	Mid-America Apartments LP	5.000%	3/15/34	1,100	1,071
	Mid-America Apartments LP	2.875%	9/15/51	571	363
	NNN REIT Inc.	4.800%	10/15/48	1,176	1,009
	NNN REIT Inc.	3.100%	4/15/50	1,002	649
	NNN REIT Inc.	3.000%	4/15/52	2,086	1,329
	Prologis LP	4.375%	9/15/48	515	438
	Prologis LP	3.050%	3/1/50	1,546	1,049
	Prologis LP	3.000%	4/15/50	2,781	1,881
	Prologis LP	2.125%	10/15/50	3,306	1,805
	Prologis LP	5.250%	6/15/53	3,991	3,867

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prologis LP	5.250%	3/15/54	3,100	2,969
	Public Storage Operating Co.	5.350%	8/1/53	2,120	2,108
	Realty Income Corp.	4.650%	3/15/47	3,247	2,832
	Regency Centers LP	4.400%	2/1/47	1,415	1,132
	Regency Centers LP	4.650%	3/15/49	969	820
	Simon Property Group LP	6.250%	1/15/34	1,500	1,579
	Simon Property Group LP	6.750%	2/1/40	1,061	1,167
	Simon Property Group LP	4.750%	3/15/42	991	884
	Simon Property Group LP	4.250%	10/1/44	1,028	840
	Simon Property Group LP	4.250%	11/30/46	1,000	811
	Simon Property Group LP	3.250%	9/13/49	4,864	3,382
	Simon Property Group LP	3.800%	7/15/50	2,885	2,180
	Simon Property Group LP	5.850%	3/8/53	3,239	3,289
	Simon Property Group LP	6.650%	1/15/54	1,605	1,805
	UDR Inc.	3.100%	11/1/34	1,487	1,196
	Ventas Realty LP	5.700%	9/30/43	2,234	2,110
	Ventas Realty LP	4.375%	2/1/45	1,521	1,204
	VICI Properties LP	5.625%	5/15/52	2,901	2,615
	Welltower OP LLC	6.500%	3/15/41	1,388	1,500
	Welltower OP LLC	4.950%	9/1/48	2,130	1,915
	Weyerhaeuser Co.	4.000%	3/9/52	1,775	1,391
					109,187
Technology (8.9%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	1,660	1,465
	Analog Devices Inc.	2.800%	10/1/41	1,701	1,207
	Analog Devices Inc.	5.300%	12/15/45	895	873
	Analog Devices Inc.	2.950%	10/1/51	5,442	3,625
	Apple Inc.	4.500%	2/23/36	4,281	4,207
	Apple Inc.	2.375%	2/8/41	4,766	3,352
	Apple Inc.	3.850%	5/4/43	10,354	8,857
	Apple Inc.	4.450%	5/6/44	2,479	2,317
	Apple Inc.	3.450%	2/9/45	8,005	6,358
	Apple Inc.	4.375%	5/13/45	6,249	5,702
	Apple Inc.	4.650%	2/23/46	13,731	12,976
	Apple Inc.	3.850%	8/4/46	5,365	4,480
	Apple Inc.	4.250%	2/9/47	5,369	4,818
	Apple Inc.	3.750%	9/12/47	4,243	3,446
	Apple Inc.	3.750%	11/13/47	4,791	3,897
	Apple Inc.	2.950%	9/11/49	6,475	4,516
	Apple Inc.	2.650%	5/11/50	7,453	4,844
	Apple Inc.	2.400%	8/20/50	5,482	3,412
	Apple Inc.	2.650%	2/8/51	6,198	3,994
	Apple Inc.	2.700%	8/5/51	4,719	3,065
	Apple Inc.	3.950%	8/8/52	7,645	6,345
	Apple Inc.	4.850%	5/10/53	3,512	3,431
	Apple Inc.	2.550%	8/20/60	5,781	3,571
	Apple Inc.	2.800%	2/8/61	6,628	4,214
	Apple Inc.	2.850%	8/5/61	6,026	3,826
	Apple Inc.	4.100%	8/8/62	4,693	3,931
	Applied Materials Inc.	5.100%	10/1/35	1,800	1,822
	Applied Materials Inc.	5.850%	6/15/41	1,073	1,154
	Applied Materials Inc.	4.350%	4/1/47	3,368	2,986
	Applied Materials Inc.	2.750%	6/1/50	2,578	1,734
[2]	Broadcom Inc.	3.469%	4/15/34	9,525	8,042
[2]	Broadcom Inc.	3.137%	11/15/35	9,921	7,863
[2]	Broadcom Inc.	3.187%	11/15/36	8,221	6,425
[2]	Broadcom Inc.	4.926%	5/15/37	11,058	10,303
[2]	Broadcom Inc.	3.500%	2/15/41	11,657	8,906
[2]	Broadcom Inc.	3.750%	2/15/51	6,606	4,939
	Cisco Systems Inc.	5.900%	2/15/39	6,110	6,557
	Cisco Systems Inc.	5.500%	1/15/40	5,126	5,292
	Cisco Systems Inc.	5.300%	2/26/54	7,950	8,045
	Cisco Systems Inc.	5.350%	2/26/64	3,450	3,475
	Corning Inc.	4.700%	3/15/37	1,000	919
	Corning Inc.	5.750%	8/15/40	1,671	1,670
	Corning Inc.	4.750%	3/15/42	1,720	1,541
	Corning Inc.	5.350%	11/15/48	1,669	1,603
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corning Inc.	3.900%	11/15/49	939	727
Corning Inc.	4.375%	11/15/57	2,181	1,794
Corning Inc.	5.850%	11/15/68	1,307	1,286
Corning Inc.	5.450%	11/15/79	4,092	3,779
Dell Inc.	6.500%	4/15/38	1,057	1,105
Dell International LLC	8.100%	7/15/36	3,133	3,754
Dell International LLC	3.375%	12/15/41	3,396	2,474
Dell International LLC	8.350%	7/15/46	2,120	2,685
Dell International LLC	3.450%	12/15/51	3,625	2,482
Fidelity National Information Services Inc.	3.100%	3/1/41	3,608	2,598
Fidelity National Information Services Inc.	4.500%	8/15/46	464	380
Fidelity National Information Services Inc.	5.625%	7/15/52	2,718	2,688
Fiserv Inc.	4.400%	7/1/49	7,299	6,104
Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,886	1,969
Hewlett Packard Enterprise Co.	6.350%	10/15/45	5,255	5,432
HP Inc.	6.000%	9/15/41	4,544	4,647
IBM International Capital Pte. Ltd.	4.900%	2/5/34	4,075	3,952
IBM International Capital Pte. Ltd.	5.300%	2/5/54	5,475	5,254
Intel Corp.	4.600%	3/25/40	1,594	1,479
Intel Corp.	2.800%	8/12/41	3,252	2,304
Intel Corp.	4.800%	10/1/41	2,420	2,259
Intel Corp.	4.250%	12/15/42	1,717	1,464
Intel Corp.	5.625%	2/10/43	3,415	3,471
Intel Corp.	4.900%	7/29/45	3,261	3,085
Intel Corp.	4.100%	5/19/46	3,193	2,637
Intel Corp.	4.100%	5/11/47	3,114	2,561
Intel Corp.	3.734%	12/8/47	7,714	5,847
Intel Corp.	3.250%	11/15/49	5,559	3,841
Intel Corp.	4.750%	3/25/50	8,776	7,794
Intel Corp.	3.050%	8/12/51	4,286	2,832
Intel Corp.	4.900%	8/5/52	5,200	4,765
Intel Corp.	5.700%	2/10/53	10,694	10,807
Intel Corp.	3.100%	2/15/60	3,475	2,196
Intel Corp.	4.950%	3/25/60	3,140	2,864
Intel Corp.	3.200%	8/12/61	1,578	1,015
Intel Corp.	5.050%	8/5/62	2,400	2,215
Intel Corp.	5.900%	2/10/63	5,335	5,558
International Business Machines Corp.	4.150%	5/15/39	8,353	7,282
International Business Machines Corp.	5.600%	11/30/39	1,685	1,732
International Business Machines Corp.	2.850%	5/15/40	966	702
International Business Machines Corp.	4.000%	6/20/42	4,146	3,447
International Business Machines Corp.	4.700%	2/19/46	2,223	2,013
International Business Machines Corp.	4.250%	5/15/49	10,272	8,604
International Business Machines Corp.	2.950%	5/15/50	2,295	1,512
International Business Machines Corp.	3.430%	2/9/52	1,594	1,135
International Business Machines Corp.	4.900%	7/27/52	2,089	1,931
International Business Machines Corp.	5.100%	2/6/53	2,250	2,145
International Business Machines Corp.	7.125%	12/1/96	870	1,093
Intuit Inc.	5.500%	9/15/53	4,430	4,568
Juniper Networks Inc.	5.950%	3/15/41	1,193	1,180
KLA Corp.	5.000%	3/15/49	923	887
KLA Corp.	3.300%	3/1/50	2,924	2,099
KLA Corp.	4.950%	7/15/52	5,276	5,001
KLA Corp.	5.250%	7/15/62	2,718	2,641
Kyndryl Holdings Inc.	4.100%	10/15/41	1,809	1,353
Lam Research Corp.	4.875%	3/15/49	3,159	2,972
Lam Research Corp.	2.875%	6/15/50	1,584	1,071
Lam Research Corp.	3.125%	6/15/60	1,800	1,180
Micron Technology Inc.	3.366%	11/1/41	2,080	1,513
Micron Technology Inc.	3.477%	11/1/51	1,528	1,061
Microsoft Corp.	3.500%	2/12/35	4,795	4,350
Microsoft Corp.	4.200%	11/3/35	2,700	2,609
Microsoft Corp.	3.450%	8/8/36	6,429	5,663
Microsoft Corp.	4.100%	2/6/37	2,962	2,791

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	5.200%	6/1/39	1,599	1,689
	Microsoft Corp.	4.500%	10/1/40	2,038	1,990
	Microsoft Corp.	5.300%	2/8/41	2,800	2,995
	Microsoft Corp.	3.500%	11/15/42	2,094	1,755
	Microsoft Corp.	3.750%	2/12/45	2,399	2,050
	Microsoft Corp.	4.450%	11/3/45	3,941	3,758
	Microsoft Corp.	3.700%	8/8/46	5,353	4,453
	Microsoft Corp.	4.250%	2/6/47	2,349	2,164
[2]	Microsoft Corp.	4.500%	6/15/47	2,427	2,260
	Microsoft Corp.	2.525%	6/1/50	19,821	12,773
[2]	Microsoft Corp.	2.500%	9/15/50	7,745	4,914
	Microsoft Corp.	2.921%	3/17/52	19,944	13,766
	Microsoft Corp.	4.000%	2/12/55	1,903	1,651
	Microsoft Corp.	3.950%	8/8/56	1,892	1,593
	Microsoft Corp.	4.500%	2/6/57	1,398	1,320
	Microsoft Corp.	2.675%	6/1/60	12,089	7,634
	Microsoft Corp.	3.041%	3/17/62	8,074	5,490
	Moody's Corp.	2.750%	8/19/41	2,328	1,635
	Moody's Corp.	5.250%	7/15/44	1,715	1,678
	Moody's Corp.	4.875%	12/17/48	866	799
	Moody's Corp.	3.250%	5/20/50	890	631
	Moody's Corp.	3.750%	2/25/52	1,913	1,480
	Moody's Corp.	3.100%	11/29/61	1,714	1,096
	Motorola Solutions Inc.	5.500%	9/1/44	1,599	1,520
	Nokia OYJ	6.625%	5/15/39	1,748	1,687
	NVIDIA Corp.	3.500%	4/1/40	3,730	3,124
	NVIDIA Corp.	3.500%	4/1/50	7,650	5,993
	NVIDIA Corp.	3.700%	4/1/60	1,119	880
	NXP BV	3.250%	5/11/41	3,495	2,568
	NXP BV	3.125%	2/15/42	1,800	1,279
	NXP BV	3.250%	11/30/51	2,179	1,466
	Oracle Corp.	4.300%	7/8/34	6,545	5,934
	Oracle Corp.	3.900%	5/15/35	2,670	2,292
	Oracle Corp.	3.850%	7/15/36	2,096	1,762
	Oracle Corp.	3.800%	11/15/37	6,395	5,260
	Oracle Corp.	6.500%	4/15/38	8,032	8,578
	Oracle Corp.	6.125%	7/8/39	4,898	5,040
	Oracle Corp.	3.600%	4/1/40	8,337	6,437
	Oracle Corp.	5.375%	7/15/40	7,307	6,989
	Oracle Corp.	3.650%	3/25/41	7,695	5,918
	Oracle Corp.	4.500%	7/8/44	4,832	4,056
	Oracle Corp.	4.125%	5/15/45	7,213	5,699
	Oracle Corp.	4.000%	7/15/46	11,953	9,194
	Oracle Corp.	4.000%	11/15/47	5,146	3,934
	Oracle Corp.	3.600%	4/1/50	13,910	9,790
	Oracle Corp.	3.950%	3/25/51	13,738	10,239
	Oracle Corp.	6.900%	11/9/52	6,990	7,887
	Oracle Corp.	5.550%	2/6/53	7,679	7,350
	Oracle Corp.	4.375%	5/15/55	6,636	5,200
	Oracle Corp.	3.850%	4/1/60	11,065	7,687
	Oracle Corp.	4.100%	3/25/61	4,673	3,420
	QUALCOMM Inc.	4.650%	5/20/35	3,853	3,767
	QUALCOMM Inc.	4.800%	5/20/45	5,300	4,974
	QUALCOMM Inc.	4.300%	5/20/47	5,258	4,557
	QUALCOMM Inc.	3.250%	5/20/50	3,077	2,241
	QUALCOMM Inc.	4.500%	5/20/52	3,203	2,821
	QUALCOMM Inc.	6.000%	5/20/53	4,212	4,618
	Quanta Services Inc.	3.050%	10/1/41	1,738	1,221
	S&P Global Inc.	3.250%	12/1/49	2,116	1,507
	S&P Global Inc.	3.700%	3/1/52	3,595	2,780
	S&P Global Inc.	2.300%	8/15/60	2,931	1,584
	S&P Global Inc.	3.900%	3/1/62	1,913	1,489
	Salesforce Inc.	2.700%	7/15/41	4,525	3,228
	Salesforce Inc.	2.900%	7/15/51	6,771	4,504
	Salesforce Inc.	3.050%	7/15/61	4,341	2,792
	Texas Instruments Inc.	3.875%	3/15/39	1,291	1,135
	Texas Instruments Inc.	4.150%	5/15/48	5,739	4,874
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	2.700%	9/15/51	1,785	1,146
	Texas Instruments Inc.	4.100%	8/16/52	574	480
	Texas Instruments Inc.	5.000%	3/14/53	1,515	1,464
	Texas Instruments Inc.	5.150%	2/8/54	2,500	2,477
	Texas Instruments Inc.	5.050%	5/18/63	5,328	5,096
	TSMC Arizona Corp.	3.125%	10/25/41	3,582	2,840
	TSMC Arizona Corp.	3.250%	10/25/51	3,476	2,635
	TSMC Arizona Corp.	4.500%	4/22/52	2,783	2,676
	Verisk Analytics Inc.	5.500%	6/15/45	1,084	1,034
	Verisk Analytics Inc.	3.625%	5/15/50	1,713	1,254
	Workday Inc.	3.800%	4/1/32	50	45
					680,640
Utilities (12.7%)
	AEP Texas Inc.	3.800%	10/1/47	1,277	947
[1]	AEP Texas Inc.	4.150%	5/1/49	1,336	1,048
[1]	AEP Texas Inc.	3.450%	1/15/50	1,539	1,073
	AEP Texas Inc.	3.450%	5/15/51	2,447	1,686
	AEP Texas Inc.	5.250%	5/15/52	1,911	1,790
	AEP Transmission Co. LLC	4.000%	12/1/46	2,408	1,951
	AEP Transmission Co. LLC	3.750%	12/1/47	2,554	1,957
	AEP Transmission Co. LLC	4.250%	9/15/48	1,361	1,122
	AEP Transmission Co. LLC	3.800%	6/15/49	1,576	1,201
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	2,099	1,577
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	1,437	893
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	1,599	1,388
	AEP Transmission Co. LLC	5.400%	3/15/53	3,625	3,577
	Alabama Power Co.	6.125%	5/15/38	1,225	1,279
	Alabama Power Co.	6.000%	3/1/39	974	1,024
	Alabama Power Co.	3.850%	12/1/42	353	285
	Alabama Power Co.	4.150%	8/15/44	1,320	1,098
	Alabama Power Co.	3.750%	3/1/45	2,955	2,312
	Alabama Power Co.	4.300%	1/2/46	1,096	925
[1]	Alabama Power Co.	3.700%	12/1/47	2,075	1,578
[1]	Alabama Power Co.	4.300%	7/15/48	4,238	3,539
	Alabama Power Co.	3.450%	10/1/49	1,335	973
	Alabama Power Co.	3.125%	7/15/51	734	498
	Alabama Power Co.	3.000%	3/15/52	765	508
	Ameren Illinois Co.	4.150%	3/15/46	1,036	858
	Ameren Illinois Co.	3.700%	12/1/47	1,419	1,090
	Ameren Illinois Co.	4.500%	3/15/49	2,258	1,963
	Ameren Illinois Co.	3.250%	3/15/50	2,639	1,850
	Ameren Illinois Co.	2.900%	6/15/51	1,116	726
	Ameren Illinois Co.	5.900%	12/1/52	1,967	2,085
	American Electric Power Co. Inc.	3.250%	3/1/50	1,111	758
	American Water Capital Corp.	6.593%	10/15/37	2,527	2,837
	American Water Capital Corp.	4.300%	12/1/42	859	750
	American Water Capital Corp.	4.300%	9/1/45	916	781
	American Water Capital Corp.	4.000%	12/1/46	472	382
	American Water Capital Corp.	3.750%	9/1/47	3,231	2,508
	American Water Capital Corp.	4.200%	9/1/48	2,124	1,784
	American Water Capital Corp.	4.150%	6/1/49	1,580	1,306
	American Water Capital Corp.	3.450%	5/1/50	1,807	1,322
	American Water Capital Corp.	3.250%	6/1/51	2,251	1,584
	American Water Capital Corp.	5.450%	3/1/54	1,700	1,674
	Appalachian Power Co.	7.000%	4/1/38	2,954	3,300
	Appalachian Power Co.	4.400%	5/15/44	1,104	905
	Appalachian Power Co.	4.450%	6/1/45	1,109	914
[1]	Appalachian Power Co.	4.500%	3/1/49	2,233	1,805
[1]	Appalachian Power Co.	3.700%	5/1/50	1,964	1,404
	Arizona Public Service Co.	5.050%	9/1/41	982	898
	Arizona Public Service Co.	4.500%	4/1/42	1,491	1,266
	Arizona Public Service Co.	4.350%	11/15/45	971	798
	Arizona Public Service Co.	3.750%	5/15/46	1,067	791
	Arizona Public Service Co.	4.200%	8/15/48	847	669
	Arizona Public Service Co.	4.250%	3/1/49	992	790
	Arizona Public Service Co.	3.500%	12/1/49	889	613
	Arizona Public Service Co.	3.350%	5/15/50	1,743	1,190

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	2.650%	9/15/50	610	362
	Atmos Energy Corp.	5.500%	6/15/41	790	797
	Atmos Energy Corp.	4.150%	1/15/43	1,638	1,395
	Atmos Energy Corp.	4.125%	10/15/44	2,910	2,473
	Atmos Energy Corp.	4.300%	10/1/48	1,353	1,162
	Atmos Energy Corp.	4.125%	3/15/49	1,617	1,331
	Atmos Energy Corp.	3.375%	9/15/49	1,996	1,443
	Atmos Energy Corp.	2.850%	2/15/52	1,511	968
	Atmos Energy Corp.	5.750%	10/15/52	1,676	1,754
	Atmos Energy Corp.	6.200%	11/15/53	1,585	1,749
	Avista Corp.	4.350%	6/1/48	1,901	1,566
	Avista Corp.	4.000%	4/1/52	1,391	1,062
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,385	1,479
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,068	787
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	793	603
	Baltimore Gas & Electric Co.	4.250%	9/15/48	817	681
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,180	809
	Baltimore Gas & Electric Co.	2.900%	6/15/50	1,120	723
	Baltimore Gas & Electric Co.	4.550%	6/1/52	1,512	1,308
	Baltimore Gas & Electric Co.	5.400%	6/1/53	2,798	2,740
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	9,126	9,623
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,399	1,448
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	2,076	1,992
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,976	2,621
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	3,444	2,608
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,173	1,824
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	3,588	2,892
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,091	1,968
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	3,175	2,719
	Black Hills Corp.	6.150%	5/15/34	1,565	1,607
	Black Hills Corp.	4.200%	9/15/46	1,191	926
	Black Hills Corp.	3.875%	10/15/49	1,061	766
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,079	841
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	2,469	2,180
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,179	952
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,236	2,728
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	1,602	1,053
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	4,309	3,097
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	1,724	1,590
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	2,400	2,385
	CenterPoint Energy Inc.	3.700%	9/1/49	1,047	763
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,073	1,095
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	1,223	979
	Cleco Corporate Holdings LLC	4.973%	5/1/46	1,215	1,003
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	911	909
	CMS Energy Corp.	4.875%	3/1/44	1,584	1,453
	Commonwealth Edison Co.	5.900%	3/15/36	2,057	2,151
	Commonwealth Edison Co.	6.450%	1/15/38	986	1,070
	Commonwealth Edison Co.	3.800%	10/1/42	1,090	873
	Commonwealth Edison Co.	4.600%	8/15/43	1,120	1,006
	Commonwealth Edison Co.	4.700%	1/15/44	956	858
	Commonwealth Edison Co.	3.700%	3/1/45	1,677	1,307
	Commonwealth Edison Co.	4.350%	11/15/45	1,463	1,244
	Commonwealth Edison Co.	3.650%	6/15/46	2,625	2,000
[1]	Commonwealth Edison Co.	3.750%	8/15/47	2,505	1,912
	Commonwealth Edison Co.	4.000%	3/1/48	3,344	2,672
	Commonwealth Edison Co.	4.000%	3/1/49	1,625	1,289
[1]	Commonwealth Edison Co.	3.200%	11/15/49	1,040	713
	Commonwealth Edison Co.	3.000%	3/1/50	1,855	1,222
[1]	Commonwealth Edison Co.	3.125%	3/15/51	3,020	2,021
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Commonwealth Edison Co.	2.750%	9/1/51	710	436
[1]	Commonwealth Edison Co.	3.850%	3/15/52	1,731	1,331
	Commonwealth Edison Co.	5.300%	2/1/53	4,300	4,168
	Connecticut Light & Power Co.	4.300%	4/15/44	1,891	1,610
[1]	Connecticut Light & Power Co.	4.150%	6/1/45	937	791
	Connecticut Light & Power Co.	4.000%	4/1/48	4,411	3,578
	Connecticut Light & Power Co.	5.250%	1/15/53	2,978	2,884
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	1,480	1,512
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	832	826
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,582	1,627
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	979	1,039
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,105	1,179
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	749	835
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,583	1,577
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	746	750
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	2,276	1,897
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,107	1,725
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	5,228	4,529
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,542	2,199
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,059	831
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,690	1,308
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,972	2,593
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	814	654
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	2,925	2,342
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	2,144	1,452
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	7,688	8,330
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	3,973	4,169
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,555	2,194
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,341	1,096
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,202	930
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,784	1,497
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,573	1,120
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,879	1,140
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,064	763
	Constellation Energy Generation LLC	6.125%	1/15/34	1,140	1,190
	Constellation Energy Generation LLC	6.250%	10/1/39	2,885	2,976
	Constellation Energy Generation LLC	5.750%	10/1/41	1,380	1,352
	Constellation Energy Generation LLC	5.600%	6/15/42	2,685	2,617
	Constellation Energy Generation LLC	6.500%	10/1/53	3,455	3,794
	Consumers Energy Co.	3.950%	5/15/43	1,217	1,016
	Consumers Energy Co.	3.250%	8/15/46	2,181	1,597
	Consumers Energy Co.	3.950%	7/15/47	890	723
	Consumers Energy Co.	4.050%	5/15/48	1,698	1,412

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	4.350%	4/15/49	1,826	1,577
	Consumers Energy Co.	3.750%	2/15/50	473	370
	Consumers Energy Co.	3.100%	8/15/50	1,684	1,159
	Consumers Energy Co.	3.500%	8/1/51	1,880	1,399
	Consumers Energy Co.	2.650%	8/15/52	491	305
	Consumers Energy Co.	4.200%	9/1/52	2,426	2,013
	Consumers Energy Co.	2.500%	5/1/60	2,004	1,112
	Dayton Power & Light Co.	3.950%	6/15/49	1,577	1,163
	Delmarva Power & Light Co.	4.150%	5/15/45	1,109	890
[1]	Dominion Energy Inc.	5.250%	8/1/33	854	838
[1]	Dominion Energy Inc.	5.950%	6/15/35	1,627	1,656
	Dominion Energy Inc.	7.000%	6/15/38	793	863
[1]	Dominion Energy Inc.	3.300%	4/15/41	2,198	1,614
[1]	Dominion Energy Inc.	4.900%	8/1/41	1,983	1,776
[1]	Dominion Energy Inc.	4.050%	9/15/42	1,881	1,489
	Dominion Energy Inc.	4.700%	12/1/44	1,068	919
[1]	Dominion Energy Inc.	4.600%	3/15/49	1,530	1,290
[1]	Dominion Energy Inc.	4.850%	8/15/52	2,177	1,903
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	687	726
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,287	1,269
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,494	1,319
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	3,130	2,882
	DTE Electric Co.	5.200%	4/1/33	1,615	1,625
[1]	DTE Electric Co.	4.000%	4/1/43	965	801
	DTE Electric Co.	4.300%	7/1/44	1,070	919
	DTE Electric Co.	3.700%	3/15/45	1,439	1,135
	DTE Electric Co.	3.700%	6/1/46	977	753
	DTE Electric Co.	3.750%	8/15/47	569	439
[1]	DTE Electric Co.	4.050%	5/15/48	3,546	2,877
	DTE Electric Co.	3.950%	3/1/49	2,250	1,813
	DTE Electric Co.	2.950%	3/1/50	774	512
[1]	DTE Electric Co.	3.250%	4/1/51	1,514	1,049
[1]	DTE Electric Co.	3.650%	3/1/52	1,204	899
	DTE Electric Co.	5.400%	4/1/53	2,499	2,478
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,559	1,633
	Duke Energy Carolinas LLC	6.000%	1/15/38	1,976	2,074
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,691	1,774
	Duke Energy Carolinas LLC	5.300%	2/15/40	2,778	2,721
	Duke Energy Carolinas LLC	4.250%	12/15/41	2,515	2,125
	Duke Energy Carolinas LLC	4.000%	9/30/42	3,858	3,145
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,382	1,066
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,797	1,405
	Duke Energy Carolinas LLC	3.700%	12/1/47	2,647	1,972
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,900	2,285
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,764	1,220
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,359	966
	Duke Energy Carolinas LLC	3.550%	3/15/52	909	651
	Duke Energy Carolinas LLC	5.350%	1/15/53	3,243	3,159
	Duke Energy Carolinas LLC	5.400%	1/15/54	2,685	2,623
	Duke Energy Corp.	3.300%	6/15/41	682	502
	Duke Energy Corp.	4.800%	12/15/45	3,031	2,654
	Duke Energy Corp.	3.750%	9/1/46	5,408	4,022
	Duke Energy Corp.	3.950%	8/15/47	842	639
	Duke Energy Corp.	4.200%	6/15/49	1,706	1,345
	Duke Energy Corp.	3.500%	6/15/51	4,328	2,985
	Duke Energy Corp.	5.000%	8/15/52	4,021	3,585
	Duke Energy Corp.	6.100%	9/15/53	2,224	2,314
	Duke Energy Florida LLC	6.350%	9/15/37	1,574	1,683
	Duke Energy Florida LLC	6.400%	6/15/38	3,681	3,967
	Duke Energy Florida LLC	5.650%	4/1/40	937	943
	Duke Energy Florida LLC	3.850%	11/15/42	708	563
	Duke Energy Florida LLC	3.400%	10/1/46	3,151	2,266
	Duke Energy Florida LLC	4.200%	7/15/48	1,063	872
	Duke Energy Florida LLC	3.000%	12/15/51	716	463
	Duke Energy Florida LLC	5.950%	11/15/52	1,035	1,087
	Duke Energy Florida LLC	6.200%	11/15/53	2,268	2,456
	Duke Energy Indiana LLC	6.120%	10/15/35	1,176	1,222
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Indiana LLC	6.350%	8/15/38	1,621	1,736
	Duke Energy Indiana LLC	6.450%	4/1/39	950	1,033
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	847	774
	Duke Energy Indiana LLC	3.750%	5/15/46	891	682
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	3,321	2,299
	Duke Energy Indiana LLC	2.750%	4/1/50	1,911	1,186
	Duke Energy Indiana LLC	5.400%	4/1/53	2,050	1,974
	Duke Energy Ohio Inc.	3.700%	6/15/46	556	418
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,290	1,054
	Duke Energy Ohio Inc.	5.650%	4/1/53	2,405	2,428
	Duke Energy Progress LLC	6.300%	4/1/38	921	989
	Duke Energy Progress LLC	4.100%	5/15/42	2,060	1,708
	Duke Energy Progress LLC	4.100%	3/15/43	1,253	1,028
	Duke Energy Progress LLC	4.375%	3/30/44	1,476	1,261
	Duke Energy Progress LLC	4.150%	12/1/44	982	805
	Duke Energy Progress LLC	4.200%	8/15/45	2,081	1,711
	Duke Energy Progress LLC	3.700%	10/15/46	1,378	1,041
	Duke Energy Progress LLC	3.600%	9/15/47	1,452	1,076
	Duke Energy Progress LLC	2.500%	8/15/50	1,986	1,175
	Duke Energy Progress LLC	2.900%	8/15/51	1,300	835
	Duke Energy Progress LLC	4.000%	4/1/52	995	784
	Duke Energy Progress LLC	5.350%	3/15/53	4,230	4,083
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	825	662
	El Paso Electric Co.	6.000%	5/15/35	1,620	1,625
	El Paso Electric Co.	5.000%	12/1/44	921	782
	Emera US Finance LP	4.750%	6/15/46	4,403	3,581
	Entergy Arkansas LLC	5.300%	9/15/33	950	952
	Entergy Arkansas LLC	4.200%	4/1/49	1,735	1,416
	Entergy Arkansas LLC	2.650%	6/15/51	2,330	1,397
	Entergy Arkansas LLC	3.350%	6/15/52	1,377	946
	Entergy Corp.	3.750%	6/15/50	3,085	2,225
	Entergy Louisiana LLC	3.100%	6/15/41	1,848	1,358
	Entergy Louisiana LLC	4.200%	9/1/48	3,005	2,438
	Entergy Louisiana LLC	4.200%	4/1/50	1,082	878
	Entergy Louisiana LLC	2.900%	3/15/51	2,331	1,462
	Entergy Louisiana LLC	4.750%	9/15/52	1,235	1,083
	Entergy Mississippi LLC	5.000%	9/1/33	1,040	1,018
	Entergy Mississippi LLC	3.850%	6/1/49	1,750	1,335
	Entergy Mississippi LLC	3.500%	6/1/51	1,028	727
	Entergy Texas Inc.	3.550%	9/30/49	765	552
	Entergy Texas Inc.	5.800%	9/1/53	932	959
	Essential Utilities Inc.	4.276%	5/1/49	1,801	1,451
	Essential Utilities Inc.	3.351%	4/15/50	1,779	1,230
	Essential Utilities Inc.	5.300%	5/1/52	2,223	2,064
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,029	854
	Evergy Kansas Central Inc.	4.100%	4/1/43	559	456
	Evergy Kansas Central Inc.	4.250%	12/1/45	916	750
	Evergy Kansas Central Inc.	3.450%	4/15/50	1,854	1,303
	Evergy Kansas Central Inc.	5.700%	3/15/53	1,076	1,074
	Evergy Metro Inc.	5.300%	10/1/41	1,219	1,166
	Evergy Metro Inc.	4.200%	6/15/47	1,535	1,232
	Evergy Metro Inc.	4.200%	3/15/48	1,236	1,001
[1]	Evergy Metro Inc.	4.125%	4/1/49	1,126	891
	Eversource Energy	3.450%	1/15/50	1,277	870
[1]	Exelon Corp.	4.950%	6/15/35	1,172	1,095
	Exelon Corp.	5.625%	6/15/35	2,449	2,432
	Exelon Corp.	5.100%	6/15/45	2,988	2,719
	Exelon Corp.	4.450%	4/15/46	2,518	2,108
	Exelon Corp.	4.700%	4/15/50	2,343	2,023
	Exelon Corp.	4.100%	3/15/52	2,437	1,890
	Exelon Corp.	5.600%	3/15/53	4,175	4,071
	Florida Power & Light Co.	5.625%	4/1/34	724	757
	Florida Power & Light Co.	4.950%	6/1/35	460	453
	Florida Power & Light Co.	5.650%	2/1/37	319	329
	Florida Power & Light Co.	5.950%	2/1/38	1,307	1,390
	Florida Power & Light Co.	5.960%	4/1/39	910	976

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.690%	3/1/40	2,187	2,241
	Florida Power & Light Co.	5.250%	2/1/41	2,590	2,555
	Florida Power & Light Co.	4.125%	2/1/42	3,041	2,607
	Florida Power & Light Co.	4.050%	6/1/42	2,467	2,090
	Florida Power & Light Co.	3.800%	12/15/42	1,912	1,556
	Florida Power & Light Co.	4.050%	10/1/44	1,541	1,297
	Florida Power & Light Co.	3.700%	12/1/47	2,234	1,737
	Florida Power & Light Co.	3.950%	3/1/48	4,400	3,561
	Florida Power & Light Co.	4.125%	6/1/48	1,087	903
	Florida Power & Light Co.	3.990%	3/1/49	1,085	878
	Florida Power & Light Co.	3.150%	10/1/49	2,142	1,477
	Florida Power & Light Co.	2.875%	12/4/51	4,344	2,821
	Florida Power & Light Co.	5.300%	4/1/53	2,922	2,885
[1]	Georgia Power Co.	4.750%	9/1/40	1,390	1,262
	Georgia Power Co.	4.300%	3/15/42	4,623	3,946
	Georgia Power Co.	4.300%	3/15/43	2,608	2,190
[1]	Georgia Power Co.	3.700%	1/30/50	2,698	2,043
[1]	Georgia Power Co.	3.250%	3/15/51	3,157	2,164
	Georgia Power Co.	5.125%	5/15/52	3,570	3,388
	Iberdrola International BV	6.750%	7/15/36	1,756	1,966
[1]	Idaho Power Co.	4.200%	3/1/48	1,592	1,282
[1]	Idaho Power Co.	5.500%	3/15/53	1,125	1,106
[1]	Idaho Power Co.	5.800%	4/1/54	1,090	1,110
	Indiana Michigan Power Co.	6.050%	3/15/37	1,022	1,060
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	1,223	1,043
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	837	622
	Indiana Michigan Power Co.	4.250%	8/15/48	908	735
	Indiana Michigan Power Co.	3.250%	5/1/51	815	552
	Indiana Michigan Power Co.	5.625%	4/1/53	2,672	2,675
	Interstate Power & Light Co.	6.250%	7/15/39	905	944
	Interstate Power & Light Co.	3.700%	9/15/46	944	702
	Interstate Power & Light Co.	3.500%	9/30/49	1,168	828
	Interstate Power & Light Co.	3.100%	11/30/51	501	321
	ITC Holdings Corp.	5.300%	7/1/43	1,539	1,440
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	787	735
	Kentucky Utilities Co.	5.125%	11/1/40	3,032	2,878
	Kentucky Utilities Co.	4.375%	10/1/45	1,095	919
	Kentucky Utilities Co.	3.300%	6/1/50	1,885	1,303
	Louisville Gas & Electric Co.	4.250%	4/1/49	1,350	1,100
	MidAmerican Energy Co.	5.350%	1/15/34	1,305	1,330
[1]	MidAmerican Energy Co.	5.750%	11/1/35	1,207	1,251
[1]	MidAmerican Energy Co.	5.800%	10/15/36	2,722	2,813
	MidAmerican Energy Co.	4.800%	9/15/43	1,618	1,480
	MidAmerican Energy Co.	4.400%	10/15/44	1,713	1,467
	MidAmerican Energy Co.	4.250%	5/1/46	1,495	1,253
	MidAmerican Energy Co.	3.650%	8/1/48	1,290	981
	MidAmerican Energy Co.	4.250%	7/15/49	3,091	2,597
	MidAmerican Energy Co.	3.150%	4/15/50	1,952	1,334
	MidAmerican Energy Co.	2.700%	8/1/52	845	518
	MidAmerican Energy Co.	5.850%	9/15/54	4,781	5,044
	MidAmerican Energy Co.	5.300%	2/1/55	2,305	2,245
[1]	Mississippi Power Co.	4.250%	3/15/42	1,112	927
[1]	Mississippi Power Co.	3.100%	7/30/51	646	420
	National Grid USA	5.803%	4/1/35	1,550	1,528
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,167	984
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	3,013	2,503
[1]	Nevada Power Co.	6.650%	4/1/36	1,202	1,286
[1]	Nevada Power Co.	6.750%	7/1/37	982	1,087
[1]	Nevada Power Co.	3.125%	8/1/50	1,489	977
[1]	Nevada Power Co.	5.900%	5/1/53	1,217	1,252
	Nevada Power Co.	6.000%	3/15/54	2,200	2,298
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	3,095	3,038
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,453	921
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	5,560	5,163
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	995	965
	NiSource Inc.	5.950%	6/15/41	884	898
	NiSource Inc.	5.250%	2/15/43	1,562	1,472
	NiSource Inc.	4.800%	2/15/44	3,303	2,930
	NiSource Inc.	5.650%	2/1/45	2,579	2,505
	NiSource Inc.	4.375%	5/15/47	5,899	4,873
	NiSource Inc.	3.950%	3/30/48	3,423	2,630
	NiSource Inc.	5.000%	6/15/52	1,443	1,304
	Northern States Power Co.	6.250%	6/1/36	675	729
	Northern States Power Co.	6.200%	7/1/37	1,056	1,130
	Northern States Power Co.	5.350%	11/1/39	928	916
	Northern States Power Co.	3.400%	8/15/42	1,941	1,474
	Northern States Power Co.	4.125%	5/15/44	558	460
	Northern States Power Co.	4.000%	8/15/45	713	577
	Northern States Power Co.	3.600%	5/15/46	2,261	1,712
	Northern States Power Co.	3.600%	9/15/47	1,027	777
	Northern States Power Co.	2.900%	3/1/50	3,802	2,488
	Northern States Power Co.	2.600%	6/1/51	2,422	1,496
	Northern States Power Co.	3.200%	4/1/52	705	486
	Northern States Power Co.	4.500%	6/1/52	1,781	1,553
	Northern States Power Co.	5.100%	5/15/53	4,426	4,224
	Northern States Power Co.	5.400%	3/15/54	1,500	1,484
	NorthWestern Corp.	4.176%	11/15/44	1,409	1,135
	NSTAR Electric Co.	5.500%	3/15/40	801	798
	NSTAR Electric Co.	4.400%	3/1/44	948	817
	NSTAR Electric Co.	4.550%	6/1/52	1,660	1,435
	NSTAR Electric Co.	4.950%	9/15/52	1,346	1,245
	Oglethorpe Power Corp.	5.950%	11/1/39	711	702
	Oglethorpe Power Corp.	5.375%	11/1/40	1,485	1,391
	Oglethorpe Power Corp.	4.500%	4/1/47	939	762
	Oglethorpe Power Corp.	5.050%	10/1/48	1,680	1,481
	Oglethorpe Power Corp.	3.750%	8/1/50	2,136	1,531
	Oglethorpe Power Corp.	5.250%	9/1/50	835	764
[2]	Oglethorpe Power Corp.	6.200%	12/1/53	1,470	1,512
	Ohio Power Co.	4.150%	4/1/48	1,295	1,037
	Ohio Power Co.	4.000%	6/1/49	1,245	972
[1]	Ohio Power Co.	2.900%	10/1/51	1,785	1,137
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	797
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,369	1,040
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	1,290	1,297
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	637	760
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	2,274	2,257
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,802	1,634
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,680	2,706
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,981	1,571
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,616	1,247
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	2,465	2,020
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,508	1,183
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	2,262	1,551
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,225	761
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	2,061	1,812
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	3,423	3,188
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	774	768
	ONE Gas Inc.	4.658%	2/1/44	1,140	1,015
	ONE Gas Inc.	4.500%	11/1/48	1,879	1,614
	Pacific Gas & Electric Co.	6.950%	3/15/34	2,500	2,703
	Pacific Gas & Electric Co.	4.500%	7/1/40	6,489	5,452
	Pacific Gas & Electric Co.	3.300%	8/1/40	5,255	3,788
	Pacific Gas & Electric Co.	4.200%	6/1/41	954	750
	Pacific Gas & Electric Co.	3.750%	8/15/42	942	692
	Pacific Gas & Electric Co.	4.600%	6/15/43	290	238
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,086	1,739
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,241	968
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,412	1,752
	Pacific Gas & Electric Co.	4.950%	7/1/50	13,041	11,076
	Pacific Gas & Electric Co.	3.500%	8/1/50	7,572	5,094
	Pacific Gas & Electric Co.	5.250%	3/1/52	1,447	1,281

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	6.750%	1/15/53	7,034	7,539
	Pacific Gas & Electric Co.	6.700%	4/1/53	4,430	4,751
	PacifiCorp	5.450%	2/15/34	3,500	3,452
	PacifiCorp	5.250%	6/15/35	547	531
	PacifiCorp	6.100%	8/1/36	1,208	1,251
	PacifiCorp	5.750%	4/1/37	1,064	1,058
	PacifiCorp	6.250%	10/15/37	995	1,040
	PacifiCorp	6.350%	7/15/38	1,300	1,366
	PacifiCorp	6.000%	1/15/39	2,077	2,133
	PacifiCorp	4.100%	2/1/42	928	736
	PacifiCorp	4.125%	1/15/49	1,191	929
	PacifiCorp	4.150%	2/15/50	2,094	1,625
	PacifiCorp	3.300%	3/15/51	3,838	2,517
	PacifiCorp	2.900%	6/15/52	1,305	795
	PacifiCorp	5.350%	12/1/53	3,348	3,075
	PacifiCorp	5.500%	5/15/54	2,751	2,567
	PacifiCorp	5.800%	1/15/55	5,580	5,394
	PECO Energy Co.	5.950%	10/1/36	910	963
	PECO Energy Co.	4.150%	10/1/44	710	593
	PECO Energy Co.	3.700%	9/15/47	1,176	914
	PECO Energy Co.	3.900%	3/1/48	1,492	1,200
	PECO Energy Co.	3.000%	9/15/49	836	562
	PECO Energy Co.	2.800%	6/15/50	1,052	678
	PECO Energy Co.	3.050%	3/15/51	519	349
	PECO Energy Co.	2.850%	9/15/51	1,225	780
	PECO Energy Co.	4.600%	5/15/52	1,381	1,230
	PECO Energy Co.	4.375%	8/15/52	2,115	1,803
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,005	873
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	1,008	710
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,374	913
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	1,448	1,305
	Potomac Electric Power Co.	6.500%	11/15/37	1,098	1,212
	Potomac Electric Power Co.	4.150%	3/15/43	2,499	2,100
[3]	Potomac Electric Power Co.	5.500%	3/15/54	1,000	995
	PPL Electric Utilities Corp.	4.850%	2/15/34	2,405	2,342
	PPL Electric Utilities Corp.	6.250%	5/15/39	803	872
	PPL Electric Utilities Corp.	4.750%	7/15/43	761	700
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,064	892
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,049	872
	PPL Electric Utilities Corp.	3.950%	6/1/47	2,250	1,816
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,439	1,206
	PPL Electric Utilities Corp.	3.000%	10/1/49	455	310
	PPL Electric Utilities Corp.	5.250%	5/15/53	3,141	3,049
	Progress Energy Inc.	6.000%	12/1/39	3,874	3,905
[1]	Public Service Co. of Colorado	6.250%	9/1/37	1,752	1,858
	Public Service Co. of Colorado	6.500%	8/1/38	532	579
	Public Service Co. of Colorado	3.600%	9/15/42	989	759
	Public Service Co. of Colorado	4.300%	3/15/44	518	431
	Public Service Co. of Colorado	3.800%	6/15/47	1,267	962
	Public Service Co. of Colorado	4.100%	6/15/48	980	782
	Public Service Co. of Colorado	4.050%	9/15/49	1,190	928
[1]	Public Service Co. of Colorado	3.200%	3/1/50	2,959	2,004
[1]	Public Service Co. of Colorado	2.700%	1/15/51	575	348
[1]	Public Service Co. of Colorado	4.500%	6/1/52	2,532	2,120
	Public Service Co. of Colorado	5.250%	4/1/53	3,055	2,892
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,012	765
	Public Service Co. of New Hampshire	5.150%	1/15/53	686	658
[1]	Public Service Co. of Oklahoma	3.150%	8/15/51	1,066	713
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	952	980
[1]	Public Service Electric & Gas Co.	5.500%	3/1/40	996	996
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,280	1,074
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,578	1,242
[1]	Public Service Electric & Gas Co.	3.800%	1/1/43	1,012	822
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	2,191	1,729
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,210	922
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	914	760
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,060	845
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,263	891
[1]	Public Service Electric & Gas Co.	3.150%	1/1/50	947	658
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,192	768
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	989	552
[1]	Public Service Electric & Gas Co.	5.125%	3/15/53	2,080	2,014
	Public Service Electric & Gas Co.	5.450%	8/1/53	1,070	1,075
[1,3]	Public Service Electric & Gas Co.	5.450%	3/1/54	2,500	2,507
	Puget Sound Energy Inc.	6.274%	3/15/37	1,044	1,098
	Puget Sound Energy Inc.	5.757%	10/1/39	676	679
	Puget Sound Energy Inc.	5.795%	3/15/40	691	698
	Puget Sound Energy Inc.	5.638%	4/15/41	923	919
	Puget Sound Energy Inc.	4.300%	5/20/45	593	492
	Puget Sound Energy Inc.	4.223%	6/15/48	3,684	2,990
	Puget Sound Energy Inc.	3.250%	9/15/49	1,430	974
	Puget Sound Energy Inc.	2.893%	9/15/51	983	625
	Puget Sound Energy Inc.	5.448%	6/1/53	752	744
	San Diego Gas & Electric Co.	6.000%	6/1/39	925	957
	San Diego Gas & Electric Co.	4.500%	8/15/40	1,630	1,446
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	955	734
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,385	1,140
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	789	636
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	838	582
[1]	San Diego Gas & Electric Co.	2.950%	8/15/51	2,633	1,746
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,000	741
	San Diego Gas & Electric Co.	5.350%	4/1/53	2,820	2,728
	Sempra	3.800%	2/1/38	3,682	3,020
	Sempra	6.000%	10/15/39	2,789	2,815
	Sempra	4.000%	2/1/48	3,069	2,383
[2]	Sierra Pacific Power Co.	5.900%	3/15/54	1,102	1,126
	Southern California Edison Co.	6.000%	1/15/34	502	523
	Southern California Edison Co.	5.200%	6/1/34	1,645	1,609
[1]	Southern California Edison Co.	5.750%	4/1/35	1,369	1,385
[1]	Southern California Edison Co.	5.350%	7/15/35	1,210	1,204
	Southern California Edison Co.	5.625%	2/1/36	949	949
[1]	Southern California Edison Co.	5.550%	1/15/37	1,237	1,231
[1]	Southern California Edison Co.	5.950%	2/1/38	1,996	2,045
	Southern California Edison Co.	6.050%	3/15/39	672	692
	Southern California Edison Co.	5.500%	3/15/40	3,012	2,975
	Southern California Edison Co.	4.500%	9/1/40	896	783
	Southern California Edison Co.	4.050%	3/15/42	1,267	1,041
[1]	Southern California Edison Co.	3.900%	3/15/43	1,456	1,151
	Southern California Edison Co.	4.650%	10/1/43	2,663	2,331
[1]	Southern California Edison Co.	3.600%	2/1/45	1,232	912
	Southern California Edison Co.	4.000%	4/1/47	8,647	6,726
[1]	Southern California Edison Co.	4.125%	3/1/48	7,156	5,709
[1]	Southern California Edison Co.	4.875%	3/1/49	1,756	1,559
	Southern California Edison Co.	3.650%	2/1/50	4,415	3,230
[1]	Southern California Edison Co.	2.950%	2/1/51	1,656	1,060
[1]	Southern California Edison Co.	3.650%	6/1/51	1,100	804
	Southern California Edison Co.	3.450%	2/1/52	2,379	1,657
[1]	Southern California Edison Co.	5.450%	6/1/52	946	907
	Southern California Edison Co.	5.700%	3/1/53	1,347	1,336
	Southern California Edison Co.	5.875%	12/1/53	2,440	2,479
[3]	Southern California Edison Co.	5.750%	4/15/54	1,725	1,714
	Southern California Gas Co.	5.125%	11/15/40	632	604
	Southern California Gas Co.	3.750%	9/15/42	1,067	841
[1]	Southern California Gas Co.	4.125%	6/1/48	1,128	912
[1]	Southern California Gas Co.	4.300%	1/15/49	3,359	2,753
[1]	Southern California Gas Co.	3.950%	2/15/50	845	651
	Southern California Gas Co.	6.350%	11/15/52	2,115	2,317
	Southern California Gas Co.	5.750%	6/1/53	1,793	1,810
	Southern Co.	5.700%	3/15/34	1,300	1,325
	Southern Co.	4.250%	7/1/36	1,709	1,509
	Southern Co.	4.400%	7/1/46	6,397	5,395
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	868	868
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,656	1,375
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,325	1,007

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	2,843	2,307
	Southern Power Co.	5.150%	9/15/41	1,961	1,809
	Southern Power Co.	5.250%	7/15/43	395	366
[1]	Southern Power Co.	4.950%	12/15/46	1,323	1,162
	Southwest Gas Corp.	3.800%	9/29/46	1,319	964
	Southwest Gas Corp.	4.150%	6/1/49	976	746
	Southwestern Electric Power Co.	6.200%	3/15/40	992	1,026
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	818	628
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	1,801	1,321
	Southwestern Electric Power Co.	3.250%	11/1/51	1,261	825
	Southwestern Public Service Co.	4.500%	8/15/41	1,160	984
	Southwestern Public Service Co.	3.400%	8/15/46	832	579
	Southwestern Public Service Co.	3.700%	8/15/47	1,720	1,230
[1]	Southwestern Public Service Co.	4.400%	11/15/48	1,127	918
	Southwestern Public Service Co.	3.750%	6/15/49	1,083	786
[1]	Southwestern Public Service Co.	3.150%	5/1/50	1,920	1,237
	Spire Missouri Inc.	3.300%	6/1/51	990	670
	Tampa Electric Co.	4.100%	6/15/42	960	788
	Tampa Electric Co.	4.300%	6/15/48	903	742
	Tampa Electric Co.	4.450%	6/15/49	1,097	923
	Tampa Electric Co.	3.625%	6/15/50	2,071	1,504
	Tampa Electric Co.	3.450%	3/15/51	2,114	1,466
	Tampa Electric Co.	5.000%	7/15/52	1,300	1,185
	Toledo Edison Co.	6.150%	5/15/37	1,124	1,183
	Tucson Electric Power Co.	4.850%	12/1/48	865	767
	Tucson Electric Power Co.	4.000%	6/15/50	873	668
	Tucson Electric Power Co.	5.500%	4/15/53	1,625	1,591
	Union Electric Co.	5.300%	8/1/37	1,853	1,846
	Union Electric Co.	3.900%	9/15/42	1,515	1,228
	Union Electric Co.	3.650%	4/15/45	269	204
	Union Electric Co.	4.000%	4/1/48	3,785	2,978
	Union Electric Co.	3.250%	10/1/49	996	680
	Union Electric Co.	2.625%	3/15/51	2,255	1,362
	Union Electric Co.	3.900%	4/1/52	3,757	2,924
	Union Electric Co.	5.450%	3/15/53	1,225	1,199
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,047	1,090
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,806	1,872
	Virginia Electric & Power Co.	6.350%	11/30/37	1,467	1,565
	Virginia Electric & Power Co.	8.875%	11/15/38	2,370	3,150
	Virginia Electric & Power Co.	4.000%	1/15/43	1,079	884
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	2,288	2,024
	Virginia Electric & Power Co.	4.450%	2/15/44	3,312	2,846
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	3,536	2,920
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	1,792	1,421
	Virginia Electric & Power Co.	4.600%	12/1/48	1,517	1,313
	Virginia Electric & Power Co.	3.300%	12/1/49	2,437	1,711
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	2.450%	12/15/50	595	345
	Virginia Electric & Power Co.	2.950%	11/15/51	2,288	1,470
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	6,111	5,259
	Virginia Electric & Power Co.	5.450%	4/1/53	2,960	2,896
	Virginia Electric & Power Co.	5.700%	8/15/53	710	717
[1]	Washington Gas Light Co.	3.796%	9/15/46	2,073	1,529
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,413	1,041
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,073	1,102
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,347	1,130
	Wisconsin Power & Light Co.	6.375%	8/15/37	1,419	1,519
	Wisconsin Power & Light Co.	3.650%	4/1/50	748	546
	Wisconsin Public Service Corp.	3.671%	12/1/42	796	621
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,963	1,788
	Wisconsin Public Service Corp.	3.300%	9/1/49	970	679
	Wisconsin Public Service Corp.	2.850%	12/1/51	1,863	1,176
	Xcel Energy Inc.	6.500%	7/1/36	1,289	1,387
	Xcel Energy Inc.	3.500%	12/1/49	2,464	1,719
					966,131
Total Corporate Bonds (Cost $8,477,427)					7,459,261
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[5]	Vanguard Market Liquidity Fund (Cost $11,984)	5.400%		119,858	11,985
Total Investments (98.3%) (Cost $8,503,177)					7,485,025
Other Assets and Liabilities—Net (1.7%)					125,585
Net Assets (100%)					7,610,610
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $67,668,000, representing 0.9% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
4	Securities with a value of $2,130,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Long-Term Corporate Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2024	193	22,035	33
Ultra Long U.S. Treasury Bond	June 2024	74	9,463	(17)
				16

Short Futures Contracts
Long U.S. Treasury Bond	June 2024	(203)	(24,208)	6
				22

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S41-V1	12/20/28	USD	50,000	(1.000)	(1,126)	(103)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,491,193)	7,473,040
Affiliated Issuers (Cost $11,984)	11,985
Total Investments in Securities	7,485,025
Investment in Vanguard	229
Cash Collateral Received for ETF Capital Activity	22,369
Receivables for Investment Securities Sold	155,736
Receivables for Accrued Income	109,442
Receivables for Capital Shares Issued	1,404
Total Assets	7,774,205
Liabilities
Due to Custodian	276
Payables for Investment Securities Purchased	139,599
Collateral for ETF Capital Activity	22,369
Payables for Capital Shares Redeemed	525
Payables for Distributions	466
Payables to Vanguard	116
Variation Margin Payable—Futures Contracts	236
Variation Margin Payable—Centrally Cleared Swap Contracts	8
Total Liabilities	163,595
Net Assets	7,610,610
At February 29, 2024, net assets consisted of:

Paid-in Capital	9,112,542
Total Distributable Earnings (Loss)	(1,501,932)
Net Assets	7,610,610

ETF Shares—Net Assets
Applicable to 88,854,242 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,842,124
Net Asset Value Per Share—ETF Shares	$77.00

Admiral Shares—Net Assets
Applicable to 17,032,390 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	351,118
Net Asset Value Per Share—Admiral Shares	$20.61

Institutional Shares—Net Assets
Applicable to 16,316,999 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	417,368
Net Asset Value Per Share—Institutional Shares	$25.58

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest[1]	178,277
Total Income	178,277
Expenses
The Vanguard Group—Note B
Investment Advisory Services	74
Management and Administrative—ETF Shares	852
Management and Administrative—Admiral Shares	97
Management and Administrative—Institutional Shares	88
Marketing and Distribution—ETF Shares	164
Marketing and Distribution—Admiral Shares	9
Marketing and Distribution—Institutional Shares	6
Custodian Fees	60
Shareholders’ Reports—ETF Shares	80
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Other Expenses	11
Total Expenses	1,446
Net Investment Income	176,831
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(132,084)
Futures Contracts	(1,386)
Swap Contracts	100
Realized Net Gain (Loss)	(133,370)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	214,807
Futures Contracts	(95)
Swap Contracts	(103)
Change in Unrealized Appreciation (Depreciation)	214,609
Net Increase (Decrease) in Net Assets Resulting from Operations	258,070
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $611,000, $7,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($36,855,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	176,831	284,027
Realized Net Gain (Loss)	(133,370)	(412,283)
Change in Unrealized Appreciation (Depreciation)	214,609	56,700
Net Increase (Decrease) in Net Assets Resulting from Operations	258,070	(71,556)
Distributions
ETF Shares	(157,588)	(245,908)
Admiral Shares	(8,440)	(13,799)
Institutional Shares	(10,497)	(15,296)
Total Distributions	(176,525)	(275,003)
Capital Share Transactions
ETF Shares	521,278	2,016,670
Admiral Shares	27,795	63,314
Institutional Shares	(4,580)	169,337
Net Increase (Decrease) from Capital Share Transactions	544,493	2,249,321
Total Increase (Decrease)	626,038	1,902,762
Net Assets
Beginning of Period	6,984,572	5,081,810
End of Period	7,610,610	6,984,572

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$75.91	$80.54	$108.31	$107.01	$102.86	$88.35
Investment Operations
Net Investment Income[1]	1.924	3.692	3.286	3.294	3.701	3.936
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.109	(4.727)	(27.794)	1.288	4.189	14.458
Total from Investment Operations	3.033	(1.035)	(24.508)	4.582	7.890	18.394
Distributions
Dividends from Net Investment Income	(1.943)	(3.595)	(3.262)	(3.282)	(3.740)	(3.884)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.943)	(3.595)	(3.262)	(3.282)	(3.740)	(3.884)
Net Asset Value, End of Period	$77.00	$75.91	$80.54	$108.31	$107.01	$102.86
Total Return	4.10%	-1.27%	-23.06%	4.39%	7.90%	21.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,842	$6,252	$4,545	$5,517	$5,214	$4,074
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[3]	0.04%[3]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	5.14%	4.79%	3.47%	3.10%	3.60%	4.36%
Portfolio Turnover Rate[4]	14%	33%	31%	36%	62%	47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.05, $.01, $.03, $.00, and $.00.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.32	$21.56	$29.03	$28.68	$27.55	$23.65
Investment Operations
Net Investment Income[1]	.514	.984	.875	.877	.988	1.053
Net Realized and Unrealized Gain (Loss) on Investments[2]	.291	(1.260)	(7.473)	.345	1.125	3.895
Total from Investment Operations	.805	(.276)	(6.598)	1.222	2.113	4.948
Distributions
Dividends from Net Investment Income	(.515)	(.964)	(.872)	(.872)	(.983)	(1.048)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.515)	(.964)	(.872)	(.872)	(.983)	(1.048)
Net Asset Value, End of Period	$20.61	$20.32	$21.56	$29.03	$28.68	$27.55
Total Return[3]	4.06%	-1.25%	-23.10%	4.37%	7.87%	21.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$351	$319	$272	$314	$320	$256
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[4]	0.07%[4]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	5.12%	4.75%	3.44%	3.08%	3.58%	4.34%
Portfolio Turnover Rate[5]	14%	33%	31%	36%	62%	47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.01, $.00, $.01, $.00, and $.00.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.21	$26.76	$36.02	$35.59	$34.18	$29.36
Investment Operations
Net Investment Income[1]	.640	1.227	1.092	1.095	1.250	1.314
Net Realized and Unrealized Gain (Loss) on Investments[2]	.371	(1.575)	(9.264)	.425	1.387	4.812
Total from Investment Operations	1.011	(.348)	(8.172)	1.520	2.637	6.126
Distributions
Dividends from Net Investment Income	(.641)	(1.202)	(1.088)	(1.090)	(1.227)	(1.306)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.641)	(1.202)	(1.088)	(1.090)	(1.227)	(1.306)
Net Asset Value, End of Period	$25.58	$25.21	$26.76	$36.02	$35.59	$34.18
Total Return[3]	4.11%	-1.28%	-23.05%	4.37%	7.91%	21.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$417	$414	$264	$340	$268	$541
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[4]	0.05%[4]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	5.14%	4.78%	3.46%	3.09%	3.68%	4.36%
Portfolio Turnover Rate[5]	14%	33%	31%	36%	62%	47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.02, $.00, $.01, $.00, and $.00.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing

Long-Term Corporate Bond Index Fund
brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Asset and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings,

Long-Term Corporate Bond Index Fund
if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $229,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Long-Term Corporate Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,779	—	13,779
Corporate Bonds	—	7,459,261	—	7,459,261
Temporary Cash Investments	11,985	—	—	11,985
Total	11,985	7,473,040	—	7,485,025

Derivative Financial Instruments
Assets
Futures Contracts[1]	39	—	—	39
Liabilities
Futures Contracts[1]	17	—	—	17
Swap Contracts	103[1]	—	—	103
Total	120	—	—	120
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At February 29, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	39	—	39
Total Assets	39	—	39

Unrealized Depreciation—Futures Contracts[1]	17	—	17
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	103	103
Total Liabilities	17	103	120
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 29, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(1,386)	—	(1,386)
Swap Contracts	—	100	100
Realized Net Gain (Loss) on Derivatives	(1,386)	100	(1,286)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(95)	—	(95)
Swap Contracts	—	(103)	(103)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(95)	(103)	(198)
E.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,512,658
Gross Unrealized Appreciation	35,451
Gross Unrealized Depreciation	(1,063,165)
Net Unrealized Appreciation (Depreciation)	(1,027,714)

Long-Term Corporate Bond Index Fund
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $367,104,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 29, 2024, the fund purchased $566,504,000 of investment securities and sold $529,640,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $439,044,000 and $424,210,000, respectively. In addition, the fund purchased and sold investment securities of $3,776,396,000 and $3,293,139,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	3,869,969[2]	51,202[2]	5,230,203	67,719
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,348,691)[2]	(44,700)[2]	(3,213,533)	(41,800)
Net Increase (Decrease)—ETF Shares	521,278	6,502	2,016,670	25,919
Admiral Shares
Issued[1]	58,159	2,844	99,670	4,826
Issued in Lieu of Cash Distributions	5,361	266	8,810	427
Redeemed	(35,725)	(1,770)	(45,166)	(2,186)
Net Increase (Decrease)—Admiral Shares	27,795	1,340	63,314	3,067
Institutional Shares
Issued[1]	5,513	251	169,574	6,552
Issued in Lieu of Cash Distributions	10,497	422	15,296	596
Redeemed	(20,590)	(787)	(15,533)	(597)
Net Increase (Decrease)—Institutional Shares	(4,580)	(114)	169,337	6,551
1	Includes purchase fees for fiscal 2024 and 2023 of $682,000 and $3,492,000, respectively (fund totals).
2	Includes unsettled in-kind transactions as of February 29, 2024 for 700,000 issued shares and 500,000 redeemed shares valued at $38,449,000 and $53,243,000, respectively, which settled shortly afterwards.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

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Q16452 042024

Semiannual Report  |  February 29, 2024
Vanguard Mortgage-Backed Securities Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$1,020.60	$0.20
Admiral™ Shares	1,000.00	1,019.90	0.35
Institutional Shares	1,000.00	1,020.60	0.25
Based on Hypothetical 5% Yearly Return
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$1,024.66	$0.20
Admiral Shares	1,000.00	1,024.51	0.35
Institutional Shares	1,000.00	1,024.61	0.25
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Mortgage-Backed Securities Index Fund
Distribution by Stated Maturity
As of February 29, 2024
0 - 10 Years	1.8%
10 - 20 Years	14.1
20 - 30 Years	82.9
30 - 40 Years	1.2
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Mortgage-Backed Securities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.4%)
Conventional Mortgage-Backed Securities (99.4%)
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	3,518	3,267
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	54,100	50,450
[1,2]	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	197,442	177,484
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	199,182	182,149
[1,2]	Freddie Mac Gold Pool	4.000%	3/1/24–6/1/49	150,052	141,662
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/24–11/1/48	61,667	59,849
[1,2]	Freddie Mac Gold Pool	5.000%	5/1/24–11/1/48	18,602	18,628
[1,2]	Freddie Mac Gold Pool	5.500%	10/1/26–6/1/41	16,565	16,855
[1,2]	Freddie Mac Gold Pool	6.000%	11/1/28–5/1/40	9,082	9,364
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	76	79
[1]	Ginnie Mae I Pool	2.500%	6/15/27–6/15/28	94	88
[1]	Ginnie Mae I Pool	3.000%	1/15/26–8/15/43	9,801	8,705
[1]	Ginnie Mae I Pool	3.500%	2/15/26–9/15/49	18,988	17,750
[1]	Ginnie Mae I Pool	4.000%	7/15/24–6/15/49	13,459	12,728
[1]	Ginnie Mae I Pool	4.500%	8/15/33–7/15/49	18,071	17,595
[1]	Ginnie Mae I Pool	5.000%	3/15/34–4/15/41	7,591	7,644
[1]	Ginnie Mae I Pool	6.500%	10/15/28–1/15/39	50	50
[1]	Ginnie Mae I Pool	7.000%	10/15/27	1	1
[1]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	18,186	14,010
[1,3,4]	Ginnie Mae II Pool	2.000%	8/20/50–3/15/54	729,530	594,513
[1,4]	Ginnie Mae II Pool	2.500%	6/20/27–3/15/54	737,535	625,160
[1,4]	Ginnie Mae II Pool	3.000%	10/20/26–3/15/54	735,090	649,991
[1,4]	Ginnie Mae II Pool	3.500%	12/20/25–3/15/54	562,279	514,833
[1,4]	Ginnie Mae II Pool	4.000%	9/20/25–3/15/54	400,354	376,585
[1,4]	Ginnie Mae II Pool	4.500%	2/20/39–3/15/54	379,598	365,153
[1,4]	Ginnie Mae II Pool	5.000%	2/20/39–3/15/54	395,827	388,056
[1,4]	Ginnie Mae II Pool	5.500%	2/20/49–3/15/54	344,474	342,791
[1,4]	Ginnie Mae II Pool	6.000%	12/20/52–3/15/54	271,485	273,548
[1,4]	Ginnie Mae II Pool	6.500%	10/20/28–3/15/54	164,235	167,057
[1,4]	Ginnie Mae II Pool	7.000%	4/20/38–3/15/54	57,132	58,400
[1]	Ginnie Mae II Pool	7.500%	12/20/53	5,666	5,825
[1,2]	UMBS Pool	1.500%	7/1/35–4/1/52	963,463	766,844
[1,2,4]	UMBS Pool	2.000%	11/1/27–3/25/54	3,998,991	3,236,634
[1,2,4]	UMBS Pool	2.500%	3/1/27–3/25/54	2,828,772	2,374,375
[1,2,4]	UMBS Pool	3.000%	10/1/26–3/25/54	1,773,763	1,551,079
[1,2,4]	UMBS Pool	3.500%	8/1/25–3/25/54	1,130,154	1,024,080
[1,2,4]	UMBS Pool	4.000%	4/1/24–3/25/54	921,643	861,492
[1,2,4]	UMBS Pool	4.500%	6/1/25–3/25/54	758,907	725,542
[1,2,4]	UMBS Pool	5.000%	7/1/24–3/25/54	848,124	827,977
4

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	UMBS Pool	5.500%	11/1/24–3/25/54	830,752	825,955
[1,2,4]	UMBS Pool	6.000%	12/1/25–3/25/54	664,317	670,889
[1,2,4]	UMBS Pool	6.500%	11/1/52–3/25/54	452,572	462,641
[1,2,4]	UMBS Pool	7.000%	10/1/33–3/25/54	134,553	138,678
[1,2]	UMBS Pool	7.500%	11/1/53–1/1/54	14,454	14,960
					18,581,416
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.152%	12/1/41	15	15
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	8	8
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.475%	5.554%	3/1/43	72	72
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.527%	5.777%	10/1/37	16	16
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.804%	7/1/43	139	143
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.596%	5.671%	6/1/43	17	18
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	1	1
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.672%	5.854%	10/1/42	25	25
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	10/1/39–9/1/42	101	104
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.699%	5.868%	8/1/39	15	15
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	26	27
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.742%	5.320%	5/1/42	7	8
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.774%	5.878%	5/1/42	6	6
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.794%	5.723%	3/1/42	15	16
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.100%	8/1/42	34	36
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.796%	5.966%	11/1/39	4	4
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	22	22
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.198%	3/1/41	21	21
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	10/1/40–12/1/40	1	2
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41–1/1/42	19	19
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.451%	5/1/41	11	11
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40–12/1/41	21	22
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.749%	2/1/42	21	21
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.308%	4/1/41	15	16
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.210%	5/1/40	1	1
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.836%	6.143%	2/1/41	1	1
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.089%	12/1/39	32	32
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.862%	6.061%	9/1/40	14	15
[1,2,5]	Fannie Mae Pool, RFUCCT1Y + 1.914%	5.289%	4/1/37	3	3
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	11/1/43	38	39
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	2	2
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	5.163%	2/1/37	8	8
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	5	5
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.840%	6.138%	2/1/42	6	6
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.848%	6/1/41	10	10
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	5.598%	6/1/40	3	3
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.145%	9/1/40	5	5
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.896%	6.145%	12/1/39	2	3
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40	1	1
5

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.723%	2/1/41	22	23
[1,2,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	4.585%	3/1/38	4	5
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	1/20/41–8/20/41	119	116
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	11/20/40–12/20/42	98	97
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41	2	2
[1,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	1	1
[1,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	2	2
					1,028
Total U.S. Government and Agency Obligations (Cost $20,452,626)					18,582,444
				Shares
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[6]	Vanguard Market Liquidity Fund (Cost $321,171)	5.400%		3,212,123	321,181
Total Investments (101.1%) (Cost $20,773,797)					18,903,625
Other Assets and Liabilities—Net (-1.1%)					(210,601)
Net Assets (100%)					18,693,024
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $303,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
UMBS—Uniform Mortgage-Backed Securities.
6

Mortgage-Backed Securities Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $20,452,626)	18,582,444
Affiliated Issuers (Cost $321,171)	321,181
Total Investments in Securities	18,903,625
Investment in Vanguard	611
Cash	210
Receivables for Investment Securities Sold	268,549
Receivables for Accrued Income	57,944
Receivables for Capital Shares Issued	9,657
Total Assets	19,240,596
Liabilities
Payables for Investment Securities Purchased	544,701
Payables for Capital Shares Redeemed	1,729
Payables for Distributions	844
Payables to Vanguard	298
Total Liabilities	547,572
Net Assets	18,693,024
At February 29, 2024, net assets consisted of:

Paid-in Capital	21,071,487
Total Distributable Earnings (Loss)	(2,378,463)
Net Assets	18,693,024

ETF Shares—Net Assets
Applicable to 381,942,192 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,308,537
Net Asset Value Per Share—ETF Shares	$45.32

Admiral Shares—Net Assets
Applicable to 60,388,178 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,091,449
Net Asset Value Per Share—Admiral Shares	$18.07

Institutional Shares—Net Assets
Applicable to 11,965,560 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	293,038
Net Asset Value Per Share—Institutional Shares	$24.49
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mortgage-Backed Securities Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest[1]	351,670
Total Income	351,670
Expenses
The Vanguard Group—Note B
Investment Advisory Services	192
Management and Administrative—ETF Shares	2,278
Management and Administrative—Admiral Shares	339
Management and Administrative—Institutional Shares	57
Marketing and Distribution—ETF Shares	377
Marketing and Distribution—Admiral Shares	32
Marketing and Distribution—Institutional Shares	5
Custodian Fees	69
Shareholders’ Reports—ETF Shares	485
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	7
Other Expenses	8
Total Expenses	3,872
Expenses Paid Indirectly	(2)
Net Expenses	3,870
Net Investment Income	347,800
Realized Net Gain (Loss)
Investment Securities Sold[1]	(127,852)
Futures Contracts	(519)
Realized Net Gain (Loss)	(128,371)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	215,516
Futures Contracts	(231)
Change in Unrealized Appreciation (Depreciation)	215,285
Net Increase (Decrease) in Net Assets Resulting from Operations	434,714
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,654,000, $48,000, $1,000, and ($51,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mortgage-Backed Securities Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	347,800	510,492
Realized Net Gain (Loss)	(128,371)	(297,152)
Change in Unrealized Appreciation (Depreciation)	215,285	(522,125)
Net Increase (Decrease) in Net Assets Resulting from Operations	434,714	(308,785)
Distributions
ETF Shares	(313,556)	(450,787)
Admiral Shares	(21,704)	(36,725)
Institutional Shares	(5,070)	(6,820)
Total Distributions	(340,330)	(494,332)
Capital Share Transactions
ETF Shares	874,863	2,666,471
Admiral Shares	(152,860)	87,714
Institutional Shares	55,030	67,440
Net Increase (Decrease) from Capital Share Transactions	777,033	2,821,625
Total Increase (Decrease)	871,417	2,018,508
Net Assets
Beginning of Period	17,821,607	15,803,099
End of Period	18,693,024	17,821,607
See accompanying Notes, which are an integral part of the Financial Statements.
9

Mortgage-Backed Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$45.23	$47.53	$53.47	$54.36	$53.26	$51.38
Investment Operations
Net Investment Income[1]	.842	1.424	.842	.581	1.197	1.564
Net Realized and Unrealized Gain (Loss) on Investments	.074	(2.344)	(5.995)	(.768)	1.146	1.859
Total from Investment Operations	.916	(.920)	(5.153)	(.187)	2.343	3.423
Distributions
Dividends from Net Investment Income	(.826)	(1.380)	(.787)	(.594)	(1.243)	(1.543)
Distributions from Realized Capital Gains	—	—	—	(.109)	—	—
Total Distributions	(.826)	(1.380)	(.787)	(.703)	(1.243)	(1.543)
Net Asset Value, End of Period	$45.32	$45.23	$47.53	$53.47	$54.36	$53.26
Total Return	2.06%	-1.94%	-9.71%	-0.35%	4.45%	6.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,309	$16,343	$14,405	$15,055	$11,643	$10,316
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.78%	3.10%	1.67%	1.08%	2.22%	3.01%
Portfolio Turnover Rate[3]	47%	101%	170%	316%	218%	190%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Includes 36%, 80%, 113%, 237%, 11%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Mortgage-Backed Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.05	$18.98	$21.37	$21.72	$21.26	$20.51
Investment Operations
Net Investment Income[1]	.334	.563	.328	.211	.470	.622
Net Realized and Unrealized Gain (Loss) on Investments	.020	(.934)	(2.391)	(.292)	.463	.742
Total from Investment Operations	.354	(.371)	(2.063)	(.081)	.933	1.364
Distributions
Dividends from Net Investment Income	(.334)	(.559)	(.327)	(.225)	(.473)	(.614)
Distributions from Realized Capital Gains	—	—	—	(.044)	—	—
Total Distributions	(.334)	(.559)	(.327)	(.269)	(.473)	(.614)
Net Asset Value, End of Period	$18.07	$18.05	$18.98	$21.37	$21.72	$21.26
Total Return[2]	1.99%	-1.96%	-9.72%	-0.38%	4.43%	6.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,091	$1,242	$1,219	$1,419	$1,159	$841
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.75%	3.07%	1.62%	0.98%	2.18%	2.99%
Portfolio Turnover Rate[4]	47%	101%	170%	316%	218%	190%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Includes 36%, 80%, 113%, 237%, 11%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Mortgage-Backed Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.45	$25.72	$28.96	$29.44	$28.81	$27.79
Investment Operations
Net Investment Income[1]	.455	.771	.467	.393	.641	.846
Net Realized and Unrealized Gain (Loss) on Investments	.040	(1.278)	(3.258)	(.503)	.636	1.011
Total from Investment Operations	.495	(.507)	(2.791)	(.110)	1.277	1.857
Distributions
Dividends from Net Investment Income	(.455)	(.763)	(.449)	(.311)	(.647)	(.837)
Distributions from Realized Capital Gains	—	—	—	(.059)	—	—
Total Distributions	(.455)	(.763)	(.449)	(.370)	(.647)	(.837)
Net Asset Value, End of Period	$24.49	$24.45	$25.72	$28.96	$29.44	$28.81
Total Return	2.06%	-1.98%	-9.70%	-0.38%	4.48%	6.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$293	$237	$179	$122	$171	$119
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.77%	3.10%	1.71%	1.35%	2.20%	3.01%
Portfolio Turnover Rate[3]	47%	101%	170%	316%	218%	190%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Includes 36%, 80%, 113%, 237%, 11%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Mortgage-Backed Securities Index Fund
Notes to Financial Statements
Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At February 29, 2024, counterparties had deposited in segregated accounts cash of $100,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income
13

Mortgage-Backed Securities Index Fund
securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 29, 2024.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
14

Mortgage-Backed Securities Index Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
15

Mortgage-Backed Securities Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $611,000, representing less than 0.01% of the fund’s net assets and 0.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,582,444	—	18,582,444
Temporary Cash Investments	321,181	—	—	321,181
Total	321,181	18,582,444	—	18,903,625
E.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,792,107
Gross Unrealized Appreciation	50,392
Gross Unrealized Depreciation	(1,938,874)
Net Unrealized Appreciation (Depreciation)	(1,888,482)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $416,200,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024;
16

Mortgage-Backed Securities Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 29, 2024, the fund purchased $9,440,439,000 of investment securities and sold $8,701,529,000 of investment securities, other than temporary cash investments.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,706,889	39,057	3,283,280	71,834
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(832,026)	(18,425)	(616,809)	(13,575)
Net Increase (Decrease)—ETF Shares	874,863	20,632	2,666,471	58,259
Admiral Shares
Issued	162,132	9,005	507,368	27,567
Issued in Lieu of Cash Distributions	16,736	938	28,376	1,549
Redeemed	(331,728)	(18,407)	(448,030)	(24,490)
Net Increase (Decrease)—Admiral Shares	(152,860)	(8,464)	87,714	4,626
Institutional Shares
Issued	56,316	2,346	88,292	3,568
Issued in Lieu of Cash Distributions	4,928	203	6,744	272
Redeemed	(6,214)	(260)	(27,596)	(1,116)
Net Increase (Decrease)—Institutional Shares	55,030	2,289	67,440	2,724
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can,
17

Mortgage-Backed Securities Index Fund
therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 29, 2024, one shareholder was the record or beneficial owner of 44% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q16482 042024

Semiannual Report  |  February 29, 2024
Vanguard Total Corporate Bond ETF
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Total Corporate Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total Corporate Bond ETF.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
Total Corporate Bond ETF	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,037.60	$0.20
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.66	0.20
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.04%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Total Corporate Bond ETF
Underlying Vanguard Funds
As of February 29, 2024
Vanguard Short-Term Corporate Bond ETF	38.9%
Vanguard Long-Term Corporate Bond ETF	33.4
Vanguard Intermediate-Term Corporate Bond ETF	27.7
The table reflects the fund's investments, except for short-term investments.
3

Total Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Funds (100.0%)
Vanguard Short-Term Corporate Bond ETF	4,812,367	370,696
Vanguard Long-Term Corporate Bond ETF	4,125,939	317,780
Vanguard Intermediate-Term Corporate Bond ETF	3,299,971	263,305
Total Investment Companies (Cost $1,057,181)		951,781
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.400% (Cost $404)	4,043	404
Total Investments (100.0%) (Cost $1,057,585)		952,185
Other Assets and Liabilities—Net (0.0%)		(50)
Net Assets (100%)		952,135
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Corporate Bond ETF
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,057,585)	952,185
Receivables for Investment Securities Sold	4,473
Receivables for Accrued Income	2
Receivables for Capital Shares Issued	1
Total Assets	956,661
Liabilities
Due to Custodian	4
Payables for Investment Securities Purchased	4,522
Total Liabilities	4,526
Net Assets	952,135
At February 29, 2024, net assets consisted of:

Paid-in Capital	1,080,026
Total Distributable Earnings (Loss)	(127,891)
Net Assets	952,135

Net Assets
Applicable to 12,540,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	952,135
Net Asset Value Per Share	$75.93
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Corporate Bond ETF
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	19,702
Net Investment Income—Note B	19,702
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold[1]	(7,855)
Realized Net Gain (Loss)	(7,855)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	9,799
Net Increase (Decrease) in Net Assets Resulting from Operations	21,646
1	Includes ($5,332,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total Corporate Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,702	32,421
Realized Net Gain (Loss)	(7,855)	(5,962)
Change in Unrealized Appreciation (Depreciation)	9,799	(6,108)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,646	20,351
Distributions
Total Distributions	(19,716)	(32,389)
Capital Share Transactions
Issued	147,325	686,441
Issued in Lieu of Cash Distributions	—	—
Redeemed	(380,282)	(70,310)
Net Increase (Decrease) from Capital Share Transactions	(232,957)	616,131
Total Increase (Decrease)	(231,027)	604,093
Net Assets
Beginning of Period	1,183,162	579,069
End of Period	952,135	1,183,162
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$74.74	$76.60	$92.55	$92.62	$89.19	$81.59
Investment Operations
Net Investment Income[1]	1.577	2.644	2.141	2.229	2.638	2.825
Capital Gain Distributions Received[1]	.000[2]	—	.237	.053	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.191	(1.806)	(16.168)	(.131)	3.614	7.717
Total from Investment Operations	2.768	.838	(13.790)	2.151	6.252	10.542
Distributions
Dividends from Net Investment Income	(1.578)	(2.698)	(2.148)	(2.221)	(2.822)	(2.942)
Distributions from Realized Capital Gains	—	—	(.012)	—	—	—
Total Distributions	(1.578)	(2.698)	(2.160)	(2.221)	(2.822)	(2.942)
Net Asset Value, End of Period	$75.93	$74.74	$76.60	$92.55	$92.62	$89.19
Total Return	3.76%	1.13%	-15.11%	2.37%	7.18%	13.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$952	$1,183	$579	$695	$619	$203
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.25%	3.52%	2.52%	2.43%	2.94%	3.38%
Portfolio Turnover Rate[3]	4%	10%	14%	10%	40%	12%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Total Corporate Bond ETF
Notes to Financial Statements
Vanguard Total Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the perfomance of its target index by investing in select Vanguard bond index ETF shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
9

Total Corporate Bond ETF
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended February 29, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,065,592
Gross Unrealized Appreciation	1,958
Gross Unrealized Depreciation	(115,365)
Net Unrealized Appreciation (Depreciation)	(113,407)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $7,163,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024;
10

Total Corporate Bond ETF
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	Shares (000)	Shares (000)
Issued	1,960	9,210
Issued in Lieu of Cash Distributions	—	—
Redeemed	(5,250)	(940)
Net Increase (Decrease) in Shares Outstanding	(3,290)	8,270
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2023 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 29, 2024 Market Value ($000)
Vanguard Intermediate-Term Corporate Bond ETF	324,133	45,670	107,808	(1,874)	3,184	5,259	—	263,305
Vanguard Long-Term Corporate Bond ETF	394,676	64,553	138,044	(5,906)	2,501	7,985	—	317,780
Vanguard Market Liquidity Fund	486	NA3	NA3	—	—	11	—	404
Vanguard Short-Term Corporate Bond ETF	463,868	71,563	168,774	(75)	4,114	6,447	—	370,696
Total	1,183,163	181,786	414,626	(7,855)	9,799	19,702	—	952,185
1	Includes $147,262,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $380,181,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
11

Total Corporate Bond ETF
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
12

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Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9852 042024

Semiannual Report  |  February 29, 2024
Vanguard Total World Bond ETF
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Total World Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total World Bond ETF.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
Total World Bond ETF	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,029.50	$0.25
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.61	0.25
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.05%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Total World Bond ETF
Underlying Vanguard Funds
As of February 29, 2024
Vanguard Total Bond Market ETF	51.2%
Vanguard Total International Bond ETF	48.8
The table reflects the fund's investments, except for short-term investments.
3

Total World Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (51.2%)
Vanguard Total Bond Market ETF	5,312,576	383,674
International Bond Fund (48.8%)
Vanguard Total International Bond ETF	7,496,940	365,326
Total Investment Companies (Cost $835,041)		749,000
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.400% (Cost $114)	1,140	114
Total Investments (100.0%) (Cost $835,155)		749,114
Other Assets and Liabilities—Net (0.0%)		5
Net Assets (100%)		749,119
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total World Bond ETF
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $835,155)	749,114
Receivables for Investment Securities Sold	912
Receivables for Accrued Income	1
Total Assets	750,027
Liabilities
Payables for Investment Securities Purchased	908
Total Liabilities	908
Net Assets	749,119
At February 29, 2024, net assets consisted of:

Paid-in Capital	848,519
Total Distributable Earnings (Loss)	(99,400)
Net Assets	749,119

Net Assets
Applicable to 11,000,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	749,119
Net Asset Value Per Share	$68.10
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total World Bond ETF
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	18,652
Net Investment Income—Note B	18,652
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold[1]	(4,289)
Realized Net Gain (Loss)	(4,289)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	6,638
Net Increase (Decrease) in Net Assets Resulting from Operations	21,001
1	Includes $195,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total World Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,652	14,472
Realized Net Gain (Loss)	(4,289)	(4,654)
Change in Unrealized Appreciation (Depreciation)	6,638	(10,246)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,001	(428)
Distributions
Total Distributions	(18,659)	(14,468)
Capital Share Transactions
Issued	80,561	179,865
Issued in Lieu of Cash Distributions	—	—
Redeemed	(12,067)	(56,515)
Net Increase (Decrease) from Capital Share Transactions	68,494	123,350
Total Increase (Decrease)	70,836	108,454
Net Assets
Beginning of Period	678,283	569,829
End of Period	749,119	678,283
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total World Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,				September 4, 2018[1] to August 31, 2019
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$67.90	$69.58	$80.76	$81.56	$80.97	$75.00
Investment Operations
Net Investment Income[2]	1.785	1.623	1.912	1.108	2.125	2.004
Capital Gain Distributions Received[2]	.000[3]	—	.327	.146	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.208	(1.668)	(11.356)	(.929)	.782	6.071
Total from Investment Operations	1.993	(.045)	(9.117)	.325	2.907	8.075
Distributions
Dividends from Net Investment Income	(1.793)	(1.635)	(1.984)	(1.125)	(2.317)	(2.105)
Distributions from Realized Capital Gains	—	—	(.079)	—	—	—
Total Distributions	(1.793)	(1.635)	(2.063)	(1.125)	(2.317)	(2.105)
Net Asset Value, End of Period	$68.10	$67.90	$69.58	$80.76	$81.56	$80.97
Total Return	2.95%	-0.03%	-11.51%	0.40%	3.69%	11.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$749	$678	$570	$581	$448	$160
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—[4]
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.06%	0.06%	0.06%[4]
Ratio of Net Investment Income to Average Net Assets	5.31%	2.38%	2.55%	1.37%	2.64%	2.62%[4]
Portfolio Turnover Rate[5]	7%	14%	13%	10%	19%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Distribution was less than $.001 per share.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Total World Bond ETF
Notes to Financial Statements
Vanguard Total World Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the perfomance of its target index by investing in select Vanguard bond index ETF shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
9

Total World Bond ETF
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended February 29, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 29, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	838,814
Gross Unrealized Appreciation	919
Gross Unrealized Depreciation	(90,619)
Net Unrealized Appreciation (Depreciation)	(89,700)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $5,837,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024;
10

Total World Bond ETF
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	Shares (000)	Shares (000)
Issued	1,190	2,630
Issued in Lieu of Cash Distributions	—	—
Redeemed	(180)	(830)
Net Increase (Decrease) in Shares Outstanding	1,010	1,800
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2023 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 29, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	128	NA3	NA3	—	—	3	—	114
Vanguard Total Bond Market ETF	346,358	64,257	29,719	(1,930)	4,708	6,114	—	383,674
Vanguard Total International Bond ETF	331,803	62,806	28,854	(2,359)	1,930	12,535	—	365,326
Total	678,289	127,063	58,573	(4,289)	6,638	18,652	—	749,114
1	Includes $80,552,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $12,067,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At February 29, 2024, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
11

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q30612 042024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 25, 2024

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 25, 2024

*By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.